UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders

SAVING : INVESTING : PLANNING

VALIC Company I

Annual Report, May 31, 2019

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company I

ANNUAL REPORT MAY 31, 2019

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ended May 31, 2019. We encourage you to carefully read this report and thank you for your investment.

As always, we encourage you to maintain a well-diversified, long-term investment portfolio to help smooth the inevitable ups-and-downs of market performance. Your VALIC financial advisor can assist by reviewing your financial situation and developing a plan that utilizes diversification, asset allocation, tax planning and other investment strategies to better help you reach your long-term retirement goals.

Sincerely,

John T. Genoy, President

VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2019 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2018 and held until May 31, 2019. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2019 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2018	Ending Account Value Using Actual Return at May 31, 2019	Expenses Paid During the Six Months Ended May 31, 2019	Beginning Account Value at December 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2019	Expenses Paid During the Six Months Ended May 31, 2019	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,014.14	$3.72	$1,000.00	$1,021.24	$3.73	0.74%
Blue Chip Growth	$1,000.00	$1,040.73	$4.17	$1,000.00	$1,020.84	$4.13	0.82%
Broad Cap Value#	$1,000.00	$974.81	$4.18	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,068.86	$3.30	$1,000.00	$1,021.74	$3.23	0.64%
Core Equity#	$1,000.00	$980.64	$3.70	$1,000.00	$1,021.19	$3.78	0.75%
Dividend Value	$1,000.00	$954.38	$3.95	$1,000.00	$1,020.89	$4.08	0.81%
Dynamic Allocation#	$1,000.00	$1,025.62	$1.67	$1,000.00	$1,023.29	$1.66	0.33%
Emerging Economies	$1,000.00	$999.43	$4.69	$1,000.00	$1,020.24	$4.73	0.94%
Global Real Estate	$1,000.00	$1,088.07	$4.48	$1,000.00	$1,020.64	$4.33	0.86%
Global Social Awareness†	$1,000.00	$1,027.28	$3.23	$1,000.00	$1,021.74	$3.23	0.64%
Global Strategy	$1,000.00	$968.29	$3.29	$1,000.00	$1,021.59	$3.38	0.67%
Government Money Market I	$1,000.00	$1,009.40	$2.55	$1,000.00	$1,022.39	$2.57	0.51%
Government Securities	$1,000.00	$1,060.79	$3.44	$1,000.00	$1,021.59	$3.38	0.67%
Growth#	$1,000.00	$1,037.89	$3.81	$1,000.00	$1,021.19	$3.78	0.75%
Growth & Income#	$1,000.00	$998.17	$4.23	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences#	$1,000.00	$963.14	$5.14	$1,000.00	$1,019.70	$5.29	1.05%
Inflation Protected	$1,000.00	$1,051.55	$2.86	$1,000.00	$1,022.14	$2.82	0.56%
International Equities Index	$1,000.00	$1,023.41	$2.22	$1,000.00	$1,022.74	$2.22	0.44%
International Government Bond	$1,000.00	$1,063.63	$3.40	$1,000.00	$1,021.64	$3.33	0.66%
International Growth#	$1,000.00	$1,116.57	$4.54	$1,000.00	$1,020.64	$4.33	0.86%
International Value†#	$1,000.00	$959.77	$3.76	$1,000.00	$1,021.09	$3.88	0.77%
Large Cap Core	$1,000.00	$1,005.29	$4.25	$1,000.00	$1,020.69	$4.28	0.85%
Large Capital Growth	$1,000.00	$1,073.52	$3.88	$1,000.00	$1,021.19	$3.78	0.75%
Mid Cap Index	$1,000.00	$969.74	$1.77	$1,000.00	$1,023.14	$1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,090.37	$4.27	$1,000.00	$1,020.84	$4.13	0.82%
Nasdaq -100® Index#	$1,000.00	$1,028.31	$2.68	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology	$1,000.00	$1,098.47	$5.13	$1,000.00	$1,020.04	$4.94	0.98%
Small Cap Aggressive Growth#	$1,000.00	$1,073.38	$5.12	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#	$1,000.00	$997.88	$4.58	$1,000.00	$1,020.34	$4.63	0.92%
Small Cap Index	$1,000.00	$961.62	$2.01	$1,000.00	$1,022.89	$2.07	0.41%
Small Cap Special Values	$1,000.00	$986.09	$4.36	$1,000.00	$1,020.54	$4.43	0.88%
Small-Mid Growth#	$1,000.00	$1,079.64	$4.93	$1,000.00	$1,020.19	$4.78	0.95%
Stock Index	$1,000.00	$1,005.76	$1.70	$1,000.00	$1,023.24	$1.72	0.34%
Value#	$1,000.00	$984.62	$4.21	$1,000.00	$1,020.69	$4.28	0.85%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2019” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2019” and the “Annualized Expense Ratio” would have been lower.

†	See Note 1 to Financial Statements

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

United States Treasury Notes	13.8%
Diversified Financial Services	7.8
Registered Investment Companies	7.7
Exchange-Traded Funds	7.5
Banks — Commercial	4.4
Diversified Banking Institutions	2.7
Computer Services	2.0
Applications Software	2.0
Sovereign	1.9
Diversified Minerals	1.8
Telephone — Integrated	1.7
Metal — Diversified	1.5
Banks — Super Regional	1.5
Enterprise Software/Service	1.4
Diversified Manufacturing Operations	1.3
Brewery	1.1
Electronic Components — Semiconductors	1.1
Real Estate Investment Trusts	1.1
Pharmacy Services	1.0
Retail — Building Products	1.0
Soap & Cleaning Preparation	0.9
Networking Products	0.9
Steel — Producers	0.8
U.S. Government Treasuries	0.8
Cable/Satellite TV	0.8
Web Hosting/Design	0.8
Industrial Automated/Robotic	0.7
Semiconductor Components — Integrated Circuits	0.7
Oil Companies — Integrated	0.6
Instruments — Controls	0.6
Software Tools	0.5
Medical — Drugs	0.5
Metal — Iron	0.5
Insurance — Property/Casualty	0.5
Electronic Components — Misc.	0.4
Computers — Integrated Systems	0.4
Internet Security	0.4
Computer Data Security	0.4
Semiconductor Equipment	0.4
Machinery — Electrical	0.4
Commercial Services — Finance	0.4
Retail — Apparel/Shoe	0.4
Web Portals/ISP	0.4
Medical — Biomedical/Gene	0.3
Aerospace/Defense — Equipment	0.3
Machinery — General Industrial	0.3
Chemicals — Specialty	0.3
Auto/Truck Parts & Equipment — Original	0.3
Finance — Other Services	0.3
Food — Misc./Diversified	0.3
Metal — Copper	0.3
Insurance — Multi-line	0.3
United States Treasury Bonds	0.3
Computer Software	0.3
Electronic Measurement Instruments	0.2
Medical Products	0.2
Oil — Field Services	0.2
Aerospace/Defense	0.2
Food — Retail	0.2
Transport — Services	0.2
Retail — Restaurants	0.2
Oil Companies — Exploration & Production	0.2
Computers	0.2
Real Estate Operations & Development	0.2
Commercial Services	0.2
Real Estate Management/Services	0.2
Medical Instruments	0.2
E-Commerce/Products	0.2
Retail — Discount	0.2

Cosmetics & Toiletries	0.2
Finance — Credit Card	0.2
Building & Construction Products — Misc.	0.2
Chemicals — Diversified	0.2
Telecommunication Equipment	0.2
Auto — Cars/Light Trucks	0.2
Savings & Loans/Thrifts	0.2
Investment Management/Advisor Services	0.2
E-Commerce/Services	0.2
Electric — Integrated	0.2
Paper & Related Products	0.2
Internet Infrastructure Software	0.2
Human Resources	0.1
Medical — HMO	0.1
Building — Residential/Commercial	0.1
Consulting Services	0.1
Metal — Aluminum	0.1
Transport — Rail	0.1
Banks — Fiduciary	0.1
Consumer Products — Misc.	0.1
Airlines	0.1
Building Products — Air & Heating	0.1
Rental Auto/Equipment	0.1
Insurance — Life/Health	0.1
Metal Processors & Fabrication	0.1
Distribution/Wholesale	0.1
Machinery — Material Handling	0.1
Office Automation & Equipment	0.1
Medical Labs & Testing Services	0.1
Power Converter/Supply Equipment	0.1
Engineering/R&D Services	0.1
Building & Construction — Misc.	0.1
Import/Export	0.1
Retail — Automobile	0.1
Footwear & Related Apparel	0.1
Beverages — Non-alcoholic	0.1
Diagnostic Equipment	0.1
Building — Heavy Construction	0.1
Schools	0.1
Retail — Home Furnishings	0.1
Retail — Drug Store	0.1
Rubber/Plastic Products	0.1
Miscellaneous Manufacturing	0.1
Computer Aided Design	0.1
Internet Content — Information/News	0.1
Telecom Equipment — Fiber Optics	0.1
Firearms & Ammunition	0.1
Building — Mobile Home/Manufactured Housing	0.1
Disposable Medical Products	0.1
Finance — Consumer Loans	0.1
Retail — Pawn Shops	0.1
Internet Content — Entertainment	0.1
Entertainment Software	0.1
Medical — Nursing Homes	0.1
Tobacco	0.1
Containers — Paper/Plastic	0.1
Machinery — Construction & Mining	0.1
Environmental Consulting & Engineering	0.1
Finance — Investment Banker/Broker	0.1
Electric — Distribution	0.1
Transactional Software	0.1
Finance — Mortgage Loan/Banker	0.1
Leisure Products	0.1
Building — Maintenance & Services	0.1
Computers — Periphery Equipment	0.1
Medical — Hospitals	0.1
Appliances	0.1
Electronic Security Devices	0.1
Energy — Alternate Sources	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Data Processing/Management	0.1%
Machinery — Pumps	0.1
Audio/Video Products	0.1
Building Products — Wood	0.1
Toys	0.1
Medical — Outpatient/Home Medical	0.1
Oil Field Machinery & Equipment	0.1
Pastoral & Agricultural	0.1
Food — Meat Products	0.1
Multimedia	0.1
Veterinary Diagnostics	0.1
Banks — Mortgage	0.1
Publishing — Books	0.1
Airport Development/Maintenance	0.1

93.3%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 45.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	630	$48,737

Advertising Services — 0.0%
Stroeer SE & Co. KGaA	378	25,306

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	500	32,375
Boeing Co.	309	105,557
Kawasaki Heavy Industries, Ltd.#	3,400	75,565
Lockheed Martin Corp.	190	64,323
Northrop Grumman Corp.	51	15,466
Raytheon Co.	149	26,001
Spirit AeroSystems Holdings, Inc., Class A	29	2,350

		321,637

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	906	27,261
Aerojet Rocketdyne Holdings, Inc.†	1,546	59,645
Barnes Group, Inc.	992	51,306
Kaman Corp.	647	35,980
L3 Technologies, Inc.	980	237,219
Moog, Inc., Class A	678	55,881
Triumph Group, Inc.#	1,440	27,921

		495,213

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	473	19,034
Mosaic Co.	224	4,809
OCI NV†	684	15,489

		39,332

Agricultural Operations — 0.0%
Andersons, Inc.	986	26,790
Archer-Daniels-Midland Co.	191	7,319

		34,109

Airlines — 0.1%
Air France-KLM†	1,311	11,330
Allegiant Travel Co.	280	39,231
Delta Air Lines, Inc.	240	12,360
Hawaiian Holdings, Inc.	1,227	30,650
SkyWest, Inc.	1,111	65,238
Southwest Airlines Co.	380	18,088

		176,897

Airport Development/Maintenance — 0.1%
Enav SpA*	4,761	25,764
Flughafen Zurich AG	221	37,236

		63,000

Apparel Manufacturers — 0.0%
Matsuoka Corp.	600	14,678
Oxford Industries, Inc.	445	31,702
PVH Corp.	28	2,385
Under Armour, Inc., Class A†#	246	5,609

		54,374

Appliances — 0.1%
De’Longhi SpA	528	10,390
iRobot Corp.†#	632	55,053
Rational AG	24	15,282

		80,725

Applications Software — 2.0%
CDK Global, Inc.	4,872	235,805
Ebix, Inc.#	558	26,187
Intuit, Inc.	319	78,107

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Microsoft Corp.	6,587	$814,680
Nemetschek SE	165	25,307
Nuance Communications, Inc.†	145	2,490
PTC, Inc.†	410	34,464
salesforce.com, Inc.†	5,961	902,555
ServiceNow, Inc.†	2,846	745,453
Tableau Software, Inc., Class A†	307	34,528

		2,899,576

Athletic Equipment — 0.0%
Fox Factory Holding Corp.†	875	58,643

Athletic Footwear — 0.0%
NIKE, Inc., Class B	168	12,960

Audio/Video Products — 0.1%
Sony Corp.	1,600	76,959

Auto Repair Centers — 0.0%
Monro, Inc.#	771	61,456

Auto - Cars/Light Trucks — 0.2%
General Motors Co.	132	4,401
Suzuki Motor Corp.	1,900	90,501
Toyota Motor Corp.	2,500	147,266

		242,168

Auto - Truck Trailers — 0.0%
Wabash National Corp.	2,381	32,167

Auto/Truck Parts & Equipment - Original — 0.3%
Allison Transmission Holdings, Inc.	329	13,617
American Axle & Manufacturing Holdings, Inc.†	2,954	29,865
BorgWarner, Inc.	157	5,570
Brembo SpA#	2,035	21,842
CIE Automotive SA	743	17,927
Cie Plastic Omnium SA	819	18,802
Dorman Products, Inc.†	656	53,569
Garrett Motion, Inc.†#	2,272	34,943
Gentherm, Inc.†	1,097	41,006
Georg Fischer AG	37	31,267
Koito Manufacturing Co., Ltd.	1,500	69,154
Methode Electronics, Inc.	1,039	25,591
Rheinmetall AG	301	32,033

		395,186

B2B/E-Commerce — 0.0%
ePlus, Inc.†	331	23,388

Banks - Commercial — 3.7%
ABN AMRO Group NV CVA*	3,349	70,680
AIB Group PLC	10,719	43,759
Ameris Bancorp	1,090	38,466
Banca Generali SpA	21	528
Banca Mediolanum SpA	826	5,499
Banco Bilbao Vizcaya Argentaria SA	37,473	203,320
Banco BPM SpA†#	10,495	19,544
Banco Bradesco SA ADR	80,462	753,124
Banco Comercial Portugues SA†	135,162	37,964
Banco de Sabadell SA	31,630	35,024
Banco do Brasil SA	17,100	225,955
Banco Santander Brasil SA ADR	5,595	64,454
BancorpSouth Bank	1	27
Bank of Hawaii Corp.	137	10,365
Bank of Ireland Group PLC	9,563	50,956
Bank OZK	1	29
Bankinter SA	4,448	32,141
Banner Corp.	752	37,946
BAWAG Group AG*	584	24,712

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
BB&T Corp.	3,867	$180,782
BPER Banca#	3,409	12,855
CaixaBank SA	8,595	26,401
Cathay General Bancorp	81	2,725
Central Pacific Financial Corp.	1,748	48,577
Chemical Financial Corp.	3	114
Chiba Bank, Ltd.	3,900	18,547
Citizens Financial Group, Inc.	2,803	91,322
City Holding Co.	13	950
Columbia Banking System, Inc.	1,660	55,361
Commerzbank AG	1,147	8,079
Community Bank System, Inc.#	941	58,163
Cullen/Frost Bankers, Inc.	180	16,429
Customers Bancorp, Inc.†	1,791	35,319
CVB Financial Corp.	1,848	37,976
Danske Bank A/S	3,002	48,933
DNB ASA	3,040	51,509
Eagle Bancorp, Inc.	795	42,199
East West Bancorp, Inc.	465	19,865
Erste Group Bank AG	2,255	79,927
Fidelity Southern Corp.	1,334	37,579
FinecoBank Banca Fineco SpA	2,134	22,047
First BanCorp./Puerto Rico	4,868	48,485
First Commonwealth Financial Corp.	4,157	52,253
First Financial Bancorp	2,154	48,077
First Financial Bankshares, Inc.#	6	340
First Midwest Bancorp, Inc.	2,487	48,472
Fulton Financial Corp.	18	284
Glacier Bancorp, Inc.	1,503	59,233
Great Western Bancorp, Inc.	1,353	42,038
Hancock Whitney Corp.	1	38
Hanmi Financial Corp.	2,429	50,086
Home BancShares, Inc.	5	88
HomeStreet, Inc.†	82	2,333
Hope Bancorp, Inc.	3,295	42,407
Independent Bank Corp./Massachusetts	625	43,344
ING Groep NV	21,245	229,351
International Bancshares Corp.	15	547
Intesa Sanpaolo SpA#	59,563	121,932
Itau Unibanco Holding SA ADR	74,491	662,970
Jyske Bank A/S	819	31,014
KBC Group NV	1,511	99,245
LegacyTexas Financial Group, Inc.	1,099	40,113
M&T Bank Corp.	882	140,767
NBT Bancorp, Inc.	1,223	43,967
Nordea Bank Abp	11,314	79,792
OFG Bancorp	1,607	30,179
Old National Bancorp	2,837	45,222
Opus Bank	1	20
PacWest Bancorp	1,622	58,943
Regions Financial Corp.	8,621	119,228
S&T Bancorp, Inc.	1,527	57,568
ServisFirst Bancshares, Inc.	1,197	37,514
Simmons First National Corp., Class A	2,060	46,989
Skandinaviska Enskilda Banken AB, Class A	8,776	77,898
Southside Bancshares, Inc.	1,599	52,079
SpareBank 1 SR Bank ASA	2,247	26,190
SVB Financial Group†	147	29,606
Svenska Handelsbanken AB, Class A	4,690	46,230
Swedbank AB, Class A	6,085	87,102
Sydbank A/S	1,148	21,511
Synovus Financial Corp.	7	224
TCF Financial Corp.	545	10,388
Tompkins Financial Corp.	32	2,529
TrustCo Bank Corp.	6,290	46,420

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Trustmark Corp.	44	$1,398
UMB Financial Corp.	2	123
Umpqua Holdings Corp.	381	6,085
United Bankshares, Inc.	113	4,043
United Community Banks, Inc.	1,840	48,778
Valiant Holding AG	200	21,357
Valley National Bancorp#	1	10
Veritex Holdings, Inc.	1,596	40,586
Westamerica Bancorporation	688	41,204
Wintrust Financial Corp.	1,446	97,952

		5,494,704

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp.	3,046	130,034
Northern Trust Corp.	284	24,288
State Street Corp.	669	36,962

		191,284

Banks - Mortgage — 0.1%
Deutsche Pfandbriefbank AG*	2,145	29,561
Walker & Dunlop, Inc.	741	37,250

		66,811

Banks - Regional — 0.0%
Banque Cantonale Vaudoise	16	11,961

Banks - Super Regional — 0.7%
Comerica, Inc.	1,648	113,415
Fifth Third Bancorp	6,037	159,981
KeyCorp	3,530	56,374
National Bank Holdings Corp., Class A	1,295	45,442
PNC Financial Services Group, Inc.	481	61,212
SunTrust Banks, Inc.	518	31,085
US Bancorp	2,642	132,628
Wells Fargo & Co.	9,454	419,474

		1,019,611

Beverages - Non-alcoholic — 0.1%
Coca-Cola Co.	264	12,970
Coca-Cola Consolidated, Inc.	113	34,127
Monster Beverage Corp.†	512	31,673
PepsiCo, Inc.	427	54,656

		133,426

Bicycle Manufacturing — 0.0%
Shimano, Inc.	400	61,256

Brewery — 0.2%
Ambev SA ADR	44,013	196,738
Asahi Group Holdings, Ltd.	2,000	87,630
Royal Unibrew A/S	304	21,598

		305,966

Broadcast Services/Program — 0.0%
Discovery, Inc., Class C†	693	17,769
Fox Corp., Class B	100	3,471

		21,240

Building & Construction Products - Misc. — 0.2%
American Woodmark Corp.†	419	30,373
Forbo Holding AG	17	27,469
Gibraltar Industries, Inc.†	957	34,165
Nichias Corp.	1,200	19,950
Patrick Industries, Inc.†	671	27,370
PGT Innovations, Inc.†	2,104	31,476
Rockwool International A/S	53	13,526
Simpson Manufacturing Co., Inc.	830	50,497

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. (continued)
Wienerberger AG	979	$21,125

		255,951

Building & Construction - Misc. — 0.1%
Comfort Systems USA, Inc.	820	38,688
Peab AB	2,301	18,109
Penta-Ocean Construction Co., Ltd.	5,600	24,880
TopBuild Corp.†	797	63,178

		144,855

Building Products - Air & Heating — 0.1%
AAON, Inc.	842	38,218
Daikin Industries, Ltd.	600	72,692
Nibe Industrier AB, Class B	2,003	25,207
SPX Corp.†	1,182	35,153

		171,270

Building Products - Cement — 0.0%
Buzzi Unicem SpA#	573	11,180
US Concrete, Inc.†	576	26,824

		38,004

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	997	36,141

Building Products - Wood — 0.1%
Boise Cascade Co.	1,315	29,193
Universal Forest Products, Inc.	1,527	49,246

		78,439

Building - Heavy Construction — 0.1%
Acciona SA	81	8,663
Ackermans & van Haaren NV	159	24,335
Aegion Corp.†	2,215	31,896
Arcosa, Inc.	1,294	43,854
Infrastrutture Wireless Italiane SpA*	2,216	20,096

		128,844

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	1,517	54,991
Bravida Holding AB*	3,437	28,098

		83,089

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	250	35,900
LCI Industries#	625	51,794
Winnebago Industries, Inc.#	849	27,287

		114,981

Building - Residential/Commercial — 0.1%
Century Communities, Inc.†	1,069	28,542
Installed Building Products, Inc.†	555	28,549
LGI Homes, Inc.†#	480	32,736
MDC Holdings, Inc.	1,095	34,416
Meritage Homes Corp.†	856	42,886
Open House Co., Ltd.	700	28,680
PulteGroup, Inc.	278	8,618

		204,427

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	144	54,259
Modern Times Group AB, Class B†	1,511	17,546
NOS SGPS SA	4,802	30,291

		102,096

Security Description	Shares	Value (Note 2)

Capacitors — 0.0%
KEMET Corp.	1,622	$25,790

Cellular Telecom — 0.0%
Sprint Corp.†	1,248	8,574
Sunrise Communications Group AG*#	311	21,467

		30,041

Chemicals - Diversified — 0.2%
AdvanSix, Inc.†	1,100	26,818
Braskem SA ADR†#	2,244	48,515
Celanese Corp.	33	3,133
Innophos Holdings, Inc.	1,090	28,983
Innospec, Inc.	585	47,215
KH Neochem Co., Ltd.	1,000	26,708
LyondellBasell Industries NV, Class A	233	17,300
Quaker Chemical Corp.	294	53,173

		251,845

Chemicals - Plastics — 0.0%
A. Schulman, Inc. CVR†(2)	1,774	529
Sumitomo Bakelite Co., Ltd.	1,500	51,057

		51,586

Chemicals - Specialty — 0.3%
Albemarle Corp.#	121	7,659
Balchem Corp.	771	69,922
Ferro Corp.†	2,230	30,194
H.B. Fuller Co.	1,217	47,987
IMCD NV#	507	41,220
Kraton Corp.†	985	24,103
Materion Corp.	616	37,237
Rogers Corp.†	406	56,024
Shin-Etsu Chemical Co., Ltd.	800	66,275
Stepan Co.	478	40,563

		421,184

Circuit Boards — 0.0%
TTM Technologies, Inc.†	2,560	21,837

Coatings/Paint — 0.0%
OC Oerlikon Corp. AG	2,499	27,255
Sherwin-Williams Co.	49	20,553

		47,808

Commercial Services — 0.2%
Applus Services SA	1,762	22,357
HMS Holdings Corp.†	1,927	58,639
Medifast, Inc.	291	37,524
Nielsen Holdings PLC	87	1,978
Wirecard AG	1,135	177,545

		298,043

Commercial Services - Finance — 0.4%
Automatic Data Processing, Inc.	35	5,604
Cardtronics PLC, Class A†	980	29,596
EVERTEC, Inc.	1,385	39,694
Experian PLC	14,674	443,521
FleetCor Technologies, Inc.†	68	17,558
PayPal Holdings, Inc.†	397	43,571

		579,544

Computer Aided Design — 0.1%
Autodesk, Inc.†	744	119,717

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	1,982	218,575
Fortinet, Inc.†	4,342	314,708

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Data Security (continued)
Qualys, Inc.†	738	$65,394

		598,677

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	1,756	28,605

Computer Services — 2.0%
Accenture PLC, Class A	3,149	560,742
Atos SE	1,709	129,797
Capgemini SE#	1,765	196,956
Cognizant Technology Solutions Corp., Class A	3,718	230,256
DXC Technology Co.	3,065	145,710
ExlService Holdings, Inc.†	756	44,800
Fujitsu, Ltd.	2,200	148,854
Insight Enterprises, Inc.†	814	41,905
International Business Machines Corp.	3,706	470,625
Leidos Holdings, Inc.	1,020	76,837
NEC Corp.	6,700	246,889
Nihon Unisys, Ltd.	2,800	91,371
Nomura Research Institute, Ltd.	1,700	82,652
NTT Data Corp.	17,300	206,062
Perspecta, Inc.	3,591	77,961
SCSK Corp.	2,400	115,955
Sopra Steria Group	256	29,053
Sykes Enterprises, Inc.†	1,308	32,386
Tieto Oyj	545	15,330
Virtusa Corp.†	759	32,182

		2,976,323

Computer Software — 0.3%
Akamai Technologies, Inc.†	374	28,185
Citrix Systems, Inc.	344	32,377
InterXion Holding NV†	444	32,727
Red Hat, Inc.†	50	9,215
Software AG	400	13,080
Splunk, Inc.†	1,929	219,887
TiVo Corp.	3,884	27,965

		363,436

Computers — 0.2%
Apple, Inc.	1,637	286,589
HP, Inc.	995	18,587

		305,176

Computers - Integrated Systems — 0.4%
Bechtle AG	257	28,873
Cray, Inc.†	1,169	40,927
Cubic Corp.	729	41,130
Diebold Nixdorf, Inc.†	2,148	18,258
Ingenico Group SA	2,370	189,834
Itochu Techno-Solutions Corp.	1,300	32,268
Mercury Systems, Inc.†	1,084	74,536
MTS Systems Corp.	597	32,393
OBIC Co., Ltd.	700	84,042
Otsuka Corp.	2,400	93,069

		635,330

Computers - Memory Devices — 0.0%
NetApp, Inc.	64	3,789

Computers - Other — 0.0%
3D Systems Corp.†#	2,945	23,825

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,079	39,545
Logitech International SA	1,180	42,983

		82,528

Security Description	Shares	Value (Note 2)

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,358	$85,785
FTI Consulting, Inc.†	797	66,884
Gartner, Inc.†	33	4,993
Link And Motivation, Inc.	2,300	12,673
Navigant Consulting, Inc.	1,430	31,460

		201,795

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co., Class A†	1,543	39,454
Clorox Co.	185	27,530
Kimberly-Clark Corp.	245	31,333
Quanex Building Products Corp.	2,180	33,812
WD-40 Co.#	299	46,743

		178,872

Containers - Metal/Glass — 0.0%
Gerresheimer AG†	253	18,031

Containers - Paper/Plastic — 0.1%
Huhtamaki Oyj	751	28,519
Packaging Corp. of America	121	10,779
Rengo Co., Ltd.	7,200	57,193

		96,491

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	11,602	43,624
Estee Lauder Cos., Inc., Class A	86	13,849
Fancl Corp.	1,300	34,944
Kao Corp.	500	38,876
Natura Cosmeticos SA	5,700	87,128
Pola Orbis Holdings, Inc.	1,400	38,710
Procter & Gamble Co.	42	4,322

		261,453

Data Processing/Management — 0.1%
Bottomline Technologies, Inc.†	842	36,778
CSG Systems International, Inc.	921	41,307

		78,085

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	5	1,422

Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	821	39,293
Repligen Corp.†	992	68,914
Sysmex Corp.	300	20,744

		128,951

Diagnostic Kits — 0.0%
DiaSorin SpA	176	17,986

Disposable Medical Products — 0.1%
CONMED Corp.	607	48,851
Merit Medical Systems, Inc.†	1,253	64,693

		113,544

Distribution/Wholesale — 0.1%
Anixter International, Inc.†	678	36,178
Core-Mark Holding Co., Inc.	1,159	42,744
G-III Apparel Group, Ltd.†	1,027	26,425
ScanSource, Inc.†	888	25,939
WW Grainger, Inc.	131	34,281

		165,567

Diversified Banking Institutions — 2.7%
Banco Santander SA	85,281	375,656
Bank of America Corp.	30,024	798,638

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA#	5,471	$249,358
Citigroup, Inc.	7,416	460,904
Credit Agricole SA#	8,029	91,554
Credit Suisse Group AG	9,924	112,445
Deutsche Bank AG	6,180	41,957
Goldman Sachs Group, Inc.	851	155,299
JPMorgan Chase & Co.	9,489	1,005,454
Mitsubishi UFJ Financial Group, Inc.	15,200	70,132
Morgan Stanley	2,231	90,779
Natixis SA#	10,156	46,460
Societe Generale SA	4,740	118,666
Sumitomo Mitsui Financial Group, Inc.	2,900	100,827
UBS Group AG	16,256	187,013
UniCredit SpA	7,459	84,634

		3,989,776

Diversified Financial Services — 0.0%
Cembra Money Bank AG	315	28,226

Diversified Manufacturing Operations — 0.4%
3M Co.	109	17,413
Aalberts NV	991	32,605
Actuant Corp., Class A	1,873	41,468
EnPro Industries, Inc.	583	32,351
Fabrinet†	834	35,562
Federal Signal Corp.	1,568	37,459
General Electric Co.	2,005	18,927
Harsco Corp.†	1,898	47,450
Indutrade AB	919	26,794
Parker-Hannifin Corp.	7	1,066
Siemens AG	2,559	289,908
Standex International Corp.	489	31,804
Textron, Inc.	176	7,973
Trelleborg AB, Class B	1,780	23,699

		644,479

Diversified Minerals — 1.8%
Anglo American PLC	15,831	379,897
BHP Group PLC	31,736	715,106
BHP Group, Ltd.	48,424	1,264,432
China Hongqiao Group, Ltd.	32,500	23,432
Livent Corp.†	3,854	24,357
Lundin Mining Corp.	9,854	44,035
Sumitomo Metal Mining Co., Ltd.	5,300	138,019

		2,589,278

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	715	44,931

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	122	216,559
B2W Companhia Global Do Varejo†	2,500	20,005
eBay, Inc.	441	15,845
Rocket Internet SE†*	896	23,952

		276,361

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	34	56,311
Expedia Group, Inc.	293	33,695
Scout24 AG*	647	32,148
Shutterfly, Inc.†	967	45,913
SMS Co., Ltd.	2,400	57,585
TripAdvisor, Inc.†	262	11,075

		236,727

E-Services/Consulting — 0.0%
CDW Corp.	78	7,678

Security Description	Shares	Value (Note 2)

E-Services/Consulting (continued)
Perficient, Inc.†	1,141	$34,721

		42,399

Electric Products - Misc. — 0.0%
Emerson Electric Co.	124	7,470

Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	348	9,897
Equatorial Energia SA	3,700	81,233

		91,130

Electric - Generation — 0.0%
Centrais Eletricas Brasileiras SA ADR	6,289	55,029

Electric - Integrated — 0.2%
A2A SpA	5,298	8,649
AES Corp.	2,367	37,398
Cia Energetica de Minas Gerais ADR	25,127	93,975
Edison International	70	4,156
Entergy Corp.	403	39,119
FirstEnergy Corp.	345	14,228
Hera SpA	4,651	16,906
Iren SpA	6,138	15,214
Southern Co.	96	5,136

		234,781

Electric - Transmission — 0.0%
Elia System Operator SA/NV	78	5,425

Electronic Components - Misc. — 0.4%
Advanced Energy Industries, Inc.†	905	45,404
Benchmark Electronics, Inc.	1,189	26,265
Hoya Corp.	800	55,366
Knowles Corp.†	2,248	35,361
Minebea Mitsumi, Inc.	5,600	81,346
Murata Manufacturing Co., Ltd.	1,600	69,111
Nidec Corp.	800	99,187
Omron Corp.	1,800	84,592
OSI Systems, Inc.†	407	42,161
Plexus Corp.†	719	35,612
Sanmina Corp.†	1,564	41,587
TKH Group NV CVA	667	31,090

		647,082

Electronic Components - Semiconductors — 1.1%
ams AG	536	17,698
Broadcom, Inc.	951	239,310
CEVA, Inc.†	1,201	27,419
CTS Corp.	1,167	30,879
Dialog Semiconductor PLC†	414	13,165
Diodes, Inc.†	1,024	31,672
Intel Corp.	1,122	49,413
IPG Photonics Corp.†	238	29,790
Marvell Technology Group, Ltd.	7,886	175,858
Microchip Technology, Inc.#	919	73,548
Micron Technology, Inc.†	53	1,728
NVIDIA Corp.	990	134,105
ON Semiconductor Corp.†	8,969	159,289
Qorvo, Inc.†	62	3,793
Rambus, Inc.†	3,698	42,009
SOITEC†	65	5,465
STMicroelectronics NV#	5,644	85,951
Texas Instruments, Inc.	3,348	349,230
Xilinx, Inc.	1,112	113,769
Xperi Corp.	1,455	30,569

		1,614,660

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 0.0%
TE Connectivity, Ltd.	91	$7,665

Electronic Forms — 0.0%
Adobe, Inc.†	3	813

Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	683	36,062
FARO Technologies, Inc.†	600	26,460
FLIR Systems, Inc.	738	35,668
Itron, Inc.†	810	45,886
National Instruments Corp.	2,360	91,072
Trimble, Inc.†	1,074	42,853
Yokogawa Electric Corp.	3,800	73,414

		351,415

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	801	46,706
dormakaba Holding AG	35	24,191
Resideo Technologies, Inc.†	489	9,623

		80,520

Energy - Alternate Sources — 0.1%
Green Plains, Inc.	1,824	23,803
SolarEdge Technologies, Inc.†	1,052	56,366

		80,169

Engineering/R&D Services — 0.1%
Alten SA	342	34,661
COMSYS Holdings Corp.	1,600	38,261
Exponent, Inc.	1,055	59,133
Gaztransport Et Technigaz SA	154	13,992

		146,047

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,150	29,610
Cummins, Inc.	128	19,297

		48,907

Enterprise Software/Service — 1.4%
Black Knight, Inc.†	273	15,476
Donnelley Financial Solutions, Inc.†	2,006	24,734
Guidewire Software, Inc.†	2,155	216,621
LivePerson, Inc.†	1,465	40,771
ManTech International Corp., Class A	749	45,966
MicroStrategy, Inc., Class A†	272	36,152
Omnicell, Inc.†	920	73,094
Oracle Corp.	1,117	56,520
Oracle Corp. Japan†	900	62,337
Progress Software Corp.	1,046	42,844
SPS Commerce, Inc.†	441	44,951
Tyler Technologies, Inc.†	1,334	284,609
Veeva Systems, Inc., Class A†	3,231	498,511
Workday, Inc., Class A†	2,813	574,190

		2,016,776

Entertainment Software — 0.1%
Activision Blizzard, Inc.	206	8,934
Capcom Co., Ltd.	4,700	96,037

		104,971

Environmental Consulting & Engineering — 0.1%
Sweco AB, Class B	868	22,284
Tetra Tech, Inc.	1,087	73,394

		95,678

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	613	42,843

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†#	825	$28,331
Enova International, Inc.†	1,161	24,787
PRA Group, Inc.†	1,266	34,954
World Acceptance Corp.†	187	24,738

		112,810

Finance - Credit Card — 0.2%
Discover Financial Services	153	11,406
Mastercard, Inc., Class A	374	94,057
Pagseguro Digital, Ltd., Class A†#	788	25,232
Visa, Inc., Class A	792	127,774

		258,469

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	833	34,661
E*TRADE Financial Corp.	381	17,069
Piper Jaffray Cos.	520	36,827
TD Ameritrade Holding Corp.	95	4,726

		93,283

Finance - Leasing Companies — 0.0%
GRENKE AG	228	21,768
Tokyo Century Corp.	900	36,208

		57,976

Finance - Mortgage Loan/Banker — 0.1%
Aareal Bank AG	1,021	29,937
Zenkoku Hosho Co., Ltd.	1,500	57,218

		87,155

Finance - Other Services — 0.3%
B3 SA - Brasil Bolsa Balcao	32,600	303,822
Euronext NV*	482	34,265
WageWorks, Inc.†	982	49,071

		387,158

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	1,568	42,744

Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†#	1,284	85,745
Sturm Ruger & Co., Inc.#	621	30,870

		116,615

Fisheries — 0.0%
Bakkafrost P/F	336	17,801
Leroy Seafood Group ASA#	1,790	12,262
Salmar ASA	268	12,245

		42,308

Food - Confectionery — 0.0%
Hershey Co.	119	15,703

Food - Dairy Products — 0.0%
Emmi AG	23	21,209

Food - Flour & Grain — 0.0%
Ebro Foods SA	601	12,613

Food - Meat Products — 0.1%
JBS SA	12,700	70,751

Food - Misc./Diversified — 0.3%
AAK AB	1,256	21,672
Axfood AB	1,004	19,324
B&G Foods, Inc.#	1,584	34,769
Cal-Maine Foods, Inc.	830	30,727
Corbion NV#	794	24,331
Fuji Oil Holdings, Inc.	3,000	90,627

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified (continued)
Glanbia PLC	2,154	$35,917
Ingredion, Inc.	22	1,675
J&J Snack Foods Corp.	352	56,619
John B. Sanfilippo & Son, Inc.	438	33,573
Kellogg Co.	91	4,783
Kraft Heinz Co.	58	1,604
Lamb Weston Holdings, Inc.	14	829
Viscofan SA#	509	26,409

		382,859

Food - Retail — 0.2%
Cia Brasileira de Distribuicao ADR	10,267	226,696
Kroger Co.	330	7,527
Seven & i Holdings Co., Ltd.	1,900	63,969
Takeaway.com NV†*#	253	22,326

		320,518

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.#	421	36,816
Sysco Corp.	224	15,416

		52,232

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,542	29,792
Steven Madden, Ltd.	1,686	51,018
Wolverine World Wide, Inc.	1,969	55,014

		135,824

Forestry — 0.0%
Svenska Cellulosa AB SCA, Class B	3,320	25,366

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	944	32,124

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	830	15,763

Gas - Distribution — 0.0%
Italgas SpA	2,402	15,217
Rubis SCA	539	26,887

		42,104

Golf — 0.0%
Callaway Golf Co.	2,505	36,824

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	522	31,069

Home Furnishings — 0.0%
Sleep Number Corp.†	829	28,857

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.	29	2,594

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	1,090	52,800
Korn Ferry	1,330	57,296
ManpowerGroup, Inc.	73	6,243
Recruit Holdings Co., Ltd.	1,800	57,429
Robert Half International, Inc.	47	2,522
TrueBlue, Inc.†	1,544	32,795

		209,085

Identification Systems — 0.0%
Brady Corp., Class A	1,048	48,522

Import/Export — 0.1%
ITOCHU Corp.#	2,000	36,838
Mitsubishi Corp.	2,000	51,973

Security Description	Shares	Value (Note 2)

Import/Export (continued)
Mitsui & Co., Ltd.	3,400	$52,316

		141,127

Independent Power Producers — 0.0%
NRG Energy, Inc.	474	16,135

Industrial Automated/Robotic — 0.7%
Cognex Corp.	752	30,531
FANUC Corp.	900	151,716
Harmonic Drive Systems, Inc.	3,000	98,775
Keyence Corp.	900	504,836
Rockwell Automation, Inc.	1,199	178,471
THK Co., Ltd.	2,000	40,416
Yaskawa Electric Corp.	1,300	37,532

		1,042,277

Instruments - Controls — 0.6%
ABB, Ltd.	12,065	220,876
Control4 Corp.†	1,132	26,783
Honeywell International, Inc.	3,120	512,647
Watts Water Technologies, Inc., Class A	579	47,125

		807,431

Insurance Brokers — 0.0%
Aon PLC	100	18,007
eHealth, Inc.†	458	32,317

		50,324

Insurance - Life/Health — 0.1%
Aflac, Inc.	126	6,464
American Equity Investment Life Holding Co.	2,151	60,895
Athene Holding, Ltd., Class A†	25	1,016
Dai-ichi Life Holdings, Inc.	6,000	86,282
Torchmark Corp.	136	11,630
Unum Group	72	2,267

		168,554

Insurance - Multi-line — 0.3%
Allstate Corp.	530	50,620
ASR Nederland NV	503	19,044
Grupo Catalana Occidente SA	406	14,125
Hartford Financial Services Group, Inc.	341	17,957
Helvetia Holding AG	74	9,070
Horace Mann Educators Corp.	1,174	47,559
Loews Corp.	269	13,816
MetLife, Inc.	287	13,262
Storebrand ASA	2,845	20,549
Sul America SA	10,800	96,084
Topdanmark A/S	131	7,024
Unipol Gruppo SpA	5,645	25,983
United Fire Group, Inc.	882	41,401

		376,494

Insurance - Property/Casualty — 0.5%
Ambac Financial Group, Inc.†	1,990	30,248
Berkshire Hathaway, Inc., Class B†	649	128,126
Employers Holdings, Inc.	1,100	45,694
James River Group Holdings, Ltd.	1,072	47,811
MS&AD Insurance Group Holdings, Inc.	3,900	123,197
ProAssurance Corp.	1,266	47,500
Progressive Corp.	153	12,130
RLI Corp.	781	67,072
Selective Insurance Group, Inc.	1,150	82,397
Stewart Information Services Corp.	1,020	41,953
Universal Insurance Holdings, Inc.	1,039	30,173

		656,301

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Connectivity Services — 0.0%
Masmovil Ibercom SA†	505	$11,218

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	577	102,400
Netflix, Inc.†	16	5,493

		107,893

Internet Content - Information/News — 0.1%
SINA Corp.†	2,973	119,693

Internet Financial Services — 0.0%
Cerved Group SpA	2,590	22,756

Internet Gambling — 0.0%
Kindred Group PLC SDR	1,938	15,082

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,666	220,045

Internet Security — 0.4%
Palo Alto Networks, Inc.†	1,653	330,832
Symantec Corp.	10,286	192,657
Trend Micro, Inc.	1,800	80,794

		604,283

Internet Telephone — 0.0%
8x8, Inc.†#	2,240	54,051

Investment Companies — 0.0%
Aker ASA, Class A	89	5,097
KBC Ancora	590	28,217
Sofina SA	91	17,585

		50,899

Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.	52	4,359
Ameriprise Financial, Inc.	126	17,417
Azimut Holding SpA#	1,433	23,764
Blucora, Inc.†	1,167	36,142
Boston Private Financial Holdings, Inc.	4,369	44,782
Raymond James Financial, Inc.	142	11,726
T. Rowe Price Group, Inc.	144	14,564
Virtus Investment Partners, Inc.#	271	27,531
Waddell & Reed Financial, Inc., Class A#	2,156	34,819
WisdomTree Investments, Inc.	3,776	22,694

		237,798

Lasers - System/Components — 0.0%
II-VI, Inc.†#	1,359	42,713

Leisure Products — 0.1%
CTS Eventim AG & Co. KGaA	500	22,437
Thule Group AB*	1,414	32,234
Yamaha Corp.	700	31,488

		86,159

Lighting Products & Systems — 0.0%
Signify NV*	834	22,284

Linen Supply & Related Items — 0.0%
UniFirst Corp.	357	56,684

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	898	26,428
Caterpillar, Inc.	194	23,243
Komatsu, Ltd.	2,100	46,163

		95,834

Machinery - Electrical — 0.4%
Disco Corp.#	400	55,194

Security Description	Shares	Value (Note 2)

Machinery - Electrical (continued)
Franklin Electric Co., Inc.	847	$37,124
Fuji Electric Co., Ltd.	2,600	86,647
Hitachi, Ltd.	8,800	296,499
Konecranes OYJ	672	23,016
Mitsubishi Electric Corp.	6,900	85,643

		584,123

Machinery - General Industrial — 0.3%
Albany International Corp., Class A	638	44,705
Applied Industrial Technologies, Inc.	943	51,233
Bucher Industries AG	94	29,280
Chart Industries, Inc.†	710	54,407
Duerr AG	461	15,648
FLSmidth & Co. A/S#	420	16,381
Hexagon AB, Class B	2,916	135,373
Shima Seiki Manufacturing, Ltd.#	1,100	30,193
Tennant Co.	640	36,870
Valmet Oyj	698	16,082
Zardoya Otis SA	2,725	20,752

		450,924

Machinery - Material Handling — 0.1%
Daifuku Co., Ltd.	3,000	149,211
Jungheinrich AG (Preference Shares)	434	12,242

		161,453

Machinery - Pumps — 0.1%
Dover Corp.	184	16,451
Interpump Group SpA	711	20,718
SPX FLOW, Inc.†	1,128	40,270

		77,439

Machinery - Thermal Process — 0.0%
Nissei ASB Machine Co., Ltd.	700	18,610

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	1,065	25,549

Medical Information Systems — 0.0%
NextGen Healthcare, Inc.†	1,589	30,588
Tabula Rasa HealthCare, Inc.†#	539	24,347

		54,935

Medical Instruments — 0.2%
Ambu A/S, Class B#	853	13,262
Boston Scientific Corp.†	111	4,263
Edwards Lifesciences Corp.†	62	10,583
Elekta AB, Series B	1,803	23,434
Medtronic PLC	420	38,884
Natus Medical, Inc.†	1,178	29,332
Shimadzu Corp.	3,600	89,461
Tecan Group AG	144	34,526
Topcon Corp.	2,700	34,370

		278,115

Medical Labs & Testing Services — 0.1%
Evotec SE†	719	17,359
Medpace Holdings, Inc.†	671	36,221
PeptiDream, Inc.†	1,900	94,111

		147,691

Medical Laser Systems — 0.0%
Carl Zeiss Meditec AG BR	188	17,679

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.2%
Abbott Laboratories	461	$35,096
ABIOMED, Inc.†	22	5,762
Baxter International, Inc.	54	3,966
Cardiovascular Systems, Inc.†	1,020	39,729
Cooper Cos., Inc.	125	37,224
CryoLife, Inc.†	1,209	34,759
GN Store Nord A/S	709	33,385
Hologic, Inc.†	149	6,557
Integer Holdings Corp.†	698	48,930
Luminex Corp.	1,447	30,532
Orthofix Medical, Inc.†	682	33,643
Tactile Systems Technology, Inc.†	484	23,246
Varian Medical Systems, Inc.†	11	1,389

		334,218

Medical - Biomedical/Gene — 0.3%
Amgen, Inc.	369	61,512
Argenx SE†	134	16,580
Biogen, Inc.†	169	37,060
Cambrex Corp.†	941	37,452
Celgene Corp.†	65	6,096
Emergent BioSolutions, Inc.†	1,105	44,112
Gilead Sciences, Inc.	564	35,109
Illumina, Inc.†	14	4,297
Innoviva, Inc.†	1,884	25,754
Medicines Co.†#	1,661	59,215
MorphoSys AG†	191	18,463
Myriad Genetics, Inc.†#	1,711	42,382
NeoGenomics, Inc.†	2,205	47,871
Regeneron Pharmaceuticals, Inc.†	17	5,129
REGENXBIO, Inc.†#	787	33,857
Swedish Orphan Biovitrum AB†	836	14,867
Vitrolife AB	497	10,597

		500,353

Medical - Drugs — 0.5%
AbbVie, Inc.	622	47,714
Amphastar Pharmaceuticals, Inc.†	1,223	23,543
Bristol-Myers Squibb Co.	765	34,708
Corcept Therapeutics, Inc.†	2,772	27,110
Daiichi Sankyo Co., Ltd.	1,500	72,508
Eli Lilly & Co.	136	15,768
Enanta Pharmaceuticals, Inc.†	419	37,907
Galapagos NV†#	251	28,526
Jazz Pharmaceuticals PLC†	44	5,524
Johnson & Johnson	710	93,116
Merck & Co., Inc.	682	54,021
Pfizer, Inc.	1,293	53,685
Phibro Animal Health Corp., Class A	901	26,652
Shionogi & Co., Ltd.	1,200	65,351
Spectrum Pharmaceuticals, Inc.†	3,442	25,333
Supernus Pharmaceuticals, Inc.†	1,321	39,670
Vanda Pharmaceuticals, Inc.†	1,640	24,075

		675,211

Medical - Generic Drugs — 0.0%
Endo International PLC†	5,084	25,166
Momenta Pharmaceuticals, Inc.†	2,958	34,401

		59,567

Medical - HMO — 0.1%
Hapvida Participacoes e Investimentos SA*	4,200	39,368
Magellan Health, Inc.†	613	40,476

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Tivity Health, Inc.†#	1,324	$24,229
UnitedHealth Group, Inc.	425	102,765

		206,838

Medical - Hospitals — 0.1%
HCA Healthcare, Inc.	317	38,344
Select Medical Holdings Corp.†	2,710	38,075
Universal Health Services, Inc., Class B	43	5,141

		81,560

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	1,123	59,811
Korian SA	353	14,062
Orpea	212	24,168

		98,041

Medical - Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	642	72,726

Medical - Wholesale Drug Distribution — 0.0%
Amplifon SpA	122	2,704
Cardinal Health, Inc.	305	12,831
Galenica AG*	630	30,311
McKesson Corp.	21	2,565
Premier, Inc., Class A†	151	5,549

		53,960

Metal Processors & Fabrication — 0.1%
Aurubis AG	499	21,889
AZZ, Inc.	801	33,706
CIRCOR International, Inc.†	735	31,061
Mueller Industries, Inc.	1,389	37,433
NORMA Group	377	14,663
VAT Group AG*#	263	28,327

		167,079

Metal Products - Fasteners — 0.0%
SFS Group AG	251	19,945

Metal - Aluminum — 0.1%
Alumina, Ltd.	36,907	60,990
Aluminum Corp of China, Ltd.†	60,000	21,514
China Zhongwang Holdings, Ltd.	24,800	11,796
Kaiser Aluminum Corp.	409	36,450
Norsk Hydro ASA	20,233	70,617

		201,367

Metal - Copper — 0.3%
Antofagasta PLC	5,904	58,562
First Quantum Minerals, Ltd.	10,387	75,620
Freeport-McMoRan, Inc.	20,737	201,356
Jiangxi Copper Co., Ltd.	19,000	23,683
Turquoise Hill Resources, Ltd.†#	15,064	17,833

		377,054

Metal - Diversified — 1.5%
Boliden AB	4,118	93,573
Boliden AB†	4,118	1,842
China Molybdenum Co, Ltd., Class H#	57,000	17,803
Glencore PLC	171,454	553,084
MMG, Ltd.†	36,000	10,925
Rio Tinto PLC	17,634	1,013,061
Rio Tinto, Ltd.	5,597	388,205
South32, Ltd.	77,184	177,214

		2,255,707

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal - Iron — 0.5%
Fortescue Metals Group, Ltd.	23,474	$130,110
Vale SA ADR	42,865	534,526

		664,636

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,303	48,511
John Bean Technologies Corp.	701	71,887

		120,398

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.#	1,400	23,813

Multimedia — 0.1%
E.W. Scripps Co., Class A	1,638	24,931
Viacom, Inc., Class B	507	14,718
Walt Disney Co.	233	30,765

		70,414

Networking Products — 0.9%
Arista Networks, Inc.†	1,266	309,651
Cisco Systems, Inc.	14,526	755,788
LogMeIn, Inc.	2,565	184,244
NETGEAR, Inc.†	946	23,839

		1,273,522

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	1,600	41,708

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	923	158,239

Office Furnishings - Original — 0.0%
Interface, Inc.	1,894	27,406

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	10	1,041

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.#	10,599	25,014

Oil Companies - Exploration & Production — 0.2%
Cabot Oil & Gas Corp.	257	6,430
Carrizo Oil & Gas, Inc.†	2,451	24,951
ConocoPhillips	588	34,668
Denbury Resources, Inc.†#	13,495	19,433
Devon Energy Corp.	17	428
Gulfport Energy Corp.†	4,816	26,344
Inpex Corp.	4,100	32,932
Occidental Petroleum Corp.	319	15,877
PDC Energy, Inc.†	1,611	49,168
SRC Energy, Inc.†#	6,872	32,573
Unit Corp.†	2,251	21,655
Whiting Petroleum Corp.†#	2,295	42,182

		306,641

Oil Companies - Integrated — 0.6%
Chevron Corp.	480	54,648
Exxon Mobil Corp.	1,276	90,303
Petroleo Brasileiro SA ADR	20,068	289,581
Petroleo Brasileiro SA ADR (Preference Shares)	32,254	418,657

		853,189

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,036	42,735
National Oilwell Varco, Inc.	285	5,942
US Silica Holdings, Inc.#	2,226	23,106

		71,783

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	108	$4,102
Phillips 66	147	11,877

		15,979

Oil - Field Services — 0.2%
Archrock, Inc.	3,586	31,808
C&J Energy Services, Inc.†	2,398	28,392
DMC Global, Inc.	405	27,394
Helix Energy Solutions Group, Inc.†	4,162	28,135
Newpark Resources, Inc.†	3,723	26,024
Oil States International, Inc.†	1,900	31,616
ProPetro Holding Corp.†	1,819	35,325
Saipem SpA†	5,848	24,909
SBM Offshore NV	1,317	23,229
Schlumberger, Ltd.	179	6,210
Subsea 7 SA	2,902	32,059
TGS NOPEC Geophysical Co. ASA	1,114	27,871

		322,972

Optical Recognition Equipment — 0.0%
Jenoptik AG	604	18,786

Paper & Related Products — 0.2%
BillerudKorsnas AB	1,260	15,087
Holmen AB	630	12,238
International Paper Co.	160	6,635
Neenah, Inc.	551	31,495
Schweitzer-Mauduit International, Inc.	914	28,599
Suzano SA	15,600	127,537

		221,591

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	3,770	71,253

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	81	10,590

Pharmacy Services — 0.0%
Cigna Corp.	131	19,391
CVS Health Corp.	187	9,793

		29,184

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	249	14,671
U.S. Physical Therapy, Inc.	378	42,226

		56,897

Pipelines — 0.0%
Kinder Morgan, Inc.	553	11,032
ONEOK, Inc.	54	3,436

		14,468

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	1,857	146,470

Publishing - Books — 0.1%
Lagardere SCA	1,174	28,521
Scholastic Corp.	1,046	34,612

		63,133

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	3,606	28,343

Real Estate Investment Trusts — 1.1%
Acadia Realty Trust	1,821	49,804
Aedifica SA	279	25,684
Agree Realty Corp.	739	49,476
Alstria Office REIT-AG	1,620	25,301

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp.	249	$51,984
Apartment Investment & Management Co., Class A	284	14,186
Apollo Commercial Real Estate Finance, Inc.	2,079	38,212
Capstead Mtg. Corp.	5,468	43,252
CareTrust REIT, Inc.	2,083	50,638
Chatham Lodging Trust	2,638	50,228
Chesapeake Lodging Trust	1,483	42,666
Cofinimmo SA	99	12,481
DiamondRock Hospitality Co.	4,800	47,568
Easterly Government Properties, Inc.	3,044	56,040
Four Corners Property Trust, Inc.#	1,540	44,290
Franklin Street Properties Corp.	6,066	43,918
Global Net Lease, Inc.	2,665	49,063
Granite Point Mtg. Trust, Inc.	1,889	35,117
HCP, Inc.	22	698
Hersha Hospitality Trust#	2,210	37,680
Host Hotels & Resorts, Inc.	1,727	31,276
Independence Realty Trust, Inc.	5,181	56,887
Inmobiliaria Colonial SA	1,882	20,835
Invesco Mtg. Capital, Inc.	2,646	40,722
Kite Realty Group Trust	2,796	42,499
Lexington Realty Trust	4,905	44,979
LTC Properties, Inc.	907	40,588
Merlin Properties Socimi SA	2,084	27,705
National Storage Affiliates Trust	1,495	44,536
New York Mortgage Trust, Inc.	6,893	41,634
Office Properties Income Trust	1,538	36,774
Public Storage	26	6,185
Retail Opportunity Investments Corp.	2,858	47,843
RPT Realty#	3,920	47,706
Simon Property Group, Inc.	222	35,984
Summit Hotel Properties, Inc.	3,705	42,348
Warehouses De Pauw CVA	123	19,107
Washington Prime Group, Inc.#	7,715	31,631
Washington Real Estate Investment Trust	1,910	50,825
Whitestone REIT#	3,442	43,610
Xenia Hotels & Resorts, Inc.	2,451	51,250

		1,573,210

Real Estate Management/Services — 0.2%
ADO Properties SA*	370	19,931
BR Malls Participacoes SA	11,200	36,563
CBRE Group, Inc., Class A†	336	15,355
Deutsche Euroshop AG	983	29,255
Entra ASA*	1,521	22,665
Fabege AB	1,109	16,640
Fastighets AB Balder, Class B†	411	13,351
HFF, Inc., Class A	872	37,653
Hufvudstaden AB, Class A	553	9,054
Jones Lang LaSalle, Inc.	13	1,618
Kungsleden AB	2,431	18,822
RE/MAX Holdings, Inc., Class A	886	26,243
Relo Group, Inc.	500	13,313
Wallenstam AB	634	6,421
Wihlborgs Fastigheter AB	2,017	29,339

		296,223

Real Estate Operations & Development — 0.2%
CA Immobilien Anlagen AG	605	22,470
Castellum AB	332	6,304
Grand City Properties SA	832	21,376
Hemfosa Fastigheter AB	1,617	14,920
IMMOFINANZ AG	782	19,866
LEG Immobilien AG	191	22,811
Mitsui Fudosan Co., Ltd.	6,100	147,432

Security Description	Shares	Value (Note 2)

Real Estate Operations & Development (continued)
Nexity SA	508	$22,386
TAG Immobilien AG	213	4,997
TLG Immobilien AG	602	17,653

		300,215

Recreational Vehicles — 0.0%
Dometic Group AB*	2,456	22,297

Recycling — 0.0%
Tomra Systems ASA#	715	21,482

Rental Auto/Equipment — 0.1%
Localiza Rent a Car SA	14,400	139,598
Rent-A-Center, Inc.†	1,292	30,827

		170,425

Retail - Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	1,697	29,358
Boot Barn Holdings, Inc.†	853	22,289
Burlington Stores, Inc.†	94	14,719
Caleres, Inc.	1,530	28,856
Cato Corp., Class A	2,461	30,492
Children’s Place, Inc.#	433	40,122
Designer Brands, Inc.#	1,678	30,355
Foot Locker, Inc.	43	1,692
Gap, Inc.	137	2,559
Genesco, Inc.†	741	33,330
Guess?, Inc.#	1,672	27,036
Lojas Renner SA	20,240	227,161
Lululemon Athletica, Inc.†	112	18,546
Ross Stores, Inc.	169	15,715

		522,230

Retail - Auto Parts — 0.0%
Advance Auto Parts, Inc.	5	775
AutoZone, Inc.†	42	43,138
O’Reilly Automotive, Inc.†	29	10,770

		54,683

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc.†	551	40,879
Group 1 Automotive, Inc.	482	34,795
Lithia Motors, Inc., Class A#	531	60,614

		136,288

Retail - Building Products — 0.1%
Home Depot, Inc.	278	52,778
Lowe’s Cos., Inc.	238	22,201

		74,979

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	106	6,643

Retail - Discount — 0.2%
Big Lots, Inc.	1,082	29,863
Dollar General Corp.	187	23,801
Dollar Tree, Inc.†	43	4,369
Magazine Luiza SA	1,000	49,950
Pan Pacific International Holdings Corp	2,200	135,488
Walmart, Inc.	254	25,766

		269,237

Retail - Drug Store — 0.1%
Raia Drogasil SA	6,000	106,148
Walgreens Boots Alliance, Inc.	383	18,897

		125,045

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Home Furnishings — 0.1%
La-Z-Boy, Inc.	1,286	$41,396
Nitori Holdings Co., Ltd.	400	47,591
RH†#	439	37,381

		126,368

Retail - Major Department Stores — 0.0%
TJX Cos., Inc.	646	32,487

Retail - Misc./Diversified — 0.0%
GameStop Corp., Class A#	3,410	25,848

Retail - Office Supplies — 0.0%
Office Depot, Inc.	14,921	29,245

Retail - Pawn Shops — 0.1%
EZCORP, Inc., Class A†#	2,964	26,024
FirstCash, Inc.	909	86,100

		112,124

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	29	9,668

Retail - Regional Department Stores — 0.0%
Kohl’s Corp.#	140	6,905

Retail - Restaurants — 0.2%
BJ’s Restaurants, Inc.	710	29,742
Chipotle Mexican Grill, Inc.†	20	13,199
Darden Restaurants, Inc.	136	15,820
Dave & Buster’s Entertainment, Inc.	920	45,761
Dine Brands Global, Inc.#	425	40,129
Ruth’s Hospitality Group, Inc.	1,419	32,453
Shake Shack, Inc., Class A†	706	43,313
Starbucks Corp.	491	37,345
Wingstop, Inc.	683	54,421

		312,183

Rubber - Tires — 0.0%
Cooper Tire & Rubber Co.	1,332	36,737

Rubber/Plastic Products — 0.1%
Hexpol AB	3,223	23,363
Proto Labs, Inc.†	609	61,113
Raven Industries, Inc.	1,136	37,204

		121,680

Satellite Telecom — 0.0%
Cellnex Telecom SA*	1,070	37,580

Savings & Loans/Thrifts — 0.2%
Axos Financial, Inc.†#	1,385	37,824
Banc of California, Inc.	2,458	32,519
Brookline Bancorp, Inc.	2,708	38,860
Dime Community Bancshares, Inc.	2,152	38,263
Northfield Bancorp, Inc.	2,246	33,712
Northwest Bancshares, Inc.	2,354	39,477
Oritani Financial Corp.#	255	4,080
People’s United Financial, Inc.	7	108
Provident Financial Services, Inc.	193	4,601
Washington Federal, Inc.	275	8,682

		238,126

Schools — 0.1%
Career Education Corp.†	2,038	38,253
Strategic Education, Inc.	501	88,171

		126,424

Security Services — 0.0%
Loomis AB, Series B	603	19,517

Security Description	Shares	Value (Note 2)

Security Services (continued)
Prosegur Cia de Seguridad SA	3,446	$14,652

		34,169

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	1,277	123,384
Maxim Integrated Products, Inc.	2,536	133,368
MaxLinear, Inc.†#	1,597	33,808
NXP Semiconductors NV	3,491	307,767
Power Integrations, Inc.	711	46,329
QUALCOMM, Inc.	4,610	308,040
Renesas Electronics Corp.†	13,700	61,150

		1,013,846

Semiconductor Equipment — 0.4%
ASM International NV	403	23,485
ASM Pacific Technology, Ltd.	16,300	157,847
BE Semiconductor Industries NV#	630	14,162
Brooks Automation, Inc.	1,656	58,771
Cabot Microelectronics Corp.	578	56,338
Cohu, Inc.	1,747	25,419
FormFactor, Inc.†	2,145	30,802
Kulicke & Soffa Industries, Inc.	1,856	35,988
Lam Research Corp.	116	20,255
Siltronic AG	158	10,843
Teradyne, Inc.	3,899	164,304

		598,214

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	65	13,333

Software Tools — 0.5%
VMware, Inc., Class A	4,012	710,044

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	800	20,954

Steel - Producers — 0.8%
Acerinox SA	1,199	11,305
AK Steel Holding Corp.†#	9,779	16,820
Angang Steel Co., Ltd.#	20,800	9,340
ArcelorMittal	10,001	147,522
BlueScope Steel, Ltd.	8,200	59,591
China Oriental Group Co., Ltd.	16,000	9,276
Companhia Siderurgica Nacional SA ADR	8,634	36,004
Gerdau SA ADR	25,157	87,546
JFE Holdings, Inc.	9,200	126,996
Kobe Steel, Ltd.	4,600	28,463
Maanshan Iron & Steel Co., Ltd.#	24,000	10,204
Nippon Steel Corp.	11,500	190,153
Nucor Corp.	5,039	241,872
SSAB AB, Class B	7,601	20,911
Steel Dynamics, Inc.	3,533	88,855
thyssenkrupp AG	6,567	83,123
voestalpine AG	1,717	44,672

		1,212,653

Steel - Specialty — 0.0%
APERAM SA	555	13,035
Hitachi Metals, Ltd.	3,200	31,648

		44,683

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	1,199	36,773

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	87	2,509
Finisar Corp.†	2,597	54,485

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Equipment - Fiber Optics (continued)
Viavi Solutions, Inc.†	5,055	$60,913

		117,907

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	1,685	26,421
Juniper Networks, Inc.	9,029	222,203

		248,624

Telephone - Integrated — 0.2%
AT&T, Inc.	1,287	39,356
CenturyLink, Inc.	1,713	17,901
Freenet AG	1,213	23,549
Nippon Telegraph & Telephone Corp.	3,000	134,250
SoftBank Group Corp.	1,000	93,829
Verizon Communications, Inc.	495	26,903

		335,788

Television — 0.0%
AMC Networks, Inc., Class A†	263	13,878
CBS Corp., Class B	203	9,801
ION Media Networks, Inc.†(2)(3)	18	16,944

		40,623

Theaters — 0.0%
Cinemark Holdings, Inc.	260	9,877

Tobacco — 0.1%
Altria Group, Inc.	957	46,951
Philip Morris International, Inc.	155	11,955
Universal Corp.	675	38,151

		97,057

Tools - Hand Held — 0.0%
Snap-on, Inc.#	196	30,560

Toys — 0.1%
Bandai Namco Holdings, Inc.	1,500	73,662

Transactional Software — 0.1%
SimCorp A/S	315	30,548
Worldline SA†*	958	57,574

		88,122

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	720	25,481

Transport - Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	895	24,353

Transport - Marine — 0.0%
Dfds A/S#	376	14,247
SEACOR Holdings, Inc.†	703	29,252

		43,499

Transport - Rail — 0.1%
CSX Corp.	255	18,990
Rumo SA†	14,600	72,033
Union Pacific Corp.	33	5,504
West Japan Railway Co.	1,300	101,723

		198,250

Transport - Services — 0.2%
C.H. Robinson Worldwide, Inc.	227	18,076
Expeditors International of Washington, Inc.	105	7,307
Forward Air Corp.	667	37,239
Hub Group, Inc., Class A†	911	35,492
Matson, Inc.	1,006	34,425
Panalpina Welttransport Holding AG†	122	25,899

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

Transport - Services (continued)
Sankyu, Inc.	1,100	$55,496
SG Holdings Co., Ltd.	3,100	84,011
United Parcel Service, Inc., Class B	206	19,141

		317,086

Transport - Truck — 0.0%
Saia, Inc.†	639	37,701

Travel Services — 0.0%
HIS Co., Ltd.	1,800	52,572

Veterinary Diagnostics — 0.1%
Neogen Corp.†	1,223	68,916

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	1,100	26,210

Web Hosting/Design — 0.8%
GoDaddy, Inc., Class A†	5,140	382,416
NIC, Inc.	2,131	34,011
Shopify, Inc., Class A†	2,463	677,079
VeriSign, Inc.†	23	4,484

		1,097,990

Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	43	47,580
Alphabet, Inc., Class C†	133	146,783
Baidu, Inc. ADR†	1,522	167,420
United Internet AG	4,199	150,277

		512,060

Wire & Cable Products — 0.0%
Encore Wire Corp.	598	29,846

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	1,285	34,284

Total Common Stocks
(cost $69,445,484)		66,646,681

EXCHANGE-TRADED FUNDS — 7.5%
iShares Core S&P Small-Cap ETF#	1,923	140,706
iShares MSCI Brazil ETF#	58,000	2,415,700
iShares MSCI Europe Small-Cap ETF	10,600	524,912
iShares MSCI India ETF#	44,600	1,604,708
iShares MSCI South Korea ETF	113,700	6,318,309
iShares Russell 1000 Growth ETF	105	15,561
SPDR S&P 500 ETF Trust#	153	42,116

Total Exchange-Traded Funds
(cost $11,639,405)		11,062,012

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2) (cost $0)	45,000	4

ASSET BACKED SECURITIES — 7.8%
Diversified Financial Services — 7.8%
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	150,000	149,711
BMW Vehicle Lease Trust Series 2019-1, Class A4 3.38% due 08/22/2022	385,000	390,873
Citibank Credit Card Issuance Trust FRS Series 2017-A5, Class A5 3.06% (1 ML+0.62%) due 04/22/2026	500,000	503,237

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	$200,000	$206,731
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,398,640
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	450,000	459,315
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	995,516
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 4.24% (3 ML+1.48%) due 04/20/2031*(1)	7,500,000	7,324,043
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	78,000	79,297
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	75,000	76,905

Total Asset Backed Securities
(cost $11,744,809)		11,584,268

U.S. CORPORATE BONDS & NOTES — 5.8%
Banks - Super Regional — 0.8%
Citibank NA FRS Senior Notes 2.89% (3 ML+0.35%) due 02/12/2021	1,160,000	1,161,232

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. FRS Company Guar. Notes 3.84% (3 ML+1.26%) due 02/01/2021	1,300,000	1,320,772

Cable/Satellite TV — 0.7%
Comcast Corp. FRS Company Guar. Notes 3.03% (3 ML+0.44%) due 10/01/2021	1,050,000	1,054,109

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	757
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	69,000	7

		771

Pharmacy Services — 1.0%
CVS Health Corp. FRS Senior Notes 3.23% (3 ML+0.63%) due 03/09/2020	1,500,000	1,503,878

Retail - Building Products — 0.9%
Home Depot, Inc. FRS Senior Notes 2.83% (3 ML+0.31%) due 03/01/2022	1,300,000	1,302,121

Security Description	Principal Amount(7)		Value (Note 2)

Telephone - Integrated — 1.5%
AT&T, Inc. FRS Senior Notes 3.55% (3 ML+0.95%) due 07/15/2021		$1,000,000	$1,009,630
Verizon Communications, Inc. FRS Senior Notes 3.07% (3 ML+0.55%) due 05/22/2020		1,216,000	1,220,864

			2,230,494

Total U.S. Corporate Bonds & Notes
(cost $8,585,213)			8,573,377

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks - Commercial — 0.7%
Royal Bank of Canada FRS Senior Notes 2.90% (3 ML+0.38%) due 03/02/2020		1,100,000	1,102,248

Diversified Manufacturing Operations — 0.9%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.93% (3 ML+0.32%) due 09/13/2019*		1,290,000	1,291,112

Soap & Cleaning Preparation — 0.9%
Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 3.16% (3 ML+0.56%) due 06/24/2022*		1,295,000	1,289,706

Total Foreign Corporate Bonds & Notes
(cost $3,696,550)			3,683,066

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Sovereign — 1.9%
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	52,000	42,686
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	33,000	27,913
Government of Canada Notes 0.50% due 03/01/2022	CAD	60,000	43,324
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	25,805
Government of Canada Bonds 2.25% due 02/01/2021	CAD	39,000	29,228
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,226
Government of France Bonds 4.50% due 04/25/2041	EUR	45,000	86,049
Government of Japan Senior Notes 0.10% due 01/01/2021	JPY	10,000,000	92,666
Government of Japan Senior Notes 0.10% due 03/01/2021	JPY	9,300,000	86,229
Government of Japan Senior Notes 0.10% due 09/20/2023	JPY	13,300,000	124,298

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Japan Senior Notes 0.10% due 12/20/2023	JPY	10,000,000	$93,531
Government of Japan Senior Notes 0.10% due 12/20/2028	JPY	9,700,000	91,311
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY	3,300,000	31,781
Government of Japan Senior Notes 0.50% due 12/20/2038	JPY	5,000,000	47,989
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	12,900,000	126,605
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY	3,800,000	37,264
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY	11,000,000	109,858
Government of Japan Senior Notes 2.00% due 06/20/2025	JPY	3,200,000	33,484
Government of Japan Senior Notes 2.10% due 12/20/2024	JPY	3,500,000	36,440
Government of Japan Senior Bonds 2.90% due 11/20/2030	JPY	3,200,000	39,475
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	88,000	24,397
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	306,000	35,894
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	62,000	111,366
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	33,000	62,838
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	45,000	79,906
Portuguese Republic Senior Notes 1.95% due 06/15/2029*	EUR	19,000	23,543
Portuguese Republic Senior Notes 4.10% due 02/15/2045*	EUR	15,000	24,204
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR	38,000	59,263
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	22,000	30,127
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	17,000	23,682
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	40,000	50,674
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	30,000	43,977

Security Description	Principal Amount(7)		Value (Note 2)

Sovereign (continued)
Republic of Italy Bonds 7.25% due 11/01/2026	EUR	39,000	$58,265
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	36,000	52,641
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	115,000	145,079
United Kingdom Gilt Treasury Bonds 0.75% due 07/22/2023	GBP	122,000	155,078
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	107,000	137,587
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	105,000	137,771
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	89,000	120,289
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	74,000	100,193
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/2022	GBP	68,000	94,084

Total Foreign Government Obligations
(cost $2,791,555)			2,816,020

RIGHTS — 0.0%
Real Estate Operations & Development — 0.0%
BUWOG AG†#(2) (cost $0)		1,461	0

U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 0.3%
2.50% due 05/15/2046		134,000	131,875
2.88% due 05/15/2043		110,000	116,402
3.00% due 11/15/2045		79,000	85,613
3.75% due 11/15/2043		27,000	32,902

			366,792

United States Treasury Notes — 13.8%
1.38% due 03/31/2020		6,390,000	6,342,075
1.50% due 02/28/2023		118,000	116,216
1.63% due 08/31/2022		90,000	89,209
1.63% due 02/15/2026		183,000	178,425
1.88% due 04/30/2022		64,000	63,930
1.88% due 07/31/2022		25,000	24,976
2.00% due 10/31/2022		24,000	24,068
2.00% due 02/15/2023		151,000	151,425
2.00% due 08/15/2025		149,000	148,942
2.13% due 05/15/2025		112,000	112,774
2.38% due 01/31/2023		114,000	115,830
2.38% due 04/30/2020		6,390,000	6,394,992
2.50% due 05/31/2020		6,390,000	6,405,476
2.50% due 03/31/2023		116,000	118,488
2.75% due 02/28/2025		125,000	130,205

			20,417,031

Total U.S. Government Treasuries
(cost $20,634,316)			20,783,823

Total Long-Term Investment Securities
(cost $128,537,332)			125,149,251

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.50%
Registered Investment Companies — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(5)	10,082,291	$10,082,291
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(4)(5)	1,272,012	1,272,012

		11,354,303

U.S. Government Treasuries — 0.8%
United States Treasury Bills 1.74 % due 01/02/2020(6)	1,210,000	1,193,910

Total Short-Term Investment Securities
(cost $12,546,519)		12,548,213

TOTAL INVESTMENTS
(cost $141,083,851)(8)	93.3%	137,697,464
Other assets less liabilities	6.7	9,845,632

NET ASSETS	100.0%	$147,543,096

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $10,937,181 representing 7.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Collateralized Loan Obligation
(2)	Securities classified as Level 3 (see Note 2).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	03/05/2014	18	$0	$16,944	$941.33	0.01%

(4)

At May 31, 2019, the Fund had loaned securities with a total value of $5,712,156. This was secured by collateral of $1,272,012, which was received in cash and subsequently invested in short-term investments currently valued at $1,272,012 as reported in the Portfolio of Investments. Additional collateral of $4,654,901 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/26/2019	$420,447
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	4,234,454

(5)	The rate shown is the 7-day yield as of May 31, 2019.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

AUD—Australian Dollar

BR—Bearer Shares

CAD—Canadian Dollar

CVA—Certification Van Aadelen (Dutch Cert.)

CVR—Contingent Value Rights

DKK—Danish Krone

ETF—Exchange-Traded Funds

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SDR—Swedish Depositary Receipt

FRS—Floating Rate Security

The rates shown on the FRS is the current interest rates as of May 31, 2019, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
29	Short	S&P 500 E-mini Index	June 2019	$4,044,124	$3,991,270	$52,854
18	Short	Russell 1000 E-mini Growth Index	June 2019	1,339,959	1,338,210	1,749

						$54,603

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
371	Long	FTSA China A50 Index	June 2019	$4,711,849	$4,658,832	$(53,017)
5	Long	MSCI Europe Index	June 2019	318,811	315,250	(3,561)
1	Long	Nikkei 225 Index	June 2019	106,904	102,125	(4,779)
140	Long	SGX Nifty 50 Index	June 2019	3,344,310	3,339,000	(5,310)
44	Short	U.S. Treasury 10 Year Notes	September 2019	5,545,973	5,577,000	(31,027)

						$(97,694)

		Net Unrealized Appreciation (Depreciation)				$(43,091)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	AUD	91,600	USD	65,289	06/19/2019	$1,715	$–
	CAD	363,200	USD	273,148	06/19/2019	4,319	–
	DKK	159,000	USD	24,220	06/19/2019	403	–
	EUR	753,000	USD	860,006	06/19/2019	17,731	–
	GBP	368,300	USD	487,086	06/19/2019	21,105	–
	GBP	333,700	USD	437,638	09/18/2019	13,619	–
	JPY	102,465,300	USD	934,985	06/19/2019	–	(11,700)
	JPY	188,800	USD	1,747	09/18/2019	–	(9)
	NOK	316,800	USD	37,265	06/19/2019	1,046	–
	USD	132,796	CAD	177,600	06/19/2019	–	(1,343)
	USD	145,224	EUR	128,600	06/19/2019	–	(1,378)

						59,938	(14,430)

Morgan Stanley Capital Services, Inc.	EUR	830,000	USD	931,836	06/19/2019	3,432	–
	INR	317,700,000	USD	4,562,361	06/19/2019	11,029	–
	JPY	292,230,000	USD	2,655,641	06/19/2019	–	(44,295)
	USD	1,530,693	CNH	10,290,000	06/19/2019	–	(46,772)
	USD	9,384,037	EUR	8,240,000	06/19/2019	–	(167,112)
	USD	1,919,466	GBP	1,440,000	06/19/2019	–	(97,545)
	USD	3,140,823	INR	220,090,000	06/19/2019	12,160	–
	USD	8,968,679	JPY	994,380,000	06/19/2019	218,476	–
	USD	7,494,804	EUR	6,670,000	09/18/2019	21,443	–

						266,540	(355,724)

Net Unrealized Appreciation/(Depreciation)						$326,478	$(370,154)

AUD—Australian Dollar

CAD—Canadian Dollar

CNH—Yuan Renminbi Offshore

DKK—Danish Krone

EUR—Euro Currency

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

NOK—Norwegian Krone

USD—United States Dollar

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals - Plastics	$51,057	$—		$529	$51,586
Television	23,679	—		16,944	40,623
Other Industries	44,891,637	21,662,835	**	—	66,554,472
Exchange-Traded Funds	11,062,012	—		—	11,062,012
Preferred Securities/Capital Securities	—	—		4	4
Asset Backed Securities	—	11,584,268		—	11,584,268
U.S. Corporate Bonds & Notes:
Finance - Investment Banker/Broker	—	757		14	771
Other Industries	—	8,572,606		—	8,572,606
Foreign Corporate Bonds & Notes . . .	—	3,683,066		—	3,683,066
Foreign Government Obligations	—	2,816,020		—	2,816,020
Rights	—	—		0	0
U.S. Government Treasuries	—	20,783,823		—	20,783,823
Short-Term Investment Securities:
Registered Investment Companies	11,354,303	—		—	11,354,303
U.S. Government Treasuries	—	1,193,910		—	1,193,910

Total Investments at Value	$67,382,688	$70,297,285		$17,491	$137,697,464

Other Financial Instruments:†

Futures Contracts	$54,603	$—		$—	$54,603
Forward Foreign Currency Contracts	—	326,478		—	326,478

	$54,603	$326,478		$—	$381,081

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$97,694	$—		$—	$97,694
Forward Foreign Currency Contracts	—	370,154		—	370,154

	$97,694	$370,154		$—	$467,848

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

23

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

E-Commerce/Products	12.8%
Applications Software	11.6
Internet Content — Entertainment	6.9
Finance — Credit Card	6.8
Web Portals/ISP	5.5
Medical — HMO	5.2
Commercial Services — Finance	5.1
Aerospace/Defense	4.2
Medical Products	4.0
Diagnostic Equipment	2.4
E-Commerce/Services	2.4
Internet Application Software	2.2
Data Processing/Management	2.1
Medical — Biomedical/Gene	2.0
Finance — Investment Banker/Broker	2.0
Retail — Restaurants	1.4
Enterprise Software/Service	1.4
Pharmacy Services	1.4
Medical Instruments	1.3
Transport — Rail	1.2
Insurance Brokers	1.1
Hotels/Motels	1.1
Electronic Components — Semiconductors	1.1
Retail — Discount	1.0
Machinery — General Industrial	1.0
Software Tools	0.8
Retail — Apparel/Shoe	0.8
Instruments — Controls	0.8
Finance — Other Services	0.7
Cruise Lines	0.7
Computer Software	0.7
Semiconductor Components — Integrated Circuits	0.7
Aerospace/Defense — Equipment	0.7
Medical — Drugs	0.6
Entertainment Software	0.6
Auto/Truck Parts & Equipment-Original	0.6
Registered Investment Companies	0.5
Diversified Banking Institutions	0.5
Airlines	0.5
Electronic Measurement Instruments	0.5
Electric — Distribution	0.4
Industrial Gases	0.3
Oil Companies — Exploration & Production	0.3
Commercial Services	0.2
Diversified Financial Services	0.2
Coatings/Paint	0.2
Computers	0.2
Medical — Hospitals	0.2
Apparel Manufacturers	0.1
Retail — Perfume & Cosmetics	0.1
Insurance — Multi-line	0.1
Veterinary Diagnostics	0.1
Auto — Cars/Light Trucks	0.1
Wireless Equipment	0.1
Investment Management/Advisor Services	0.1
Insurance — Property/Casualty	0.1
Tobacco	0.1
Semiconductor Equipment	0.1
Casino Hotels	0.1
Containers — Metal/Glass	0.1

100.1%

*	Calculated as a percentage of net assets

24

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Aerospace/Defense — 4.2%
Boeing Co.	76,023	$25,970,217
Northrop Grumman Corp.	23,567	7,146,693

		33,116,910

Aerospace/Defense - Equipment — 0.7%
Harris Corp.	27,077	5,068,544

Airlines — 0.5%
Delta Air Lines, Inc.	17,371	894,606
United Continental Holdings, Inc.†	40,686	3,159,268

		4,053,874

Apparel Manufacturers — 0.1%
VF Corp.	13,300	1,089,004

Applications Software — 11.6%
Intuit, Inc.	59,561	14,583,511
Microsoft Corp.	367,716	45,479,115
salesforce.com, Inc.†	96,905	14,672,386
ServiceNow, Inc.†	59,967	15,707,156

		90,442,168

Auto - Cars/Light Trucks — 0.1%
Ferrari NV	6,660	952,513

Auto/Truck Parts & Equipment - Original — 0.6%
Aptiv PLC	65,840	4,216,394

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A	500	88,225

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	5,608	601,907

Coatings/Paint — 0.2%
Sherwin-Williams Co.	3,510	1,472,270

Commercial Services — 0.2%
Cintas Corp.	3,578	793,708
CoStar Group, Inc.†	1,467	747,642

		1,541,350

Commercial Services - Finance — 5.1%
Automatic Data Processing, Inc.	4,900	784,588
FleetCor Technologies, Inc.†	11,538	2,979,227
Global Payments, Inc.	79,769	12,287,617
IHS Markit, Ltd.†	4,216	241,956
Moody’s Corp.	900	164,592
PayPal Holdings, Inc.†	136,393	14,969,132
S&P Global, Inc.	13,000	2,780,440
Worldpay, Inc., Class A†	46,205	5,620,376

		39,827,928

Computer Software — 0.7%
Splunk, Inc.†	46,600	5,311,934
Zoom Video Communications, Inc., Class A†#	2,107	167,991

		5,479,925

Computers — 0.2%
Apple, Inc.	8,151	1,426,996

Containers - Metal/Glass — 0.1%
Ball Corp.	8,338	511,870

Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	23,451	1,283,004
Royal Caribbean Cruises, Ltd.	34,943	4,254,660

		5,537,664

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	63,924	7,690,057

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
Fiserv, Inc.†	100,879	$8,661,471

		16,351,528

Diagnostic Equipment — 2.4%
Danaher Corp.	72,342	9,549,867
Thermo Fisher Scientific, Inc.	34,618	9,242,314

		18,792,181

Diversified Banking Institutions — 0.5%
Citigroup, Inc.	6,229	387,133
Goldman Sachs Group, Inc.	500	91,245
JPMorgan Chase & Co.	1,400	148,344
Morgan Stanley	87,786	3,572,012

		4,198,734

Diversified Financial Services — 0.2%
ANT International Co., Ltd., Class C†(1)(2)	273,650	1,535,177

E-Commerce/Products — 12.8%
Alibaba Group Holding, Ltd. ADR†	157,219	23,466,508
Amazon.com, Inc.†	43,108	76,519,717

		99,986,225

E-Commerce/Services — 2.4%
Booking Holdings, Inc.†	8,317	13,774,781
Ctrip.com International, Ltd. ADR†	27,280	942,797
IAC/InterActiveCorp†	17,847	3,941,510

		18,659,088

Electric - Distribution — 0.4%
Sempra Energy	22,382	2,942,114

Electric - Integrated — 0.0%
NextEra Energy, Inc.	441	87,410

Electronic Components - Semiconductors — 1.1%
Broadcom, Inc.	6,743	1,696,808
Marvell Technology Group, Ltd.	68,900	1,536,470
Microchip Technology, Inc.#	4,203	336,366
NVIDIA Corp.	5,917	801,517
Texas Instruments, Inc.	28,941	3,018,836
Xilinx, Inc.	8,919	912,503

		8,302,500

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	8,931	598,823
Fortive Corp.	41,953	3,194,721

		3,793,544

Enterprise Software/Service — 1.4%
Atlassian Corp. PLC, Class A†	3,325	418,551
Workday, Inc., Class A†	49,916	10,188,854

		10,607,405

Entertainment Software — 0.6%
Electronic Arts, Inc.†	48,424	4,507,306

Finance - Credit Card — 6.8%
Mastercard, Inc., Class A	99,993	25,147,240
Visa, Inc., Class A#	173,804	28,039,799

		53,187,039

Finance - Investment Banker/Broker — 2.0%
Charles Schwab Corp.	126,315	5,255,967
TD Ameritrade Holding Corp.	199,480	9,924,130

		15,180,097

Finance - Other Services — 0.7%
Intercontinental Exchange, Inc.	69,224	5,690,905

25

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.	42,612	$3,811,217
Marriott International, Inc., Class A	38,139	4,761,273

		8,572,490

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	6,188	1,259,815
Linde PLC	7,500	1,354,125

		2,613,940

Instruments - Controls — 0.8%
Honeywell International, Inc.	35,257	5,793,078

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	21,218	2,028,441
Willis Towers Watson PLC	37,749	6,624,949

		8,653,390

Insurance - Multi-line — 0.1%
Chubb, Ltd.	7,236	1,056,963

Insurance - Property/Casualty — 0.1%
Progressive Corp.	10,162	805,643

Internet Application Software — 2.2%
Tencent Holdings, Ltd.	415,600	17,235,345

Internet Content - Entertainment — 6.9%
Facebook, Inc., Class A†	236,931	42,048,145
Netflix, Inc.†	35,142	12,063,546
Pinterest, Inc.†	531	13,232

		54,124,923

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	300	41,469
Raymond James Financial, Inc.	9,729	803,421

		844,890

Machinery - General Industrial — 1.0%
Roper Technologies, Inc.	21,797	7,496,424

Machinery - Pumps — 0.0%
Xylem, Inc.	700	51,954

Medical Instruments — 1.3%
Boston Scientific Corp.†	1,600	61,456
Intuitive Surgical, Inc.†	22,257	10,346,166

		10,407,622

Medical Products — 4.0%
Abbott Laboratories	23,324	1,775,656
Becton Dickinson and Co.	59,093	13,794,670
Stryker Corp.	85,845	15,730,238

		31,300,564

Medical - Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	39,374	4,476,036
Illumina, Inc.†	273	83,787
Vertex Pharmaceuticals, Inc.†	66,484	11,048,311

		15,608,134

Medical - Drugs — 0.6%
Eli Lilly & Co.	30,454	3,530,837
Merck & Co., Inc.	1,519	120,320
Pfizer, Inc.	5,200	215,904
Zoetis, Inc.	8,000	808,400

		4,675,461

Medical - HMO — 5.2%
Anthem, Inc.	43,482	12,087,126

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Centene Corp.†	46,836	$2,704,779
Humana, Inc.	7,085	1,734,833
UnitedHealth Group, Inc.	80,762	19,528,252
WellCare Health Plans, Inc.†	16,117	4,451,354

		40,506,344

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	10,800	1,306,368

Oil Companies - Exploration & Production — 0.3%
Concho Resources, Inc.	11,900	1,166,319
Pioneer Natural Resources Co.	8,617	1,223,269

		2,389,588

Pharmacy Services — 1.4%
Cigna Corp.	70,817	10,482,332

Real Estate Investment Trusts — 0.0%
American Tower Corp.	1,097	229,021

Retail - Apparel/Shoe — 0.8%
Ross Stores, Inc.	68,187	6,340,709

Retail - Discount — 1.0%
Dollar General Corp.	62,320	7,932,090

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	3,265	1,088,486

Retail - Restaurants — 1.4%
Domino’s Pizza, Inc.	2,700	754,650
McDonald’s Corp.	22,671	4,494,979
Restaurant Brands International, Inc.	35,159	2,313,462
Yum! Brands, Inc.	33,706	3,449,809

		11,012,900

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	13,500	1,304,370
Maxim Integrated Products, Inc.	55,860	2,937,677
QUALCOMM, Inc.	14,200	948,844

		5,190,891

Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	5,800	597,806
Lam Research Corp.	400	69,844

		667,650

Software Tools — 0.8%
VMware, Inc., Class A	36,686	6,492,688

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	2,235	64,457

Tobacco — 0.1%
Philip Morris International, Inc.	10,400	802,152

Transport - Rail — 1.2%
Canadian Pacific Railway, Ltd.	14,814	3,250,043
CSX Corp.	44,204	3,291,872
Kansas City Southern	4,670	529,018
Norfolk Southern Corp.	5,000	975,700
Union Pacific Corp.	9,083	1,514,863

		9,561,496

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	840	71,518

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	32,985	1,031,771

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	9,853	10,902,345

26

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
Alphabet, Inc., Class C†	29,245	$32,275,659

		43,178,004

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,254	937,787

Total Long-Term Investment Securities
(cost $467,375,136)		777,775,868

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(3)	504,910	504,910
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(3)(4)	173,301	173,301
T. Rowe Price Government Reserve Fund 2.46%(3)	3,588,571	3,588,571

Total Short-Term Investment Securities
(cost $4,266,780)		4,266,782

TOTAL INVESTMENTS
(cost $471,641,916)(5)	100.1%	782,042,650
Liabilities in excess of other assets	(0.1)	(806,513)

NET ASSETS	100.0%	$781,236,137

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,535,177	$5.61	0.20%

(3)	The rate shown is the 7-day yield as of May 31, 2019.
(4)

At May 31, 2019, the Fund had loaned securities with a total value of $7,322,163. This was secured by collateral of $173,301, which was received in cash and subsequently invested in short-term investments currently valued at $173,301 as reported in the Portfolio of Investments. Additional collateral of $7,370,587 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	09/12/2019 to 10/03/2019	$412,377
United States Treasury Notes/Bonds	0.13% to 8.75%	08/15/2019 to 11/15/2048	6,958,210

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—		$1,535,176	$1,535,176
Other Industries	759,005,347	17,235,345	**	—	776,240,692
Short-Term Investment Securities:	4,266,782	—		—	4,266,782

Total Investments at Value	$763,272,129	$17,235,345		$1,535,176	$782,042,650

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

27

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	7.0%
Electronic Components — Semiconductors	5.9
Industrial Gases	3.9
Medical — Drugs	3.6
Electric — Integrated	3.6
Cruise Lines	3.3
Medical — HMO	3.2
Real Estate Investment Trusts	3.0
Banks — Super Regional	3.0
Oil Companies — Integrated	2.8
Insurance — Property/Casualty	2.7
Finance — Consumer Loans	2.6
Banks — Fiduciary	2.5
Finance — Investment Banker/Broker	2.3
Finance — Credit Card	2.3
Oil Refining & Marketing	2.2
Retail — Discount	2.2
Diversified Banking Institutions	2.0
Cable/Satellite TV	2.0
Chemicals — Diversified	1.9
Medical Instruments	1.9
Insurance Brokers	1.8
Applications Software	1.8
Beverages — Non-alcoholic	1.7
Diversified Manufacturing Operations	1.6
Food — Catering	1.6
Aerospace/Defense — Equipment	1.6
E-Commerce/Products	1.5
Engineering/R&D Services	1.5
Retail — Building Products	1.5
Tools — Hand Held	1.5
Building — Residential/Commercial	1.5
Casino Hotels	1.5
Aerospace/Defense	1.5
Retail — Auto Parts	1.4
Semiconductor Components — Integrated Circuits	1.4
Enterprise Software/Service	1.3
Building Products — Air & Heating	1.3
Rental Auto/Equipment	1.3
Insurance — Multi-line	1.1
Savings & Loans/Thrifts	1.0
Machinery — General Industrial	1.0
Building & Construction Products — Misc.	1.0
Commercial Services	0.9
Tobacco	0.8
Pharmacy Services	0.8
Chemicals — Specialty	0.6

98.4%

*	Calculated as a percentage of net assets

28

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense — 1.5%
Spirit AeroSystems Holdings, Inc., Class A	9,245	$749,215

Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.	6,447	814,256

Applications Software — 1.8%
Microsoft Corp.	7,633	944,049

Banks - Fiduciary — 2.5%
Bank of New York Mellon Corp.	16,538	706,007
State Street Corp.	10,065	556,092

		1,262,099

Banks - Super Regional — 3.0%
US Bancorp	15,250	765,550
Wells Fargo & Co.	16,986	753,669

		1,519,219

Beverages - Non-alcoholic — 1.7%
Coca-Cola European Partners PLC	15,899	880,805

Building & Construction Products - Misc. — 1.0%
Owens Corning	10,134	491,195

Building Products - Air & Heating — 1.3%
Johnson Controls International PLC	17,433	671,519

Building - Residential/Commercial — 1.5%
Lennar Corp., Class A	15,517	770,574

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	24,893	1,020,613

Casino Hotels — 1.5%
MGM Resorts International	30,424	755,124

Chemicals - Diversified — 1.9%
Dow, Inc.	4,187	195,784
DuPont de Nemours, Inc.	12,565	383,484
LyondellBasell Industries NV, Class A	5,111	379,492

		958,760

Chemicals - Specialty — 0.6%
Element Solutions, Inc.†	33,439	316,333

Commercial Services — 0.9%
Nielsen Holdings PLC	20,914	475,375

Cruise Lines — 3.3%
Norwegian Cruise Line Holdings, Ltd.†	15,324	838,376
Royal Caribbean Cruises, Ltd.	6,850	834,056

		1,672,432

Diversified Banking Institutions — 2.0%
JPMorgan Chase & Co.	9,814	1,039,891

Diversified Manufacturing Operations — 1.6%
General Electric Co.	89,060	840,726

E-Commerce/Products — 1.5%
eBay, Inc.	22,050	792,257

Electric - Integrated — 3.6%
Dominion Energy, Inc.	12,055	906,295
Exelon Corp.	19,192	922,751

		1,829,046

Electronic Components - Semiconductors — 5.9%
Broadcom, Inc.	3,249	817,578
Marvell Technology Group, Ltd.	42,340	944,182
Microchip Technology, Inc.#	8,070	645,842
Texas Instruments, Inc.	5,903	615,742

		3,023,344

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 1.5%
Jacobs Engineering Group, Inc.	10,464	$787,835

Enterprise Software/Service — 1.3%
Oracle Corp.	13,649	690,639

Finance - Consumer Loans — 2.6%
Navient Corp.	35,063	457,222
SLM Corp.	91,910	874,064

		1,331,286

Finance - Credit Card — 2.3%
American Express Co.	10,271	1,178,186

Finance - Investment Banker/Broker — 2.3%
E*TRADE Financial Corp.	15,373	688,711
Jefferies Financial Group, Inc.	28,308	500,202

		1,188,913

Food - Catering — 1.6%
Aramark	23,710	824,871

Industrial Gases — 3.9%
Air Products & Chemicals, Inc.	5,290	1,076,991
Linde PLC	5,233	944,818

		2,021,809

Insurance Brokers — 1.8%
Willis Towers Watson PLC	5,390	945,945

Insurance - Multi-line — 1.1%
Chubb, Ltd.	3,724	543,965

Insurance - Property/Casualty — 2.7%
Berkshire Hathaway, Inc., Class B†	4,305	849,893
Fidelity National Financial, Inc.	13,631	525,475

		1,375,368

Machinery - General Industrial — 1.0%
Wabtec Corp.#	7,972	497,293

Medical Instruments — 1.9%
Medtronic PLC	10,339	957,185

Medical - Drugs — 3.6%
Merck & Co., Inc.	6,526	516,924
Pfizer, Inc.	19,715	818,567
Sanofi ADR	12,557	507,680

		1,843,171

Medical - HMO — 3.2%
Anthem, Inc.	3,147	874,803
UnitedHealth Group, Inc.	3,071	742,568

		1,617,371

Oil Companies - Exploration & Production — 7.0%
ConocoPhillips	8,584	506,113
EOG Resources, Inc.	6,838	559,895
Hess Corp.	18,111	1,011,681
Kosmos Energy, Ltd.#	86,692	534,023
Parsley Energy, Inc., Class A†	28,598	509,902
Vermilion Energy, Inc.#	20,993	440,013

		3,561,627

Oil Companies - Integrated — 2.8%
BP PLC ADR	17,959	731,290
Chevron Corp.	6,354	723,403

		1,454,693

Oil Refining & Marketing — 2.2%
Phillips 66	8,608	695,527
Valero Energy Corp.	6,141	432,326

		1,127,853

29

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pharmacy Services — 0.8%
CVS Health Corp.	7,494	$392,461

Real Estate Investment Trusts — 3.0%
Liberty Property Trust	16,279	772,764
MGM Growth Properties LLC, Class A	25,484	783,633

		1,556,397

Rental Auto/Equipment — 1.3%
AMERCO	1,793	660,218

Retail - Auto Parts — 1.4%
Advance Auto Parts, Inc.	4,650	720,750

Retail - Building Products — 1.5%
Lowe’s Cos., Inc.	8,417	785,138

Retail - Discount — 2.2%
Dollar General Corp.	8,723	1,110,263

Savings & Loans/Thrifts — 1.0%
New York Community Bancorp, Inc.#	50,750	503,948

Semiconductor Components - Integrated Circuits — 1.4%
QUALCOMM, Inc.	10,503	701,810

Tobacco — 0.8%
Philip Morris International, Inc.	5,091	392,669

Tools - Hand Held — 1.5%
Stanley Black & Decker, Inc.	6,144	781,640

Total Long-Term Investment Securities
(cost $44,307,032)		50,380,136

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2) (cost $10,875)	10,875	$10,875

TOTAL INVESTMENTS
(cost $44,317,907)(3)	98.4%	50,391,011
Other assets less liabilities	1.6	821,242

NET ASSETS	100.0%	$51,212,253

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2019, the Fund had loaned securities with a total value of $2,110,816. This was secured by collateral of $10,875, which was received in cash and subsequently invested in short-term investments currently valued at $10,875 as reported in the Portfolio of Investments. Additional collateral of $2,169,033 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	$116,442
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	2,052,591

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$50,380,136	$—	$—	$50,380,136
Short-Term Investment Securities	10,875	—	—	10,875

Total Investments at Value	$50,391,011	$—	$—	$50,391,011

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

30

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	23.4%
Federal Home Loan Mtg. Corp.	12.2
United States Treasury Notes	10.6
Diversified Banking Institutions	5.1
United States Treasury Bonds	4.9
Diversified Financial Services	4.6
Government National Mtg. Assoc.	4.3
Registered Investment Companies	3.4
Banks — Commercial	2.6
Electric — Integrated	2.3
Pipelines	1.2
Auto — Cars/Light Trucks	1.1
Telephone — Integrated	1.1
U.S. Government Treasuries	1.0
Oil Companies — Integrated	0.9
Banks — Super Regional	0.8
Machinery — Farming	0.8
Medical — Drugs	0.7
Real Estate Investment Trusts	0.6
Food — Misc./Diversified	0.6
Cable/Satellite TV	0.6
Diversified Manufacturing Operations	0.5
Pharmacy Services	0.5
Computer Services	0.5
Oil Companies — Exploration & Production	0.5
Medical — HMO	0.5
Medical Labs & Testing Services	0.5
Electric — Distribution	0.4
Cellular Telecom	0.4
Paper & Related Products	0.4
Finance — Other Services	0.4
Brewery	0.4
Savings & Loans/Thrifts	0.4
Insurance — Life/Health	0.4
Chemicals — Diversified	0.4
Retail — Restaurants	0.3
Aerospace/Defense	0.3
Retail — Discount	0.3
Insurance — Mutual	0.3
Sovereign	0.3
Enterprise Software/Service	0.3
Beverages — Non-alcoholic	0.3
Machinery — Construction & Mining	0.3
Transport — Rail	0.3
Insurance — Property/Casualty	0.2
Retail — Mail Order	0.2
Trucking/Leasing	0.2
Computers	0.2
Transport — Equipment & Leasing	0.2
Banks — Special Purpose	0.2
Machinery — General Industrial	0.2
Chemicals — Specialty	0.2
Medical — Biomedical/Gene	0.2
Electronic Measurement Instruments	0.2
Electric — Generation	0.2
Broadcast Services/Program	0.2
Food — Meat Products	0.2
Gas — Distribution	0.2
Medical — Generic Drugs	0.2
Finance — Consumer Loans	0.2
Insurance — Reinsurance	0.2
Agricultural Chemicals	0.2
Sovereign Agency	0.1
Finance — Credit Card	0.1
Building & Construction Products — Misc.	0.1
Machinery — Electrical	0.1
Federal Home Loan Bank	0.1
Metal — Diversified	0.1
Insurance Brokers	0.1

SupraNational Banks	0.1%
Television	0.1
Tools — Hand Held	0.1
Transport — Truck	0.1
Medical — Wholesale Drug Distribution	0.1
Commercial Services	0.1
Retail — Regional Department Stores	0.1
Advertising Agencies	0.1
Oil Refining & Marketing	0.1
Investment Management/Advisor Services	0.1
Oil — Field Services	0.1
Semiconductor Components — Integrated Circuits	0.1
Building Societies	0.1
Retail — Automobile	0.1
Transport — Marine	0.1
Petrochemicals	0.1
Diversified Minerals	0.1
Medical — Hospitals	0.1
Food — Retail	0.1
Insurance — Multi-line	0.1
Building — Residential/Commercial	0.1
Independent Power Producers	0.1
E-Commerce/Products	0.1
Electronic Parts Distribution	0.1
Finance — Investment Banker/Broker	0.1
Auto/Truck Parts & Equipment — Original	0.1
Beverages — Wine/Spirits	0.1
Office Supplies & Forms	0.1
Industrial Automated/Robotic	0.1
Retail — Drug Store	0.1

99.0%

Credit Quality#†

Aaa	62.1%
Aa	2.4
A	10.8
Baa	19.8
Ba	2.2
Not Rated@	2.7

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$126,813
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,936
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	265,724
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	422,682
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	192,828
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	537,644
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.50% (1 ML+1.00%) due 04/15/2034*(1)	100,000	99,813
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	227,751
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	256,375
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	246,330	254,064
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	114,534
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	206,731
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	125,000	131,700
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.32% (1 ML+0.88%) due 12/15/2031*(1)	270,000	270,444
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,783,604
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	450,613	483,190
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	350,000	349,660
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	130,000	132,691
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	123,923
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	300,000	312,208
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	287,000	286,077

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	$200,000	$199,547
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	240,042
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	23,000	23,319
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	449,501
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	832,000	822,867
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,515
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	390,015
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,816
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(2)	790,000	810,030
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.34% (1 ML+0.90%) due 12/15/2033*(1)	250,000	250,155
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	87,679	87,260
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,915
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	230,715
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,254

Total Asset Backed Securities
(cost $10,342,491)		10,448,343

U.S. CORPORATE BONDS & NOTES — 26.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#	116,000	122,476
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048#	131,000	139,487

		261,963

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	450,000	465,761
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	311,000	312,002

		777,763

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 5.63% due 11/15/2043#	$120,000	$125,303

Auto - Cars/Light Trucks — 1.1%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	490,000	494,106
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	252,644
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	261,000	260,246
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	521,000	501,085
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	322,000	322,036
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*	313,000	319,927
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	329,908
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	320,000	331,241

		2,811,193

Auto/Truck Parts & Equipment - Original — 0.1%
Lear Corp. Senior Notes 5.25% due 05/15/2049	171,000	161,341

Banks - Commercial — 1.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025#	878,000	939,440
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	553,841
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	482,000	653,736
SunTrust Bank Senior Notes 3.20% due 04/01/2024	657,000	669,357
SunTrust Bank Senior Notes 3.50% due 08/02/2022	226,000	230,086
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	471,000	486,285

		3,532,745

Banks - Super Regional — 0.8%
Bank of America NA Senior Notes 3.34% due 01/25/2023	372,000	378,889
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,560,000	1,602,922

		1,981,811

Security Description	Principal Amount	Value (Note 2)

Beverages - Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	$370,000	$390,385
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025#	246,000	248,960

		639,345

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	136,000	149,557

Brewery — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	234,000	241,417
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	142,000	146,919
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048#	109,000	108,280
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	399,000	451,193

		947,809

Broadcast Services/Program — 0.2%
Fox Corp. Senior Notes 5.48% due 01/25/2039*	179,000	203,744
Fox Corp. Senior Notes 5.58% due 01/25/2049*	219,000	254,741

		458,485

Building & Construction Products - Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	436,000	367,201

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	180,000	171,900

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	221,000	235,924
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	39,000	39,901
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048#	135,000	141,964
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	129,000	144,456

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	$396,000	$401,573
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	84,000	85,586
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	308,000	336,478
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	89,000	98,931

		1,484,813

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	580,000	591,600

Chemicals - Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*#	212,000	212,580
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	214,000	238,716
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048#	185,000	209,592

		660,888

Chemicals - Specialty — 0.2%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	245,000	248,047
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	241,662

		489,709

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	26,000	22,850

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	288,568

Computer Services — 0.5%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	958,000	965,712
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	181,000	180,672
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	122,000	124,189

		1,270,573

Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	240,352

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	$220,000	$263,642
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	39,000	42,568

		546,562

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	69,000	70,478

Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	315,000	321,162
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	321,000	332,341
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	257,000	264,978
Bank of America Corp. Senior Notes 4.27% due 07/23/2029	181,000	191,483
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	407,685
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	474,000	471,723
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	393,000	410,966
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	324,000	358,497
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	189,000	221,878
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	156,387
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	495,000	490,075
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	304,000	305,620
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	295,000	305,523
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	514,000	646,426
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	731,000	739,553
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	155,000	156,037

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.63% due 01/20/2027	$722,000	$735,070

		6,515,404

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	265,000	266,209

Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	214,000	224,194
Textron, Inc. Senior Notes 3.90% due 09/17/2029	326,000	333,523

		557,717

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	141,000	166,510

Electric - Distribution — 0.3%
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	260,000	277,116
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	517,000	588,952

		866,068

Electric - Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	35,000	37,334

Electric - Integrated — 2.1%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	110,000	114,439
Appalachian Power Co. Senior Notes 4.50% due 03/01/2049	116,000	127,334
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	346,492
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	174,000	177,958
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	446,000	468,125
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	191,766
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	660,000	719,808
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	166,000	170,158
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	726,000	974,286

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	$177,000	$175,820
Louisville Gas & Electric Co. 1st Mtg. Bonds 4.25% due 04/01/2049	362,000	392,374
NSTAR Electric Co. Senior Notes 3.25% due 05/15/2029	162,000	165,448
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	281,000	299,062
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	193,000	210,376
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	62,000	66,682
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	446,000	546,546

		5,146,674

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	28,000	29,201
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	427,000	441,040

		470,241

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	161,000	164,653

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	640,000	650,510

Finance - Consumer Loans — 0.2%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	218,000	222,577
Synchrony Financial Senior Notes 4.38% due 03/19/2024	164,000	168,528

		391,105

Finance - Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/22/2024	202,000	207,250
American Express Co. Senior Notes 4.20% due 11/06/2025	156,000	167,394

		374,644

Finance - Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	174,000	161,424
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(4)	89,000	1,531

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)†	$87,000	$8
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)†	112,000	11

		162,974

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	765,000	773,478

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	108,382
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*#	97,000	102,829
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	233,000	246,766

		457,977

Food - Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	188,000	197,598
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	251,000	306,404
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	122,000	125,310
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	261,962
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	303,000	313,053
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	310,260

		1,514,587

Food - Retail — 0.1%
Kroger Co. Senior Notes 5.40% due 01/15/2049	184,000	195,993

Gas - Distribution — 0.2%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	161,000	190,835
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	246,000	249,353

		440,188

Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	166,000	170,457

Security Description	Principal Amount	Value (Note 2)

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049#	$115,000	$126,018

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	152,000	154,213
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048#	164,000	176,104

		330,317

Insurance - Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047#	230,000	183,112

Insurance - Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	195,688

Insurance - Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	201,181
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	498,000	495,551

		696,732

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	273,000	276,368

Insurance - Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029	132,000	134,119

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	245,000	247,177

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	198,697
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	133,000	134,859
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	286,000	296,154

		629,710

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	341,000	350,739

Machinery - Farming — 0.6%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	465,000	472,598

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Farming (continued)
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	$203,000	$203,019
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	452,000	458,537
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024#	304,000	315,347
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	144,000	150,405

		1,599,906

Machinery - General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	471,000	496,327

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	322,000	324,415
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	126,000	127,847
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	397,521
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	270,557

		1,120,340

Medical - Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	267,000	276,775
Celgene Corp. Senior Notes 4.63% due 05/15/2044	178,000	194,669

		471,444

Medical - Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	161,000	151,563
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	185,000	185,883
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	319,000	326,474
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	171,000	178,335
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	215,000	221,455

		1,063,710

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028#	231,000	221,148

Security Description	Principal Amount	Value (Note 2)

Medical - HMO — 0.5%
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	$957,000	$951,997
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	172,000	180,530

		1,132,527

Medical - Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	187,000	200,831

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	322,000	298,515

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*#	333,000	339,660

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	128,000	139,559

Oil Companies - Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	392,000	471,860
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	164,000	171,029
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	134,000	160,939
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	396,000	404,651

		1,208,479

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	716,000	728,487

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	254,000	256,703

Oil - Field Services — 0.1%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*#	240,000	247,005

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	380,000	402,693
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	382,499

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	$235,000	$243,868

		1,029,060

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	202,000	206,833

Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	238,000	242,040
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	112,000	114,419
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	1,005,000	1,005,028

		1,361,487

Pipelines — 1.1%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	155,000	142,549
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	244,000	249,272
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	208,000	212,373
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	196,000	205,523
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	48,000	46,021
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	214,000	230,505
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	166,600
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	36,000	30,240
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	260,000	320,168
MPLX LP Senior Notes 4.00% due 03/15/2028	166,000	166,281
MPLX LP Senior Notes 4.13% due 03/01/2027	127,000	128,632
MPLX LP Senior Notes 5.50% due 02/15/2049	282,000	300,306
Rockies Express Pipeline LLC Senior Notes 4.95% due 07/15/2029*	190,000	188,610

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	$310,000	$297,312

		2,684,392

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	212,000	220,616
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	162,000	164,577
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	296,000	300,569
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049#	226,000	246,644
ERP Operating LP Senior Notes 4.15% due 12/01/2028	168,000	183,766
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	163,000	164,019
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	293,000	302,418

		1,582,609

Retail - Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	226,000	221,761

Retail - Discount — 0.3%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	375,000	376,843
Walmart, Inc. Senior Notes 3.05% due 07/08/2026#	324,000	332,248

		709,091

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	130,000	124,375

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	583,000	593,501

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	290,000	286,757

Retail - Restaurants — 0.3%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	280,000	277,582
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	270,000	282,549
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	231,000	242,175

		802,306

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.4%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$400,000	$442,844
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	483,000	490,414

		933,258

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047#	236,000	237,632

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	137,000	143,057
AT&T, Inc. Senior Notes 4.50% due 05/15/2035#	660,000	664,945
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	174,000	175,028
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	448,000	462,251
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	101,568
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	386,000	443,141

		1,989,990

Television — 0.1%
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	316,000	313,540

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	302,000	310,945

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.35% due 02/15/2024	370,000	389,346
GATX Corp. Senior Notes 4.70% due 04/01/2029	115,000	122,700

		512,046

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	211,000	215,217

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	123,000	131,803
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	248,000	263,884

		395,687

Security Description	Principal Amount	Value (Note 2)

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	$301,000	$309,567

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	236,000	232,940
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	338,000	348,653

		581,593

Water — 0.0%
Aqua America, Inc. Senior Notes 3.57% due 05/01/2029	115,000	117,199

Total U.S. Corporate Bonds & Notes
(cost $63,023,377)		65,348,647

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049#	204,000	213,596

Banks - Commercial — 1.0%
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	329,000	333,364
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	483,906
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*#	239,000	239,781
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	486,000	514,645
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*#	231,000	232,317
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	233,952
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	203,758
United Overseas Bank, Ltd. Sub. Notes 3.75% due 04/15/2029*	200,000	204,274

		2,445,997

Banks - Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	508,000	504,105

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*#	250,000	235,451

Cellular Telecom — 0.2%
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	206,506

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	$223,000	$231,431

		437,937

Chemicals - Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	202,730

Diversified Banking Institutions — 2.1%
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*#	634,000	665,365
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	182,652
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	340,000	343,956
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024#	804,000	823,293
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	522,000	536,614
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*#	315,000	318,206
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	337,000	341,597
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	470,000	481,821
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	202,420
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	531,000	483,113
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	393,826
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	428,000	422,673

		5,195,536

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025#	675,000	667,072

Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.80% due 03/21/2029#	325,000	331,890
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	510,000	519,647

		851,537

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	207,000	202,974

Security Description	Principal Amount	Value (Note 2)

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*#	$400,000	$429,612

Electric - Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	399,284

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	244,000	239,256

Insurance - Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	363,000	361,789

Insurance - Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029	248,000	249,576

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	250,000	247,339
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	163,000	168,182

		415,521

Medical - Drugs — 0.3%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	310,000	313,954
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	508,000	501,345

		815,299

Medical - Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	178,000	179,141

Oil Companies - Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	692,000	716,563
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	278,000	277,135
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	265,000	256,727
Petro-Canada Senior Notes 5.95% due 05/15/2035	132,000	160,873

		1,411,298

SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	300,000	317,669

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	$206,000	$212,695
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	354,593
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	210,109

		777,397

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	184,093

Total Foreign Corporate Bonds & Notes
(cost $16,486,083)		16,736,870

U.S. GOVERNMENT AGENCIES — 40.0%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	344,688

Federal Home Loan Mtg. Corp. — 12.2%
2.50% due 01/01/2028	188,346	189,542
2.50% due 04/01/2028	453,227	456,108
2.50% due 03/01/2031	613,593	614,849
2.50% due 10/01/2032	816,785	817,646
3.00% due 08/01/2027	129,156	131,571
3.00% due 10/01/2042	447,553	452,712
3.00% due 11/01/2042	564,534	569,995
3.00% due 04/01/2043	584,711	590,368
3.00% due 05/01/2043	784,864	793,914
3.00% due 08/01/2043	588,884	594,579
3.00% due 07/01/2045	796,704	804,411
3.00% due 10/01/2045	396,084	399,916
3.00% due 08/01/2046	2,367,173	2,389,347
3.50% due 01/01/2032	1,364,282	1,403,662
3.50% due 11/01/2041	532,294	547,307
3.50% due 03/01/2042	174,845	179,777
3.50% due 04/01/2042	1,012,449	1,042,974
3.50% due 06/01/2042	1,202,936	1,236,876
3.50% due 08/01/2042	228,639	236,119
3.50% due 03/01/2045	858,291	879,257
3.50% due 07/01/2045	1,038,184	1,072,275
3.50% due 08/01/2045	611,980	632,785
3.50% due 11/01/2045	406,506	416,337
3.50% due 12/01/2046	785,279	803,543
3.50% due 11/01/2047	6,095,786	6,237,539
4.00% due 09/01/2040	256,235	266,798
4.00% due 10/01/2045	725,083	752,482
4.50% due 04/01/2044	137,900	145,717
4.50% due 03/01/2046	212,752	223,821
5.00% due 10/01/2033	379	407
5.00% due 06/01/2039	330,739	358,102
5.00% due 11/01/2043	413,975	445,114
5.50% due 02/01/2035	67,665	72,347
6.00% due 10/01/2033	92,532	101,277
6.00% due 03/01/2040	508	571
6.50% due 02/01/2035	1,773	1,963
6.75% due 09/15/2029	500,000	696,102
6.75% due 03/15/2031	250,000	359,670
Federal Home Loan Mtg. Corp. FRS
4.33% (6 ML+1.49%) due 02/01/2037	31,303	32,265
4.79% (12 ML+1.88%) due 11/01/2037	326,362	344,424

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	$715,762	$728,484
Series 4800, Class KG 3.50% due 11/15/2045(3)	100,000	102,451
Series 3820, Class DA 4.00% due 11/15/2035(3)	293,382	294,615
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.36% (6.80%-1 ML) due 09/15/2039(3)(5)(6)	175,664	22,245
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.63% (1 ML+1.20%) due 08/25/2029(3)	509,028	510,865
Series 2015-DNA1, Class M2 4.28% (1 ML+1.85%) due 10/25/2027(3)	206,663	209,354
Series 2014-DN1, Class M2 4.63% (1 ML+2.20%) due 02/25/2024(3)	330,463	336,186
Series 2014-HQ2, Class M2 4.63% (1 ML+2.20%) due 09/25/2024(3)	436,834	445,467
Series 2016-HQA1, Class M2 5.18% (1 ML+2.75%) due 09/25/2028(3)	203,286	205,851
Series 2015-HQA2, Class M2 5.23% (1 ML+2.80%) due 05/25/2028(3)	17,180	17,497

		30,167,484

Federal National Mtg. Assoc. — 23.4%
2.50% due 04/01/2028	267,599	269,128
2.50% due 01/01/2032	659,241	659,558
3.00% due 10/01/2027	72,274	73,582
3.00% due 12/01/2027	667,187	677,861
3.00% due 01/01/2028	572,552	582,944
3.00% due 03/01/2030	1,499,063	1,522,929
3.00% due 10/01/2030	451,867	458,367
3.00% due 02/01/2033	282,792	286,894
3.00% due 03/01/2042	641,900	647,677
3.00% due 12/01/2042	627,981	633,629
3.00% due 02/01/2045	552,546	557,519
3.00% due 09/01/2046	91,900	92,689
3.00% due 01/01/2047	474,316	478,134
3.00% due 04/01/2047	4,112,737	4,144,470
3.50% due 08/01/2026	111,913	115,021
3.50% due 09/01/2026	33,830	34,923
3.50% due 08/01/2027	40,371	41,492
3.50% due 10/01/2028	364,630	376,462
3.50% due 03/01/2033	1,352,625	1,390,185
3.50% due 12/01/2041	404,006	416,745
3.50% due 08/01/2042	1,202,016	1,232,687
3.50% due 07/01/2045	422,101	432,010
3.50% due 08/01/2045	475,226	490,503
3.50% due 09/01/2045	412,036	421,716
3.50% due 10/01/2045	656,384	676,470
3.50% due 11/01/2045	301,898	308,754
3.50% due 12/01/2045	2,314,684	2,369,065
3.50% due 02/01/2046	679,005	694,956
3.50% due 03/01/2046	366,820	374,836
3.50% due 07/01/2046	1,528,701	1,579,613
3.50% due 01/01/2047	2,430,588	2,485,424

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 04/01/2048	$2,456,492	$2,529,294
4.00% due 07/01/2040	104,614	109,706
4.00% due 10/01/2040	67,340	70,071
4.00% due 12/01/2040	933,173	971,064
4.00% due 10/01/2041	442,749	460,749
4.00% due 11/01/2041	447,685	466,031
4.00% due 01/01/2043	526,374	552,933
4.00% due 10/01/2043	705,594	741,006
4.00% due 10/01/2044	957,425	993,786
4.00% due 02/01/2045	1,020,894	1,068,991
4.00% due 06/01/2046	289,864	300,539
4.00% due 01/01/2047	611,054	633,593
4.00% due 05/01/2047	825,897	856,345
4.00% due 06/01/2047	1,984,410	2,077,771
4.00% due 07/01/2047	2,012,396	2,086,539
4.00% due 08/01/2047	2,015,990	2,090,203
4.00% due 03/01/2049	1,961,539	2,028,284
4.50% due 11/01/2022	31,037	31,607
4.50% due 10/01/2024	140,924	145,067
4.50% due 08/01/2045	2,014,506	2,155,053
4.50% due 06/01/2048	1,739,644	1,824,107
4.50% due 10/01/2048	1,359,131	1,419,216
4.50% due 11/01/2048	594,736	621,450
4.50% due 12/01/2048	2,802,840	2,928,593
5.00% due 10/01/2033	2,128	2,286
5.00% due 03/01/2034	37,241	39,999
5.00% due 05/01/2040	81,178	87,418
5.00% due 06/01/2040	48,584	52,321
5.00% due 02/01/2045	274,305	296,776
5.50% due 12/01/2029	54,949	58,712
5.50% due 04/01/2033	49,173	53,793
5.50% due 12/01/2033	41,213	45,211
5.50% due 07/01/2037	234,618	255,791
5.50% due 08/01/2037	163,359	179,126
5.50% due 06/01/2038	22,182	24,270
6.00% due 12/01/2020	394	396
6.00% due 12/01/2036	284,460	319,210
6.00% due 11/01/2038	80,267	90,083
6.00% due 06/01/2040	60,013	67,325
6.50% due 10/01/2037	16,737	18,950
Federal National Mtg. Assoc. FRS
4.37% (6 ML+1.54%) due 09/01/2035	269,160	278,233
4.43% (12 ML+1.57%) due 05/01/2037	50,821	52,989
4.52% (1 Yr USTYCR+2.26%) due 11/01/2036	106,512	112,037
4.57% (12 ML+1.66%) due 07/01/2039	211,053	220,466
4.57% (12 ML+1.82%) due 10/01/2040	55,489	58,196
4.58% (1 Yr USTYCR+2.22%) due 10/01/2035	260,311	273,601
4.67% (12 ML+1.83%) due 10/01/2040	155,917	163,068
4.71% (12 ML+1.91%) due 08/01/2035	164,437	173,165
4.71% (12 ML+1.76%) due 05/01/2040	278,584	292,584
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(3)	430,870	438,141
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	271,986	273,693

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	$1,270,038	$1,280,411
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	833,298	834,097

		57,730,589

Government National Mtg. Assoc. — 4.3%
3.00% due 02/20/2045	486,861	496,589
3.00% due 05/20/2045	376,815	382,945
3.00% due 07/20/2045	63,200	64,228
3.00% due 11/20/2045	1,281,554	1,302,409
3.00% due 12/20/2045	598,316	608,051
3.00% due 09/20/2047	1,966,383	1,996,039
3.50% due 03/20/2045	324,547	334,182
3.50% due 04/20/2045	621,095	639,534
3.50% due 07/20/2045	136,415	140,465
3.50% due 03/20/2047	530,153	545,786
4.00% due 07/20/2045	191,484	200,158
4.00% due 05/20/2048	3,444,069	3,567,323
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	191,113

		10,468,822

Total U.S. Government Agencies
(cost $98,424,374)		98,711,583

U.S. GOVERNMENT TREASURIES — 15.5%
United States Treasury Bonds — 4.9%
2.75% due 11/15/2042	423,000	438,532
2.88% due 11/15/2046#	400,000	423,734
3.00% due 11/15/2045	1,800,000	1,950,680
3.00% due 05/15/2047	1,500,000	1,626,094
3.00% due 02/15/2049#	1,279,000	1,389,514
3.13% due 11/15/2041	2,398,000	2,653,537
3.13% due 02/15/2042	408,000	451,095
3.38% due 11/15/2048	586,000	682,369
3.88% due 08/15/2040	174,000	214,842
4.25% due 05/15/2039	267,000	345,223
4.38% due 11/15/2039	105,000	138,116
4.38% due 05/15/2040	200,000	263,422
4.75% due 02/15/2037	587,000	793,757
5.00% due 05/15/2037	159,000	221,513
5.25% due 11/15/2028	369,000	466,770
8.13% due 08/15/2019	92,000	93,037

		12,152,235

United States Treasury Notes — 10.6%
1.63% due 08/15/2022	2,390,000	2,368,901
1.63% due 08/31/2022	2,000,000	1,982,422
1.63% due 02/15/2026	1,979,000	1,929,525
1.63% due 05/15/2026	427,000	415,708
1.75% due 09/30/2022	5,287,000	5,260,152
2.00% due 02/15/2025	1,800,000	1,801,476
2.00% due 11/15/2026	400,000	398,547
2.25% due 04/30/2021	66,000	66,351
2.25% due 04/30/2024	167,000	169,414
2.25% due 11/15/2024#	620,000	628,743
2.25% due 08/15/2027	1,200,000	1,214,297
2.38% due 03/15/2022	560,000	567,241
2.38% due 05/15/2029#	641,000	654,220
2.50% due 02/28/2021	2,500,000	2,521,094
2.50% due 01/15/2022	2,500,000	2,536,523
2.50% due 01/31/2024	420,000	430,418
2.50% due 05/15/2024	3,000,000	3,077,578
2.63% due 02/15/2029	171,000	178,181

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
3.63% due 08/15/2019	$27,000	$27,062

		26,227,853

Total U.S. Government Treasuries
(cost $37,388,553)		38,380,088

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.3%
Government of Hong Kong Senior Notes 2.50% due 05/28/2024*	202,000	204,231
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	236,780
United Mexican States Senior Bonds 4.75% due 03/08/2044	250,000	247,250

		688,261

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	394,000	391,992

Total Foreign Government Obligations
(cost $1,060,460)		1,080,253

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%# (cost $177,462)	7,100	176,009

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks - Commercial — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(7)	431,000	433,155

Banks - Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	102,863

Diversified Banking Institutions — 0.4%
Bank of Nova Scotia 4.65% due 10/12/2022(7)	500,000	465,000
HSBC Holdings PLC 6.00% due 05/22/2027(7)	351,000	345,823
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(7)	271,000	285,837

		1,096,660

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	144,840

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	194,025

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043#	260,000	269,100
Prudential Financial, Inc. 5.70% due 09/15/2048#	183,000	188,777

		457,877

Security Description	Principal Amount/ Shares	Value (Note 2)

Pipelines — 0.1%
TransCanada Trust 5.30% due 03/15/2077	$141,000	$131,528
TransCanada Trust 5.63% due 05/20/2075	108,000	105,840
Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	128,100

		365,468

Total Preferred Securities/Capital Securities
(cost $2,811,538)		2,794,896

Total Long-Term Investment Securities
(cost $229,714,338)		233,676,689

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(8)	7,539,516	7,539,516
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(8)(9)	883,610	883,610

		8,423,126

U.S. Government Treasuries — 1.0%
United States Treasury Bills 2.39% due 04/23/2020	2,500,000	2,450,658

Total Short-Term Investment Securities
(cost $10,870,046)		10,873,784

TOTAL INVESTMENTS
(cost $240,584,384)(10)	99.0%	244,550,473
Other assets less liabilities	1.0	2,345,628

NET ASSETS	100.0%	$246,896,101

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $23,201,567 representing 9.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Securities classified as Level 3 (see Note 2).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2019.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of May 31, 2019.
(9)

At May 31, 2019, the Fund had loaned securities with a total value of $10,958,599. This was secured by collateral of $883,610, which was received in cash and subsequently invested in short-term investments currently valued at $883,610 as reported in the Portfolio of Investments. Additional collateral of $10,318,045 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	01/25/2023 to 04/15/2051	$370,083
Federal National Mtg. Assoc.	1.00% to 28.16%	12/25/2024 to 05/25/2059	510,249
Government National Mtg. Assoc.	1.50% to 24.90%	10/20/2032 to 03/16/2061	185,908
United States Treasury Bills	0.00%	06/11/2019 to 11/14/2019	654,262
United States Treasury Notes/Bonds	0.13% to 8.75%	08/15/2019 to 11/15/2048	8,597,543

(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$10,448,343	$—	$10,448,343
U.S. Corporate Bonds & Notes:
Finance - Investment Banker/Broker	—	162,955	19	162,974
Other Industries	—	65,185,673	—	65,185,673
Foreign Corporate Bonds & Notes	—	16,736,870	—	16,736,870
U.S. Government Agencies	—	98,711,583	—	98,711,583
U.S. Government Treasuries	—	38,380,088	—	38,380,088
Foreign Government Obligations	—	1,080,253	—	1,080,253
Preferred Securities	176,009	—	—	176,009
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	8	8
Other Industries	—	2,794,888	—	2,794,888
Short-Term Investment Securities:
Registered Investment Companies	8,423,126	—	—	8,423,126
U.S. Government Treasuries	—	2,450,658	—	2,450,658

Total Investments at Value	$8,599,135	$235,951,311	$27	$244,550,473

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

44

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Retail — Discount	6.6%
Applications Software	6.4
Medical — Drugs	5.6
Diversified Banking Institutions	5.2
Web Portals/ISP	5.1
Medical — HMO	5.1
Oil Companies — Integrated	4.9
Cable/Satellite TV	4.9
Computers	4.8
Banks — Super Regional	3.3
Networking Products	3.0
Medical Labs & Testing Services	2.5
Building — Residential/Commercial	2.4
Tobacco	2.2
Retail — Auto Parts	2.1
Chemicals — Diversified	2.0
Retail — Building Products	1.9
Computer Services	1.9
Telephone — Integrated	1.9
Distribution/Wholesale	1.8
Semiconductor Components — Integrated Circuits	1.7
Cruise Lines	1.6
Electric — Integrated	1.5
Airlines	1.5
Medical — Biomedical/Gene	1.5
E-Services/Consulting	1.4
Finance — Investment Banker/Broker	1.4
Transport — Rail	1.4
Power Converter/Supply Equipment	1.3
Finance — Auto Loans	1.3
Brewery	1.3
Containers — Paper/Plastic	1.3
Electric Products — Misc.	1.3
Medical Products	1.2
Electronic Measurement Instruments	1.1
Financial Guarantee Insurance	1.1
Oil Companies — Exploration & Production	1.0
Food — Confectionery	1.0
Finance — Consumer Loans	0.7
Banks — Commercial	0.6
Medical Instruments	0.4
Commercial Services	0.4
Metal — Copper	0.2

99.8%

*	Calculated as a percentage of net assets

45

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Airlines — 1.5%
Delta Air Lines, Inc.	65,051	$3,350,127

Applications Software — 6.4%
CDK Global, Inc.	39,490	1,911,316
Microsoft Corp.	102,907	12,727,538

		14,638,854

Banks - Commercial — 0.6%
Regions Financial Corp.	101,350	1,401,671

Banks - Super Regional — 3.3%
SunTrust Banks, Inc.	56,967	3,418,590
US Bancorp	83,111	4,172,172

		7,590,762

Brewery — 1.3%
Molson Coors Brewing Co., Class B	54,042	2,971,229

Building - Residential/Commercial — 2.4%
D.R. Horton, Inc.	115,851	4,953,789
Lennar Corp., Class A	10,299	511,448

		5,465,237

Cable/Satellite TV — 4.9%
Comcast Corp., Class A	172,472	7,071,352
DISH Network Corp., Class A†	110,708	3,997,666

		11,069,018

Chemicals - Diversified — 2.0%
Dow, Inc.	22,863	1,069,074
DuPont de Nemours, Inc.	113,218	3,455,413

		4,524,487

Commercial Services — 0.4%
Quanta Services, Inc.	25,024	869,834

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A	70,864	4,388,608

Computers — 4.8%
Apple, Inc.	62,746	10,984,942

Containers - Paper/Plastic — 1.3%
Packaging Corp. of America	33,155	2,953,447

Cruise Lines — 1.6%
Carnival Corp.	71,626	3,666,535

Distribution/Wholesale — 1.8%
KAR Auction Services, Inc.	74,845	4,207,786

Diversified Banking Institutions — 5.2%
Bank of America Corp.	204,819	5,448,185
JPMorgan Chase & Co.	61,427	6,508,805

		11,956,990

E-Services/Consulting — 1.4%
CDW Corp.	32,876	3,236,313

Electric Products - Misc. — 1.3%
Emerson Electric Co.	47,784	2,878,508

Electric - Integrated — 1.5%
AES Corp.	217,205	3,431,839

Electronic Measurement Instruments — 1.1%
Fortive Corp.	33,094	2,520,108

Finance - Auto Loans — 1.3%
Ally Financial, Inc.	104,127	3,006,146

Finance - Consumer Loans — 0.7%
SLM Corp.	178,037	1,693,132

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker — 1.4%
E*TRADE Financial Corp.	72,220	$3,235,456

Financial Guarantee Insurance — 1.1%
Assured Guaranty, Ltd.	61,424	2,510,399

Food - Confectionery — 1.0%
J.M. Smucker Co.	17,777	2,160,972

Medical Instruments — 0.4%
Alcon, Inc.†#	16,670	969,861

Medical Labs & Testing Services — 2.5%
Laboratory Corp. of America Holdings†	34,581	5,623,216

Medical Products — 1.2%
Baxter International, Inc.	37,045	2,720,585

Medical - Biomedical/Gene — 1.5%
Biogen, Inc.†	15,105	3,312,375

Medical - Drugs — 5.6%
Novartis AG ADR	38,608	3,306,389
Novo Nordisk A/S ADR	76,135	3,593,572
Pfizer, Inc.	144,182	5,986,437

		12,886,398

Medical - HMO — 5.1%
Centene Corp.†	28,877	1,667,647
Humana, Inc.	16,461	4,030,640
UnitedHealth Group, Inc.	24,630	5,955,534

		11,653,821

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.	43,433	421,734

Networking Products — 3.0%
Cisco Systems, Inc.	131,932	6,864,422

Oil Companies - Exploration & Production — 1.0%
Marathon Oil Corp.	173,121	2,276,541

Oil Companies - Integrated — 4.9%
BP PLC ADR	108,962	4,436,933
Chevron Corp.	33,395	3,802,021
Suncor Energy, Inc.	93,844	2,890,395

		11,129,349

Power Converter/Supply Equipment — 1.3%
Hubbell, Inc.	26,829	3,072,994

Retail - Auto Parts — 2.1%
O’Reilly Automotive, Inc.†	13,073	4,854,920

Retail - Building Products — 1.9%
Lowe’s Cos., Inc.	47,461	4,427,162

Retail - Discount — 6.6%
Dollar General Corp.	43,094	5,485,004
Dollar Tree, Inc.†	37,120	3,771,021
Walmart, Inc.	57,238	5,806,223

		15,062,248

Semiconductor Components - Integrated Circuits — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100,945	3,871,241

Telephone - Integrated — 1.9%
Verizon Communications, Inc.	78,028	4,240,822

Tobacco — 2.2%
Altria Group, Inc.	101,651	4,986,998

Transport - Rail — 1.4%
Norfolk Southern Corp.	16,018	3,125,753

46

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	5,184	$5,736,096
Alphabet, Inc., Class C†	5,414	5,975,053

		11,711,149

TOTAL INVESTMENTS
(cost $193,459,905)(1)	99.8%	227,923,989
Other assets less liabilities	0.2	485,381

NET ASSETS	100.0%	$228,409,370

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2019, the Fund had loaned securities with a total value of $969,861. This was secured by collateral of $1,035,017 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	$114,078
United States Treasury Notes/Bonds	0.13% to 8.75%	08/15/2019 to 11/15/2048	920,939

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$227,923,989	$—	$—	$227,923,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

47

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Medical — Drugs	7.5%
Diversified Banking Institutions	7.4
Oil Companies — Integrated	4.7
Telephone — Integrated	4.0
Food — Misc./Diversified	3.7
Tobacco	3.3
Retail — Apparel/Shoe	3.0
Semiconductor Equipment	2.8
Advertising Agencies	2.7
Cosmetics & Toiletries	2.6
Pipelines	2.4
Medical — HMO	2.3
Computer Services	2.2
Banks — Super Regional	2.2
Insurance Brokers	2.1
Insurance — Multi-line	2.1
Chemicals — Diversified	2.1
Beverages — Non-alcoholic	2.1
Medical Instruments	1.9
Enterprise Software/Service	1.8
Electric — Integrated	1.7
Applications Software	1.5
Pharmacy Services	1.5
Medical — Wholesale Drug Distribution	1.5
Networking Products	1.5
Commercial Services — Finance	1.4
Medical Products	1.3
Aerospace/Defense	1.3
Electronic Components — Semiconductors	1.2
Medical — Biomedical/Gene	1.1
Commercial Services	1.1
Diversified Manufacturing Operations	1.1
Apparel Manufacturers	1.1
Cable/Satellite TV	1.1
Semiconductor Components — Integrated Circuits	1.1
Insurance — Life/Health	0.9
Retail — Discount	0.9
Computers — Memory Devices	0.9
Oil Refining & Marketing	0.9
Beverages — Wine/Spirits	0.9
Insurance — Property/Casualty	0.8
Oil Companies — Exploration & Production	0.8
Retail — Regional Department Stores	0.8
Wireless Equipment	0.6
Banks — Fiduciary	0.6
Repurchase Agreements	0.5
Retail — Building Products	0.5
Building Products — Air & Heating	0.4
Auto — Cars/Light Trucks	0.4
Building Products — Cement	0.4
Oil — Field Services	0.4
Home Decoration Products	0.4
Transport — Rail	0.3
Water Treatment Systems	0.3
Medical Labs & Testing Services	0.3
Finance — Investment Banker/Broker	0.2
Telecom Services	0.2
Building Products — Wood	0.1
Paper & Related Products	0.1
Instruments — Controls	0.1
Toys	0.1

95.2%

*	Calculated as a percentage of net assets

48

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.7%
Advertising Agencies — 2.7%
Interpublic Group of Cos., Inc.	559,486	$11,872,293
Omnicom Group, Inc.	183,413	14,188,830

		26,061,123

Aerospace/Defense — 1.3%
BAE Systems PLC	847,808	4,856,500
Lockheed Martin Corp.	11,637	3,939,590
Northrop Grumman Corp.	10,746	3,258,724

		12,054,814

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.	718,485	10,669,502

Applications Software — 1.5%
Microsoft Corp.	119,391	14,766,279

Auto - Cars/Light Trucks — 0.4%
General Motors Co.	113,970	3,799,760

Banks - Fiduciary — 0.6%
State Street Corp.	100,776	5,567,874

Banks - Super Regional — 2.2%
Wells Fargo & Co.	470,261	20,865,481

Beverages - Non-alcoholic — 2.1%
Coca-Cola Co.	277,191	13,618,394
PepsiCo, Inc.	48,373	6,191,744

		19,810,138

Beverages - Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A	18,830	3,322,554
Diageo PLC	117,779	4,951,010

		8,273,564

Building Products - Air & Heating — 0.4%
Johnson Controls International PLC	106,203	4,090,939

Building Products - Cement — 0.4%
CRH PLC	114,621	3,562,174

Building Products - Wood — 0.1%
Masco Corp.	37,519	1,310,163

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	255,090	10,458,690

Chemicals - Diversified — 2.1%
Dow, Inc.	59,562	2,785,119
DuPont de Nemours, Inc.	268,908	8,207,072
LyondellBasell Industries NV, Class A	119,454	8,869,460

		19,861,651

Commercial Services — 1.1%
Nielsen Holdings PLC	480,522	10,922,265

Commercial Services - Finance — 1.4%
H&R Block, Inc.#	495,823	13,015,354

Computer Services — 2.2%
Cognizant Technology Solutions Corp., Class A	164,377	10,179,868
International Business Machines Corp.	87,656	11,131,435

		21,311,303

Computers - Memory Devices — 0.9%
Western Digital Corp.	223,793	8,329,575

Cosmetics & Toiletries — 2.6%
Procter & Gamble Co.	187,231	19,267,942
Unilever NV	100,334	6,032,080

		25,300,022

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 7.4%
Bank of America Corp.	638,932	$16,995,591
Citigroup, Inc.	310,827	19,317,898
Goldman Sachs Group, Inc.	22,395	4,086,864
JPMorgan Chase & Co.	208,214	22,062,355
Morgan Stanley	214,346	8,721,739

		71,184,447

Diversified Manufacturing Operations — 1.1%
General Electric Co.	566,382	5,346,646
Siemens AG	47,400	5,369,926

		10,716,572

Electric - Integrated — 1.7%
FirstEnergy Corp.	221,228	9,123,443
NextEra Energy, Inc.	22,469	4,453,580
Public Service Enterprise Group, Inc.	50,854	2,988,181

		16,565,204

Electronic Components - Semiconductors — 1.2%
Marvell Technology Group, Ltd.	155,870	3,475,901
Samsung Electronics Co., Ltd. GDR	9,396	8,407,265

		11,883,166

Enterprise Software/Service — 1.8%
Constellation Software, Inc.	3,713	3,215,113
Oracle Corp.	271,086	13,716,951

		16,932,064

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	53,629	2,231,503

Food - Misc./Diversified — 3.7%
Conagra Brands, Inc.	121,190	3,244,256
General Mills, Inc.	269,183	13,308,408
Kellogg Co.	55,839	2,934,898
Kraft Heinz Co.	223,051	6,167,360
Mondelez International, Inc., Class A	21,330	1,084,630
Nestle SA	87,920	8,731,990

		35,471,542

Home Decoration Products — 0.4%
Newell Brands, Inc.#	247,473	3,321,088

Instruments - Controls — 0.1%
Honeywell International, Inc.	7,204	1,183,689

Insurance Brokers — 2.1%
Arthur J. Gallagher & Co.	77,944	6,562,885
Marsh & McLennan Cos., Inc.	65,067	6,220,405
Willis Towers Watson PLC	44,310	7,776,405

		20,559,695

Insurance - Life/Health — 0.9%
AXA Equitable Holdings, Inc.	248,616	5,109,059
Prudential Financial, Inc.	42,790	3,952,940

		9,061,999

Insurance - Multi-line — 2.1%
Hartford Financial Services Group, Inc.	79,122	4,166,564
MetLife, Inc.	347,504	16,058,160

		20,224,724

Insurance - Property/Casualty — 0.8%
Travelers Cos., Inc.	50,554	7,359,146

Medical Instruments — 1.9%
Alcon, Inc. (SIX)†	71,141	4,137,369
Alcon, Inc.†#	10,711	623,166

49

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
Medtronic PLC	147,855	$13,688,416

		18,448,951

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	28,900	2,771,799

Medical Products — 1.3%
Koninklijke Philips NV	310,631	12,239,353

Medical - Biomedical/Gene — 1.1%
Gilead Sciences, Inc.	176,077	10,960,793

Medical - Drugs — 7.5%
AstraZeneca PLC	128,463	9,479,578
Bayer AG	58,698	3,462,206
Johnson & Johnson	93,049	12,203,376
Merck & Co., Inc.	183,545	14,538,600
Novartis AG ADR	28,450	2,436,458
Novo Nordisk A/S ADR	63,961	3,018,959
Pfizer, Inc.	651,439	27,047,747

		72,186,924

Medical - HMO — 2.3%
Anthem, Inc.	47,089	13,089,800
Humana, Inc.	21,761	5,328,399
UnitedHealth Group, Inc.	15,149	3,663,028

		22,081,227

Medical - Wholesale Drug Distribution — 1.5%
Cardinal Health, Inc.	241,442	10,157,465
McKesson Corp.	34,492	4,212,853

		14,370,318

Networking Products — 1.5%
Cisco Systems, Inc.	271,243	14,112,773

Oil Companies - Exploration & Production — 0.8%
Anadarko Petroleum Corp.	63,603	4,475,743
Marathon Oil Corp.	218,587	2,874,419

		7,350,162

Oil Companies - Integrated — 4.7%
BP PLC	2,187,071	14,832,938
Chevron Corp.	111,525	12,697,121
Exxon Mobil Corp.	156,253	11,058,025
Suncor Energy, Inc.	140,824	4,337,379
TOTAL SA ADR	42,940	2,211,410

		45,136,873

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	180,813	8,315,590

Oil - Field Services — 0.4%
Baker Hughes a GE Co., LLC	164,921	3,530,959

Paper & Related Products — 0.1%
International Paper Co.	31,506	1,306,554

Pharmacy Services — 1.5%
CVS Health Corp.	280,223	14,675,278

Pipelines — 2.4%
Enterprise Products Partners LP	364,129	10,155,558
ONEOK, Inc.	67,502	4,294,477
Williams Cos., Inc.	339,952	8,967,934

		23,417,969

Retail - Apparel/Shoe — 3.0%
Foot Locker, Inc.	260,082	10,234,227
Gap, Inc.	441,779	8,252,432

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Apparel/Shoe (continued)
L Brands, Inc.	460,420	$10,341,033

		28,827,692

Retail - Building Products — 0.5%
Lowe’s Cos., Inc.	52,020	4,852,426

Retail - Discount — 0.9%
Dollar General Corp.	68,925	8,772,774

Retail - Regional Department Stores — 0.8%
Macy’s, Inc.	354,848	7,299,223

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.	99,272	6,633,355
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	93,265	3,576,713

		10,210,068

Semiconductor Equipment — 2.8%
KLA-Tencor Corp.	120,801	12,450,959
Lam Research Corp.	80,065	13,980,150

		26,431,109

Telecom Services — 0.2%
BCE, Inc.	35,683	1,606,805

Telephone - Integrated — 4.0%
Verizon Communications, Inc.	707,249	38,438,983

Tobacco — 3.3%
Altria Group, Inc.	372,863	18,292,659
Imperial Brands PLC	25,080	607,728
Philip Morris International, Inc.	162,890	12,563,706

		31,464,093

Toys — 0.1%
Mattel, Inc.†#	107,169	1,055,615

Transport - Rail — 0.3%
Union Pacific Corp.	17,434	2,907,642

Water Treatment Systems — 0.3%
Pentair PLC	80,515	2,803,532

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	39,803	5,968,460

Total Long-Term Investment Securities
(cost $927,289,517)		908,269,455

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $4,951,206 collateralized by $5,050,000 of United States Treasury Notes, bearing interest at 2.00% due 10/31/2022 and having an approximate value of $5,054,247 (cost $4,951,000)	$4,951,000	4,951,000

TOTAL INVESTMENTS
(cost $932,240,517)(1)	95.2%	913,220,455
Other assets less liabilities	4.8	46,493,512

NET ASSETS	100.0%	$959,713,967

#	The security or a portion thereof is out on loan (see Note 2).

50

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

†	Non-income producing security

At May 31, 2019, the Fund had loaned securities with a total value of $12,181,194. This was secured by collateral of 12,639,321 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019 to 10/03/2019	$138,203
United States Treasury Notes/Bonds	zero coupon to 8.75%	07/31/2019 to 02/15/2049	12,501,118

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

SIX—Swiss Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$831,768,787	$76,500,668	**	$—	$908,269,455
Repurchase Agreements	—	4,951,000		—	4,951,000

Total Investments at Value	$831,768,787	$81,451,668		$—	$913,220,455

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

51

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	51.5%
Domestic Fixed Income Investment Companies	19.9
United States Treasury Notes	15.5
International Equity Investment Companies	10.0
Registered Investment Companies	1.9
International Fixed Income Investment Companies	0.4
United States Treasury Bonds	0.4
Options — Purchased	1.4

101.0%

*	Calculated as a percentage of net assets

52

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.8%(1)@
Domestic Equity Investment Companies — 51.5%
VALIC Co. I Blue Chip Growth Fund	317,207	$6,084,033
VALIC Co. I Broad Cap Value Income Fund	586,344	8,167,778
VALIC Co. I Dividend Value Fund	674,938	7,289,325
VALIC Co. I Growth & Income Fund	168,443	3,427,813
VALIC Co. I Growth Fund	469,134	7,670,335
VALIC Co. I Large Cap Core Fund	606,662	6,673,283
VALIC Co. I Large Capital Growth Fund	459,051	7,197,927
VALIC Co. I Mid Cap Index Fund	156,820	3,688,395
VALIC Co. I Stock Index Fund	645,934	25,346,443
VALIC Co. I Value Fund	472,916	8,276,033
VALIC Co. II Capital Appreciation Fund	309,071	5,795,077
VALIC Co. II Large Cap Value Fund	150,891	3,168,720
VALIC Co. II Mid Cap Growth Fund	251,106	2,566,301
VALIC Co. II Mid Cap Value Fund	119,940	2,408,393
VALIC Co. II Small Cap Growth Fund†	181,375	3,816,134
VALIC Co. II Small Cap Value Fund	268,823	3,473,197

Total Domestic Equity Investment Companies
(cost $97,490,841)		105,049,187

Domestic Fixed Income Investment Companies — 19.9%
VALIC Co. I Capital Conservation Fund	1,332,211	13,162,249
VALIC Co. I Government Securities Fund	732,921	7,746,971
VALIC Co. I Inflation Protected Fund	300,478	3,326,287
VALIC Co. II Core Bond Fund	1,017,874	11,512,151
VALIC Co. II High Yield Bond Fund	222,870	1,722,784
VALIC Co. II Strategic Bond Fund	264,865	3,006,214

Total Domestic Fixed Income Investment Companies
(cost $39,950,316)		40,476,656

International Equity Investment Companies — 10.0%
VALIC Co. I Emerging Economies Fund	267,174	2,059,912
VALIC Co. I Global Real Estate Fund	208,970	1,671,757
VALIC Co. I International Equities Index Fund	602,340	4,059,775
VALIC Co. I International Growth Fund	525,620	5,965,786
VALIC Co. I International Value Fund	579,931	5,178,784
VALIC Co. II International Opportunities Fund	69,122	1,322,307

Total International Equity Investment Companies
(cost $20,521,470)		20,258,321

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund
(cost $806,176)	69,134	817,167

Total Affiliated Registered Investment Companies
(cost $158,768,803)		166,601,331

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 15.9%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$316,000	$413,750
6.38% due 08/15/2027	278,000	367,318

		781,068

United States Treasury Notes — 15.5%
1.50% due 08/15/2026#	794,000	765,125
2.00% due 11/15/2026	2,997,600	2,986,710
2.25% due 02/15/2027	3,468,100	3,513,619
2.25% due 08/15/2027#	2,709,500	2,741,781
2.25% due 11/15/2027#	2,706,700	2,736,939
2.38% due 05/15/2027	3,436,000	3,511,699
2.38% due 05/15/2029	2,135,000	2,179,034
2.63% due 02/15/2029	2,266,300	2,361,467
2.75% due 02/15/2028	2,396,100	2,516,935
2.88% due 05/15/2028	2,390,600	2,536,744
2.88% due 08/15/2028	2,891,400	3,070,305
3.13% due 11/15/2028	2,534,100	2,747,322

		31,667,680

Total U.S. Government Treasuries
(cost $31,269,532)		32,448,748

OPTIONS PURCHASED — 1.4%
Over the Counter Purchased Put Options(2)
(cost $1,910,651)	51,000	2,883,651

Total Long-Term Investment Securities
(cost $191,948,986)		201,933,730

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
AB Government Money Market Portfolio, Class AB 2.44%(3) (cost $3,934,331)	3,934,331	3,934,331

TOTAL INVESTMENTS
(cost $195,883,317)(4)	101.0%	205,868,061
Liabilities in excess of other assets	(1.0)	(2,025,010)

NET ASSETS	100.0%	$203,843,051

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing securities
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at May 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	October 2019	$2,600	2,000	$5,504,120	$66,172	$128,451	$62,279
S&P 500 Index	Goldman Sachs International	October 2019	$2,600	12,000	33,024,720	408,240	770,706	362,466
S&P 500 Index	Citibank, N.A.	November 2019	$2,450	8,000	22,016,480	272,090	355,054	82,964
S&P 500 Index	UBS AG	November 2019	$2,450	10,000	27,520,600	401,000	443,818	42,818
S&P 500 Index	Citibank, N.A.	December 2019	$2,500	4,000	11,008,240	181,408	249,605	68,197
S&P 500 Index	UBS AG	December 2019	$2,500	15,000	41,280,900	581,741	936,017	354,276

				51,000	$140,355,060	$1,910,651	$2,883,651	$973,000

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of May 31, 2019.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
310	Long	S&P 500 E-Mini Index	June 2019	$44,186,210	$42,665,300	($1,520,910)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

53

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$166,601,331	$—	$—	$166,601,331
U.S Government Treasuries	—	32,448,748	—	32,448,748
Options Purchased	—	2,883,651	—	2,883,651
Short-Term Investment Securities	3,934,331	—	—	3,934,331

Total Investments at Value	$170,535,662	$35,332,399	$—	$205,868,061

LIABILITIES
Other Financial Instruments:†

Future Contracts	$1,520,910	$—	$—	$1,520,910

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

54

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	15.9%
Internet Application Software	5.9
Oil Companies — Integrated	5.8
Electronic Components — Semiconductors	5.3
Semiconductor Components — Integrated Circuits	5.1
E-Commerce/Products	4.6
Diversified Financial Services	3.6
Real Estate Operations & Development	2.4
Oil Refining & Marketing	2.4
Insurance — Multi-line	2.2
Finance — Mortgage Loan/Banker	2.1
Food — Retail	2.1
Oil Companies — Exploration & Production	1.9
Auto — Cars/Light Trucks	1.9
Metal — Iron	1.9
Registered Investment Companies	1.7
Building — Heavy Construction	1.5
Electronic Components — Misc.	1.4
Retail — Hypermarkets	1.4
Steel — Producers	1.3
Building Products — Cement	1.3
Applications Software	1.3
Tobacco	1.2
Chemicals — Diversified	1.1
Schools	1.1
Metal — Diversified	1.1
Cellular Telecom	0.9
Transport — Truck	0.8
Coal	0.8
Food — Misc./Diversified	0.8
Diversified Banking Institutions	0.8
Petrochemicals	0.7
Diamonds/Precious Stones	0.7
Telephone — Integrated	0.7
Gold Mining	0.7
Building & Construction — Misc.	0.7
Electric — Integrated	0.7
Banks — Special Purpose	0.7
Airlines	0.6
Insurance — Reinsurance	0.6
Metal Processors & Fabrication	0.6
Water	0.6
Circuit Boards	0.5
Building — Residential/Commercial	0.5
Paper & Related Products	0.5
Banks — Money Center	0.5
Finance — Leasing Companies	0.5
Semiconductor Equipment	0.5
Medical — Drugs	0.5
Food — Confectionery	0.5
Diversified Operations	0.4
Electric — Generation	0.4
Female Health Care Products	0.4
Retail — Apparel/Shoe	0.4
Machinery — Construction & Mining	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Airport Development/Maintenance	0.4
Telecommunication Equipment	0.3
Industrial Audio & Video Products	0.3
Appliances	0.3
Real Estate Investment Trusts	0.3
Engineering/R&D Services	0.3
Agricultural Operations	0.3
Auto/Truck Parts & Equipment — Original	0.3
Advertising Agencies	0.2
Electric — Transmission	0.2
Insurance — Property/Casualty	0.2
Vitamins & Nutrition Products	0.2
Gas — Distribution	0.2

Housewares	0.2
Chemicals — Specialty	0.2
Cosmetics & Toiletries	0.2
Public Thoroughfares	0.2
Transport — Services	0.1
Electric — Distribution	0.1
Apparel Manufacturers	0.1
Transport — Rail	0.1
Agricultural Chemicals	0.1
Retail — Regional Department Stores	0.1
Medical — Wholesale Drug Distribution	0.1
Home Furnishings	0.1

100.4%

Country Allocation*

China	18.5%
South Korea	16.6
Cayman Islands	14.5
Taiwan	10.3
Brazil	8.8
Russia	7.6
India	6.3
Mexico	3.7
Thailand	3.2
Hungary	2.0
South Africa	1.9
United States	1.7
Turkey	1.3
Poland	1.0
Indonesia	1.0
Hong Kong	0.7
Bermuda	0.4
Argentina	0.4
Netherlands	0.3
Singapore	0.2

100.4%

*	Calculated as a percentage of net assets

55

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Argentina — 0.4%
Banco Macro SA ADR#	61,340	$3,059,639

Bermuda — 0.4%
Kunlun Energy Co., Ltd.	3,746,000	3,446,025

Brazil — 8.8%
Banco do Brasil SA	672,070	8,880,549
Banco Santander Brasil SA	571,746	6,658,798
Cia Brasileira de Distribuicao (Preference Shares)	282,139	6,270,554
Cia de Saneamento Basico do Estado de Sao Paulo	414,170	4,666,333
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	328,978	1,894,750
Cia Paranaense de Energia, Class B (Preference Shares)	200,702	2,455,102
EDP - Energias do Brasil SA	597,400	3,020,532
Estacio Participacoes SA	899,339	6,749,712
IRB Brasil Resseguros S/A	197,428	5,125,948
Kroton Educacional SA	961,546	2,533,770
MRV Engenharia e Participacoes SA	994,178	4,357,818
SLC Agricola SA	451,354	2,242,996
Telefonica Brasil SA	96,100	1,047,219
Telefonica Brasil SA (Preference Shares)	279,378	3,421,071
Vale SA ADR	1,030,257	12,847,305

		72,172,457

Cayman Islands — 14.5%
Alibaba Group Holding, Ltd. ADR†	251,700	37,568,742
ANTA Sports Products, Ltd.	532,000	3,244,890
Chailease Holding Co., Ltd.	639,000	2,342,498
China Resources Cement Holdings, Ltd.	4,030,000	3,486,128
Chlitina Holding, Ltd.	177,000	1,455,817
Country Garden Holdings Co., Ltd.	6,067,000	8,173,352
Geely Automobile Holdings, Ltd.	1,719,000	2,808,453
Hengan International Group Co., Ltd.	495,500	3,629,957
Nexteer Automotive Group, Ltd.	1,111,000	1,355,510
Tencent Holdings, Ltd.	1,171,800	48,595,711
Want Want China Holdings, Ltd.	5,306,000	3,776,673
Zhen Ding Technology Holding, Ltd.	901,000	2,631,284

		119,069,015

China — 18.5%
Air China, Ltd.	5,636,000	5,196,759
Anhui Conch Cement Co., Ltd.	812,500	4,730,721
Anhui Expressway Co., Ltd., Class A	850,400	759,836
Bank of Beijing Co., Ltd., Class A	946,400	793,002
Baoshan Iron & Steel Co., Ltd., Class A	2,229,000	2,029,673
China Communications Services Corp., Ltd.	2,514,000	1,878,012
China Construction Bank Corp.	25,439,000	20,072,861
China Merchants Bank Co., Ltd.	2,656,500	12,751,789
China National Medicines Corp., Ltd., Class A	211,100	688,858
China Petroleum & Chemical Corp.	15,422,000	10,253,549
China Railway Construction Corp., Ltd.	3,255,000	3,798,953
China Railway Group, Ltd.	4,511,000	3,366,571
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	237,400	944,578
China Shenhua Energy Co., Ltd.	1,681,000	3,445,316
China State Construction Engineering Corp., Ltd., Class A	927,500	751,731
China Vanke Co., Ltd.	2,159,300	7,627,891
Chongqing Department Store Co., Ltd., Class A	168,900	712,478
Daqin Railway Co., Ltd., Class A	650,500	787,027
Dongfeng Motor Group Co., Ltd.	1,704,000	1,401,133
GD Power Development Co., Ltd., Class A	2,213,800	809,605
Grandblue Environment Co., Ltd., Class A	409,900	937,429
Great Wall Motor Co., Ltd.#	1,499,000	1,085,857
Huadian Power International Corp., Ltd.	2,046,000	848,646
Hubei Jumpcan Pharmaceutical Co., Ltd.	156,500	770,648

Security Description	Shares	Value (Note 2)

China (continued)
Industrial & Commercial Bank of China, Ltd.	23,119,000	$16,477,657
North Huajin Chemical Industries Co., Ltd., Class A†	808,200	776,377
Ping An Bank Co., Ltd., Class A	1,390,400	2,444,236
Ping An Insurance Group Co. of China, Ltd.	1,659,000	18,263,903
Postal Savings Bank of China Co., Ltd.*	6,975,000	4,168,064
Qingdao Haier Co., Ltd., Class A	1,086,857	2,500,361
Sany Heavy Industry Co., Ltd., Class A	891,012	1,554,629
SDIC Power Holdings Co., Ltd., Class A	678,500	772,397
Shanghai Tunnel Engineering Co., Ltd., Class A	770,300	713,263
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	712,800	746,699
Shenzhen Expressway Co., Ltd.	336,000	388,413
Sinopec Shanghai Petrochemical Co., Ltd., Class A	3,132,471	2,371,865
STO Express Co., Ltd., Class A	328,200	1,160,393
Weichai Power Co., Ltd.	2,023,881	3,066,660
Weifu High-Technology Group Co., Ltd., Class A	258,093	733,995
Yanzhou Coal Mining Co., Ltd.	2,614,000	2,449,750
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	443,000	2,180,089
Yihua Lifestyle Technology Co., Ltd., Class A	1,251,900	673,635
Zhejiang Juhua Co., Ltd. (SSE)	665,672	690,024
Zhejiang Juhua Co., Ltd. (SEHK)	143,370	148,615
Zhejiang Semir Garment Co., Ltd., Class A	575,700	887,743
Zijin Mining Group Co., Ltd., Class H	6,920,000	2,442,695

		152,054,386

Hong Kong — 0.7%
Beijing Enterprises Holdings, Ltd.	315,000	1,580,649
China Overseas Land & Investment, Ltd.	1,256,000	4,348,789

		5,929,438

Hungary — 2.0%
MOL Hungarian Oil & Gas PLC	453,698	5,106,679
OTP Bank PLC	265,164	11,063,846

		16,170,525

India — 6.3%
Bharat Petroleum Corp., Ltd.	917,906	5,370,526
Graphite India, Ltd.	183,182	1,096,721
HCL Technologies, Ltd.	663,653	10,378,282
HDFC Bank, Ltd. ADR	56,855	7,059,117
HEG, Ltd.	27,188	684,468
Housing Development Finance Corp., Ltd.	561,956	17,613,838
Indian Oil Corp., Ltd.	1,977,539	4,686,481
Oil & Natural Gas Corp., Ltd.	2,141,558	5,283,582

		52,173,015

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	28,186,600	8,087,004

Mexico — 3.7%
Alfa SAB de CV, Class A	1,675,761	1,534,787
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,256,704	1,842,856
Fibra Uno Administracion SA de CV	1,936,630	2,477,266
Grupo Aeroportuario del Centro Norte SAB de CV	474,756	2,870,519
Grupo Financiero Banorte SAB de CV, Class O	1,872,222	10,202,350
Wal-Mart de Mexico SAB de CV	3,953,062	11,123,739

		30,051,517

Netherlands — 0.3%
X5 Retail Group NV GDR	89,060	2,620,145

Poland — 1.0%
Grupa Lotos SA	70,550	1,616,252
Polski Koncern Naftowy Orlen SA	259,760	6,551,533

		8,167,785

56

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Russia — 7.6%
Alrosa PJSC†	4,339,161	$5,853,992
Lukoil PJSC ADR	163,831	13,062,246
Magnit PJSC	41,498	2,366,238
Magnitogorsk Iron & Steel Works PJSC†	2,359,054	1,601,949
MMC Norilsk Nickel PJSC ADR#	441,523	9,210,170
Novolipetsk Steel GDR	78,866	2,074,176
RusHydro PJSC	150,974,035	1,243,875
Sberbank of Russia PJSC ADR	1,066,148	15,352,531
Severstal PJSC GDR	161,101	2,540,563
Surgutneftegas OJSC (Preference Shares)	4,501,368	2,777,988
Tatneft PJSC ADR#	95,027	6,594,874

		62,678,602

Singapore — 0.2%
BOC Aviation, Ltd.*	195,400	1,627,410

South Africa — 1.9%
Absa Group, Ltd.	409,776	4,748,117
AngloGold Ashanti, Ltd.	241,820	3,228,808
Mondi, Ltd.	209,725	4,312,535
SPAR Group, Ltd.	265,658	3,490,499

		15,779,959

South Korea — 16.6%
Cheil Worldwide, Inc.	88,538	1,961,079
Daelim Industrial Co., Ltd.	29,419	2,552,761
Doosan Bobcat, Inc.	57,953	1,638,169
GS Engineering & Construction Corp.	76,109	2,562,246
GS Holdings Corp.	54,666	2,295,833
GS Retail Co., Ltd.	2,747	78,323
Hana Financial Group, Inc.	292,677	8,899,863
Hyosung Corp.	40,420	2,528,131
Hyundai Glovis Co., Ltd.	48,993	6,667,335
Hyundai Marine & Fire Insurance Co., Ltd.	69,275	1,785,409
Industrial Bank of Korea	468,484	5,438,455
KEPCO Plant Service & Engineering Co., Ltd.	87,040	2,304,398
Kia Motors Corp.	283,790	9,359,756
KT Corp.	51,680	1,211,179
KT&G Corp.	119,108	10,093,415
Kumho Petrochemical Co., Ltd.	21,653	1,735,160
LG Display Co., Ltd.†	211,910	3,035,285
LG Uplus Corp.	352,414	4,122,565
Lotte Chemical Corp.	16,766	3,616,925
POSCO	26,160	5,195,407
Samsung Electronics Co., Ltd.	1,119,816	39,750,600
Shinhan Financial Group Co., Ltd.#	277,654	10,364,786
SK Telecom Co., Ltd.	15,475	3,248,581
Woori Financial Group, Inc.	536,191	6,247,317

		136,692,978

Taiwan — 10.3%
AU Optronics Corp.	6,999,000	2,061,577
Catcher Technology Co., Ltd.	448,000	2,701,913
Chilisin Electronics Corp.	337,960	882,980
Chipbond Technology Corp.	934,000	1,707,097
E.Sun Financial Holding Co., Ltd.	3,567,000	3,086,915
Elite Material Co., Ltd.	832,000	2,247,467
FLEXium Interconnect, Inc.	815,072	2,020,901
Globalwafers Co., Ltd.	411,000	3,940,206
Merry Electronics Co., Ltd.	510,000	2,528,116
Novatek Microelectronics Corp.	690,000	3,628,505
Radiant Opto-Electronics Corp.	798,000	2,515,124
Sino-American Silicon Products, Inc.	1,579,000	3,920,585
Taiwan Cement Corp.	2,058,500	2,791,085

Security Description	Shares	Value (Note 2)

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	960,165	$36,822,328
TCI Co, Ltd.	103,000	1,628,309
Uni-President Enterprises Corp.	2,471,000	6,351,101
Yageo Corp.	157,981	1,296,210
Yuanta Financial Holding Co., Ltd.	8,388,000	4,701,142

		84,831,561

Thailand — 3.2%
PTT Exploration & Production PCL	1,905,800	7,497,341
PTT Global Chemical PCL	2,405,200	4,616,981
PTT PCL	7,641,500	11,167,371
Star Petroleum Refining PCL	5,185,100	1,531,896
Tisco Financial Group PCL	690,600	1,925,759

		26,739,348

Turkey — 1.3%
Ford Otomotiv Sanayi AS	150,556	1,421,951
KOC Holding AS	786,781	2,191,254
Petkim Petrokimya Holding AS†	2,600,124	2,157,632
Soda Sanayii AS	1,221,584	1,457,549
Tekfen Holding AS	534,411	2,280,683
Turkiye Sise ve Cam Fabrikalari AS	1,755,044	1,566,800

		11,075,869

Total Long-Term Investment Securities
(cost $762,675,071)		812,426,678

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2) (cost $14,134,802)	14,134,802	14,134,802

TOTAL INVESTMENTS
(cost $776,809,873)(3)	100.4%	826,561,480
Liabilities in excess of other assets	(0.4)	(3,490,737)

NET ASSETS	100.0%	$823,070,743

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $7,975,563 representing 1.0% of net assets.

(1)

At May 31, 2019, the Fund had loaned securities with a total value of $15,190,848. This was secured by collateral of $14,134,802, which was received in cash and subsequently invested in short-term investments currently valued at $14,134,802 as reported in the Portfolio of Investments. Additional collateral of $1,420,196 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019 to 09/26/2019	$3,898
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	1,416,298

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt
GDR—Global	Depositary Receipt
SSE—Shanghai	Stock Exchange
SEHK—Hong	Kong Stock Exchange

57

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Russia	$48,834,559	$13,844,043		$—	$62,678,602
Other Countries	216,093,292	533,654,784	**	—	749,748,076
Short-Term Investment Securities:
Registered Investment Companies	14,134,802	—		—	14,134,802

Total Investments at Value	$279,062,653	$547,498,827		$—	$826,561,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

58

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	71.0%
Real Estate Operations & Development	15.5
Real Estate Management/Services	9.1
Registered Investment Companies	2.0
Hotels/Motels	1.3

98.9%

Country Allocation*

United States	49.2%
Japan	12.6
United Kingdom	5.3
Germany	5.2
Hong Kong	4.4
Australia	4.0
Cayman Islands	3.3
Canada	3.2
France	2.6
Singapore	2.3
Spain	1.4
Sweden	1.2
Ireland	1.1
Switzerland	1.1
Norway	0.8
SupraNational	0.7
Bermuda	0.5

98.9%

*	Calculated as a percentage of net assets

59

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Australia — 4.0%
BGP Holdings PLC†(1)	479,213	$0
Goodman Group	393,130	3,648,171
GPT Group	1,634,691	6,521,899
Mirvac Group	1,525,593	3,198,606
Scentre Group	1,962,068	5,160,157

		18,528,833

Bermuda — 0.5%
Hongkong Land Holdings, Ltd.(OTC)	1,700	11,096
Hongkong Land Holdings, Ltd.(SGX).	358,700	2,338,794

		2,349,890

Canada — 3.2%
Allied Properties Real Estate Investment Trust	122,556	4,407,700
Canadian Apartment Properties REIT	92,772	3,361,921
Chartwell Retirement Residences	499,990	5,363,906
Summit Industrial Income REIT	155,515	1,465,863

		14,599,390

Cayman Islands — 3.3%
CK Asset Holdings, Ltd.	1,747,500	12,609,712
Wharf Real Estate Investment Co., Ltd.	361,000	2,459,560

		15,069,272

France — 2.6%
Gecina SA	41,521	5,930,173
Klepierre SA	170,514	5,797,912

		11,728,085

Germany — 5.2%
Alstria Office REIT-AG	208,776	3,260,582
Instone Real Estate Group AG†*	54,476	1,338,297
Vonovia SE	367,669	19,283,922

		23,882,801

Hong Kong — 4.4%
Link REIT	535,500	6,419,673
Sun Hung Kai Properties, Ltd.	858,004	13,562,487

		19,982,160

Ireland — 1.1%
Dalata Hotel Group PLC	191,578	1,133,830
Green REIT PLC	2,005,382	3,877,051

		5,010,881

Japan — 12.6%
Activia Properties, Inc.#	1,179	5,101,742
Daiwa House REIT Investment Corp.	2,035	4,815,924
GLP J-REIT	6,100	6,794,725
Invincible Investment Corp.	11,010	5,861,214
Japan Rental Housing Investments, Inc.	916	729,276
Mitsubishi Estate Co., Ltd.	751,700	13,787,039
Mitsui Fudosan Co., Ltd.	315,600	7,627,760
Mitsui Fudosan Logistics Park, Inc.	568	1,806,534
Sumitomo Realty & Development Co., Ltd.	309,100	11,381,813

		57,906,027

Norway — 0.8%
Entra ASA*	247,782	3,692,234

Singapore — 2.3%
Ascendas India Trust	3,933,900	3,721,048
CapitaLand, Ltd.	1,416,000	3,319,361
City Developments, Ltd.	417,500	2,498,425
Mapletree Industrial Trust	557,900	856,934

		10,395,768

Security Description	Shares	Value (Note 2)

Spain — 1.4%
Aedas Homes SAU†*	56,410	$1,404,522
Merlin Properties Socimi SA	386,045	5,132,113

		6,536,635

SupraNational — 0.7%
Unibail-Rodamco-Westfield (Euronext Paris)	5,999	907,086
Unibail-Rodamco-Westfield (Euronext Amsterdam)	14,924	2,256,654

		3,163,740

Sweden — 1.2%
Castellum AB	293,282	5,569,040

Switzerland — 1.1%
PSP Swiss Property AG	44,462	4,983,345

United Kingdom — 5.3%
Big Yellow Group PLC	408,537	5,248,379
Derwent London PLC	130,733	5,315,654
Tritax Big Box REIT PLC	2,800,696	5,241,953
Tritax EuroBox PLC*(GBP)	672,689	822,004
Tritax EuroBox PLC*(EUR)	1,331,512	1,618,915
UNITE Group PLC	508,640	6,090,182

		24,337,087

United States — 47.2%
Agree Realty Corp.	47,878	3,205,432
Alexandria Real Estate Equities, Inc.	36,329	5,318,929
American Assets Trust, Inc.	10,880	493,843
American Homes 4 Rent, Class A	92,893	2,267,518
American Tower Corp.	77,524	16,184,685
Americold Realty Trust#	53,534	1,675,614
AvalonBay Communities, Inc.	42,652	8,658,783
Boston Properties, Inc.	48,042	6,285,335
CareTrust REIT, Inc.	46,144	1,121,761
Corporate Office Properties Trust	74,846	2,083,713
Crown Castle International Corp.	104,701	13,612,177
CyrusOne, Inc.	62,560	3,693,542
Digital Realty Trust, Inc.	30,561	3,597,641
EastGroup Properties, Inc.	9,790	1,086,690
Empire State Realty Trust, Inc., Class A	78,474	1,205,361
EPR Properties	16,109	1,258,113
Equinix, Inc.	17,883	8,687,383
Equity LifeStyle Properties, Inc.	32,418	3,943,974
Equity Residential	65,644	5,026,361
Essential Properties Realty Trust, Inc.	51,497	1,094,826
Essex Property Trust, Inc.	12,714	3,709,182
Extra Space Storage, Inc.	15,841	1,697,522
Federal Realty Investment Trust	20,754	2,713,170
Four Corners Property Trust, Inc.#	30,205	868,696
HCP, Inc.	121,091	3,839,796
Healthcare Realty Trust, Inc.	143,908	4,639,594
Highwoods Properties, Inc.	27,958	1,226,238
Hilton Worldwide Holdings, Inc.	23,208	2,075,724
Hudson Pacific Properties, Inc.	145,326	4,855,342
Invitation Homes, Inc.	168,894	4,328,753
Iron Mountain, Inc.	56,932	1,744,966
Liberty Property Trust	49,204	2,335,714
Macerich Co.#	63,002	2,288,863
Mid-America Apartment Communities, Inc.	51,106	5,835,283
National Health Investors, Inc.	17,425	1,368,734
National Retail Properties, Inc.	80,943	4,332,879
Omega Healthcare Investors, Inc.	27,020	962,452
Park Hotels & Resorts, Inc.	100,186	2,767,137
Pebblebrook Hotel Trust	73,898	2,056,581

60

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
PotlatchDeltic Corp.#	14,425	$485,401
Prologis, Inc.	142,299	10,483,167
Public Storage	25,855	6,150,387
QTS Realty Trust, Inc., Class A#	48,201	2,225,440
Rayonier, Inc.	42,835	1,205,805
Realty Income Corp.	71,320	4,998,106
Regency Centers Corp.	36,292	2,393,820
Retail Opportunity Investments Corp.	192,415	3,221,027
Rexford Industrial Realty, Inc.	47,470	1,794,366
SBA Communications Corp.†	19,639	4,250,076
Simon Property Group, Inc.	41,180	6,674,866
SL Green Realty Corp.	8,322	715,692
STAG Industrial, Inc.	63,383	1,849,516
Sun Communities, Inc.	29,284	3,697,691
Sunstone Hotel Investors, Inc.	94,944	1,274,148
Terreno Realty Corp.	39,572	1,808,836
Ventas, Inc.	84,382	5,425,763
VICI Properties, Inc.	130,783	2,900,767
Vornado Realty Trust	11,086	734,226
Weingarten Realty Investors	70,631	1,991,794
Welltower, Inc.	60,079	4,879,616
Weyerhaeuser Co.	149,286	3,403,721

		216,712,538

Total Long-Term Investment Securities
(cost $411,395,649)		444,447,726

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.07%(2) (cost $9,173,285)	$9,173,285	9,173,285

TOTAL INVESTMENTS —
(cost $420,568,934)(3)	98.9%	453,621,011
Other assets less liabilities	1.1	4,999,421

NET ASSETS —	100.0%	$458,620,432

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $8,875,972 representing 1.9% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2019, the Fund had loaned securities with a total value of $8,922,182. This was secured by collateral of $9,245,049 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	$111,630
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	9,133,419

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

EUR—Euro Currency

GBP—British Pound

OTC—Over the Counter

SGX—Singapore Exchange

Euronext Paris—Euronext Stock Exchange, Paris

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$18,528,833	**	$0	$18,528,833
Other Countries	232,230,110	193,688,783	**	—	425,918,893
Short-Term Investment Securities	9,173,285	—		—	9,173,285

Total Investments at Value	$241,403,395	$212,217,616		$0	$453,621,011

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Global Social Awareness Fund@

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	4.6%
Applications Software	3.9
Finance — Credit Card	3.1
Insurance — Multi-line	2.9
Banks — Commercial	2.7
Medical — Drugs	2.6
Cosmetics & Toiletries	2.4
Medical — Biomedical/Gene	2.4
Insurance — Life/Health	2.3
Web Portals/ISP	2.3
Oil Companies — Exploration & Production	2.0
Electronic Components — Semiconductors	1.7
Insurance — Property/Casualty	1.7
Transport — Rail	1.7
Telephone — Integrated	1.6
Commercial Services — Finance	1.5
Computers	1.5
Investment Management/Advisor Services	1.5
Finance — Other Services	1.4
Electric — Integrated	1.3
Beverages — Non-alcoholic	1.3
Banks — Super Regional	1.3
Diagnostic Equipment	1.3
Medical Products	1.2
Commercial Services	1.2
Multimedia	1.2
Cable/Satellite TV	1.1
Networking Products	1.1
Chemicals — Diversified	1.1
Chemicals — Specialty	1.1
Food — Misc./Diversified	1.0
Machinery — General Industrial	1.0
Gas — Distribution	0.9
Consumer Products — Misc.	0.9
Transport — Services	0.8
Insurance — Reinsurance	0.8
Data Processing/Management	0.8
Pipelines	0.8
Real Estate Management/Services	0.8
Enterprise Software/Service	0.8
Real Estate Operations & Development	0.8
Repurchase Agreements	0.7
Investment Companies	0.7
Retail — Restaurants	0.7
E-Commerce/Services	0.7
Distribution/Wholesale	0.6
Electric Products — Misc.	0.6
Electronic Components — Misc.	0.6
Internet Content — Entertainment	0.6
Private Equity	0.6
Oil Companies — Integrated	0.5
Diversified Manufacturing Operations	0.5
Import/Export	0.5
Auto — Cars/Light Trucks	0.5
Insurance Brokers	0.5
Machinery — Farming	0.5
Industrial Automated/Robotic	0.5
Electronic Forms	0.5
Semiconductor Components — Integrated Circuits	0.5
Food — Retail	0.5
Advertising Agencies	0.5
Telecom Services	0.5
Building & Construction Products — Misc.	0.4
Semiconductor Equipment	0.4
Industrial Gases	0.4
Medical Labs & Testing Services	0.4
Finance — Investment Banker/Broker	0.4
Retail — Major Department Stores	0.4
Oil Refining & Marketing	0.4

Airport Development/Maintenance	0.4
Water	0.4
Machinery — Electrical	0.4
Electronic Measurement Instruments	0.4
Food — Dairy Products	0.4
Consulting Services	0.4
Auto/Truck Parts & Equipment-Original	0.3
Retail — Apparel/Shoe	0.3
Machinery — Pumps	0.3
Food — Catering	0.3
Machinery — Construction & Mining	0.3
Computer Aided Design	0.3
Steel — Producers	0.3
Retail — Auto Parts	0.3
Oil — Field Services	0.3
Resorts/Theme Parks	0.3
Non — Hazardous Waste Disposal	0.3
Paper & Related Products	0.3
Computer Services	0.3
Cellular Telecom	0.3
Audio/Video Products	0.3
Building Products — Air & Heating	0.3
Building — Residential/Commercial	0.3
Building Products — Cement	0.3
Hotels/Motels	0.2
Retail — Building Products	0.2
Public Thoroughfares	0.2
Entertainment Software	0.2
Soap & Cleaning Preparation	0.2
Medical — HMO	0.2
Optical Supplies	0.2
Banks — Fiduciary	0.2
Toys	0.2
E-Commerce/Products	0.2
Tools — Hand Held	0.2
Publishing — Periodicals	0.2
Medical Information Systems	0.2
Medical — Hospitals	0.2
Retail — Discount	0.2
Medical Instruments	0.2
Electric — Transmission	0.2
Dental Supplies & Equipment	0.2
Rubber — Tires	0.2
Food — Meat Products	0.2
Rental Auto/Equipment	0.2
Diversified Operations	0.2
Gold Mining	0.2
Computer Software	0.1
Office Automation & Equipment	0.1
Web Hosting/Design	0.1
Diversified Banking Institutions	0.1
Agricultural Chemicals	0.1
Electronic Security Devices	0.1
Transactional Software	0.1
Containers — Paper/Plastic	0.1
Retail — Jewelry	0.1
Apparel Manufacturers	0.1
Retail — Drug Store	0.1
Decision Support Software	0.1
Instruments — Controls	0.1
Wireless Equipment	0.1
Office Supplies & Forms	0.1
Retail — Perfume & Cosmetics	0.1
Auto — Heavy Duty Trucks	0.1
Metal — Copper	0.1
Telecommunication Equipment	0.1
Telecom Equipment — Fiber Optics	0.1
Computers — Memory Devices	0.1
Broadcast Services/Program	0.1

62

VALIC Company I Global Social Awareness Fund@

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Coatings/Paint	0.1%
Containers — Metal/Glass	0.1
Power Converter/Supply Equipment	0.1
Computers — Integrated Systems	0.1
Aerospace/Defense	0.1
Finance — Consumer Loans	0.1
U.S. Government Treasuries	0.1
Security Services	0.1
Savings & Loans/Thrifts	0.1
Television	0.1
Respiratory Products	0.1
Gas — Transportation	0.1
Transport — Truck	0.1
Retail — Automobile	0.1
Oil Field Machinery & Equipment	0.1
Electronic Connectors	0.1
Electric — Distribution	0.1
Finance — Leasing Companies	0.1
Instruments — Scientific	0.1
Retail — Convenience Store	0.1
Dialysis Centers	0.1
Retail — Consumer Electronics	0.1
Food — Confectionery	0.1
Fisheries	0.1
Photo Equipment & Supplies	0.1
Metal Processors & Fabrication	0.1
Metal — Iron	0.1
Chemicals — Plastics	0.1
Metal — Diversified	0.1
Airlines	0.1
Radio	0.1
MRI/Medical Diagnostic Imaging	0.1
Building Products — Wood	0.1
Retail — Catalog Shopping	0.1
Diagnostic Kits	0.1
Retail — Gardening Products	0.1
Water Treatment Systems	0.1

99.3%

Country Allocation*

United States	57.9%
Japan	9.0
United Kingdom	4.8
Canada	3.8
Switzerland	3.3
France	2.9
Germany	2.7
Australia	2.5
Hong Kong	1.7
Netherlands	1.5
Sweden	1.1
Spain	1.1
Ireland	0.9
Bermuda	0.8
Singapore	0.7
Denmark	0.7
Finland	0.7
Belgium	0.6
Norway	0.5
Italy	0.4
Jersey	0.3
Portugal	0.2
Austria	0.2
SupraNational	0.2
Curacao	0.2
Cayman Islands	0.2
Israel	0.1
Luxembourg	0.1
New Zealand	0.1
Papua New Guinea	0.1

99.3%

*	Calculated as a percentage of net assets
@	See Note 1

63

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Australia — 2.5%
Amcor, Ltd.	22,626	$258,390
APA Group	49,311	346,156
ASX, Ltd.	15,070	789,721
BGP Holdings PLC†(1)	60,919	0
Coles Group, Ltd.†	11,407	98,403
Computershare, Ltd.	16,388	188,629
CSL, Ltd.	7,914	1,125,659
Dexus	63,132	565,624
Fortescue Metals Group, Ltd.	41,195	228,332
Goodman Group	33,750	313,194
GPT Group	103,827	414,237
Insurance Australia Group, Ltd.	91,121	482,398
Macquarie Group, Ltd.	1,658	138,154
Origin Energy, Ltd.	22,646	112,316
QBE Insurance Group, Ltd.	23,435	189,426
Ramsay Health Care, Ltd.	6,273	303,053
Santos, Ltd.	125,876	586,671
Scentre Group	70,481	185,362
Sonic Healthcare, Ltd.	11,410	206,698
Stockland	80,658	247,021
Sydney Airport	38,727	198,921
Transurban Group	93,111	898,896
Vicinity Centres	94,165	168,227
Wesfarmers, Ltd.	11,407	292,415
Woodside Petroleum, Ltd.	15,244	373,575
Woolworths Group, Ltd.	11,583	251,579

		8,963,057

Austria — 0.2%
Erste Group Bank AG	7,963	282,244
OMV AG	6,429	301,769
voestalpine AG	5,591	145,463

		729,476

Belgium — 0.6%
Ageas	5,216	254,358
Groupe Bruxelles Lambert SA	5,139	478,285
KBC Group NV	3,665	240,724
Proximus SADP	11,201	323,915
UCB SA	8,212	627,276
Umicore SA	7,391	219,523

		2,144,081

Bermuda — 0.8%
Arch Capital Group, Ltd.†	15,420	530,911
Axalta Coating Systems, Ltd.†	5,302	124,650
Everest Re Group, Ltd.	2,318	574,076
Hongkong Land Holdings, Ltd.	29,900	194,954
IHS Markit, Ltd.†	7,676	440,526
Invesco, Ltd.	12,366	241,632
Jardine Matheson Holdings, Ltd.	4,000	256,530
Jardine Strategic Holdings, Ltd.	6,000	224,044
NWS Holdings, Ltd.	20,000	39,389
RenaissanceRe Holdings, Ltd.	1,124	196,070
Shangri-La Asia, Ltd.	70,000	89,137

		2,911,919

Canada — 3.8%
Agnico Eagle Mines, Ltd.	5,318	231,944
Alimentation Couche-Tard, Inc., Class B	4,191	257,209
AltaGas, Ltd.	7,389	106,658
ARC Resources, Ltd.	19,368	105,466
Bank of Montreal	7,598	551,580
BCE, Inc.	9,210	414,709
Brookfield Asset Management, Inc., Class A	14,200	651,376

Security Description	Shares	Value (Note 2)

Canada (continued)
Cameco Corp.	16,563	$167,150
Canadian Imperial Bank of Commerce	2,567	194,652
Canadian National Railway Co.	7,893	699,718
Canadian Tire Corp., Ltd., Class A	2,465	246,573
CGI, Inc.†	5,081	370,361
CI Financial Corp.	13,200	198,156
Encana Corp.	32,765	172,843
Fairfax Financial Holdings, Ltd.	849	389,450
First Capital Realty, Inc.	29,984	461,207
First Quantum Minerals, Ltd.	13,768	100,235
Fortis, Inc.	8,562	323,387
Franco-Nevada Corp.	2,469	190,637
Great-West Lifeco, Inc.	22,215	502,944
iA Financial Corp., Inc.	5,774	216,675
IGM Financial, Inc.	10,180	276,267
Intact Financial Corp.	8,048	691,964
Keyera Corp.	8,694	209,438
Manulife Financial Corp.	31,548	529,379
National Bank of Canada	5,260	236,264
Onex Corp.	3,661	208,809
Open Text Corp.	6,092	242,220
Pembina Pipeline Corp.	10,586	377,669
Power Corp. of Canada	15,066	317,572
Power Financial Corp.	11,025	243,405
RioCan Real Estate Investment Trust	7,948	153,362
Rogers Communications, Inc., Class B	5,695	299,624
Saputo, Inc.	6,025	200,506
Seven Generations Energy, Ltd., Class A†	3,485	18,642
Shaw Communications, Inc., Class B	29,396	597,011
Shopify, Inc., Class A†	480	132,053
Sun Life Financial, Inc.	8,746	339,461
Suncor Energy, Inc.	12,839	395,638
Thomson Reuters Corp.	13,377	850,166
Tourmaline Oil Corp.	6,974	88,749
Turquoise Hill Resources, Ltd.†	54,175	64,131
Vermilion Energy, Inc.	5,604	117,503
Waste Connections, Inc.	3,708	350,925
Wheaton Precious Metals Corp.	7,836	173,289

		13,666,977

Cayman Islands — 0.2%
CK Asset Holdings, Ltd.	30,808	222,306
Minth Group, Ltd.	10,000	28,888
WH Group, Ltd.*	232,000	207,846
Wharf Real Estate Investment Co., Ltd.	18,000	122,637

		581,677

Curacao — 0.2%
Schlumberger, Ltd.	19,117	663,169

Denmark — 0.7%
Chr. Hansen Holding A/S	2,648	275,776
Demant Holding A/S†	2,899	97,095
DSV A/S	5,415	481,582
Genmab A/S†	894	152,805
Novo Nordisk A/S, Class B	24,237	1,142,360
Novozymes A/S, Class B	7,595	356,332
Pandora A/S	1,457	53,969
Vestas Wind Systems A/S	728	59,115

		2,619,034

Finland — 0.7%
Elisa Oyj	8,794	391,912
Kone Oyj, Class B	3,953	215,252
Metso Oyj	7,856	253,554
Nokia Oyj	74,983	375,025

64

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland (continued)
Nokian Renkaat Oyj	5,042	$143,817
Nordea Bank Abp	21,352	150,586
Orion Oyj, Class B	5,436	177,636
Sampo Oyj, Class A	11,249	486,599
Stora Enso Oyj, Class R	13,189	138,982
UPM-Kymmene Oyj	10,130	253,096

		2,586,459

France — 2.9%
Accor SA	4,597	169,362
Aeroports de Paris	2,815	482,867
Air Liquide SA	4,601	572,147
Arkema SA	2,361	198,542
Atos SE	2,660	202,024
AXA SA	24,468	601,863
Bureau Veritas SA	12,706	299,005
Capgemini SE	2,743	306,090
Casino Guichard Perrachon SA	3,259	123,932
Cie de Saint-Gobain	5,254	190,548
CNP Assurances	12,364	264,894
Covivio	2,037	213,627
Danone SA	8,969	715,836
Dassault Systemes SE	2,614	387,399
EssilorLuxottica SA	7,315	839,019
Eutelsat Communications SA	9,358	164,227
Gecina SA	2,109	301,215
ICADE	2,531	214,787
Iliad SA	890	102,219
Klepierre SA	8,921	303,337
L’Oreal SA	5,556	1,491,071
Legrand SA	5,384	362,158
Orange SA	14,471	226,184
Schneider Electric SE	4,708	371,342
SCOR SE	8,324	342,008
Societe BIC SA	1,493	116,390
Sodexo SA	5,101	586,184
Veolia Environnement SA	10,211	236,888
Wendel SA	1,751	221,981
Worldline SA*†	1,064	63,944

		10,671,090

Germany — 2.7%
Allianz SE	5,828	1,294,482
Beiersdorf AG	7,692	885,490
Brenntag AG	5,411	251,424
Commerzbank AG	9,190	64,732
Continental AG	1,377	187,462
Covestro AG*	976	42,694
Deutsche Wohnen SE	5,229	246,810
Fraport AG Frankfurt Airport Services Worldwide	3,354	263,974
Fresenius SE & Co. KGaA	4,930	250,270
Fuchs Petrolub SE (Preference Shares)	5,308	206,951
Hannover Rueck SE	2,979	446,629
Henkel AG & Co. KGaA	1,677	145,243
Henkel AG & Co. KGaA (Preference Shares)	3,268	298,527
Infineon Technologies AG	13,282	239,583
LANXESS AG	4,176	209,144
Merck KGaA	5,817	561,813
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	813,197
SAP SE	14,724	1,819,486
Siemens AG	4,524	512,522
Symrise AG	4,994	468,080
Telefonica Deutschland Holding AG	42,775	119,971
TUI AG	12,628	116,748
Vonovia SE	9,834	515,785

		9,961,017

Security Description	Shares	Value (Note 2)

Hong Kong — 1.7%
AIA Group, Ltd.	135,400	$1,268,479
Bank of East Asia, Ltd.	76,000	236,330
BOC Hong Kong Holdings, Ltd.	61,000	233,689
Hang Lung Properties, Ltd.	92,000	193,220
Hang Seng Bank, Ltd.	17,700	443,105
Henderson Land Development Co., Ltd.	45,503	234,753
Hong Kong & China Gas Co., Ltd.	493,048	1,088,264
Hong Kong Exchanges & Clearing, Ltd.	12,100	383,761
Link REIT	62,500	749,262
PCCW, Ltd.	360,000	204,728
Power Assets Holdings, Ltd.	20,000	138,216
Sun Hung Kai Properties, Ltd.	15,000	237,105
Swire Pacific, Ltd., Class A	16,500	195,128
Swire Properties, Ltd.	113,600	467,275

		6,073,315

Ireland — 0.9%
Alkermes PLC†	3,693	79,547
CRH PLC	8,730	273,114
DCC PLC	4,121	347,049
Jazz Pharmaceuticals PLC†	1,834	230,259
Johnson Controls International PLC	14,883	573,293
Kerry Group PLC, Class A	6,361	734,969
Pentair PLC	4,813	167,589
Perrigo Co. PLC	2,305	96,856
Seagate Technology PLC	1,507	63,068
Willis Towers Watson PLC	3,025	530,887

		3,096,631

Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,287	252,210
NICE, Ltd.†	1,980	276,257

		528,467

Italy — 0.4%
Assicurazioni Generali SpA	34,830	611,235
Recordati SpA	8,189	338,089
Snam SpA	61,634	309,735
Terna Rete Elettrica Nazionale SpA	60,973	372,871

		1,631,930

Japan — 9.0%
Aeon Co., Ltd.	14,600	251,710
Ajinomoto Co., Inc.	11,000	186,654
Amada Holdings Co., Ltd.	8,800	89,948
Aozora Bank, Ltd.	5,200	125,846
Astellas Pharma, Inc.	32,800	438,722
Bridgestone Corp.	7,800	290,150
Canon, Inc.	17,600	495,758
Central Japan Railway Co.	1,900	395,942
Chiba Bank, Ltd.	27,000	128,400
Chubu Electric Power Co., Inc.	12,500	170,701
Chugai Pharmaceutical Co., Ltd.	5,000	333,202
Concordia Financial Group, Ltd.	45,800	174,264
Dai Nippon Printing Co., Ltd.	8,000	173,245
Dai-ichi Life Holdings, Inc.	16,600	238,714
Daiichi Sankyo Co., Ltd.	15,200	734,743
Daikin Industries, Ltd.	2,200	266,536
Daito Trust Construction Co., Ltd.	200	26,026
Daiwa House Industry Co., Ltd.	9,500	283,938
Denso Corp.	13,700	527,558
Dentsu, Inc.	3,800	123,706
East Japan Railway Co.	5,600	531,444
Eisai Co., Ltd.	3,900	228,743
FANUC Corp.	2,800	472,005

65

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
FUJIFILM Holdings Corp.	4,600	$219,492
Hankyu Hanshin Holdings, Inc.	4,800	171,916
Hisamitsu Pharmaceutical Co., Inc.	3,000	119,368
Hitachi Chemical Co., Ltd.	9,900	263,748
Hitachi Metals, Ltd.	17,700	175,052
Hitachi, Ltd.	8,800	296,500
Hoya Corp.	10,300	712,834
Idemitsu Kosan Co., Ltd.	7,100	199,323
Inpex Corp.	24,600	197,595
Isuzu Motors, Ltd.	15,000	163,729
JFE Holdings, Inc.	14,000	193,255
JTEKT Corp.	14,000	147,130
JXTG Holdings, Inc.	91,800	435,219
Kajima Corp.	500	6,850
Kao Corp.	4,600	357,658
KDDI Corp.	23,700	608,735
Keikyu Corp.	13,000	219,398
Keio Corp.	4,700	312,537
Keyence Corp.	900	504,836
Kintetsu Group Holdings Co., Ltd.	4,200	200,783
Komatsu, Ltd.	10,600	233,011
Kubota Corp.	25,000	379,585
Kyocera Corp.	5,600	341,253
Kyowa Hakko Kirin Co., Ltd.	10,000	188,377
LIXIL Group Corp.	10,600	135,420
Marubeni Corp.	51,300	321,990
Mazda Motor Corp.	15,000	145,557
MEIJI Holdings Co., Ltd.	1,700	119,095
Mitsubishi Chemical Holdings Corp.	39,800	260,245
Mitsubishi Corp.	16,100	418,379
Mitsubishi Electric Corp.	29,000	359,948
Mitsubishi Estate Co., Ltd.	10,000	183,411
Mitsui & Co., Ltd.	29,600	455,459
Mitsui Fudosan Co., Ltd.	12,000	290,029
MS&AD Insurance Group Holdings, Inc.	8,100	255,870
Murata Manufacturing Co., Ltd.	4,800	207,334
Nagoya Railroad Co., Ltd.	6,200	170,757
NGK Insulators, Ltd.	10,000	135,010
NGK Spark Plug Co., Ltd.	1,800	31,561
Nidec Corp.	3,500	433,941
Nikon Corp.	1,400	19,119
Nintendo Co., Ltd.	1,100	388,957
Nippon Steel Corp.	12,600	208,342
Nippon Telegraph & Telephone Corp.	13,700	613,073
Nitori Holdings Co., Ltd.	1,400	166,569
NSK, Ltd.	29,500	234,881
NTT DOCOMO, Inc.	24,700	566,642
Ono Pharmaceutical Co., Ltd.	5,900	103,805
Oriental Land Co., Ltd.	3,800	463,374
ORIX Corp.	19,200	270,371
Osaka Gas Co., Ltd.	9,200	163,288
Otsuka Holdings Co., Ltd.	6,100	204,726
Panasonic Corp.	27,800	220,116
Rakuten, Inc.	17,000	176,137
Resona Holdings, Inc.	74,600	314,401
Ryohin Keikaku Co., Ltd.	700	126,360
Santen Pharmaceutical Co., Ltd.	16,600	237,692
Secom Co., Ltd.	4,000	342,329
Sekisui House, Ltd.	11,400	182,316
Shimano, Inc.	900	137,825
Shin-Etsu Chemical Co., Ltd.	6,700	555,048
Shionogi & Co., Ltd.	4,000	217,837
Shiseido Co., Ltd.	1,400	100,425
Shizuoka Bank, Ltd.	18,000	141,542
SMC Corp.	700	228,424

Security Description	Shares	Value (Note 2)

Japan (continued)
SoftBank Group Corp.	12,800	$1,201,012
Sony Corp.	12,900	620,479
Sumitomo Chemical Co., Ltd.	43,000	184,724
Sumitomo Corp.	34,800	502,315
Sumitomo Dainippon Pharma Co., Ltd.	7,400	151,927
Sumitomo Mitsui Financial Group, Inc.	14,200	493,705
Sumitomo Mitsui Trust Holdings, Inc.	5,800	211,707
Suntory Beverage & Food, Ltd.	4,900	203,482
Sysmex Corp.	2,700	186,692
Takeda Pharmaceutical Co., Ltd. ADR	28,076	476,455
Terumo Corp.	10,200	288,339
Tobu Railway Co., Ltd.	8,000	232,834
Tohoku Electric Power Co., Inc.	14,100	143,426
Tokio Marine Holdings, Inc.	10,400	515,142
Tokyo Electron, Ltd.	300	40,330
Tokyo Gas Co., Ltd.	9,200	228,714
Tokyu Corp.	13,500	239,463
Toppan Printing Co., Ltd.	10,000	145,929
Toray Industries, Inc.	28,000	192,284
TOTO, Ltd.	2,900	107,891
Toyoda Gosei Co., Ltd.	4,100	71,557
Toyota Industries Corp.	7,200	368,432
Toyota Motor Corp.	18,700	1,101,546
Toyota Tsusho Corp.	8,500	243,782
Unicharm Corp.	1,000	29,836
West Japan Railway Co.	4,500	352,117
Yahoo Japan Corp.	40,100	115,255
Yakult Honsha Co., Ltd.	3,400	193,548
Yamaguchi Financial Group, Inc.	19,000	140,097
Yamazaki Baking Co., Ltd.	9,000	134,622

		32,761,386

Jersey — 0.3%
Aptiv PLC	3,496	223,884
Experian PLC	8,984	271,541
Ferguson PLC	4,000	258,368
WPP PLC	28,561	340,449

		1,094,242

Luxembourg — 0.1%
RTL Group SA	4,902	234,059
SES SA FDR	7,843	118,561
Tenaris SA	13,542	158,604

		511,224

Netherlands — 1.5%
Aegon NV	70,452	321,592
AerCap Holdings NV†	3,448	154,539
Akzo Nobel NV	3,310	278,815
ASML Holding NV	3,981	750,156
CNH Industrial NV	27,566	239,083
EXOR NV	4,981	312,181
Ferrari NV	1,458	207,623
Koninklijke DSM NV	3,564	400,534
Koninklijke KPN NV	50,803	155,322
Koninklijke Vopak NV	4,605	188,145
LyondellBasell Industries NV, Class A	6,634	492,575
NN Group NV	13,556	514,200
NXP Semiconductors NV	2,921	257,515
QIAGEN NV†	4,979	189,980
STMicroelectronics NV	5,602	85,256
Wolters Kluwer NV	11,114	775,508

		5,323,024

66

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
New Zealand — 0.1%
Auckland International Airport, Ltd.	22,556	$129,170
Fletcher Building, Ltd.	37,047	126,895
Spark New Zealand, Ltd.	95,487	237,939

		494,004

Norway — 0.5%
Equinor ASA	7,937	151,692
Gjensidige Forsikring ASA	23,102	449,517
Mowi ASA	10,328	239,477
Orkla ASA	35,200	304,671
Telenor ASA	11,202	230,176
Yara International ASA	8,507	365,030

		1,740,563

Papua New Guinea — 0.1%
Oil Search, Ltd.	36,637	178,608

Portugal — 0.2%
Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	93,029	337,850
Galp Energia SGPS SA	33,940	509,640

		847,490

Singapore — 0.7%
CapitaLand, Ltd.	80,000	187,535
City Developments, Ltd.	29,500	176,535
ComfortDelGro Corp., Ltd.	159,000	284,754
DBS Group Holdings, Ltd.	27,000	476,995
Jardine Cycle & Carriage, Ltd.	9,200	226,174
Oversea-Chinese Banking Corp., Ltd.	106,000	815,773
United Overseas Bank, Ltd.	27,000	461,595

		2,629,361

Spain — 1.1%
Aena SME SA*	1,353	248,834
Amadeus IT Group SA	6,764	515,449
Banco Bilbao Vizcaya Argentaria SA	92,461	501,673
Banco de Sabadell SA	138,750	153,640
Bankia SA	5,878	14,834
Bankinter SA	27,525	198,894
CaixaBank SA	80,880	248,437
Enagas SA	7,953	217,316
Grifols SA	10,560	270,719
Red Electrica Corp. SA	13,704	291,333
Repsol SA	49,096	790,761
Telefonica SA	60,355	483,249

		3,935,139

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	191,000	186,823
HKT Trust & HKT, Ltd.	123,000	193,779
Unibail-Rodamco-Westfield	2,019	305,292

		685,894

Sweden — 1.1%
Assa Abloy AB, Class B	30,513	593,421
Atlas Copco AB, Class A	11,320	305,029
Atlas Copco AB, Class B	7,859	190,404
Boliden AB	9,577	217,617
Boliden AB†	9,577	4,283
Epiroc AB, Class A	11,320	105,363
Epiroc AB, Class B	7,859	71,016
Essity AB, Class B	6,725	197,413
Hennes & Mauritz AB, Class B	7,515	112,463
Hexagon AB, Class B	5,022	233,142
Industrivarden AB, Class C	11,313	228,275

Security Description	Shares	Value (Note 2)

Sweden (continued)
Investor AB, Class B	16,914	$730,900
Sandvik AB	14,312	220,736
Skandinaviska Enskilda Banken AB, Class A	20,839	184,971
Svenska Handelsbanken AB, Class A	38,558	380,071
Telefonaktiebolaget LM Ericsson, Class B	32,965	318,168

		4,093,272

Switzerland — 3.3%
ABB, Ltd.	28,594	523,476
Baloise Holding AG	1,739	289,017
Chubb, Ltd.	13,729	2,005,395
Coca-Cola HBC AG	11,386	411,113
EMS-Chemie Holding AG	379	226,603
Garmin, Ltd.	4,306	329,323
Geberit AG	1,734	763,594
Givaudan SA	203	536,677
Kuehne & Nagel International AG	1,294	171,666
Pargesa Holding SA	6,739	498,342
Partners Group Holding AG	508	356,123
Schindler Holding AG	1,585	325,032
Schindler Holding AG (Participation Certificate)	1,303	273,997
SGS SA	169	426,972
Sika AG	3,120	463,117
Sonova Holding AG	3,591	798,699
Swatch Group AG	670	167,881
Swiss Life Holding AG	909	413,100
Swiss Prime Site AG	12,310	1,002,697
Swiss Re AG	4,613	436,955
Swisscom AG	1,889	904,054
Vifor Pharma AG	1,560	215,116
Zurich Insurance Group AG	1,749	566,687

		12,105,636

United Kingdom — 4.8%
3i Group PLC	53,962	715,755
Admiral Group PLC	4,576	119,428
Antofagasta PLC	29,780	295,391
Aon PLC	3,253	585,768
Ashtead Group PLC	12,566	295,033
Auto Trader Group PLC*	37,662	285,619
Aviva PLC	77,931	399,221
British Land Co. PLC	35,934	242,702
BT Group PLC	174,256	427,145
Bunzl PLC	33,711	902,255
Burberry Group PLC	11,844	254,235
Compass Group PLC	25,390	574,499
Croda International PLC	4,277	274,495
Direct Line Insurance Group PLC	85,325	341,753
Fresnillo PLC	16,790	162,572
Hammerson PLC	52,725	180,709
Hargreaves Lansdown PLC	10,788	307,973
InterContinental Hotels Group PLC	7,074	457,096
Intertek Group PLC	10,773	722,410
Investec PLC	31,544	184,229
ITV PLC	74,244	100,468
Johnson Matthey PLC	5,956	233,470
Kingfisher PLC	40,468	109,190
Land Securities Group PLC	19,687	206,329
Legal & General Group PLC	161,043	523,150
Liberty Global PLC, Class A†	6,033	148,412
Liberty Global PLC, Class C†	7,042	170,698
London Stock Exchange Group PLC	7,068	470,918
Marks & Spencer Group PLC	41,696	118,052
Melrose Industries PLC	84,584	174,857

67

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Merlin Entertainments PLC*	36,892	$176,538
Mondi PLC	10,072	209,202
National Grid PLC	70,378	706,773
Next PLC	6,024	439,303
Nielsen Holdings PLC	6,062	137,789
Pearson PLC	26,239	261,248
Persimmon PLC	2,734	67,921
RELX PLC	58,177	1,358,526
Royal Mail PLC	26,021	67,337
Sage Group PLC	25,297	239,215
Schroders PLC	9,585	354,289
Segro PLC	54,440	479,788
Smith & Nephew PLC	25,446	534,299
Smiths Group PLC	18,020	328,693
SSE PLC	33,488	457,881
St James’s Place PLC	33,593	445,250
TechnipFMC PLC	8,742	181,834
United Utilities Group PLC	43,128	435,700
Weir Group PLC	9,425	174,564
Whitbread PLC	4,680	274,162

		17,314,144

United States — 57.1%
A.O. Smith Corp.	4,170	168,885
Abbott Laboratories	11,386	866,816
AbbVie, Inc.	20,175	1,547,624
Activision Blizzard, Inc.	9,737	422,294
Acuity Brands, Inc.	725	89,661
Adobe, Inc.†	6,278	1,700,710
Advance Auto Parts, Inc.	1,590	246,450
Advanced Micro Devices, Inc.†	6,209	170,189
Affiliated Managers Group, Inc.	2,068	173,340
Aflac, Inc.	19,838	1,017,689
Agilent Technologies, Inc.	8,640	579,312
AGNC Investment Corp.	9,173	150,437
Air Products & Chemicals, Inc.	5,168	1,052,153
Akamai Technologies, Inc.†	1,244	93,748
Albemarle Corp.#	3,348	211,928
Alexion Pharmaceuticals, Inc.†	2,695	306,368
Align Technology, Inc.†	1,208	343,495
Alleghany Corp.†	398	263,993
Alliance Data Systems Corp.	920	126,500
Allstate Corp.	13,980	1,335,230
Alnylam Pharmaceuticals, Inc.†	938	63,334
Alphabet, Inc., Class A†	4,082	4,516,733
Alphabet, Inc., Class C†	3,636	4,012,799
American Express Co.	15,233	1,747,377
American Tower Corp.	10,755	2,245,321
American Water Works Co., Inc.	5,568	629,295
Ameriprise Financial, Inc.	4,466	617,335
AMETEK, Inc.	4,930	403,718
Amgen, Inc.	12,489	2,081,916
Amphenol Corp., Class A	3,249	282,663
Anadarko Petroleum Corp.	8,297	583,860
Analog Devices, Inc.	3,632	350,924
Annaly Capital Management, Inc.	16,295	143,559
Antero Resources Corp.†#	6,732	44,229
Apache Corp.	11,520	300,326
Apple, Inc.	27,842	4,874,299
Applied Materials, Inc.	11,871	459,289
Arista Networks, Inc.†	107	26,171
Assurant, Inc.	2,911	290,984
Atmos Energy Corp.	4,547	462,885
Autodesk, Inc.†	4,061	653,456
Automatic Data Processing, Inc.	9,124	1,460,935

Security Description	Shares	Value (Note 2)

United States (continued)
AvalonBay Communities, Inc.	1,148	$233,055
Avery Dennison Corp.	3,669	381,796
Baker Hughes a GE Co., LLC	4,989	106,814
Ball Corp.	6,352	389,949
Bank of New York Mellon Corp.	9,097	388,351
Baxter International, Inc.	9,257	679,834
BB&T Corp.	10,844	506,957
Best Buy Co., Inc.	3,967	248,612
Biogen, Inc.†	2,412	528,927
BioMarin Pharmaceutical, Inc.†	3,122	256,753
BlackRock, Inc.	2,225	924,621
Booking Holdings, Inc.†	616	1,020,232
Boston Properties, Inc.	1,856	242,820
Broadcom, Inc.	4,530	1,139,929
C.H. Robinson Worldwide, Inc.	4,142	329,827
Cabot Oil & Gas Corp.	10,408	260,408
Campbell Soup Co.	2,840	103,120
Capital One Financial Corp.	8,990	771,971
CarMax, Inc.†#	3,715	290,810
Caterpillar, Inc.	4,114	492,898
CBRE Group, Inc., Class A†	6,735	307,790
Celanese Corp.	5,247	498,098
Celgene Corp.†	10,195	956,189
Centene Corp.†	6,648	383,922
CenterPoint Energy, Inc.	9,924	282,239
CenturyLink, Inc.	23,530	245,889
Cerner Corp.	10,843	758,685
CF Industries Holdings, Inc.	2,753	110,781
Charles Schwab Corp.	16,947	705,165
Cheniere Energy, Inc.†	4,155	262,513
Chipotle Mexican Grill, Inc.†	435	287,087
Church & Dwight Co., Inc.	5,892	438,424
Cincinnati Financial Corp.	7,048	692,396
Cintas Corp.	2,934	650,849
Cisco Systems, Inc.	67,029	3,487,519
CIT Group, Inc.	5,817	276,540
Citizens Financial Group, Inc.	9,141	297,814
Citrix Systems, Inc.	1,735	163,298
Clorox Co.	7,198	1,071,134
CME Group, Inc.	5,673	1,089,897
CMS Energy Corp.	10,564	592,746
Colgate-Palmolive Co.	16,984	1,182,426
Comcast Corp., Class A	72,044	2,953,804
Comerica, Inc.	4,468	307,488
Concho Resources, Inc.	2,390	234,244
Continental Resources, Inc.	5,768	201,880
Cooper Cos., Inc.	1,050	312,680
Corning, Inc.	14,840	427,986
Crown Castle International Corp.	8,215	1,068,032
CSX Corp.	17,593	1,310,151
D.R. Horton, Inc.	5,759	246,255
Danaher Corp.	15,390	2,031,634
Deere & Co.	8,676	1,216,115
Dell Technologies, Inc., Class C†	1,684	100,282
DENTSPLY SIRONA, Inc.	5,808	312,877
Devon Energy Corp.	32,561	819,235
Diamondback Energy, Inc.	2,143	210,143
Digital Realty Trust, Inc.	2,876	338,563
Discover Financial Services	7,023	523,565
Discovery, Inc., Class C†	16,153	414,163
DISH Network Corp., Class A†	5,080	183,439
Dollar Tree, Inc.†	4,673	474,730
Dover Corp.	9,002	804,869
DXC Technology Co.	3,569	169,670
E*TRADE Financial Corp.	7,743	346,886

68

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Eaton Vance Corp.	4,012	$153,339
eBay, Inc.	16,919	607,900
Ecolab, Inc.	6,409	1,179,833
Edwards Lifesciences Corp.†	4,134	705,674
Electronic Arts, Inc.†	4,406	410,110
Emerson Electric Co.	22,504	1,355,641
EOG Resources, Inc.	6,297	515,598
Equinix, Inc.	1,497	727,228
Equity Residential	4,349	333,003
Estee Lauder Cos., Inc., Class A	5,535	891,301
Eversource Energy	9,632	711,227
Expedia Group, Inc.	2,598	298,770
Expeditors International of Washington, Inc.	10,857	755,539
Extra Space Storage, Inc.	3,906	418,567
Fastenal Co.	16,380	501,064
Federal Realty Investment Trust	3,058	399,772
Fidelity National Financial, Inc.	7,583	292,325
Fidelity National Information Services, Inc.	8,745	1,052,023
Fifth Third Bancorp	15,741	417,136
First Republic Bank	3,876	376,050
Fiserv, Inc.†	13,280	1,140,221
FleetCor Technologies, Inc.†	1,152	297,458
Flowserve Corp.	4,021	186,775
Ford Motor Co.	46,034	438,244
Fortive Corp.	7,695	585,974
Franklin Resources, Inc.	7,712	245,396
Gartner, Inc.†	1,580	239,054
General Mills, Inc.	20,561	1,016,536
Genuine Parts Co.	3,093	305,898
Gilead Sciences, Inc.	16,851	1,048,975
Hanesbrands, Inc.	9,177	136,278
Hasbro, Inc.	4,481	426,322
HCA Healthcare, Inc.	3,556	430,134
HCP, Inc.	7,868	249,494
HD Supply Holdings, Inc.†	3,493	144,925
Helmerich & Payne, Inc.	2,696	131,861
Hess Corp.	6,603	368,844
Hewlett Packard Enterprise Co.	19,643	269,502
HollyFrontier Corp.	3,459	131,373
Hormel Foods Corp.#	10,317	407,418
Host Hotels & Resorts, Inc.	16,843	305,027
HP, Inc.	24,752	462,367
Humana, Inc.	1,960	479,926
IAC/InterActiveCorp†	1,569	346,514
Illinois Tool Works, Inc.	2,451	342,258
Illumina, Inc.†	1,489	456,989
Incyte Corp.†	2,512	197,519
Ingredion, Inc.	1,834	139,677
Intel Corp.	57,070	2,513,363
Intercontinental Exchange, Inc.	16,675	1,370,852
International Flavors & Fragrances, Inc.#	4,707	637,422
International Paper Co.	7,172	297,423
Interpublic Group of Cos., Inc.	10,654	226,078
Intuit, Inc.	3,458	846,691
IPG Photonics Corp.†	449	56,201
IQVIA Holdings, Inc.†	2,810	381,738
Iron Mountain, Inc.	4,511	138,262
J.M. Smucker Co.	1,985	241,297
JB Hunt Transport Services, Inc.	3,516	299,352
Jones Lang LaSalle, Inc.	2,807	349,331
Juniper Networks, Inc.	7,205	177,315
Kansas City Southern	2,001	226,673
KeyCorp	16,491	263,361
Kimberly-Clark Corp.	15,783	2,018,488
Kinder Morgan, Inc.	22,465	448,177

Security Description	Shares	Value (Note 2)

United States (continued)
KLA-Tencor Corp.	417	$42,980
Kohl’s Corp.	3,164	156,048
Kraft Heinz Co.	7,293	201,651
Kroger Co.	19,449	443,632
L Brands, Inc.	4,771	107,157
Laboratory Corp. of America Holdings†	3,264	530,759
Lam Research Corp.	2,596	453,288
Lear Corp.	2,301	273,888
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,871	212,178
Lincoln National Corp.	4,705	279,712
LKQ Corp.†	10,988	281,842
Loews Corp.	5,566	285,870
Lowe’s Cos., Inc.	9,390	875,899
M&T Bank Corp.	3,811	608,236
Macerich Co.	2,125	77,201
Marathon Oil Corp.	50,149	659,459
Markel Corp.†	439	464,844
Marsh & McLennan Cos., Inc.	7,787	744,437
Martin Marietta Materials, Inc.	905	190,503
Masco Corp.	5,856	204,492
Mastercard, Inc., Class A	14,855	3,735,884
McCormick & Co., Inc.	2,150	335,486
MercadoLibre, Inc.†	575	328,049
Microchip Technology, Inc.#	1,466	117,324
Micron Technology, Inc.†	15,142	493,781
Microsoft Corp.	91,520	11,319,194
Mid-America Apartment Communities, Inc.	1,694	193,421
Monster Beverage Corp.†	6,084	376,356
Mosaic Co.	6,964	149,517
Motorola Solutions, Inc.	952	142,752
MSCI, Inc.	2,388	525,384
Nasdaq, Inc.	6,716	608,738
National Oilwell Varco, Inc.	13,658	284,769
NetApp, Inc.	3,588	212,410
Netflix, Inc.†	5,011	1,720,176
Newell Brands, Inc.	7,862	105,508
NiSource, Inc.	13,830	385,165
Noble Energy, Inc.	12,199	261,059
Norfolk Southern Corp.	4,381	854,908
Northern Trust Corp.	5,252	449,151
Nucor Corp.	9,846	472,608
NVIDIA Corp.	5,928	803,007
O’Reilly Automotive, Inc.†	1,151	427,447
Occidental Petroleum Corp.	6,941	345,454
OGE Energy Corp.	6,618	275,044
Omnicom Group, Inc.#	11,877	918,805
ONEOK, Inc.	7,889	501,898
PACCAR, Inc.	4,720	310,670
Parker-Hannifin Corp.	4,152	632,433
Parsley Energy, Inc., Class A†	2,061	36,748
Paychex, Inc.	9,280	796,131
PayPal Holdings, Inc.†	14,841	1,628,800
People’s United Financial, Inc.	22,008	338,263
PepsiCo, Inc.	28,141	3,602,048
Pioneer Natural Resources Co.	1,932	274,267
Plains GP Holdings LP, Class A	3,826	86,162
PNC Financial Services Group, Inc.	10,505	1,336,866
PPL Corp.	31,005	922,709
Principal Financial Group, Inc.	9,465	488,110
Procter & Gamble Co.	38,851	3,998,156
Progressive Corp.	10,826	858,285
Prologis, Inc.	6,021	443,567
Prudential Financial, Inc.	8,857	818,210
Public Storage	1,999	475,522
QUALCOMM, Inc.	16,331	1,091,237

69

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Quest Diagnostics, Inc.	6,487	$622,168
Qurate Retail, Inc.†	15,276	191,408
Raymond James Financial, Inc.	5,302	437,839
Red Hat, Inc.†	2,356	434,211
Regeneron Pharmaceuticals, Inc.†	1,040	313,789
Regions Financial Corp.	21,191	293,072
Republic Services, Inc.	6,786	574,028
ResMed, Inc.	2,871	327,639
Robert Half International, Inc.	478	25,649
Rockwell Automation, Inc.	4,117	612,815
Roper Technologies, Inc.	4,838	1,663,885
Ross Stores, Inc.	6,969	648,047
S&P Global, Inc.	4,248	908,562
salesforce.com, Inc.†	8,590	1,300,612
SBA Communications Corp.†	5,672	1,227,478
Sealed Air Corp.	3,953	165,631
Seattle Genetics, Inc.†#	1,644	106,975
SEI Investments Co.	4,295	215,824
ServiceNow, Inc.†	1,324	346,795
Simon Property Group, Inc.	3,310	536,518
Snap-on, Inc.	2,120	330,550
Southwest Airlines Co.	4,588	218,389
Square, Inc., Class A†	2,156	133,564
Stanley Black & Decker, Inc.	3,498	445,016
Starbucks Corp.	23,035	1,752,042
Stryker Corp.	4,534	830,810
SunTrust Banks, Inc.	10,302	618,223
SVB Financial Group†	1,283	258,396
Synchrony Financial	10,798	363,137
T. Rowe Price Group, Inc.	6,856	693,416
Take-Two Interactive Software, Inc.†	576	62,294
Tapestry, Inc.	5,861	167,390
Targa Resources Corp.	5,071	195,031
TD Ameritrade Holding Corp.	8,363	416,059
Texas Instruments, Inc.	11,801	1,230,962
Thermo Fisher Scientific, Inc.	8,190	2,186,566
Tiffany & Co.#	3,930	350,202
TJX Cos., Inc.	26,650	1,340,228
Torchmark Corp.	7,853	671,510
Total System Services, Inc.	1,713	211,607
Tractor Supply Co.	1,874	188,862
TransDigm Group, Inc.†	831	366,429
Travelers Cos., Inc.	9,938	1,446,675
TripAdvisor, Inc.†	2,793	118,060
Twitter, Inc.†	7,166	261,129
UGI Corp.	5,791	298,874
Ulta Beauty, Inc.†	1,451	483,734
United Parcel Service, Inc., Class B	13,351	1,240,575
United Rentals, Inc.†	2,725	300,023
United Therapeutics Corp.†	1,305	109,581
US Bancorp	30,198	1,515,940
Vail Resorts, Inc.	1,362	292,980
Valero Energy Corp.	4,416	310,886
Varian Medical Systems, Inc.†	3,147	397,340
Veeva Systems, Inc., Class A†	1,246	192,245
Ventas, Inc.	5,335	343,040
VeriSign, Inc.†	2,698	526,056
Verisk Analytics, Inc.	4,082	571,480
Vertex Pharmaceuticals, Inc.†	4,672	776,393
Viacom, Inc., Class B	7,902	229,395
Visa, Inc., Class A#	27,304	4,404,954
Vornado Realty Trust	3,640	241,077
Voya Financial, Inc.	7,253	369,395
Vulcan Materials Co.	2,163	270,180

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Walgreens Boots Alliance, Inc.	10,661	$526,014
Walt Disney Co.	21,553	2,845,858
Waters Corp.†	1,325	265,941
WEC Energy Group, Inc.	6,906	556,278
Welltower, Inc.	4,073	330,809
Western Digital Corp.	3,913	145,642
Western Union Co.#	11,620	225,428
WestRock Co.	4,699	153,187
Weyerhaeuser Co.	7,956	181,397
Whirlpool Corp.	1,088	124,989
Workday, Inc., Class A†	1,287	262,702
Worldpay, Inc., Class A†	3,592	436,931
WR Berkley Corp.	2,658	165,328
WW Grainger, Inc.	518	135,555
Xerox Corp.	5,582	170,865
Yum! Brands, Inc.	5,094	521,371
Zoetis, Inc.	6,582	665,111

		207,663,690

Total Common Stocks
(cost $282,098,351)		358,205,976

RIGHTS — 0.0%
Marks & Spencer Group PLC† Expires 06/12/2019 (cost $0)	8,339	4,112

Total Long-Term Investment Securities
(cost $282,098,351)		358,210,088

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
2.38% due 06/13/2019(2)	$100,000	99,937
2.42% due 06/13/2019(2)	200,000	199,874
2.42% due 07/18/2019(2)	50,000	49,857

Total Short-Term Investment Securities
(cost $349,604)		349,668

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $2,699,112 collateralized by $2,755,000 of United States Treasury Notes, bearing interest at 2.00% due 10/31/2022 and having an approximate value of $2,757,317. (cost $2,699,000)	2,699,000	2,699,000

TOTAL INVESTMENTS
(cost $285,146,955)(3)	99.3%	361,258,756
Other assets less liabilities	0.7	2,558,898

NET ASSETS	100.0%	$363,817,654

@	See Note 1
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $1,025,475 representing 0.3% of net assets.

#	The security or a portion there of is out on loan (see Note 2).

At May 31, 2019, the Fund had loaned securities with a total value of $7,715,497. This was secured by collateral of $7,967,976 received in the form of fixed income pooled

70

VALIC Company I Global Social Awareness Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$565,951
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	30,713
United States Treasury Bills	0.00%	08/08/2019 to 10/03/2019	266,817
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	7,104,495

(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
43	Long	S&P 500 E-Mini Index	June 2019	$6,063,307	$5,918,090	$(145,217)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$8,963,057	**	$0	$8,963,057
Portugal	—	847,490	**	0	847,490
Other Countries	231,263,879	117,131,550	**		348,395,429
Rights	4,112	—		—	4,112
Short-Term Investment Securities	—	349,668		—	349,668
Repurchase Agreements	—	2,699,000		—	2,699,000

Total Investments at Value	$231,267,991	$129,990,765		$0	$361,258,756

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$145,217	$—		$—	$145,217

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

71

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Sovereign	24.3%
U.S. Government Agencies	6.3
Oil Companies — Integrated	6.2
Medical — Drugs	6.1
U.S. Government Treasuries	5.5
Diversified Banking Institutions	4.0
Banks — Commercial	2.9
Telephone — Integrated	2.3
Cellular Telecom	2.0
Telecom Services	1.7
Food — Retail	1.6
Semiconductor Components — Integrated Circuits	1.5
Medical — Biomedical/Gene	1.5
Banks — Super Regional	1.4
Foreign Government Obligations	1.4
Registered Investment Companies	1.3
Water	1.3
Electronic Components — Semiconductors	1.2
Enterprise Software/Service	1.2
Cable/Satellite TV	1.1
Diversified Operations	1.1
Electric — Generation	1.1
Finance — Credit Card	1.0
Building Products — Cement	1.0
Real Estate Operations & Development	0.9
Diversified Manufacturing Operations	0.9
Transport — Services	0.9
Brewery	0.9
Energy — Alternate Sources	0.9
Aerospace/Defense	0.8
Diversified Financial Services	0.8
Agricultural Chemicals	0.8
Central Bank	0.7
Precious Metals	0.7
Retail — Drug Store	0.6
Retail — Building Products	0.6
Web Portals/ISP	0.6
Building & Construction Products — Misc.	0.6
Food — Misc./Diversified	0.6
Chemicals — Diversified	0.6
Steel Pipe & Tube	0.6
Audio/Video Products	0.5
Rubber — Tires	0.5
Medical — Generic Drugs	0.5
Apparel Manufacturers	0.5
Dialysis Centers	0.4
Telecommunication Equipment	0.4
Oil Companies — Exploration & Production	0.4
Satellite Telecom	0.3
Insurance — Multi-line	0.3
Beverages — Non-alcoholic	0.2
Aerospace/Defense — Equipment	0.2
Medical Instruments	0.1

95.8%

Country Allocation*

United States	27.3%
South Korea	7.3
United Kingdom	7.1
Mexico	6.2
France	6.1
Japan	5.3
Germany	5.0
Brazil	4.6
India	4.0
Indonesia	3.5
Ireland	2.5
Netherlands	2.2
Switzerland	1.9
Cayman Islands	1.7
Argentina	1.5
Canada	1.1
Italy	1.0
Luxembourg	0.9
China	0.9
Denmark	0.9
Singapore	0.8
Hong Kong	0.8
Norway	0.8
Ghana	0.7
Taiwan	0.6
Colombia	0.6
Israel	0.5

95.8%

*	Calculated as a percentage of net assets

72

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 56.3%
Canada — 1.1%
Husky Energy, Inc.	154,000	$1,445,886
Wheaton Precious Metals Corp.	100,300	2,218,088

		3,663,974

Cayman Islands — 1.7%
Baidu, Inc. ADR†	17,920	1,971,200
CK Hutchison Holdings, Ltd.	367,000	3,460,687

		5,431,887

China — 0.9%
China Telecom Corp., Ltd.	5,952,000	2,987,125

Denmark — 0.9%
Vestas Wind Systems A/S	33,967	2,758,177

France — 6.1%
AXA SA	38,455	945,914
BNP Paribas SA#	88,340	4,026,371
Cie de Saint-Gobain	54,289	1,968,908
Cie Generale des Etablissements Michelin SCA	14,571	1,666,643
Sanofi	42,471	3,429,922
TOTAL SA	65,788	3,403,040
Veolia Environnement SA	180,368	4,184,401

		19,625,199

Germany — 5.0%
Bayer AG	40,433	2,384,875
Deutsche Telekom AG	223,725	3,776,168
E.ON SE	330,003	3,446,622
Fresenius Medical Care AG & Co. KGaA	20,285	1,480,224
Merck KGaA	23,620	2,281,247
Siemens AG ADR	51,643	2,931,257

		16,300,393

Hong Kong — 0.8%
China Mobile, Ltd.	286,500	2,501,117

Ireland — 2.5%
Allergan PLC	26,065	3,177,584
Bank of Ireland Group PLC	334,174	1,780,642
CRH PLC	100,412	3,141,343

		8,099,569

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR†	170,770	1,477,161

Italy — 1.0%
Eni SpA	204,179	3,080,235

Japan — 5.3%
IHI Corp.	29,900	665,346
Kirin Holdings Co., Ltd.	130,800	2,837,005
Mitsui Fudosan Co., Ltd.	122,600	2,963,129
Panasonic Corp.	211,300	1,673,042
Seven & i Holdings Co., Ltd.	81,100	2,730,466
Sumitomo Mitsui Financial Group, Inc.	86,700	3,014,385
Suntory Beverage & Food, Ltd.	18,400	764,095
Takeda Pharmaceutical Co., Ltd.	74,633	2,515,945

		17,163,413

Luxembourg — 0.9%
SES SA FDR	75,308	1,138,412
Tenaris SA	162,457	1,902,704

		3,041,116

Netherlands — 2.2%
ING Groep NV	306,556	3,309,433
LyondellBasell Industries NV, Class A	11,300	839,025

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

Netherlands (continued)
NXP Semiconductors NV		32,100	$2,829,936

			6,978,394

Norway — 0.8%
Yara International ASA		57,111	2,450,598

Singapore — 0.8%
Singapore Telecommunications, Ltd.		1,145,700	2,668,444

South Korea — 2.0%
Hana Financial Group, Inc.		40,192	1,222,177
KB Financial Group, Inc. ADR		38,428	1,418,762
Samsung Electronics Co., Ltd.		112,178	3,982,032

			6,622,971

Switzerland — 1.9%
Alcon, Inc.†		4,576	266,128
Novartis AG		22,880	1,965,002
Roche Holding AG		15,408	4,043,387

			6,274,517

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.		283,914	2,102,922

United Kingdom — 7.1%
BAE Systems PLC		479,412	2,746,216
BP PLC		627,486	4,255,674
HSBC Holdings PLC		217,983	1,778,657
Kingfisher PLC		733,961	1,980,365
Royal Dutch Shell PLC, Class B		126,974	3,959,208
Standard Chartered PLC		504,036	4,384,922
Vodafone Group PLC ADR		238,647	3,868,468

			22,973,510

United States — 14.2%
Amgen, Inc.		10,590	1,765,353
Apache Corp.		50,560	1,318,099
Capital One Financial Corp.		38,320	3,290,538
Citigroup, Inc.		67,730	4,209,419
Comcast Corp., Class A		85,630	3,510,830
CommScope Holding Co., Inc.†		88,000	1,421,200
Eastman Chemical Co.		17,040	1,106,237
Exxon Mobil Corp.		56,100	3,970,197
Gilead Sciences, Inc.		44,450	2,767,013
Kellogg Co.		37,100	1,949,976
Kroger Co.		101,800	2,322,058
Oracle Corp.		76,660	3,878,996
Tapestry, Inc.		50,600	1,445,136
United Parcel Service, Inc., Class B		31,200	2,899,104
Verizon Communications, Inc.		64,800	3,521,880
Walgreens Boots Alliance, Inc.		41,700	2,057,478
Wells Fargo & Co.		104,700	4,645,539

			46,079,053

Total Common Stocks
(cost $199,781,934)			182,279,775

FOREIGN GOVERNMENT OBLIGATIONS — 25.1%
Argentina — 1.3%
Republic of Argentina Bonds 4.00% due 03/06/2020(1)	ARS	5,000	156
Republic of Argentina Notes 4.50% due 02/13/2020		439,000	378,638

73

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	$1,105,782
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	610,746
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,723,000	566,237
Republic of Argentina Bills 47.44% due 04/30/2020	ARS	530,000	12,372
Republic of Argentina Bills 47.68% due 07/31/2020	ARS	1,857,000	37,702
Republic of Argentina Bills 48.62% due 02/28/2020	ARS	133,000	2,748
Republic of Argentina Bills 49.96% due 10/31/2019	ARS	15,508,000	419,141
Republic of Argentina Bills 50.52% due 09/30/2019	ARS	28,423,900	811,715
Republic of Argentina Bills 51.89% due 04/30/2020	ARS	8,069,000	188,345
Republic of Argentina Bills 70.28% due 07/31/2020	ARS	504,000	10,233
Republic of Argentina Bills 71.04% due 07/31/2020	ARS	705,000	14,313
Republic of Argentina Bills 71.17% due 07/31/2020	ARS	252,000	5,116
Republic of Argentina FRS Bonds BADLARPP+2.00% 52.51% due 04/03/2022	ARS	2,800,000	58,790
Republic of Argentina FRS Bonds ARLLMONP+0.00% 68.48% due 06/21/2020	ARS	10,000	254

			4,222,288

Brazil — 4.6%
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	393,685
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,371,919
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	1,016,976
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,180,616
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,315,190

Security Description	Principal Amount(4)		Value (Note 2)

Brazil (continued)
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	12,430,000	$3,578,368

			14,856,754

Colombia — 0.6%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	18,230
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	711,375
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	764,518
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	101,444
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	445,840

			2,041,407

Ghana — 0.7%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	258,261
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	748,658
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	259,995
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	771,037
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	9,551
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	10,159
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	10,085
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	10,151

			2,077,897

India — 4.0%
Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,321,758
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	576,830
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,177,318
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,889,018

74

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
India (continued)
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	$2,102,760
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	894,431

			12,962,115

Indonesia — 3.5%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,726
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	20,444
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	323,320
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	85,869,000,000	6,196,229
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	170,366
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,734
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	21,288
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	986,437
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,109,606
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	549,129
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	868,726

			11,260,005

Mexico — 5.5%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,621,900	131,082
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,362,054	170,981
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,137,785
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,040,816
United Mexican States Bonds 6.50% due 06/09/2022	MXN	59,150,000	2,907,227
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	76,290,000	3,834,673

Security Description	Principal Amount(4)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	$870,220
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	8,520,000	437,465
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	382,065

			17,912,314

South Korea — 4.9%
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	2,127,000,000	1,782,400
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,008,677
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,182,562
Republic of South Korea Senior Notes 1.75% due 06/10/2020	KRW	98,000,000	82,409
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	217,182
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,630,286
Republic of South Korea Senior Notes 2.05% due 10/05/2020	KRW	400,000,000	337,679
Republic of South Korea Senior Notes 2.06% due 12/02/2019	KRW	768,000,000	646,115
Republic of South Korea Senior Notes 2.14% due 06/02/2020	KRW	191,000,000	161,174
Republic of South Korea Senior Notes 2.16% due 02/02/2020	KRW	98,000,000	82,556
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	518,906
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,236,965

			15,886,911

Total Foreign Government Obligations
(cost $91,692,224)			81,219,691

Total Long-Term Investment Securities
(cost $291,474,158)			263,499,466

SHORT-TERM INVESTMENT SECURITIES — 14.4%
Foreign Government Obligations — 1.3%
Republic of Argentina
54.04% due 06/28/2019	ARS	1,252,000	33,252
54.76% due 07/31/2019	ARS	2,662,000	62,918
55.63% due 07/31/2019	ARS	3,022,300	71,434
57.97% due 06/28/2019	ARS	1,218,680	32,366
59.03% due 06/28/2019	ARS	2,754,665	73,159
60.10% due 07/19/2019	ARS	4,029,600	93,563
61.00% due 07/19/2019	ARS	7,270,600	168,816

			535,508

75

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
Republic of South Korea
1.80% due 09/09/2019	KRW	768,000,000	$645,035
1.87% due 11/09/2019	KRW	590,000,000	495,895

			1,140,930

United Mexican States
8.16% due 04/02/2020	MXN	251,978,000	1,202,037
8.25% due 01/02/2020	MXN	7,141,800	347,431
8.28% due 01/02/2020	MXN	4,276,300	208,031
8.35% due 01/02/2020	MXN	4,276,300	208,031
8.46% due 01/02/2020	MXN	8,766,400	426,464

			2,391,994

			4,068,432

Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3)		4,185,805	4,185,805

U.S. Government Agencies — 6.3%
Federal Home Loan Bank Disc. Notes 2.28% due 06/03/2019		20,485,000	20,485,000

U.S. Government Treasuries — 5.5%
United States Treasury Bills Disc. Notes
2.31% due 09/05/2019		9,040,000	8,985,384
2.33% due 11/29/2019		9,040,000	8,937,011

			17,922,395

Total Short-Term Investment Securities
(cost $48,562,876)			46,661,632

TOTAL INVESTMENTS
(cost $340,037,034)(5)		95.8%	310,161,098
Other assets less liabilities		4.2	13,541,165

NET ASSETS		100.0%	$323,702,263

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Principal amount of security is adjusted for inflation.
(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)

At May 31, 2019, the Fund had loaned securities with a total value of $4,033,547. This was secured by collateral of $4,185,805, which was received in cash and subsequently invested in short-term investments currently valued at $4,185,805 as reported in the Portfolio of Investments. Additional collateral of $85,389 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s asset and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Notes/Bonds	0.13% to 3.75%	10/31/2019 to 11/15/2048	$85,389

(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP—Argentina Blended Policy Rate

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,819	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi - annually	$–	$(596,122)
USD	11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi - annually	–	(933,574)
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi - annually	–	(148,233)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi - annually	–	(153,146)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi - annually	–	(156,876)

						$(1,987,951)

USD—United States Dollar

LIBOR—London Interbank Offered rate

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,085,049	USD	1,245,071	06/04/2019	$32,910	$–
	EUR	117,110	USD	133,686	06/07/2019	2,824	–
	EUR	605,539	USD	689,745	06/18/2019	12,472	–
	EUR	117,036	USD	133,260	10/08/2019	1,174	–
	EUR	584,552	USD	671,884	10/16/2019	11,756	–
	EUR	2,236,820	USD	2,531,074	10/29/2019	2,542	–
	EUR	2,236,820	USD	2,529,239	10/31/2019	321	–
	EUR	1,211,078	USD	1,374,404	11/20/2019	3,074	–
	EUR	1,085,049	USD	1,229,116	12/04/2019	–	(830)
	USD	1,211,240	EUR	1,085,049	06/04/2019	922	–

						67,995	(830)

Barclays Bank PLC	EUR	94,051	USD	105,640	07/31/2019	69	–
	EUR	47,026	USD	53,957	09/30/2019	916	–
	EUR	183,000	USD	209,551	10/11/2019	2,970	–
	EUR	47,026	USD	53,172	11/29/2019	–	(113)
	JPY	40,123,600	USD	363,580	06/13/2019	–	(6,940)
	USD	365,358	JPY	40,123,600	06/13/2019	5,162	–

						9,117	(7,053)

BNP Paribas SA	EUR	118,000	USD	133,415	11/29/2019	–	(291)
	INR	26,630,700	USD	370,105	06/06/2019	–	(11,937)
	INR	7,430,000	USD	104,011	06/12/2019	–	(2,511)
	INR	26,410,300	USD	377,131	07/05/2019	–	(570)
	INR	26,630,700	USD	376,390	09/06/2019	–	(1,908)
	USD	380,983	INR	26,630,700	06/06/2019	1,059	–

						1,059	(17,217)

Citibank N.A.	EUR	1,149,526	BRL	5,260,000	10/02/2019	30,084	–
	EUR	89,576	USD	102,423	10/15/2019	1,274	–
	EUR	1,104,900	USD	1,251,078	11/04/2019	1,510	–
	EUR	1,906,904	USD	2,179,401	11/15/2019	20,999	–
	INR	38,714,000	USD	546,152	06/18/2019	–	(8,519)
	INR	50,739,000	USD	718,433	07/15/2019	–	(6,422)
	JPY	9,976,666	USD	90,244	07/16/2019	–	(2,131)
	JPY	38,770,000	USD	348,651	07/18/2019	–	(10,378)
	JPY	280,651,280	USD	2,528,310	07/31/2019	–	(73,227)
	KRW	1,049,895,196	USD	883,527	07/29/2019	152	–
	KRW	1,245,000,000	USD	1,049,084	08/21/2019	692	–
	KRW	889,209,609	USD	793,264	08/26/2019	44,346	–
	KRW	1,049,895,195	USD	884,331	08/28/2019	16	–
	KRW	524,000,000	USD	465,583	09/20/2019	23,824	–
	KRW	538,612,000	USD	474,130	10/17/2019	19,547	–
	KRW	1,051,000,000	USD	899,521	11/15/2019	11,424	–
	USD	91,510	JPY	9,976,666	07/16/2019	865	–
	USD	352,660	JPY	38,770,000	07/18/2019	6,370	–
	USD	2,555,408	JPY	280,651,280	07/31/2019	46,129	–

						207,232	(100,677)

Deutsche Bank AG	EUR	595,000	USD	678,104	06/07/2019	13,236	–
	EUR	3,247,000	USD	3,697,888	06/18/2019	66,240	–
	EUR	68,878	USD	78,453	07/23/2019	1,189	–
	EUR	595,000	USD	677,556	10/08/2019	6,041	–
	EUR	540,927	USD	618,361	10/15/2019	7,545	–
	EUR	133,000	USD	151,833	10/24/2019	1,545	–
	EUR	68,877	USD	78,407	10/25/2019	571	–
	EUR	2,905,954	USD	3,289,540	10/30/2019	4,359	–
	EUR	2,907,096	USD	3,287,271	11/29/2019	–	(6,773)
	JPY	265,895,000	USD	2,390,282	07/17/2019	–	(71,853)
	JPY	21,605,000	USD	194,659	07/31/2019	–	(5,612)
	KRW	920,000,000	USD	827,636	06/10/2019	54,955	–
	KRW	920,000,000	USD	777,355	08/16/2019	2,776	–
	KRW	2,075,000,000	USD	1,755,499	11/29/2019	1,105	–
	USD	2,439,632	JPY	265,895,000	07/17/2019	22,503	–
	USD	198,220	JPY	21,605,000	07/31/2019	2,050	–

						184,115	(84,238)

Goldman Sachs International	EUR	161,487	USD	186,222	09/23/2019	4,177	–
	EUR	161,526	USD	185,327	10/23/2019	2,820	–
	EUR	79,216	USD	89,641	10/29/2019	94	–
	EUR	484,500	USD	549,593	11/20/2019	983	–
	EUR	161,487	USD	183,150	11/21/2019	281	–

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	236,784	USD	267,868	11/29/2019	$–	$(433)
	JPY	15,149,654	USD	136,177	07/17/2019	–	(4,106)
	USD	138,981	JPY	15,149,654	07/17/2019	1,302	–

						9,657	(4,539)

HSBC Bank PLC	EUR	517,579	USD	592,623	10/11/2019	8,350	–
	EUR	235,000	USD	268,015	11/14/2019	2,042	–
	INR	22,443,000	USD	311,557	06/06/2019	–	(10,409)
	INR	47,930,704	USD	668,606	06/11/2019	–	(18,634)
	INR	24,050,542	USD	339,242	06/14/2019	–	(5,489)
	INR	47,978,000	USD	678,374	06/17/2019	–	(9,101)
	INR	22,542,000	USD	323,415	07/05/2019	1,035	–
	INR	76,106,862	USD	1,080,050	07/11/2019	–	(7,676)
	INR	62,448,000	USD	868,277	07/22/2019	–	(23,184)
	INR	22,443,000	USD	318,137	09/06/2019	–	(672)
	INR	47,930,704	USD	677,993	09/11/2019	–	(2,517)
	JPY	55,600,000	USD	500,001	07/18/2019	–	(14,883)
	KRW	780,129,587	USD	689,428	07/19/2019	33,273	–
	KRW	250,870,413	USD	225,056	07/24/2019	14,014	–
	KRW	3,737,958,907	USD	3,258,048	07/30/2019	112,840	–
	KRW	3,173,000,000	USD	2,839,882	08/19/2019	168,144	–
	KRW	1,485,000,000	USD	1,315,964	09/20/2019	64,033	–
	KRW	323,600,000	USD	287,389	10/17/2019	14,274	–
	USD	322,087	INR	22,443,000	06/06/2019	–	(121)
	USD	686,293	INR	47,930,704	06/11/2019	947	–
	USD	505,950	JPY	55,600,000	07/18/2019	8,934	–

						427,886	(92,686)

JPMorgan Chase Bank N.A	AUD	2,220,750	USD	1,588,813	07/15/2019	46,376	–
	AUD	1,019,000	USD	731,326	10/11/2019	21,839	–
	AUD	2,220,750	USD	1,591,756	10/15/2019	45,383	–
	AUD	2,964,500	USD	2,140,562	10/23/2019	75,872	–
	AUD	1,740,000	USD	1,225,047	10/29/2019	13,001	–
	AUD	1,019,000	USD	714,090	11/13/2019	4,004	–
	AUD	2,403,500	USD	1,683,772	11/15/2019	8,818	–
	AUD	2,964,500	USD	2,058,875	11/22/2019	–	(7,400)
	EUR	2,120,000	USD	2,431,167	06/05/2019	62,616	–
	EUR	84,559	USD	95,788	08/13/2019	771	–
	EUR	1,928,163	USD	2,168,326	08/21/2019	301	–
	EUR	145,167	USD	164,832	09/25/2019	1,160	–
	EUR	197,305	USD	225,975	10/11/2019	3,246	–
	EUR	74,000	USD	84,934	10/23/2019	1,321	–
	EUR	686,000	USD	776,058	10/29/2019	594	–
	EUR	126,839	USD	144,037	11/08/2019	547	–
	EUR	243,819	USD	276,863	11/20/2019	781	–
	EUR	1,928,163	USD	2,184,397	11/21/2019	928	–
	INR	96,228,200	USD	1,338,846	06/06/2019	–	(41,636)
	INR	33,945,000	USD	481,934	06/19/2019	–	(4,358)
	INR	29,163,000	USD	418,498	06/20/2019	757	–
	INR	33,944,000	USD	478,691	07/22/2019	–	(5,868)
	INR	33,830,000	USD	474,884	08/20/2019	–	(6,554)
	INR	96,228,200	USD	1,362,803	09/03/2019	–	(4,585)
	JPY	116,200,000	USD	1,053,543	06/04/2019	–	(18,759)
	JPY	155,250,000	USD	1,398,888	06/10/2019	–	(34,417)
	JPY	116,480,000	USD	1,056,147	06/13/2019	–	(19,484)
	JPY	27,300,000	USD	246,331	06/18/2019	–	(5,875)
	JPY	56,320,000	USD	509,674	07/16/2019	–	(11,799)
	JPY	152,440,000	USD	1,371,014	07/18/2019	–	(40,658)
	JPY	268,161,720	USD	2,411,888	07/19/2019	–	(71,613)
	JPY	112,000,000	USD	1,008,028	07/25/2019	–	(29,699)
	USD	1,043,962	JPY	116,200,000	06/04/2019	28,340	–
	USD	1,378,865	INR	96,228,200	06/06/2019	1,617	–
	USD	1,412,747	JPY	155,250,000	06/10/2019	20,559	–
	USD	1,060,189	JPY	116,480,000	06/13/2019	15,442	–
	USD	249,856	JPY	27,300,000	06/18/2019	2,350	–
	USD	516,820	JPY	56,320,000	07/16/2019	4,653	–
	USD	1,385,597	JPY	152,440,000	07/18/2019	26,074	–
	USD	2,437,631	JPY	268,161,720	07/19/2019	45,870	–
	USD	1,018,563	JPY	112,000,000	07/25/2019	19,164	–

						452,384	(302,705)

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	EUR	138,000	USD	156,081	11/29/2019	$–	$(288)

Standard Chartered Bank	EUR	3,642,368	USD	4,183,405	06/05/2019	114,001	–
	EUR	1,019,570	USD	1,164,482	09/30/2019	14,501	–
	EUR	1,210,000	USD	1,389,794	10/17/2019	23,250	–
	EUR	999,742	USD	1,131,309	10/29/2019	1,187	–
	INR	55,008,000	USD	765,063	06/03/2019	–	(24,247)
	INR	114,436,600	USD	1,593,863	06/06/2019	–	(47,835)
	INR	45,804,000	USD	642,444	08/28/2019	–	(8,840)
	INR	55,008,000	USD	779,056	09/03/2019	–	(2,599)
	INR	114,436,600	USD	1,620,112	09/06/2019	–	(5,496)
	JPY	116,210,000	USD	1,057,829	06/03/2019	–	(14,565)
	USD	788,493	INR	55,008,000	06/03/2019	817	–
	USD	1,057,252	JPY	116,210,000	06/03/2019	15,142	–
	USD	1,639,728	INR	114,436,600	06/06/2019	1,970	–

						170,868	(103,582)

UBS AG	EUR	176,932	USD	202,977	06/05/2019	5,302	–
	EUR	226,932	USD	258,477	10/09/2019	2,342	–
	EUR	1,679,100	USD	1,928,917	10/23/2019	31,713	–
	EUR	1,733,621	USD	1,964,782	11/21/2019	1,614	–

						40,971	–

Net Unrealized Appreciation (Depreciation)						$1,571,284	$(713,815)

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$68,522,548	$113,757,227	**	$—	$182,279,775
Foreign Government Obligations	—	81,219,691		—	81,219,691
Short-Term Investment Securities:
Registered Investment Companies	4,185,805	—		—	4,185,805
Other Short-Term Investments	—	42,475,827		—	42,475,827

Total Investments at Value	$72,708,353	$237,452,745		$—	$310,161,098

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$1,571,284		$—	$1,571,284

LIABILITIES:
Other Financial Instruments:†

Centrally Cleared Interest Rate Swap Contracts	$—	$1,987,951		$—	$1,987,951
Forward Foreign Currency Contracts	—	713,815		—	713,815

Total Other Financial Instruments	$—	$2,701,766		$—	$2,701,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

79

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

U.S. Government Agencies	69.5%
U.S. Government Treasuries	32.1
Repurchase Agreements	0.1

101.7%

Credit Quality†#

P-1	101.7%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues

Weighted Average days to Maturity — 35.9 days

80

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 101.6%
U.S. Government Agencies — 69.5%
Federal Farm Credit Bank FRS 2.63% (1 ML+0.18%) due 10/11/2019	$2,690,000	$2,692,050
Federal Home Loan Bank
2.33% due 06/07/2019	1,000,000	999,617
2.36% due 06/28/2019	10,000,000	9,982,600
2.38% due 06/19/2019	8,000,000	7,990,640
2.38% due 08/16/2019	10,000,000	9,950,706
2.39% due 06/11/2019	5,000,000	4,996,736
2.39% due 08/23/2019	10,000,000	9,946,050
2.39% due 08/28/2019	28,549,000	28,385,351
2.39% due 08/30/2019	10,500,000	10,438,444
2.40% due 06/26/2019	7,000,000	6,988,503
2.43% due 07/05/2019	13,000,000	12,970,632
2.43% due 07/12/2019	8,000,000	7,978,270
2.44% due 06/03/2019	8,000,000	7,998,931
2.44% due 06/10/2019	8,000,000	7,995,200
2.44% due 07/11/2019	5,000,000	4,986,722
2.45% due 06/14/2019	8,000,000	7,993,052
2.45% due 07/01/2019	6,500,000	6,486,973
2.47% due 06/05/2019	24,000,000	23,993,655
Federal Home Loan Bank FRS
2.38% (1 ML-0.09%) due 06/06/2019	20,000,000	20,000,129
2.39% (1 ML - 0.06%) due 01/14/2020	7,000,000	6,999,027
2.41% (SOFR + 0.01%) due 11/13/2019	6,000,000	5,999,972
Federal Home Loan Mtg. Corp. FRS
2.41% (SOFR + 0.01%) due 07/09/2019	10,000,000	10,000,000
2.41% (SOFR + 0.01%) due 09/05/2019	7,000,000	7,000,000
2.41% (SOFR + 0.01%) due 02/21/2020	6,500,000	6,500,000
2.41% (SOFR + 0.02%) due 06/05/2020	8,000,000	8,000,000
2.43% (SOFR + 0.03%) due 10/01/2019	7,000,000	7,000,000
Federal National Mtg. Assoc. 2.31% due 06/03/2019	30,300,000	30,296,170

Total U.S. Government Agencies
(amortized cost $274,569,430)		274,569,430

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 32.1%
United States Treasury Bills
2.38% due 06/11/2019	$13,000,000	$12,991,438
2.38% due 06/13/2019	8,600,000	8,593,192
2.39% due 06/04/2019	35,400,000	35,392,996
2.39% due 07/02/2019	13,000,000	12,973,398
2.43% due 06/20/2019	2,800,000	2,796,440
United States Treasury Notes
1.00% due 08/31/2019	6,900,000	6,875,129
1.00% due 11/30/2019	4,200,000	4,170,502
1.25% due 06/30/2019	8,000,000	7,992,561
1.25% due 08/31/2019	6,000,000	5,981,639
1.25% due 10/31/2019	10,000,000	9,952,043
1.38% due 09/30/2019	10,000,000	9,965,591
1.63% due 08/31/2019	9,500,000	9,480,276

Total U.S. Government Treasuries
(amortized cost $127,165,205)		127,165,205

Total Short-Term Investment Securities — 101.6%
(amortized cost $401,734,635)		401,734,635

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $255,011 collateralized by $255,000 of United States Treasury Notes, bearing interest at 2.75% due 09/15/2021 and having an approximate value of $260,543 (cost $255,000)	255,000	255,000

TOTAL INVESTMENTS —
(amortized cost $401,989,635)(1)	101.7%	401,989,635
Liabilities in excess of other assets	(1.7)	(6,806,212)

NET ASSETS	100.0%	$395,183,423

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML—1 Month USD LIBOR

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$401,734,635	$—	$401,734,635
Repurchase Agreements	—	255,000	—	255,000

Total Investments at Value	$—	$401,989,635	$—	$401,989,635

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

81

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	34.1%
United States Treasury Notes	20.1
Federal Home Loan Mtg. Corp.	14.3
United States Treasury Bonds	8.3
Diversified Financial Services	5.8
Government National Mtg. Assoc.	4.6
Repurchase Agreements	4.3
Sovereign	1.7
Resolution Funding Corp	1.4
Diversified Banking Institutions	1.0
Federal Farm Credit Bank	0.7
Airlines	0.7
Telephone — Integrated	0.5
Pipelines	0.4
Pharmacy Services	0.3
Retail — Drug Store	0.2
Medical Instruments	0.2
Real Estate Investment Trusts	0.2
Electric — Integrated	0.1
Building Products — Air & Heating	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Insurance — Property/Casualty	0.1
Medical — Generic Drugs	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

99.7%

*	Calculated as a percentage of net assets

Credit Quality Allocation†#

Aaa	92.3%
Aa	0.7
A	1.7
Baa	1.6
Ba	0.1
Not Rated@	3.6

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

82

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.8%
Diversified Financial Services — 5.8%
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$339,298	$338,130
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,185,520
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.65% due 08/15/2045(1)(2)(3)	785,346	33,442
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	78,999	79,379
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	418,257
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,136,269
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	446,955	446,209
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,039	299,096
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	693,893	694,437
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,020,974
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	559,408	557,620
UBS Commercial Mortgage Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,601,861
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	221,709
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	318,939

Total Asset Backed Securities
(cost $8,257,895)		8,351,842

U.S. CORPORATE BONDS & NOTES — 3.8%
Airlines — 0.7%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	670,940	663,191
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	309,302	310,641

		973,832

Diversified Banking Institutions — 0.6%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	404,338
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	169,267

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.50% due 04/21/2021	$319,000	$318,209

		891,814

Electric - Integrated — 0.1%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	227,535

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	107,969

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	152,801

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	128,610

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	255,206

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	148,060

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	119,062

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	453,166

Pipelines — 0.4%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021#	190,000	193,550
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	130,347
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	136,854
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	170,643

		631,394

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	230,512

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	332,904

83

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.5%
AT&T, Inc Senior Notes 3.60% due 07/15/2025	$500,000	$511,905
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	177,963

		689,868

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	89,889
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,687

		111,576

Total U.S. Corporate Bonds & Notes
(cost $5,401,537)		5,454,309

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Building Products - Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	203,519

Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	214,326
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	365,683

		580,009

Medical - Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	126,757

Total Foreign Corporate Bonds & Notes
(cost $909,798)		910,285

U.S. GOVERNMENT AGENCIES — 55.1%
Federal Farm Credit Bank — 0.7%
3.35% due 10/21/2025	1,000,000	1,069,933

Federal Home Loan Mtg. Corp. — 14.3%
3.50% due 06/01/2033	1,265,187	1,309,655
4.50% due 09/01/2019	1,486	1,513
4.50% due 09/01/2039	410,680	439,157
4.50% due 11/01/2039	223,377	238,953
4.50% due 02/01/2040	307,762	329,259
4.50% due 04/01/2040	28,436	30,427
4.50% due 06/01/2040	65,291	69,097
4.50% due 08/01/2040	340,504	364,301
4.50% due 03/01/2041	1,207,452	1,291,213
4.50% due 04/01/2041	142,700	152,678
4.50% due 06/01/2041	269,293	287,869
5.00% due 10/01/2034	22,021	23,245
5.50% due 12/01/2036	17,346	18,988
6.00% due 11/01/2033	55,027	61,770
6.50% due 02/01/2032	22,031	24,931
8.00% due 02/01/2030	618	619
8.00% due 08/01/2030	167	198
8.00% due 06/01/2031	1,367	1,537

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. FRS 4.69% (12 ML+1.82%) due 12/01/2035	$8,506	$8,910
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	889,862	900,474
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	600,518
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	443,260
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,045,785
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE 2.00% due 01/15/2033(4)	1,111,119	1,100,450
Series 4186, Class JE 2.00% due 03/15/2033(4)	312,887	313,646
Series 4594, Class GN 2.50% due 02/15/2045(4)	758,028	756,241
Series 3981, Class PA 3.00% due 04/15/2031(4)	225,413	224,144
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,768,396
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	3,469,258	302,593
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,012,989
Series 4365, Class HZ 3.00% due 01/15/2040(4)	809,081	811,819
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,353,213	1,379,717
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,040,502
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,063,866
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	498,380
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,591,216
Series 3786, Class PB 4.50% due 07/15/2040(4)	941,961	971,379
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.06% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	453,579	82,416

		20,562,111

Federal National Mtg. Assoc. — 34.1%
2.63% due 12/01/2026	1,939,471	1,966,642
2.81% due 04/01/2025	800,000	820,983
2.94% due 01/01/2026	1,586,627	1,637,817
3.00% due 03/01/2043	957,430	966,049
3.12% due 07/01/2029	3,500,000	3,634,782
3.30% due 02/01/2030	2,987,909	3,144,668
3.64% due 07/01/2028	1,500,000	1,604,290
3.69% due 05/01/2030	1,506,719	1,621,429
4.00% due 09/01/2040	100,643	104,718
4.00% due 10/01/2040	77,491	80,631
4.00% due 12/01/2040	129,400	134,660
4.00% due 01/01/2041	278,495	289,816

84

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 02/01/2041	$937,234	$972,464
4.00% due 03/01/2041	1,549,629	1,612,448
4.00% due 06/01/2042	864,427	899,195
4.00% due 03/01/2043	2,342,081	2,444,216
5.00% due 12/01/2036	11,730	12,373
5.50% due 12/01/2033	17,018	18,333
5.50% due 10/01/2034	7,549	8,067
6.50% due 07/01/2032	4,826	5,536
7.00% due 09/01/2031	13,705	14,801
Federal National Mtg. Assoc. FRS 4.28% (6 ML+1.50%) due 01/01/2036	8,859	9,154
4.43% (12 ML+1.32%) due 02/01/2035	1,318	1,360
4.70% (1 Yr USTYCR+2.20%) due 11/01/2034	14,689	15,563
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,126,589	1,138,102
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	178,444	33,191
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	220,725	202,774
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	820,892	806,337
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	246,338	246,456
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,432,930	1,421,758
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,853,785	1,857,868
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	623,553	625,956
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	2,245,253	2,277,451
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	2,947,491
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	756,718	770,358
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	530,962	543,961
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	536,220	547,991
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	1,983,219
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	960,397	976,951
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	848,652
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,427,947
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,092,604
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	133,196	133,589
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,036,164
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	283,281
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	60,925	68,057

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	$515,000	$521,775
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,266,958
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,311,213
Series 2018-M4, Class A2 3.04% due 03/25/2028(1)(3)	1,400,000	1,440,015

		48,830,114

Government National Mtg. Assoc. — 4.6%
3.50% due 09/15/2048	891,188	920,584
3.50% due 10/15/2048	1,049,564	1,083,573
3.50% due 02/15/2049	1,013,556	1,046,422
4.50% due 03/15/2038	17,985	19,075
4.50% due 03/15/2039	5,266	5,621
4.50% due 05/15/2039	148,453	158,538
4.50% due 06/15/2039	127,060	135,678
4.50% due 07/15/2039	261,505	278,774
4.50% due 09/15/2039	3,415	3,648
4.50% due 12/15/2039	63,732	66,860
4.50% due 04/15/2040	99,549	106,142
4.50% due 06/15/2040	257,550	275,038
4.50% due 08/15/2040	46,274	49,343
5.00% due 09/15/2035	1,426	1,544
5.00% due 02/15/2036	58,640	63,492
5.00% due 05/15/2036	6,038	6,302
6.00% due 01/15/2032	8,497	9,392
7.50% due 02/15/2029	3,929	3,999
7.50% due 07/15/2030	121	123
7.50% due 01/15/2031	4,714	5,212
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	481,645
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	271,401	290,143
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	905,456	959,718
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	487,894	533,485
Series 2009-91, Class PR 5.00% due 09/20/2038(4)	83,897	84,144

		6,588,495

Resolution Funding Corp — 1.4%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,953,661

Total U.S. Government Agencies
(cost $78,056,109)		79,004,314

U.S. GOVERNMENT TREASURIES — 28.4%
United States Treasury Bonds — 8.3%
zero coupon due 08/15/2024	2,040,000	1,838,134
2.88% due 08/15/2045#	1,000,000	1,058,125
3.13% due 02/15/2043	1,000,000	1,103,516
3.75% due 08/15/2041	4,000,000	4,857,656
3.75% due 11/15/2043	1,000,000	1,218,594
3.88% due 08/15/2040	1,500,000	1,852,090

		11,928,115

United States Treasury Notes — 20.1%
1.75% due 05/15/2023	8,000,000	7,946,563
2.00% due 02/15/2022	3,000,000	3,007,148
2.50% due 08/15/2023	3,000,000	3,068,555
2.63% due 08/15/2020	6,750,000	6,788,496

85

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.75% due 02/15/2024	$2,500,000	$2,590,625
2.88% due 08/15/2028	5,000,000	5,309,375

		28,710,762

Total U.S. Government Treasuries
(cost $38,548,676)		40,638,877

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,391,572)	2,641,000	2,370,625

Total Long-Term Investment Securities
(cost $133,565,587)		136,730,252

REPURCHASE AGREEMENTS — 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $6,216,259 collateralized by $6,345000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2022 and having an approximate value of $6,403,165 (cost $6,216,000)	6,216,000	6,216,000

TOTAL INVESTMENTS
(cost $139,781,587)(7)	99.7%	142,946,252
Other assets less liabilities	0.3	425,726

NET ASSETS	100.0%	$143,371,978

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $4,547,551 representing 3.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2019, the Fund had loaned securities with a total value of $1,382,512. This was secured by collateral of $1,399,885 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	01/25/2023 to 04/15/2051	$373,031
Federal National Mtg. Assoc.	1.00% to 28.16%	12/25/2024 to 05/25/2059	514,314
Government National Mtg. Assoc.	1.50% to 24.90%	10/20/2032 to 03/16/2061	187,389
United States Treasury Notes/Bonds	0.63% to 8.13%	08/15/2019 to 02/15/2047	325,151

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2019.
(6)	Principal Only
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$8,351,842	$—	$8,351,842
U.S. Corporate Bonds & Notes	—	5,454,309	—	5,454,309
Foreign Corporate Bonds & Notes	—	910,285	—	910,285
U.S. Government Agencies	—	79,004,314	—	79,004,314
U.S. Government Treasuries	—	40,638,877	—	40,638,877
Foreign Government Obligations	—	2,370,625	—	2,370,625
Repurchase Agreements	—	6,216,000	—	6,216,000

Total Investments at Value	$—	$142,946,252	$—	$142,946,252

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

86

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Applications Software	7.6%
Finance — Credit Card	7.3
E-Commerce/Products	6.5
Web Portals/ISP	6.4
Computers	5.9
Internet Content — Entertainment	5.3
Medical — Biomedical/Gene	3.9
Commercial Services — Finance	2.8
Medical — HMO	2.7
Aerospace/Defense	2.6
Multimedia	2.2
Retail — Restaurants	2.1
Medical — Drugs	2.0
Medical Instruments	1.9
Retail — Discount	1.8
Retail — Major Department Stores	1.7
Athletic Footwear	1.6
Cosmetics & Toiletries	1.5
Electronic Components — Semiconductors	1.5
Medical Products	1.4
Real Estate Investment Trusts	1.3
Semiconductor Equipment	1.3
Oil Companies — Exploration & Production	1.2
Registered Investment Companies	1.1
Engines — Internal Combustion	1.1
Semiconductor Components — Integrated Circuits	1.0
Apparel Manufacturers	1.0
Transport — Rail	0.9
Food — Misc./Diversified	0.9
Beverages — Wine/Spirits	0.8
Chemicals — Diversified	0.8
Entertainment Software	0.8
Cruise Lines	0.7
Retail — Apparel/Shoe	0.7
Machinery — General Industrial	0.7
Commercial Services	0.7
Enterprise Software/Service	0.6
Industrial Automated/Robotic	0.6
Diversified Banking Institutions	0.6
Finance — Investment Banker/Broker	0.5
E-Services/Consulting	0.5
Banks — Commercial	0.5
Computer Software	0.5
Lighting Products & Systems	0.5
Banks — Super Regional	0.5
Auto — Cars/Light Trucks	0.4
Diagnostic Kits	0.4
Transport — Truck	0.4
Decision Support Software	0.4
Internet Application Software	0.4
Airlines	0.4
Internet Security	0.4
Computer Aided Design	0.4
Medical Labs & Testing Services	0.3
Retail — Auto Parts	0.3
Data Processing/Management	0.3
Electronic Measurement Instruments	0.3
Insurance — Life/Health	0.3
Oil Refining & Marketing	0.3
Non-Hazardous Waste Disposal	0.3
Distribution/Wholesale	0.3
Diagnostic Equipment	0.3
Food — Dairy Products	0.3
Finance — Other Services	0.3
Beverages — Non-alcoholic	0.2
Casino Hotels	0.2
Transport — Services	0.2
Insurance — Property/Casualty	0.2
Veterinary Diagnostics	0.2

Web Hosting/Design	0.2
Soap & Cleaning Preparation	0.2
Human Resources	0.2
Software Tools	0.2
Exchange-Traded Funds	0.1
Computers — Integrated Systems	0.1
Medical — Outpatient/Home Medical	0.1
Retail — Building Products	0.1
Food — Confectionery	0.1
Satellite Telecom	0.1
Aerospace/Defense — Equipment	0.1
Insurance — Reinsurance	0.1
Building Products — Wood	0.1
Electronic Components — Misc.	0.1
E-Commerce/Services	0.1
Filtration/Separation Products	0.1
Broadcast Services/Program	0.1
Networking Products	0.1
Building Products — Cement	0.1
Rental Auto/Equipment	0.1
Tobacco	0.1
Retail — Convenience Store	0.1
Health Care Cost Containment	0.1
Diversified Minerals	0.1
Building & Construction Products — Misc.	0.1
Oil Companies — Integrated	0.1
Real Estate Operations & Development	0.1
Private Equity	0.1
Auto/Truck Parts & Equipment — Original	0.1
Telephone — Integrated	0.1
Instruments — Controls	0.1
Theaters	0.1
Electronic Forms	0.1
Schools	0.1
Investment Companies	0.1
Wireless Equipment	0.1
Agricultural Chemicals	0.1
Drug Delivery Systems	0.1
Engineering/R&D Services	0.1

100.3%

*	Calculated as a percentage of net assets

87

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Aerospace/Defense — 2.6%
Boeing Co.	44,893	$15,335,898
Lockheed Martin Corp.	36,478	12,349,262

		27,685,160

Aerospace/Defense - Equipment — 0.1%
Airbus SE	10,790	1,386,515

Agricultural Chemicals — 0.1%
Nutrien, Ltd.	10,430	508,690

Airlines — 0.4%
Delta Air Lines, Inc.	79,114	4,074,371

Apparel Manufacturers — 1.0%
Burberry Group PLC	26,950	578,491
Canada Goose Holdings, Inc.†#	46,120	1,551,938
Deckers Outdoor Corp.†	9,018	1,371,638
Kering SA	2,490	1,293,418
Tapestry, Inc.	66,569	1,901,211
Under Armour, Inc., Class C†	160,580	3,248,533

		9,945,229

Applications Software — 7.6%
Intuit, Inc.	5,832	1,427,965
Microsoft Corp.	474,926	58,738,848
salesforce.com, Inc.†	100,982	15,289,685
ServiceNow, Inc.†	4,008	1,049,815
Tableau Software, Inc., Class A†	32,710	3,678,894

		80,185,207

Athletic Footwear — 1.6%
adidas AG	4,670	1,336,542
NIKE, Inc., Class B	204,190	15,751,217

		17,087,759

Auto - Cars/Light Trucks — 0.4%
Peugeot SA	15,750	351,031
Tesla, Inc.†#	22,260	4,121,661

		4,472,692

Auto/Truck Parts & Equipment - Original — 0.1%
Allison Transmission Holdings, Inc.	21,406	885,994

Banks - Commercial — 0.5%
Bank Central Asia Tbk PT	298,800	608,817
Central Pacific Financial Corp.	34,430	956,810
Erste Group Bank AG	26,212	929,068
HDFC Bank, Ltd.	19,520	680,189
Independent Bank Corp./Michigan	2,635	55,730
KBC Group NV	14,850	975,377
OTP Bank PLC	8,770	365,924
Standard Chartered PLC	82,790	720,242

		5,292,157

Banks - Super Regional — 0.5%
Comerica, Inc.	12,022	827,354
US Bancorp	77,280	3,879,456

		4,706,810

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co.	10,138	498,080
Coca-Cola Consolidated, Inc.	683	206,273
Monster Beverage Corp.†	3,585	221,768
PepsiCo, Inc.	11,500	1,472,000

		2,398,121

Security Description	Shares	Value (Note 2)

Beverages - Wine/Spirits — 0.8%
Constellation Brands, Inc., Class A	32,380	$5,713,451
Diageo PLC	48,040	2,019,431
Treasury Wine Estates, Ltd.#	73,620	762,053

		8,494,935

Broadcast Services/Program — 0.1%
Liberty Media Corp. - Liberty Formula One, Series C†	31,427	1,173,170

Building & Construction Products - Misc. — 0.1%
Sika AG	6,700	994,513

Building & Construction - Misc. — 0.0%
Comfort Systems USA, Inc.	2,830	133,519

Building Products - Cement — 0.1%
CRH PLC	36,880	1,153,774

Building Products - Wood — 0.1%
Masco Corp.	35,152	1,227,508

Building - Maintenance & Services — 0.0%
ServiceMaster Global Holdings, Inc.†	3,085	166,590

Casino Hotels — 0.2%
Las Vegas Sands Corp.	41,373	2,275,515

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	2,655	194,983

Chemicals - Diversified — 0.8%
Dow, Inc.	112,223	5,247,548
Koninklijke DSM NV	13,230	1,486,829
Symrise AG	18,700	1,752,721

		8,487,098

Commercial Services — 0.7%
CoStar Group, Inc.†	792	403,635
Ecolab, Inc.	30,860	5,681,018
Edenred	15,450	705,554

		6,790,207

Commercial Services - Finance — 2.8%
Adyen NV†*	1,171	941,602
EVERTEC, Inc.	34,366	984,930
GMO Payment Gateway, Inc.	5,600	373,956
PayPal Holdings, Inc.†	218,332	23,961,937
Square, Inc., Class A†	44,131	2,733,915

		28,996,340

Computer Aided Design — 0.4%
ANSYS, Inc.†	1,755	315,023
Autodesk, Inc.†	6,914	1,112,532
Cadence Design Systems, Inc.†	22,058	1,402,227
Dassault Systemes SE	7,650	1,133,743

		3,963,525

Computer Services — 0.0%
Accenture PLC, Class A	1,800	320,526

Computer Software — 0.5%
Akamai Technologies, Inc.†	20,687	1,558,972
Fastly, Inc., Class A†	18,182	378,186
InterXion Holding NV†	17,990	1,326,043
Splunk, Inc.†	14,360	1,636,896
Zoom Video Communications, Inc., Class A†#	4,764	379,834

		5,279,931

Computers — 5.9%
Apple, Inc.	347,595	60,853,457
Dell Technologies, Inc., Class C†	22,858	1,361,194

		62,214,651

88

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems — 0.1%
Mercury Systems, Inc.†	10,751	$739,239
OBIC Co., Ltd.	6,500	780,391

		1,519,630

Containers - Paper/Plastic — 0.0%
Packaging Corp. of America	2,417	215,306

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	13,974	972,870
Estee Lauder Cos., Inc., Class A	57,857	9,316,713
Procter & Gamble Co.	40,349	4,152,315
Shiseido Co., Ltd.	18,600	1,334,220

		15,776,118

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	63,662	7,751,485

Data Processing/Management — 0.3%
DocuSign, Inc.†	61,410	3,442,645

Decision Support Software — 0.4%
MSCI, Inc.	19,222	4,229,032

Diagnostic Equipment — 0.3%
Sysmex Corp.	17,700	1,223,868
Thermo Fisher Scientific, Inc.	5,500	1,468,390

		2,692,258

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	15,751	3,934,127
QIAGEN NV†	14,125	537,880

		4,472,007

Distribution/Wholesale — 0.3%
Bunzl PLC	17,350	464,362
Core-Mark Holding Co., Inc.	19,843	731,810
Ferguson PLC	7,090	457,957
HD Supply Holdings, Inc.†	30,932	1,283,369

		2,937,498

Diversified Banking Institutions — 0.6%
BNP Paribas SA#	7,860	358,244
JPMorgan Chase & Co.	50,790	5,381,708

		5,739,952

Diversified Minerals — 0.1%
BHP Group, Ltd.	38,600	1,007,911

Drug Delivery Systems — 0.1%
DexCom, Inc.†	4,144	502,667

E-Commerce/Products — 6.5%
Alibaba Group Holding, Ltd. ADR†	7,630	1,138,854
Amazon.com, Inc.†	36,599	64,965,787
eBay, Inc.	37,481	1,346,692
MonotaRO Co., Ltd.#	37,300	790,523

		68,241,856

E-Commerce/Services — 0.1%
Lyft, Inc., Class A†#	20,674	1,191,236

E-Services/Consulting — 0.5%
CDW Corp.	55,796	5,492,558

Electronic Components - Misc. — 0.1%
Hoya Corp.	17,600	1,218,047

Electronic Components - Semiconductors — 1.5%
Broadcom, Inc.	39,895	10,039,178
Infineon Technologies AG	26,100	470,797

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Lattice Semiconductor Corp.†	12,903	$165,158
NVIDIA Corp.	133	18,016
Qorvo, Inc.†	10,573	646,856
Xilinx, Inc.	38,000	3,887,780

		15,227,785

Electronic Forms — 0.1%
Adobe, Inc.†	2,655	719,240

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	36,891	2,473,541
FLIR Systems, Inc.	187	9,038
National Instruments Corp.	23,856	920,603

		3,403,182

Engineering/R&D Services — 0.1%
JGC Corp.	37,900	501,453

Engines - Internal Combustion — 1.1%
Cummins, Inc.	73,203	11,036,084

Enterprise Software/Service — 0.6%
Atlassian Corp. PLC, Class A†	10,002	1,259,052
Paycom Software, Inc.†	4,991	1,058,591
SAP SE	9,680	1,196,185
Temenos AG	6,120	1,062,984
Veeva Systems, Inc., Class A†	11,716	1,807,661

		6,384,473

Entertainment Software — 0.8%
Activision Blizzard, Inc.	36,006	1,561,580
Electronic Arts, Inc.†	17,585	1,636,812
Take-Two Interactive Software, Inc.†	41,162	4,451,670
Ubisoft Entertainment SA†	4,725	387,462

		8,037,524

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	24,860	1,179,607

Finance - Credit Card — 7.3%
American Express Co.	37,474	4,298,642
Mastercard, Inc., Class A	98,318	24,725,994
Nexi SpA†#*	35,211	342,223
Visa, Inc., Class A#	292,414	47,175,151

		76,542,010

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	113,053	4,704,135
Evercore, Inc., Class A	7,856	606,719
Piper Jaffray Cos.	4,568	323,506

		5,634,360

Finance - Other Services — 0.3%
Hong Kong Exchanges & Clearing, Ltd.	26,500	840,469
London Stock Exchange Group PLC	27,180	1,810,914

		2,651,383

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	10,658	290,537

Food - Confectionery — 0.1%
Hershey Co.	11,126	1,468,187

Food - Dairy Products — 0.3%
a2 Milk Co., Ltd.†	81,280	827,116
Danone SA	23,040	1,838,873

		2,665,989

89

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 0.9%
Associated British Foods PLC	30,360	$948,201
Beyond Meat, Inc.†#	4,504	468,957
Chr. Hansen Holding A/S	8,750	911,269
General Mills, Inc.	26,143	1,292,510
John B. Sanfilippo & Son, Inc.	898	68,832
Kerry Group PLC, Class A	9,000	1,039,886
Mondelez International, Inc., Class A	45,298	2,303,403
Nestle SA	19,880	1,974,431

		9,007,489

Garden Products — 0.0%
Scotts Miracle-Gro Co.	178	15,936

Health Care Cost Containment — 0.1%
CorVel Corp.†	4,261	315,229
HealthEquity, Inc.†	10,757	703,077

		1,018,306

Human Resources — 0.2%
BG Staffing, Inc.	6,358	108,213
Recruit Holdings Co., Ltd.	47,400	1,512,298

		1,620,511

Industrial Automated/Robotic — 0.6%
Cognex Corp.	26,840	1,089,704
Keyence Corp.	5,600	3,141,201
Yaskawa Electric Corp.	68,800	1,986,312

		6,217,217

Instruments - Controls — 0.1%
Woodward, Inc.	7,496	816,464

Insurance - Life/Health — 0.3%
AIA Group, Ltd.	288,600	2,703,716
Prudential PLC	27,890	555,750

		3,259,466

Insurance - Property/Casualty — 0.2%
Progressive Corp.	25,826	2,047,485

Insurance - Reinsurance — 0.1%
Essent Group, Ltd.†	29,491	1,384,602

Internet Application Software — 0.4%
Tencent Holdings, Ltd.	100,000	4,147,099

Internet Content - Entertainment — 5.3%
Facebook, Inc., Class A†	222,471	39,481,929
Netflix, Inc.†	41,640	14,294,179
Twitter, Inc.†	53,978	1,966,958

		55,743,066

Internet Security — 0.4%
Palo Alto Networks, Inc.†	20,231	4,049,032

Investment Companies — 0.1%
Melrose Industries PLC	313,070	647,196

Investment Management/Advisor Services — 0.0%
Artisan Partners Asset Management, Inc., Class A	3,392	80,221

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	38,680	4,783,556

Machinery - General Industrial — 0.7%
Atlas Copco AB, Class A	17,470	470,747
Hexagon AB, Class B	16,886	783,918
Nordson Corp.	13,460	1,690,845
Wabtec Corp.#	67,684	4,222,128

		7,167,638

Security Description	Shares	Value (Note 2)

Medical Instruments — 1.9%
Alcon, Inc.†	9,462	$550,284
Boston Scientific Corp.†	119,814	4,602,056
Edwards Lifesciences Corp.†	28,361	4,841,223
Intuitive Surgical, Inc.†	21,623	10,051,451

		20,045,014

Medical Labs & Testing Services — 0.3%
ICON PLC†	3,910	553,500
Lonza Group AG	6,140	1,885,960
Quest Diagnostics, Inc.	11,642	1,116,584

		3,556,044

Medical Products — 1.4%
ABIOMED, Inc.†	13,809	3,616,853
Baxter International, Inc.	87,678	6,439,072
Integer Holdings Corp.†	13,920	975,792
Penumbra, Inc.†#	9,622	1,373,059
Straumann Holding AG	1,150	945,727
Surmodics, Inc.†	6,317	256,218
Terumo Corp.	37,100	1,048,762

		14,655,483

Medical - Biomedical/Gene — 3.9%
Alexion Pharmaceuticals, Inc.†	15,950	1,813,196
Alnylam Pharmaceuticals, Inc.†	9,820	663,046
Amgen, Inc.	4,941	823,665
Biogen, Inc.†	33,001	7,236,789
Bluebird Bio, Inc.†#	10,610	1,272,351
Celgene Corp.†	87,492	8,205,875
CSL, Ltd.	14,890	2,117,900
Exelixis, Inc.†	48,650	953,053
Gilead Sciences, Inc.	5,435	338,329
Illumina, Inc.†	15,248	4,679,764
Incyte Corp.†	6,616	520,216
Ionis Pharmaceuticals, Inc.†#	25,790	1,691,824
Regeneron Pharmaceuticals, Inc.†	19,380	5,847,334
Sage Therapeutics, Inc.†#	10,180	1,749,637
Vertex Pharmaceuticals, Inc.†	18,651	3,099,423

		41,012,402

Medical - Drugs — 2.0%
AbbVie, Inc.	24,324	1,865,894
AstraZeneca PLC	29,440	2,172,445
Bristol-Myers Squibb Co.	10,897	494,397
Eli Lilly & Co.	10,315	1,195,921
Horizon Therapeutics PLC†	15,865	378,063
Johnson & Johnson	3,166	415,221
Merck & Co., Inc.	67,212	5,323,862
Novartis AG	17,630	1,514,116
Novo Nordisk A/S, Class B	97,726	4,606,108
Zoetis, Inc.	33,521	3,387,297

		21,353,324

Medical - HMO — 2.7%
UnitedHealth Group, Inc.	115,330	27,886,794

Medical - Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	9,724	1,092,103
Chemed Corp.	1,279	419,435

		1,511,538

Multimedia — 2.2%
FactSet Research Systems, Inc.	1,359	378,074
Vivendi SA	26,850	721,649
Walt Disney Co.	168,801	22,288,484

		23,388,207

90

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 0.1%
Telefonaktiebolaget LM Ericsson, Class B	119,690	$1,155,209

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	17,020	1,439,722
Waste Management, Inc.	14,998	1,640,031

		3,079,753

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	1,700	291,448

Oil Companies - Exploration & Production — 1.2%
Aker BP ASA	9,658	259,418
Concho Resources, Inc.	74,890	7,339,969
EOG Resources, Inc.	56,020	4,586,917
Lundin Petroleum AB	32,400	879,189

		13,065,493

Oil Companies - Integrated — 0.1%
TOTAL SA	19,190	992,648

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	30,604	1,299,752
Murphy USA, Inc.†	8,900	714,314
Neste Oyj	35,730	1,204,310

		3,218,376

Oil - Field Services — 0.0%
Subsea 7 SA#	30,250	334,175

Private Equity — 0.1%
Partners Group Holding AG	1,340	939,380

Real Estate Investment Trusts — 1.3%
American Tower Corp.	1,297	270,775
Equity Residential	49,789	3,812,344
GEO Group, Inc.	29,958	656,979
Life Storage, Inc.	5,919	569,881
Saul Centers, Inc.	2,269	121,822
SBA Communications Corp.†	37,661	8,150,217

		13,582,018

Real Estate Operations & Development — 0.1%
Aroundtown SA	114,340	970,857

Rental Auto/Equipment — 0.1%
Ashtead Group PLC	12,441	292,099
Localiza Rent a Car SA	80,627	781,623

		1,073,722

Retail - Apparel/Shoe — 0.7%
ANTA Sports Products, Ltd.	144,000	878,316
Fast Retailing Co., Ltd.	1,600	925,530
HUGO BOSS AG	5,020	292,096
Ross Stores, Inc.	58,911	5,478,134

		7,574,076

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	1,708	1,754,304
O’Reilly Automotive, Inc.†	4,629	1,719,072

		3,473,376

Retail - Building Products — 0.1%
Foundation Building Materials, Inc.†	6,779	102,837
Home Depot, Inc.	7,373	1,399,764

		1,502,601

Retail - Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	16,890	1,036,568

Security Description	Shares	Value (Note 2)

Retail - Discount — 1.8%
B&M European Value Retail SA	233,491	$1,042,365
Costco Wholesale Corp.	30,226	7,241,545
Dollar General Corp.	9,059	1,153,030
Magazine Luiza SA	11,700	584,411
Pan Pacific International Holdings Corp	20,300	1,250,187
Target Corp.	52,072	4,189,192
Walmart, Inc.	35,630	3,614,307

		19,075,037

Retail - Major Department Stores — 1.7%
TJX Cos., Inc.	347,352	17,468,332

Retail - Restaurants — 2.1%
Chipotle Mexican Grill, Inc.†	12,340	8,144,030
Darden Restaurants, Inc.	37,298	4,338,503
Domino’s Pizza, Inc.	9,693	2,709,194
Ruth’s Hospitality Group, Inc.	1,417	32,407
Starbucks Corp.	94,453	7,184,095

		22,408,229

Satellite Telecom — 0.1%
Cellnex Telecom SA*#	40,274	1,414,492

Schools — 0.1%
Rosetta Stone, Inc.†	14,031	346,005
TAL Education Group ADR†	10,820	372,316

		718,321

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	62,155	6,005,416
Cypress Semiconductor Corp.	12,182	217,083
Maxim Integrated Products, Inc.	62,240	3,273,202
Taiwan Semiconductor Manufacturing Co., Ltd.	85,000	629,586

		10,125,287

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	178,556	6,908,332
ASML Holding NV	34,048	6,415,803

		13,324,135

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	22,287	1,658,376

Software Tools — 0.2%
VMware, Inc., Class A	8,665	1,533,532

Telecom Services — 0.0%
GDS Holdings, Ltd. ADR†#	13,550	440,240

Telecommunication Equipment — 0.0%
Quantenna Communications, Inc.†	6,615	160,480

Telephone - Integrated — 0.1%
Koninklijke KPN NV	258,860	791,423
Shenandoah Telecommunications Co.	2,002	80,500

		871,923

Theaters — 0.1%
Live Nation Entertainment, Inc.†#	12,189	741,335

Tobacco — 0.1%
Swedish Match AB	23,120	1,044,282

Transport - Rail — 0.9%
Canadian Pacific Railway, Ltd.#	3,200	701,415
CSX Corp.	21,658	1,612,871
Union Pacific Corp.	44,841	7,478,582

		9,792,868

91

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.2%
C.H. Robinson Worldwide, Inc.	9,890	$787,541
DSV A/S	7,990	710,588
United Parcel Service, Inc., Class B	7,602	706,378

		2,204,507

Transport - Truck — 0.4%
JB Hunt Transport Services, Inc.	49,780	4,238,269

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	65,440	2,046,963

Web Hosting/Design — 0.2%
VeriSign, Inc.†	10,205	1,989,771

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	47,734	52,817,671
Alphabet, Inc., Class C†	12,210	13,475,323
Baidu, Inc. ADR†	1,960	215,600
Yandex NV, Class A†	21,360	767,251

		67,275,845

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,004	300,500
Pagerduty, Inc.†	5,051	259,621

		560,121

Total Common Stocks
(cost $825,758,058)		1,039,463,645

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF (cost $1,870,615)	12,040	1,784,328

Total Long-Term Investment Securities
(cost $827,628,673)		1,041,247,973

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2) (cost $11,569,553)	11,569,553	$11,569,553

TOTAL INVESTMENTS
(cost $839,198,226)(3)	100.3%	1,052,817,526
Liabilities in excess of other assets	(0.3)	(3,636,918)

NET ASSETS	100.0%	$1,049,180,608

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $2,698,317 representing 0.3% of net assets.

(1)

At May 31, 2019, the Fund had loaned securities with a total value of $25,232,016. This was secured by collateral of $11,569,553, which was received in cash and subsequently invested in short-term investments currently valued at $11,569,553 as reported in the Portfolio of Investments. Additional collateral of $14,631,496 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	$481,977
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	14,149,519

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	162,937,600	USD	1,487,810	06/28/2019	$–	$(18,711)
	USD	245,332	JPY	26,980,800	06/28/2019	4,132	–

						4,132	(18,711)

Credit Suisse	EUR	4,814,205	USD	5,486,474	06/28/2019	97,332	–
	USD	703,031	EUR	624,407	06/28/2019	–	(1,815)

						97,332	(1,815)

Morgan Stanley and Co. Inc.	CAD	1,196,221	USD	893,754	06/28/2019	8,134	–
	USD	502,548	CAD	678,472	06/28/2019	–	(242)

						8,134	(242)

Net Unrealized Appreciation (Depreciation)						$109,598	$(20,768)

CAD—Canadian Dollar

EUR—Euro Currency

JPY—Japanese Yen

USD—United States Dollar

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$944,085,435	$95,378,210	**	$—	$1,039,463,645
Exchange-Traded Funds	1,784,328	—		—	1,784,328
Short-Term Investment Securities	11,569,553	—		—	11,569,553

Total Investments at Value	$957,439,316	$95,378,210		$—	$1,052,817,526

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$109,598		$—	$109,598

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$20,768		$—	$20,768

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

93

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Applications Software	6.5%
Medical — Drugs	5.2
Computers	4.0
Diversified Banking Institutions	3.6
E-Commerce/Products	3.5
Finance — Credit Card	3.5
Web Portals/ISP	3.4
Electric — Integrated	3.1
Electronic Components — Semiconductors	2.6
Cable/Satellite TV	2.5
Real Estate Investment Trusts	2.4
Commercial Services — Finance	2.3
Medical — Biomedical/Gene	2.1
Beverages — Non-alcoholic	2.1
Medical Instruments	2.0
Retail — Building Products	2.0
Transport — Rail	2.0
Oil Companies — Integrated	1.9
Oil Companies — Exploration & Production	1.9
Banks — Super Regional	1.9
Medical — HMO	1.9
Internet Content — Entertainment	1.8
Insurance — Property/Casualty	1.7
Aerospace/Defense	1.7
Insurance — Multi-line	1.5
Chemicals — Diversified	1.4
Tobacco	1.3
Retail — Auto Parts	1.3
Diversified Manufacturing Operations	1.2
Enterprise Software/Service	1.2
Telephone — Integrated	1.1
Semiconductor Components — Integrated Circuits	1.1
Instruments — Controls	1.1
Medical Products	1.1
Pharmacy Services	1.0
Diagnostic Equipment	0.9
Food — Misc./Diversified	0.8
Cosmetics & Toiletries	0.8
Finance — Investment Banker/Broker	0.8
Finance — Other Services	0.8
Aerospace/Defense — Equipment	0.8
Multimedia	0.8
Retail — Apparel/Shoe	0.7
Oil Refining & Marketing	0.7
Retail — Restaurants	0.7
Tools — Hand Held	0.6
E-Commerce/Services	0.5
Entertainment Software	0.5
Engines — Internal Combustion	0.5
Auto — Heavy Duty Trucks	0.5
Investment Management/Advisor Services	0.5
Broadcast Services/Program	0.4
Insurance — Life/Health	0.4
Airlines	0.4
Retail — Consumer Electronics	0.4
Brewery	0.4
Retail — Major Department Stores	0.4
Auto/Truck Parts & Equipment — Original	0.4
Hotels/Motels	0.4
Pipelines	0.4
Electric — Distribution	0.3
Networking Products	0.3
Retail — Discount	0.3
Building Products — Wood	0.3
Athletic Footwear	0.3
Machinery — Farming	0.3
Data Processing/Management	0.3
Building — Residential/Commercial	0.3
Banks — Fiduciary	0.3

Containers — Paper/Plastic	0.2
Industrial Gases	0.2
Semiconductor Equipment	0.2
Auto — Cars/Light Trucks	0.2
Cellular Telecom	0.2
Finance — Consumer Loans	0.2
Apparel Manufacturers	0.2
Insurance — Reinsurance	0.2
Containers — Metal/Glass	0.2
Insurance Brokers	0.2
Office Supplies & Forms	0.1
Beverages — Wine/Spirits	0.1
Banks — Commercial	0.1
Cruise Lines	0.1
Distribution/Wholesale	0.1
Computer Services	0.1
Electronic Measurement Instruments	0.1
Metal — Copper	0.1
Electric Products — Misc.	0.1
Gold Mining	0.1
Wireless Equipment	0.1
Commercial Services	0.1

99.3%

*	Calculated as a percentage of net assets

94

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense — 1.7%
Boeing Co.	1,312	$448,193
General Dynamics Corp.	5,589	898,823
Northrop Grumman Corp.	1,973	598,312

		1,945,328

Aerospace/Defense - Equipment — 0.8%
United Technologies Corp.	7,216	911,381

Airlines — 0.4%
Delta Air Lines, Inc.	4,990	256,985
Southwest Airlines Co.	2,372	112,907
United Continental Holdings, Inc.†	1,227	95,277

		465,169

Apparel Manufacturers — 0.2%
PVH Corp.	2,884	245,688

Applications Software — 6.5%
Intuit, Inc.	2,013	492,883
Microsoft Corp.	48,894	6,047,210
salesforce.com, Inc.†	7,107	1,076,071

		7,616,164

Athletic Footwear — 0.3%
NIKE, Inc., Class B	4,302	331,856

Auto - Cars/Light Trucks — 0.2%
General Motors Co.	7,599	253,351

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.	8,471	557,561

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.	6,047	214,548
Magna International, Inc.	4,742	203,621

		418,169

Banks - Commercial — 0.1%
Citizens Financial Group, Inc.	4,109	133,871

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	7,187	306,813

Banks - Super Regional — 1.9%
Huntington Bancshares, Inc.	12,775	161,604
KeyCorp	36,096	576,453
SunTrust Banks, Inc.	9,601	576,156
Wells Fargo & Co.	21,012	932,302

		2,246,515

Beverages - Non-alcoholic — 2.1%
Coca-Cola Co.	37,575	1,846,060
PepsiCo, Inc.	5,072	649,216

		2,495,276

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	827	145,924

Brewery — 0.4%
Molson Coors Brewing Co., Class B	7,829	430,438

Broadcast Services/Program — 0.4%
Discovery, Inc., Class A†	11,314	308,420
Discovery, Inc., Class C†	8,716	223,478

		531,898

Building Products - Wood — 0.3%
Masco Corp.	9,862	344,381

Building - Residential/Commercial — 0.3%
Lennar Corp., Class A	6,251	310,425

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 2.5%
Charter Communications, Inc., Class A†	2,723	$1,026,026
Comcast Corp., Class A	44,915	1,841,515
DISH Network Corp., Class A†	1,222	44,127

		2,911,668

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,390	248,962

Chemicals - Diversified — 1.4%
Celanese Corp.	3,057	290,201
Dow, Inc.	7,169	335,222
DuPont de Nemours, Inc.	16,581	506,052
Eastman Chemical Co.	7,480	485,602

		1,617,077

Coatings/Paint — 0.0%
RPM International, Inc.	1,023	54,751

Commercial Services — 0.1%
Cintas Corp.	322	71,429

Commercial Services - Finance — 2.3%
Automatic Data Processing, Inc.	9,398	1,504,808
H&R Block, Inc.#	2,064	54,180
PayPal Holdings, Inc.†	10,569	1,159,948

		2,718,936

Computer Services — 0.1%
Accenture PLC, Class A	685	121,978

Computers — 4.0%
Apple, Inc.	23,184	4,058,823
Hewlett Packard Enterprise Co.	26,943	369,658
HP, Inc.	17,069	318,849

		4,747,330

Containers - Metal/Glass — 0.2%
Crown Holdings, Inc.†	4,115	228,094

Containers - Paper/Plastic — 0.2%
Packaging Corp. of America	672	59,862
WestRock Co.	7,010	228,526

		288,388

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	9,643	992,361

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,081	131,623

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	1,605	193,082
First Data Corp., Class A†	4,936	125,473

		318,555

Diagnostic Equipment — 0.9%
Danaher Corp.	1,798	237,354
Thermo Fisher Scientific, Inc.	2,907	776,111

		1,013,465

Distribution/Wholesale — 0.1%
HD Supply Holdings, Inc.†	2,960	122,810

Diversified Banking Institutions — 3.6%
Bank of America Corp.	68,146	1,812,683
Citigroup, Inc.	23,112	1,436,411
Morgan Stanley	23,388	951,658

		4,200,752

95

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	12,499	$931,051
Ingersoll-Rand PLC	4,460	527,796

		1,458,847

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	2,345	4,162,539

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	107	177,216
Expedia Group, Inc.	3,573	410,895

		588,111

Electric Products - Misc. — 0.1%
Emerson Electric Co.	1,563	94,155

Electric - Distribution — 0.3%
Sempra Energy	3,060	402,237

Electric - Integrated — 3.1%
American Electric Power Co., Inc.	7,239	623,423
Edison International	7,359	436,904
Exelon Corp.	18,021	866,450
FirstEnergy Corp.	1,739	71,716
NextEra Energy, Inc.	4,724	936,344
Xcel Energy, Inc.	11,816	677,529

		3,612,366

Electronic Components - Semiconductors — 2.6%
Broadcom, Inc.	1,766	444,396
Intel Corp.	4,772	210,159
Marvell Technology Group, Ltd.	4,984	111,143
NVIDIA Corp.	5,339	723,221
Texas Instruments, Inc.	14,861	1,550,151

		3,039,070

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,645	110,297

Engines - Internal Combustion — 0.5%
Cummins, Inc.	3,713	559,772

Enterprise Software/Service — 1.2%
Oracle Corp.	27,800	1,406,680
Workday, Inc., Class A†	233	47,560

		1,454,240

Entertainment Software — 0.5%
Electronic Arts, Inc.†	6,255	582,215

Finance - Consumer Loans — 0.2%
Synchrony Financial	7,327	246,407

Finance - Credit Card — 3.5%
Alliance Data Systems Corp.	245	33,688
American Express Co.	4,351	499,103
Capital One Financial Corp.	6,346	544,931
Mastercard, Inc., Class A	6,808	1,712,144
Visa, Inc., Class A	8,058	1,299,997

		4,089,863

Finance - Investment Banker/Broker — 0.8%
Charles Schwab Corp.	13,145	546,964
TD Ameritrade Holding Corp.	7,839	389,990

		936,954

Finance - Other Services — 0.8%
CME Group, Inc.	633	121,612
Intercontinental Exchange, Inc.	9,903	814,126

		935,738

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	19,606	$996,965

Gold Mining — 0.1%
Newmont Goldcorp Corp.	2,424	80,210

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	4,674	418,043

Industrial Gases — 0.2%
Linde PLC	1,597	288,338

Instruments - Controls — 1.1%
Honeywell International, Inc.	7,937	1,304,128

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	1,400	117,880
Marsh & McLennan Cos., Inc.	760	72,656

		190,536

Insurance - Life/Health — 0.4%
Lincoln National Corp.	6,417	381,491
Principal Financial Group, Inc.	2,113	108,967

		490,458

Insurance - Multi-line — 1.5%
Allstate Corp.	1,831	174,879
Chubb, Ltd.	1,149	167,835
Hartford Financial Services Group, Inc.	10,983	578,365
MetLife, Inc.	16,540	764,313
Voya Financial, Inc.	1,051	53,527

		1,738,919

Insurance - Property/Casualty — 1.7%
Berkshire Hathaway, Inc., Class B†	9,901	1,954,655
Travelers Cos., Inc.	272	39,595

		1,994,250

Insurance - Reinsurance — 0.2%
Everest Re Group, Ltd.	682	168,904
RenaissanceRe Holdings, Ltd.	438	76,405

		245,309

Internet Content - Entertainment — 1.8%
Facebook, Inc., Class A†	6,524	1,157,814
Netflix, Inc.†	2,804	962,557

		2,120,371

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,869	258,352
Franklin Resources, Inc.	9,149	291,121

		549,473

Machinery - Farming — 0.3%
Deere & Co.	2,299	322,251

Medical Instruments — 2.0%
Boston Scientific Corp.†	28,543	1,096,336
Intuitive Surgical, Inc.†	409	190,124
Medtronic PLC	12,176	1,127,254

		2,413,714

Medical Products — 1.1%
Baxter International, Inc.	2,530	185,803
Becton Dickinson and Co.	818	190,954
Zimmer Biomet Holdings, Inc.	7,566	861,995

		1,238,752

Medical - Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	3,125	355,250

96

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Amgen, Inc.	914	$152,364
Biogen, Inc.†	1,946	426,738
Celgene Corp.†	5,044	473,077
Gilead Sciences, Inc.	1,927	119,956
Illumina, Inc.†	759	232,945
Regeneron Pharmaceuticals, Inc.†	1,002	302,323
Vertex Pharmaceuticals, Inc.†	2,707	449,849

		2,512,502

Medical - Drugs — 5.2%
AbbVie, Inc.	2,094	160,631
Allergan PLC	2,122	258,693
Bristol-Myers Squibb Co.	4,666	211,696
Eli Lilly & Co.	8,093	938,303
Johnson & Johnson	10,439	1,369,075
Merck & Co., Inc.	18,852	1,493,267
Nektar Therapeutics†	973	30,474
Pfizer, Inc.	36,766	1,526,524
Zoetis, Inc.	672	67,906

		6,056,569

Medical - HMO — 1.9%
Anthem, Inc.	2,169	602,939
UnitedHealth Group, Inc.	6,660	1,610,388

		2,213,327

Medical - Wholesale Drug Distribution — 0.0%
McKesson Corp.	272	33,222

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	9,903	96,158

Multimedia — 0.8%
Walt Disney Co.	6,817	900,117

Networking Products — 0.3%
Cisco Systems, Inc.	7,176	373,367

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,509	157,027

Oil Companies - Exploration & Production — 1.9%
Concho Resources, Inc.	1,169	114,574
Diamondback Energy, Inc.	4,762	466,962
EOG Resources, Inc.	10,000	818,800
Occidental Petroleum Corp.	2,425	120,692
Parsley Energy, Inc., Class A†	2,960	52,777
Pioneer Natural Resources Co.	4,784	679,136

		2,252,941

Oil Companies - Integrated — 1.9%
Chevron Corp.	15,666	1,783,574
Exxon Mobil Corp.	6,825	483,005

		2,266,579

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	16,431	755,662
Phillips 66	604	48,803

		804,465

Pharmacy Services — 1.0%
Cigna Corp.	7,222	1,069,000
CVS Health Corp.	1,897	99,346

		1,168,346

Pipelines — 0.4%
ONEOK, Inc.	6,553	416,902

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.4%
AvalonBay Communities, Inc.	2,824	$573,300
Boston Properties, Inc.	1,061	138,811
Digital Realty Trust, Inc.	789	92,881
Equinix, Inc.	448	217,634
Equity Residential	2,162	165,544
Federal Realty Investment Trust	1,918	250,740
Host Hotels & Resorts, Inc.	8,734	158,173
Mid-America Apartment Communities, Inc.	562	64,169
Prologis, Inc.	7,293	537,275
Public Storage	545	129,645
Ventas, Inc.	2,872	184,669
Vornado Realty Trust	5,307	351,483

		2,864,324

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.	8,951	832,353

Retail - Auto Parts — 1.3%
Advance Auto Parts, Inc.	2,139	331,545
AutoZone, Inc.†	827	849,420
O’Reilly Automotive, Inc.†	1,060	393,652

		1,574,617

Retail - Building Products — 2.0%
Home Depot, Inc.	7,689	1,459,757
Lowe’s Cos., Inc.	9,509	886,999

		2,346,756

Retail - Consumer Electronics — 0.4%
Best Buy Co., Inc.	7,118	446,085

Retail - Discount — 0.3%
Dollar General Corp.	2,887	367,457

Retail - Major Department Stores — 0.4%
TJX Cos., Inc.	8,540	429,477

Retail - Restaurants — 0.7%
Yum! Brands, Inc.	7,771	795,362

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc.	12,258	1,184,368
QUALCOMM, Inc.	1,812	121,078

		1,305,446

Semiconductor Equipment — 0.2%
Teradyne, Inc.	6,706	282,591

Telephone - Integrated — 1.1%
Verizon Communications, Inc.	24,407	1,326,520

Tobacco — 1.3%
Altria Group, Inc.	7,090	347,835
Philip Morris International, Inc.	15,984	1,232,846

		1,580,681

Tools - Hand Held — 0.6%
Snap-on, Inc.#	1,590	247,913
Stanley Black & Decker, Inc.	3,535	449,723

		697,636

Transport - Rail — 2.0%
Norfolk Southern Corp.	6,290	1,227,431
Union Pacific Corp.	6,489	1,082,235

		2,309,666

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	1,861	2,059,196

97

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
Alphabet, Inc., Class C†	1,782	$1,966,669

		4,025,865

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	516	77,374

TOTAL INVESTMENTS
(cost $99,366,038)(1)	99.3%	116,656,647
Other assets less liabilities	0.7	844,367

NET ASSETS	100.0%	$117,501,014

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2019, the Fund had loaned securities with a total value of $302,093. This was secured by collateral of $312,947 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019 to 08/29/2019	$379
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	312,568

(1)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	June 2019	$720,823	$688,150	$(32,673)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$116,656,647	$—	$—	$116,656,647

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$32,673	$—	$—	$32,673

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

98

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	24.8%
Medical — Drugs	18.8
Medical Products	14.1
Medical — HMO	13.3
Diagnostic Equipment	6.7
Medical Instruments	6.0
Therapeutics	3.3
Registered Investment Companies	2.3
Medical — Hospitals	2.2
Pharmacy Services	2.1
Electronic Measurement Instruments	2.1
Medical Labs & Testing Services	1.1
Disposable Medical Products	0.8
Veterinary Diagnostics	0.6
Drug Delivery Systems	0.5
Medical — Generic Drugs	0.4
Patient Monitoring Equipment	0.4
Instruments — Controls	0.4
Dental Supplies & Equipment	0.4
Diagnostic Kits	0.4
Applications Software	0.4
Medical Imaging Systems	0.2
Medical — Outpatient/Home Medical	0.1
Healthcare Safety Devices	0.1
Dialysis Centers	0.1
Medical Information Systems	0.1

101.7%

*	Calculated as a percentage of net assets

99

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Applications Software — 0.2%
Covetrus, Inc.†#	45,900	$1,131,894

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	7,538	2,143,430
Patterson Cos., Inc.#	37,800	794,556

		2,937,986

Diagnostic Equipment — 6.7%
Avantor, Inc.†#	267,493	4,681,128
Danaher Corp.	122,736	16,202,379
GenMark Diagnostics, Inc.†	149,242	998,429
Quanterix Corp.†	50,393	1,290,565
Thermo Fisher Scientific, Inc.	98,097	26,189,937

		49,362,438

Diagnostic Kits — 0.4%
Quidel Corp.†#	52,371	2,896,116

Dialysis Centers — 0.1%
DaVita, Inc.†	12,103	525,512

Disposable Medical Products — 0.8%
Teleflex, Inc.	20,647	5,952,530

Drug Delivery Systems — 0.5%
DexCom, Inc.†	31,334	3,800,814

Electronic Measurement Instruments — 2.1%
Agilent Technologies, Inc.	201,489	13,509,838
Sartorius AG (Preference Shares)	12,650	2,401,215

		15,911,053

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	9,500	651,320

Instruments - Controls — 0.4%
Mettler-Toledo International, Inc.†	4,130	2,986,362

Medical Imaging Systems — 0.2%
Lantheus Holdings, Inc.†	58,768	1,409,844

Medical Instruments — 6.0%
Alcon, Inc.†	88,448	5,143,897
Bruker Corp.	94,595	3,951,233
Intuitive Surgical, Inc.†	72,568	33,733,235
NuVasive, Inc.†	19,406	1,124,772
Silk Road Medical, Inc.†	5,345	228,018

		44,181,155

Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	43,189	1,965,099
Lonza Group AG	3,824	1,174,578
Natera, Inc.†	10,800	247,320
SI-BONE, Inc.†	15,050	252,690
Teladoc Health, Inc.†#	31,472	1,829,153

		5,468,840

Medical Products — 13.8%
ABIOMED, Inc.†	7,982	2,090,646
AtriCure, Inc.†	40,000	1,172,000
Becton Dickinson and Co.	142,418	33,246,058
Cooper Cos., Inc.	21,875	6,514,156
Hologic, Inc.†	190,412	8,380,032
ICU Medical, Inc.†	19,641	4,179,605
Inspire Medical Systems, Inc.†	9,866	557,133
Integer Holdings Corp.†	10,100	708,010
iRhythm Technologies, Inc.†	10,000	684,600
Nevro Corp.†	42,949	2,538,715
Novocure, Ltd.†	68,450	3,636,064
Penumbra, Inc.†#	21,918	3,127,699

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Shockwave Medical, Inc.†(1)	65,998	$3,748,725
Shockwave Medical, Inc.†#	11,276	674,192
Stryker Corp.	112,365	20,589,763
West Pharmaceutical Services, Inc.	41,532	4,759,567
Wright Medical Group NV†	123,770	3,802,214
Zimmer Biomet Holdings, Inc.	19,750	2,250,118

		102,659,297

Medical - Biomedical/Gene — 24.8%
Abcam PLC	77,318	1,391,267
Abeona Therapeutics, Inc.†#	35,481	193,017
ACADIA Pharmaceuticals, Inc.†#	159,093	3,816,641
Acceleron Pharma, Inc.†#	66,801	2,664,692
Acerta Pharma BV, Class B†(2)	9,771,120	781,690
Alder Biopharmaceuticals, Inc.†#	128,497	1,390,338
Alexion Pharmaceuticals, Inc.†	110,762	12,591,424
Allakos, Inc.†#	18,885	740,292
Allogene Therapeutics, Inc.†#	55,088	1,444,958
Alnylam Pharmaceuticals, Inc.†	36,800	2,484,736
Amarin Corp. PLC ADR†#	211,308	3,746,491
Amgen, Inc.	40,560	6,761,352
AnaptysBio, Inc.†	17,046	1,241,119
Apellis Pharmaceuticals, Inc.†	17,310	347,758
Argenx SE ADR†#	49,370	6,103,613
Atara Biotherapeutics, Inc.†#	16,240	360,690
Audentes Therapeutics, Inc.†	26,146	918,247
Autolus Therapeutics PLC ADR†#	14,468	298,475
Avrobio, Inc.†#	13,296	188,271
BeiGene, Ltd. ADR†#	19,484	2,297,748
Biogen, Inc.†	24,149	5,295,634
BioMarin Pharmaceutical, Inc.†	71,051	5,843,234
Bluebird Bio, Inc.†#	37,799	4,532,856
Blueprint Medicines Corp.†	51,672	3,927,072
Cara Therapeutics, Inc.†#	39,161	805,150
CRISPR Therapeutics AG†#	19,500	693,615
CytomX Therapeutics, Inc.†	30,121	290,969
Denali Therapeutics, Inc.†#	22,500	429,075
Dicerna Pharmaceuticals, Inc.†	42,467	525,741
Epizyme, Inc.†	20,075	275,830
Exact Sciences Corp.†	54,050	5,601,201
Exelixis, Inc.†	136,230	2,668,746
Fate Therapeutics, Inc.†	41,866	807,176
FibroGen, Inc.†	52,287	1,894,881
Five Prime Therapeutics, Inc.†#	13,100	110,040
Forty Seven, Inc.†#	15,425	174,457
GlycoMimetics, Inc.†#	51,792	613,217
Guardant Health, Inc.†#	40,522	3,115,331
Homology Medicines, Inc.†#	36,097	730,603
HTG Molecular Diagnostics, Inc.†#	102,320	210,779
Illumina, Inc.†	18,815	5,774,512
Immunomedics, Inc.†#	95,498	1,248,159
Incyte Corp.†	97,631	7,676,726
Insmed, Inc.†#	88,636	2,145,878
Intercept Pharmaceuticals, Inc.†#	10,119	838,056
Ionis Pharmaceuticals, Inc.†#	49,381	3,239,394
Iovance Biotherapeutics, Inc.†#	137,553	2,248,992
Krystal Biotech, Inc.†	7,897	248,124
Menlo Therapeutics, Inc.†	29,900	201,227
Moderna, Inc.†	2,167	45,030
Orchard Therapeutics PLC ADR†#	43,212	817,139
PTC Therapeutics, Inc.†	71,481	2,866,388
Puma Biotechnology, Inc.†#	24,300	359,397
Radius Health, Inc.†	15,300	318,087
Regeneron Pharmaceuticals, Inc.†	28,665	8,648,804
REGENXBIO, Inc.†	35,300	1,518,606

100

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Rocket Pharmaceuticals, Inc.†	26,775	$437,236
Sage Therapeutics, Inc.†#	114,810	19,732,395
Scholar Rock Holding Corp.†#	13,978	256,357
Seattle Genetics, Inc.†#	57,246	3,724,997
Stemline Therapeutics, Inc.†#	37,278	489,460
Theravance Biopharma, Inc.†#	15,294	254,186
Tocagen, Inc.†#	23,768	120,979
Ultragenyx Pharmaceutical, Inc.†#	59,934	3,292,175
Verily Life Sciences LLC†(1)(2)	6,986	861,094
Vertex Pharmaceuticals, Inc.†	162,763	27,047,955
WaVe Life Sciences, Ltd.†#	21,480	492,536
Y-mAbs Therapeutics, Inc.†#	22,608	460,525
Zai Lab, Ltd. ADR†	10,058	263,620
Zeneca, Inc. CVR†(2)	23,110	14,213

		183,950,673

Medical - Drugs — 18.7%
Aimmune Therapeutics, Inc.†#	70,328	1,376,319
Alkermes PLC†	41,138	886,112
Allergan PLC	32,099	3,913,189
Array BioPharma, Inc.†	238,790	6,308,832
Ascendis Pharma A/S ADR†	73,304	9,138,077
AstraZeneca PLC ADR	260,800	9,748,704
Bayer AG	17,622	1,039,405
Bristol-Myers Squibb Co.	193,063	8,759,268
Chugai Pharmaceutical Co., Ltd.	34,900	2,325,752
Corvus Pharmaceuticals, Inc.†#	36,493	137,579
Cyclerion Therapeutics, Inc.†	3,911	54,558
Daiichi Sankyo Co., Ltd.	88,700	4,287,611
Eli Lilly & Co.	97,141	11,262,528
Enanta Pharmaceuticals, Inc.†	32,960	2,981,891
Galapagos NV†#	9,606	1,091,715
Global Blood Therapeutics, Inc.†#	41,682	2,533,432
InflaRx NV†#	25,145	904,969
Intra-Cellular Therapies, Inc.†	14,937	194,032
Madrigal Pharmaceuticals, Inc.†#	4,520	417,648
Merck & Co., Inc.	138,888	11,001,318
Milestone Pharmaceuticals, Inc.†	29,058	601,501
Minerva Neurosciences, Inc.†	56,080	292,177
Moderna, Inc.†(1)	19,991	394,642
MyoKardia, Inc.†#	36,706	1,709,765
Myovant Sciences, Ltd.†#	55,071	541,348
Nektar Therapeutics†	22,529	705,608
Novartis AG	155,915	13,390,441
Odonate Therapeutics, Inc.†#	14,205	305,265
Pfizer, Inc.	565,200	23,467,104
PhaseBio Pharmaceuticals, Inc.†	39,426	421,070
Principia Biopharma, Inc.†#	16,431	480,771
ProQR Therapeutics NV†	22,800	276,564
Reata Pharmaceuticals, Inc., Class A†#	16,524	1,409,001
Rhythm Pharmaceuticals, Inc.†	18,727	471,733
Roche Holding AG	42,512	11,156,053
TherapeuticsMD, Inc.†#	81,213	248,512
Tricida, Inc.†#	71,483	2,626,285
Turning Point Therapeutics, Inc.†	14,211	494,827
Zogenix, Inc.†#	34,400	1,296,536

		138,652,142

Medical - Generic Drugs — 0.4%
Amneal Pharmaceuticals, Inc.†	59,733	450,387
Momenta Pharmaceuticals, Inc.†	41,732	485,343
Mylan NV†	34,800	584,640
Perrigo Co. PLC	38,603	1,622,098

		3,142,468

Security Description	Shares	Value (Note 2)

Medical - HMO — 13.3%
Anthem, Inc.	72,003	$20,015,394
Centene Corp.†	202,414	11,689,409
Humana, Inc.	33,726	8,258,148
Molina Healthcare, Inc.†	33,693	4,793,166
UnitedHealth Group, Inc.	188,510	45,581,718
WellCare Health Plans, Inc.†	30,989	8,558,852

		98,896,687

Medical - Hospitals — 2.2%
Acadia Healthcare Co., Inc.†#	47,578	1,532,963
HCA Healthcare, Inc.	113,720	13,755,571
Universal Health Services, Inc., Class B	10,007	1,196,337

		16,484,871

Medical - Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	8,500	954,635

Patient Monitoring Equipment — 0.4%
CareDx, Inc.†	20,199	638,692
Insulet Corp.†#	22,300	2,448,317

		3,087,009

Pharmacy Services — 2.0%
Cigna Corp.	97,274	14,398,498
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	36,095	552,217

		14,950,715

Therapeutics — 3.3%
Agios Pharmaceuticals, Inc.†#	44,929	2,074,372
Axsome Therapeutics, Inc.†#	9,600	220,416
G1 Therapeutics, Inc.†#	27,899	584,763
GW Pharmaceuticals PLC ADR†#	10,410	1,803,428
Mirati Therapeutics, Inc.†#	19,700	1,335,463
Neurocrine Biosciences, Inc.†	83,151	7,049,542
Sarepta Therapeutics, Inc.†#	77,625	8,837,606
Xencor, Inc.†#	90,089	2,778,346

		24,683,936

Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†	134,367	4,203,000

Total Common Stocks
(cost $574,663,664)		728,881,297

CONVERTIBLE PREFERRED SECURITIES — 1.1%
Applications Software — 0.2%
Outset Medical, Inc. Series C†(1)(2)	320,192	995,797
Outset Medical, Inc. Series D†(1)(2)	171,126	532,202

		1,527,999

Medical Information Systems — 0.1%
Doximity, Inc. Series C†(1)(2)	64,785	419,807

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	271,140

Medical Labs & Testing Services — 0.4%
Tempus Labs, Inc. Series D†(1)(2)	60,677	1,459,961
Tempus Labs, Inc. Series E†(1)(2)	39,722	981,344
Tempus Labs, Inc. Series F†(1)(2)	10,551	261,239

		2,702,544

101

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Medical Products — 0.3%
Becton Dickinson and Co. Series A 6.13%	26,711	$1,553,779
Kardium, Inc. Series D-5†(1)(2)	542,402	525,544

		2,079,323

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series D†(1)(2)	75,264	1,151,464
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	2,948	45,101

		1,196,565

Total Convertible Preferred Securities
(cost $6,212,363)		8,197,378

CONVERTIBLE BONDS & NOTES — 0.1%
Medical - Drugs — 0.1%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	$865,000	920,144

Total Long-Term Investment Securities
(cost $581,741,027)		737,998,819

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(4)	501,154	501,154
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(3)(4)	13,437,488	13,437,488
T. Rowe Price Government Reserve Fund 2.46%(4)	3,011,678	3,011,678

Total Short-Term Investment Securities
(cost $16,950,320)		16,950,320

TOTAL INVESTMENTS
(cost $598,691,347)(5)	101.7%	754,949,139
Liabilities in excess of other assets	(1.7)	(12,876,863)

NET ASSETS	100.0%	$742,072,276

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

JAND, Inc. (dba Warby Parker) Class A	4/23/2015	33,706	$387,123
	3/9/2018	2,389	37,548

		36,095	424,671	$552,217	$15.30	0.07%

Moderna, Inc.	01/31/2018	19,991	438,425	394,642	19.74	0.05%
Shockwave Medical, Inc.	11/10/2016	16,145	198,936
	9/25/2017	5,350	65,920
	9/27/2017	44,503	548,362

		65,998	813,218	3,748,725	56.80	0.50%

Verily Life Sciences LLC	1/25/2019	6,986	861,094	861,094	123.26	0.12%
Convertible Preferred Securities

Doximity, Inc. Series C	4/10/2014	64,785	312,316	419,807	6.48	0.06%
JAND, Inc. (dba Warby Parker) Series D	4/23/2015	75,264	864,430	1,151,464	15.30	0.15%
JAND, Inc. (dba Warby Parker) Series E	3/9/2018	2,948	46,334	45,101	15.30	0.01%
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.07%
Outset Medical, Inc. Series C	4/19/2017	320,192	829,778	995,797	3.11	0.13%
Outset Medical, Inc. Series D	8/20/2018	171,126	532,202	532,202	3.11	0.07%
RefleXion Medical, Inc. Series C	4/23/2018	160,251	271,145	271,140	1.69	0.04%
Tempus Labs, Inc. Series D	3/20/2018	60,677	568,780	1,459,961	24.06	0.20%
Tempus Labs, Inc. Series E	8/23/2018	39,772	665,058	981,344	24.67	0.13%
Tempus Labs, Inc. Series F	5/1/2019	10,551	261,239	261,239	24.76	0.04%

				$12,200,277		1.64%

(2)	Securities classified as Level 3 (see Note 2).
(3)

At May 31, 2019, the Fund had loaned securities with a total value of $95,333,827. This was secured by collateral of $13,437,488, which was received in cash and subsequently invested in short-term investments currently valued at $13,437,488 as reported in the Portfolio of Investments. Additional collateral of $86,180,252 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s asset and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50%	10/01/2047 to 12/01/2047	$516,784
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	28,044
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	4,738,267
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	80,897,157

(4)	The rate shown is the 7-day yield as of May 31, 2019
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

102

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical Products	$98,910,572	$3,748,725		$—	$102,659,297
Medical - Biomedical/Gene	180,902,409	1,391,267	**	1,656,997	183,950,673
Medical - Drugs	104,966,523	33,685,619	#	—	138,652,142
Pharmacy Services	14,398,498	—		552,217	14,950,715
Other Industries	285,092,677	3,575,793	**	—	288,668,470
Convertible Preferred Securities:
Medical Products	1,553,779	—		525,544	2,079,323
Other Industries	—	—		6,118,055	6,118,055
Convertible Bonds & Notes	—	920,144		—	920,144
Short-Term Investment Securities	16,950,320	—		—	16,950,320

Total Investments at Value	$702,774,778	$43,321,548		$8,852,813	$754,949,139

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $33,290,977 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of May 31, 2018	$1,879,685	$4,674,661
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	460,088	—
Realized Loss	—	—
Change in unrealized appreciation(1)	97,711	1,514,090
Change in unrealized depreciation(1)	(452,564)	(946)
Net purchases	861,094	1,984,031
Net sales	(636,800)	(1,528,237)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of May 31, 2019	$2,209,214	$6,643,599

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$97,274	$1,513,135

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2019.

103

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/19	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$552,217	Market Approach	Secondary Market Transactions* Market Transaction Price* Company Repurchase Price*	$15.7170 $15.7170 $12.3500

	$861,094	Market Approach	Market Transaction Price*	$123.26

	$795,903	Income Approach	Estimated Future Cash Distribution*	$0.08-$0.615 ($0.3475)

Convertible Preferred Securities	$2,585,922	Market Approach	Market Transaction Price*	$0.96892-$24.7596 ($6.72810)

	$2,441,305	Market Approach	Market Transaction Price*	$24.7596
			Discount for Future Cumulative Dividend Variance	0.22% - 2.82% (1.52%)

	$1,196,565	Market Approach	Secondary Market Transactions*	$15.7170
			Market Transaction Price*	$15.7170
			Company Repurchase Price*	$12.3500

	$419,807	Market Approach	Market Transaction Price*	$4.3100
			2020 Estimated Revenue Multiple*	5.7x
			2019 Estimated Revenue Multiple*	6.5x
			2019 Estimated Gross Profit Multiple*	8.3x
			Discount for Lack of Marketability	10.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

104

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

United States Treasury Notes	31.7%
United States Treasury Bonds	20.8
Sovereign	20.3
Diversified Banking Institutions	10.0
Diversified Financial Services	5.0
Pipelines	1.7
Banks — Commercial	1.5
Registered Investment Companies	1.4
Insurance — Life/Health	1.0
Banks — Super Regional	0.7
Chemicals — Diversified	0.5
Gold Mining	0.5
Insurance — Multi-line	0.5
Pharmacy Services	0.5
Federal Home Loan Mtg. Corp.	0.4
Gas — Distribution	0.4
Oil Refining & Marketing	0.4
Building Products — Wood	0.3
Electric — Integrated	0.3
Real Estate Investment Trusts	0.3
Finance — Consumer Loans	0.3
Oil Companies — Integrated	0.3
Federal National Mtg. Assoc.	0.2
Machinery — Farming	0.2
Banks — Money Center	0.2
Oil Companies — Exploration & Production	0.1
Diversified Minerals	0.1
Government National Mtg. Assoc.	0.1

99.7%

Credit Quality#†

Aaa	69.4%
Aa	0.6
A	9.0
Baa	11.8
Ba	2.4
Not Rated@	6.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

105

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
Benchmark Mtg. Trust Series 2018-B3, Class A5 4.03% due 04/10/2051(2)	$6,000,000	$6,519,747
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(2)	6,000,000	6,768,381
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.50% (1 ML+1.00%) due 04/15/2034*(2)	4,000,000	3,992,500
BX Trust FRS Series 2018-MCSF, Class A 3.02% (1 ML+0.58%) due 04/15/2035*(2)	2,700,000	2,675,902
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 3.51% (1 ML+1.07%) due 12/15/2037*(2)	750,000	751,449
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,982,274
COMM Mtg. Trust Series 2018-COR3, Class A3 4.23% due 05/10/2051(2)	6,000,000	6,575,966
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.32% (1 ML+0.88%) due 12/15/2031*(2)	2,000,000	2,003,291
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.14% (1 ML+0.70%) due 06/15/2034*(2)	1,360,000	1,356,578
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 3.29% (1 ML+0.85%) due 08/20/2030*(2)	487,555	487,250
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,679,511	1,747,151

Total Asset Backed Securities
(cost $33,284,958)		34,860,489

U.S. CORPORATE BONDS & NOTES — 9.9%
Banks - Super Regional — 0.4%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	506,000	535,619
Wells Fargo & Co. FRS Senior Notes 3.36% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,956,800

		2,492,419

Building Products - Wood — 0.3%
Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,436,075

Chemicals - Diversified — 0.5%
DowDuPont, Inc. Senior Notes 4.49% due 11/15/2025	2,213,000	2,377,854
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,025,000	1,164,525

		3,542,379

Security Description	Principal Amount(1)	Value (Note 2)

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	$372,000	$326,935

Diversified Banking Institutions — 6.2%
Bank of America Corp. FRS Senior Notes 2.62% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,985,000
Bank of America Corp. FRS Senior Notes 3.62% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,600,000
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,183,000	2,250,768
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,620,186
Citigroup, Inc. FRS Senior Notes 2.57% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,883,200
Citigroup, Inc. FRS Senior Notes 2.86% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,915,400
Citigroup, Inc. FRS Senior Notes 4.36% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,928,000
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,673,000	2,957,599
Goldman Sachs Group, Inc. FRS Senior Notes 3.26% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,006,996
JPMorgan Chase & Co. FRS Senior Notes 3.11% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,976,600
JPMorgan Chase & Co. FRS Senior Notes 3.86% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,000,400
JPMorgan Chase & Co. FRS Senior Notes 3.94% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,945,500
Morgan Stanley FRS Senior Notes 3.07% (CPIYOY+1.55%) due 08/24/2023	468,000	461,565
Morgan Stanley FRS Senior Notes 3.12% (CPIYOY+1.60%) due 09/26/2028	1,402,000	1,386,227
Morgan Stanley FRS Senior Notes 3.52% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,806,201
Morgan Stanley FRS Senior Notes 3.52% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,191,985

106

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley FRS Senior Notes 3.52% (CPIYOY+2.00%) due 02/11/2020	$2,000,000	$1,992,500
Morgan Stanley FRS Senior Notes 3.52% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,889,350
Morgan Stanley FRS Senior Notes 3.52% (CPIYOY+2.00%) due 06/09/2023	664,000	668,980

		43,466,457

Electric - Integrated — 0.2%
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,318,000	1,351,015

Finance - Consumer Loans — 0.3%
SLM Corp. FRS Senior Notes 3.67% (CPIYOY+2.15%) due 12/15/2020	2,017,000	2,006,915

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	6,480
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	9,942
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	16,200

		32,622

Metal - Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	338,000	339,757

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	800,000	801,255

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	2,549,000	2,544,538

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,164,000	3,164,089

Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,274,000	1,308,676
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	905,647
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,067,000	1,135,769

Security Description	Principal Amount(1)		Value (Note 2)

Pipelines (continued)
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		$524,000	$520,185
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		1,299,000	1,273,020

			5,143,297

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026		1,960,000	2,032,149

Total U.S. Corporate Bonds & Notes
(cost $69,299,369)			69,679,902

FOREIGN CORPORATE BONDS & NOTES — 5.8%
Banks - Commercial — 1.4%
Barclays Bank PLC FRS Senior Notes 2.52% (CPIYOY+1.00%) due 05/22/2023		9,800,000	9,687,300
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		475,000	502,997

			10,190,297

Diversified Banking Institutions — 2.9%
BNP Paribas SA FRS Senior Notes 3.00% (CPIYOY+1.14%) due 12/21/2020		431,000	428,845
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*		2,548,000	2,494,181
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		1,142,000	1,157,576
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		3,470,000	3,557,274
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)		10,000,000	10,080,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		738,000	671,446
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		1,150,000	1,201,327
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		828,000	817,695

			20,408,344

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	742,278

Gas - Distribution — 0.4%
National Grid PLC Senior Notes 1.25% due 10/06/2021	GBP	1,763,000	2,857,682

107

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.5%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	$1,497,000	$1,551,602
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	1,663,000	1,809,545

		3,361,147

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,163,000	1,150,624

Oil Companies - Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	1,963,000	1,956,890

Total Foreign Corporate Bonds & Notes
(cost $40,301,573)		40,667,262

U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.89% (1 ML+0.45%) due 12/15/2038(5)	414,010	414,636
Series 3925, Class FL 2.89% (1 ML+0.45%) due 01/15/2041(5)	1,310,267	1,313,630
Series 4001, Class FM 2.94% (1 ML+0.50%) due 02/15/2042(5)	373,801	374,504
Series 3355, Class BF 3.14% (1 ML+0.70%) due 08/15/2037(5)	376,561	381,861
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 4.63% (1 ML+2.20%) due 09/25/2024(5)	598,403	610,229

		3,094,860

Federal National Mtg. Assoc. — 0.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 4.03% (1 ML+1.60%) due 01/25/2024(5)	1,125	1,127
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.83% (1 ML+0.40%) due 09/25/2042(5)	717,926	716,753
Series 2011-103, Class FD 2.88% (1 ML+0.45%) due 05/25/2040(5)	798,809	801,099

		1,518,979

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 2.99% (1 ML+0.55%) due 02/16/2040(5)	334,629	336,828

Total U.S. Government Agencies
(cost $4,951,495)		4,950,667

Security Description	Principal Amount(1)		Value (Note 2)

U.S. GOVERNMENT TREASURIES — 52.5%
United States Treasury Bonds — 20.8%
United States Treasury Bonds TIPS(6) 0.63% due 02/15/2043		$6,461,355	$6,291,771
0.75% due 02/15/2042		3,186,502	3,208,939
0.75% due 02/15/2045		8,465,166	8,433,863
0.88% due 02/15/2047		3,579,758	3,679,081
1.00% due 02/15/2046		7,411,513	7,829,880
1.00% due 02/15/2048		5,462,498	5,794,595
1.38% due 02/15/2044		4,672,878	5,333,803
1.75% due 01/15/2028		13,830,252	15,418,352
2.00% due 01/15/2026		4,494,660	4,981,357
2.13% due 02/15/2040		2,822,136	3,615,436
2.13% due 02/15/2041		4,839,619	6,249,792
2.38% due 01/15/2025		4,044,990	4,502,250
2.38% due 01/15/2027		5,041,160	5,798,090
2.50% due 01/15/2029		10,062,045	12,040,118
3.63% due 04/15/2028		21,842,321	27,931,179
3.88% due 04/15/2029		18,165,735	24,204,329

			145,312,835

United States Treasury Notes — 31.7%
United States Treasury Notes TIPS(6) 0.13% due 04/15/2020		18,124,510	17,979,372
0.13% due 04/15/2021		21,366,773	21,159,323
0.13% due 01/15/2022		5,738,121	5,699,082
0.13% due 04/15/2022		16,930,134	16,782,512
0.13% due 07/15/2022		2,541,960	2,532,224
0.13% due 01/15/2023		17,671,724	17,531,218
0.13% due 07/15/2024		19,721,567	19,594,220
0.13% due 07/15/2026		6,766,092	6,676,500
0.25% due 01/15/2025		7,618,655	7,582,581
0.38% due 07/15/2023		8,190,900	8,237,956
0.38% due 07/15/2025		7,455,666	7,492,841
0.38% due 01/15/2027		6,039,341	6,043,328
0.38% due 07/15/2027		15,451,859	15,494,261
0.50% due 01/15/2028		10,818,885	10,923,444
0.63% due 04/15/2023		12,994,767	13,119,895
0.63% due 01/15/2024		8,169,375	8,282,176
0.63% due 01/15/2026		6,053,785	6,162,432
0.75% due 07/15/2028		10,327,602	10,688,957
1.13% due 01/15/2021		4,414,992	4,451,744
1.25% due 07/15/2020		15,732,900	15,868,107

			222,302,173

Total U.S. Government Treasuries
(cost $352,972,677)			367,615,008

FOREIGN GOVERNMENT OBLIGATIONS — 20.3%
Sovereign — 20.3%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(6)	AUD	15,525,000	11,495,583
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD	3,303,850	2,945,375
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	16,502,100	13,708,288
Government of Canada Bonds 4.00% due 12/01/2031(6)	CAD	17,776,440	19,179,116
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	30,959,740	25,267,372
Government of France Bonds 2.10% due 07/25/2023(6)	EUR	3,123,780	3,987,296

108

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	36,226,945	$25,777,019
Kingdom of Spain Bonds 0.30% due 11/30/2021(6)	EUR	14,023,935	16,258,856
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	9,593,268	12,192,908
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 08/10/2028(6)	GBP	5,819,700	9,367,417
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	43,593,792	2,179,473

Total Foreign Government Obligations
(cost $145,059,725)			142,358,703

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	225,865

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.1%
Banks - Commercial — 0.1%
Corestates Capital II FRS 3.25% (3 ML+0.65%) due 01/15/2027*		$669,000	618,825

Banks - Money Center — 0.2%
BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,067,712

Banks - Super Regional — 0.3%
SunTrust Capital III FRS 3.26% (3 ML+0.65%) due 03/15/2028		1,067,000	990,976
Wachovia Capital Trust II FRS 3.10% (3 ML+0.50%) due 01/15/2027		1,039,000	948,088

			1,939,064

Diversified Banking Institutions — 0.9%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 06/21/2019(7)		3,161,000	2,544,605
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(7)		2,539,000	2,388,615
HSBC Holdings PLC 6.00% due 05/22/2027(7)		1,018,000	1,002,985
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(7)		366,000	386,130

			6,322,335

Electric - Integrated — 0.1%
WEC Energy Group, Inc. FRS 4.63% (3 ML+2.11%) due 05/15/2067		819,000	684,275

Insurance - Life/Health — 1.0%
Prudential Financial, Inc. 5.70% due 09/15/2048#		7,000,000	7,220,990

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

Insurance - Multi-line — 0.5%
Genworth Holdings, Inc. FRS 4.52% (3 ML+2.00%) due 11/15/2066	$800,000	$408,000
Hartford Financial Services Group, Inc. FRS 4.64% (3 ML+2.13%) due 02/12/2067*	3,202,000	2,817,760

		3,225,760

Pipelines — 1.0%
Andeavor Logistics LP 6.88% due 02/15/2023(7)	1,271,000	1,266,297
Enbridge, Inc. 5.50% due 07/15/2077	2,670,000	2,536,500
Energy Transfer Operating LP 6.25% due 02/15/2023(7)	2,554,000	2,349,680
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)	475,000	389,500
Enterprise Products Operating LLC 5.25% due 08/16/2077	859,000	785,985

		7,327,962

Total Preferred Securities/Capital Securities
(cost $29,453,057)		28,406,923

Total Long-Term Investment Securities
(cost $675,561,685)		688,764,819

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(8)	9,194,530	9,194,530
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(8)(9)	254,200	254,200

Total Short-Term Investment Securities
(cost $9,448,730)		9,448,730

TOTAL INVESTMENTS
(cost $685,010,415)(10)	99.7%	698,213,549
Other assets less liabilities	0.3	2,360,221

NET ASSETS	100.0%	$700,573,770

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $39,842,154 representing 5.7% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of May 31, 2019.
(9)

At May 31, 2019, the Fund had loaned securities with a total value of $4,346,221. This was secured by collateral of $254,200, which was received in cash and subsequently invested in short-term investments currently valued at $254,200 as reported in the Portfolio of Investments. Additional collateral of $4,251,130 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

109

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/19	$37,108
United States Treasury Notes/Bonds	0.13% to 8.75%	08/15/2019 to 11/15/2048	4,214,022

(10)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

CPIYOY—CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$34,860,489	$—	$34,860,489
U.S. Corporate Bonds & Notes	—	69,679,902	—	69,679,902
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	10,328,344	10,080,000	20,408,344
Other Industries	—	20,258,918	—	20,258,918
U.S. Government Agencies	—	4,950,667	—	4,950,667
U.S. Government Treasuries	—	367,615,008	—	367,615,008
Foreign Government Obligations	—	142,358,703	—	142,358,703
Preferred Securities	225,865	—	—	225,865
Preferred Securities/Capital Securities	—	28,406,923	—	28,406,923
Short-Term Investment Securities	9,448,730	—	—	9,448,730

Total Investments at Value	$9,674,595	$678,458,954	$10,080,000	$698,213,549

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2018	$18,372,760
Accrued Discounts	8,175
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	465,000
Change in unrealized depreciation(1)	(77,135)
Net purchases	998,500
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3(2)	(9,687,300)

Balance as of 05/31/2019	$10,080,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2019 includes:

Foreign Corporate Bonds & Notes
$465,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2019.

(2)	Security was transferred from Level 3 to Level 2 due to a reassessment of inputs.

The Fund’s security classified as Level 3, with a fair value of $10,080,000 at May 31, 2019, is attributable to valuations from a single broker which was deemed to be indicative quote (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Financial Statements

110

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Medical — Drugs	7.0%
Banks — Commercial	5.2
Diversified Banking Institutions	4.8
Exchange-Traded Funds	4.3
Oil Companies — Integrated	4.1
Repurchase Agreements	4.0
Food — Misc./Diversified	2.9
Auto — Cars/Light Trucks	2.7
Registered Investment Companies	2.5
Cosmetics & Toiletries	2.4
Telephone — Integrated	2.3
Insurance — Life/Health	2.0
Electric — Integrated	2.0
Insurance — Multi-line	1.8
Real Estate Investment Trusts	1.8
Food — Retail	1.4
Chemicals — Diversified	1.4
Transport — Rail	1.4
Real Estate Operations & Development	1.2
Diversified Minerals	1.1
Beverages — Wine/Spirits	1.1
Brewery	1.0
Metal — Diversified	1.0
Enterprise Software/Service	1.0
Tobacco	1.0
Import/Export	1.0
Cellular Telecom	0.9
Diversified Manufacturing Operations	0.9
Medical Products	0.8
Aerospace/Defense — Equipment	0.8
Electronic Components — Misc.	0.8
Industrial Automated/Robotic	0.8
Finance — Other Services	0.8
Semiconductor Equipment	0.7
Textile — Apparel	0.7
Insurance — Property/Casualty	0.7
Commercial Services	0.7
Chemicals — Specialty	0.7
Gas — Distribution	0.7
Insurance — Reinsurance	0.7
Apparel Manufacturers	0.7
Retail — Apparel/Shoe	0.6
Machinery — Electrical	0.6
Real Estate Management/Services	0.6
Soap & Cleaning Preparation	0.6
Computer Services	0.6
Machinery — General Industrial	0.5
Medical — Biomedical/Gene	0.5
Audio/Video Products	0.5
Building — Heavy Construction	0.5
Transport — Services	0.5
Electric — Generation	0.5
Building Products — Cement	0.5
Food — Dairy Products	0.5
Building — Residential/Commercial	0.5
Building & Construction — Misc.	0.5
Building & Construction Products — Misc.	0.4
Rubber — Tires	0.4
Investment Companies	0.4
Athletic Footwear	0.4
Industrial Gases	0.4
Human Resources	0.4
Oil Companies — Exploration & Production	0.4
Diversified Operations	0.4
Retail — Jewelry	0.4
Machinery — Construction & Mining	0.4
Toys	0.4
Multimedia	0.4
Medical Instruments	0.4

Auto/Truck Parts & Equipment — Original	0.3
Aerospace/Defense	0.3
U.S. Government Treasuries	0.3
Oil Refining & Marketing	0.3
Steel — Producers	0.3
Food — Catering	0.3
Electronic Components — Semiconductors	0.3
Power Converter/Supply Equipment	0.3
Office Automation & Equipment	0.3
Airport Development/Maintenance	0.3
Investment Management/Advisor Services	0.3
Commercial Services — Finance	0.3
Public Thoroughfares	0.3
Paper & Related Products	0.3
Dialysis Centers	0.3
Hotels/Motels	0.3
Auto — Heavy Duty Trucks	0.3
Telecom Services	0.2
Casino Hotels	0.2
Transactional Software	0.2
Beverages — Non-alcoholic	0.2
Instruments — Controls	0.2
Optical Supplies	0.2
Building Products — Air & Heating	0.2
Semiconductor Components — Integrated Circuits	0.2
Networking Products	0.2
Private Equity	0.2
Machinery — Farming	0.2
Wireless Equipment	0.2
Coatings/Paint	0.2
Resorts/Theme Parks	0.2
Distribution/Wholesale	0.2
Electric — Distribution	0.2
Finance — Investment Banker/Broker	0.2
Advertising Services	0.2
Electronic Measurement Instruments	0.2
Electric — Transmission	0.2
Entertainment Software	0.2
Medical Labs & Testing Services	0.1
Security Services	0.1
Water	0.1
Electric Products — Misc.	0.1
Publishing — Periodicals	0.1
Finance — Leasing Companies	0.1
Photo Equipment & Supplies	0.1
Energy — Alternate Sources	0.1
Electronic Security Devices	0.1
Computer Aided Design	0.1
Computer Data Security	0.1
Food — Confectionery	0.1
Computers — Integrated Systems	0.1
E-Commerce/Products	0.1
Internet Content — Information/News	0.1
Web Portals/ISP	0.1
Casino Services	0.1
Transport — Marine	0.1
Advertising Agencies	0.1
Gold Mining	0.1
Containers — Paper/Plastic	0.1
Building — Maintenance & Services	0.1
Fisheries	0.1
Diversified Operations/Commercial Services	0.1
E-Commerce/Services	0.1
Miscellaneous Manufacturing	0.1
Food — Meat Products	0.1
Agricultural Chemicals	0.1
Electronics — Military	0.1
Diagnostic Equipment	0.1
Bicycle Manufacturing	0.1

111

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Rental Auto/Equipment	0.1%
Pipelines	0.1
Gas — Transportation	0.1
Applications Software	0.1
Medical — Generic Drugs	0.1
Retail — Home Furnishings	0.1
Printing — Commercial	0.1
Machine Tools & Related Products	0.1
Computers — Memory Devices	0.1
Diagnostic Kits	0.1
Cruise Lines	0.1
Telecommunication Equipment	0.1
Retail — Discount	0.1
Retail — Convenience Store	0.1
MRI/Medical Diagnostic Imaging	0.1
Tools — Hand Held	0.1
Metal — Iron	0.1
Steel Pipe & Tube	0.1
Metal Products — Distribution	0.1
Leisure Products	0.1
Building Products — Doors & Windows	0.1

101.5%

Country Allocation*

Japan	21.7%
United Kingdom	14.6
United States	11.1
France	9.2
Switzerland	8.4
Germany	7.8
Australia	6.5
Netherlands	4.1
Spain	2.7
Hong Kong	2.6
Sweden	2.1
Italy	1.7
Denmark	1.6
Singapore	1.2
Finland	1.1
Belgium	0.9
Jersey	0.6
Norway	0.6
Cayman Islands	0.6
Ireland	0.6
Israel	0.5
Bermuda	0.3
Luxembourg	0.3
New Zealand	0.2
Austria	0.2
SupraNational	0.2
Portugal	0.1

101.5%

*	Calculated as a percentage of net assets

112

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.4%
Australia — 6.5%
AGL Energy, Ltd.	46,199	$657,135
Alumina, Ltd.	188,700	311,832
Amcor, Ltd.	84,245	962,083
AMP, Ltd.#	211,111	316,726
APA Group	80,758	566,909
Aristocrat Leisure, Ltd.	41,068	827,396
ASX, Ltd.	14,268	747,694
Aurizon Holdings, Ltd.	143,587	514,378
AusNet Services	125,630	154,988
Australia & New Zealand Banking Group, Ltd.	204,204	3,940,746
Bank of Queensland, Ltd.#	26,615	170,550
Bendigo & Adelaide Bank, Ltd.	32,122	249,411
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	209,337	5,466,142
BlueScope Steel, Ltd.	40,571	294,836
Boral, Ltd.	82,816	311,173
Brambles, Ltd.	111,996	937,541
Caltex Australia, Ltd.	19,531	356,600
Challenger, Ltd.	41,315	230,197
CIMIC Group, Ltd.	7,629	238,379
Coca-Cola Amatil, Ltd.	36,036	237,663
Cochlear, Ltd.	4,237	587,823
Coles Group, Ltd.†	81,100	699,612
Commonwealth Bank of Australia	125,786	6,834,419
Computershare, Ltd.	32,796	377,488
Crown Resorts, Ltd.	26,919	233,607
CSL, Ltd.	32,109	4,567,069
Dexus	77,563	694,917
Domino’s Pizza Enterprises, Ltd.#	4,349	117,833
Flight Centre Travel Group, Ltd.	4,202	126,782
Fortescue Metals Group, Ltd.	98,450	545,680
Goodman Group	116,569	1,081,738
GPT Group	124,925	498,411
Harvey Norman Holdings, Ltd.#	39,521	113,550
Incitec Pivot, Ltd.	123,358	280,357
Insurance Australia Group, Ltd.	169,510	897,392
LendLease Group	40,862	402,522
Macquarie Group, Ltd.	22,909	1,908,912
Medibank Private, Ltd.	200,714	458,602
Mirvac Group	274,370	575,253
National Australia Bank, Ltd.	197,354	3,619,750
Newcrest Mining, Ltd.	55,681	1,057,112
Orica, Ltd.	27,724	396,450
Origin Energy, Ltd.	125,305	621,470
QBE Insurance Group, Ltd.	98,587	796,882
Ramsay Health Care, Ltd.	9,887	477,648
REA Group, Ltd.	3,971	243,865
Rio Tinto, Ltd.	26,376	1,829,428
Santos, Ltd.	125,818	586,401
Scentre Group	378,348	995,039
SEEK, Ltd.	24,730	357,630
Sonic Healthcare, Ltd.	30,803	558,013
South32, Ltd.	373,260	857,001
Stockland	172,428	528,074
Suncorp Group, Ltd.	91,115	821,630
Sydney Airport	81,016	416,139
Tabcorp Holdings, Ltd.	138,872	433,553
Telstra Corp., Ltd.	291,845	738,527
TPG Telecom, Ltd.	24,261	105,693
Transurban Group	190,095	1,835,182
Treasury Wine Estates, Ltd.	52,547	543,923
Vicinity Centres	242,195	432,683
Washington H. Soul Pattinson & Co., Ltd.	7,655	118,224
Wesfarmers, Ltd.	81,100	2,078,973

Security Description	Shares	Value (Note 2)

Australia (continued)
Westpac Banking Corp.	244,082	$4,647,257
Woodside Petroleum, Ltd.	66,566	1,631,290
Woolworths Group, Ltd.	93,385	2,028,288
WorleyParsons, Ltd.#	22,817	207,315

		67,457,786

Austria — 0.2%
ANDRITZ AG#	5,428	194,923
Erste Group Bank AG	20,673	732,742
OMV AG	10,710	502,713
Raiffeisen Bank International AG	10,543	244,773
Verbund AG#	4,839	242,006
voestalpine AG	8,261	214,930

		2,132,087

Belgium — 0.9%
Ageas	13,267	646,964
Anheuser-Busch InBev SA NV#	54,090	4,399,964
Colruyt SA	4,269	317,034
Groupe Bruxelles Lambert SA	6,021	560,373
KBC Group NV	17,896	1,175,444
Proximus SADP	11,273	325,997
Solvay SA	5,313	497,012
Telenet Group Holding NV	3,920	212,208
UCB SA	9,282	709,008
Umicore SA#	14,944	443,859

		9,287,863

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	47,000	362,741
Dairy Farm International Holdings, Ltd.	24,326	186,058
Hongkong Land Holdings, Ltd.	83,800	546,392
Jardine Matheson Holdings, Ltd.	15,386	986,743
Jardine Strategic Holdings, Ltd.	15,461	577,324
Kerry Properties, Ltd.	46,500	176,243
NWS Holdings, Ltd.	108,000	212,702
Shangri-La Asia, Ltd.	76,000	96,778
Yue Yuen Industrial Holdings, Ltd.	52,500	146,765

		3,291,746

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	21,600	209,172
BeiGene, Ltd. ADR†#	2,318	273,362
CK Asset Holdings, Ltd.	185,308	1,337,156
CK Hutchison Holdings, Ltd.	191,808	1,808,685
Melco Resorts & Entertainment, Ltd. ADR	14,706	283,826
MGM China Holdings, Ltd.#	69,600	107,369
Sands China, Ltd.	177,200	800,286
WH Group, Ltd.*	678,000	607,411
Wharf Real Estate Investment Co., Ltd.	87,000	592,747
Wynn Macau, Ltd.	114,800	244,170

		6,264,184

Denmark — 1.6%
AP Moller - Maersk A/S, Series A	282	283,820
AP Moller - Maersk A/S, Series B	454	480,483
Carlsberg A/S, Class B	7,611	998,889
Chr. Hansen Holding A/S	7,076	736,930
Coloplast A/S, Class B	8,249	879,176
Danske Bank A/S	50,934	830,230
Demant Holding A/S†#	7,179	240,444
Drilling Co. of 1972 A/S†	1,472	94,027
DSV A/S	13,406	1,192,259
Genmab A/S†	4,365	746,081
H. Lundbeck A/S	4,909	195,796

113

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	11,839	$332,839
Novo Nordisk A/S, Class B	129,195	6,089,332
Novozymes A/S, Class B	15,883	745,178
Orsted A/S*	13,325	1,061,576
Pandora A/S	7,845	290,587
Tryg A/S	7,967	248,990
Vestas Wind Systems A/S	13,895	1,128,297

		16,574,934

Finland — 1.1%
Elisa Oyj	10,717	477,613
Fortum Oyj	32,722	698,256
Kone Oyj, Class B	24,420	1,329,740
Metso Oyj	8,320	268,529
Neste Oyj	30,061	1,013,231
Nokia Oyj	400,796	2,004,570
Nokian Renkaat Oyj	8,381	239,058
Nordea Bank Abp	216,439	1,526,443
Orion Oyj, Class B	7,400	241,815
Sampo Oyj, Class A	31,983	1,383,491
Stora Enso Oyj, Class R	40,938	431,393
UPM-Kymmene Oyj	37,990	949,174
Wartsila Oyj Abp	32,816	478,705

		11,042,018

France — 9.2%
Accor SA	13,405	493,865
Aeroports de Paris	2,199	377,202
Air Liquide SA	30,434	3,784,550
Alstom SA	10,970	499,331
Amundi SA*	4,267	276,714
Arkema SA	4,745	399,018
Atos SE	6,676	507,036
AXA SA	136,929	3,368,173
BioMerieux	2,876	234,784
BNP Paribas SA#	79,774	3,635,948
Bollore SA	62,795	283,121
Bouygues SA	15,583	546,135
Bureau Veritas SA#	19,095	449,354
Capgemini SE#	11,338	1,265,203
Carrefour SA	42,064	790,129
Casino Guichard Perrachon SA#	4,178	158,879
Cie de Saint-Gobain	35,192	1,276,314
Cie Generale des Etablissements Michelin SCA	12,203	1,395,789
CNP Assurances	12,765	273,486
Covivio	3,236	339,369
Credit Agricole SA#	79,281	904,033
Danone SA	43,785	3,494,577
Dassault Aviation SA	161	201,088
Dassault Systemes SE	9,148	1,355,749
Edenred	16,741	764,510
Eiffage SA	5,685	542,939
Electricite de France SA	41,631	585,029
Engie SA#	129,463	1,805,136
EssilorLuxottica SA	20,329	2,331,704
Eurazeo SE	2,854	199,931
Eutelsat Communications SA	11,271	197,799
Faurecia SA	5,345	196,331
Gecina SA	3,284	469,032
Getlink SE	31,265	481,691
Hermes International	2,248	1,495,356
ICADE	2,383	202,228
Iliad SA#	1,955	224,537
Imerys SA	2,546	110,746

Security Description	Shares	Value (Note 2)

France (continued)
Ingenico Group SA	3,964	$317,512
Ipsen SA	2,658	317,079
JCDecaux SA	4,947	138,334
Kering SA	5,368	2,788,381
Klepierre SA	14,735	501,028
L’Oreal SA	17,819	4,782,109
Legrand SA	19,248	1,294,729
LVMH Moet Hennessy Louis Vuitton SE	19,738	7,478,485
Natixis SA#	68,466	313,205
Orange SA#	141,400	2,210,108
Pernod Ricard SA	15,176	2,669,614
Peugeot SA	41,562	926,320
Publicis Groupe SA	15,045	822,969
Remy Cointreau SA	1,783	244,868
Renault SA	13,573	815,075
Safran SA	23,256	3,052,085
Sanofi	80,043	6,464,205
Sartorius Stedim Biotech	1,965	272,255
Schneider Electric SE	38,836	3,063,176
SCOR SE	12,143	498,920
SEB SA	1,597	260,631
Societe BIC SA#	1,822	142,038
Societe Generale SA	54,565	1,366,032
Sodexo SA	6,423	738,103
Suez#	26,068	348,279
Teleperformance	4,099	785,966
Thales SA	7,432	817,007
TOTAL SA	168,944	8,739,029
Ubisoft Entertainment SA†	5,591	458,476
Valeo SA#	16,828	444,328
Veolia Environnement SA	37,862	878,370
Vinci SA	36,054	3,558,784
Vivendi SA#	64,971	1,746,230
Wendel SA	2,062	261,408
Worldline SA†*	5,840	350,970

		95,782,924

Germany — 7.8%
1&1 Drillisch AG	3,752	115,042
adidas AG	12,817	3,668,193
Allianz SE	30,160	6,698,965
Axel Springer SE	3,450	213,744
BASF SE	65,311	4,312,512
Bayer AG	66,310	3,911,187
Bayerische Motoren Werke AG	23,321	1,615,298
Bayerische Motoren Werke AG (Preference Shares)	3,981	235,870
Beiersdorf AG	7,163	824,592
Brenntag AG	11,150	518,089
Carl Zeiss Meditec AG BR	2,860	268,940
Commerzbank AG	71,324	502,390
Continental AG	7,919	1,078,077
Covestro AG*	12,353	540,367
Daimler AG	64,828	3,363,397
Delivery Hero SE†*	7,992	343,325
Deutsche Bank AG	139,746	948,759
Deutsche Boerse AG	13,585	1,877,855
Deutsche Lufthansa AG	17,562	334,065
Deutsche Post AG	70,201	2,068,292
Deutsche Telekom AG	235,411	3,973,412
Deutsche Wohnen SE	25,137	1,186,474
E.ON SE	155,437	1,623,417
Evonik Industries AG	13,245	347,637
Fraport AG Frankfurt Airport Services Worldwide	2,772	218,168
Fresenius Medical Care AG & Co. KGaA	15,139	1,104,714

114

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Co. KGaA	29,462	$1,495,629
Fuchs Petrolub SE (Preference Shares)	5,403	210,655
GEA Group AG	11,544	315,240
Hannover Rueck SE	4,474	670,768
HeidelbergCement AG	10,443	776,715
Henkel AG & Co. KGaA	7,591	657,449
Henkel AG & Co. KGaA (Preference Shares)	12,683	1,158,571
HOCHTIEF AG	1,463	173,741
HUGO BOSS AG	4,860	282,786
Infineon Technologies AG	80,604	1,453,950
Innogy SE*	9,817	445,034
KION Group AG	5,015	273,283
Knorr-Bremse AG†	3,436	378,320
LANXESS AG	6,214	311,212
Merck KGaA	9,357	903,710
METRO AG	12,056	189,915
MTU Aero Engines AG	3,634	785,759
Muenchener Rueckversicherungs-Gesellschaft AG	10,633	2,566,556
Porsche Automobil Holding SE (Preference Shares)	10,897	679,174
Puma SE	593	344,972
RWE AG	38,865	970,796
SAP SE	69,824	8,628,347
Sartorius AG (Preference Shares)	2,528	479,863
Siemens AG	54,333	6,155,363
Siemens Healthineers AG*	10,641	413,740
Symrise AG	8,980	841,681
Telefonica Deutschland Holding AG	53,043	148,770
thyssenkrupp AG	28,752	363,935
TUI AG	31,357	289,901
Uniper SE	14,171	397,486
United Internet AG	8,730	312,437
Volkswagen AG	2,310	366,828
Volkswagen AG (Preference Shares)	13,109	2,045,335
Vonovia SE	34,525	1,810,806
Wirecard AG	8,322	1,301,791
Zalando SE†*	8,906	353,441

		80,846,740

Hong Kong — 2.6%
AIA Group, Ltd.	856,000	8,019,338
Bank of East Asia, Ltd.	85,600	266,182
BOC Hong Kong Holdings, Ltd.	265,500	1,017,121
CLP Holdings, Ltd.	118,500	1,339,685
Galaxy Entertainment Group, Ltd.	154,000	929,152
Hang Lung Properties, Ltd.	146,000	306,632
Hang Seng Bank, Ltd.	54,600	1,366,866
Henderson Land Development Co., Ltd.	102,231	527,415
Hong Kong & China Gas Co., Ltd.	722,616	1,594,971
Hong Kong Exchanges & Clearing, Ltd.	83,900	2,660,956
Hysan Development Co., Ltd.	44,000	228,610
Link REIT	150,000	1,798,228
MTR Corp., Ltd.	104,000	635,432
New World Development Co., Ltd.	435,000	639,415
PCCW, Ltd.	296,000	168,332
Power Assets Holdings, Ltd.	100,500	694,535
Sino Land Co., Ltd.	236,000	376,675
SJM Holdings, Ltd.	141,000	155,673
Sun Hung Kai Properties, Ltd.	114,500	1,809,904
Swire Pacific, Ltd., Class A	35,500	419,821
Swire Properties, Ltd.	84,600	347,988
Techtronic Industries Co., Ltd.	100,500	639,009
Vitasoy International Holdings, Ltd.	52,000	278,919
Wharf Holdings, Ltd.	87,000	222,054
Wheelock & Co., Ltd.	58,000	383,154

		26,826,067

Security Description	Shares	Value (Note 2)

Ireland — 0.6%
AIB Group PLC	57,638	$235,299
Bank of Ireland Group PLC	67,506	359,705
CRH PLC	57,650	1,803,553
DCC PLC	6,981	587,904
Flutter Entertainment PLC†	6,043	430,395
James Hardie Industries PLC CDI	31,649	401,559
Kerry Group PLC, Class A	11,285	1,303,902
Kingspan Group PLC	10,883	565,342
Smurfit Kappa Group PLC	16,002	442,151

		6,129,810

Isle of Man — 0.0%
GVC Holdings PLC	38,647	293,595

Israel — 0.5%
Azrieli Group, Ltd.	2,644	157,937
Bank Hapoalim B.M.	77,903	560,657
Bank Leumi Le-Israel B.M.	107,071	718,080
Bezeq The Israeli Telecommunication Corp., Ltd.	140,855	86,606
Check Point Software Technologies, Ltd.†	8,881	979,397
CyberArk Software, Ltd.†	2,643	349,008
Elbit Systems, Ltd.	1,658	236,001
Israel Chemicals, Ltd.	50,805	254,561
Mizrahi Tefahot Bank, Ltd.	10,165	222,217
NICE, Ltd.†	4,310	601,346
Teva Pharmaceutical Industries, Ltd. ADR†	77,423	669,709
Wix.com, Ltd.†	3,092	424,655

		5,260,174

Italy — 1.7%
Assicurazioni Generali SpA	77,850	1,366,198
Atlantia SpA	35,133	878,685
Davide Campari-Milano SpA	40,454	394,815
Enel SpA	578,403	3,604,194
Eni SpA	181,577	2,739,262
FinecoBank Banca Fineco SpA	36,777	379,953
Intesa Sanpaolo SpA#	1,058,103	2,166,052
Leonardo SpA	29,108	322,741
Mediobanca Banca di Credito Finanziario SpA	44,112	406,618
Moncler SpA	12,722	467,617
Pirelli & C SpA#*	28,567	162,802
Poste Italiane SpA*	37,230	361,583
Prysmian SpA†	17,080	284,235
Recordati SpA	7,375	304,482
Snam SpA	147,897	743,241
Telecom Italia SpA†	648,161	317,759
Telecom Italia SpA RSP	450,374	209,867
Terna Rete Elettrica Nazionale SpA	101,169	618,683
UniCredit SpA	142,159	1,613,009

		17,341,796

Japan — 21.7%
ABC-Mart, Inc.	2,300	143,519
Acom Co., Ltd.	29,500	98,861
Advantest Corp.	14,200	329,132
Aeon Co., Ltd.	46,500	801,678
AEON Financial Service Co., Ltd.	8,100	129,255
Aeon Mall Co., Ltd.	8,200	120,143
AGC, Inc.	13,200	423,132
Air Water, Inc.	11,500	171,039
Aisin Seiki Co., Ltd.	11,600	384,190
Ajinomoto Co., Inc.	32,700	554,872
Alfresa Holdings Corp.	12,900	324,667
Alps Alpine Co., Ltd.	14,202	234,810
Amada Holdings Co., Ltd.	24,800	253,491

115

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
ANA Holdings, Inc.	8,700	$290,787
Aozora Bank, Ltd.	8,300	200,870
Asahi Group Holdings, Ltd.	25,800	1,130,432
Asahi Intecc Co., Ltd.	6,900	352,081
Asahi Kasei Corp.	91,100	937,301
Astellas Pharma, Inc.	133,800	1,789,666
Bandai Namco Holdings, Inc.	14,100	692,423
Bank of Kyoto, Ltd.	3,700	143,731
Benesse Holdings, Inc.	4,800	111,404
Bridgestone Corp.	40,600	1,510,270
Brother Industries, Ltd.	17,300	293,492
Calbee, Inc.	5,300	149,814
Canon, Inc.	71,600	2,016,834
Casio Computer Co., Ltd.	15,400	170,865
Central Japan Railway Co.	10,200	2,125,582
Chiba Bank, Ltd.	42,800	203,537
Chubu Electric Power Co., Inc.	43,500	594,039
Chugai Pharmaceutical Co., Ltd.	16,300	1,086,240
Chugoku Electric Power Co., Inc.	19,900	249,145
Coca-Cola Bottlers Japan Holdings, Inc.#	8,802	200,106
Concordia Financial Group, Ltd.	76,400	290,693
Credit Saison Co., Ltd.	10,700	115,194
CyberAgent, Inc.	7,249	277,957
Dai Nippon Printing Co., Ltd.	18,300	396,298
Dai-ichi Life Holdings, Inc.	75,800	1,090,033
Daicel Corp.	19,000	160,939
Daifuku Co., Ltd.	6,991	347,712
Daiichi Sankyo Co., Ltd.	40,300	1,948,035
Daikin Industries, Ltd.	17,600	2,132,292
Daito Trust Construction Co., Ltd.	5,200	676,676
Daiwa House Industry Co., Ltd.	40,100	1,198,517
Daiwa House REIT Investment Corp.	120	283,986
Daiwa Securities Group, Inc.	114,700	500,861
Denso Corp.	31,000	1,193,744
Dentsu, Inc.	15,300	498,078
Disco Corp.	2,100	289,767
East Japan Railway Co.	22,000	2,087,816
Eisai Co., Ltd.	17,800	1,044,007
Electric Power Development Co., Ltd.	10,300	225,651
FamilyMart UNY Holdings Co., Ltd.	18,000	433,054
FANUC Corp.	13,700	2,309,453
Fast Retailing Co., Ltd.	4,100	2,371,669
Fuji Electric Co., Ltd.	8,100	269,939
FUJIFILM Holdings Corp.	25,600	1,221,518
Fujitsu, Ltd.	14,100	954,021
Fukuoka Financial Group, Inc.	10,900	185,040
GMO Payment Gateway, Inc.	2,900	193,656
Hakuhodo DY Holdings, Inc.	17,100	267,132
Hamamatsu Photonics KK	10,100	357,629
Hankyu Hanshin Holdings, Inc.	16,600	594,541
Hikari Tsushin, Inc.	1,500	303,421
Hino Motors, Ltd.	18,400	145,755
Hirose Electric Co., Ltd.	2,335	254,162
Hisamitsu Pharmaceutical Co., Inc.	4,100	163,137
Hitachi Chemical Co., Ltd.	7,600	202,473
Hitachi Construction Machinery Co., Ltd.	7,900	182,457
Hitachi High-Technologies Corp.	4,400	185,657
Hitachi Metals, Ltd.	16,200	160,217
Hitachi, Ltd.	68,700	2,314,718
Honda Motor Co., Ltd.	115,900	2,856,814
Hoshizaki Corp.	3,900	295,401
Hoya Corp.	27,400	1,896,277
Hulic Co., Ltd.	21,500	169,826
Idemitsu Kosan Co., Ltd.	13,976	392,357

Security Description	Shares	Value (Note 2)

Japan (continued)
IHI Corp.	11,100	$247,001
Iida Group Holdings Co., Ltd.	10,500	165,889
Inpex Corp.	72,800	584,752
Isetan Mitsukoshi Holdings, Ltd.	24,300	200,872
Isuzu Motors, Ltd.	39,200	427,879
ITOCHU Corp.	95,700	1,762,697
Itochu Techno-Solutions Corp.	6,800	168,785
J. Front Retailing Co., Ltd.	17,400	180,765
Japan Airlines Co., Ltd.	8,900	279,395
Japan Airport Terminal Co., Ltd.	3,000	113,750
Japan Exchange Group, Inc.	36,200	558,315
Japan Post Bank Co., Ltd.	29,600	303,310
Japan Post Holdings Co., Ltd.	111,900	1,239,562
Japan Prime Realty Investment Corp.	56	239,726
Japan Real Estate Investment Corp.	92	547,398
Japan Retail Fund Investment Corp.	180	362,886
Japan Tobacco, Inc.#	85,300	1,956,401
JFE Holdings, Inc.	36,100	498,321
JGC Corp.	14,300	189,203
JSR Corp.	13,000	183,790
JTEKT Corp.	14,800	155,538
JXTG Holdings, Inc.	232,000	1,099,901
Kajima Corp.	31,300	428,791
Kakaku.com, Inc.	10,700	215,494
Kamigumi Co., Ltd.	7,500	176,242
Kaneka Corp.	3,900	134,472
Kansai Electric Power Co., Inc.	51,600	599,936
Kansai Paint Co., Ltd.	12,600	237,204
Kao Corp.	35,100	2,729,083
Kawasaki Heavy Industries, Ltd.	10,400	231,141
KDDI Corp.	126,000	3,236,313
Keihan Holdings Co., Ltd.	7,200	310,879
Keikyu Corp.	16,399	276,762
Keio Corp.	7,400	492,079
Keisei Electric Railway Co., Ltd.	9,400	351,501
Keyence Corp.	6,500	3,646,037
Kikkoman Corp.	9,900	408,676
Kintetsu Group Holdings Co., Ltd.	12,400	592,789
Kirin Holdings Co., Ltd.	58,700	1,273,182
Kobayashi Pharmaceutical Co., Ltd.	3,401	251,251
Kobe Steel, Ltd.	22,300	137,983
Koito Manufacturing Co., Ltd.	7,500	345,768
Komatsu, Ltd.	65,700	1,444,229
Konami Holdings Corp.	6,600	311,373
Konica Minolta, Inc.	32,200	281,786
Kose Corp.	2,379	373,602
Kubota Corp.	74,400	1,129,644
Kuraray Co., Ltd.	22,500	256,922
Kurita Water Industries, Ltd.	7,400	176,325
Kyocera Corp.	22,900	1,395,481
Kyowa Hakko Kirin Co., Ltd.#	18,100	340,962
Kyushu Electric Power Co., Inc.	27,100	267,381
Kyushu Railway Co.	11,500	342,487
Lawson, Inc.	3,500	163,563
LINE Corp.†#	5,100	148,760
Lion Corp.	15,800	304,708
LIXIL Group Corp.	19,400	247,843
M3, Inc.	30,600	575,660
Makita Corp.	15,800	553,411
Marubeni Corp.	112,200	704,235
Marui Group Co., Ltd.	14,700	306,521
Maruichi Steel Tube, Ltd.	3,300	86,436
Mazda Motor Corp.	39,800	386,211
McDonald’s Holdings Co. Japan, Ltd.	4,700	213,625

116

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mebuki Financial Group, Inc.	66,900	$167,912
Medipal Holdings Corp.	12,000	259,143
MEIJI Holdings Co., Ltd.	8,100	567,455
Mercari, Inc.†	5,300	156,508
Minebea Mitsumi, Inc.	26,800	389,299
MISUMI Group, Inc.	19,500	455,689
Mitsubishi Chemical Holdings Corp.	91,200	596,340
Mitsubishi Corp.	96,100	2,497,283
Mitsubishi Electric Corp.	129,800	1,611,077
Mitsubishi Estate Co., Ltd.	84,100	1,542,490
Mitsubishi Gas Chemical Co., Inc.	11,700	144,913
Mitsubishi Heavy Industries, Ltd.	22,200	970,651
Mitsubishi Materials Corp.	7,900	205,934
Mitsubishi Motors Corp.	47,700	223,509
Mitsubishi Tanabe Pharma Corp.	16,300	191,730
Mitsubishi UFJ Financial Group, Inc.	874,100	4,033,077
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,000	143,440
Mitsui & Co., Ltd.	117,700	1,811,065
Mitsui Chemicals, Inc.	13,300	289,739
Mitsui Fudosan Co., Ltd.	64,300	1,554,072
Mitsui OSK Lines, Ltd.	7,899	167,014
Mizuho Financial Group, Inc.	1,711,300	2,414,371
MonotaRO Co., Ltd.#	8,900	188,624
MS&AD Insurance Group Holdings, Inc.	33,800	1,067,706
Murata Manufacturing Co., Ltd.	40,800	1,762,342
Nabtesco Corp.	8,300	206,512
Nagoya Railroad Co., Ltd.	13,000	358,038
NEC Corp.	19,000	700,132
Nexon Co., Ltd.†	35,000	519,223
NGK Insulators, Ltd.	19,000	256,519
NGK Spark Plug Co., Ltd.	11,300	198,135
NH Foods, Ltd.	6,500	262,308
Nidec Corp.	15,900	1,971,333
Nikon Corp.	22,800	311,370
Nintendo Co., Ltd.	8,100	2,864,135
Nippon Building Fund, Inc.	95	650,048
Nippon Electric Glass Co., Ltd.#	5,500	131,813
Nippon Express Co., Ltd.	5,300	281,091
Nippon Paint Holdings Co., Ltd.#	10,400	409,058
Nippon Prologis REIT, Inc.	129	280,857
Nippon Steel Corp.	57,400	949,113
Nippon Telegraph & Telephone Corp.	45,700	2,045,067
Nippon Yusen KK	11,700	175,723
Nissan Chemical Corp.	8,700	366,843
Nissan Motor Co., Ltd.	166,000	1,123,188
Nisshin Seifun Group, Inc.	14,100	327,744
Nissin Foods Holdings Co., Ltd.	4,200	252,484
Nitori Holdings Co., Ltd.	5,600	666,275
Nitto Denko Corp.	11,500	501,742
Nomura Holdings, Inc.	246,600	773,596
Nomura Real Estate Holdings, Inc.	9,000	184,346
Nomura Real Estate Master Fund, Inc.	276	428,595
Nomura Research Institute, Ltd.	7,900	384,090
NSK, Ltd.	27,500	218,957
NTT Data Corp.	44,500	530,045
NTT DOCOMO, Inc.	94,100	2,158,746
Obayashi Corp.	46,800	429,626
OBIC Co., Ltd.	4,600	552,277
Odakyu Electric Railway Co., Ltd.	20,899	515,932
Oji Holdings Corp.	57,400	295,401
Olympus Corp.	82,400	970,974
Omron Corp.	13,600	639,143
Ono Pharmaceutical Co., Ltd.	27,100	476,797
Oracle Corp. Japan	2,600	180,085

Security Description	Shares	Value (Note 2)

Japan (continued)
Oriental Land Co., Ltd.	14,200	$1,731,556
ORIX Corp.	93,400	1,315,243
Osaka Gas Co., Ltd.	27,200	482,764
Otsuka Corp.	6,700	259,818
Otsuka Holdings Co., Ltd.	27,700	929,656
Pan Pacific International Holdings Corp	7,900	486,526
Panasonic Corp.	156,130	1,236,215
Park24 Co., Ltd.	7,300	136,499
PeptiDream, Inc.†	6,600	326,913
Persol Holdings Co., Ltd.	12,574	265,407
Pigeon Corp.	8,200	308,140
Pola Orbis Holdings, Inc.	6,232	172,317
Rakuten, Inc.	61,200	634,094
Recruit Holdings Co., Ltd.	84,383	2,692,242
Renesas Electronics Corp.†	59,700	266,473
Resona Holdings, Inc.	148,700	626,695
Ricoh Co., Ltd.	47,800	461,705
Rinnai Corp.	2,500	163,019
Rohm Co., Ltd.	6,700	410,862
Ryohin Keikaku Co., Ltd.	1,714	309,403
Sankyo Co., Ltd.	3,400	129,879
Santen Pharmaceutical Co., Ltd.	26,700	382,311
SBI Holdings, Inc.	16,000	367,390
Secom Co., Ltd.	14,800	1,266,617
Sega Sammy Holdings, Inc.	13,200	155,990
Seibu Holdings, Inc.	15,700	261,832
Seiko Epson Corp.	20,100	294,486
Sekisui Chemical Co., Ltd.	28,000	409,390
Sekisui House, Ltd.	43,300	692,482
Seven & i Holdings Co., Ltd.	53,100	1,787,765
Seven Bank, Ltd.	43,600	111,139
SG Holdings Co., Ltd.	10,228	277,181
Sharp Corp.#	15,100	136,045
Shimadzu Corp.	15,900	395,117
Shimamura Co., Ltd.	1,500	114,267
Shimano, Inc.	5,300	811,636
Shimizu Corp.	37,500	305,388
Shin-Etsu Chemical Co., Ltd.	26,100	2,162,203
Shinsei Bank, Ltd.	11,800	166,450
Shionogi & Co., Ltd.	19,100	1,040,173
Shiseido Co., Ltd.	28,400	2,037,196
Shizuoka Bank, Ltd.	32,200	253,203
Showa Denko KK#	9,600	260,746
SMC Corp.	4,100	1,337,911
Softbank Corp.#	119,000	1,547,276
SoftBank Group Corp.	58,700	5,507,765
Sohgo Security Services Co., Ltd.	5,100	245,883
Sompo Holdings, Inc.	23,700	892,586
Sony Corp.	89,900	4,324,117
Sony Financial Holdings, Inc.	10,800	238,210
Stanley Electric Co., Ltd.	10,300	234,200
Subaru Corp.	43,500	1,004,796
SUMCO Corp.#	16,604	180,920
Sumitomo Chemical Co., Ltd.	108,600	466,536
Sumitomo Corp.	84,400	1,218,257
Sumitomo Dainippon Pharma Co., Ltd.	11,500	236,103
Sumitomo Electric Industries, Ltd.	53,700	647,876
Sumitomo Heavy Industries, Ltd.	7,900	248,652
Sumitomo Metal Mining Co., Ltd.	16,900	440,099
Sumitomo Mitsui Financial Group, Inc.	94,500	3,285,575
Sumitomo Mitsui Trust Holdings, Inc.	23,400	854,130
Sumitomo Realty & Development Co., Ltd.	23,700	872,692
Sumitomo Rubber Industries, Ltd.#	12,700	140,055
Sundrug Co., Ltd.	5,280	132,424

117

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Suntory Beverage & Food, Ltd.	10,200	$423,575
Suzuken Co., Ltd.	5,500	337,485
Suzuki Motor Corp.	26,200	1,247,966
Sysmex Corp.	11,800	815,912
T&D Holdings, Inc.	38,800	402,559
Taiheiyo Cement Corp.	8,600	253,012
Taisei Corp.	14,800	538,579
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	203,230
Taiyo Nippon Sanso Corp.	9,200	172,314
Takeda Pharmaceutical Co., Ltd.	105,600	3,559,870
Takeda Pharmaceutical Co., Ltd. ADR#	0	2
TDK Corp.	9,200	619,674
Teijin, Ltd.	13,500	219,564
Terumo Corp.	45,900	1,297,525
THK Co., Ltd.	8,100	163,684
Tobu Railway Co., Ltd.	14,000	407,459
Toho Co., Ltd.	8,000	342,845
Toho Gas Co., Ltd.	5,800	225,555
Tohoku Electric Power Co., Inc.	30,000	305,161
Tokio Marine Holdings, Inc.	46,000	2,278,511
Tokyo Century Corp.	3,016	121,337
Tokyo Electric Power Co. Holdings, Inc.†	106,600	547,014
Tokyo Electron, Ltd.	11,100	1,492,199
Tokyo Gas Co., Ltd.	27,200	676,197
Tokyu Corp.	35,500	629,699
Tokyu Fudosan Holdings Corp.	43,000	239,251
Toppan Printing Co., Ltd.	18,100	264,132
Toray Industries, Inc.	99,500	683,296
Toshiba Corp.	39,600	1,258,451
Tosoh Corp.	18,400	231,462
TOTO, Ltd.	10,000	372,038
Toyo Seikan Group Holdings, Ltd.	11,700	220,000
Toyo Suisan Kaisha, Ltd.	5,800	226,829
Toyoda Gosei Co., Ltd.	4,600	80,284
Toyota Industries Corp.	10,400	532,179
Toyota Motor Corp.	162,300	9,560,473
Toyota Tsusho Corp.	15,400	441,675
Trend Micro, Inc.	8,800	394,995
Tsuruha Holdings, Inc.#	2,504	200,302
Unicharm Corp.	28,700	856,306
United Urban Investment Corp.	214	353,331
USS Co., Ltd.	16,299	308,153
Welcia Holdings Co., Ltd.	3,400	119,217
West Japan Railway Co.	11,700	915,504
Yahoo Japan Corp.	202,400	581,738
Yakult Honsha Co., Ltd.	8,500	483,870
Yamada Denki Co., Ltd.	48,800	228,716
Yamaha Corp.	9,800	440,834
Yamaha Motor Co., Ltd.#	19,200	326,584
Yamato Holdings Co., Ltd.	21,900	442,179
Yamazaki Baking Co., Ltd.	8,700	130,135
Yaskawa Electric Corp.	17,200	496,578
Yokogawa Electric Corp.	15,400	297,519
Yokohama Rubber Co., Ltd.	7,200	120,133
ZOZO, Inc.	13,693	234,687

		226,579,891

Jersey — 0.6%
Experian PLC	65,512	1,980,097
Ferguson PLC	16,520	1,067,059
Glencore PLC	790,579	2,550,287
WPP PLC	90,261	1,075,917

		6,673,360

Security Description	Shares	Value (Note 2)

Luxembourg — 0.3%
ArcelorMittal	47,219	$696,514
Aroundtown SA	54,943	466,519
Eurofins Scientific SE#	780	354,107
Millicom International Cellular SA	4,849	272,164
RTL Group SA	2,866	136,845
SES SA FDR	25,672	388,077
Tenaris SA	34,782	407,368

		2,721,594

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	518,800	99,989

Netherlands — 4.1%
ABN AMRO Group NV CVA*	29,746	627,785
Adyen NV†*	735	591,015
Aegon NV	124,502	568,314
AerCap Holdings NV†	8,895	398,674
Airbus SE	41,334	5,311,418
Akzo Nobel NV	15,928	1,341,680
ASML Holding NV	30,246	5,699,377
CNH Industrial NV	72,618	629,823
EXOR NV	7,397	463,602
Ferrari NV	8,741	1,244,739
Fiat Chrysler Automobiles NV	76,112	969,197
Heineken Holding NV	8,495	839,830
Heineken NV	18,420	1,932,322
ING Groep NV	275,827	2,977,697
Koninklijke Ahold Delhaize NV	84,110	1,890,078
Koninklijke DSM NV	12,811	1,439,741
Koninklijke KPN NV	242,974	742,854
Koninklijke Philips NV	65,811	2,593,058
Koninklijke Vopak NV	5,185	211,842
NN Group NV	21,332	809,155
NXP Semiconductors NV	20,997	1,851,095
QIAGEN NV†	16,099	614,276
Randstad NV	8,445	434,345
STMicroelectronics NV#	48,606	739,729
Unilever NV CVA	103,565	6,241,512
Wolters Kluwer NV	19,876	1,386,900

		42,550,058

New Zealand — 0.2%
a2 Milk Co., Ltd.†	52,170	538,019
Auckland International Airport, Ltd.	71,869	411,568
Fisher & Paykel Healthcare Corp., Ltd.	40,224	404,026
Fletcher Building, Ltd.	62,993	215,766
Meridian Energy, Ltd.	90,234	249,642
Ryman Healthcare, Ltd.	27,870	210,787
Spark New Zealand, Ltd.	135,072	336,579

		2,366,387

Norway — 0.6%
Aker BP ASA	7,648	205,428
DNB ASA	69,483	1,177,293
Equinor ASA	71,169	1,360,185
Gjensidige Forsikring ASA	14,948	290,857
Mowi ASA#	31,167	722,674
Norsk Hydro ASA	99,265	346,455
Orkla ASA	58,084	502,742
Schibsted ASA, Class B	6,450	162,762
Telenor ASA	52,282	1,074,276
Yara International ASA	13,239	568,077

		6,410,749

Papua New Guinea — 0.0%
Oil Search, Ltd.	97,716	476,373

118

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Portugal — 0.1%
Banco Espirito Santo SA†(1)	213,818	$0
EDP - Energias de Portugal SA	182,275	661,962
Galp Energia SGPS SA	35,342	530,692
Jeronimo Martins SGPS SA	18,410	279,835

		1,472,489

Singapore — 1.2%
Ascendas Real Estate Investment Trust	187,800	399,203
CapitaLand Commercial Trust	186,300	261,753
CapitaLand Mall Trust	177,900	312,114
CapitaLand, Ltd.	187,800	440,237
City Developments, Ltd.	29,600	177,134
ComfortDelGro Corp., Ltd.	149,100	267,024
DBS Group Holdings, Ltd.	126,100	2,227,744
Genting Singapore, Ltd.	447,600	283,139
Jardine Cycle & Carriage, Ltd.	7,600	186,839
Keppel Corp., Ltd.	105,000	460,942
Oversea-Chinese Banking Corp., Ltd.	226,900	1,746,216
SATS, Ltd.	46,400	171,259
Sembcorp Industries, Ltd.	71,200	124,725
Singapore Airlines, Ltd.	40,100	265,944
Singapore Exchange, Ltd.	57,300	307,847
Singapore Press Holdings, Ltd.#	117,600	200,334
Singapore Technologies Engineering, Ltd.	113,600	323,357
Singapore Telecommunications, Ltd.	577,700	1,345,794
Suntec Real Estate Investment Trust	133,300	176,613
United Overseas Bank, Ltd.	89,600	1,531,812
UOL Group, Ltd.	32,600	160,438
Venture Corp., Ltd.	19,152	209,599
Wilmar International, Ltd.	133,900	320,704
Yangzijiang Shipbuilding Holdings, Ltd.	169,500	169,053

		12,069,824

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	17,962	738,796
Aena SME SA*	4,917	904,298
Amadeus IT Group SA	31,515	2,401,591
Banco Bilbao Vizcaya Argentaria SA	471,742	2,559,566
Banco de Sabadell SA	379,955	420,731
Banco Santander SA	1,155,984	5,092,011
Bankia SA#	87,667	221,244
Bankinter SA	49,434	357,207
CaixaBank SA	253,681	779,227
Cellnex Telecom SA*	13,798	484,609
Enagas SA	16,049	438,540
Endesa SA	22,893	570,294
Ferrovial SA	34,570	824,664
Grifols SA#	22,026	564,664
Iberdrola SA	416,984	3,878,987
Industria de Diseno Textil SA	77,637	2,084,488
Mapfre SA	68,236	200,272
Naturgy Energy Group SA	21,331	607,965
Red Electrica Corp. SA	31,823	676,525
Repsol SA	101,934	1,641,791
Siemens Gamesa Renewable Energy SA	16,898	262,644
Telefonica SA	332,173	2,659,632

		28,369,746

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	178,269	174,370
HKT Trust & HKT, Ltd.	263,000	414,340
Unibail-Rodamco-Westfield	9,807	1,482,914

		2,071,624

Security Description	Shares	Value (Note 2)

Sweden — 2.1%
Alfa Laval AB	20,730	$425,098
Assa Abloy AB, Class B	71,393	1,388,460
Atlas Copco AB, Class A	47,681	1,284,814
Atlas Copco AB, Class B	28,670	694,604
Boliden AB	20,092	456,549
Boliden AB†	20,092	8,985
Electrolux AB, Series B	16,026	347,769
Epiroc AB, Class A	47,681	443,802
Epiroc AB, Class B	28,670	259,068
Essity AB, Class B	43,520	1,277,536
Hennes & Mauritz AB, Class B	57,084	854,273
Hexagon AB, Class B	18,818	873,609
Husqvarna AB, Class B	30,029	250,873
ICA Gruppen AB	5,657	225,538
Industrivarden AB, Class C	11,791	237,920
Investor AB, Class B	32,680	1,412,192
Kinnevik AB, Class B	17,317	441,185
L E Lundbergforetagen AB, Class B	5,083	167,004
Lundin Petroleum AB	13,223	358,812
Sandvik AB	79,957	1,233,187
Securitas AB, Class B	23,107	381,857
Skandinaviska Enskilda Banken AB, Class A	115,760	1,027,510
Skanska AB, Class B	24,109	393,938
SKF AB, Class B	26,909	417,207
Svenska Handelsbanken AB, Class A	106,313	1,047,940
Swedbank AB, Class A	65,004	930,478
Swedish Match AB	12,694	573,361
Tele2 AB, Class B	35,477	489,256
Telefonaktiebolaget LM Ericsson, Class B	218,809	2,111,874
Telia Co AB	198,089	829,012
Volvo AB, Class B	105,538	1,473,784

		22,317,495

Switzerland — 8.4%
ABB, Ltd.	130,187	2,383,358
Adecco Group AG	11,245	604,451
Alcon, Inc.†	30,832	1,793,106
Baloise Holding AG	3,494	580,693
Barry Callebaut AG	162	317,755
Chocoladefabriken Lindt & Spruengli AG	7	523,851
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	72	471,453
Cie Financiere Richemont SA	36,825	2,703,719
Clariant AG	14,146	257,255
Coca-Cola HBC AG	14,325	517,231
Credit Suisse Group AG	182,087	2,063,162
Dufry AG	3,062	250,547
EMS-Chemie Holding AG	608	363,522
Geberit AG	2,616	1,151,996
Givaudan SA	656	1,734,288
Julius Baer Group, Ltd.	15,909	628,540
Kuehne & Nagel International AG#	4,014	532,509
LafargeHolcim, Ltd.	34,670	1,659,155
Lonza Group AG	5,236	1,608,288
Nestle SA	217,662	21,617,633
Novartis AG	154,160	13,239,716
Pargesa Holding SA	2,743	202,842
Partners Group Holding AG	1,328	930,968
Roche Holding AG	49,925	13,101,381
Schindler Holding AG	1,430	293,246
Schindler Holding AG (Participation Certificate)	2,834	595,937
SGS SA	390	985,320
Sika AG	9,142	1,356,991
Sonova Holding AG	3,947	877,879

119

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Straumann Holding AG	734	$603,621
Swatch Group AG (TRQX)	3,667	176,577
Swatch Group AG (XEGT)	2,187	547,994
Swiss Life Holding AG	2,432	1,105,235
Swiss Prime Site AG	5,397	439,607
Swiss Re AG	21,657	2,051,405
Swisscom AG#	1,863	891,611
Temenos AG	4,543	789,075
UBS Group AG	274,423	3,157,024
Vifor Pharma AG#	3,235	446,090
Zurich Insurance Group AG	10,728	3,475,942

		87,030,973

United Kingdom — 14.6%
3i Group PLC	68,741	911,784
Admiral Group PLC	13,417	350,169
Anglo American PLC	75,007	1,799,946
Antofagasta PLC	28,960	287,257
Ashtead Group PLC	33,587	788,579
Associated British Foods PLC	25,547	797,882
AstraZeneca PLC	89,905	6,634,295
Auto Trader Group PLC*	71,300	540,721
Aviva PLC	278,372	1,426,029
BAE Systems PLC	226,237	1,295,954
Barclays PLC	1,216,032	2,298,416
Barratt Developments PLC	72,142	509,246
Berkeley Group Holdings PLC	9,227	408,049
BHP Group PLC	150,087	3,381,902
BP PLC	1,439,551	9,763,181
British American Tobacco PLC	163,186	5,664,817
British Land Co. PLC	66,038	446,028
BT Group PLC	596,600	1,462,417
Bunzl PLC	23,899	639,643
Burberry Group PLC	30,449	653,598
Carnival PLC	12,329	609,065
Centrica PLC	385,717	455,230
Coca-Cola European Partners PLC	16,850	933,490
Compass Group PLC	112,849	2,553,434
Croda International PLC	9,068	581,977
Diageo PLC	171,809	7,222,239
Direct Line Insurance Group PLC	100,658	403,166
easyJet PLC	11,959	131,803
Evraz PLC	35,895	267,321
Fresnillo PLC#	15,990	154,826
G4S PLC	112,573	298,268
GlaxoSmithKline PLC	352,925	6,814,932
Halma PLC	26,976	623,384
Hargreaves Lansdown PLC	20,264	578,492
HSBC Holdings PLC	1,424,756	11,623,854
Imperial Brands PLC	67,747	1,641,616
Informa PLC	88,940	870,768
InterContinental Hotels Group PLC	12,009	775,978
Intertek Group PLC	11,469	769,082
Investec PLC	46,487	271,502
ITV PLC	258,732	350,121
J Sainsbury PLC	124,973	315,312
John Wood Group PLC	47,909	235,217
Johnson Matthey PLC	13,823	541,848
Kingfisher PLC	157,283	424,379
Land Securities Group PLC	50,051	524,558
Legal & General Group PLC	424,066	1,377,583
Lloyds Banking Group PLC	5,054,797	3,648,722
London Stock Exchange Group PLC	22,709	1,513,026
Marks & Spencer Group PLC	118,895	336,622
Meggitt PLC	58,387	362,479
Melrose Industries PLC	345,681	714,611

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Merlin Entertainments PLC*	47,086	$225,319
Micro Focus International PLC	25,835	622,950
Mondi PLC	26,655	553,642
National Grid PLC#	241,064	2,420,891
Next PLC	10,269	748,872
NMC Health PLC#	7,432	212,238
Ocado Group PLC†	32,299	488,416
Pearson PLC#	55,743	555,003
Persimmon PLC	22,357	555,415
Prudential PLC	183,250	3,651,532
Reckitt Benckiser Group PLC	50,272	4,037,951
RELX PLC	140,488	3,280,618
Rentokil Initial PLC	131,406	622,189
Rio Tinto PLC	80,998	4,653,281
Rolls-Royce Holdings PLC	121,237	1,320,069
Rolls-Royce Holdings PLC (Preference Shares)†	8,355,280	10,563
Royal Bank of Scotland Group PLC	342,086	923,137
Royal Dutch Shell PLC, Class A	314,574	9,801,639
Royal Dutch Shell PLC, Class B	265,951	8,292,684
RSA Insurance Group PLC	74,377	520,211
Sage Group PLC	78,456	741,900
Schroders PLC	9,288	343,311
Segro PLC	77,060	679,142
Severn Trent PLC	17,469	440,661
Smith & Nephew PLC	62,200	1,306,037
Smiths Group PLC	29,322	534,846
Spirax-Sarco Engineering PLC	5,231	551,996
SSE PLC	71,818	981,967
St James’s Place PLC	37,789	500,865
Standard Chartered PLC	199,640	1,736,793
Standard Life Aberdeen PLC	167,713	566,380
Taylor Wimpey PLC	236,758	495,048
Tesco PLC	693,392	1,982,537
Unilever PLC	78,879	4,815,944
United Utilities Group PLC	49,515	500,225
Vodafone Group PLC	1,891,827	3,087,076
Weir Group PLC	17,514	324,383
Whitbread PLC	13,028	763,200
WM Morrison Supermarkets PLC	154,452	384,551

		152,218,300

Total Common Stocks
(cost $966,937,651)		941,960,576

EXCHANGE-TRADED FUNDS — 4.3%
United States — 4.3%
iShares MSCI EAFE ETF (cost $45,260,858)	709,300	44,969,620

RIGHTS — 0.0%
United Kingdom — 0.0%
Marks & Spencer Group PLC† Expires 06/12/2019 (cost $0)	23,779	11,724

Total Long-Term Investment Securities
(cost $1,012,198,509)		986,941,920

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3)	25,661,919	25,661,919

U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.46% due 08/15/2019(4)	$3,500,000	3,483,819
2.54% due 07/18/2019(4)	85,000	84,756

		3,568,575

Total Short-Term Investment Securities
(cost $29,228,915)		29,230,494

120

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount $41,467,728 collateralized by $42,260,000 of United States Treasury Notes, bearing interest at 2.00% due 10/31/2022 and having an approximate value of $42,295,541 (cost $41,466,000)	$41,466,000	$41,466,000

TOTAL INVESTMENTS —
(cost $1,082,893,424)(5)	101.5%	1,057,638,414
Liabilities in excess of other assets	(1.5)	(15,910,919)

NET ASSETS —	100.0%	$1,041,727,495

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $8,291,723 representing 0.8% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2019, the Fund had loaned securities with a total value of $33,163,060. This was secured by collateral of $25,661,919, which was received in cash and subsequently invested in short-term investments currently valued at $25,661,919 as reported in the Portfolio of Investments. Additional collateral of $9,322,253 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/13/2019 to 09/26/2019	$998,911
United States Treasury Notes/Bonds	zero coupon to 8.75%	07/31/2019 to 02/15/2049	8,323,342

(3)	The rate shown is the 7-day yield as of May 31, 2019.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

BR—Bearer Shares

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Funds

FDR—Fiduciary Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
614	Long	MSCI EAFE Index	June 2019	$57,097,972	$55,809,530	$(1,288,442)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$67,457,786	**		$0	$67,457,786
Portugal	—	1,472,489	**		0	1,472,489
United Kingdom	933,490	151,284,810	#		—	152,218,300
Other Countries	7,561,273	713,250,728	**		—	720,812,001
Exchange-Traded Funds	44,969,620	—			—	44,969,620
Rights	11,724	—			—	11,724
Short-Term Investment Securities:
Registered Investment Companies	25,661,919	—			—	25,661,919
U.S. Government Treasuries	—	3,568,575			—	3,568,575
Repurchase Agreements	—	41,466,000			—	41,466,000

Total Investments at Value	$79,138,026	$978,500,388			$0	$1,057,638,414

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,288,442	$—		$		$1,288,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
#	Amount includes $151,274,247 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There are no Level 3 transfers during the reporting period.

See Notes to Financial Statements

121

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Sovereign	61.8%
United States Treasury Notes	23.7
United States Treasury Bonds	3.4
Oil Companies — Integrated	1.4
Registered Investment Companies	1.2
Oil Companies — Exploration & Production	0.8
Metal — Diversified	0.6
Banks — Commercial	0.6
Electric — Generation	0.5
Chemicals — Diversified	0.3
Airport Development/Maintenance	0.3
Diversified Banking Institutions	0.3
Banks — Export/Import	0.3
Building Products — Cement	0.3
Finance — Commercial	0.3
Transport — Rail	0.2
Telephone — Integrated	0.2
Consumer Products — Misc.	0.2
Transport — Marine	0.2
Platinum	0.2
Diamonds/Precious Stones	0.2
Transport — Services	0.1
Electric — Distribution	0.1
Cellular Telecom	0.1
Finance — Leasing Companies	0.1

97.4%

Country Allocation*

United States	28.5%
Japan	10.5
France	5.0
United Kingdom	4.3
Italy	3.7
Spain	3.7
Mexico	3.1
Argentina	1.9
Turkey	1.8
Germany	1.7
Colombia	1.7
Dominican Republic	1.7
Australia	1.7
Netherlands	1.2
Indonesia	1.3
Qatar	1.2
Saudi Arabia	1.1
South Africa	1.0
Jamaica	0.9
Kazakhstan	0.9
Belgium	0.9
Costa Rica	0.9
Austria	0.8
Ireland	0.8
Panama	0.8
Kenya	0.8
Lebanon	0.8
Canada	0.8
Honduras	0.8
Belarus	0.7
Guatemala	0.7
El Salvador	0.7
Oman	0.7
Peru	0.7
Uruguay	0.7
Luxembourg	0.6
United Arab Emirates	0.6
Ukraine	0.6
Brazil	0.6

Mongolia	0.6
Jordan	0.6
Philippines	0.5
Bermuda	0.4
China	0.4
Kuwait	0.4
Hong Kong	0.3
Azerbaijan	0.3
Egypt	0.3
South Korea	0.3
Gabon	0.3
Poland	0.3
India	0.3
Nigeria	0.3
Ivory Coast	0.3
Chile	0.3
Cayman Islands	0.2
British Virgin Islands	0.2
Malaysia	0.1
Mauritius	0.1

97.4%

Credit Quality†#

Aaa	32.5%
Aa	10.6
A	15.6
Baa	17.9
Ba	6.7
B	8.3
Caa	0.6
Not Rated@	7.8

100.0%

*	Calculated as a percentage of net assets
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities

122

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Bermuda — 0.4%
Ooredoo International Finance, Ltd. Company Guar. Notes 3.75% due 06/22/2026	$450,000	$453,375
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026	400,000	399,453

		852,828

Brazil — 0.2%
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*	470,000	479,400

British Virgin Islands — 0.2%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	440,000	436,337

Cayman Islands — 0.2%
Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023	200,000	202,602
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027	300,000	270,750

		473,352

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	504,395

Colombia — 0.2%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	400,000	410,676

Hong Kong — 0.3%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028	420,000	451,707
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027	200,000	198,493

		650,200

India — 0.3%
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026	560,000	550,411

Indonesia — 0.6%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	330,873
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	404,308
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	395,801

		1,130,982

Luxembourg — 0.6%
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*	200,000	216,250

Security Description	Principal Amount(1)		Value (Note 2)

Luxembourg (continued)
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		$280,000	$300,300
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		740,000	777,071

			1,293,621

Malaysia — 0.1%
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		250,000	252,433

Mauritius — 0.1%
Greenko Investment Co. Senior Sec. Notes 4.88% due 08/16/2023		230,000	216,549

Mexico — 2.0%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025		520,000	529,594
Controladora Mabe SA de CV Company Guar. Notes 5.60% due 10/23/2028#		400,000	414,500
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		600,000	591,600
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028		640,000	596,167
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		500,000	439,950
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		500,000	492,140
Petroleos Mexicanos Company Guar. Notes 7.19% due 09/12/2024	MXN	15,000,000	646,725
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	292,685

			4,003,361

Netherlands — 0.2%
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		400,000	478,188

Saudi Arabia — 0.4%
Saudi Arabian Oil Co. Senior Notes 4.25% due 04/16/2039*		800,000	797,802

South Korea — 0.3%
Woori Bank Sub. Notes 4.75% due 04/30/2024		555,000	587,413

Turkey — 0.1%
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	276,630

123

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
United Kingdom — 0.2%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		$300,000	$287,250

Total Foreign Corporate Bonds & Notes
(cost $13,481,838)			13,681,828

FOREIGN GOVERNMENT OBLIGATIONS — 61.8%
Argentina — 1.9%
Republic of Argentina Senior Notes 4.63% due 01/11/2023		730,000	540,200
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	1,000,000	740,112
Republic of Argentina Senior Notes 5.63% due 01/26/2022		730,000	563,925
Republic of Argentina Senior Notes 6.88% due 01/26/2027		1,250,000	898,750
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,612,343	1,221,350

			3,964,337

Australia — 1.7%
Commonwealth of Australia Senior Notes 1.75% due 11/21/2020	AUD	1,000,000	699,566
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	745,558
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	791,980
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD	1,600,000	1,141,559

			3,378,663

Austria — 0.8%
Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,694,904

Azerbaijan — 0.3%
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		600,000	623,664

Belarus — 0.7%
Republic of Belarus Senior Notes 6.88% due 02/28/2023		600,000	627,816
Republic of Belarus Senior Notes 7.63% due 06/29/2027		830,000	898,060

			1,525,876

Belgium — 0.9%
Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,802,946

Brazil — 0.4%
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		750,000	761,813

Security Description	Principal Amount(1)		Value (Note 2)

Canada — 0.8%
Government of Canada Bonds 2.25% due 06/01/2025	CAD	2,000,000	$1,552,767

Colombia — 1.5%
Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	607,968
Republic of Colombia Senior Notes 4.38% due 07/12/2021		600,000	616,506
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	417,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		600,000	780,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024		500,000	605,755

			3,027,229

Costa Rica — 0.9%
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		950,000	912,009
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		600,000	558,756
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044		300,000	284,253

			1,755,018

Dominican Republic — 1.7%
Dominican Republic Senior Bonds 5.88% due 04/18/2024		780,000	819,008
Dominican Republic Senior Bonds 6.85% due 01/27/2045#		1,100,000	1,156,386
Dominican Republic Senior Notes 6.88% due 01/29/2026		400,000	442,352
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	558,130
Dominican Republic Senior Notes 7.50% due 05/06/2021		400,000	421,504

			3,397,380

Egypt — 0.3%
Arab Republic of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	618,344

El Salvador — 0.7%
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		1,000,000	965,010
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		500,000	498,755

			1,463,765

124

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
France — 5.0%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,200,000	$1,378,602
Government of France Bonds 2.00% due 05/25/2048*	EUR	1,800,000	2,407,558
Government of France Bonds 2.75% due 10/25/2027	EUR	1,000,000	1,377,343
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	713,551
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,893,165
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	767,672
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,565,404

			10,103,295

Gabon — 0.3%
Gabonese Republic Bonds 6.38% due 12/12/2024		600,000	572,250

Germany — 1.7%
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	700,000	833,700
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	994,826
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,013,747
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	667,973

			3,510,246

Guatemala — 0.7%
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,100,000	1,097,261
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		400,000	395,400

			1,492,661

Honduras — 0.8%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	893,571
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	638,256

			1,531,827

Indonesia — 0.7%
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	558,227

Security Description	Principal Amount(1)		Value (Note 2)

Indonesia (continued)
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		$700,000	$774,065

			1,332,292

Ireland — 0.8%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	714,515
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	750,000	975,061

			1,689,576

Italy — 3.7%
Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	751,105
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	1,100,000	1,192,601
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	1,100,000	1,230,991
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	709,350
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	939,549
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	885,376
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,096,871
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	779,256

			7,585,099

Ivory Coast — 0.3%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		600,000	525,665

Jamaica — 0.9%
Government of Jamaica Senior Notes 6.75% due 04/28/2028		630,000	700,881
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,000,000	1,205,010

			1,905,891

Japan — 10.5%
Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	300,000,000	2,827,555
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,440,368
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,234,221
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	60,000,000	644,970

125

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	$1,364,324
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	100,000,000	1,124,413
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	200,000,000	2,253,606
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,111,946
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	598,355
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,487,118
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,053,062
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,248,650
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	661,199
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,446,962
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	689,946
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	459,826
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	130,000,000	1,629,256

			21,275,777

Jordan — 0.6%
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		600,000	585,798
Kingdom of Jordan Senior Bonds 7.38% due 10/10/2047		600,000	571,075

			1,156,873

Kazakhstan — 0.9%
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		1,150,000	1,193,090
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		500,000	651,400

			1,844,490

Kenya — 0.8%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	611,946
Republic of Kenya Senior Notes 7.25% due 02/28/2028		450,000	434,259

Security Description	Principal Amount(1)		Value (Note 2)

Kenya (continued)
Republic of Kenya Senior Notes 8.25% due 02/28/2048		$600,000	$565,650

			1,611,855

Kuwait — 0.4%
State of Kuwait Senior Notes 2.75% due 03/20/2022		800,000	804,181

Lebanon — 0.8%
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		730,000	536,732
Republic of Lebanon Senior Notes 6.85% due 03/23/2027		580,000	453,985
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		620,000	587,500

			1,578,217

Mexico — 1.1%
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	224,259
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	656,257
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	685,650
United Mexican States Bonds 5.75% due 03/05/2026	MXN	16,000,000	723,997

			2,290,163

Mongolia — 0.6%
Government of Mongolia Senior Notes 5.13% due 12/05/2022		640,000	631,066
Government of Mongolia Senior Notes 5.63% due 05/01/2023		600,000	594,015

			1,225,081

Netherlands — 1.0%
Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	1,700,000	2,045,044

Nigeria — 0.3%
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		600,000	541,176

Oman — 0.7%
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,700,000	1,441,192

Panama — 0.8%
Republic of Panama Senior Notes 4.00% due 09/22/2024		300,000	314,250
Republic of Panama Senior Notes 4.50% due 05/15/2047		600,000	647,106

126

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Republic of Panama Senior Notes 6.70% due 01/26/2036		$500,000	$660,005

			1,621,361

Peru — 0.7%
Republic of Peru Senior Notes 6.55% due 03/14/2037		400,000	544,004
Republic of Peru Senior Notes 7.35% due 07/21/2025		700,000	879,207

			1,423,211

Philippines — 0.5%
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,100,000	1,122,814

Poland — 0.3%
Republic of Poland Senior Notes 3.00% due 03/17/2023		560,000	567,635

Qatar — 1.2%
State of Qatar Senior Notes 3.38% due 03/14/2024*		1,200,000	1,227,000
State of Qatar Senior Notes 4.50% due 04/23/2028		1,100,000	1,199,744

			2,426,744

Saudi Arabia — 0.7%
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029*#		700,000	738,535
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		600,000	594,156

			1,332,691

South Africa — 1.0%
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		1,200,000	1,201,644
Republic of South Africa Senior Notes 6.25% due 03/08/2041		860,000	900,864

			2,102,508

Spain — 3.7%
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,195,333
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,281,489
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	1,997,406
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	940,000	1,660,409
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	761,676

Security Description	Principal Amount(1)		Value (Note 2)

Spain (continued)
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	$671,862

			7,568,175

Turkey — 1.7%
Republic of Turkey Senior Notes 4.63% due 03/31/2025	EUR	1,000,000	1,054,438
Republic of Turkey Senior Notes 6.63% due 02/17/2045		700,000	597,254
Republic of Turkey Senior Notes 6.88% due 03/17/2036		500,000	445,675
Republic of Turkey Senior Notes 8.00% due 02/14/2034		1,150,000	1,147,125
Republic of Turkey Senior Notes 11.88% due 01/15/2030		224,000	281,619

			3,526,111

Ukraine — 0.6%
Government of Ukraine Senior Notes 7.75% due 09/01/2022		800,000	797,392
Government of Ukraine Senior Notes 7.75% due 09/01/2027		500,000	465,767

			1,263,159

United Arab Emirates — 0.6%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		1,250,000	1,265,310

United Kingdom — 4.1%
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	400,000	539,187
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	405,468
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	691,261
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	669,410
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	1,000,000	1,353,958
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	407,372
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	1,000,000	1,827,956
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	868,429
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	400,000	915,044

127

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	400,000	$736,476

			8,414,561

Uruguay — 0.7%
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		774,000	810,765
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	536,880

			1,347,645

Total Foreign Government Obligations
(cost $125,132,338)			125,611,482

U.S. CORPORATE BONDS & NOTES — 0.2%
United States — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025 (cost $298,014)		300,000	295,230

U.S. GOVERNMENT TREASURIES — 27.1%
United States — 27.1%
United States Treasury Bonds
3.00% due 05/15/2042#		720,000	779,681
3.00% due 02/15/2048		700,000	758,270
3.00% due 08/15/2048		1,200,000	1,301,344
3.13% due 08/15/2044		1,000,000	1,104,297
3.38% due 05/15/2044		1,200,000	1,380,609
3.38% due 11/15/2048		950,000	1,106,230
3.75% due 11/15/2043		500,000	609,297
United States Treasury Notes
1.75% due 05/15/2023		3,000,000	2,979,961
1.88% due 10/31/2022		2,000,000	1,997,578
1.88% due 08/31/2024		1,200,000	1,195,313
2.00% due 01/15/2021		2,000,000	1,998,984
2.00% due 11/30/2022		3,000,000	3,008,437
2.00% due 02/15/2025		2,500,000	2,502,051
2.00% due 08/15/2025		2,500,000	2,499,023
2.00% due 11/15/2026		2,600,000	2,590,555
2.13% due 12/31/2022		2,600,000	2,619,195
2.13% due 03/31/2024		1,500,000	1,512,422
2.13% due 05/15/2025		1,500,000	1,510,371
2.25% due 11/15/2024#		1,500,000	1,521,152
2.25% due 11/15/2025		2,000,000	2,027,578
2.25% due 02/15/2027		1,000,000	1,013,125
2.25% due 11/15/2027		1,500,000	1,516,758
2.38% due 08/15/2024#		2,050,000	2,091,641
2.50% due 08/15/2023		2,000,000	2,045,703
2.50% due 05/15/2024		3,000,000	3,077,578
2.63% due 11/15/2020		600,000	604,828
2.75% due 11/30/2020		1,000,000	1,010,039
2.75% due 11/15/2023		2,000,000	2,068,516
2.75% due 02/15/2024		1,200,000	1,243,500
3.13% due 11/15/2028		2,500,000	2,710,352
3.63% due 02/15/2021		2,500,000	2,566,797

Total U.S. Government Treasuries
(cost $53,702,958)			54,951,185

Security Description	Principal Amount/ Shares(1)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
China — 0.4%
China Minmetals Corp. 3.75% due 11/13/2022(2) (cost $812,990)	$860,000	$841,320

Total Long-Term Investment Securities
(cost $193,428,138)		195,381,045

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(4)	2,462,984	2,462,984
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(3)(4)	26,625	26,625

Total Short-Term Investment Securities
(cost $2,489,609)		2,489,609

TOTAL INVESTMENTS —
(cost $195,917,747)(5)	97.4%	197,870,654
Other assets less liabilities	2.6	5,312,897

NET ASSETS —	100.0%	$203,183,551

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $19,871,418 representing 9.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)

At May 31, 2019, the Fund had loaned securities with a total value of $5,823,438. This was secured by collateral of $26,625, which was received in cash and subsequently invested in short-term investments currently valued at $26,625 as reported in the Portfolio of Investments. Additional collateral of $5,966,382 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	06/01/2019 to 04/15/2051	$1,042,977
Federal National Mtg. Assoc.	1.00% to 28.16%	01/01/2020 to 05/25/2059	2,727,236
Government National Mtg. Assoc.	1.50% to 24.90%	06/15/2021 to 05/20/2069	765,410
United States Treasury Notes/Bonds	0.63% to 8.13%	08/15/2019 to 02/15/2047	1,430,759

(4)	The rate shown is the 7-day yield as of May 31, 2019.
(5)	See Note 5 for cost of Investments on a tax basis

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

128

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Foreign Corporate Bonds & Notes	$—	$13,681,828	$—	$13,681,828
Foreign Government Obligations	—	125,611,482	—	125,611,482
U.S. Corporate Bonds & Notes	—	295,230	—	295,230
U.S. Government Treasuries	—	54,951,185	—	54,951,185
Preferred Securities/Capital Securities	—	841,320	—	841,320
Short-Term Investment Securities:	2,489,609	—	—	2,489,609

Total Investments at Value	$2,489,609	$195,381,045	$—	$197,870,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

129

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Apparel Manufacturers	12.0%
Food — Misc./Diversified	9.1
Transport — Services	8.3
E-Commerce/Services	8.2
Banks — Commercial	6.0
Computer Services	5.9
Industrial Automated/Robotic	4.2
Soap & Cleaning Preparation	3.4
Food — Confectionery	3.3
Beverages — Wine/Spirits	3.3
Schools	3.2
Cosmetics & Toiletries	3.1
Medical — Biomedical/Gene	3.0
Electric — Transmission	3.0
Semiconductor Equipment	2.8
Registered Investment Companies	2.7
Insurance — Life/Health	2.7
Enterprise Software/Service	2.3
Private Equity	2.3
Beverages — Non-alcoholic	2.0
Medical Products	1.9
Food — Dairy Products	1.4
Retail — Restaurants	1.0
Appliances	1.0
Options — Purchased	0.1

96.2%

Country Allocation*

United States	12.0%
United Kingdom	11.8
Denmark	9.9
Japan	9.7
France	8.7
Italy	6.5
India	6.0
Switzerland	5.1
Canada	4.6
Cayman Islands	4.2
China	3.3
Sweden	3.0
Bermuda	3.0
Netherlands	2.8
Hong Kong	2.7
Australia	1.9
Germany	1.0

96.2%

*	Calculated as a percentage of net assets

130

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.4%
Australia — 1.9%
Cochlear, Ltd.	64,484	$8,946,231

Bermuda — 3.0%
Brookfield Infrastructure Partners LP	334,455	13,812,992

Canada — 4.6%
Brookfield Asset Management, Inc., Class A#	231,840	10,629,864
Constellation Software, Inc.	12,342	10,687,025

		21,316,889

Cayman Islands — 4.2%
Haidilao International Holding, Ltd.#*	1,368,000	4,810,786
TAL Education Group ADR†	434,361	14,946,362

		19,757,148

China — 3.3%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,078,527	15,561,615

Denmark — 9.9%
Chr. Hansen Holding A/S	153,387	15,974,494
DSV A/S	342,442	30,454,988

		46,429,482

France — 8.7%
Danone SA	81,527	6,506,850
Hermes International	38,410	25,550,092
Pernod Ricard SA	47,325	8,324,952

		40,381,894

Germany — 1.0%
Rational AG	7,089	4,514,020

Hong Kong — 2.7%
AIA Group, Ltd.	1,348,918	12,637,184

India — 6.0%
HDFC Bank, Ltd.	573,640	19,988,909
Kotak Mahindra Bank, Ltd.	358,996	7,831,616

		27,820,525

Italy — 6.5%
Brunello Cucinelli SpA#	120,919	3,797,338
Moncler SpA	727,452	26,738,638

		30,535,976

Japan — 9.7%
Calbee, Inc.	395,500	11,179,493
Keyence Corp.	34,700	19,464,227
Pigeon Corp.	387,200	14,550,216

		45,193,936

Netherlands — 2.8%
ASML Holding NV	70,174	13,223,172

Security Description	Shares	Value (Note 2)

Sweden — 3.0%
Vitrolife AB	659,504	$14,061,862

Switzerland — 5.1%
Chocoladefabriken Lindt & Spruengli AG	206	15,416,176
Kuehne & Nagel International AG	62,189	8,250,172

		23,666,348

United Kingdom — 11.8%
Diageo PLC	162,624	6,836,134
Fevertree Drinks PLC	276,093	9,277,492
Reckitt Benckiser Group PLC	194,996	15,662,481
Rightmove PLC	3,149,213	23,054,204

		54,830,311

United States — 9.2%
Booking Holdings, Inc.†	9,349	15,484,001
EPAM Systems, Inc.†	158,058	27,279,230

		42,763,231

Total Common Stocks
(cost $399,250,104)		435,452,816

OPTIONS - PURCHASED†(1) — 0.1%
Over the Counter Purchased Call Options (cost $428,104)	$83,628,123	276,140

Total Long-Term Investment Securities
(cost $399,678,208)		435,728,956

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3) (cost $12,819,474)	12,819,474	12,819,474

TOTAL INVESTMENTS
(cost $412,497,682)(4)	96.2%	448,548,430
Other assets less liabilities	3.8	17,813,638

NET ASSETS	100.0%	$466,362,068

#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $4,810,786 representing 1.0% of net assets.

†	Non-income producing security
(1)	Call Options — Purchased

Over the Counter Purchased Call Options
Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000’s)	Premiums Paid	Value at May 31, 2019	Unrealized Appreciation (Depreciation)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	BNP Paribas	January 2020	7.58 CNY	$83,628	$428,104	$276,140	$(151,964)

(2)	The rate shown is the 7-day yield as of May 31, 2019.

131

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

(3)

At May 31, 2019, the Fund had loaned securities with a total value of $17,374,566. This was secured by collateral of $12,819,474, which was received in cash and subsequently invested in short-term investments currently valued at $12,819,474 as reported in the Portfolio of Investments. Additional collateral of $5,322,458 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s asset and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/13/2019 to 09/26/2019	$1,813,016
United States Treasury Notes/Bonds	0.13% to 5.00%	11/30/2019 to 02/15/2049	3,509,442

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CNY—Yuan Renminbi

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$92,839,474	$342,613,342	**	$—	$435,452,816
Options - Purchased	—	276,140		—	276,140
Short-Term Investment Securities	12,819,474	—		—	12,819,474

Total Investments at Value	$105,658,948	$342,889,482		$—	$448,548,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

132

VALIC Company I International Value Fund@

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Cellular Telecom	6.6%
Oil Companies — Integrated	5.8
Banks — Commercial	5.8
Electronic Components — Misc.	5.7
Medical — Drugs	4.2
Diversified Manufacturing Operations	4.0
Machinery — Electrical	3.3
Finance — Investment Banker/Broker	3.1
Computer Data Security	2.9
Building & Construction Products — Misc.	2.7
Medical Products	2.7
Diversified Minerals	2.6
Diversified Financial Services	2.6
Telephone — Integrated	2.6
Wire & Cable Products	2.5
Building Products — Cement	2.4
Insurance — Life/Health	2.4
Registered Investment Companies	2.3
Diversified Operations	2.3
Industrial Automated/Robotic	2.3
Oil — Field Services	2.2
Agricultural Chemicals	2.1
Chemicals — Diversified	2.0
Retail — Drug Store	2.0
Silver Mining	1.8
Building Products — Doors & Windows	1.7
Sugar	1.6
Diversified Banking Institutions	1.5
Food — Misc./Diversified	1.5
Food — Retail	1.4
Insurance — Reinsurance	1.4
Banks — Mortgage	1.4
Investment Companies	1.4
Enterprise Software/Service	1.3
Investment Management/Advisor Services	1.2
Retail — Building Products	1.2
Electric — Integrated	1.0
Auto/Truck Parts & Equipment — Original	1.0
Lasers — System/Components	0.6
Electronic Components — Semiconductors	0.6
Appliances	0.5

98.2%

Country Allocation*

United Kingdom	15.4%
Japan	11.5
Netherlands	7.2
Germany	6.1
France	5.3
Italy	5.1
Hong Kong	4.7
United States	4.2
Switzerland	4.2
Canada	4.0
China	3.1
Norway	3.0
Israel	2.9
South Korea	2.7
Russia	2.4
Singapore	2.3
British Virgin Islands	2.3
South Africa	2.0
Malaysia	1.8
Cayman Islands	1.7
Bermuda	1.6
Ireland	1.5
Jersey	1.2
Australia	1.0
Thailand	1.0

98.2%

*	Calculated as a percentage of net assets
@	See Note 1

133

VALIC Company I International Value Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.9%
Australia — 1.0%
Origin Energy, Ltd.	1,423,418	$7,059,667

Bermuda — 1.6%
Cosan, Ltd., Class A	876,668	11,072,317

British Virgin Islands — 2.3%
Hollysys Automation Technologies, Ltd.	873,802	15,571,152

Canada — 4.0%
Home Capital Group, Inc.†#	714,000	9,498,165
Lundin Mining Corp.	4,106,800	18,352,377

		27,850,542

Cayman Islands — 1.7%
Xinyi Glass Holdings, Ltd.	11,412,000	11,424,229

China — 3.1%
Han’s Laser Technology Industry Group Co., Ltd., Class A	887,294	4,242,651
Midea Group Co., Ltd.	488,000	3,490,873
Shanghai Pharmaceuticals Holding Co., Ltd.	6,882,900	13,566,613

		21,300,137

France — 5.3%
Cie de Saint-Gobain	514,452	18,657,717
Orange SA	1,120,531	17,514,107

		36,171,824

Germany — 6.1%
METRO AG	616,786	9,716,088
Muenchener Rueckversicherungs - Gesellschaft AG	39,683	9,578,544
Rheinmetall AG	63,691	6,778,131
SAP SE	74,020	9,146,859
Siemens AG	62,109	7,036,303

		42,255,925

Hong Kong — 4.7%
China Everbright, Ltd.	8,688,000	13,859,545
China Mobile, Ltd.	2,098,000	18,315,334

		32,174,879

Ireland — 1.5%
Greencore Group PLC	4,038,602	10,546,895

Israel — 2.9%
Check Point Software Technologies, Ltd.†	179,722	19,819,742

Italy — 5.1%
Eni SpA	1,183,672	17,856,821
Prysmian SpA	1,047,959	17,439,491

		35,296,312

Japan — 11.5%
Alps Alpine Co., Ltd.	485,900	8,033,671
Daiwa Securities Group, Inc.	3,886,100	16,969,448
Hitachi, Ltd.	670,200	22,581,137
Mitsubishi UFJ Financial Group, Inc.	2,294,100	10,584,924
Nomura Holdings, Inc.	1,421,200	4,458,370
Takeda Pharmaceutical Co., Ltd.	498,900	16,818,361

		79,445,911

Jersey — 1.2%
Man Group PLC	4,522,542	8,363,738

Malaysia — 1.8%
CIMB Group Holdings Bhd	9,944,300	12,494,433

Security Description	Shares	Value (Note 2)

Netherlands — 7.2%
Koninklijke Philips NV	460,958	$18,162,475
NN Group NV	433,664	16,449,535
OCI NV†	644,642	14,597,690

		49,209,700

Norway — 3.0%
DNB ASA	1,211,697	20,530,528

Russia — 2.4%
Mobile TeleSystems PJSC ADR	2,150,528	16,817,129

Singapore — 2.3%
Keppel Corp., Ltd.	3,604,300	15,822,607

South Africa — 2.0%
Sasol, Ltd.	555,772	13,964,150

South Korea — 2.7%
Hana Financial Group, Inc.	144,737	4,401,232
Samsung Electronics Co., Ltd.	107,234	3,806,532
SK Telecom Co., Ltd.	49,600	10,412,252

		18,620,016

Switzerland — 4.2%
LafargeHolcim, Ltd.	350,228	16,760,383
Novartis AG	139,213	11,956,024

		28,716,407

Thailand — 1.0%
Siam Commercial Bank PCL	1,657,900	6,757,851

United Kingdom — 15.4%
Babcock International Group PLC#	16,917	95,994
BP PLC	3,273,142	22,198,781
Fresnillo PLC	1,244,504	12,050,130
John Wood Group PLC	3,149,282	15,461,906
Kingfisher PLC	2,996,503	8,085,129
Melrose Industries PLC	4,549,579	9,405,148
Sensata Technologies Holding PLC†	411,376	17,561,641
Smiths Group PLC	1,146,011	20,903,741

		105,762,470

United States — 1.9%
Gentex Corp.	603,494	12,890,632

Total Long-Term Investment Securities
(cost $739,217,481)		659,939,193

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(2)	13,377,534	13,377,534
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2)	2,832,262	2,832,262

Total Short-Term Investment Securities
(cost $16,209,796)		16,209,796

TOTAL INVESTMENTS
(cost $755,427,277)(3)	98.2%	676,148,989
Other assets less liabilities	1.8	12,336,026

NET ASSETS	100.0%	$688,485,015

@	See Note 1
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

134

VALIC Company I International Value Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

(1)

At May 31, 2019, the Fund had loaned securities with a total value of $3,336,765. This was secured by collateral of $2,832,262, which was received in cash and subsequently invested in short-term investments currently valued at $2,832,262 as reported in the Portfolio of Investments. Additional collateral of $770,213 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Notes/Bonds	2.00%	01/15/2026	$770,213

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	26,437,000	USD	30,107,064	06/28/2019	$512,820	$–
	GBP	33,075,000	USD	43,829,617	06/28/2019	1,962,534	–

Net Unrealized Appreciation (Depreciation)						$2,475,354	$–

EUR—Euro Currency

GBP—Pound Sterling

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$136,704,744	$523,234,449	**	$—	$659,939,193
Short-Term Investment Securities	16,209,796	—		—	16,209,796

Total Investments at Value	$152,914,540	$523,234,449	**	$—	$676,148,989

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$2,475,354		$—	$2,475,354

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

135

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.7%
Applications Software	6.2
Medical — Drugs	4.9
E-Commerce/Products	4.9
Web Portals/ISP	3.8
Finance — Credit Card	3.4
Computers	3.4
Insurance — Property/Casualty	3.3
Data Processing/Management	2.9
Repurchase Agreements	2.8
Cable/Satellite TV	2.7
Medical Instruments	2.6
Tobacco	2.4
Telephone — Integrated	2.4
Oil Companies — Integrated	2.3
Medical Products	2.3
Food — Misc./Diversified	2.2
Instruments — Controls	2.1
Internet Content — Entertainment	2.1
Chemicals — Diversified	1.8
Aerospace/Defense	1.8
Oil Companies — Exploration & Production	1.7
Retail — Restaurants	1.7
Retail — Building Products	1.6
Electronic Components — Semiconductors	1.6
Real Estate Investment Trusts	1.5
Networking Products	1.5
Medical — HMO	1.5
Pharmacy Services	1.3
Insurance Brokers	1.2
Industrial Gases	1.1
Electronic Forms	1.0
Electric — Integrated	1.0
Banks — Super Regional	1.0
Investment Management/Advisor Services	1.0
Food — Wholesale/Distribution	1.0
Dental Supplies & Equipment	0.9
Cosmetics & Toiletries	0.8
Aerospace/Defense — Equipment	0.8
Entertainment Software	0.8
Electric Products — Misc.	0.7
Oil — Field Services	0.7
Cellular Telecom	0.7
Semiconductor Equipment	0.7
Computer Services	0.7
Food — Catering	0.7
Gold Mining	0.7
Medical — Biomedical/Gene	0.6
Machinery — Construction & Mining	0.6
Building — Residential/Commercial	0.5
Commercial Services — Finance	0.5
Apparel Manufacturers	0.5
Semiconductor Components — Integrated Circuits	0.5
Coatings/Paint	0.5
Casino Hotels	0.4
Retail — Discount	0.4
Internet Security	0.3
Beverages — Wine/Spirits	0.1

99.8%

*	Calculated as a percentage of net assets

136

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Aerospace/Defense — 1.8%
Northrop Grumman Corp.	9,740	$2,953,655

Aerospace/Defense - Equipment — 0.8%
Harris Corp.	7,150	1,338,409

Apparel Manufacturers — 0.5%
PVH Corp.	6,375	543,086
Tapestry, Inc.	11,615	331,725

		874,811

Applications Software — 6.2%
CDK Global, Inc.	10,241	495,664
Microsoft Corp.	79,595	9,844,310

		10,339,974

Banks - Super Regional — 1.0%
Wells Fargo & Co.	37,865	1,680,070

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	900	158,805

Building - Residential/Commercial — 0.5%
D.R. Horton, Inc.	20,995	897,746

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	109,978	4,509,098

Casino Hotels — 0.4%
Las Vegas Sands Corp.	11,190	615,450

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	15,815	1,161,454

Chemicals - Diversified — 1.8%
Dow, Inc.	18,607	870,063
DuPont de Nemours, Inc.	69,881	2,132,768

		3,002,831

Coatings/Paint — 0.5%
Sherwin-Williams Co.	1,978	829,672

Commercial Services - Finance — 0.5%
Total System Services, Inc.	7,130	880,769

Computer Services — 0.7%
International Business Machines Corp.	8,985	1,141,005

Computers — 3.4%
Apple, Inc.	32,088	5,617,646

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	19,385	1,349,584

Data Processing/Management — 2.9%
Fidelity National Information Services, Inc.	25,585	3,077,876
First Data Corp., Class A†	70,405	1,789,695

		4,867,571

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	27,540	1,483,580

Diversified Banking Institutions — 6.7%
Citigroup, Inc.	66,166	4,112,217
JPMorgan Chase & Co.	44,190	4,682,372
Morgan Stanley	58,330	2,373,448

		11,168,037

E-Commerce/Products — 4.9%
Amazon.com, Inc.†	3,285	5,831,105
eBay, Inc.	62,820	2,257,123

		8,088,228

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 0.7%
Emerson Electric Co.	20,645	$1,243,655

Electric - Integrated — 1.0%
American Electric Power Co., Inc.	19,800	1,705,176

Electronic Components - Semiconductors — 1.6%
Broadcom, Inc.	2,700	679,428
Intel Corp.	18,875	831,255
Marvell Technology Group, Ltd.	30,970	690,631
NVIDIA Corp.	3,175	430,085

		2,631,399

Electronic Forms — 1.0%
Adobe, Inc.†	6,425	1,740,532

Entertainment Software — 0.8%
Activision Blizzard, Inc.	13,099	568,104
Electronic Arts, Inc.†	7,740	720,439

		1,288,543

Finance - Credit Card — 3.4%
Mastercard, Inc., Class A	22,417	5,637,651

Food - Catering — 0.7%
Aramark	32,565	1,132,936

Food - Misc./Diversified — 2.2%
Conagra Brands, Inc.	33,653	900,891
Mondelez International, Inc., Class A	54,815	2,787,343

		3,688,234

Food - Wholesale/Distribution — 1.0%
Sysco Corp.	23,432	1,612,590

Gold Mining — 0.7%
Newmont Goldcorp Corp.	32,820	1,086,014

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	9,125	1,857,759

Instruments - Controls — 2.1%
Honeywell International, Inc.	21,141	3,473,678

Insurance Brokers — 1.2%
Aon PLC	11,012	1,982,931

Insurance - Property/Casualty — 3.3%
Berkshire Hathaway, Inc., Class B†	27,459	5,420,956

Internet Content - Entertainment — 2.1%
Facebook, Inc., Class A†	19,305	3,426,058

Internet Security — 0.3%
Palo Alto Networks, Inc.†	2,870	574,402

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	4,022	1,671,382

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	8,375	1,003,409

Medical Instruments — 2.6%
Medtronic PLC	47,154	4,365,517

Medical Products — 2.3%
Abbott Laboratories	17,196	1,309,131
Baxter International, Inc.	14,220	1,044,317
Becton Dickinson and Co.	6,470	1,510,357

		3,863,805

Medical - Biomedical/Gene — 0.6%
Alexion Pharmaceuticals, Inc.†	9,005	1,023,688

Medical - Drugs — 4.9%
Allergan PLC	16,565	2,019,439

137

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Johnson & Johnson	26,403	$3,462,754
Pfizer, Inc.	63,085	2,619,289

		8,101,482

Medical - HMO — 1.5%
Anthem, Inc.	8,679	2,412,588

Networking Products — 1.5%
Cisco Systems, Inc.	47,110	2,451,133

Oil Companies - Exploration & Production — 1.7%
Canadian Natural Resources, Ltd.	44,555	1,202,539
EOG Resources, Inc.	20,633	1,689,430

		2,891,969

Oil Companies - Integrated — 2.3%
Chevron Corp.	33,985	3,869,192

Oil - Field Services — 0.7%
Schlumberger, Ltd.	35,390	1,227,679

Pharmacy Services — 1.3%
Cigna Corp.	10,559	1,562,943
CVS Health Corp.	10,180	533,127

		2,096,070

Real Estate Investment Trusts — 1.5%
American Tower Corp.	12,135	2,533,424

Retail - Building Products — 1.6%
Lowe’s Cos., Inc.	28,715	2,678,535

Retail - Discount — 0.4%
Dollar General Corp.	4,752	604,835

Retail - Restaurants — 1.7%
McDonald’s Corp.	10,670	2,115,541
Restaurant Brands International, Inc.	10,278	676,292

		2,791,833

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.5%
NXP Semiconductors NV	9,620	$848,099

Semiconductor Equipment — 0.7%
Lam Research Corp.	6,630	1,157,664

Telephone - Integrated — 2.4%
AT&T, Inc.	91,020	2,783,392
Verizon Communications, Inc.	21,698	1,179,286

		3,962,678

Tobacco — 2.4%
Philip Morris International, Inc.	51,535	3,974,895

Web Portals/ISP — 3.8%
Alphabet, Inc., Class A†	2,502	2,768,463
Alphabet, Inc., Class C†	3,238	3,573,554

		6,342,017

Total Long-Term Investment Securities
(cost $137,333,480)		161,332,803

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 05/31/2019, to be purchased 06/03/2019 in the amount $4,686,195 and collateralized by $4,740,000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2022 and having an approximate value of $4,783,452 (cost $4,686,000)	$4,686,000	4,686,000

TOTAL INVESTMENTS
(cost $142,019,480)(1)	99.8%	166,018,803
Other assets less liabilities	0.2	408,812

NET ASSETS	100.0%	$166,427,615

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$161,332,803	$—	$—	$161,332,803
Repurchase Agreements	—	4,686,000	—	4,686,000

Total Investments at Value	$161,332,803	$4,686,000	$—	$166,018,803

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

138

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Web Portals/ISP	6.0%
Computer Services	5.4
Finance — Credit Card	5.1
Applications Software	5.0
Cosmetics & Toiletries	4.3
Diagnostic Equipment	4.1
Data Processing/Management	4.0
Commercial Services — Finance	3.6
Insurance Brokers	2.8
Athletic Footwear	2.8
Semiconductor Components — Integrated Circuits	2.7
Medical Products	2.6
Computers	2.5
Electronic Components — Semiconductors	2.3
Finance — Investment Banker/Broker	2.3
Cable/Satellite TV	2.2
Textile — Apparel	2.0
Retail — Restaurants	2.0
Hotels/Motels	2.0
Retail — Major Department Stores	1.9
Aerospace/Defense — Equipment	1.9
Machinery — General Industrial	1.9
Transport — Rail	1.9
Beverages — Non-alcoholic	1.8
Private Equity	1.7
Coatings/Paint	1.7
Soap & Cleaning Preparation	1.7
U.S. Government Agencies	1.7
Instruments — Controls	1.6
Veterinary Diagnostics	1.6
Chemicals — Diversified	1.6
Entertainment Software	1.6
E-Commerce/Products	1.5
Instruments — Scientific	1.5
Commercial Services	1.4
Electronic Connectors	1.4
Medical — Drugs	1.4
Consulting Services	1.4
Electronic Measurement Instruments	1.1
Apparel Manufacturers	1.1
Pharmacy Services	0.8
Gambling (Non-Hotel)	0.6
Retail — Auto Parts	0.6
Finance — Other Services	0.5
Multimedia	0.4
Oil — Field Services	0.1

100.1%

*	Calculated as a percentage of net assets

139

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense - Equipment — 1.9%
United Technologies Corp.	71,003	$8,967,679

Apparel Manufacturers — 1.1%
VF Corp.	65,721	5,381,235

Applications Software — 5.0%
Microsoft Corp.	191,405	23,672,970

Athletic Footwear — 2.8%
adidas AG	17,206	4,924,314
NIKE, Inc., Class B	108,215	8,347,705

		13,272,019

Beverages - Non-alcoholic — 1.8%
PepsiCo, Inc.	67,639	8,657,792

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	259,917	10,656,597

Chemicals - Diversified — 1.6%
PPG Industries, Inc.	72,056	7,540,660

Coatings/Paint — 1.7%
Sherwin-Williams Co.	19,643	8,239,256

Commercial Services — 1.4%
Ecolab, Inc.	37,562	6,914,789

Commercial Services - Finance — 3.6%
Equifax, Inc.	36,362	4,396,166
Experian PLC	129,695	3,920,026
Moody’s Corp.	48,330	8,838,590

		17,154,782

Computer Services — 5.4%
Accenture PLC, Class A	101,087	18,000,562
Cognizant Technology Solutions Corp., Class A	126,522	7,835,508

		25,836,070

Computers — 2.5%
Apple, Inc.	67,013	11,731,966

Consulting Services — 1.4%
Verisk Analytics, Inc.	46,526	6,513,640

Cosmetics & Toiletries — 4.3%
Colgate-Palmolive Co.	146,374	10,190,558
Estee Lauder Cos., Inc., Class A	43,825	7,057,140
L’Oreal SA	11,881	3,188,520

		20,436,218

Data Processing/Management — 4.0%
Fidelity National Information Services, Inc.	88,625	10,661,587
Fiserv, Inc.†#	97,017	8,329,880

		18,991,467

Diagnostic Equipment — 4.1%
Danaher Corp.	54,876	7,244,181
Thermo Fisher Scientific, Inc.	46,263	12,351,296

		19,595,477

E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd. ADR†	49,700	7,418,222

Electronic Components - Semiconductors — 2.3%
Texas Instruments, Inc.	107,621	11,225,947

Electronic Connectors — 1.4%
Amphenol Corp., Class A	78,020	6,787,740

Electronic Measurement Instruments — 1.1%
Fortive Corp.	70,892	5,398,426

Security Description	Shares	Value (Note 2)

Entertainment Software — 1.6%
Electronic Arts, Inc.†	80,915	$7,531,568

Finance - Credit Card — 5.1%
Mastercard, Inc., Class A	33,869	8,517,715
Visa, Inc., Class A#	98,675	15,919,238

		24,436,953

Finance - Investment Banker/Broker — 2.3%
Charles Schwab Corp.	87,208	3,628,725
TD Ameritrade Holding Corp.	147,372	7,331,757

		10,960,482

Finance - Other Services — 0.5%
CME Group, Inc.	11,768	2,260,868

Gambling (Non-Hotel) — 0.6%
Flutter Entertainment PLC	38,930	2,773,846

Hotels/Motels — 2.0%
Marriott International, Inc., Class A	75,551	9,431,787

Instruments - Controls — 1.6%
Mettler-Toledo International, Inc.†	10,463	7,565,691

Instruments - Scientific — 1.5%
Waters Corp.†	35,062	7,037,294

Insurance Brokers — 2.8%
Aon PLC	75,573	13,608,430

Machinery - General Industrial — 1.9%
Nordson Corp.	71,088	8,930,075

Medical Products — 2.6%
Abbott Laboratories	115,587	8,799,638
Becton Dickinson and Co.	16,643	3,885,142

		12,684,780

Medical - Drugs — 1.4%
Eli Lilly & Co.	20,053	2,324,945
Zoetis, Inc.	43,732	4,419,118

		6,744,063

Multimedia — 0.4%
Walt Disney Co.	14,268	1,883,947

Oil - Field Services — 0.1%
Schlumberger, Ltd.	11,012	382,006

Pharmacy Services — 0.8%
Cigna Corp.	25,957	3,842,155

Private Equity — 1.7%
Blackstone Group LP	220,358	8,340,550

Retail - Auto Parts — 0.6%
AutoZone, Inc.†	2,652	2,723,896

Retail - Major Department Stores — 1.9%
TJX Cos., Inc.	179,916	9,047,976

Retail - Restaurants — 2.0%
Starbucks Corp.	124,728	9,486,812

Semiconductor Components - Integrated Circuits — 2.7%
Analog Devices, Inc.	71,946	6,951,423
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	153,610	5,890,943

		12,842,366

Soap & Cleaning Preparation — 1.7%
Church & Dwight Co., Inc.	34,376	2,557,918
Reckitt Benckiser Group PLC	70,223	5,640,456

		8,198,374

140

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Textile - Apparel — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	25,580	$9,691,947

Transport - Rail — 1.9%
Union Pacific Corp.	53,316	8,892,042

Veterinary Diagnostics — 1.6%
Elanco Animal Health, Inc.†	241,239	7,545,956

Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	25,874	28,629,581

Total Long-Term Investment Securities
(cost $336,629,175)		469,866,397

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank Disc. Notes 2.28% due 06/03/2019 (cost $8,066,991)	$8,068,000	8,068,000

TOTAL INVESTMENTS
(cost $344,696,166)(1)	100.1%	477,934,397
Liabilities in excess of other assets	(0.1)	(633,064)

NET ASSETS	100.0%	$477,301,333

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2019, the Fund had loaned securities with a total value of $24,050,010. This was secured by collateral of $24,814,646 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	08/08/2019 to 10/03/2019	$1,012,760
United States Treasury Notes/Bonds	0.00% to 8.75%	07/31/2019 to 02/15/2049	23,801,886

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$439,727,287	$30,139,110	**	$—	$469,866,397
Short-Term Investment Securities	—	8,068,000		—	8,068,000

Total Investments at Value	$439,727,287	$38,207,110		$—	$477,934,397

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

141

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.2%
Banks — Commercial	6.8
Retail — Restaurants	2.1
Electric — Integrated	2.1
Chemicals — Specialty	1.9
Gas — Distribution	1.9
Insurance — Property/Casualty	1.9
Medical Products	1.8
Computer Services	1.7
Commercial Services — Finance	1.7
Oil Companies — Exploration & Production	1.4
Machinery — General Industrial	1.4
Transport — Truck	1.4
Medical Instruments	1.2
Insurance — Multi-line	1.2
Food — Misc./Diversified	1.2
Building — Residential/Commercial	1.2
Repurchase Agreements	1.1
Electronic Components — Semiconductors	1.1
Investment Management/Advisor Services	1.1
Medical — Biomedical/Gene	1.1
Applications Software	1.1
Medical Labs & Testing Services	1.1
Steel — Producers	1.0
Electronic Parts Distribution	1.0
Insurance — Reinsurance	1.0
Enterprise Software/Service	1.0
Diversified Manufacturing Operations	0.9
Electronic Components — Misc.	0.9
Electronic Measurement Instruments	0.9
Machinery — Pumps	0.8
Theaters	0.8
Distribution/Wholesale	0.8
Human Resources	0.7
Aerospace/Defense	0.7
Insurance — Life/Health	0.7
Containers — Paper/Plastic	0.7
Savings & Loans/Thrifts	0.7
Disposable Medical Products	0.7
Semiconductor Equipment	0.7
Lighting Products & Systems	0.7
Registered Investment Companies	0.7
Oil — Field Services	0.7
Multimedia	0.7
Garden Products	0.6
Data Processing/Management	0.6
Machine Tools & Related Products	0.6
Commercial Services	0.6
Building Products — Air & Heating	0.6
Office Automation & Equipment	0.6
Retail — Misc./Diversified	0.6
Hotels/Motels	0.6
Medical — HMO	0.5
Television	0.5
Building Products — Cement	0.5
Semiconductor Components — Integrated Circuits	0.5
Medical — Outpatient/Home Medical	0.5
Water	0.5
Apparel Manufacturers	0.5
Recreational Vehicles	0.5
Engineering/R&D Services	0.5
Finance — Other Services	0.5
Funeral Services & Related Items	0.5
Computer Software	0.5
Medical — Drugs	0.5
Medical Information Systems	0.5
Insurance Brokers	0.5
Hazardous Waste Disposal	0.4
Miscellaneous Manufacturing	0.4

Resorts/Theme Parks	0.4
Coatings/Paint	0.4
Casino Hotels	0.4
Wireless Equipment	0.4
Finance — Consumer Loans	0.4
Finance — Investment Banker/Broker	0.4
Industrial Automated/Robotic	0.4
Machinery — Construction & Mining	0.4
Racetracks	0.4
Real Estate Management/Services	0.4
Patient Monitoring Equipment	0.4
Building — Heavy Construction	0.4
Building & Construction Products — Misc.	0.4
Power Converter/Supply Equipment	0.4
Auto/Truck Parts & Equipment — Original	0.4
Instruments — Controls	0.4
Filtration/Separation Products	0.4
Physical Therapy/Rehabilitation Centers	0.4
Gold Mining	0.4
Containers — Metal/Glass	0.3
Oil Refining & Marketing	0.3
Cable/Satellite TV	0.3
Schools	0.3
Rental Auto/Equipment	0.3
Transport — Rail	0.3
Computers — Integrated Systems	0.3
Airlines	0.3
Retail — Discount	0.3
Telecom Equipment — Fiber Optics	0.3
Batteries/Battery Systems	0.3
Oil & Gas Drilling	0.3
Retail — Convenience Store	0.3
Retail — Mail Order	0.3
Retail — Apparel/Shoe	0.3
Publishing — Newspapers	0.3
Building & Construction — Misc.	0.3
Medical — Hospitals	0.3
Energy — Alternate Sources	0.3
Machinery — Farming	0.3
Casino Services	0.3
Transport — Marine	0.3
Food — Baking	0.3
Oil Companies — Integrated	0.3
Pipelines	0.2
Electric Products — Misc.	0.2
Security Services	0.2
Footwear & Related Apparel	0.2
Transactional Software	0.2
Networking Products	0.2
Health Care Cost Containment	0.2
U.S. Government Treasuries	0.2
Office Furnishings — Original	0.2
Consumer Products — Misc.	0.2
Chemicals — Diversified	0.2
Retail — Catalog Shopping	0.2
Rubber — Tires	0.2
Machinery — Electrical	0.2
Computers — Other	0.2
Metal Processors & Fabrication	0.2
Home Furnishings	0.2
Finance — Mortgage Loan/Banker	0.2
Brewery	0.2
Building — Mobile Home/Manufactured Housing	0.2
Telephone — Integrated	0.2
Steel — Specialty	0.2
Transport — Services	0.2
Lasers — System/Components	0.2
Poultry	0.2
Paper & Related Products	0.2

142

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Multilevel Direct Selling	0.2%
Transport — Equipment & Leasing	0.2
Retail — Sporting Goods	0.2
Food — Retail	0.2
Steel Pipe & Tube	0.2
Electronic Security Devices	0.1
Retail — Automobile	0.1
Internet Content — Information/News	0.1
Publishing — Periodicals	0.1
Wire & Cable Products	0.1
Retail — Petroleum Products	0.1
Chemicals — Plastics	0.1
Publishing — Books	0.1
Retail — Bedding	0.1
Dental Supplies & Equipment	0.1
Quarrying	0.1
Cosmetics & Toiletries	0.1
Telecommunication Equipment	0.1
Metal Products — Distribution	0.1
E-Commerce/Services	0.1
Auction Houses/Art Dealers	0.1
Retail — Regional Department Stores	0.1
Retail — Jewelry	0.1
Housewares	0.1
Retail — Arts & Crafts	0.1

100.6%

*	Calculated as a percentage of net assets

143

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Aerospace/Defense — 0.7%
MSA Safety, Inc.	62,815	$6,242,555
Teledyne Technologies, Inc.†	64,870	15,296,346

		21,538,901

Airlines — 0.3%
JetBlue Airways Corp.†	549,172	9,462,234

Apparel Manufacturers — 0.5%
Carter’s, Inc.	81,563	6,860,264
Deckers Outdoor Corp.†	52,190	7,938,099

		14,798,363

Applications Software — 1.1%
CDK Global, Inc.	223,429	10,813,964
Covetrus, Inc.†#	171,319	4,224,726
PTC, Inc.†	191,276	16,078,661

		31,117,351

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	58,955	1,987,373

Auto/Truck Parts & Equipment - Original — 0.4%
Adient PLC	155,838	2,689,764
Dana, Inc.	256,850	3,747,441
Delphi Technologies PLC	158,538	2,419,290
Visteon Corp.†#	50,601	2,252,251

		11,108,746

Banks - Commercial — 6.8%
Associated Banc-Corp.	294,423	5,832,520
BancorpSouth Bank	162,502	4,400,554
Bank of Hawaii Corp.	73,833	5,586,205
Bank OZK	216,573	6,258,960
Cathay General Bancorp	137,013	4,609,117
Chemical Financial Corp.	128,058	4,848,276
Commerce Bancshares, Inc.	176,831	10,137,721
Cullen/Frost Bankers, Inc.	112,853	10,300,093
East West Bancorp, Inc.	259,703	11,094,512
First Financial Bankshares, Inc.	121,498	6,884,077
First Horizon National Corp.	570,137	7,645,537
FNB Corp.	581,348	6,394,828
Fulton Financial Corp.	304,357	4,796,666
Hancock Whitney Corp.	153,513	5,830,424
Home BancShares, Inc.	278,052	4,871,471
International Bancshares Corp.	97,573	3,557,512
PacWest Bancorp	216,421	7,864,739
Pinnacle Financial Partners, Inc.	130,568	6,913,576
Prosperity Bancshares, Inc.	118,878	7,704,483
Signature Bank	98,708	11,307,001
Synovus Financial Corp.	285,119	9,112,403
TCF Financial Corp.	293,781	5,599,466
Texas Capital Bancshares, Inc.†	90,008	5,157,458
Trustmark Corp.	116,773	3,709,878
UMB Financial Corp.	79,093	4,883,202
Umpqua Holdings Corp.	394,784	6,304,700
United Bankshares, Inc.	182,924	6,545,021
Valley National Bancorp	594,769	5,840,632
Webster Financial Corp.	165,339	7,321,211
Wintrust Financial Corp.	101,235	6,857,659

		198,169,902

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	113,918	4,661,524
EnerSys	77,125	4,336,739

		8,998,263

Security Description	Shares	Value (Note 2)

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	15,600	$4,903,080

Building & Construction Products - Misc. — 0.4%
Louisiana-Pacific Corp.	221,141	5,046,438
Trex Co., Inc.†	105,462	6,308,737

		11,355,175

Building & Construction - Misc. — 0.3%
EMCOR Group, Inc.	100,323	8,082,021

Building Products - Air & Heating — 0.6%
Lennox International, Inc.	64,290	16,979,632

Building Products - Cement — 0.5%
Eagle Materials, Inc.	82,231	7,076,800
MDU Resources Group, Inc.	351,310	8,670,331

		15,747,131

Building - Heavy Construction — 0.4%
Arcosa, Inc.	1	34
Dycom Industries, Inc.†	56,329	2,938,684
Granite Construction, Inc.	83,638	3,361,411
MasTec, Inc.†#	110,328	5,129,149

		11,429,278

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	93,715	4,839,443

Building - Residential/Commercial — 1.2%
KB Home	151,607	3,809,884
NVR, Inc.†	6,091	19,500,763
Toll Brothers, Inc.	240,361	8,357,352
TRI Pointe Group, Inc.†	253,809	3,121,850

		34,789,849

Cable/Satellite TV — 0.3%
Cable One, Inc.	8,889	9,929,457

Casino Hotels — 0.4%
Boyd Gaming Corp.	143,149	3,424,124
Caesars Entertainment Corp.†#	1,044,510	9,181,243

		12,605,367

Casino Services — 0.3%
Eldorado Resorts, Inc.†	116,532	5,729,879
Scientific Games Corp.†#	99,162	1,893,994

		7,623,873

Chemicals - Diversified — 0.2%
Olin Corp.	295,407	5,792,931

Chemicals - Plastics — 0.1%
PolyOne Corp.	139,244	3,499,202

Chemicals - Specialty — 1.9%
Ashland Global Holdings, Inc.	112,184	8,399,216
Cabot Corp.	106,633	4,258,922
Chemours Co.	299,257	6,311,330
Ingevity Corp.†	74,563	6,539,175
Minerals Technologies, Inc.	63,117	3,280,822
NewMarket Corp.	15,626	6,047,262
Sensient Technologies Corp.	75,772	5,129,764
Valvoline, Inc.	337,105	5,882,482
Versum Materials, Inc.	195,479	10,037,847

		55,886,820

Coatings/Paint — 0.4%
RPM International, Inc.	235,849	12,622,639

144

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.6%
CoreLogic, Inc.†	143,490	$5,623,373
Healthcare Services Group, Inc.#	132,213	4,179,253
LiveRamp Holdings, Inc.†	122,245	6,280,948
Weight Watchers International, Inc.†#	69,578	1,203,004

		17,286,578

Commercial Services - Finance — 1.7%
Green Dot Corp., Class A†	85,324	3,959,887
MarketAxess Holdings, Inc.	67,514	20,107,019
Sabre Corp.	493,403	10,006,213
WEX, Inc.†	77,222	14,590,325

		48,663,444

Computer Services — 1.7%
CACI International, Inc., Class A†	44,543	9,065,391
Leidos Holdings, Inc.	261,856	19,725,613
MAXIMUS, Inc.	114,298	8,143,733
Perspecta, Inc.	251,954	5,469,921
Science Applications International Corp.	91,181	6,997,230

		49,401,888

Computer Software — 0.5%
j2 Global, Inc.	82,982	6,994,553
Teradata Corp.†	210,149	7,216,516

		14,211,069

Computers - Integrated Systems — 0.3%
NCR Corp.†	213,094	6,520,676
NetScout Systems, Inc.†	125,497	3,075,932

		9,596,608

Computers - Other — 0.2%
Lumentum Holdings, Inc.†	136,338	5,517,599

Consumer Products - Misc. — 0.2%
Helen of Troy, Ltd.†	45,855	6,126,687

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	46,998	1,665,609
Owens-Illinois, Inc.	275,222	4,403,552
Silgan Holdings, Inc.	138,490	4,014,825

		10,083,986

Containers - Paper/Plastic — 0.7%
Bemis Co., Inc.	163,327	9,530,131
Sonoco Products Co.	178,998	11,067,446

		20,597,577

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	96,956	2,767,124

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	69,072	3,180,765
Fair Isaac Corp.†	52,083	15,411,360

		18,592,125

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	148,000	3,110,960

Disposable Medical Products — 0.7%
STERIS PLC	151,543	20,258,268

Distribution/Wholesale — 0.8%
Pool Corp.	70,571	12,687,254
Watsco, Inc.	57,577	9,062,044

		21,749,298

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	102,617	$13,679,872
ITT, Inc.	156,583	9,022,312
Trinity Industries, Inc.	238,895	4,605,896

		27,308,080

E-Commerce/Services — 0.1%
Cars.com, Inc.†#	111,083	2,351,627

Electric Products - Misc. — 0.2%
Littelfuse, Inc.	44,263	7,224,164

Electric - Integrated — 2.1%
ALLETE, Inc.	92,299	7,558,365
Black Hills Corp.	96,751	7,372,426
Hawaiian Electric Industries, Inc.	195,167	8,107,237
IDACORP, Inc.	90,264	9,050,771
NorthWestern Corp.	90,201	6,398,859
OGE Energy Corp.	357,831	14,871,457
PNM Resources, Inc.	142,704	6,722,786

		60,081,901

Electronic Components - Misc. — 0.9%
Gentex Corp.	464,426	9,920,139
Jabil, Inc.	252,235	6,202,459
nVent Electric PLC	288,932	6,662,772
Vishay Intertechnology, Inc.	236,881	3,610,066

		26,395,436

Electronic Components - Semiconductors — 1.1%
Cree, Inc.†#	184,931	10,197,095
Monolithic Power Systems, Inc.	70,735	8,237,091
Semtech Corp.†	117,900	4,695,957
Silicon Laboratories, Inc.†	77,197	7,223,323
Synaptics, Inc.†	61,635	1,630,246

		31,983,712

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	201,380	7,771,254
Trimble, Inc.†	450,602	17,979,020

		25,750,274

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	152,134	9,532,717
Avnet, Inc.	194,255	7,933,374
SYNNEX Corp.	74,320	6,444,287
Tech Data Corp.†	66,857	6,060,587

		29,970,965

Electronic Security Devices — 0.1%
Resideo Technologies, Inc.†	220,303	4,335,563

Energy - Alternate Sources — 0.3%
First Solar, Inc.†	135,307	7,853,218

Engineering/R&D Services — 0.5%
AECOM†	279,653	8,920,931
KBR, Inc.	252,629	5,613,416

		14,534,347

Enterprise Software/Service — 1.0%
Blackbaud, Inc.#	87,014	6,693,117
Manhattan Associates, Inc.†	116,484	7,626,208
Tyler Technologies, Inc.†	68,604	14,636,663

		28,955,988

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	229,124	10,871,934

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans — 0.4%
Navient Corp.	389,863	$5,083,813
SLM Corp.	782,558	7,442,127

		12,525,940

Finance - Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	73,445	5,672,157
Interactive Brokers Group, Inc., Class A	134,517	6,833,464

		12,505,621

Finance - Mortgage Loan/Banker — 0.2%
LendingTree, Inc.†#	13,332	5,009,366

Finance - Other Services — 0.5%
Deluxe Corp.	78,250	2,910,900
SEI Investments Co.	231,289	11,622,272

		14,533,172

Food - Baking — 0.3%
Flowers Foods, Inc.	328,713	7,353,310

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	34,138	1,295,879

Food - Misc./Diversified — 1.2%
Hain Celestial Group, Inc.†#	160,419	3,270,943
Ingredion, Inc.	119,438	9,096,398
Lancaster Colony Corp.	34,991	5,032,756
Post Holdings, Inc.†	119,512	12,560,711
TreeHouse Foods, Inc.†	100,308	5,229,056

		35,189,864

Food - Retail — 0.2%
Sprouts Farmers Market, Inc.†	222,373	4,458,579

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	239,102	6,678,119

Funeral Services & Related Items — 0.5%
Service Corp. International	324,815	14,249,634

Garden Products — 0.6%
Scotts Miracle-Gro Co.#	70,407	6,303,539
Toro Co.	190,141	12,389,587

		18,693,126

Gas - Distribution — 1.9%
National Fuel Gas Co.#	154,573	8,240,287
New Jersey Resources Corp.	159,041	7,546,495
ONE Gas, Inc.	94,187	8,247,014
Southwest Gas Holdings, Inc.	95,096	8,096,473
Spire, Inc.	90,904	7,574,121
UGI Corp.	311,457	16,074,296

		55,778,686

Gold Mining — 0.4%
Royal Gold, Inc.	117,378	10,328,090

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	91,062	5,838,895
Stericycle, Inc.†	152,749	7,084,499

		12,923,394

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	97,243	6,355,803

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	82,230	5,247,096

Hotels/Motels — 0.6%
Wyndham Destinations, Inc.	169,236	6,732,208

Security Description	Shares	Value (Note 2)

Hotels/Motels (continued)
Wyndham Hotels & Resorts, Inc.	175,374	$9,354,449

		16,086,657

Housewares — 0.1%
Tupperware Brands Corp.	87,190	1,623,478

Human Resources — 0.7%
ASGN, Inc.†	94,335	4,785,614
Insperity, Inc.	66,743	7,602,028
ManpowerGroup, Inc.	108,179	9,251,468

		21,639,110

Industrial Automated/Robotic — 0.4%
Cognex Corp.	306,054	12,425,792

Instruments - Controls — 0.4%
Woodward, Inc.	100,103	10,903,219

Insurance Brokers — 0.5%
Brown & Brown, Inc.	415,915	13,130,437

Insurance - Life/Health — 0.7%
Brighthouse Financial, Inc.†	209,021	7,418,155
CNO Financial Group, Inc.	287,930	4,523,380
Primerica, Inc.	76,289	8,762,555

		20,704,090

Insurance - Multi-line — 1.2%
American Financial Group, Inc.	126,405	12,412,971
Genworth Financial, Inc., Class A†	897,135	2,610,663
Kemper Corp.	109,057	9,050,640
Old Republic International Corp.	509,893	11,243,141

		35,317,415

Insurance - Property/Casualty — 1.9%
Alleghany Corp.†	25,917	17,190,746
First American Financial Corp.	199,715	10,315,280
Hanover Insurance Group, Inc.	72,691	8,879,932
Mercury General Corp.	48,581	2,800,695
WR Berkley Corp.	259,035	16,111,977

		55,298,630

Insurance - Reinsurance — 1.0%
Reinsurance Group of America, Inc.	112,535	16,661,932
RenaissanceRe Holdings, Ltd.	75,616	13,190,455

		29,852,387

Internet Content - Information/News — 0.1%
Yelp, Inc.†	127,359	3,913,742

Investment Management/Advisor Services — 1.1%
Eaton Vance Corp.	206,325	7,885,741
Federated Investors, Inc., Class B	171,547	5,237,330
Janus Henderson Group PLC	295,583	6,006,247
Legg Mason, Inc.	153,250	5,458,765
Stifel Financial Corp.	128,774	6,906,150

		31,494,233

Lasers - System/Components — 0.2%
Coherent, Inc.†#	43,584	4,795,548

Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	71,469	8,838,571
Universal Display Corp.	75,961	11,160,950

		19,999,521

Machine Tools & Related Products — 0.6%
Colfax Corp.†#	170,284	4,274,129
Kennametal, Inc.	147,327	4,530,305

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products (continued)
Lincoln Electric Holdings, Inc.	113,294	$8,603,546

		17,407,980

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	125,494	8,933,918
Terex Corp.	110,991	2,971,229

		11,905,147

Machinery - Electrical — 0.2%
Regal Beloit Corp.	76,657	5,572,964

Machinery - Farming — 0.3%
AGCO Corp.	115,143	7,663,918

Machinery - General Industrial — 1.4%
Crane Co.	91,023	6,959,619
IDEX Corp.	135,788	20,736,185
Nordson Corp.	92,431	11,611,182

		39,306,986

Machinery - Pumps — 0.8%
Curtiss-Wright Corp.	76,658	8,546,601
Graco, Inc.	296,142	13,983,825

		22,530,426

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	306,951	2,986,633
Medidata Solutions, Inc.†	111,574	10,169,970

		13,156,603

Medical Instruments — 1.2%
Bio-Techne Corp.	67,660	13,400,063
Cantel Medical Corp.	65,029	4,470,093
Integra LifeSciences Holdings Corp.†	126,735	5,905,851
LivaNova PLC†	87,222	6,271,262
NuVasive, Inc.†	92,509	5,361,822

		35,409,091

Medical Labs & Testing Services — 1.1%
Catalent, Inc.†	260,910	11,871,405
Charles River Laboratories International, Inc.†	86,400	10,838,880
MEDNAX, Inc.†	157,514	3,884,295
Syneos Health, Inc.†	109,112	4,498,688

		31,093,268

Medical Products — 1.8%
Avanos Medical, Inc.†	85,015	3,203,365
Globus Medical, Inc., Class A†	136,415	5,361,110
Haemonetics Corp.†	91,382	8,863,140
Hill-Rom Holdings, Inc.	119,432	11,483,387
ICU Medical, Inc.†	29,747	6,330,162
Inogen, Inc.†#	32,047	2,066,070
West Pharmaceutical Services, Inc.	132,909	15,231,371

		52,538,605

Medical - Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc., Class A†	36,076	10,351,287
Exelixis, Inc.†	537,700	10,533,543
Ligand Pharmaceuticals, Inc.†#	36,628	3,933,114
United Therapeutics Corp.†	78,331	6,577,454

		31,395,398

Medical - Drugs — 0.5%
Mallinckrodt PLC†#	149,603	1,300,050
PRA Health Sciences, Inc.†	105,664	9,164,239

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Prestige Consumer Healthcare, Inc.†#	92,799	$2,693,955

		13,158,244

Medical - HMO — 0.5%
Molina Healthcare, Inc.†	111,900	15,918,894

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†#	158,472	5,105,968
Tenet Healthcare Corp.†	148,986	2,973,760

		8,079,728

Medical - Outpatient/Home Medical — 0.5%
Amedisys, Inc.†	52,186	5,861,009
Chemed Corp.	28,605	9,380,724

		15,241,733

Metal Processors & Fabrication — 0.2%
Timken Co.	122,168	5,376,614

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	70,339	2,401,373

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	112,744	12,770,513

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	99,182	4,630,808

Multimedia — 0.7%
FactSet Research Systems, Inc.	68,145	18,957,939

Networking Products — 0.2%
LogMeIn, Inc.	91,081	6,542,348

Office Automation & Equipment — 0.6%
Zebra Technologies Corp., Class A†	96,511	16,545,846

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	105,516	3,744,763
HNI Corp.	77,921	2,583,860

		6,328,623

Oil & Gas Drilling — 0.3%
Ensco Rowan PLC, Class A#	352,622	2,951,446
Transocean, Ltd.†#	907,157	5,624,374

		8,575,820

Oil Companies - Exploration & Production — 1.4%
Callon Petroleum Co.†#	408,253	2,551,581
Chesapeake Energy Corp.†#	1,870,931	3,592,188
CNX Resources Corp.†	355,329	2,743,140
EQT Corp.	456,421	8,352,504
Matador Resources Co.†#	185,579	3,050,919
Oasis Petroleum, Inc.†	484,266	2,518,183
QEP Resources, Inc.†	423,463	2,926,129
Range Resources Corp.#	371,990	2,908,962
SM Energy Co.	185,002	2,151,573
Southwestern Energy Co.†#	969,804	3,481,596
WPX Energy, Inc.†	708,089	7,619,038

		41,895,813

Oil Companies - Integrated — 0.3%
Murphy Oil Corp.	291,437	7,242,209

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	53,753	4,314,216
PBF Energy, Inc., Class A	214,712	5,668,397

		9,982,613

147

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 0.7%
Apergy Corp.†	138,582	$4,297,428
Core Laboratories NV	79,397	3,782,473
McDermott International, Inc.†#	323,908	1,956,404
NOW, Inc.†	194,274	2,531,390
Oceaneering International, Inc.†	177,074	2,904,014
Patterson-UTI Energy, Inc.	382,772	4,068,866

		19,540,575

Paper & Related Products — 0.2%
Domtar Corp.	112,732	4,740,381

Patient Monitoring Equipment — 0.4%
Masimo Corp.†	87,640	11,458,054

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	176,906	10,423,302

Pipelines — 0.2%
Equitrans Midstream Corp.	364,429	7,237,560

Poultry — 0.2%
Sanderson Farms, Inc.#	34,931	4,775,417

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	97,823	11,204,646

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A	81,039	3,385,809

Publishing - Newspapers — 0.3%
New York Times Co., Class A#	254,395	8,094,849

Publishing - Periodicals — 0.1%
Meredith Corp.	71,625	3,708,026

Quarrying — 0.1%
Compass Minerals International, Inc.#	60,688	3,095,695

Racetracks — 0.4%
Churchill Downs, Inc.	63,511	6,260,914
International Speedway Corp., Class A	42,598	1,906,687
Penn National Gaming, Inc.†	190,486	3,590,661

		11,758,262

Real Estate Investment Trusts — 10.2%
Alexander & Baldwin, Inc.	121,407	2,800,859
American Campus Communities, Inc.	245,498	11,371,467
Brixmor Property Group, Inc.	535,025	9,175,679
Camden Property Trust	173,125	17,894,200
CoreCivic, Inc.	212,624	4,656,466
CoreSite Realty Corp.	65,766	7,676,208
Corporate Office Properties Trust	197,542	5,499,569
Cousins Properties, Inc.	753,143	6,815,944
CyrusOne, Inc.	193,950	11,450,808
Douglas Emmett, Inc.	289,716	11,672,658
EastGroup Properties, Inc.	65,354	7,254,294
EPR Properties	134,198	10,480,864
First Industrial Realty Trust, Inc.	226,801	7,872,263
GEO Group, Inc.	216,280	4,743,020
Healthcare Realty Trust, Inc.	224,472	7,236,977
Highwoods Properties, Inc.	185,532	8,137,433
Hospitality Properties Trust	294,607	7,326,876
JBG SMITH Properties	213,795	8,442,765
Kilroy Realty Corp.	180,883	13,332,886
Lamar Advertising Co., Class A	152,574	11,932,813
Liberty Property Trust	265,066	12,582,683
Life Storage, Inc.	83,546	8,043,809
Mack-Cali Realty Corp.	161,814	3,676,414
Medical Properties Trust, Inc.	682,723	12,138,815
National Retail Properties, Inc.	289,547	15,499,451

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.	379,294	$13,510,452
Pebblebrook Hotel Trust	233,831	6,507,517
PotlatchDeltic Corp.	121,586	4,091,369
PS Business Parks, Inc.	35,785	5,758,522
Rayonier, Inc.	231,988	6,530,462
Sabra Health Care REIT, Inc.	319,476	6,162,692
Senior Housing Properties Trust	425,908	3,356,155
Tanger Factory Outlet Centers, Inc.#	168,303	2,854,419
Taubman Centers, Inc.	109,504	4,857,597
Uniti Group, Inc.#	320,655	3,081,495
Urban Edge Properties	215,166	3,711,613
Weingarten Realty Investors	214,309	6,043,514

		294,181,028

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	81,734	10,171,796
Realogy Holdings Corp.#	203,317	1,441,518

		11,613,314

Recreational Vehicles — 0.5%
Brunswick Corp.	155,915	6,467,354
Polaris Industries, Inc.	102,662	8,200,641

		14,667,995

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	120,398	6,412,398
Avis Budget Group, Inc.†	114,026	3,233,777

		9,646,175

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	70,467	6,334,984
Six Flags Entertainment Corp.	128,031	6,319,610

		12,654,594

Retail - Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	300,283	5,224,924
Urban Outfitters, Inc.†	134,994	3,033,315

		8,258,239

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	161,036	1,467,038

Retail - Automobile — 0.1%
AutoNation, Inc.†	103,261	4,075,712

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	246,289	3,125,407

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	80,884	5,715,263

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	65,582	8,465,325

Retail - Discount — 0.3%
Ollie’s Bargain Outlet Holdings, Inc.†	92,377	9,119,457

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.	93,003	1,754,037

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.#	143,602	8,400,717

Retail - Misc./Diversified — 0.6%
Five Below, Inc.†	99,896	12,859,612
Sally Beauty Holdings, Inc.†#	215,974	3,278,485

		16,138,097

148

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	120,343	$3,506,795

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	33,104	1,875,673

Retail - Restaurants — 2.1%
Brinker International, Inc.#	67,183	2,524,065
Cheesecake Factory, Inc.#	74,722	3,231,727
Cracker Barrel Old Country Store, Inc.#	43,071	6,766,023
Domino’s Pizza, Inc.	73,527	20,550,797
Dunkin’ Brands Group, Inc.	148,047	10,988,048
Jack in the Box, Inc.	46,235	3,846,752
Papa John’s International, Inc.	40,323	1,954,456
Texas Roadhouse, Inc.	119,443	6,122,648
Wendy’s Co.	325,852	5,992,418

		61,976,934

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	132,149	4,560,462

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.	415,994	5,578,480

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.#	837,255	8,313,942
Sterling Bancorp	381,073	7,358,520
Washington Federal, Inc.	145,317	4,587,658

		20,260,120

Schools — 0.3%
Adtalem Global Education, Inc.†	103,516	4,550,563
Graham Holdings Co., Class B	7,801	5,308,893

		9,859,456

Security Services — 0.2%
Brink’s Co.	88,942	6,848,534

Semiconductor Components - Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	105,956	3,959,576
Cypress Semiconductor Corp.	651,908	11,617,000

		15,576,576

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	97,099	6,938,695
Teradyne, Inc.	311,067	13,108,363

		20,047,058

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	39,311	4,446,467

Steel - Producers — 1.0%
Carpenter Technology Corp.	84,884	3,442,895
Commercial Metals Co.	210,742	2,813,406
Reliance Steel & Aluminum Co.	120,175	10,006,972
Steel Dynamics, Inc.	411,256	10,343,088
United States Steel Corp.#	310,339	3,668,207

		30,274,568

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	225,171	4,820,911

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	257,678	9,003,269

Telecommunication Equipment — 0.1%
Plantronics, Inc.	58,691	2,410,439

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	167,966	4,839,100

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.5%
AMC Networks, Inc., Class A†#	80,137	$4,228,829
TEGNA, Inc.	386,620	5,853,427
World Wrestling Entertainment, Inc., Class A#	78,219	5,689,650

		15,771,906

Theaters — 0.8%
Cinemark Holdings, Inc.	190,829	7,249,594
Live Nation Entertainment, Inc.†	247,772	15,069,493

		22,319,087

Transactional Software — 0.2%
ACI Worldwide, Inc.†	208,077	6,546,102

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	65,571	4,578,167

Transport - Marine — 0.3%
Kirby Corp.†	96,543	7,470,497

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	100,843	9,602,271

Transport - Services — 0.2%
Ryder System, Inc.	95,162	4,805,681

Transport - Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.#	223,168	6,168,363
Landstar System, Inc.	71,871	6,917,584
Old Dominion Freight Line, Inc.	116,304	15,403,302
Werner Enterprises, Inc.	78,296	2,182,892
XPO Logistics, Inc.†#	165,242	8,607,456

		39,279,597

Water — 0.5%
Aqua America, Inc.	377,378	14,921,526

Wire & Cable Products — 0.1%
Belden, Inc.	70,586	3,614,003

Wireless Equipment — 0.4%
InterDigital, Inc.	58,435	3,711,791
ViaSat, Inc.†#	101,854	8,864,354

		12,576,145

Total Long-Term Investment Securities
(cost $2,326,389,792)		2,856,861,691

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2)	19,952,997	19,952,997

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 2.39% due 06/18/2019(4)	$3,100,000	3,097,064
2.42% due 07/11/2019(4)	250,000	249,395
2.48% due 09/05/2019(4)	2,000,000	1,987,917
2.54% due 07/18/2019(4)	1,000,000	997,131

		6,331,507

Total Short-Term Investment Securities
(cost $26,282,520)		26,284,504

149

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $32,033,335 collateralized by $32,865,000 of United States Treasury Notes, bearing interest at 1.75% due 09/30/2022 and having an approximate value of $32,674,201 (cost $32,032,000)	$32,032,000	$32,032,000

TOTAL INVESTMENTS
(cost $2,384,704,312)(3)	100.6%	2,915,178,195
Liabilities in excess of other assets	(0.6)	(17,864,863)

NET ASSETS	100.0%	$2,897,313,332

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2019, the Fund had loaned securities with a total value of $165,351,189. This was secured by collateral of $19,952,997, which was received in cash and subsequently invested in short-term investments currently valued at $19,952,997 as reported in the Portfolio of Investments. Additional collateral of $152,609,820 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$2,452,942
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	133,114
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	21,596,707
United States Treasury Notes/Bonds	0.00% to 8.75%	06/15/2019 to 02/15/2049	128,427,057

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
218	Long	S&P Mid Cap 400 E-Mini Index	June 2019	$40,782,269	$39,462,360	$(1,319,909)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$2,856,861,691	$—	$—	$2,856,861,691
Short-Term Investment Securities:
Registered Investment Companies	19,952,997	—	—	19,952,997
U.S. Government Treasuries	—	6,331,507	—	6,331,507
Repurchase Agreements	—	32,032,000	—	32,032,000

Total Investments at Value	$2,876,814,688	$38,363,507	$—	$2,915,178,195

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,319,909	$—	$—	$1,319,909

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

150

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Commercial Services — Finance	6.1%
Electronic Components — Semiconductors	4.8
Enterprise Software/Service	4.0
Medical Products	3.1
Commercial Paper	3.0
Consulting Services	3.0
Medical Instruments	2.6
Computer Software	2.6
Real Estate Investment Trusts	2.4
Electronic Measurement Instruments	2.2
Medical Labs & Testing Services	2.2
Telecommunication Equipment	2.1
Finance — Investment Banker/Broker	2.0
Insurance Brokers	1.9
Computer Services	1.9
Data Processing/Management	1.9
Aerospace/Defense — Equipment	1.9
Semiconductor Equipment	1.9
Instruments — Scientific	1.8
Entertainment Software	1.8
Apparel Manufacturers	1.8
Insurance — Property/Casualty	1.8
Electronic Components — Misc.	1.7
Commercial Services	1.7
Medical — Biomedical/Gene	1.7
Disposable Medical Products	1.6
Electronic Connectors	1.6
Retail — Restaurants	1.5
Web Hosting/Design	1.4
Investment Management/Advisor Services	1.3
Cruise Lines	1.2
Machinery — General Industrial	1.2
E-Commerce/Services	1.1
Aerospace/Defense	1.0
Transport — Truck	1.0
Registered Investment Companies	0.9
Drug Delivery Systems	0.9
Building — Maintenance & Services	0.9
Diagnostic Kits	0.9
Non-Hazardous Waste Disposal	0.9
Retail — Apparel/Shoe	0.8
Containers — Paper/Plastic	0.8
Beverages — Non-alcoholic	0.8
Therapeutics	0.8
E-Commerce/Products	0.7
Electric Products — Misc.	0.7
Containers — Metal/Glass	0.7
Diversified Manufacturing Operations	0.7
Retail — Discount	0.7
Chemicals — Diversified	0.7
Printing — Commercial	0.6
Hazardous Waste Disposal	0.6
Veterinary Diagnostics	0.6
Retail — Perfume & Cosmetics	0.6
Auction Houses/Art Dealers	0.6
Audio/Video Products	0.6
Metal Processors & Fabrication	0.6
Food — Catering	0.5
Advertising Agencies	0.5
Retail — Floor Coverings	0.5
Rental Auto/Equipment	0.5
Wire & Cable Products	0.5
Real Estate Management/Services	0.4
Retail — Pet Food & Supplies	0.4
Finance — Other Services	0.4
Decision Support Software	0.4
Finance — Consumer Loans	0.4
Retail — Mail Order	0.4
Oil Companies — Exploration & Production	0.4

Applications Software	0.4
Transport — Rail	0.4
Airlines	0.4
Food — Misc./Diversified	0.4
Advertising Services	0.4
Building & Construction — Misc.	0.4
Beverages — Wine/Spirits	0.3
Television	0.3
Industrial Automated/Robotic	0.3
Broadcast Services/Program	0.3
Distribution/Wholesale	0.3
Banks — Commercial	0.3
Auto/Truck Parts & Equipment — Original	0.2

100.6%

*	Calculated as a percentage of net assets

151

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	18,846	$1,457,927

Advertising Services — 0.4%
Trade Desk, Inc., Class A†#	5,361	1,065,820

Aerospace/Defense — 1.0%
Teledyne Technologies, Inc.†	13,354	3,148,873

Aerospace/Defense - Equipment — 1.9%
Harris Corp.	14,725	2,756,373
HEICO Corp., Class A	17,235	1,693,511
L3 Technologies, Inc.	5,220	1,263,553

		5,713,437

Airlines — 0.4%
Ryanair Holdings PLC ADR†	16,371	1,067,717

Apparel Manufacturers — 1.8%
Carter’s, Inc.	3,677	309,272
Gildan Activewear, Inc.	87,484	3,154,673
Kontoor Brands, Inc.†	1	17
VF Corp.	24,665	2,019,570

		5,483,532

Applications Software — 0.4%
Intuit, Inc.	4,457	1,091,296

Auction Houses/Art Dealers — 0.6%
Ritchie Bros. Auctioneers, Inc.	54,653	1,823,771

Audio/Video Products — 0.6%
Dolby Laboratories, Inc., Class A	29,161	1,807,107

Auto/Truck Parts & Equipment - Original — 0.2%
Visteon Corp.†#	11,494	511,598

Banks - Commercial — 0.3%
SVB Financial Group†	4,307	867,430

Beverages - Non-alcoholic — 0.8%
Monster Beverage Corp.†	37,662	2,329,771

Beverages - Wine/Spirits — 0.3%
MGP Ingredients, Inc.#	17,155	1,032,903

Broadcast Services/Program — 0.3%
Liberty Media Corp. - Liberty Formula One, Series C†	26,352	983,720

Building & Construction - Misc. — 0.4%
Frontdoor, Inc.†	26,393	1,061,263

Building - Maintenance & Services — 0.9%
ServiceMaster Global Holdings, Inc.†	52,786	2,850,444

Chemicals - Diversified — 0.7%
FMC Corp.	28,224	2,073,053

Commercial Services — 1.7%
CoStar Group, Inc.†	7,209	3,673,995
Edenred	33,361	1,523,495

		5,197,490

Commercial Services - Finance — 6.1%
Equifax, Inc.	11,399	1,378,139
Euronet Worldwide, Inc.†	6,842	1,060,784
Global Payments, Inc.	31,116	4,793,109
IHS Markit, Ltd.†	23,675	1,358,708
WEX, Inc.†	35,354	6,679,785
Worldpay, Inc., Class A†	26,119	3,177,115

		18,447,640

Computer Services — 1.9%
Amdocs, Ltd.	47,122	2,799,989

Security Description	Shares	Value (Note 2)

Computer Services (continued)
EPAM Systems, Inc.†	17,480	$3,016,873

		5,816,862

Computer Software — 2.6%
Splunk, Inc.†	18,888	2,153,043
SS&C Technologies Holdings, Inc.	68,496	3,811,802
Twilio, Inc., Class A†#	14,420	1,903,296

		7,868,141

Consulting Services — 3.0%
Booz Allen Hamilton Holding Corp.	23,680	1,495,866
Gartner, Inc.†	8,150	1,233,095
Verisk Analytics, Inc.	44,972	6,296,080

		9,025,041

Containers - Metal/Glass — 0.7%
Crown Holdings, Inc.†	37,685	2,088,880

Containers - Paper/Plastic — 0.8%
Sealed Air Corp.	58,210	2,438,999

Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd.†	34,614	1,893,732
Royal Caribbean Cruises, Ltd.	15,063	1,834,071

		3,727,803

Data Processing/Management — 1.9%
Broadridge Financial Solutions, Inc.	24,670	3,080,543
Fidelity National Information Services, Inc.	22,449	2,700,615

		5,781,158

Decision Support Software — 0.4%
MSCI, Inc.	5,332	1,173,093

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	11,015	2,751,217

Disposable Medical Products — 1.6%
STERIS PLC	25,796	3,448,409
Teleflex, Inc.	4,872	1,404,598

		4,853,007

Distribution/Wholesale — 0.3%
Ferguson PLC	14,883	961,322

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	15,613	2,081,369

Drug Delivery Systems — 0.9%
DexCom, Inc.†	23,511	2,851,884

E-Commerce/Products — 0.7%
Etsy, Inc.†	19,230	1,198,221
Wayfair, Inc., Class A†#	6,644	956,803

		2,155,024

Electric Products - Misc. — 0.7%
AMETEK, Inc.	25,908	2,121,606

Electronic Components - Misc. — 1.7%
Flex, Ltd.†	157,018	1,403,741
Sensata Technologies Holding PLC†	90,606	3,867,970

		5,271,711

Electronic Components - Semiconductors — 4.8%
Advanced Micro Devices, Inc.†#	81,820	2,242,686
Cree, Inc.†	18,095	997,758
Microchip Technology, Inc.#	47,249	3,781,338
Monolithic Power Systems, Inc.	9,832	1,144,936
ON Semiconductor Corp.†	149,039	2,646,933

152

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
Xilinx, Inc.	37,336	$3,819,846

		14,633,497

Electronic Connectors — 1.6%
TE Connectivity, Ltd.	56,029	4,719,323

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	27,744	1,860,235
Keysight Technologies, Inc.†	15,755	1,183,673
National Instruments Corp.	60,076	2,318,333
Trimble, Inc.†	31,812	1,269,299

		6,631,540

Enterprise Software/Service — 4.0%
Atlassian Corp. PLC, Class A†	22,518	2,834,566
Ceridian HCM Holding, Inc.†#	28,345	1,394,007
Constellation Software, Inc.	5,181	4,486,264
Workday, Inc., Class A†	16,649	3,398,394

		12,113,231

Entertainment Software — 1.8%
Take-Two Interactive Software, Inc.†	30,605	3,309,931
Zynga, Inc., Class A†	349,332	2,197,298

		5,507,229

Finance - Consumer Loans — 0.4%
Synchrony Financial	33,729	1,134,306

Finance - Investment Banker/Broker — 2.0%
E*TRADE Financial Corp.	42,461	1,902,253
TD Ameritrade Holding Corp.	86,578	4,307,255

		6,209,508

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	11,902	1,291,843

Food - Catering — 0.5%
Aramark	45,984	1,599,783

Food - Misc./Diversified — 0.4%
Lamb Weston Holdings, Inc.	17,990	1,065,908

Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	29,770	1,908,852

Industrial Automated/Robotic — 0.3%
Cognex Corp.	24,510	995,106

Instruments - Scientific — 1.8%
PerkinElmer, Inc.	39,278	3,391,262
Waters Corp.†	11,045	2,216,842

		5,608,104

Insurance Brokers — 1.9%
Aon PLC	20,125	3,623,909
Arthur J. Gallagher & Co.	26,790	2,255,718

		5,879,627

Insurance - Property/Casualty — 1.8%
Intact Financial Corp.	30,406	2,614,295
WR Berkley Corp.	46,051	2,864,372

		5,478,667

Investment Management/Advisor Services — 1.3%
LPL Financial Holdings, Inc.	49,092	3,938,160

Machinery - General Industrial — 1.2%
Middleby Corp.†#	11,741	1,531,848
Wabtec Corp.#	32,617	2,034,649

		3,566,497

Security Description	Shares	Value (Note 2)

Medical Instruments — 2.6%
Boston Scientific Corp.†	101,097	$3,883,136
Bruker Corp.	30,433	1,271,187
Edwards Lifesciences Corp.†	16,502	2,816,891

		7,971,214

Medical Labs & Testing Services — 2.2%
Catalent, Inc.†	87,916	4,000,178
IQVIA Holdings, Inc.†	19,021	2,584,003

		6,584,181

Medical Products — 3.1%
Cooper Cos., Inc.	17,371	5,172,910
Haemonetics Corp.†	18,270	1,772,007
ICU Medical, Inc.†	6,402	1,362,346
Varian Medical Systems, Inc.†	8,925	1,126,870

		9,434,133

Medical - Biomedical/Gene — 1.7%
Celgene Corp.†	16,783	1,574,078
Exact Sciences Corp.†	17,535	1,817,152
Sage Therapeutics, Inc.†#	10,322	1,774,042

		5,165,272

Medical - Drugs — 0.0%
Alkermes PLC†	1,941	41,809

Metal Processors & Fabrication — 0.6%
Rexnord Corp.†	68,378	1,799,025

Non-Hazardous Waste Disposal — 0.9%
Waste Connections, Inc.	27,321	2,585,659

Oil Companies - Exploration & Production — 0.4%
Parsley Energy, Inc., Class A†	61,667	1,099,523

Printing - Commercial — 0.6%
Cimpress NV†#	21,899	1,916,162

Real Estate Investment Trusts — 2.4%
Crown Castle International Corp.	28,816	3,746,368
Lamar Advertising Co., Class A	46,752	3,656,474

		7,402,842

Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	29,451	1,345,911

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	12,656	1,393,426

Retail - Apparel/Shoe — 0.8%
Lululemon Athletica, Inc.†	15,160	2,510,344

Retail - Discount — 0.7%
Dollar Tree, Inc.†	20,408	2,073,249

Retail - Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†#	39,881	1,416,573

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.#	19,017	1,112,494

Retail - Perfume & Cosmetics — 0.6%
Ulta Beauty, Inc.†	5,518	1,839,591

Retail - Pet Food & Supplies — 0.4%
Freshpet, Inc.†	27,955	1,299,069

Retail - Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	2,945	1,943,612
Dunkin’ Brands Group, Inc.	34,660	2,572,465

		4,516,077

153

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 1.9%
Entegris, Inc.	30,815	$1,058,187
KLA-Tencor Corp.	24,971	2,573,761
Lam Research Corp.	11,567	2,019,714

		5,651,662

Telecommunication Equipment — 2.1%
NICE, Ltd., ADR†#	45,622	6,380,237

Television — 0.3%
World Wrestling Entertainment, Inc., Class A#	13,915	1,012,177

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	18,715	1,586,658
Sarepta Therapeutics, Inc.†#	6,059	689,817

		2,276,475

Transport - Rail — 0.4%
Kansas City Southern	9,560	1,082,957

Transport - Truck — 1.0%
Old Dominion Freight Line, Inc.	10,624	1,407,043
XPO Logistics, Inc.†#	31,133	1,621,718

		3,028,761

Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†	59,376	1,857,281

Web Hosting/Design — 1.4%
GoDaddy, Inc., Class A†	37,355	2,779,212
Wix.com, Ltd.†	11,038	1,515,959

		4,295,171

Wire & Cable Products — 0.4%
Belden, Inc.	22,766	1,165,619

Total Common Stocks
(cost $214,149,335)		289,519,984

CONVERTIBLE PREFERRED SECURITIES — 1.2%
E-Commerce/Services — 1.1%
Airbnb, Inc., Series D†(1)(2)	29,418	3,600,175

Wire & Cable Products — 0.1%
Belden, Inc. 6.75%	2,200	152,240

Total Convertible Preferred Securities
(cost $1,417,696)		3,752,415

Total Long-Term Investment Securities
(cost $215,567,031)		293,272,399

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Commercial Paper — 3.0%
Credit Agricole Corporate and Investment Bank 2.39% due 06/03/2019	$9,100,000	9,098,195

Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(3)(4)	2,868,354	2,868,354

Total Short-Term Investment Securities
(cost $11,967,161)		11,966,549

TOTAL INVESTMENTS
(cost $227,534,192)(6)	100.6%	305,238,948
Liabilities in excess of other assets	(0.6)	(1,951,008)

NET ASSETS	100.0%	$303,287,940

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks

Airbnb, Inc.
Series D	4/16/2014	29,418	$1,197,696	$3,600,175	$122	1.19%

(3)

At May 31, 2019, the Fund had loaned securities with a total value of $23,446,485. This was secured by collateral of $2,868,354, which was received in cash and subsequently invested in short-term investments currently valued at $2,868,354 as reported in the Portfolio of Investments. Additional collateral of $21,293,930 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	$1,089,202
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	20,204,728

(4)	The rate shown is the 7-day yield as of May 31, 2019.

ADR—American Depositary Receipt

(5)	See Note 5 for cost of investments on a tax basis.

154

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$287,035,167	$2,484,817	**	$—	$289,519,984
Convertible Preferred Securities:
E-Commerce/Services	—	—		3,600,175	3,600,175
Wire & Cable Products	152,240	—		—	152,240
Short-Term Investment Securities:
Commercial Paper	—	9,098,195		—	9,098,195
Registered Investment Companies	2,868,354	—		—	2,868,354

Total Investments at Value	$290,055,761	$11,583,012		$3,600,175	$305,238,948

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2018 . . . . . . . . .	$466,287	$3,207,052
Accrued discounts . . . . . . . . . . . . . .	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	—	—
Realized Loss . . . . . . . . . . . . . . . . . .	—	—
Change in unrealized appreciation(1) .	273,387	393,123
Change in unrealized depreciation(1) .	—	—
Net Purchases . . . . . . . . . . . . . . . . .	—	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(739,674)	—
Transfers into Level 3 . . . . . . . . . . . .	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—

Balance as of 05/31/2019 . . . . . . . .	$—	$3,600,175

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31 2019 includes:

Common Stocks	Convertible Preferred Securities
$ —	$393,123

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 05/31/19	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$3,600,175	Market Approach	Last Twelve Months Revenue Multiple*	9.42x
			2021 Estimated Revenue Multiple*	4.2x - 6.9x (5.55x)
			2021 Estimated Gross Profit Multiple*	5.0x
			2022 Estimated Revenue Multiple*	3.9x
			2022 Estimated Gross Profit Multiple*	4.6x
			2023 Estimated Revenue Multiple*	3.5x
			2023 Estimated Gross Profit Multiple*	4.2x
			Discount for Lack of Marketability	10% - 15% (11.7%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

155

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Applications Software	11.2%
E-Commerce/Products	10.2
Computers	9.0
Web Portals/ISP	8.3
Electronic Components — Semiconductors	7.3
Internet Content — Entertainment	6.5
Repurchase Agreements	5.9
Medical — Biomedical/Gene	5.7
Cable/Satellite TV	3.5
Networking Products	2.8
Beverages — Non-alcoholic	2.6
Commercial Services — Finance	2.4
Semiconductor Components — Integrated Circuits	1.9
E-Commerce/Services	1.6
Electronic Forms	1.6
Retail — Discount	1.6
Food — Misc./Diversified	1.3
Retail — Restaurants	1.1
Semiconductor Equipment	1.1
Entertainment Software	1.1
Computer Aided Design	0.9
Data Processing/Management	0.8
Cellular Telecom	0.8
Transport — Rail	0.7
Retail — Apparel/Shoe	0.7
Medical Instruments	0.6
Retail — Drug Store	0.6
Hotels/Motels	0.5
U.S. Government Treasuries	0.5
Computer Services	0.4
Registered Investment Companies	0.4
Airlines	0.4
Auto — Cars/Light Trucks	0.4
Enterprise Software/Service	0.4
Electric — Integrated	0.4
Retail — Auto Parts	0.4
Computers — Memory Devices	0.3
Web Hosting/Design	0.3
Commercial Services	0.3
Radio	0.3
Consulting Services	0.3
Auto — Heavy Duty Trucks	0.3
Dental Supplies & Equipment	0.3
Medical Information Systems	0.3
Insurance Brokers	0.3
Broadcast Services/Program	0.3
Diagnostic Kits	0.3
Retail — Perfume & Cosmetics	0.2
Distribution/Wholesale	0.2
Computer Data Security	0.2
Computer Software	0.1
Internet Security	0.1
Toys	0.1
Casino Hotels	0.1
Medical Products	0.1
Transport — Truck	0.1
Medical — Generic Drugs	0.1

100.2%

*	Calculated as a percentage of net assets

156

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.4%
Airlines — 0.4%
American Airlines Group, Inc.	27,228	$741,418
United Continental Holdings, Inc.†	16,173	1,255,834

		1,997,252

Applications Software — 11.2%
Intuit, Inc.	15,709	3,846,349
Microsoft Corp.	419,181	51,844,306

		55,690,655

Auto - Cars/Light Trucks — 0.4%
Tesla, Inc.†#	10,473	1,939,181

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	21,023	1,383,734

Beverages - Non-alcoholic — 2.6%
Monster Beverage Corp.†	32,934	2,037,297
PepsiCo, Inc.	85,173	10,902,144

		12,939,441

Broadcast Services/Program — 0.3%
Fox Corp., Class A	21,392	753,640
Fox Corp., Class B	16,138	560,150

		1,313,790

Cable/Satellite TV — 3.5%
Charter Communications, Inc., Class A†	13,664	5,148,595
Comcast Corp., Class A	273,858	11,228,178
Liberty Global PLC, Class A†	12,399	305,016
Liberty Global PLC, Class C†	31,925	773,862

		17,455,651

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	6,526	700,436

Cellular Telecom — 0.8%
T-Mobile US, Inc.†	51,553	3,786,052

Commercial Services — 0.3%
Cintas Corp.	6,339	1,406,180

Commercial Services - Finance — 2.4%
Automatic Data Processing, Inc.	26,414	4,229,409
PayPal Holdings, Inc.†	71,137	7,807,286

		12,036,695

Computer Aided Design — 0.9%
Autodesk, Inc.†	13,280	2,136,885
Cadence Design Systems, Inc.†	17,001	1,080,754
Synopsys, Inc.†	9,076	1,056,809

		4,274,448

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	9,472	1,044,572

Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A	34,871	2,159,561

Computer Software — 0.1%
Citrix Systems, Inc.	7,987	751,736

Computers — 9.0%
Apple, Inc.	257,632	45,103,634

Computers - Memory Devices — 0.3%
NetApp, Inc.	14,975	886,520
Western Digital Corp.	17,636	656,412

		1,542,932

Consulting Services — 0.3%
Verisk Analytics, Inc.	9,914	1,387,960

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.8%
Fiserv, Inc.†	23,744	$2,038,660
Paychex, Inc.	21,773	1,867,906

		3,906,566

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	4,850	1,379,097

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	5,215	1,302,551

Distribution/Wholesale — 0.2%
Fastenal Co.	34,702	1,061,534

E-Commerce/Products — 10.2%
Amazon.com, Inc.†	26,842	47,646,429
eBay, Inc.	55,473	1,993,145
JD.com, Inc. ADR†	56,062	1,444,157

		51,083,731

E-Commerce/Services — 1.6%
Booking Holdings, Inc.†	2,729	4,519,824
Ctrip.com International, Ltd. ADR†	29,524	1,020,350
Expedia Group, Inc.	8,149	937,135
MercadoLibre, Inc.†	2,741	1,563,795

		8,041,104

Electric - Integrated — 0.4%
Xcel Energy, Inc.	31,179	1,787,804

Electronic Components - Semiconductors — 7.3%
Advanced Micro Devices, Inc.†#	60,956	1,670,804
Broadcom, Inc.	24,018	6,043,889
Intel Corp.	272,674	12,008,563
Microchip Technology, Inc.#	14,369	1,149,951
Micron Technology, Inc.†	67,974	2,216,632
NVIDIA Corp.	36,745	4,977,478
Skyworks Solutions, Inc.	10,554	703,213
Texas Instruments, Inc.	56,905	5,935,761
Xilinx, Inc.	15,351	1,570,561

		36,276,852

Electronic Forms — 1.6%
Adobe, Inc.†	29,573	8,011,326

Enterprise Software/Service — 0.4%
Workday, Inc., Class A†	9,156	1,868,923

Entertainment Software — 1.1%
Activision Blizzard, Inc.	46,315	2,008,682
Electronic Arts, Inc.†	18,166	1,690,891
NetEase, Inc. ADR	4,439	1,103,580
Take-Two Interactive Software, Inc.†	6,862	742,125

		5,545,278

Food - Misc./Diversified — 1.3%
Kraft Heinz Co.	73,940	2,044,441
Mondelez International, Inc., Class A	87,567	4,452,782

		6,497,223

Hotels/Motels — 0.5%
Marriott International, Inc., Class A	20,684	2,582,191

Insurance Brokers — 0.3%
Willis Towers Watson PLC	7,828	1,373,814

Internet Content - Entertainment — 6.5%
Facebook, Inc., Class A†	131,568	23,349,373
Netflix, Inc.†	26,473	9,087,651

		32,437,024

157

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Security — 0.1%
Symantec Corp.	38,759	$725,956

Medical Information Systems — 0.3%
Cerner Corp.	19,668	1,376,170

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	6,942	3,226,989

Medical Products — 0.1%
Henry Schein, Inc.†	9,180	591,743

Medical - Biomedical/Gene — 5.7%
Alexion Pharmaceuticals, Inc.†	13,550	1,540,364
Amgen, Inc.	37,732	6,289,924
Biogen, Inc.†	11,927	2,615,472
BioMarin Pharmaceutical, Inc.†	10,816	889,508
Celgene Corp.†	42,576	3,993,203
Gilead Sciences, Inc.	77,340	4,814,415
Illumina, Inc.†	8,913	2,735,489
Incyte Corp.†	12,979	1,020,539
Regeneron Pharmaceuticals, Inc.†	6,510	1,964,197
Vertex Pharmaceuticals, Inc.†	15,502	2,576,122

		28,439,233

Medical - Generic Drugs — 0.1%
Mylan NV†	31,284	525,571

Networking Products — 2.8%
Cisco Systems, Inc.	266,916	13,887,639

Radio — 0.3%
Sirius XM Holdings, Inc.#	263,505	1,399,212

Retail - Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	7,375	1,221,226
Ross Stores, Inc.	22,471	2,089,579

		3,310,805

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	4,752	1,764,750

Retail - Discount — 1.6%
Costco Wholesale Corp.	26,709	6,398,942
Dollar Tree, Inc.†	14,429	1,465,842

		7,864,784

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	57,205	2,822,495

Retail - Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	3,596	1,198,834

Retail - Restaurants — 1.1%
Starbucks Corp.	75,405	5,735,304

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	22,333	2,157,815
Maxim Integrated Products, Inc.	16,577	871,784
NXP Semiconductors NV	19,931	1,757,117
QUALCOMM, Inc.	73,387	4,903,719

		9,690,435

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	57,566	2,227,229
ASML Holding NV	4,348	817,641
KLA-Tencor Corp.	9,178	945,976
Lam Research Corp.	9,252	1,615,492

		5,606,338

Toys — 0.1%
Hasbro, Inc.	7,630	725,918

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 0.7%
CSX Corp.	49,455	$3,682,914

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	6,593	561,328

Web Hosting/Design — 0.3%
VeriSign, Inc.†	7,259	1,415,360

Web Portals/ISP — 8.3%
Alphabet, Inc., Class A†	16,812	18,602,478
Alphabet, Inc., Class C†	19,229	21,221,701
Baidu, Inc. ADR†	16,897	1,858,670

		41,682,849

Total Long-Term Investment Securities
(cost $195,542,116)		466,303,555

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2)	2,010,816	2,010,816

U.S. Government Treasuries — 0.5%
United States Treasury Bills
2.33% due 06/25/2019(3)	$1,200,000	1,198,321
2.38% due 07/02/2019(3)	600,000	598,887
2.46% due 08/15/2019(3)	200,000	199,075
2.53% due 07/18/2019(3)	300,000	299,140

		2,295,423

Total Short-Term Investment Securities
(cost $4,305,745)		4,306,239

REPURCHASE AGREEMENTS — 5.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount $29,497,229 collateralized by $30,265,000 of United States Treasury Notes, bearing interest at 1.75% due 09/30/2022 and having an approximate value of $30,089,130 (cost $29,496,000)	29,496,000	29,496,000

TOTAL INVESTMENTS
(cost $229,343,861)(4)	100.2%	500,105,794
Liabilities in excess of other assets	(0.2)	(836,581)

NET ASSETS	100.0%	$499,269,213

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2019.
(2)

At May 31, 2019, the Fund had loaned securities with a total value of $4,788,647. This was secured by collateral of $2,010,816, which was received in cash and subsequently invested in short-term investments currently valued at $2,010,816 as reported in the Portfolio of Investments. Additional collateral of $2,966,405 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	$1,179
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 11/15/2048	2,965,226

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

158

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
225	Long	NASDAQ 100 E-Mini Index	June 2019	$32,760,747	$32,100,750	$(659,997)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$466,303,555	$—	$—	$466,303,555
Short-Term Investment Securities:
Registered Investment Companies	2,010,816	—	—	2,010,816
U.S. Government Treasuries	—	2,295,423	—	2,295,423
Repurchase Agreements	—	29,496,000	—	29,496,000

Total Investments at Value	$468,314,371	$31,791,423	$—	$500,105,794

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$659,997	$—	$—	$659,997

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

159

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	11.0%
Applications Software	9.3
Internet Content — Entertainment	9.2
Commercial Services — Finance	7.3
E-Commerce/Products	6.5
Web Portals/ISP	6.0
Enterprise Software/Service	5.7
E-Commerce/Services	4.7
Computer Software	4.1
Registered Investment Companies	4.0
Finance — Credit Card	3.9
Semiconductor Equipment	3.7
Semiconductor Components — Integrated Circuits	2.3
Internet Security	2.2
Internet Application Software	1.9
Computer Services	1.6
Computers — Memory Devices	1.5
Computers	1.3
Entertainment Software	1.3
Retail — Apparel/Shoe	1.0
Internet Content — Information/News	1.0
Auto — Cars/Light Trucks	0.8
Computer Aided Design	0.8
Networking Products	0.7
Aerospace/Defense — Equipment	0.6
Internet Telephone	0.6
Electronic Forms	0.6
Electronic Components — Misc.	0.5
Medical Instruments	0.4
Web Hosting/Design	0.4
Computer Data Security	0.4
Machinery — General Industrial	0.4
Computers — Other	0.3
Repurchase Agreements	0.3
Data Processing/Management	0.3
Machinery — Electrical	0.3
Chemicals — Diversified	0.3
Lasers — System/Components	0.2
Pharmacy Services	0.2
Publishing — Newspapers	0.1
IT Services	0.1
E-Services/Consulting	0.1

97.9%

*	Calculated as a percentage of net assets

160

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.0%
Advertising Services — 0.0%
Trade Desk, Inc., Class A†#	2,675	$531,817

Aerospace/Defense - Equipment — 0.6%
Harris Corp.	48,923	9,157,896

Applications Software — 9.3%
Intuit, Inc.	12,868	3,150,730
Microsoft Corp.	603,511	74,642,240
RealPage, Inc.†	18,830	1,098,165
salesforce.com, Inc.†	144,204	21,833,928
ServiceNow, Inc.†	106,144	27,802,298
Tableau Software, Inc., Class A†	9,230	1,038,098
Tencent Music Entertainment Group ADR†#	4	53

		129,565,512

Auto - Cars/Light Trucks — 0.7%
Tesla, Inc.†#	55,079	10,198,428

Chemicals - Diversified — 0.3%
Dow, Inc.	26,243	1,227,123
DuPont de Nemours, Inc.	78,730	2,402,839

		3,629,962

Commercial Services - Finance — 7.3%
Equifax, Inc.	38,581	4,664,443
FleetCor Technologies, Inc.†	45,736	11,809,493
Global Payments, Inc.	132,979	20,484,085
PayPal Holdings, Inc.†	263,719	28,943,160
Square, Inc., Class A†	103,255	6,396,647
Total System Services, Inc.	99,353	12,273,076
TransUnion	70,735	4,635,972
WEX, Inc.†	53,833	10,171,207
Worldpay, Inc., Class A†	23,270	2,830,563

		102,208,646

Computer Aided Design — 0.8%
Autodesk, Inc.†	2,395	385,380
Synopsys, Inc.†	93,812	10,923,469

		11,308,849

Computer Data Security — 0.4%
CyberArk Software, Ltd.†	5,685	750,704
Fortinet, Inc.†	13,345	967,246
Rapid7, Inc.†	14,100	736,725
Sophos Group PLC*	212,935	1,125,790
Tenable Holdings, Inc.†#	56,290	1,567,677

		5,148,142

Computer Services — 1.6%
Accenture PLC, Class A	17,136	3,051,408
Capgemini SE#	15,025	1,676,634
DXC Technology Co.	149,985	7,130,287
Elastic NV†#	24,820	2,036,481
Genpact, Ltd.	227,776	8,234,102

		22,128,912

Computer Software — 4.1%
Akamai Technologies, Inc.†	92,955	7,005,089
MongoDB, Inc.†#	125,240	17,576,182
Splunk, Inc.†	50,753	5,785,334
Twilio, Inc., Class A†	200,660	26,485,113
Zoom Video Communications, Inc., Class A†#	1,837	146,464

		56,998,182

Security Description	Shares	Value (Note 2)

Computers — 1.3%
Apple, Inc.	86,150	$15,082,280
Nutanix, Inc., Class A†	95,165	2,671,282

		17,753,562

Computers - Memory Devices — 1.5%
NetApp, Inc.	165,830	9,817,136
Pure Storage, Inc., Class A†	462,506	7,335,345
Western Digital Corp.	96,982	3,609,670

		20,762,151

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	108,661	4,397,511

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	9,270	1,115,181
First Data Corp., Class A†	71,785	1,824,775
Fiserv, Inc.†	12,585	1,080,548

		4,020,504

E-Commerce/Products — 6.5%
Alibaba Group Holding, Ltd. ADR†	101,223	15,108,545
Amazon.com, Inc.†	40,841	72,495,634
Meituan Dianping, Class B†#	315,500	2,432,396

		90,036,575

E-Commerce/Services — 4.4%
58.com, Inc. ADR†	113,495	6,472,620
Booking Holdings, Inc.†	11,739	19,442,366
Ctrip.com International, Ltd. ADR†	705,559	24,384,119
Expedia Group, Inc.	35,547	4,087,905
GrubHub, Inc.†#	41,921	2,731,153
MercadoLibre, Inc.†	4,111	2,345,408
Uber Technologies, Inc.†(1)	36,257	1,395,755

		60,859,326

E-Services/Consulting — 0.1%
CDW Corp.	7,570	745,191

Electronic Components - Misc. — 0.5%
Flex, Ltd.†	837,780	7,489,753

Electronic Components - Semiconductors — 11.0%
Advanced Micro Devices, Inc.†	807,024	22,120,528
Broadcom, Inc.	42,775	10,763,901
Cree, Inc.†#	213,995	11,799,684
Infineon Technologies AG	73,065	1,317,960
IPG Photonics Corp.†	3,380	423,075
Marvell Technology Group, Ltd.	1,131,034	25,222,058
Microchip Technology, Inc.#	83,895	6,714,117
Micron Technology, Inc.†	690,079	22,503,476
NVIDIA Corp.	96,856	13,120,114
ON Semiconductor Corp.†	446,190	7,924,334
Samsung Electronics Co., Ltd.	607,471	21,563,665
Texas Instruments, Inc.	46,843	4,886,193
Xilinx, Inc.	49,164	5,029,969

		153,389,074

Electronic Forms — 0.6%
Adobe, Inc.†	29,500	7,991,550

Enterprise Software/Service — 5.7%
Alteryx, Inc., Class A†#	32,440	2,817,738
Atlassian Corp. PLC, Class A†	32,290	4,064,665
AVEVA Group PLC	56,780	2,657,194
Guidewire Software, Inc.†	73,821	7,420,487
New Relic, Inc.†	21,605	2,167,414
Paycom Software, Inc.†#	107,925	22,890,892

161

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
SVMK, Inc.†	99,778	$1,716,182
Veeva Systems, Inc., Class A†	58,850	9,079,967
Workday, Inc., Class A†	130,479	26,633,373

		79,447,912

Entertainment Software — 1.3%
Electronic Arts, Inc.†	101,128	9,412,994
Nexon Co., Ltd.†	214,200	3,177,646
Sciplay Corp., Class A†	142,545	2,280,720
Take-Two Interactive Software, Inc.†	10,535	1,139,360
Zynga, Inc., Class A†	264,995	1,666,819

		17,677,539

Finance - Credit Card — 3.9%
Mastercard, Inc., Class A	82,155	20,661,161
Visa, Inc., Class A	212,454	34,275,204

		54,936,365

Industrial Automated/Robotic — 0.0%
Cognex Corp.	1,855	75,313

Internet Application Software — 1.9%
Okta, Inc.†	197,605	22,372,838
Tencent Holdings, Ltd.	95,427	3,957,453

		26,330,291

Internet Content - Entertainment — 9.2%
Facebook, Inc., Class A†	654,768	116,201,677
Netflix, Inc.†	30,153	10,350,922
Pinterest, Inc. Class B†(1)	68,550	1,641,833

		128,194,432

Internet Content - Information/News — 1.0%
Naspers, Ltd., Class N	48,777	10,933,743
Spotify Technology SA†	21,431	2,691,305

		13,625,048

Internet Security — 2.2%
Palo Alto Networks, Inc.†	31,400	6,284,396
Proofpoint, Inc.†	53,200	5,977,552
Symantec Corp.	574,196	10,754,691
Zscaler, Inc.†#	112,970	7,753,131

		30,769,770

Internet Telephone — 0.6%
RingCentral, Inc., Class A†	71,050	8,515,342

Lasers - System/Components — 0.2%
Coherent, Inc.†	20,175	2,219,855

Machinery - Electrical — 0.3%
Bloom Energy Corp. Class A†#	357,625	3,862,350

Machinery - General Industrial — 0.4%
Roper Technologies, Inc.	14,600	5,021,232

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	13,628	6,334,976

Networking Products — 0.7%
Arista Networks, Inc.†	23,080	5,645,137
Cisco Systems, Inc.	66,730	3,471,962
Telefonaktiebolaget LM Ericsson ADR	58,670	567,339

		9,684,438

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	49,774	761,492

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.1%
News Corp., Class A	186,412	$2,123,233

Retail - Apparel/Shoe — 1.0%
Zalando SE†*	363,865	14,440,259

Semiconductor Components - Integrated Circuits — 2.3%
Analog Devices, Inc.	49,695	4,801,531
Cypress Semiconductor Corp.	294,180	5,242,288
Maxim Integrated Products, Inc.	138,149	7,265,256
NXP Semiconductors NV	44,600	3,931,936
QUALCOMM, Inc.	154,452	10,320,483
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,850	837,947

		32,399,441

Semiconductor Equipment — 3.7%
Applied Materials, Inc.	217,564	8,417,551
ASML Holding NV	38,319	7,220,605
KLA-Tencor Corp.	134,128	13,824,573
Lam Research Corp.	72,398	12,641,415
Teradyne, Inc.	63,210	2,663,669
Tokyo Electron, Ltd.	47,300	6,358,652

		51,126,465

Telecom Equipment - Fiber Optics — 0.0%
Viavi Solutions, Inc.†	45,440	547,552

Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	43,992	3,273,005
Shopify, Inc., Class A†#	7,310	2,009,519

		5,282,524

Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	23,742	26,270,523
Alphabet, Inc., Class C†	29,872	32,967,635
Mail.ru Group, Ltd. GDR†	401,675	9,167,947
NAVER Corp.	108,184	10,101,671
Yandex NV, Class A†	139,231	5,001,178

		83,508,954

Total Common Stocks
(cost $1,102,967,848)		1,295,206,326

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Auto - Cars/Light Trucks — 0.1%
GM Cruise Holdings, LLC Class F†(1)(2)	897	1,637,025

E-Commerce/Services — 0.3%
Airbnb, Inc., Series E†(1)(2)	26,943	3,297,284
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	562,971

		3,860,255

IT Services — 0.1%
Mesosphere, Inc. Series D†(1)(2)	151,129	1,326,913

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	939,374

Total Convertible Preferred Securities
(cost $7,102,699)		7,763,567

REGISTERED INVESTMENT COMPANIES — 1.0%
Altaba, Inc.† (cost $11,740,970)	239,305	14,166,856

Total Long-Term Investment Securities
(cost $1,121,811,517)		1,317,136,749

162

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(4)	501,001	$501,001
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(3)(4)	19,244,928	19,244,928
T. Rowe Price Government Reserve Fund 2.46%(4)	22,676,579	22,676,579

Total Short-Term Investment Securities
(cost $42,422,508)		42,422,508

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $4,239,177 collateralized by $4,285,000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2022 and having an approximate value of $4,324,281 (cost $4,239,000)	$4,239,000	4,239,000

TOTAL INVESTMENTS
(cost $1,168,473,025)(5)	97.9%	1,363,798,257
Other assets less liabilities	2.1	29,035,457

NET ASSETS	100.0%	$1,392,833,714

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $15,566,049 representing 1.1% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks

JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$761,492	$15.30	0.05%
Pinterest, Inc., Class B	03/19/2015	68,550	205,650	1,641,833	23.95	0.12
Uber Technologies, Inc.	06/05/2014	36,257	562,457	1,395,755	38.50	0.10
Convertible Preferred Securities

Airbnb, Inc., Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	3,297,284	122.38	0.24

GM Cruise Holdings, LLC, Class F	05/07/2019	897	1,637,025	1,637,025	1825.00	0.12
JAND, Inc., (dba Warby Parker), Series E	03/09/2018	61,401	965,040	939,374	15.30	0.07
Mesophere, Inc., Series D	05/04/2018	151,129	1,670,656	1,326,913	8.78	0.09
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	11,731	321,737	562,971	47.99	0.04

				$11,562,647		0.83%

(2)	Securities classified as Level 3 (see Note 2).
(3)

At May 31, 2019, the Fund had loaned securities with a total value of $66,473,179. This was secured by collateral of $19,244,928, which was received in cash and subsequently invested in short-term investments currently valued at $19,244,928 as reported in the Portfolio of Investments. Additional collateral of $49,626,288 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	$4,695,408
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 11/15/2048	44,930,880

(4)	The rate shown is the 7-day yield as of May 31, 2019.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

163

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
E-Commerce/Services	$59,463,571	$1,395,755		$—	$60,859,326
Internet Content - Entertainment	126,552,599	1,641,833		—	128,194,432
Pharmacy Services	—	—		761,492	761,492
Other Industries	1,009,259,461	96,131,615	**	—	1,105,391,076
Convertible Preferred Securities	—	—		7,763,567	7,763,567
Registered Investment Companies	14,166,856	—		—	14,166,856
Short-Term Investment Securities	42,422,508	—		—	42,422,508
Repurchase Agreements	—	4,239,000		—	4,239,000

Total Investments at Value	$1,251,864,995	$103,408,203		$8,525,059	$1,363,798,257

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

164

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	11.6%
Computer Software	6.2
Repurchase Agreements	4.1
Retail — Restaurants	4.0
Commercial Services — Finance	3.8
Medical — Drugs	3.6
Enterprise Software/Service	3.2
Web Hosting/Design	3.1
Electronic Components — Semiconductors	3.0
Patient Monitoring Equipment	3.0
Medical Products	2.9
Schools	2.3
Internet Telephone	2.2
Distribution/Wholesale	2.2
Retail — Discount	2.1
Chemicals — Specialty	2.1
Food — Misc./Diversified	2.0
Insurance — Multi-line	1.8
Retail — Pawn Shops	1.8
Semiconductor Equipment	1.8
Diversified Manufacturing Operations	1.7
Casino Services	1.7
Building & Construction Products — Misc.	1.6
Firearms & Ammunition	1.6
Airlines	1.5
Therapeutics	1.4
Auto Repair Centers	1.4
Insurance Brokers	1.4
Finance — Mortgage Loan/Banker	1.2
Registered Investment Companies	1.2
Recreational Centers	1.2
Transactional Software	1.1
Computer Services	1.1
Medical — Outpatient/Home Medical	1.1
E-Marketing/Info	1.0
Footwear & Related Apparel	1.0
Oil — Field Services	1.0
Educational Software	0.9
Retail — Pet Food & Supplies	0.9
Electric Products — Misc.	0.9
Telecom Equipment — Fiber Optics	0.8
Gambling (Non-Hotel)	0.8
Machinery — General Industrial	0.8
Non-Hazardous Waste Disposal	0.8
Rubber/Plastic Products	0.7
Commercial Services	0.7
Insurance — Life/Health	0.7
Machine Tools & Related Products	0.7
Transport — Truck	0.6
Medical Labs & Testing Services	0.6
Electronic Components — Misc.	0.6
Health Care Cost Containment	0.5
Oil Companies — Exploration & Production	0.4
Internet Content — Information/News	0.4

100.8%

*	Calculated as a percentage of net assets

165

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Airlines — 1.5%
Azul SA ADR†#	83,730	$2,492,642

Auto Repair Centers — 1.4%
Monro, Inc.#	28,050	2,235,866

Building & Construction Products - Misc. — 1.6%
Simpson Manufacturing Co., Inc.	25,330	1,541,077
Trex Co., Inc.†#	18,340	1,097,099

		2,638,176

Casino Services — 1.7%
Eldorado Resorts, Inc.†#	55,040	2,706,317

Chemicals - Specialty — 2.1%
Ashland Global Holdings, Inc.	28,510	2,134,544
Ingevity Corp.†	14,000	1,227,800

		3,362,344

Commercial Services — 0.7%
LiveRamp Holdings, Inc.†	22,490	1,155,536

Commercial Services - Finance — 3.8%
Euronet Worldwide, Inc.†	26,448	4,100,498
Evo Payments, Inc., Class A†#	69,260	2,039,014

		6,139,512

Computer Services — 1.1%
WNS Holdings, Ltd. ADR†	32,220	1,783,055

Computer Software — 6.2%
Bandwidth, Inc., Class A†	27,700	2,010,189
Cornerstone OnDemand, Inc.†	59,610	3,173,040
Envestnet, Inc.†	25,260	1,690,147
InterXion Holding NV†	43,664	3,218,473

		10,091,849

Distribution/Wholesale — 2.2%
G-III Apparel Group, Ltd.†	47,260	1,216,000
SiteOne Landscape Supply, Inc.†#	36,310	2,355,430

		3,571,430

Diversified Manufacturing Operations — 1.7%
Harsco Corp.†	111,580	2,789,500

E-Marketing/Info — 1.0%
QuinStreet, Inc.†	105,410	1,615,935

Educational Software — 0.9%
Arco Platform, Ltd., Class A†	39,086	1,500,902

Electric Products - Misc. — 0.9%
Littelfuse, Inc.	9,092	1,483,905

Electronic Components - Misc. — 0.6%
Advanced Energy Industries, Inc.†	18,680	937,176

Electronic Components - Semiconductors — 3.0%
Inphi Corp.†	42,920	1,883,330
Monolithic Power Systems, Inc.	9,285	1,081,238
Silicon Laboratories, Inc.†	20,830	1,949,063

		4,913,631

Enterprise Software/Service — 3.2%
Coupa Software, Inc.†#	33,540	3,662,903
Everbridge, Inc.†	19,490	1,532,694

		5,195,597

Finance - Mortgage Loan/Banker — 1.2%
LendingTree, Inc.†#	5,130	1,927,546

Firearms & Ammunition — 1.6%
Axon Enterprise, Inc.†#	38,520	2,572,366

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 2.0%
Nomad Foods, Ltd.†	155,490	$3,299,498

Footwear & Related Apparel — 1.0%
Steven Madden, Ltd.	52,497	1,588,559

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	61,170	1,277,230

Health Care Cost Containment — 0.5%
HealthEquity, Inc.†	13,270	867,327

Insurance Brokers — 1.4%
eHealth, Inc.†	31,350	2,212,056

Insurance - Life/Health — 0.7%
Primerica, Inc.	9,670	1,110,696

Insurance - Multi-line — 1.8%
Kemper Corp.	35,030	2,907,140

Internet Content - Information/News — 0.4%
Yelp, Inc.†#	21,010	645,637

Internet Telephone — 2.2%
RingCentral, Inc., Class A†	30,131	3,611,200

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	35,670	1,096,853

Machinery - General Industrial — 0.8%
Altra Industrial Motion Corp.	40,370	1,266,407

Medical Instruments — 0.0%
Silk Road Medical, Inc.†	700	29,862

Medical Labs & Testing Services — 0.6%
Invitae Corp.†	54,720	954,864

Medical Products — 2.9%
Glaukos Corp.†	19,400	1,250,912
Hanger, Inc.†	58,860	1,098,328
Inspire Medical Systems, Inc.†	8,990	507,665
iRhythm Technologies, Inc.†	9,370	641,470
Penumbra, Inc.†#	8,820	1,258,614

		4,756,989

Medical - Biomedical/Gene — 11.6%
Amicus Therapeutics, Inc.†#	157,917	1,779,725
Apellis Pharmaceuticals, Inc.†	69,100	1,388,219
Arena Pharmaceuticals, Inc.†	30,010	1,590,830
Audentes Therapeutics, Inc.†	37,960	1,333,155
Bluebird Bio, Inc.†#	12,358	1,481,971
Blueprint Medicines Corp.†	20,952	1,592,352
Celyad SA ADR†#	24,166	467,612
CytomX Therapeutics, Inc.†	73,900	713,874
Epizyme, Inc.†	71,080	976,639
Equillium, Inc.†#	50,880	328,176
Fate Therapeutics, Inc.†#	114,720	2,211,802
Gossamer Bio, Inc.†#	37,980	695,414
Iovance Biotherapeutics, Inc.†#	84,098	1,375,002
Ligand Pharmaceuticals, Inc.†#	13,229	1,420,530
Sage Therapeutics, Inc.†#	8,448	1,451,958

		18,807,259

Medical - Drugs — 3.6%
Aimmune Therapeutics, Inc.†#	46,210	904,329
Array BioPharma, Inc.†	48,590	1,283,748
Ascendis Pharma A/S ADR†	14,480	1,805,077
Kura Oncology, Inc.†	70,490	1,127,135
Myovant Sciences, Ltd.†#	76,900	755,927

		5,876,216

166

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Outpatient/Home Medical — 1.1%
LHC Group, Inc.†	15,210	$1,722,989

Non-Hazardous Waste Disposal — 0.8%
Advanced Disposal Services, Inc.†	37,350	1,200,429

Oil Companies - Exploration & Production — 0.4%
Matador Resources Co.†#	41,530	682,753

Oil - Field Services — 1.0%
Newpark Resources, Inc.†	225,280	1,574,707

Patient Monitoring Equipment — 3.0%
Insulet Corp.†#	18,400	2,020,136
Masimo Corp.†	20,970	2,741,618

		4,761,754

Recreational Centers — 1.2%
Planet Fitness, Inc., Class A†	24,600	1,881,162

Retail - Discount — 2.1%
BJ’s Wholesale Club Holdings, Inc.†	56,970	1,423,111
Ollie’s Bargain Outlet Holdings, Inc.†	20,099	1,984,173

		3,407,284

Retail - Pawn Shops — 1.8%
FirstCash, Inc.	30,190	2,859,597

Retail - Pet Food & Supplies — 0.9%
Freshpet, Inc.†	32,200	1,496,334

Retail - Restaurants — 4.0%
Dave & Buster’s Entertainment, Inc.	35,630	1,772,236
Dine Brands Global, Inc.#	38,740	3,657,831
Shake Shack, Inc., Class A†	17,890	1,097,552

		6,527,619

Rubber/Plastic Products — 0.7%
Proto Labs, Inc.†	11,520	1,156,032

Schools — 2.3%
Grand Canyon Education, Inc.†	9,344	1,119,972
Strategic Education, Inc.	14,280	2,513,137

		3,633,109

Semiconductor Equipment — 1.8%
Cabot Microelectronics Corp.	16,060	1,565,368
MKS Instruments, Inc.	17,760	1,269,130

		2,834,498

Telecom Equipment - Fiber Optics — 0.8%
Acacia Communications, Inc.†	28,430	1,324,838

Therapeutics — 1.4%
GW Pharmaceuticals PLC ADR†#	13,070	2,264,247

Transactional Software — 1.1%
ACI Worldwide, Inc.†	57,440	1,807,062

Transport - Truck — 0.6%
Saia, Inc.†	16,650	982,350

Web Hosting/Design — 3.1%
Q2 Holdings, Inc.†#	18,410	1,348,348
Wix.com, Ltd.†	27,150	3,728,781

		5,077,129

Total Long-Term Investment Securities
(cost $135,252,274)		154,614,971

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2) (cost $1,912,620)	1,912,620	$1,912,620

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $6,723,280 collateralized by $6,800,000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2022 and having an approximate value of $6,862,336 (cost $6,723,000)	$6,723,000	6,723,000

TOTAL INVESTMENTS
(cost $143,887,894)(3)	100.8%	163,250,591
Liabilities in excess of other assets	(0.8)	(1,338,551)

NET ASSETS	100.0%	$161,912,040

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2019, the Fund had loaned securities with a total value of $34,656,047. This was secured by collateral of $1,912,620, which was received in cash and subsequently invested in short-term investments currently valued at $1,912,620 as reported in the Portfolio of Investments. Additional collateral of $33,841,601 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$157,769
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	8,562
United States Treasury Bills	0.00%	08/08/2019 to 10/03/2019	172,099
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	33,503,171

(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

167

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$154,614,971	$—	$—	$154,614,971
Short-Term Investment Securities	1,912,620	—	—	1,912,620
Repurchase Agreements	—	6,723,000	—	6,723,000

Total Investments at Value	$156,527,591	$6,723,000	$—	$163,250,591

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

168

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	9.8%
Real Estate Investment Trusts	5.4
Registered Investment Companies	2.8
Distribution/Wholesale	2.7
Medical Products	2.7
Repurchase Agreements	2.5
Medical — Biomedical/Gene	2.5
Enterprise Software/Service	2.4
Insurance — Property/Casualty	2.2
Electric — Integrated	2.1
Medical — Drugs	2.0
Miscellaneous Manufacturing	1.8
Chemicals — Specialty	1.7
Garden Products	1.7
Medical Labs & Testing Services	1.6
Machinery — General Industrial	1.5
Commercial Services	1.4
Food — Wholesale/Distribution	1.4
Transport — Truck	1.4
Computer Software	1.3
Applications Software	1.2
Metal Processors & Fabrication	1.2
Medical — HMO	1.2
Retail — Restaurants	1.1
Aerospace/Defense	1.1
Real Estate Management/Services	1.0
Savings & Loans/Thrifts	1.0
Oil — Field Services	1.0
Building & Construction Products — Misc.	1.0
Gas — Distribution	0.9
Physical Therapy/Rehabilitation Centers	0.9
Food — Misc./Diversified	0.9
Finance — Investment Banker/Broker	0.9
Building — Mobile Home/Manufactured Housing	0.9
Semiconductor Equipment	0.9
Non-Hazardous Waste Disposal	0.8
Investment Management/Advisor Services	0.8
Oil Companies — Exploration & Production	0.8
Retail — Discount	0.8
Chemicals — Diversified	0.8
Building & Construction — Misc.	0.8
Multimedia	0.8
Machine Tools & Related Products	0.8
Theaters	0.8
Identification Systems	0.7
Medical Information Systems	0.7
Recreational Vehicles	0.7
Electronic Components — Semiconductors	0.7
Web Hosting/Design	0.7
Building — Maintenance & Services	0.7
Electric Products — Misc.	0.7
Computer Aided Design	0.6
Apparel Manufacturers	0.6
E-Commerce/Services	0.6
Finance — Consumer Loans	0.5
Power Converter/Supply Equipment	0.5
Commercial Services — Finance	0.5
Machinery — Pumps	0.5
Medical — Wholesale Drug Distribution	0.5
Water	0.5
Consulting Services	0.4
Containers — Metal/Glass	0.4
Hazardous Waste Disposal	0.4
Aerospace/Defense — Equipment	0.4
Semiconductor Components — Integrated Circuits	0.4
Schools	0.4
Auto Repair Centers	0.4
Health Care Cost Containment	0.4
Cable/Satellite TV	0.4

Instruments — Controls	0.4
Golf	0.4
Security Services	0.4
Retail — Apparel/Shoe	0.4
Finance — Other Services	0.4
Medical Instruments	0.4
Engines — Internal Combustion	0.4
Therapeutics	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Beverages — Non-alcoholic	0.3
Gold Mining	0.3
Computers — Integrated Systems	0.3
Brewery	0.3
Internet Application Software	0.3
Oil Field Machinery & Equipment	0.3
Transport — Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Insurance — Reinsurance	0.3
Machinery — Electrical	0.3
Disposable Medical Products	0.3
Rental Auto/Equipment	0.3
Electronic Measurement Instruments	0.3
Insurance — Multi-line	0.2
Office Furnishings — Original	0.2
Filtration/Separation Products	0.2
Home Furnishings	0.2
Internet Security	0.2
Diagnostic Kits	0.2
Gambling (Non-Hotel)	0.2
Poultry	0.2
Wireless Equipment	0.2
Entertainment Software	0.2
Food — Confectionery	0.2
Retail — Misc./Diversified	0.2
Telecom Services	0.2
Banks — Super Regional	0.2
Building Products — Wood	0.2
Building — Residential/Commercial	0.2
Educational Software	0.2
Medical — Outpatient/Home Medical	0.2
Human Resources	0.2
Steel Pipe & Tube	0.1
Forestry	0.1
Specified Purpose Acquisitions	0.1
Medical — Hospitals	0.1
Energy — Alternate Sources	0.1
Financial Guarantee Insurance	0.1
Advertising Services	0.1
Real Estate Operations & Development	0.1
Finance — Mortgage Loan/Banker	0.1
Retail — Home Furnishings	0.1
Advanced Materials	0.1
Airlines	0.1
Consumer Products — Misc.	0.1
Diversified Manufacturing Operations	0.1
Food — Retail	0.1
Electric — Distribution	0.1
Footwear & Related Apparel	0.1
Telephone — Integrated	0.1
Seismic Data Collection	0.1
Transport — Equipment & Leasing	0.1
Diversified Operations/Commercial Services	0.1
Agricultural Operations	0.1
Transport — Rail	0.1
Electronic Components — Misc.	0.1
Retail — Arts & Crafts	0.1
Publishing — Newspapers	0.1
Computer Services	0.1
Medical — Generic Drugs	0.1

169

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Chemicals — Plastics	0.1%
Data Processing/Management	0.1
Retail — Computer Equipment	0.1
Finance — Commercial	0.1
Telecommunication Equipment	0.1
Coal	0.1
Computers — Memory Devices	0.1
Investment Companies	0.1
Pharmacy Services	0.1
Advertising Agencies	0.1
Transport — Marine	0.1
Vitamins & Nutrition Products	0.1
Building Products — Light Fixtures	0.1
Retail — Building Products	0.1
Non-Ferrous Metals	0.1
Satellite Telecom	0.1
Telecom Equipment — Fiber Optics	0.1

102.2%

*	Calculated as a percentage of net assets

170

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.†	7,500	$57,525
Haynes International, Inc.	8,095	235,807

		293,332

Advertising Agencies — 0.1%
Telaria, Inc.†	20,000	150,000

Advertising Services — 0.1%
Fluent, Inc.†	25,000	122,000
Marchex, Inc., Class B†	40,000	174,400
Marin Software, Inc.†	13,571	32,028

		328,428

Aerospace/Defense — 1.1%
Bombardier, Inc., Class B†	23,508	35,307
MSA Safety, Inc.	18,305	1,819,151
Teledyne Technologies, Inc.†	5,240	1,235,592

		3,090,050

Aerospace/Defense - Equipment — 0.4%
Aerojet Rocketdyne Holdings, Inc.†#	16,149	623,028
Barnes Group, Inc.	4,900	253,428
CPI Aerostructures, Inc.†	8,000	56,480
Moog, Inc., Class A	3,700	304,954

		1,237,890

Agricultural Operations — 0.1%
Alico, Inc.	2,860	73,702
Cadiz, Inc.†#	14,400	149,472

		223,174

Airlines — 0.1%
Hawaiian Holdings, Inc.	11,100	277,278

Apparel Manufacturers — 0.6%
Carter’s, Inc.	13,738	1,155,503
Delta Apparel, Inc.†	5,500	118,580
Lakeland Industries, Inc.†	10,000	122,000
Superior Group of Cos., Inc.	7,500	120,075
Tandy Leather Factory, Inc.†	15,000	77,700

		1,593,858

Applications Software — 1.1%
BSQUARE Corp.†	15,000	21,000
Descartes Systems Group, Inc.†	23,500	942,350
Five9, Inc.†	8,744	449,004
PDF Solutions, Inc.†	13,840	168,156
Tableau Software, Inc., Class A†	14,329	1,611,583
Toast, Inc.†(1)(2)	11	302

		3,192,395

Audio/Video Products — 0.0%
VOXX International Corp.†	20,000	71,400

Auto Repair Centers — 0.4%
Monro, Inc.#	14,125	1,125,904

Auto - Heavy Duty Trucks — 0.0%
REV Group, Inc.#	9,365	103,764

Auto/Truck Parts & Equipment - Original — 0.3%
Gentherm, Inc.†	8,955	334,738
Horizon Global Corp.†#	35,000	142,100
Meritor, Inc.†	2,163	43,606
SORL Auto Parts, Inc.†#	15,300	52,173
Visteon Corp.†#	5,130	228,336

		800,953

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Replacement — 0.3%
Commercial Vehicle Group, Inc.†	1,100	$6,831
Douglas Dynamics, Inc.	25,765	955,882

		962,713

Banks - Commercial — 9.8%
1st Constitution Bancorp	6,400	119,424
AmeriServ Financial, Inc.	22,000	90,640
Associated Banc-Corp.	53,929	1,068,333
Atlantic Capital Bancshares, Inc.†	9,992	163,469
Bank of Commerce Holdings	7,640	78,692
Bank of Princeton	2,051	57,531
BankUnited, Inc.	55,901	1,815,664
Baycom Corp.†	6,000	131,160
Bridge Bancorp, Inc.	10,300	286,649
C&F Financial Corp.	3,000	144,180
Cadence BanCorp	69,154	1,279,349
CenterState Bank Corp.	13,065	285,993
Chemung Financial Corp.	5,500	246,400
Citizens Holding Co.	4,500	93,825
Codorus Valley Bancorp, Inc.	3,472	72,981
Colony Bankcorp, Inc.	7,500	125,250
Columbia Banking System, Inc.	6,669	222,411
Commerce Bancshares, Inc.#	30,503	1,748,737
CrossFirst Bankshares, Inc.†(1)(2)	5,156	73,473
Cullen/Frost Bankers, Inc.	17,628	1,608,908
Equity Bancshares, Inc., Class A†	6,500	161,720
FB Financial Corp.	11,509	400,398
First Bancorp, Inc./Maine	4,165	105,291
First Bancshares, Inc.	5,100	151,980
First Bank#	10,000	112,000
First Business Financial Services, Inc.	6,500	148,720
First Financial Bancorp	61,797	1,379,309
First Hawaiian, Inc.	68,058	1,693,964
First Horizon National Corp.	103,450	1,387,264
First Internet Bancorp	5,000	101,650
First Northwest Bancorp	6,500	104,390
Grasshopper Bancorp, Inc.†(1)(2)	5,208	52,080
Hawthorn Bancshares, Inc.	3,120	82,306
Heritage Commerce Corp.	21,179	252,242
Heritage Financial Corp.	10,000	281,000
Home BancShares, Inc.	34,800	609,696
Hope Bancorp, Inc.	15,500	199,485
IBERIABANK Corp.	21,910	1,566,565
Independent Bank Corp./Massachusetts	2,794	193,764
Live Oak Bancshares, Inc.#	11,313	175,691
MBT Financial Corp.	15,300	139,842
Meridian Corp.†	6,900	117,369
MidSouth Bancorp, Inc.	9,800	110,348
Northeast Bank	6,500	134,290
Northrim BanCorp, Inc.	3,600	120,348
Ohio Valley Banc Corp.	4,000	145,200
Origin Bancorp, Inc.#	7,279	242,827
Pacific Mercantile Bancorp†	16,000	124,320
Penns Woods Bancorp, Inc.	3,200	133,888
Peoples Bancorp of North Carolina, Inc.	6,050	165,468
Pinnacle Financial Partners, Inc.	11,058	585,521
Premier Financial Bancorp, Inc.	5,892	91,974
Prosperity Bancshares, Inc.	6,900	447,189
SB One Bancorp#	6,000	131,700
Seacoast Banking Corp. of Florida†	20,624	478,271
Select Bancorp, Inc.†	10,600	117,130
Shore Bancshares, Inc.	8,000	122,800
South State Corp.	5,436	358,178
Southern First Bancshares, Inc.†	3,600	128,268
Sterling Bancorp, Inc.	16,136	143,449

171

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Texas Capital Bancshares, Inc.†	3,650	$209,145
Towne Bank	11,600	294,176
United Bancshares, Inc.	6,000	133,020
United Security Bancshares	12,055	122,961
Unity Bancorp, Inc.	8,000	161,200
Webster Financial Corp.	6,515	288,484
Western Alliance Bancorp†	48,813	2,008,655
Western New England Bancorp, Inc.	8,000	73,280
Wintrust Financial Corp.	24,570	1,664,372

		27,866,257

Banks - Regional — 0.0%
Sound Bank (Voting Shares)†(1)(2)	1,501	15,010
Sound Bank (Non-voting Shares)†(1)(2)	3,056	30,560

		45,570

Banks - Super Regional — 0.2%
Independent Bank Group, Inc.	8,947	462,023

Beverages - Non-alcoholic — 0.3%
Cott Corp.	69,278	902,000

Brewery — 0.3%
Boston Beer Co., Inc., Class A†#	2,707	850,810

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	34,980	1,681,139
Gibraltar Industries, Inc.†	12,155	433,933
PGT Innovations, Inc.†	16,609	248,471
Simpson Manufacturing Co., Inc.	5,500	334,620

		2,698,163

Building & Construction - Misc. — 0.8%
Brightview Holdings, Inc.†	49,739	831,139
WillScot Corp.†#	110,954	1,506,755

		2,337,894

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	40,000	141,600

Building Products - Wood — 0.2%
Stella-Jones, Inc.	13,500	452,064

Building - Heavy Construction — 0.0%
Goldfield Corp.†	31,500	76,230
Orion Group Holdings, Inc.†	16,100	39,767

		115,997

Building - Maintenance & Services — 0.7%
Rentokil Initial PLC	103,845	491,691
ServiceMaster Global Holdings, Inc.†	25,727	1,389,258

		1,880,949

Building - Mobile Home/Manufactured Housing — 0.9%
Cavco Industries, Inc.†	1,600	229,760
LCI Industries	23,049	1,910,070
Skyline Champion Corp.	12,702	297,100

		2,436,930

Building - Residential/Commercial — 0.2%
New Home Co., Inc.†	10,500	41,475
TRI Pointe Group, Inc.†	33,317	409,799

		451,274

Cable/Satellite TV — 0.4%
Cable One, Inc.	992	1,108,114

Casino Hotels — 0.0%
Boyd Gaming Corp.	2,100	50,232

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.0%
NII Holdings, Inc.†#	3,000	$5,700

Chemicals - Diversified — 0.8%
Quaker Chemical Corp.	12,962	2,344,307

Chemicals - Plastics — 0.1%
PolyOne Corp.	7,400	185,962

Chemicals - Specialty — 1.7%
Amyris, Inc.†#	35,887	121,657
GCP Applied Technologies, Inc.†	59,045	1,544,617
Minerals Technologies, Inc.	3,400	176,732
Oil-Dri Corp. of America	4,900	144,011
PQ Group Holdings, Inc.†	96,270	1,458,490
Valvoline, Inc.	86,184	1,503,911

		4,949,418

Coal — 0.1%
Advanced Emissions Solutions, Inc.#	14,000	166,180

Commercial Services — 1.4%
Acacia Research Corp.†	40,000	124,800
Collectors Universe, Inc.	7,200	151,488
CoreLogic, Inc.†	37,856	1,483,577
HMS Holdings Corp.†	14,100	429,063
Morningstar, Inc.	10,934	1,531,197
Performant Financial Corp.†	50,000	80,500
Team, Inc.†	14,600	211,992

		4,012,617

Commercial Services - Finance — 0.5%
Euronet Worldwide, Inc.†	3,600	558,144
Evo Payments, Inc., Class A†	3,100	91,264
Green Dot Corp., Class A†	1,100	51,051
PRGX Global, Inc.†	26,500	173,045
StoneCo, Ltd., Class A†#	21,342	537,818

		1,411,322

Communications Software — 0.0%
SeaChange International, Inc.†	74,500	94,615

Computer Aided Design — 0.6%
Aspen Technology, Inc.†	15,580	1,770,044

Computer Services — 0.1%
Parsons Corp.†	4,043	128,365
StarTek, Inc.†	10,000	81,200

		209,565

Computer Software — 1.3%
Checkr, Inc.†(1)(2)	700	8,603
Cision, Ltd.†	123,342	1,354,295
Computer Modelling Group, Ltd.	17,000	88,799
Cornerstone OnDemand, Inc.†	22,657	1,206,032
SS&C Technologies Holdings, Inc.	18,315	1,019,230

		3,676,959

Computers - Integrated Systems — 0.3%
Cray, Inc.†	9,084	318,031
Cubic Corp.	10,229	577,120

		895,151

Computers - Memory Devices — 0.1%
Everspin Technologies, Inc.†#	10,000	68,600
Pure Storage, Inc., Class A†	6,092	96,619

		165,219

Computers - Periphery Equipment — 0.0%
Key Tronic Corp.†	9,633	49,706

172

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Periphery Equipment (continued)
TransAct Technologies, Inc.	7,500	$64,575

		114,281

Consulting Services — 0.4%
Booz Allen Hamilton Holding Corp.	12,700	802,259
Franklin Covey Co.†	3,000	93,300
GP Strategies Corp.†	8,000	109,120
Huron Consulting Group, Inc.†	3,300	162,459
Information Services Group, Inc.†	27,400	85,214

		1,252,352

Consumer Products - Misc. — 0.1%
Acme United Corp.	4,570	91,308
CSS Industries, Inc.	4,500	21,375
Quanex Building Products Corp.	10,184	157,954

		270,637

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.†	22,563	1,250,667

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†#	3,421	6,842

Data Processing/Management — 0.1%
Amber Road, Inc.†	9,700	125,906
Innodata, Inc.†	52,600	52,074

		177,980

Diagnostic Kits — 0.2%
Quidel Corp.†#	10,519	581,701

Disposable Medical Products — 0.3%
STERIS PLC	5,400	721,872

Distribution/Wholesale — 2.7%
BlueLinx Holdings, Inc.†#	5,500	110,495
Educational Development Corp.#	16,000	118,240
Houston Wire & Cable Co.†	14,739	77,232
KAR Auction Services, Inc.	39,764	2,235,532
Pool Corp.	24,677	4,436,431
SiteOne Landscape Supply, Inc.†#	12,426	806,075

		7,784,005

Diversified Manufacturing Operations — 0.1%
Federal Signal Corp.	2,600	62,114
LSB Industries, Inc.†#	17,500	58,625
Synalloy Corp.	7,900	146,624

		267,363

Diversified Operations/Commercial Services — 0.1%
Colliers International Group, Inc.	2,635	162,210
Volt Information Sciences, Inc.†	14,393	62,466

		224,676

E-Commerce/Products — 0.0%
US Auto Parts Network, Inc.†	20,000	20,400

E-Commerce/Services — 0.5%
A Place For Rover, Inc.†(1)(2)	513	3,565
Cargurus, Inc.†	2,303	78,670
GrubHub, Inc.†#	15,777	1,027,872
Leaf Group, Ltd.†	25,000	179,750

		1,289,857

Educational Software — 0.2%
Instructure, Inc.†	9,277	385,738
Zovio, Inc.†	14,500	59,450

		445,188

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 0.7%
Graham Corp.	5,800	$118,378
Littelfuse, Inc.	900	146,889
nLight, Inc.†#	40,588	758,590
Novanta, Inc.†	10,201	816,284

		1,840,141

Electric - Distribution — 0.1%
Genie Energy, Ltd., Class B	12,500	116,750
Spark Energy, Inc., Class A#	13,000	127,400

		244,150

Electric - Integrated — 2.1%
NorthWestern Corp.	35,138	2,492,690
PNM Resources, Inc.	22,100	1,041,131
Portland General Electric Co.	46,285	2,446,625

		5,980,446

Electronic Components - Misc. — 0.1%
Bel Fuse, Inc., Class B	6,000	103,680
Sypris Solutions, Inc.†	24,000	20,400
ZAGG, Inc.†	14,000	93,240

		217,320

Electronic Components - Semiconductors — 0.7%
CTS Corp.	10,500	277,830
EMCORE Corp.†	32,200	114,310
GSI Technology, Inc.†	19,800	164,736
Inphi Corp.†	10,548	462,846
Lattice Semiconductor Corp.†	52,025	665,920
Monolithic Power Systems, Inc.	1,347	156,858
Pixelworks, Inc.†	22,000	65,560
Richardson Electronics, Ltd.	15,000	76,200

		1,984,260

Electronic Measurement Instruments — 0.3%
CyberOptics Corp.†	6,700	102,845
National Instruments Corp.	15,697	605,747

		708,592

Electronic Parts Distribution — 0.0%
Ballantyne Strong, Inc.†	14,000	42,000

Energy - Alternate Sources — 0.1%
Clean Energy Fuels Corp.†	42,350	113,075
NextEra Energy Partners LP	6,100	269,925

		383,000

Engineering/R&D Services — 0.0%
Fluor Corp.	1,900	52,668

Engines - Internal Combustion — 0.4%
Gates Industrial Corp. PLC†#	89,530	1,009,898

Enterprise Software/Service — 2.3%
Blackbaud, Inc.	17,214	1,324,101
Ceridian HCM Holding, Inc.†#	5,104	251,015
Coupa Software, Inc.†#	6,147	671,314
Guidewire Software, Inc.†	15,378	1,545,796
Paycom Software, Inc.†#	1,500	318,150
Pluralsight, Inc., Class A†#	6,277	199,985
SailPoint Technologies Holding, Inc.†	35,300	620,221
ServiceTitan, Inc.†(1)(2)	191	5,022
Tyler Technologies, Inc.†	7,399	1,578,577

		6,514,181

Entertainment Software — 0.2%
Zynga, Inc., Class A†	84,500	531,505

173

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Environmental Consulting & Engineering — 0.0%
Ecology and Environment, Inc., Class A	6,000	$66,000

Filtration/Separation Products — 0.2%
ESCO Technologies, Inc.	9,445	660,111

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	79,870

Finance - Commercial — 0.1%
Marlin Business Services Corp.	7,500	167,250

Finance - Consumer Loans — 0.5%
Asta Funding, Inc.†	13,200	92,400
Encore Capital Group, Inc.†#	15,632	536,803
Ocwen Financial Corp.†	65,000	100,750
PRA Group, Inc.†#	18,200	502,502
Regional Management Corp.†	8,200	202,294

		1,434,749

Finance - Investment Banker/Broker — 0.9%
JMP Group LLC	16,300	63,570
Lazard, Ltd., Class A	40,671	1,267,308
Moelis & Co., Class A#	34,827	1,106,802

		2,437,680

Finance - Mortgage Loan/Banker — 0.1%
PennyMac Financial Services, Inc.	14,055	298,107

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	9,682	1,050,884

Financial Guarantee Insurance — 0.1%
Radian Group, Inc.	16,000	359,200

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	5,000	123,500

Food - Confectionery — 0.2%
Rocky Mountain Chocolate Factory, Inc.	6,500	61,490
Simply Good Foods Co.†	21,606	464,313

		525,803

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	6,700	14,271

Food - Misc./Diversified — 0.9%
Beyond Meat, Inc.†#	1,600	166,592
Cal-Maine Foods, Inc.#	13,151	486,850
Nomad Foods, Ltd.†	15,023	318,788
Post Holdings, Inc.†	7,800	819,780
TreeHouse Foods, Inc.†	13,100	682,903

		2,474,913

Food - Wholesale/Distribution — 1.4%
AMCON Distributing Co.	500	45,000
Performance Food Group Co.†	100,233	3,944,169

		3,989,169

Footwear & Related Apparel — 0.1%
Rocky Brands, Inc.	6,711	164,151

Forestry — 0.1%
Interfor Corp.†	17,100	144,103
West Fraser Timber Co., Ltd.	6,800	265,087

		409,190

Gambling (Non-Hotel) — 0.2%
Monarch Casino & Resort, Inc.†	13,156	566,103

Garden Products — 1.7%
Toro Co.	72,268	4,708,983

Security Description	Shares	Value (Note 2)

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.	5,400	$490,212
ONE Gas, Inc.	13,500	1,182,060
RGC Resources, Inc.	469	12,771
Southwest Gas Holdings, Inc.	11,437	973,746

		2,658,789

Gold Mining — 0.3%
Franco-Nevada Corp.	4,400	339,734
Gold Resource Corp.	37,100	105,364
Northern Star Resources, Ltd.	40,492	275,217
Osisko Gold Royalties, Ltd.	16,800	175,010

		895,325

Golf — 0.4%
Acushnet Holdings Corp.#	46,781	1,098,886

Hazardous Waste Disposal — 0.4%
Heritage-Crystal Clean, Inc.†	9,300	232,500
Stericycle, Inc.†#	1,900	88,122
US Ecology, Inc.	15,623	929,881

		1,250,503

Health Care Cost Containment — 0.4%
HealthEquity, Inc.†#	17,093	1,117,199

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	30,000	107,400
Retractable Technologies, Inc.†#	30,000	19,554

		126,954

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	9,400	599,814

Housewares — 0.0%
Libbey, Inc.†	15,000	27,900
Lifetime Brands, Inc.	8,000	62,400

		90,300

Human Resources — 0.2%
Computer Task Group, Inc.†	19,600	82,320
Cross Country Healthcare, Inc.†	30,291	215,369
RCM Technologies, Inc.†	20,000	66,000
Willdan Group, Inc.†	1,700	52,904

		416,593

Identification Systems — 0.7%
Aware, Inc.†	34,900	115,170
Brady Corp., Class A	43,207	2,000,484

		2,115,654

Import/Export — 0.0%
Castle Brands, Inc.†#	40,000	19,800

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,000	105,180

Instruments - Controls — 0.4%
Woodward, Inc.	10,097	1,099,765

Insurance - Multi-line — 0.2%
Assurant, Inc.	6,923	692,023

Insurance - Property/Casualty — 2.2%
FedNat Holding Co.	7,600	102,752
First Acceptance Corp.†	2,558	2,916
Hallmark Financial Services, Inc.†	13,000	153,270
Hanover Insurance Group, Inc.	4,700	574,152
Kinsale Capital Group, Inc.	21,907	1,835,588
RLI Corp.	25,971	2,230,389

174

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Safety Insurance Group, Inc.	3,258	$296,902
Selective Insurance Group, Inc.	13,000	931,450
State Auto Financial Corp.	6,050	206,849

		6,334,268

Insurance - Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	8,350	497,493
Essent Group, Ltd.†	6,200	291,090

		788,583

Internet Application Software — 0.3%
Okta, Inc.†	700	79,254
Tucows, Inc., Class A†#	2,466	146,111
Zendesk, Inc.†	7,200	606,600

		831,965

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	103,880

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	25,000	86,000

Internet Security — 0.2%
Proofpoint, Inc.†	5,200	584,272

Investment Companies — 0.1%
Medallion Financial Corp.†#	17,100	114,057
Portman Ridge Finance Corp.	16,700	45,090

		159,147

Investment Management/Advisor Services — 0.8%
B. Riley Financial, Inc.	3,858	76,504
Eaton Vance Corp.	30,116	1,151,034
Focus Financial Partners, Inc. Class A†	30,450	854,122
Great Elm Capital Group, Inc.†	40,000	145,200
Manning & Napier, Inc.#	8,400	16,548
Silvercrest Asset Management Group, Inc., Class A	10,000	133,500

		2,376,908

Leisure Games — 0.0%
Peak Resorts, Inc.	23,600	97,232

Leisure Products — 0.0%
Escalade, Inc.	5,200	57,876

Machine Tools & Related Products — 0.8%
L.S. Starrett Co., Class A†	8,000	58,960
Lincoln Electric Holdings, Inc.	25,937	1,969,656
Luxfer Holdings PLC	8,800	210,936

		2,239,552

Machinery - Electrical — 0.3%
Bloom Energy Corp. Class A†#	9,412	101,650
BWX Technologies, Inc.	14,573	678,227

		779,877

Machinery - General Industrial — 1.5%
Altra Industrial Motion Corp.	39,121	1,227,226
Applied Industrial Technologies, Inc.	26,789	1,455,446
Arotech Corp.†#	34,800	73,428
Chart Industries, Inc.†	7,900	605,377
Gencor Industries, Inc.†	8,650	95,842
Intevac, Inc.†	6,100	32,330
Twin Disc, Inc.†	5,000	72,100
Welbilt, Inc.†	49,785	768,183

		4,329,932

Security Description	Shares	Value (Note 2)

Machinery - Pumps — 0.5%
CSW Industrials, Inc.	3,458	$221,070
Gardner Denver Holdings, Inc.†	12,600	428,022
Graco, Inc.	8,900	420,258
Mueller Water Products, Inc., Class A	36,400	336,336

		1,405,686

Medical Information Systems — 0.7%
Medidata Solutions, Inc.†	21,012	1,915,244
Tabula Rasa HealthCare, Inc.†#	3,800	171,646

		2,086,890

Medical Instruments — 0.4%
Apyx Medical Corp.†	25,000	150,750
Bruker Corp.	13,890	580,185
NuVasive, Inc.†	5,100	295,596

		1,026,531

Medical Labs & Testing Services — 1.6%
Catalent, Inc.†	75,560	3,437,980
Syneos Health, Inc.†	25,975	1,070,949

		4,508,929

Medical Laser Systems — 0.0%
IRIDEX Corp.†	8,100	40,257

Medical Products — 2.7%
Alphatec Holdings, Inc.†#	80,000	315,200
AtriCure, Inc.†	5,400	158,220
Avanos Medical, Inc.†	13,000	489,840
ConforMIS, Inc.†#	95,000	340,100
Electromed, Inc.†	13,900	67,415
Hanger, Inc.†	15,054	280,908
ICU Medical, Inc.†	9,987	2,125,233
InfuSystem Holdings, Inc.†	25,000	122,500
Micron Solutions, Inc.†	6,425	16,416
Nevro Corp.†#	3,389	200,324
OrthoPediatrics Corp.†#	3,500	135,975
RTI Surgical Holdings, Inc.†	35,000	148,050
Shockwave Medical, Inc.†#	962	57,518
T2 Biosystems, Inc.†#	25,000	48,750
United-Guardian, Inc.	3,500	68,530
West Pharmaceutical Services, Inc.	23,718	2,718,083
Wright Medical Group NV†	12,993	399,145

		7,692,207

Medical - Biomedical/Gene — 2.5%
Acceleron Pharma, Inc.†	6,100	243,329
Actinium Pharmaceuticals, Inc.†	32,100	10,432
Aduro Biotech, Inc.†	41,000	133,250
Adverum Biotechnologies, Inc.†	15,400	154,770
Alder Biopharmaceuticals, Inc.†#	18,837	203,816
Allena Pharmaceuticals, Inc.†	13,000	51,870
Allogene Therapeutics, Inc.†#	1,676	43,961
Alpine Immune Sciences, Inc.†	3,750	18,525
AnaptysBio, Inc.†	1,318	95,964
Aptevo Therapeutics, Inc.†	10,100	7,322
Aratana Therapeutics, Inc.†	3,000	13,890
Ardelyx, Inc.†	35,000	95,550
Argenx SE ADR†	3,038	375,588
Autolus Therapeutics PLC ADR†#	1,073	22,136
BeiGene, Ltd. ADR†#	305	35,969
BioTime, Inc.†#	6,712	6,645
Blueprint Medicines Corp.†	4,429	336,604
Calithera Biosciences, Inc.†	16,600	87,316
Cara Therapeutics, Inc.†#	2,986	61,392
CEL-SCI Corp.†#	10,300	41,406

175

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Crinetics Pharmaceuticals, Inc.†#	2,446	$64,281
CytomX Therapeutics, Inc.†	4,090	39,509
Eiger BioPharmaceuticals, Inc.†#	20,000	219,600
Enzo Biochem, Inc.†	37,500	120,750
Five Prime Therapeutics, Inc.†#	1,624	13,642
GlycoMimetics, Inc.†	4,328	51,244
Guardant Health, Inc.†#	1,311	100,790
Harvard Bioscience, Inc.†	45,000	102,150
Homology Medicines, Inc.†#	2,659	53,818
ImmunoGen, Inc.†#	3,662	6,592
Immunomedics, Inc.†#	8,400	109,788
Infinity Pharmaceuticals, Inc.†#	100,000	165,000
Insmed, Inc.†#	15,792	382,324
Menlo Therapeutics, Inc.†	19,400	130,562
Merrimack Pharmaceuticals, Inc.†	5,000	29,300
Mustang Bio, Inc.†	12,500	42,875
Neon Therapeutics, Inc.†	23,000	112,240
Oncocyte Corp.†#	50,000	196,500
Orchard Therapeutics PLC ADR†#	3,866	73,106
Otonomy, Inc.†	35,000	86,800
Pacific Biosciences of California, Inc.†#	30,000	201,000
Palatin Technologies, Inc.†#	100,000	134,000
Pfenex, Inc.†	14,000	91,140
Protalix BioTherapeutics, Inc.†#	22,016	8,146
PTC Therapeutics, Inc.†	3,500	140,350
Radius Health, Inc.†	14,900	309,771
Sage Therapeutics, Inc.†#	6,281	1,079,515
Scholar Rock Holding Corp.†#	1,509	27,675
Seattle Genetics, Inc.†#	2,600	169,182
Tocagen, Inc.†#	13,300	67,697
Ultragenyx Pharmaceutical, Inc.†#	5,733	314,914
VolitionRX, Ltd.†#	29,400	86,142
WaVe Life Sciences, Ltd.†	1,344	30,818
XOMA Corp.†#	7,246	135,645
Y-mAbs Therapeutics, Inc.†	589	11,998

		6,948,599

Medical - Drugs — 2.0%
AcelRx Pharmaceuticals, Inc.†#	32,100	83,139
Aclaris Therapeutics, Inc.†	3,100	14,508
Adamas Pharmaceuticals, Inc.†#	13,500	63,450
Aeglea BioTherapeutics, Inc.†	25,000	156,000
Aimmune Therapeutics, Inc.†#	8,175	159,985
Alimera Sciences, Inc.†#	115,025	101,222
Array BioPharma, Inc.†	17,394	459,549
Ascendis Pharma A/S ADR†	6,835	852,051
Chiasma, Inc.†	45,000	319,500
Chimerix, Inc.†	30,800	104,720
Conatus Pharmaceuticals, Inc.†#	19,500	15,062
Corvus Pharmaceuticals, Inc.†#	3,722	14,032
Cumberland Pharmaceuticals, Inc.†	27,800	174,028
Dova Pharmaceuticals, Inc.†#	15,000	132,300
Enanta Pharmaceuticals, Inc.†	500	45,235
Global Blood Therapeutics, Inc.†#	8,548	519,547
InflaRx NV†#	1,106	39,805
Madrigal Pharmaceuticals, Inc.†#	470	43,428
Melinta Therapeutics, Inc.†#	1,600	3,408
Millendo Therapeutics, Inc.†	3,333	53,261
Minerva Neurosciences, Inc.†	20,300	105,763
MyoKardia, Inc.†#	5,248	244,452
Neos Therapeutics, Inc.†#	15,000	21,450
Prestige Consumer Healthcare, Inc.†#	38,834	1,127,351
Principia Biopharma, Inc.†#	3,329	97,407
Reata Pharmaceuticals, Inc., Class A†#	700	59,689
scPharmaceuticals, Inc.†#	11,500	39,100

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Spero Therapeutics, Inc.†	6,200	$69,812
Syros Pharmaceuticals, Inc.†	20,000	118,000
TherapeuticsMD, Inc.†#	77,874	238,294
Tricida, Inc.†#	2,428	89,205
Turning Point Therapeutics, Inc.†	1,234	42,968
VIVUS, Inc.†#	24,100	91,580

		5,699,301

Medical - Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†#	10,400	78,416
Momenta Pharmaceuticals, Inc.†	9,090	105,717
Teligent, Inc.†#	25,000	16,252

		200,385

Medical - HMO — 1.2%
Molina Healthcare, Inc.†	23,567	3,352,641

Medical - Hospitals — 0.1%
Acadia Healthcare Co., Inc.†#	12,270	395,339

Medical - Nursing Homes — 0.0%
Genesis Healthcare, Inc.†#	100,000	113,000

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	3,962	444,972

Medical - Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	37,593	1,381,543

Metal Processors & Fabrication — 1.2%
AZZ, Inc.	10,200	429,216
LB Foster Co., Class A†	6,700	161,939
RBC Bearings, Inc.†	17,890	2,545,747
Strattec Security Corp.#	1,500	36,960
Sun Hydraulics Corp.	4,777	199,440

		3,373,302

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	68,090

Metal - Aluminum — 0.0%
Constellium NV, Class A†	16,000	130,720

Metal - Copper — 0.0%
ERO Copper Corp.†	6,818	83,737

Miscellaneous Manufacturing — 1.8%
AptarGroup, Inc.	38,007	4,305,053
John Bean Technologies Corp.	8,917	914,438

		5,219,491

Multimedia — 0.8%
E.W. Scripps Co., Class A	40,420	615,193
FactSet Research Systems, Inc.#	5,986	1,665,305

		2,280,498

Non-Ferrous Metals — 0.1%
Uranium Energy Corp.†#	100,500	135,675

Non-Hazardous Waste Disposal — 0.8%
Advanced Disposal Services, Inc.†	51,830	1,665,816
Waste Connections, Inc.	7,750	733,460

		2,399,276

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	18,739	665,047

Oil & Gas Drilling — 0.0%
Quintana Energy Services, Inc.†	15,000	39,750

Oil Companies - Exploration & Production — 0.8%
Barnwell Industries, Inc.†	25,000	32,700

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Centennial Resource Development, Inc., Class A†#	22,938	$181,210
Chaparral Energy, Inc., Class A†#	24,000	101,280
Contango Oil & Gas Co.†#	21,600	46,224
Diamondback Energy, Inc.	3,900	382,434
Earthstone Energy, Inc., Class A†	9,400	51,418
Evolution Petroleum Corp.	23,100	141,141
Goodrich Petroleum Corp.†	9,000	104,130
Jagged Peak Energy, Inc.†#	20,162	167,345
Kosmos Energy, Ltd.#	8,064	49,674
Lonestar Resources US, Inc., Class A†	30,000	82,500
Magnolia Oil & Gas Corp.†#	21,500	237,145
Matador Resources Co.†#	5,290	86,968
Midstates Petroleum Co., Inc.†	15,000	100,350
Panhandle Oil and Gas, Inc., Class A	5,000	66,250
Seven Generations Energy, Ltd., Class A†	28,100	150,313
VAALCO Energy, Inc.†	30,000	47,700
Venture Global LNG, Inc., Series B†(1)(2)	4	20,800
Venture Global LNG, Inc., Series C†(1)(2)	59	306,800

		2,356,382

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†#	4,200	173,250
Flotek Industries, Inc.†#	50,000	152,000
Mitcham Industries, Inc.†	22,400	80,864
Natural Gas Services Group, Inc.†	7,400	112,702
Smart Sand, Inc.†#	15,000	49,950
Superior Drilling Products, Inc.†	56,000	63,280
Thermon Group Holdings, Inc.†	8,700	191,226

		823,272

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	112,842

Oil - Field Services — 1.0%
CARBO Ceramics, Inc.†#	24,200	34,848
Core Laboratories NV	21,226	1,011,207
Era Group, Inc.†	15,000	110,250
Gulf Island Fabrication, Inc.†	8,400	67,200
Independence Contract Drilling, Inc.†	31,100	61,889
Key Energy Services, Inc.†#	11,000	18,700
NCS Multistage Holdings, Inc.†	23,000	61,410
Nuverra Environmental Solutions, Inc.†#	6,300	24,318
Patterson-UTI Energy, Inc.	128,970	1,370,951
Pioneer Energy Services Corp.†	48,900	15,403

		2,776,176

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	68,264

Physical Therapy/Rehabilitation Centers — 0.9%
Encompass Health Corp.	37,031	2,181,866
U.S. Physical Therapy, Inc.	3,621	404,502

		2,586,368

Pipelines — 0.0%
New Fortress Energy LLC†#	6,595	71,754

Pollution Control — 0.0%
Fuel Tech, Inc.†#	75,000	113,250

Poultry — 0.2%
Sanderson Farms, Inc.#	4,100	560,511

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	25,670	1,415,701

Printing - Commercial — 0.0%
ARC Document Solutions, Inc.†	40,000	80,000

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc.†	84,700	$213,444

Radio — 0.0%
Saga Communications, Inc., Class A	123	3,579
Salem Media Group, Inc.	10,000	20,300
Townsquare Media, Inc., Class A	11,000	60,500

		84,379

Real Estate Investment Trusts — 5.4%
Acadia Realty Trust	10,200	278,970
Alexander & Baldwin, Inc.	14,276	329,347
American Campus Communities, Inc.	14,100	653,112
Community Healthcare Trust, Inc.	2,600	101,738
CubeSmart	68,530	2,310,831
EastGroup Properties, Inc.	31,382	3,483,402
First Industrial Realty Trust, Inc.	6,800	236,028
JBG SMITH Properties	19,532	771,319
National Retail Properties, Inc.	51,458	2,754,547
Outfront Media, Inc.	52,704	1,299,154
Paramount Group, Inc.	19,727	281,110
PS Business Parks, Inc.	6,256	1,006,715
Regency Centers Corp.	4,135	272,745
Rexford Industrial Realty, Inc.	2,851	107,768
RLJ Lodging Trust	80,038	1,374,252

		15,261,038

Real Estate Management/Services — 1.0%
Cushman & Wakefield PLC†	83,172	1,402,280
FirstService Corp.	10,736	970,105
HFF, Inc., Class A	6,681	288,486
Maui Land & Pineapple Co., Inc.†	10,000	103,200
Redfin Corp.†#	10,795	170,129

		2,934,200

Real Estate Operations & Development — 0.1%
Consolidated-Tomoka Land Co.	3,100	185,380
Stratus Properties, Inc.†	3,000	84,300
Trinity Place Holdings, Inc.†	10,000	40,800

		310,480

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†#	10,500	131,355

Recreational Vehicles — 0.7%
Brunswick Corp.	42,972	1,782,479
Malibu Boats, Inc., Class A†	7,279	261,316

		2,043,795

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	13,515	719,809

Retail - Apparel/Shoe — 0.4%
Allbirds, Inc.†(1)(2)	1,134	62,184
Burlington Stores, Inc.†	5,500	861,190
Destination Maternity Corp.†	7,800	10,140
RTW RetailWinds, Inc.†	33,029	63,085
Tilly’s, Inc., Class A	8,068	62,931

		1,059,530

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	23,700	215,907

Retail - Building Products — 0.1%
Aspen Aerogels, Inc.†	28,200	138,180

Retail - Computer Equipment — 0.1%
PCM, Inc.†	6,700	171,185

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 0.8%
BJ’s Wholesale Club Holdings, Inc.†	57,436	$1,434,751
Citi Trends, Inc.	3,500	47,880
Fred’s, Inc., Class A†#	35,000	14,011
Ollie’s Bargain Outlet Holdings, Inc.†	8,626	851,559

		2,348,201

Retail - Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	6,500	95,485
Kirkland’s, Inc.†	12,200	49,166
RH†#	1,052	89,578
Tuesday Morning Corp.†	42,000	63,840

		298,069

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	20,000	140,600
Five Below, Inc.†	2,400	308,952
Gaia, Inc.†#	9,400	69,842

		519,394

Retail - Petroleum Products — 0.0%
TravelCenters of America LLC†	20,000	71,000

Retail - Restaurants — 1.1%
Chuy’s Holdings, Inc.†	9,070	200,628
Del Frisco’s Restaurant Group, Inc.†#	19,100	131,026
Denny’s Corp.†	28,600	562,848
Dunkin’ Brands Group, Inc.	8,700	645,714
Famous Dave’s of America, Inc.†#	8,250	31,020
Fiesta Restaurant Group, Inc.†	12,319	174,683
J Alexander’s Holdings, Inc.†	13,000	136,760
Luby’s, Inc.†	25,000	32,750
Papa John’s International, Inc.#	8,500	411,995
Potbelly Corp.†	10,000	50,300
Red Robin Gourmet Burgers, Inc.†	7,839	200,522
Wingstop, Inc.	6,500	517,920

		3,096,166

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	40,320

Retail - Vision Service Center — 0.0%
National Vision Holdings, Inc.†	4,166	113,440

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†#	25,500	95,370

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	17,000	71,230

Satellite Telecom — 0.1%
KVH Industries, Inc.†	14,357	133,377

Savings & Loans/Thrifts — 1.0%
BankFinancial Corp.	9,300	129,270
Berkshire Hills Bancorp, Inc.	4,080	119,095
Capitol Federal Financial, Inc.	28,167	374,058
Entegra Financial Corp.†	6,000	177,900
ESSA Bancorp, Inc.	9,000	136,350
First Financial Northwest, Inc.	10,000	151,600
Investors Bancorp, Inc.	27,200	283,152
Lake Shore Bancorp, Inc.	10,000	148,500
Malvern Bancorp, Inc.†	3,800	75,620
Meridian Bancorp, Inc.	22,260	384,430
Pacific Premier Bancorp, Inc.#	9,100	257,530
Provident Financial Holdings, Inc.	6,714	134,079
Territorial Bancorp, Inc.	4,500	121,050
Timberland Bancorp, Inc.	3,900	95,082
WSFS Financial Corp.	6,116	242,744

		2,830,460

Security Description	Shares	Value (Note 2)

Schools — 0.4%
American Public Education, Inc.†	4,445	$124,371
Bright Horizons Family Solutions, Inc.†	3,616	495,609
Chegg, Inc.†	7,080	265,217
Lincoln Educational Services Corp.†	20,000	52,800
Strategic Education, Inc.	400	70,396
Universal Technical Institute, Inc.†	37,000	125,430

		1,133,823

Security Services — 0.4%
Brink’s Co.	13,902	1,070,454

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	19,927	44,637
Geospace Technologies Corp.†	8,900	111,339

		155,976

Semiconductor Components - Integrated Circuits — 0.4%
Cypress Semiconductor Corp.	22,900	408,078
Power Integrations, Inc.	11,146	726,273

		1,134,351

Semiconductor Equipment — 0.9%
Cabot Microelectronics Corp.	15,454	1,506,301
Entegris, Inc.	21,200	728,008
MKS Instruments, Inc.	2,500	178,650

		2,412,959

Specified Purpose Acquisitions — 0.1%
Collier Creek Holdings†	14,012	146,846
J2 Acquisition, Ltd.†*	27,496	245,402

		392,248

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	3,648	412,625

Steel - Producers — 0.0%
Friedman Industries, Inc.	10,000	73,800
Shiloh Industries, Inc.†	13,600	54,944

		128,744

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	10,500	102,165

Telecom Equipment - Fiber Optics — 0.1%
Clearfield, Inc.†	10,000	132,900

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	1	4
GTT Communications, Inc.†#	9,800	233,044
RigNet, Inc.†	12,600	105,084
Spok Holdings, Inc.	9,800	151,410

		489,542

Telecommunication Equipment — 0.1%
Communications Systems, Inc.	30,000	84,900
Wireless Telecom Group, Inc.†	53,200	81,928

		166,828

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	77,000	127,050
Frontier Communications Corp.†#	55,000	103,400

		230,450

Textile - Products — 0.0%
Culp, Inc.	6,500	111,995
Dixie Group, Inc.†	10,000	5,570

		117,565

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Theaters — 0.8%
Cinemark Holdings, Inc.	58,130	$2,208,359

Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†#	2,933	135,416
Aquinox Pharmaceuticals, Inc.†	50,000	130,500
Axsome Therapeutics, Inc.†#	14,000	321,440
Sarepta Therapeutics, Inc.†#	800	91,080
Xencor, Inc.†	8,633	266,242
Zafgen, Inc.†#	15,000	27,450

		972,128

Toys — 0.0%
JAKKS Pacific, Inc.†	30,000	23,310

Transport - Equipment & Leasing — 0.1%
Willis Lease Finance Corp.†	4,600	229,080

Transport - Marine — 0.1%
Hornbeck Offshore Services, Inc.†	75,000	93,000
Overseas Shipholding Group, Inc., Class A†	35,000	52,500

		145,500

Transport - Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	2,300	219,006

Transport - Services — 0.3%
Matson, Inc.	16,500	564,630
Radiant Logistics, Inc.†	19,200	122,112
Steel Connect, Inc.†	71,500	130,130

		816,872

Transport - Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.#	59,776	1,652,209
Landstar System, Inc.	18,337	1,764,936
P.A.M. Transportation Services, Inc.†	1,357	75,992
Patriot Transportation Holding, Inc.†	5,000	90,450
Schneider National, Inc., Class B	11,388	191,318
XPO Logistics, Inc.†#	1	52
YRC Worldwide, Inc.†#	22,000	93,720

		3,868,677

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	14,000	143,780

Water — 0.5%
California Water Service Group	8,300	408,526
Global Water Resources, Inc.	14,500	138,040
Middlesex Water Co.	3,496	206,824
PICO Holdings, Inc.†	10,000	105,300
SJW Group	7,170	441,887

		1,300,577

Web Hosting/Design — 0.7%
Q2 Holdings, Inc.†	26,690	1,954,776

Web Portals/ISP — 0.0%
Synacor, Inc.†	44,000	75,680

Wireless Equipment — 0.2%
Frequency Electronics, Inc.†	10,000	112,000
ID Systems, Inc.†	19,000	92,910
Pagerduty, Inc.†	950	48,830
PagerDuty, Inc.†(2)	5,875	286,876

		540,616

Total Common Stocks
(cost $245,472,160)		273,775,974

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Applications Software — 0.1%
Convoy, Inc. Series C†(1)(2)	12,094	$85,875
Toast, Inc. Series B†(1)(2)	98	2,687
Toast, Inc. Series D†(1)(2)	7,194	197,292

		285,854

Computer Software — 0.0%
Checkr, Inc., Series C†(1)(2)	2,998	40,926

E-Commerce/Products — 0.0%
1stdibs.com, Inc. Series D†(1)(2)	11,111	55,677

E-Commerce/Services — 0.1%
Farmers Business Network, Inc. Series D†(1)(2)	8,287	193,156
Vroom, Inc. Series F†(1)(2)	5,863	105,246

		298,402

Enterprise Software/Service — 0.1%
Plex Systems, Inc., Series B†(1)(2)	50,422	124,038
ServiceTitan, Inc., Series A-1†(1)(2)	4	105
ServiceTitan, Inc., Series D†(1)(2)	1,942	51,065

		175,208

Food - Retail — 0.1%
Roofoods, Ltd. Series F†(1)(2)	618	240,186
Roofoods, Ltd., Series G†(1)(2)	16	6,686

		246,872

Footwear & Related Apparel — 0.0%
Allbirds, Inc. Series A†(1)(2)	370	20,289
Allbirds, Inc. Series B†(1)(2)	65	3,565
Allbirds, Inc. Series C†(1)(2)	622	34,108
Allbirds, Inc. Series SEED†(1)(2)	199	10,912

		68,874

Internet Content - Information/News — 0.0%
A Place For Rover, Inc. Series G†(1)(2)	7,335	50,978

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	84,221

Seismic Data Collection — 0.0%
Seismic Software Holdings, Inc. Series E†(1)(2)	2,336	73,633

Total Convertible Preferred Securities
(cost $1,237,996)		1,380,645

WARRANTS†— 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	3,763

Banks - Regional — 0.0%
Sound Bank(1)(2) Expires 05/01/2024	456	0

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS† (continued)
Specified Purpose Acquisitions — 0.0%
J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	$4,847

Total Warrants
(cost $277)		8,610

Total Long-Term Investment Securities
(cost $246,710,433)		275,165,229

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(4)	459,608	459,608
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(3)(4)	5,940,965	5,940,965
T. Rowe Price Government Reserve Fund 2.46%(4)	1,564,962	1,564,962

Total Short-Term Investment Securities
(cost $7,965,535)		7,965,535

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $3,725,169 collateralized by $3,765,000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2022 and having an approximate value of $3,799,514	$3,725,013	3,725,013
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $1,569,902 collateralized by $1,595,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $1,601,233	1,569,837	1,569,837
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $1,711,418 collateralized by $1,690,000 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 04/15/2022 and having an approximate value of $1,745,574	1,711,347	1,711,347
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $26,804 collateralized by $30,000 of United States Treasury Notes, bearing interest at 1.75% due 05/31/2022 and having an approximate value of $29,762	26,803	26,803

Total Repurchase Agreements
(cost $7,033,000)		7,033,000

TOTAL INVESTMENTS
(cost $261,708,968)(5)	102.2%	290,163,764
Liabilities in excess of other assets	(2.2)	(6,145,374)

NET ASSETS	100.0%	$284,018,390

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2019, the aggregate value of these securities was $245,402 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,565	$6.95	0.00%
Allbirds, Inc.	10/10/2018	938	51,436
	12/21/2018	196	10,748

		1,134	62,184	62,184	54.84	0.02

Checkr, Inc.	06/29/2018	700	8,603	8,603	12.29	0.00
CrossFirst Bankshares, Inc.	10/23/2018	5,156	73,473	73,473	14.25	0.03
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	52,080	10.00	0.02

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	68,264	15.30	0.02
PagerDuty, Inc.	08/24/2018	4,684	79,950
	09/28/2018	1,191	19,766

		5,875	99,716	286,876	48.83	0.10

ServiceTitan, Inc.	11/09/2018	191	5,022	5,022	26.29	0.00
Sound Bank (Non-voting Shares)	05/06/2019	3,056	30,560	30,560	10.00	0.01
Sound Bank (Voting Shares)	05/06/2019	1,501	15,010	15,010	10.00	0.01
Toast, Inc.	09/14/2018	11	190	302	27.45	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5,200	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.11

Convertible Preferred Securities

1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	55,677	5.01	0.02
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	50,978	6.95	0.02
Allbirds, Inc., Series A	10/10/2018	370	20,289	20,289	54.84	0.01
Allbirds, Inc., Series B	10/10/2018	65	3,565	3,565	54.84	0.00
Allbirds, Inc., Series C	10/09/2018	622	34,108	34,108	54.84	0.01
Allbirds, Inc., Series SEED	10/10/2018	199	10,912	10,912	54.84	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	40,926	13.65	0.01
Convoy, Inc., Series C	09/14/2018	12,094	85,875	85,875	7.10	0.03
Farmers Business Network, Inc., Series D	11/03/2017	8,287	153,012	193,156	23.31	0.07
JAND, Inc. (dba Warby Parker), series E	03/09/2018	5,505	86,522	84,221	15.30	0.03

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Plex Systems, Inc., Series B	06/09/2014	50,422	$115,683	$124,038	$2.46	0.04%
Roofoods, Ltd., Series F	09/12/2017	618	218,506	240,186	388.65	0.08
Roofoods, Ltd., Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	73,633	31.52	0.03
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	105	26.30	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,064	51,065	26.30	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	2,687	27.42	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	197,292	27.42	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	105,246	17.95	0.04

Warrants

Grasshopper Bancorp, Inc.	10/12/2018	1,009	0	3,763	3.73	0.00
Sound Bank	05/06/2019	456	0	0	0.00	–

				$2,317,947		0.81%

(3)

At May 31, 2019, the Fund had loaned securities with a total value of $28,881,858. This was secured by collateral of $5,940,965, which was received in cash and subsequently invested in short-term investments currently valued at $5,940,965 as reported in the Portfolio of Investments. Additional collateral of $24,345,495 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$916,769
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	49,750
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	1,596,483
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	21,782,493

(4)	The rate shown is the 7-day yield as of May 31, 2019.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$3,192,093	$—		$302	$3,192,395
Banks - Commercial	27,740,704	—		125,553	27,866,257
Banks - Regional	—	—		45,570	45,570
Computer Software	3,668,356	—		8,603	3,676,959
E-Commerce/Services	1,286,292	—		3,565	1,289,857
Enterprise Software/Service	6,509,159	—		5,022	6,514,181
Oil Companies - Exploration & Production	2,028,782	—		327,600	2,356,382
Pharmacy Services	—	—		68,264	68,264
Retail - Apparel/Shoe	997,346	—		62,184	1,059,530
Wireless Equipment	253,740	286,876		—	540,616
Other Industries	226,399,055	766,908	**	—	227,165,963
Convertible Preferred Securities	—	—		1,380,645	1,380,645
Warrants:
Specified Purpose Acquisitions	4,847	—		—	4,847
Other Industries	—	—		3,763	3,763
Short-Term Investment Securities	7,965,535	—		—	7,965,535
Repurchase Agreements	—	7,033,000		—	7,033,000

Total Investments at Value	$280,045,909	$8,086,784		$2,031,071	$290,163,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

181

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	8.5%
Real Estate Investment Trusts	8.1
Medical — Biomedical/Gene	4.8
Repurchase Agreements	3.2
Registered Investment Companies	3.1
Medical — Drugs	2.4
Enterprise Software/Service	2.3
Medical Products	2.0
Electric — Integrated	1.8
Retail — Restaurants	1.5
Savings & Loans/Thrifts	1.4
Electronic Components — Semiconductors	1.4
Computer Services	1.3
Chemicals — Specialty	1.3
Insurance — Property/Casualty	1.2
Gas — Distribution	1.2
Human Resources	1.1
Oil Companies — Exploration & Production	1.0
Computer Software	0.9
Investment Management/Advisor Services	0.9
Building & Construction Products — Misc.	0.9
Oil — Field Services	0.8
Television	0.8
Schools	0.8
Electronic Components — Misc.	0.7
Building — Residential/Commercial	0.7
Semiconductor Equipment	0.7
Applications Software	0.7
Insurance — Life/Health	0.7
Commercial Services	0.7
Retail — Apparel/Shoe	0.7
Aerospace/Defense — Equipment	0.6
Auto/Truck Parts & Equipment — Original	0.6
Financial Guarantee Insurance	0.6
Metal Processors & Fabrication	0.6
Telecom Equipment — Fiber Optics	0.6
Distribution/Wholesale	0.6
Building & Construction — Misc.	0.6
Machinery — General Industrial	0.6
Medical Labs & Testing Services	0.6
Retail — Misc./Diversified	0.6
Computers — Integrated Systems	0.6
E-Commerce/Services	0.6
Commercial Services — Finance	0.5
Medical Information Systems	0.5
Diversified Manufacturing Operations	0.5
Computer Data Security	0.5
Water	0.5
Transport — Marine	0.5
Retail — Discount	0.5
Retail — Automobile	0.5
Airlines	0.5
Building — Heavy Construction	0.5
Instruments — Controls	0.5
Consulting Services	0.4
Rental Auto/Equipment	0.4
Insurance — Multi-line	0.4
Energy — Alternate Sources	0.4
Insurance — Reinsurance	0.4
Food — Misc./Diversified	0.4
Wireless Equipment	0.4
U.S. Government Treasuries	0.4
E-Commerce/Products	0.4
Medical Instruments	0.4
Food — Wholesale/Distribution	0.4
Medical — Outpatient/Home Medical	0.4
Aerospace/Defense	0.4
Consumer Products — Misc.	0.4
Engineering/R&D Services	0.4

Advertising Services	0.4
Office Furnishings — Original	0.4
Finance — Investment Banker/Broker	0.4
Therapeutics	0.4
Chemicals — Diversified	0.4
Electronic Parts Distribution	0.4
Real Estate Management/Services	0.3
Racetracks	0.3
Footwear & Related Apparel	0.3
Recreational Centers	0.3
Electronic Measurement Instruments	0.3
Oil Refining & Marketing	0.3
Finance — Consumer Loans	0.3
Diagnostic Equipment	0.3
Coal	0.3
Transport — Services	0.3
Rubber/Plastic Products	0.3
Non-Hazardous Waste Disposal	0.3
Machinery — Pumps	0.3
Apparel Manufacturers	0.3
Transport — Truck	0.3
Miscellaneous Manufacturing	0.3
Retail — Building Products	0.3
Computers — Other	0.3
Data Processing/Management	0.3
Semiconductor Components — Integrated Circuits	0.3
Resorts/Theme Parks	0.3
Firearms & Ammunition	0.3
Telecom Services	0.3
Finance — Mortgage Loan/Banker	0.3
Publishing — Newspapers	0.3
Disposable Medical Products	0.3
Building — Mobile Home/Manufactured Housing	0.3
Power Converter/Supply Equipment	0.2
Internet Security	0.2
Steel — Producers	0.2
Retail — Pawn Shops	0.2
Casino Services	0.2
Internet Content — Entertainment	0.2
Health Care Cost Containment	0.2
Oil Field Machinery & Equipment	0.2
Web Hosting/Design	0.2
Diagnostic Kits	0.2
Building Products — Doors & Windows	0.2
Satellite Telecom	0.2
Retail — Home Furnishings	0.2
Security Services	0.2
Athletic Equipment	0.2
Transactional Software	0.2
Environmental Consulting & Engineering	0.2
Telecommunication Equipment	0.2
Transport — Equipment & Leasing	0.2
Finance — Other Services	0.2
Medical — Nursing Homes	0.2
Internet Content — Information/News	0.2
Medical — Hospitals	0.2
Healthcare Safety Devices	0.2
Wire & Cable Products	0.2
Paper & Related Products	0.2
Private Equity	0.2
Veterinary Diagnostics	0.2
Machine Tools & Related Products	0.2
Internet Connectivity Services	0.2
Electric Products — Misc.	0.2
Medical — Generic Drugs	0.2
Building Products — Air & Heating	0.2
Pastoral & Agricultural	0.2
Tobacco	0.2
Cosmetics & Toiletries	0.2

182

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — HMO	0.2%
Printing — Commercial	0.2
Cable/Satellite TV	0.1
Building Products — Wood	0.1
Identification Systems	0.1
Steel — Specialty	0.1
Brewery	0.1
Poultry	0.1
Banks — Super Regional	0.1
Networking Products	0.1
Electric — Generation	0.1
Metal — Iron	0.1
Auto Repair Centers	0.1
Real Estate Operations & Development	0.1
Golf	0.1
Appliances	0.1
Batteries/Battery Systems	0.1
Beverages — Non-alcoholic	0.1
Linen Supply & Related Items	0.1
Building — Maintenance & Services	0.1
Telephone — Integrated	0.1
Drug Delivery Systems	0.1
Banks — Mortgage	0.1
Internet Telephone	0.1
Chemicals — Plastics	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Casino Hotels	0.1
Gambling (Non-Hotel)	0.1
Auto — Heavy Duty Trucks	0.1
Electronic Security Devices	0.1
Transport — Air Freight	0.1
Home Furnishings	0.1
Multimedia	0.1
Publishing — Periodicals	0.1
Machinery — Electrical	0.1
Insurance Brokers	0.1
Retail — Pet Food & Supplies	0.1
Lasers — System/Components	0.1
Retail — Petroleum Products	0.1
Food — Confectionery	0.1
Computers — Periphery Equipment	0.1
Steel Pipe & Tube	0.1
Filtration/Separation Products	0.1
Machinery — Farming	0.1
Quarrying	0.1
Dental Supplies & Equipment	0.1
Metal — Aluminum	0.1
Retail — Vision Service Center	0.1
Hotels/Motels	0.1
Publishing — Books	0.1
Internet Application Software	0.1
Hazardous Waste Disposal	0.1
Agricultural Operations	0.1
Retail — Bedding	0.1
Metal Products — Distribution	0.1
Independent Power Producers	0.1
Building Products — Cement	0.1
Water Treatment Systems	0.1
X-Ray Equipment	0.1
E-Marketing/Info	0.1
Broadcast Services/Program	0.1
Recreational Vehicles	0.1
Metal Products — Fasteners	0.1
Motion Pictures & Services	0.1
Physical Therapy/Rehabilitation Centers	0.1
Rubber — Tires	0.1
Retail — Jewelry	0.1
Funeral Services & Related Items	0.1
Storage/Warehousing	0.1

Food — Baking	0.1
Educational Software	0.1
Communications Software	0.1
Diversified Operations/Commercial Services	0.1
Retirement/Aged Care	0.1
Diversified Minerals	0.1
Containers — Metal/Glass	0.1
Food — Retail	0.1
Vitamins & Nutrition Products	0.1
Precious Metals	0.1
Auction Houses/Art Dealers	0.1
Machinery — Construction & Mining	0.1
Patient Monitoring Equipment	0.1
Circuit Boards	0.1
Retail — Office Supplies	0.1
Finance — Leasing Companies	0.1
Pipelines	0.1
Optical Supplies	0.1
Oil & Gas Drilling	0.1
Housewares	0.1

103.1%

*	Calculated as a percentage of net assets

183

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Advanced Materials — 0.0%
Haynes International, Inc.	6,318	$184,043

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†#	28,431	79,607
Telaria, Inc.†	22,033	165,247

		244,854

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†#	2,570	62,014
Clear Channel Outdoor Holdings, Inc.†	19,388	98,491

		160,505

Advertising Services — 0.4%
Fluent, Inc.†	16,585	80,935
National CineMedia, Inc.	39,269	257,212
Trade Desk, Inc., Class A†#	16,961	3,372,016

		3,710,163

Aerospace/Defense — 0.4%
AeroVironment, Inc.†	10,795	698,976
Kratos Defense & Security Solutions, Inc.†#	44,840	988,722
MSA Safety, Inc.	17,357	1,724,939
National Presto Industries, Inc.#	2,526	247,270
Wesco Aircraft Holdings, Inc.†	27,582	270,855

		3,930,762

Aerospace/Defense - Equipment — 0.6%
AAR Corp.	16,733	503,496
Aerojet Rocketdyne Holdings, Inc.†	36,892	1,423,293
Astronics Corp.†	10,878	442,408
Barnes Group, Inc.	24,332	1,258,451
Ducommun, Inc.†	5,414	244,334
Kaman Corp.	14,056	781,654
Moog, Inc., Class A	16,338	1,346,578
Triumph Group, Inc.	24,812	481,105

		6,481,319

Agricultural Biotech — 0.0%
Calyxt, Inc.†#	3,027	38,443

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	48,621	153,642
Marrone Bio Innovations, Inc.†	27,765	42,758

		196,400

Agricultural Operations — 0.1%
Alico, Inc.	1,516	39,067
Andersons, Inc.	13,851	376,332
Cadiz, Inc.†#	11,508	119,453
Limoneira Co.#	7,568	143,414
Tejon Ranch Co.†	10,708	173,362

		851,628

Airlines — 0.5%
Allegiant Travel Co.	6,566	919,962
Hawaiian Holdings, Inc.	24,969	623,726
Mesa Air Group, Inc.†	5,881	53,635
SkyWest, Inc.	25,935	1,522,903
Spirit Airlines, Inc.†	34,935	1,609,805

		4,730,031

Apparel Manufacturers — 0.3%
Deckers Outdoor Corp.†	14,879	2,263,096
Oxford Industries, Inc.	8,521	607,036
Superior Group of Cos., Inc.	4,610	73,806

		2,943,938

Security Description	Shares	Value (Note 2)

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	3,276	$57,297
iRobot Corp.†#	13,725	1,195,585

		1,252,882

Applications Software — 0.7%
Appfolio, Inc., Class A†	7,946	765,994
Brightcove, Inc.†	18,372	183,353
Ebix, Inc.#	12,251	574,939
Five9, Inc.†	29,195	1,499,163
HubSpot, Inc.†	18,848	3,265,981
Immersion Corp.†#	13,188	99,438
Park City Group, Inc.†#	6,778	35,652
PDF Solutions, Inc.†	14,090	171,194
Telenav, Inc.†	16,043	119,681
Upland Software, Inc.†	8,004	374,507

		7,089,902

Athletic Equipment — 0.2%
Clarus Corp.	10,642	135,686
Fox Factory Holding Corp.†	18,367	1,230,956
Nautilus, Inc.†	14,897	40,073
Vista Outdoor, Inc.†	29,058	222,875
YETI Holdings, Inc.†#	13,571	324,618

		1,954,208

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	16,975	572,227

Audio/Video Products — 0.0%
Daktronics, Inc.	18,302	113,655
Sonos, Inc.†	8,162	82,844
Universal Electronics, Inc.†	6,858	270,137

		466,636

Auto Repair Centers — 0.1%
Monro, Inc.	16,208	1,291,940

Auto - Cars/Light Trucks — 0.0%
Tesla, Inc.†	1	185

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	7,682	144,575
Navistar International Corp.†	25,047	779,212
REV Group, Inc.#	14,925	165,369

		1,089,156

Auto - Truck Trailers — 0.0%
Wabash National Corp.	27,744	374,821

Auto/Truck Parts & Equipment - Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	56,730	573,540
Cooper-Standard Holdings, Inc.†	9,021	348,752
Dana, Inc.	74,460	1,086,371
Dorman Products, Inc.†	13,675	1,116,700
Gentherm, Inc.†	17,739	663,084
Meritor, Inc.†	40,685	820,210
Methode Electronics, Inc.	18,345	451,837
Miller Industries, Inc.	5,618	149,158
Modine Manufacturing Co.†	25,216	324,026
Spartan Motors, Inc.	17,366	149,869
Superior Industries International, Inc.	12,511	46,166
Tenneco, Inc., Class A	25,893	257,376
Titan International, Inc.	25,571	107,910
Tower International, Inc.	10,092	175,903

		6,270,902

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	15,392	95,584

184

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Douglas Dynamics, Inc.	11,305	$419,416
Motorcar Parts of America, Inc.†	9,551	169,148
Standard Motor Products, Inc.	10,809	458,085

		1,142,233

B2B/E-Commerce — 0.0%
ePlus, Inc.†	6,811	481,265

Banks - Commercial — 8.5%
1st Constitution Bancorp	3,842	71,692
1st Source Corp.	7,988	349,555
ACNB Corp.	3,476	124,093
Allegiance Bancshares, Inc.†	5,991	194,468
Amalgamated Bank, Class A	6,020	99,330
American National Bankshares, Inc.	5,369	187,271
Ameris Bancorp	21,576	761,417
Ames National Corp.	4,383	115,273
Arrow Financial Corp.	6,216	199,969
Atlantic Capital Bancshares, Inc.†	12,615	206,381
Atlantic Union Bankshares Corp.	39,214	1,266,612
Auburn National Bancorporation, Inc.#	1,204	41,381
BancFirst Corp.	9,175	479,210
Bancorp, Inc.†	25,658	228,356
BancorpSouth Bank	47,943	1,298,296
Bank of Commerce Holdings	7,897	81,339
Bank of Marin Bancorp	6,924	280,491
Bank of N.T. Butterfield & Son, Ltd.	28,472	940,145
Bank of Princeton#	2,940	82,467
Bank7 Corp.†	1,746	29,577
Bankwell Financial Group, Inc.	3,144	89,793
Banner Corp.	16,316	823,305
Bar Harbor Bankshares	7,762	183,416
Baycom Corp.†	5,209	113,869
BCB Bancorp, Inc.	6,984	85,484
Bridge Bancorp, Inc.	8,446	235,052
Bridgewater Bancshares, Inc.†	11,798	129,542
Bryn Mawr Bank Corp.	10,149	371,047
Business First Bancshares, Inc.	5,426	133,046
Byline Bancorp, Inc.†	8,296	154,803
C&F Financial Corp.	1,686	81,029
Cadence BanCorp	61,227	1,132,699
Cambridge Bancorp	1,880	154,592
Camden National Corp.	7,835	331,812
Capital Bancorp, Inc.†#	3,282	39,384
Capital City Bank Group, Inc.	5,815	136,129
Capstar Financial Holdings, Inc.	4,163	61,737
Carolina Financial Corp.	10,697	355,140
Cathay General Bancorp	39,379	1,324,710
CB Financial Services, Inc.#	2,377	55,836
CenterState Bank Corp.	61,630	1,349,081
Central Pacific Financial Corp.	14,419	400,704
Central Valley Community Bancorp	5,866	115,091
Century Bancorp, Inc., Class A	1,460	130,831
Chemical Financial Corp.	36,320	1,375,075
Chemung Financial Corp.	1,699	76,115
Citizens & Northern Corp.	6,035	166,566
City Holding Co.	8,069	589,440
Civista Bancshares, Inc.	7,144	155,025
CNB Financial Corp.	7,393	182,977
Coastal Financial Corp.†#	3,644	58,523
Codorus Valley Bancorp, Inc.	4,635	97,428
Columbia Banking System, Inc.	37,226	1,241,487
Community Bank System, Inc.	25,567	1,580,296
Community Financial Corp.	2,465	76,489
Community Trust Bancorp, Inc.	7,891	312,405
ConnectOne Bancorp, Inc.	15,376	323,050

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
County Bancorp, Inc.#	2,608	$44,910
Customers Bancorp, Inc.†	14,697	289,825
CVB Financial Corp.	56,972	1,170,775
Eagle Bancorp, Inc.	16,240	862,019
Enterprise Bancorp, Inc.	4,904	137,508
Enterprise Financial Services Corp.	11,433	448,059
Equity Bancshares, Inc., Class A†	6,805	169,308
Esquire Financial Holdings, Inc.†	3,074	70,087
Evans Bancorp, Inc.	2,376	83,374
Farmers & Merchants Bancorp, Inc.	4,545	134,305
Farmers National Banc Corp.	12,897	173,465
FB Financial Corp.	8,328	289,731
Fidelity D&D Bancorp, Inc.	1,421	84,550
Fidelity Southern Corp.	11,157	314,293
Financial Institutions, Inc.	7,816	211,266
First Bancorp, Inc./Maine	5,170	130,698
First Bancorp, Inc./North Carolina	14,898	527,538
First BanCorp./Puerto Rico	108,817	1,083,817
First Bancshares, Inc.	6,304	187,859
First Bank#	8,307	93,038
First Busey Corp.	22,255	549,921
First Business Financial Services, Inc.	4,223	96,622
First Choice Bancorp	4,569	99,284
First Commonwealth Financial Corp.	49,888	627,092
First Community Bankshares, Inc.	7,941	260,147
First Community Corp.	3,651	64,915
First Financial Bancorp	48,615	1,085,087
First Financial Bankshares, Inc.	33,082	1,874,426
First Financial Corp.	6,064	229,401
First Foundation, Inc.	19,391	254,216
First Guaranty Bancshares, Inc.	2,451	50,491
First Internet Bancorp	4,969	101,020
First Interstate BancSystem, Inc., Class A	16,746	618,095
First Merchants Corp.	24,924	828,723
First Mid Bancshares, Inc.	6,461	215,927
First Midwest Bancorp, Inc.	53,823	1,049,010
First Northwest Bancorp	4,681	75,177
First of Long Island Corp.	12,493	266,726
First United Corp.#	3,480	62,640
Franklin Financial Network, Inc.	6,584	172,830
Fulton Financial Corp.	84,954	1,338,875
FVCBankcorp, Inc.†	1,005	17,839
German American Bancorp, Inc.	11,638	324,351
Glacier Bancorp, Inc.	43,232	1,703,773
Great Southern Bancorp, Inc.	5,621	310,392
Great Western Bancorp, Inc.	29,154	905,815
Guaranty Bancshares, Inc.	3,873	113,285
Hancock Whitney Corp.	43,334	1,645,825
Hanmi Financial Corp.	15,463	318,847
HarborOne Bancorp, Inc.†	7,390	132,577
Heartland Financial USA, Inc.	14,949	617,244
Heritage Commerce Corp.	20,337	242,214
Heritage Financial Corp.	18,608	522,885
Hilltop Holdings, Inc.	36,262	729,954
Home BancShares, Inc.	79,880	1,399,498
HomeStreet, Inc.†	12,685	360,888
Hope Bancorp, Inc.	61,765	794,916
Horizon Bancorp	18,845	292,286
Howard Bancorp, Inc.†	6,653	92,477
IBERIABANK Corp.	28,262	2,020,733
Independent Bank Corp./Massachusetts	16,833	1,167,369
Independent Bank Corp./Michigan	10,937	231,318
International Bancshares Corp.	28,152	1,026,422
Investar Holding Corp.	4,522	108,031
Kearny Financial Corp.	44,920	602,377

185

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Lakeland Bancorp, Inc.	22,909	$353,028
Lakeland Financial Corp.	12,421	545,903
LCNB Corp.	4,577	77,672
LegacyTexas Financial Group, Inc.	24,216	883,884
Level One Bancorp, Inc.	2,627	61,157
Live Oak Bancshares, Inc.#	12,955	201,191
Luther Burbank Corp.	10,373	103,211
Macatawa Bank Corp.	13,244	134,427
MBT Financial Corp.	9,896	90,449
Mercantile Bank Corp.	8,261	254,852
Merchants Bancorp	8,202	149,276
Metropolitan Bank Holding Corp.†	3,317	131,784
Mid Penn Bancorp, Inc.	2,394	57,456
Middlefield Banc Corp.	1,549	60,814
Midland States Bancorp, Inc.	10,737	263,057
MidSouth Bancorp, Inc.	7,613	85,722
MidWestOne Financial Group, Inc.	5,678	158,076
MVB Financial Corp.	4,359	69,090
National Bankshares, Inc.	3,441	130,620
NBT Bancorp, Inc.	21,695	779,935
Nicolet Bankshares, Inc.†	4,003	234,135
Northeast Bank	3,852	79,582
Northrim BanCorp, Inc.	3,456	115,534
Norwood Financial Corp.	2,926	93,778
Oak Valley Bancorp#	3,529	66,380
OFG Bancorp	22,048	414,061
Ohio Valley Banc Corp.	2,089	75,831
Old Line Bancshares, Inc.	7,975	196,424
Old National Bancorp	76,933	1,226,312
Old Second Bancorp, Inc.	14,779	180,304
OP Bancorp#	6,429	61,526
Opus Bank	10,034	201,382
Origin Bancorp, Inc.#	8,888	296,504
Orrstown Financial Services, Inc.	4,609	97,895
Pacific City Financial Corp.	6,033	102,983
Pacific Mercantile Bancorp†	7,909	61,453
Park National Corp.	6,991	660,580
PCSB Financial Corp.	8,271	162,442
Peapack Gladstone Financial Corp.	9,528	257,637
Penns Woods Bancorp, Inc.	2,329	97,445
People’s Utah Bancorp	7,828	219,184
Peoples Bancorp of North Carolina, Inc.	2,363	64,628
Peoples Bancorp, Inc.	8,996	278,066
Peoples Financial Services Corp.	3,506	152,160
Preferred Bank	7,095	310,548
Premier Financial Bancorp, Inc.	6,032	94,160
Provident Bancorp, Inc.†	2,195	51,692
QCR Holdings, Inc.	6,654	213,460
RBB Bancorp	7,067	130,810
Reliant Bancorp, Inc.#	5,141	111,868
Renasant Corp.	24,537	829,351
Republic Bancorp, Inc., Class A	4,888	224,066
Republic First Bancorp, Inc.†	22,389	108,363
S&T Bancorp, Inc.	17,525	660,693
Sandy Spring Bancorp, Inc.	17,637	567,030
SB One Bancorp#	3,638	79,854
Seacoast Banking Corp. of Florida†	23,404	542,739
Select Bancorp, Inc.†	7,884	87,118
ServisFirst Bancshares, Inc.#	23,682	742,194
Shore Bancshares, Inc.	6,412	98,424
Sierra Bancorp	7,178	178,014
Simmons First National Corp., Class A	46,079	1,051,062
SmartFinancial, Inc.†	5,784	118,630
South State Corp.	18,120	1,193,927
Southern First Bancshares, Inc.†	3,532	125,845

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Southern National Bancorp of Virginia, Inc.	9,947	$137,368
Southside Bancshares, Inc.	16,271	529,946
Spirit of Texas Bancshares, Inc.†	5,147	114,058
Sterling Bancorp, Inc.	11,139	99,026
Stock Yards Bancorp, Inc.	10,966	365,497
Summit Financial Group, Inc.	5,745	142,189
Tompkins Financial Corp.	7,504	593,041
Towne Bank	33,547	850,752
TriCo Bancshares	12,990	484,527
TriState Capital Holdings, Inc.†	12,487	256,858
Triumph Bancorp, Inc.†#	12,538	351,942
TrustCo Bank Corp.	47,657	351,709
Trustmark Corp.	33,329	1,058,862
UMB Financial Corp.	23,077	1,424,774
United Bankshares, Inc.	50,150	1,794,367
United Community Banks, Inc.	39,925	1,058,412
United Security Bancshares	6,679	68,126
Unity Bancorp, Inc.	3,931	79,210
Univest Financial Corp.	14,680	350,558
Valley National Bancorp	164,310	1,613,524
Veritex Holdings, Inc.	22,475	571,539
Washington Trust Bancorp, Inc.	7,664	376,226
WesBanco, Inc.	26,606	945,311
West Bancorporation, Inc.	8,085	168,168
Westamerica Bancorporation	13,117	785,577
Western New England Bancorp, Inc.	12,997	119,053

		85,566,995

Banks - Fiduciary — 0.0%
Parke Bancorp, Inc.	3,524	71,537
Union Bankshares, Inc.	1,982	65,248

		136,785

Banks - Mortgage — 0.1%
Flagstar Bancorp, Inc.	15,043	473,554
Walker & Dunlop, Inc.	14,087	708,153

		1,181,707

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	16,633	858,928
National Bank Holdings Corp., Class A	14,636	513,577

		1,372,505

Batteries/Battery Systems — 0.1%
EnerSys	22,024	1,238,410

Beverages - Non-alcoholic — 0.1%
Celsius Holdings, Inc.†#	11,626	46,504
Coca-Cola Consolidated, Inc.	2,394	723,012
National Beverage Corp.#	5,989	270,404
Primo Water Corp.†	17,058	196,849

		1,236,769

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	6,732	405,334

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	4,203	1,321,003
Craft Brew Alliance, Inc.†	6,481	89,503

		1,410,506

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	9,221	124,483
MSG Networks, Inc., Class A†	30,124	635,918

		760,401

186

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. — 0.9%
American Woodmark Corp.†	7,092	$514,099
Armstrong Flooring, Inc.†	10,822	114,064
Builders FirstSource, Inc.†	57,530	810,022
Caesarstone, Ltd.#	11,668	161,835
Cornerstone Building Brands, Inc.†	21,696	95,245
Forterra, Inc.†	9,607	45,922
Gibraltar Industries, Inc.†	16,255	580,304
Louisiana-Pacific Corp.	72,304	1,649,977
Patrick Industries, Inc.†	11,747	479,160
PGT Innovations, Inc.†	28,831	431,312
Simpson Manufacturing Co., Inc.	21,096	1,283,481
Summit Materials, Inc., Class A†	57,083	798,020
Trex Co., Inc.†#	30,093	1,800,163

		8,763,604

Building & Construction - Misc. — 0.6%
Brightview Holdings, Inc.†	15,249	254,811
Comfort Systems USA, Inc.	18,653	880,048
EMCOR Group, Inc.	29,136	2,347,196
IES Holdings, Inc.†	4,245	76,070
MYR Group, Inc.†	8,192	264,520
NV5 Global, Inc.†	4,773	371,101
TopBuild Corp.†	18,054	1,431,141
WillScot Corp.†	19,660	266,983

		5,891,870

Building Products - Air & Heating — 0.2%
AAON, Inc.	21,005	953,417
SPX Corp.†	21,917	651,812

		1,605,229

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	18,920	431,754
US Concrete, Inc.†#	8,187	381,269

		813,023

Building Products - Doors & Windows — 0.2%
Apogee Enterprises, Inc.	13,598	492,927
Griffon Corp.	18,004	258,898
JELD-WEN Holding, Inc.†	34,600	653,594
Masonite International Corp.†	13,402	637,265

		2,042,684

Building Products - Wood — 0.1%
Boise Cascade Co.	19,792	439,383
Universal Forest Products, Inc.	30,525	984,431

		1,423,814

Building - Heavy Construction — 0.5%
Aegion Corp.†	16,329	235,138
Dycom Industries, Inc.†	15,375	802,114
Granite Construction, Inc.	22,378	899,372
Great Lakes Dredge & Dock Corp.†	29,050	309,092
MasTec, Inc.†#	32,282	1,500,790
Orion Group Holdings, Inc.†	14,319	35,368
Primoris Services Corp.	21,281	388,165
Sterling Construction Co., Inc.†	13,573	162,062
Tutor Perini Corp.†	19,051	277,001

		4,609,102

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	33,686	1,221,118

Building - Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	4,355	625,378
LCI Industries	12,440	1,030,903

Security Description	Shares	Value (Note 2)

Building - Mobile Home/Manufactured Housing (continued)
Skyline Champion Corp.	17,000	$397,630
Winnebago Industries, Inc.	15,930	511,990

		2,565,901

Building - Residential/Commercial — 0.7%
Beazer Homes USA, Inc.†	15,291	138,842
Century Communities, Inc.†	13,317	355,564
Green Brick Partners, Inc.†	12,486	108,503
Hovnanian Enterprises, Inc., Class A†#	2,469	23,456
Installed Building Products, Inc.†	11,050	568,412
KB Home	43,739	1,099,161
LGI Homes, Inc.†	9,416	642,171
M/I Homes, Inc.†	13,779	377,269
MDC Holdings, Inc.	24,924	783,361
Meritage Homes Corp.†	19,398	971,840
New Home Co., Inc.†	6,411	25,324
Taylor Morrison Home Corp., Class A†	58,756	1,173,357
TRI Pointe Group, Inc.†	72,135	887,261
William Lyon Homes, Class A†	16,260	301,460

		7,455,981

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	22,118	377,112
Liberty Latin America, Ltd., Class C†	57,880	994,957
WideOpenWest, Inc.†#	15,074	112,452

		1,484,521

Capacitors — 0.0%
KEMET Corp.	28,716	456,584

Casino Hotels — 0.1%
Boyd Gaming Corp.	41,923	1,002,798
Century Casinos, Inc.†	13,755	120,219

		1,123,017

Casino Services — 0.2%
Eldorado Resorts, Inc.†	33,519	1,648,129
Scientific Games Corp.†#	28,279	540,129

		2,188,258

Cellular Telecom — 0.0%
ATN International, Inc.	5,316	310,986
NII Holdings, Inc.†#	45,204	85,888

		396,874

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	15,277	372,453
Codexis, Inc.†#	26,294	475,921
Innophos Holdings, Inc.	9,910	263,507
Innospec, Inc.	12,335	995,558
Koppers Holdings, Inc.†	10,183	271,479
Quaker Chemical Corp.	6,648	1,202,357

		3,581,275

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	25,791	168,415

Chemicals - Other — 0.0%
American Vanguard Corp.	14,829	196,929

Chemicals - Plastics — 0.1%
A. Schulman, Inc. CVR†(1)	15,061	4,492
Landec Corp.†	12,441	123,415
PolyOne Corp.	40,657	1,021,710

		1,149,617

Chemicals - Specialty — 1.3%
AgroFresh Solutions, Inc.†#	16,050	38,680

187

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty (continued)
Amyris, Inc.†	16,781	$56,888
Balchem Corp.	16,325	1,480,514
Ferro Corp.†	42,347	573,378
GCP Applied Technologies, Inc.†	36,607	957,639
H.B. Fuller Co.	25,781	1,016,545
Hawkins, Inc.	4,931	175,346
Ingevity Corp.†	21,584	1,892,917
Kraton Corp.†	15,779	386,112
Materion Corp.	10,240	619,008
Minerals Technologies, Inc.	18,015	936,420
Oil-Dri Corp. of America	2,594	76,238
OMNOVA Solutions, Inc.†	22,284	126,350
PQ Group Holdings, Inc.†	18,627	282,199
Rogers Corp.†	9,344	1,289,379
Sensient Technologies Corp.	21,660	1,466,382
Stepan Co.	10,317	875,501
Tronox Holdings PLC, Class A	47,662	441,827
Valhi, Inc.	12,857	25,714

		12,717,037

Circuit Boards — 0.1%
Park Electrochemical Corp.	9,796	146,352
TTM Technologies, Inc.†	47,758	407,376

		553,728

Coal — 0.3%
Advanced Emissions Solutions, Inc.#	9,408	111,673
Arch Coal, Inc., Class A#	8,904	784,888
CONSOL Energy, Inc.†	13,996	366,975
Hallador Energy Co.	8,452	47,838
NACCO Industries, Inc., Class A	1,918	95,823
Peabody Energy Corp.	39,876	937,883
Ramaco Resources, Inc.†	3,043	17,132
SunCoke Energy, Inc.†	33,078	242,793
Warrior Met Coal, Inc.	21,984	567,407

		3,172,412

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	11,537	145,482

Coffee — 0.0%
Farmer Bros. Co.†#	5,112	93,652

Commercial Services — 0.7%
Acacia Research Corp.†	24,643	76,886
Care.com, Inc.†	10,190	145,615
Emerald Expositions Events, Inc.	12,623	147,689
Forrester Research, Inc.	5,302	241,400
Healthcare Services Group, Inc.#	37,716	1,192,203
HMS Holdings Corp.†	42,178	1,283,477
LiveRamp Holdings, Inc.†	34,484	1,771,788
Medifast, Inc.	5,950	767,252
National Research Corp.	5,615	286,309
PFSweb, Inc.†	7,736	29,010
ServiceSource International, Inc.†	40,135	41,740
SP Plus Corp.†	11,522	357,528
Team, Inc.†	15,061	218,686
Weight Watchers International, Inc.†#	19,619	339,212

		6,898,795

Commercial Services - Finance — 0.5%
Avalara, Inc.†	14,092	953,183
Cardtronics PLC, Class A†	20,197	609,949
Cass Information Systems, Inc.	7,300	329,011
CBIZ, Inc.†	26,265	520,047
Everi Holdings, Inc.†	33,796	376,488
EVERTEC, Inc.	31,021	889,062

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Evo Payments, Inc., Class A†	12,603	$371,032
Green Dot Corp., Class A†	24,595	1,141,454
I3 Verticals, Inc., Class A†#	4,658	119,105
MoneyGram International, Inc.†#	15,716	21,845
PRGX Global, Inc.†	10,664	69,636

		5,400,812

Communications Software — 0.1%
Avaya Holdings Corp.†	53,301	670,527

Computer Aided Design — 0.0%
Altair Engineering, Inc., Class A†	12,696	483,845

Computer Data Security — 0.5%
Carbon Black, Inc.†#	19,575	294,604
ForeScout Technologies, Inc.†	15,664	503,128
OneSpan, Inc.†	16,043	223,800
Qualys, Inc.†	17,342	1,536,674
Rapid7, Inc.†	18,780	981,255
Tenable Holdings, Inc.†	15,166	422,373
Varonis Systems, Inc.†	14,370	898,700

		4,860,534

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	20,776	338,441

Computer Services — 1.3%
CACI International, Inc., Class A†	12,505	2,545,018
Carbonite, Inc.†	16,422	388,709
ExlService Holdings, Inc.†	16,990	1,006,827
Insight Enterprises, Inc.†	17,886	920,771
KeyW Holding Corp.†	24,769	278,651
MAXIMUS, Inc.	32,518	2,316,908
Perspecta, Inc.	72,371	1,571,174
Presidio, Inc.	20,724	274,593
Rimini Street, Inc.†	5,271	25,512
Science Applications International Corp.	26,191	2,009,897
Sykes Enterprises, Inc.†	20,129	498,394
TTEC Holdings, Inc.	7,204	285,855
Unisys Corp.†	25,691	249,203
Virtusa Corp.†	14,471	613,570

		12,985,082

Computer Software — 0.9%
Avid Technology, Inc.†	13,984	108,376
Box, Inc., Class A†	64,169	1,186,485
Cision, Ltd.†	34,100	374,418
Cloudera, Inc.†#	102,098	936,239
Cornerstone OnDemand, Inc.†	27,686	1,473,726
Envestnet, Inc.†	22,741	1,521,600
j2 Global, Inc.#	23,851	2,010,401
SecureWorks Corp., Class A†#	4,371	63,860
Simulations Plus, Inc.	5,857	146,835
TiVo Corp.	61,473	442,606
Veritone, Inc.†#	4,320	38,189
Yext, Inc.†	43,346	795,832

		9,098,567

Computers - Integrated Systems — 0.6%
Agilysys, Inc.†	7,890	172,002
Cray, Inc.†	20,577	720,401
Cubic Corp.	15,911	897,699
Diebold Nixdorf, Inc.†	38,824	330,004
Mercury Systems, Inc.†	26,898	1,849,506
MTS Systems Corp.	9,096	493,549
NetScout Systems, Inc.†	38,183	935,865
PAR Technology Corp.†#	5,792	162,813

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems (continued)
USA Technologies, Inc.†#	29,004	$194,617

		5,756,456

Computers - Other — 0.3%
3D Systems Corp.†#	55,576	449,610
Lumentum Holdings, Inc.†	38,724	1,567,160
PlayAGS, Inc.†	11,180	213,985
Stratasys, Ltd.†	25,790	565,059

		2,795,814

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	22,274	816,342
Mitek Systems, Inc.†	17,068	174,094

		990,436

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	15,360	497,050

Consulting Services — 0.4%
CRA International, Inc.	3,997	149,648
Franklin Covey Co.†	4,974	154,691
FTI Consulting, Inc.†	19,341	1,623,097
GP Strategies Corp.†	6,313	86,109
Hackett Group, Inc.	12,264	197,328
Huron Consulting Group, Inc.†	11,254	554,034
ICF International, Inc.	9,205	670,953
Information Services Group, Inc.†	17,379	54,049
Kelly Services, Inc., Class A	15,918	374,073
Navigant Consulting, Inc.	21,518	473,396
Vectrus, Inc.†	5,677	200,341

		4,537,719

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co.†#	5,286	148,801
Central Garden & Pet Co., Class A†	20,961	535,973
Helen of Troy, Ltd.†	13,097	1,749,890
Quanex Building Products Corp.	16,972	263,236
WD-40 Co.	6,947	1,086,024

		3,783,924

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	13,019	461,393
Greif, Inc., Class B	2,835	124,882

		586,275

Containers - Paper/Plastic — 0.0%
Multi-Color Corp.	7,061	351,214
UFP Technologies, Inc.†	3,371	124,457

		475,671

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†#	11,527	117,460
Edgewell Personal Care Co.†	27,472	784,051
Inter Parfums, Inc.	8,856	573,692
Revlon, Inc., Class A†#	4,142	87,727

		1,562,930

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	10,845	176,990

Data Processing/Management — 0.3%
Amber Road, Inc.†	12,123	157,357
Bottomline Technologies, Inc.†	21,505	939,338
CommVault Systems, Inc.†	20,367	937,900
CSG Systems International, Inc.	16,667	747,515

		2,782,110

Security Description	Shares	Value (Note 2)

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	41,741	$877,396

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†#	13,268	250,898
BioTelemetry, Inc.†	16,778	802,995
GenMark Diagnostics, Inc.†	26,390	176,549
OPKO Health, Inc.†#	163,720	293,059
Oxford Immunotec Global PLC†	13,157	192,355
Quanterix Corp.†	4,344	111,250
Repligen Corp.†	19,896	1,382,175

		3,209,281

Diagnostic Kits — 0.2%
Celcuity, Inc.†	2,959	62,405
Genomic Health, Inc.†	10,667	557,351
Meridian Bioscience, Inc.	21,148	238,972
OraSure Technologies, Inc.†	30,628	254,213
Quidel Corp.†#	17,400	962,220

		2,075,161

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	6,656	43,197

Direct Marketing — 0.0%
Quotient Technology, Inc.†	40,594	429,079

Disposable Medical Products — 0.3%
CONMED Corp.	12,838	1,033,202
Merit Medical Systems, Inc.†	27,133	1,400,877
Utah Medical Products, Inc.	1,748	139,403

		2,573,482

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	15,004	800,613
BlueLinx Holdings, Inc.†#	4,534	91,088
Core-Mark Holding Co., Inc.	23,239	857,054
EVI Industries, Inc.#	1,950	71,078
Fossil Group, Inc.†	23,225	227,373
G-III Apparel Group, Ltd.†	22,134	569,508
H&E Equipment Services, Inc.	16,194	393,676
Manitex International, Inc.†	7,397	44,160
ScanSource, Inc.†	12,822	374,531
SiteOne Landscape Supply, Inc.†#	20,654	1,339,825
Systemax, Inc.	6,221	128,090
Titan Machinery, Inc.†	9,594	160,412
Triton International, Ltd.	26,298	777,106
Veritiv Corp.†	5,855	103,399

		5,937,913

Diversified Manufacturing Operations — 0.5%
Actuant Corp., Class A	31,032	687,048
Chase Corp.	3,688	375,033
EnPro Industries, Inc.	10,405	577,373
Fabrinet†	18,350	782,444
Federal Signal Corp.	30,244	722,529
Harsco Corp.†	40,968	1,024,200
LSB Industries, Inc.†#	10,985	36,800
Lydall, Inc.†	8,612	155,705
NL Industries, Inc.†	4,250	13,898
Standex International Corp.	6,389	415,541
Synalloy Corp.	4,263	79,121
Tredegar Corp.	13,173	205,367

		5,075,059

Diversified Minerals — 0.1%
Covia Holdings Corp.†#	15,817	46,027
Livent Corp.†	76,049	480,630

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Minerals (continued)
United States Lime & Minerals, Inc.	1,017	$83,048

		609,705

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	10,360	651,022

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†#	73,476	204,998
Assertio Therapeutics, Inc.†	29,959	87,780
Heron Therapeutics, Inc.†#	35,082	597,446
Revance Therapeutics, Inc.†#	19,467	209,660
Senseonics Holdings, Inc.†#	43,371	85,875

		1,185,759

E-Commerce/Products — 0.4%
1-800-flowers.com, Inc., Class A†	13,507	246,638
Etsy, Inc.†	60,824	3,789,943
Lands’ End, Inc.†#	5,345	66,118
Overstock.com, Inc.†#	11,734	112,060

		4,214,759

E-Commerce/Services — 0.6%
Cargurus, Inc.†#	25,468	869,987
Cars.com, Inc.†#	35,208	745,353
ChannelAdvisor Corp.†	13,209	121,523
Groupon, Inc.†	226,948	801,126
Leaf Group, Ltd.†	8,505	61,151
Liberty Expedia Holdings, Inc., Class A†	27,732	1,143,390
Shutterfly, Inc.†	17,038	808,964
Shutterstock, Inc.	9,576	364,463
Stamps.com, Inc.†	8,950	300,183
Travelzoo†	2,370	40,314
TrueCar, Inc.†	47,973	312,784
Upwork, Inc.†#	6,409	96,007

		5,665,245

E-Marketing/Info — 0.1%
Cardlytics, Inc.†#	3,026	69,447
Liquidity Services, Inc.†	13,780	77,443
New Media Investment Group, Inc.	30,355	280,177
QuinStreet, Inc.†	22,672	347,562

		774,629

E-Services/Consulting — 0.0%
Perficient, Inc.†	16,452	500,634

Educational Software — 0.1%
Instructure, Inc.†	16,172	672,432

Electric Products - Misc. — 0.2%
Graham Corp.	4,877	99,540
nLight, Inc.†#	11,566	216,169
Novanta, Inc.†	16,671	1,334,013

		1,649,722

Electric - Distribution — 0.0%
Spark Energy, Inc., Class A#	5,869	57,516
Unitil Corp.	7,412	421,447

		478,963

Electric - Generation — 0.1%
Atlantic Power Corp.†#	55,243	128,716
Ormat Technologies, Inc.	20,265	1,196,446

		1,325,162

Electric - Integrated — 1.8%
ALLETE, Inc.	26,230	2,147,975
Ameresco, Inc., Class A†	9,630	139,635

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Avista Corp.	33,373	$1,393,656
Black Hills Corp.	27,277	2,078,507
El Paso Electric Co.	20,616	1,199,851
IDACORP, Inc.	25,702	2,577,140
MGE Energy, Inc.	17,774	1,177,350
NorthWestern Corp.	25,733	1,825,499
Otter Tail Corp.	20,058	996,281
PNM Resources, Inc.	40,527	1,909,227
Portland General Electric Co.	45,544	2,407,456

		17,852,577

Electronic Components - Misc. — 0.7%
Advanced Energy Industries, Inc.†	19,529	979,770
Applied Optoelectronics, Inc.†#	9,658	83,638
Atkore International Group, Inc.†	19,865	464,642
Bel Fuse, Inc., Class B	5,023	86,797
Benchmark Electronics, Inc.	22,356	493,844
Comtech Telecommunications Corp.	11,846	250,543
IntriCon Corp.†#	3,871	100,994
Kimball Electronics, Inc.†	12,618	179,807
Knowles Corp.†	44,478	699,639
NVE Corp.	2,429	177,220
OSI Systems, Inc.†	8,553	886,005
Plexus Corp.†	15,603	772,817
Sanmina Corp.†	34,511	917,648
SMART Global Holdings, Inc.†#	6,638	113,045
Vishay Intertechnology, Inc.	67,465	1,028,167
Vishay Precision Group, Inc.†	5,262	188,485
ZAGG, Inc.†	13,644	90,869

		7,513,930

Electronic Components - Semiconductors — 1.4%
Adesto Technologies Corp.†#	12,564	94,607
Alpha & Omega Semiconductor, Ltd.†	10,099	86,245
Ambarella, Inc.†	15,781	598,258
Amkor Technology, Inc.†	52,096	337,582
AVX Corp.	23,756	351,351
AXT, Inc.†	19,363	77,258
CEVA, Inc.†	11,069	252,705
Cree, Inc.†#	52,640	2,902,570
CTS Corp.	16,651	440,585
Diodes, Inc.†	20,451	632,549
Impinj, Inc.†	8,312	206,054
Inphi Corp.†	22,110	970,187
Kopin Corp.†	30,073	34,584
Lattice Semiconductor Corp.†	59,601	762,893
MACOM Technology Solutions Holdings, Inc.†#	23,308	329,808
Photronics, Inc.†	33,128	268,668
Rambus, Inc.†	54,257	616,360
Rudolph Technologies, Inc.†	16,036	369,951
Semtech Corp.†	33,132	1,319,648
Silicon Laboratories, Inc.†	21,860	2,045,440
Synaptics, Inc.†#	17,650	466,843
Xperi Corp.	24,622	517,308

		13,681,454

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	14,540	767,712
FARO Technologies, Inc.†	8,703	383,802
Fitbit, Inc., Class A†#	108,890	504,161
Itron, Inc.†	17,257	977,609
Mesa Laboratories, Inc.	1,712	427,452
Stoneridge, Inc.†	13,984	364,004

		3,424,740

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Parts Distribution — 0.4%
SYNNEX Corp.	21,168	$1,835,477
Tech Data Corp.†	18,967	1,719,359

		3,554,836

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	15,923	928,470
Napco Security Technologies, Inc.†	5,954	159,091

		1,087,561

Energy - Alternate Sources — 0.4%
Clean Energy Fuels Corp.†	69,837	186,465
Enphase Energy, Inc.†#	44,030	667,935
FuelCell Energy, Inc.†#	4,193	4,990
FutureFuel Corp.	13,144	136,435
Green Plains, Inc.	20,058	261,757
Pattern Energy Group, Inc., Class A	41,170	873,216
Plug Power, Inc.†#	108,812	278,559
Renewable Energy Group, Inc.†#	18,790	293,875
REX American Resources Corp.†	2,854	192,559
Sunrun, Inc.†#	49,205	770,550
TerraForm Power, Inc., Class A	37,232	502,632
TPI Composites, Inc.†	7,502	156,417
Vivint Solar, Inc.†#	20,154	131,404

		4,456,794

Engineering/R&D Services — 0.4%
Argan, Inc.	7,453	342,316
Exponent, Inc.	26,269	1,472,377
Infrastructure and Energy Alternatives, Inc.†#	8,725	24,256
Iteris, Inc.†#	12,941	69,105
KBR, Inc.	71,803	1,595,463
Mistras Group, Inc.†	8,911	123,150
VSE Corp.	4,413	106,397

		3,733,064

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	20,849	195,981

Enterprise Software/Service — 2.3%
Alteryx, Inc., Class A†#	14,888	1,293,172
American Software, Inc., Class A	14,551	184,361
Asure Software, Inc.†#	6,390	41,088
Benefitfocus, Inc.†	14,340	406,682
Blackbaud, Inc.	24,566	1,889,617
Blackline, Inc.†#	18,712	961,984
Coupa Software, Inc.†#	28,418	3,103,530
Daily Journal Corp.†#	570	122,487
Domo, Inc., Class B†	8,530	285,755
Donnelley Financial Solutions, Inc.†	17,139	211,324
eGain Corp.†	9,126	71,913
Everbridge, Inc.†	14,840	1,167,017
Evolent Health, Inc., Class A†#	34,694	369,144
Exela Technologies, Inc.†	24,126	52,836
LivePerson, Inc.†	29,993	834,705
Majesco†	3,329	29,728
ManTech International Corp., Class A	13,470	826,654
MicroStrategy, Inc., Class A†	4,391	583,608
MobileIron, Inc.†	37,884	211,771
Model N, Inc.†	13,134	236,675
New Relic, Inc.†	22,962	2,303,548
Omnicell, Inc.†	19,718	1,566,595
Progress Software Corp.	22,777	932,946
PROS Holdings, Inc.†	16,114	913,664
QAD, Inc., Class A#	5,290	228,528
SailPoint Technologies Holding, Inc.†	35,548	624,578
SPS Commerce, Inc.†	8,742	891,072

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
SVMK, Inc.†	8,990	$154,628
Verint Systems, Inc.†	32,865	1,865,089
Workiva, Inc.†	14,758	821,135

		23,185,834

Entertainment Software — 0.0%
Glu Mobile, Inc.†	57,372	457,829

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	28,218	1,905,279

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	12,960	905,774

Finance - Commercial — 0.0%
Marlin Business Services Corp.	4,415	98,455
NewStar Financial, Inc. CVR†(1)	17,919	9,676
On Deck Capital, Inc.†	26,266	105,589

		213,720

Finance - Consumer Loans — 0.3%
Curo Group Holdings Corp.†	5,966	55,901
Elevate Credit, Inc.†	10,489	44,683
Encore Capital Group, Inc.†	13,239	454,627
Enova International, Inc.†	16,797	358,616
LendingClub Corp.†	163,444	490,332
Nelnet, Inc., Class A	9,471	561,157
Ocwen Financial Corp.†	59,816	92,715
PRA Group, Inc.†#	22,716	627,189
Regional Management Corp.†	4,742	116,985
World Acceptance Corp.†	3,126	413,539

		3,215,744

Finance - Credit Card — 0.0%
Meta Financial Group, Inc.	14,216	372,033

Finance - Investment Banker/Broker — 0.4%
Cowen, Inc.†#	14,096	213,554
Diamond Hill Investment Group, Inc.	1,662	238,497
GAIN Capital Holdings, Inc.#	13,775	53,585
Greenhill & Co., Inc.	9,002	134,760
Houlihan Lokey, Inc.	17,225	778,742
INTL. FCStone, Inc.†	7,890	274,256
Ladenburg Thalmann Financial Services, Inc.	51,811	165,795
Moelis & Co., Class A	22,701	721,438
Oppenheimer Holdings, Inc., Class A	4,920	121,229
Piper Jaffray Cos.	7,294	516,561
PJT Partners, Inc., Class A	10,149	374,498
Siebert Financial Corp.†	3,775	33,560

		3,626,475

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	27,667	537,293

Finance - Mortgage Loan/Banker — 0.3%
CBTX, Inc.	9,098	247,920
Federal Agricultural Mtg. Corp., Class C	4,569	312,657
Impac Mtg. Holdings, Inc.†#	4,992	14,577
LendingTree, Inc.†#	4,054	1,523,250
Mr. Cooper Group, Inc.†#	37,871	286,683
PennyMac Financial Services, Inc.	10,091	214,030

		2,599,117

Finance - Other Services — 0.2%
Deluxe Corp.	23,531	875,353
WageWorks, Inc.†	20,195	1,009,144

		1,884,497

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.6%
MBIA, Inc.†	45,054	$399,629
MGIC Investment Corp.†	180,723	2,448,796
NMI Holdings, Inc., Class A†	32,030	873,138
Radian Group, Inc.	110,000	2,469,500

		6,191,063

Firearms & Ammunition — 0.3%
American Outdoor Brands Corp.†	27,347	229,441
Axon Enterprise, Inc.†	29,260	1,953,983
Sturm Ruger & Co., Inc.	8,557	425,369

		2,608,793

Food - Baking — 0.1%
Hostess Brands, Inc.†	50,248	672,821

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	3,619	89,389

Food - Confectionery — 0.1%
Simply Good Foods Co.†	31,090	668,124
Tootsie Roll Industries, Inc.#	8,575	325,507

		993,631

Food - Dairy Products — 0.0%
Dean Foods Co.#	46,436	51,080

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,453	98,223

Food - Misc./Diversified — 0.4%
B&G Foods, Inc.#	33,457	734,381
Cal-Maine Foods, Inc.#	15,879	587,841
J&J Snack Foods Corp.	7,653	1,230,985
John B. Sanfilippo & Son, Inc.	4,371	335,037
Lancaster Colony Corp.	9,617	1,383,213

		4,271,457

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	7,179	214,006
Smart & Final Stores, Inc.†	11,733	76,382
Village Super Market, Inc., Class A	4,183	110,766
Weis Markets, Inc.	4,860	183,708

		584,862

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,071	705,809
Chefs’ Warehouse, Inc.†	11,066	350,460
Fresh Del Monte Produce, Inc.	15,491	387,585
Performance Food Group Co.†	51,856	2,040,534
SpartanNash Co.	18,129	209,209
United Natural Foods, Inc.†	26,122	265,138

		3,958,735

Footwear & Related Apparel — 0.3%
Crocs, Inc.†	33,700	651,084
Rocky Brands, Inc.	3,478	85,072
Steven Madden, Ltd.	44,346	1,341,910
Weyco Group, Inc.	3,106	77,712
Wolverine World Wide, Inc.	47,010	1,313,459

		3,469,237

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	8,960	163,251
Matthews International Corp., Class A	15,883	540,499

		703,750

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†#	9,452	121,931

Security Description	Shares	Value (Note 2)

Gambling (Non-Hotel) (continued)
Monarch Casino & Resort, Inc.†	5,756	$247,681
Red Rock Resorts, Inc., Class A	35,390	738,943

		1,108,555

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	8,053	731,051
New Jersey Resources Corp.	44,408	2,107,160
Northwest Natural Holding Co.	14,570	1,002,707
ONE Gas, Inc.	26,539	2,323,755
RGC Resources, Inc.	3,763	102,466
South Jersey Industries, Inc.#	47,145	1,487,425
Southwest Gas Holdings, Inc.	26,940	2,293,672
Spire, Inc.	25,088	2,090,332

		12,138,568

Gold Mining — 0.0%
Gold Resource Corp.	26,796	76,101

Golf — 0.1%
Acushnet Holdings Corp.	17,619	413,870
Callaway Golf Co.	47,837	703,204
Drive Shack, Inc.†	30,776	140,031

		1,257,105

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,539	188,475
US Ecology, Inc.	11,154	663,886

		852,361

Health Care Cost Containment — 0.2%
CorVel Corp.†	4,562	337,497
HealthEquity, Inc.†#	27,561	1,801,387

		2,138,884

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	25,952	1,779,269

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	12,175	258,353
Flexsteel Industries, Inc.	3,733	64,021
Hooker Furniture Corp.	5,890	158,029
Purple Innovation, Inc.†	2,219	14,557
Sleep Number Corp.†	16,616	578,403

		1,073,363

Hotels/Motels — 0.1%
BBX Capital Corp.	33,405	136,627
Bluegreen Vacations Corp.#	3,795	29,677
Marcus Corp.	10,189	356,207
Red Lion Hotels Corp.†	8,212	62,247
St. Joe Co.†#	17,751	282,773

		867,531

Housewares — 0.1%
Lifetime Brands, Inc.	5,992	46,738
Tupperware Brands Corp.	24,823	462,204

		508,942

Human Resources — 1.1%
AMN Healthcare Services, Inc.†	23,537	1,140,132
ASGN, Inc.†	25,832	1,310,457
Barrett Business Services, Inc.	3,616	260,424
BG Staffing, Inc.	4,274	72,744
Cross Country Healthcare, Inc.†	18,062	128,421
Heidrick & Struggles International, Inc.	9,506	288,602
Insperity, Inc.	19,512	2,222,417
Kforce, Inc.	11,733	407,722

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Korn Ferry	28,838	$1,242,341
Paylocity Holding Corp.†	14,750	1,478,245
Resources Connection, Inc.	15,171	232,875
TriNet Group, Inc.†	22,204	1,407,290
TrueBlue, Inc.†	20,500	435,420
Willdan Group, Inc.†#	4,935	153,577

		10,780,667

Identification Systems — 0.1%
Brady Corp., Class A	24,259	1,123,192
Digimarc Corp.†#	5,705	299,855

		1,423,047

Import/Export — 0.0%
Castle Brands, Inc.†#	46,932	23,231

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	17,730	254,071
Clearway Energy, Inc., Class C	37,449	561,735

		815,806

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†#	58,490	368,487
Turtle Beach Corp.†#	4,162	34,628

		403,115

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,221	112,928
Ichor Holdings, Ltd.†	11,166	235,603

		348,531

Instruments - Controls — 0.5%
Allied Motion Technologies, Inc.	3,557	115,496
Control4 Corp.†	13,503	319,481
Watts Water Technologies, Inc., Class A	14,144	1,151,180
Woodward, Inc.	27,285	2,971,882

		4,558,039

Instruments - Scientific — 0.0%
Fluidigm Corp.†	16,718	218,839

Insurance Brokers — 0.1%
Crawford & Co., Class B	5,610	46,675
eHealth, Inc.†	11,157	787,238
Goosehead Insurance, Inc., Class A#	4,967	181,941

		1,015,854

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	45,600	1,290,936
CNO Financial Group, Inc.	83,659	1,314,283
FBL Financial Group, Inc., Class A	5,034	309,893
FGL Holdings	74,604	593,102
Health Insurance Innovations, Inc., Class A†#	6,577	169,621
Independence Holding Co.	2,375	88,659
National Western Life Group, Inc., Class A	1,161	309,569
Primerica, Inc.	21,957	2,521,981
Tiptree, Inc.	13,508	81,723
Trupanion, Inc.†#	13,080	383,636

		7,063,403

Insurance - Multi-line — 0.4%
Citizens, Inc.†	25,185	161,436
Genworth Financial, Inc., Class A†	256,666	746,898
Horace Mann Educators Corp.	20,947	848,563
Kemper Corp.	26,843	2,227,701
United Fire Group, Inc.	10,708	502,633

		4,487,231

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	23,058	$350,482
AMERISAFE, Inc.	9,724	579,259
Donegal Group, Inc., Class A	4,770	68,927
Employers Holdings, Inc.	16,408	681,588
Enstar Group, Ltd.†	6,130	1,007,772
FedNat Holding Co.	5,850	79,092
Hallmark Financial Services, Inc.†	6,636	78,238
HCI Group, Inc.#	3,659	148,738
Heritage Insurance Holdings, Inc.	10,194	149,138
Investors Title Co.	701	108,241
James River Group Holdings, Ltd.	13,206	588,988
Kingstone Cos., Inc.	4,721	42,111
Kinsale Capital Group, Inc.	9,936	832,537
National General Holdings Corp.	32,903	747,556
NI Holdings, Inc.†	4,942	83,718
ProAssurance Corp.	27,027	1,014,053
Protective Insurance Corp., Class B	4,817	82,612
RLI Corp.	19,967	1,714,766
Safety Insurance Group, Inc.	7,466	680,377
Selective Insurance Group, Inc.	29,547	2,117,043
State Auto Financial Corp.	8,502	290,683
Stewart Information Services Corp.	11,911	489,899
United Insurance Holdings Corp.	10,460	141,001
Universal Insurance Holdings, Inc.	16,106	467,718

		12,544,537

Insurance - Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	16,501	1,163,156
EMC Insurance Group, Inc.	4,704	169,720
Essent Group, Ltd.†	48,894	2,295,573
Global Indemnity, Ltd.	4,277	127,027
Greenlight Capital Re, Ltd., Class A†#	14,630	148,495
Maiden Holdings, Ltd.	34,683	18,732
Third Point Reinsurance, Ltd.†	37,830	384,353

		4,307,056

Internet Application Software — 0.1%
Anaplan, Inc.†	9,157	398,421
Tucows, Inc., Class A†	4,842	286,888
VirnetX Holding Corp.†#	29,842	176,665

		861,974

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	20,884	394,708
Cogent Communications Holdings, Inc.	21,319	1,247,162
Internap Corp.†#	12,339	32,081

		1,673,951

Internet Content - Entertainment — 0.2%
Limelight Networks, Inc.†	56,408	173,737
Roku, Inc.†#	22,060	1,994,224

		2,167,961

Internet Content - Information/News — 0.2%
HealthStream, Inc.†	13,186	329,650
LiveXLive Media, Inc.†	14,989	56,658
TechTarget, Inc.†	10,452	197,543
Yelp, Inc.†	41,292	1,268,903

		1,852,754

Internet Security — 0.2%
Zix Corp.†	26,594	238,282
Zscaler, Inc.†#	30,945	2,123,756

		2,362,038

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Telephone — 0.1%
8x8, Inc.†#	47,849	$1,154,596

Investment Companies — 0.0%
BrightSphere Investment Group PLC	40,962	439,932
PDL Community Bancorp†	4,473	62,980

		502,912

Investment Management/Advisor Services — 0.9%
Altisource Portfolio Solutions SA†	5,011	100,872
Artisan Partners Asset Management, Inc., Class A	24,458	578,432
Ashford, Inc.†#	337	15,003
Associated Capital Group, Inc., Class A#	1,187	44,287
B. Riley Financial, Inc.	10,583	209,861
Blucora, Inc.†	24,225	750,248
Boston Private Financial Holdings, Inc.	42,415	434,754
Cohen & Steers, Inc.	11,356	581,654
Columbia Financial, Inc.†	25,286	386,117
Federated Investors, Inc., Class B	49,307	1,505,343
Focus Financial Partners, Inc. Class A†#	13,426	376,599
GAMCO Investors, Inc., Class A	2,422	41,295
Hamilton Lane, Inc., Class A	8,497	417,713
Pzena Investment Management, Inc., Class A	8,800	77,792
Silvercrest Asset Management Group, Inc., Class A	4,235	56,537
Stifel Financial Corp.	35,329	1,894,694
Virtus Investment Partners, Inc.#	3,420	347,438
Waddell & Reed Financial, Inc., Class A	38,120	615,638
Westwood Holdings Group, Inc.	4,165	121,910
WisdomTree Investments, Inc.#	59,529	357,769

		8,913,956

Lasers - System/Components — 0.1%
II-VI, Inc.†#	31,989	1,005,414

Leisure Products — 0.0%
Escalade, Inc.	5,423	60,358
Johnson Outdoors, Inc., Class A	2,481	183,122
Marine Products Corp.	3,827	52,966

		296,446

Linen Supply & Related Items — 0.1%
UniFirst Corp.	7,767	1,233,244

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	41,474	1,275,326
Milacron Holdings Corp.†	35,300	405,244

		1,680,570

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	11,515	338,886
Hyster-Yale Materials Handling, Inc.	5,277	232,083

		570,969

Machinery - Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†#	16,312	7,014
Franklin Electric Co., Inc.	23,611	1,034,870

		1,041,884

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,904	465,537
Lindsay Corp.#	5,462	433,573

		899,110

Machinery - General Industrial — 0.6%
Albany International Corp., Class A	14,618	1,024,283
Altra Industrial Motion Corp.	30,558	958,604
Applied Industrial Technologies, Inc.	19,426	1,055,414
Chart Industries, Inc.†	15,682	1,201,712

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
DXP Enterprises, Inc.†	8,196	$264,075
Gencor Industries, Inc.†	4,479	49,627
Kadant, Inc.	5,567	451,929
Manitowoc Co, Inc.†#	17,984	245,482
Tennant Co.	9,088	523,560
Twin Disc, Inc.†	4,880	70,370

		5,845,056

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,366	412,131

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†#	8,610	20,061

Machinery - Pumps — 0.3%
Cactus, Inc., Class A†	19,339	629,485
CSW Industrials, Inc.	7,582	484,717
Gorman-Rupp Co.	8,982	266,496
Mueller Water Products, Inc., Class A	78,746	727,613
NN, Inc.#	21,436	166,129
SPX FLOW, Inc.†	21,459	766,086

		3,040,526

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	8,405	115,737

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	18,904	453,507

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	88,709	863,139
Castlight Health, Inc., Class B†	39,973	130,712
Computer Programs & Systems, Inc.	5,863	151,324
Inovalon Holdings, Inc., Class A†#	35,064	483,532
Medidata Solutions, Inc.†	29,390	2,678,898
NantHealth, Inc.†#	10,405	5,610
NextGen Healthcare, Inc.†	27,463	528,663
Tabula Rasa HealthCare, Inc.†#	9,010	406,982

		5,248,860

Medical Instruments — 0.4%
AngioDynamics, Inc.†	18,546	348,479
Endologix, Inc.†#	5,211	36,686
LivaNova PLC†	24,788	1,782,257
Natus Medical, Inc.†	16,641	414,361
NuVasive, Inc.†	26,173	1,516,987
TransEnterix, Inc.†#	84,105	112,701

		4,211,471

Medical Labs & Testing Services — 0.6%
Cellular Biomedicine Group, Inc.†#	5,906	94,260
Invitae Corp.†	36,083	629,648
Medpace Holdings, Inc.†	11,061	597,073
Miragen Therapeutics, Inc.†#	13,229	31,353
Natera, Inc.†	16,995	389,185
Neuronetics, Inc.†#	6,490	74,765
R1 RCM, Inc.†	52,392	615,082
SI-BONE, Inc.†	4,299	72,180
Syneos Health, Inc.†	31,566	1,301,466
Teladoc Health, Inc.†#	34,110	1,982,473
Vapotherm, Inc.†#	2,363	39,746

		5,827,231

Medical Laser Systems — 0.0%
Cutera, Inc.†	6,915	116,518

Medical Products — 2.0%
Accuray, Inc.†	43,677	162,042

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
AtriCure, Inc.†	18,764	$549,785
Atrion Corp.	725	640,327
Avanos Medical, Inc.†	23,863	899,158
AxoGen, Inc.†	17,258	361,210
Axonics Modulation Technologies, Inc.†#	3,527	115,897
Cardiovascular Systems, Inc.†	17,242	671,576
Cerus Corp.†	68,496	321,246
CryoLife, Inc.†	18,103	520,461
CytoSorbents Corp.†#	15,137	95,514
FONAR Corp.†	3,168	60,826
Glaukos Corp.†	17,343	1,118,277
Globus Medical, Inc., Class A†	37,831	1,486,758
Haemonetics Corp.†	26,100	2,531,439
Inogen, Inc.†	9,104	586,935
Inspire Medical Systems, Inc.†	7,524	424,880
Integer Holdings Corp.†	15,839	1,110,314
Intersect ENT, Inc.†	15,236	359,265
Invacare Corp.#	16,769	99,440
iRadimed Corp.†#	1,829	38,171
iRhythm Technologies, Inc.†#	12,273	840,210
LeMaitre Vascular, Inc.	8,129	209,810
Luminex Corp.	21,105	445,316
NanoString Technologies, Inc.†	13,249	376,802
Nevro Corp.†	14,816	875,774
Novocure, Ltd.†	37,456	1,989,663
Nuvectra Corp.†	8,808	33,382
Orthofix Medical, Inc.†	8,900	439,037
OrthoPediatrics Corp.†	4,011	155,827
Pulse Biosciences, Inc.†#	5,408	64,517
Rockwell Medical, Inc.†#	24,181	111,233
RTI Surgical Holdings, Inc.†	28,415	120,195
SeaSpine Holdings Corp.†	7,538	102,743
Sientra, Inc.†#	11,986	69,759
Surmodics, Inc.†	6,711	272,198
T2 Biosystems, Inc.†#	15,808	30,826
Tactile Systems Technology, Inc.†#	8,947	429,724
Wright Medical Group NV†	63,288	1,944,207

		20,664,744

Medical - Biomedical/Gene — 4.8%
Abeona Therapeutics, Inc.†#	15,909	86,545
ACADIA Pharmaceuticals, Inc.†#	57,637	1,382,712
Acceleron Pharma, Inc.†#	22,174	884,521
Achillion Pharmaceuticals, Inc.†	69,204	192,387
Acorda Therapeutics, Inc.†	22,417	208,254
ADMA Biologics, Inc.†#	9,845	40,857
Aduro Biotech, Inc.†	32,650	106,113
Adverum Biotechnologies, Inc.†	27,708	278,465
Agenus, Inc.†#	46,951	119,725
AgeX Therapeutics, Inc.†#	4,924	13,836
Albireo Pharma, Inc.†	4,635	152,491
Alder Biopharmaceuticals, Inc.†#	29,652	320,835
Aldeyra Therapeutics, Inc.†#	10,753	74,948
Allakos, Inc.†#	7,230	283,416
Allena Pharmaceuticals, Inc.†	5,901	23,545
Allogene Therapeutics, Inc.†#	11,211	294,065
AMAG Pharmaceuticals, Inc.†#	17,468	166,470
Amicus Therapeutics, Inc.†	96,343	1,085,786
AnaptysBio, Inc.†#	10,750	782,707
ANI Pharmaceuticals, Inc.†	4,066	283,238
Apellis Pharmaceuticals, Inc.†	18,381	369,274
Aptinyx, Inc.†#	7,034	21,805
Aratana Therapeutics, Inc.†	23,591	109,226
Arbutus Biopharma Corp.†	17,971	32,707
Arcus Biosciences, Inc.†#	15,973	135,451

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Ardelyx, Inc.†	22,249	$60,740
Arena Pharmaceuticals, Inc.†	25,265	1,339,298
ArQule, Inc.†#	55,188	396,802
Arrowhead Pharmaceuticals, Inc.†#	47,654	1,129,876
Assembly Biosciences, Inc.†	10,698	150,200
Atara Biotherapeutics, Inc.†#	21,349	474,161
Athersys, Inc.†#	59,298	98,435
Audentes Therapeutics, Inc.†	18,933	664,927
AVEO Pharmaceuticals, Inc.†#	54,549	46,705
Avid Bioservices, Inc.†	25,792	100,331
Avrobio, Inc.†#	6,473	91,658
BioCryst Pharmaceuticals, Inc.†	55,534	194,369
Biohaven Pharmaceutical Holding Co., Ltd.†	15,900	897,714
BioTime, Inc.†#	57,445	56,871
Blueprint Medicines Corp.†	22,990	1,747,240
Calithera Biosciences, Inc.†	16,817	88,457
Cambrex Corp.†	17,056	678,829
Cara Therapeutics, Inc.†#	16,580	340,885
CASI Pharmaceuticals, Inc.†#	25,398	80,512
ChemoCentryx, Inc.†	11,434	128,976
ChromaDex Corp.†#	19,587	77,956
Clearside Biomedical, Inc.†#	14,230	15,511
Cohbar, Inc.†#	12,068	20,757
Constellation Pharmaceuticals, Inc.†#	8,062	69,494
Crinetics Pharmaceuticals, Inc.†#	4,372	114,896
CTI Biopharma Corp.†#	25,998	21,321
Cue Biopharma, Inc.†#	9,250	76,405
Cymabay Therapeutics, Inc.†	30,333	366,423
CytomX Therapeutics, Inc.†	22,653	218,828
Deciphera Pharmaceuticals, Inc.†#	4,474	102,097
Denali Therapeutics, Inc.†#	23,192	442,271
Dicerna Pharmaceuticals, Inc.†	27,374	338,890
Dynavax Technologies Corp.†#	31,731	152,943
Editas Medicine, Inc.†#	23,528	483,500
Eidos Therapeutics, Inc.†#	8,270	258,107
ElectroCore, Inc.†#	6,193	10,590
Emergent BioSolutions, Inc.†	23,153	924,268
Enzo Biochem, Inc.†	22,414	72,173
Epizyme, Inc.†	30,322	416,624
Equillium, Inc.†#	2,655	17,125
Esperion Therapeutics, Inc.†#	11,645	554,302
Evelo Biosciences, Inc.†#	7,016	52,480
Evolus, Inc.†	4,738	64,437
Fate Therapeutics, Inc.†	30,871	595,193
FibroGen, Inc.†	38,710	1,402,850
Five Prime Therapeutics, Inc.†#	17,069	143,380
Forty Seven, Inc.†#	7,126	80,595
Geron Corp.†#	87,249	126,511
GlycoMimetics, Inc.†	17,336	205,258
Gossamer Bio, Inc.†	5,651	103,470
GTx, Inc.†#	2,579	3,043
Guardant Health, Inc.†#	7,384	567,682
Halozyme Therapeutics, Inc.†	63,506	936,713
Harvard Bioscience, Inc.†	18,534	42,072
Helius Medical Technologies, Inc.†#	9,093	23,733
Homology Medicines, Inc.†	8,743	176,958
Idera Pharmaceuticals, Inc.†#	9,714	24,674
Immunic, Inc.†	387	3,638
ImmunoGen, Inc.†#	73,061	131,510
Immunomedics, Inc.†#	76,332	997,659
Innovate Biopharmaceuticals, Inc.†#	10,482	13,417
Innoviva, Inc.†	35,086	479,626
Inovio Pharmaceuticals, Inc.†#	44,236	105,724
Insmed, Inc.†#	38,975	943,585
Intercept Pharmaceuticals, Inc.†#	11,148	923,277

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Intrexon Corp.†#	37,474	$181,374
Iovance Biotherapeutics, Inc.†#	53,885	881,020
Karyopharm Therapeutics, Inc.†#	25,002	141,011
Kezar Life Sciences, Inc.†#	6,408	60,684
Kindred Biosciences, Inc.†#	18,053	143,341
Kiniksa Pharmaceuticals, Ltd., Class A†#	6,033	92,003
Lexicon Pharmaceuticals, Inc.†#	21,992	118,317
Ligand Pharmaceuticals, Inc.†#	10,648	1,143,382
Liquidia Technologies, Inc.†	3,622	35,966
LogicBio Therapeutics, Inc.†#	3,988	60,498
MacroGenics, Inc.†	19,951	365,901
Magenta Therapeutics, Inc.†	7,334	107,516
Medicines Co.†#	35,037	1,249,069
MeiraGTx Holdings PLC†	6,118	134,657
Menlo Therapeutics, Inc.†	4,952	33,327
Mersana Therapeutics, Inc.†	6,409	27,751
Molecular Templates, Inc.†	6,201	49,980
Mustang Bio, Inc.†	8,216	28,181
Myriad Genetics, Inc.†	34,998	866,900
NantKwest, Inc.†#	14,353	14,784
NeoGenomics, Inc.†	41,764	906,696
Neon Therapeutics, Inc.†#	7,440	36,307
NewLink Genetics Corp.†#	14,815	26,074
Novavax, Inc.†#	9,700	55,096
Nymox Pharmaceutical Corp.†#	16,480	26,203
Omeros Corp.†#	23,668	420,817
Organovo Holdings, Inc.†#	61,153	33,818
Osmotica Pharmaceuticals PLC†#	4,964	11,914
Ovid therapeutics, Inc.†#	6,705	10,728
Pacific Biosciences of California, Inc.†	70,347	471,325
Palatin Technologies, Inc.†#	103,148	138,218
PDL BioPharma, Inc.†	72,962	205,753
Pfenex, Inc.†	14,484	94,291
Pieris Pharmaceuticals, Inc.†	26,426	109,404
PolarityTE, Inc.†#	5,171	32,422
Prothena Corp. PLC†	20,449	190,585
PTC Therapeutics, Inc.†	26,181	1,049,858
Puma Biotechnology, Inc.†	14,820	219,188
Radius Health, Inc.†	20,595	428,170
REGENXBIO, Inc.†	16,327	702,388
Replimune Group, Inc.†#	5,972	80,741
resTORbio, Inc.†	3,915	28,227
Retrophin, Inc.†	21,010	389,315
Rigel Pharmaceuticals, Inc.†	85,448	182,004
Rocket Pharmaceuticals, Inc.†	12,077	197,217
Rubius Therapeutics, Inc.†#	17,347	250,838
Sangamo Therapeutics, Inc.†#	51,616	451,640
Savara, Inc.†	14,585	158,101
Scholar Rock Holding Corp.†#	7,582	139,054
Selecta Biosciences, Inc.†#	17,410	34,646
Sienna Biopharmaceuticals, Inc.†#	8,001	9,361
Solid Biosciences, Inc.†#	6,203	34,303
Sorrento Therapeutics, Inc.†#	58,284	163,778
Spark Therapeutics, Inc.†#	16,008	1,744,872
Stemline Therapeutics, Inc.†#	19,462	255,536
Surface Oncology, Inc.†#	5,753	20,998
Syndax Pharmaceuticals, Inc.†	7,584	55,363
Synlogic, Inc.†	7,840	58,408
Synthorx, Inc.†#	3,722	53,411
Theravance Biopharma, Inc.†#	22,031	366,155
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Tocagen, Inc.†	10,457	53,226
Translate Bio, Inc.†#	15,033	157,546
Twist Bioscience Corp.†	2,697	69,610
Tyme Technologies, Inc.†	52,917	61,913

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Ultragenyx Pharmaceutical, Inc.†#	26,757	$1,469,762
UNITY Biotechnology, Inc.†#	12,667	103,363
Veracyte, Inc.†	14,400	326,304
Verastem, Inc.†#	34,971	46,162
Vericel Corp.†	22,186	347,211
Viking Therapeutics, Inc.†#	31,093	239,105
WaVe Life Sciences, Ltd.†#	10,286	235,858
X4 Pharmaceuticals, Inc.†	440	6,763
XOMA Corp.†#	3,239	60,634
Y-mAbs Therapeutics, Inc.†	3,545	72,212
Zeneca, Inc. CVR†(1)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	66,964	286,606
Zomedica Pharmaceuticals Corp.†#	22,451	6,632

		48,242,552

Medical - Drugs — 2.4%
Aclaris Therapeutics, Inc.†#	18,018	84,324
Adamas Pharmaceuticals, Inc.†#	11,326	53,232
Aeglea BioTherapeutics, Inc.†	9,716	60,628
Aerie Pharmaceuticals, Inc.†	18,105	659,384
Aimmune Therapeutics, Inc.†#	22,280	436,020
Akcea Therapeutics, Inc.†#	6,768	142,399
Akorn, Inc.†	47,525	195,803
Alector, Inc.†#	2,827	47,805
Amphastar Pharmaceuticals, Inc.†	17,895	344,479
Ampio Pharmaceuticals, Inc.†#	49,824	25,908
Aquestive Therapeutics, Inc.†#	5,756	21,412
Array BioPharma, Inc.†	107,506	2,840,309
Athenex, Inc.†#	22,373	323,290
Bellicum Pharmaceuticals, Inc.†	20,498	42,226
BioSpecifics Technologies Corp.†	2,928	173,191
Catalyst Biosciences, Inc.†	6,048	47,537
Catalyst Pharmaceuticals, Inc.†#	49,092	171,822
Chimerix, Inc.†	23,826	81,008
Clovis Oncology, Inc.†#	24,232	358,149
Coherus Biosciences, Inc.†#	26,420	499,338
Collegium Pharmaceutical, Inc.†	14,935	171,902
Concert Pharmaceuticals, Inc.†	10,836	110,419
Corbus Pharmaceuticals Holdings, Inc.†#	27,829	195,081
Corcept Therapeutics, Inc.†#	49,715	486,213
Corium International, Inc.†#(1)	14,912	2,684
Corvus Pharmaceuticals, Inc.†#	7,058	26,609
Cyclerion Therapeutics, Inc.†	7,160	99,882
Cytokinetics, Inc.†	23,401	242,668
Dova Pharmaceuticals, Inc.†#	5,995	52,876
Durect Corp.†	79,775	43,573
Eagle Pharmaceuticals, Inc.†#	5,378	273,256
Eloxx Pharmaceuticals, Inc.†#	11,415	102,621
Enanta Pharmaceuticals, Inc.†	8,526	771,347
Fortress Biotech, Inc.†#	18,568	32,123
Global Blood Therapeutics, Inc.†#	27,248	1,656,133
Gritstone Oncology, Inc.†#	3,522	32,790
Harpoon Therapeutics, Inc.†#	1,306	15,711
Horizon Therapeutics PLC†	91,724	2,185,783
Insys Therapeutics, Inc.†#	13,681	10,363
Intellia Therapeutics, Inc.†#	16,909	234,697
Intra-Cellular Therapies, Inc.†	22,796	296,120
Ironwood Pharmaceuticals, Inc.†#	71,599	782,577
Jounce Therapeutics, Inc.†	8,024	35,707
Kadmon Holdings, Inc.†#	50,747	112,658
Kala Pharmaceuticals, Inc.†#	8,152	45,081
Kura Oncology, Inc.†#	14,400	230,256
Lannett Co., Inc.†	15,142	79,647
Madrigal Pharmaceuticals, Inc.†#	3,530	326,172
Mallinckrodt PLC†#	41,897	364,085

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Marinus Pharmaceuticals, Inc.†#	24,018	$103,518
MediciNova, Inc.†#	20,287	201,247
Melinta Therapeutics, Inc.†#	3,535	7,530
Minerva Neurosciences, Inc.†	15,579	81,167
MyoKardia, Inc.†#	17,315	806,533
Neos Therapeutics, Inc.†#	24,143	34,524
Ocular Therapeutix, Inc.†#	18,097	52,481
Odonate Therapeutics, Inc.†#	3,452	74,183
Optinose, Inc.†#	9,768	74,139
Pacira BioSciences, Inc.†	20,308	883,601
Paratek Pharmaceuticals, Inc.†#	16,378	59,452
Phibro Animal Health Corp., Class A	10,362	306,508
Prestige Consumer Healthcare, Inc.†#	26,483	768,801
Principia Biopharma, Inc.†	2,907	85,059
Progenics Pharmaceuticals, Inc.†#	42,936	179,902
Ra Pharmaceuticals, Inc.†	9,571	207,021
Reata Pharmaceuticals, Inc., Class A†#	9,619	820,212
Rhythm Pharmaceuticals, Inc.†	7,748	195,172
scPharmaceuticals, Inc.†#	3,462	11,771
Seres Therapeutics, Inc.†#	10,480	35,737
SIGA Technologies, Inc.†#	26,848	143,368
Spectrum Pharmaceuticals, Inc.†	51,319	377,708
Spero Therapeutics, Inc.†	4,057	45,682
Spring Bank Pharmaceuticals, Inc.†#	7,051	39,556
Supernus Pharmaceuticals, Inc.†	24,923	748,438
Sutro Biopharma, Inc.†#	3,253	37,247
Syros Pharmaceuticals, Inc.†	12,875	75,962
Tetraphase Pharmaceuticals, Inc.†	27,268	22,063
TG Therapeutics, Inc.†#	31,965	200,421
TherapeuticsMD, Inc.†#	93,957	287,508
Tricida, Inc.†#	9,111	334,738
Vanda Pharmaceuticals, Inc.†	26,134	383,647
Verrica Pharmaceuticals, Inc.†#	5,476	39,044
Voyager Therapeutics, Inc.†#	10,918	238,122
Xeris Pharmaceuticals, Inc.†#	10,422	114,329
Zogenix, Inc.†#	21,361	805,096

		24,508,785

Medical - Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	44,241	333,577
Arvinas, Inc.†	3,956	82,759
Endo International PLC†	114,047	564,533
Kodiak Sciences, Inc.†#	4,829	47,711
Momenta Pharmaceuticals, Inc.†	49,564	576,429
Teligent, Inc.†#	20,934	13,609
Unum Therapeutics, Inc.†	9,809	30,604

		1,649,222

Medical - HMO — 0.2%
Magellan Health, Inc.†	12,340	814,810
Tivity Health, Inc.†#	24,165	442,219
Triple-S Management Corp., Class B†	11,067	271,142

		1,528,171

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	43,606	115,992
Quorum Health Corp.†#	15,214	26,777
Select Medical Holdings Corp.†	55,190	775,419
Surgery Partners, Inc.†	9,474	81,192
Tenet Healthcare Corp.†	42,606	850,416

		1,849,796

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	25,341	1,349,662
Genesis Healthcare, Inc.†#	29,063	32,841

Security Description	Shares	Value (Note 2)

Medical - Nursing Homes (continued)
National HealthCare Corp.	6,175	$479,612

		1,862,115

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	4,938	337,660
Amedisys, Inc.†	13,610	1,528,539
LHC Group, Inc.†	15,006	1,699,880
Providence Service Corp.†	5,675	367,059

		3,933,138

Medical - Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†#	28,892	133,481
Owens & Minor, Inc.	31,089	83,629

		217,110

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	13,178	554,530
CIRCOR International, Inc.†	8,274	349,659
Global Brass & Copper Holdings, Inc.	11,073	483,115
Lawson Products, Inc.†	3,401	124,749
LB Foster Co., Class A†	5,072	122,590
Mueller Industries, Inc.	28,859	777,750
RBC Bearings, Inc.†	12,164	1,730,937
Rexnord Corp.†	53,219	1,400,192
Sun Hydraulics Corp.	14,722	614,644

		6,158,166

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	4,688	58,038
Ryerson Holding Corp.†	8,104	62,563
Worthington Industries, Inc.	20,774	709,224

		829,825

Metal Products - Fasteners — 0.1%
Eastern Co.	2,776	67,512
TriMas Corp.†	23,332	668,462

		735,974

Metal - Aluminum — 0.1%
Century Aluminum Co.†#	25,424	142,120
Kaiser Aluminum Corp.	8,205	731,230

		873,350

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.#	148,975	1,296,083

Miscellaneous Manufacturing — 0.3%
FreightCar America, Inc.†#	6,078	36,650
Hillenbrand, Inc.	31,960	1,189,871
John Bean Technologies Corp.	15,938	1,634,442

		2,860,963

Motion Pictures & Services — 0.1%
Eros International PLC†#	17,476	135,089
IMAX Corp.†	27,301	594,070

		729,159

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,436	246,867

Multimedia — 0.1%
E.W. Scripps Co., Class A	22,879	348,218
Entravision Communications Corp., Class A	32,781	96,376
Liberty Media Corp. - Liberty Braves, Series A†	5,061	134,319

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia (continued)
Liberty Media Corp. - Liberty Braves, Series C†	18,144	$482,812
Media General, Inc. CVR†#(1)	61,443	0

		1,061,725

Networking Products — 0.1%
A10 Networks, Inc.†	26,534	161,592
Calix, Inc.†	22,764	137,722
Extreme Networks, Inc.†	58,857	331,365
Infinera Corp.†	76,778	238,780
NeoPhotonics Corp.†	18,182	70,728
NETGEAR, Inc.†	15,904	400,781

		1,340,968

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	4,613	75,007

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†#	43,343	117,893
Uranium Energy Corp.†#	88,661	119,692

		237,585

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	36,891	1,185,677
Casella Waste Systems, Inc., Class A†	22,144	857,415
Charah Solutions, Inc.†#	4,350	20,271
Covanta Holding Corp.	59,851	1,009,088

		3,072,451

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	95,786	349,619

Office Furnishings - Original — 0.4%
CompX International, Inc.	840	12,885
Herman Miller, Inc.	29,908	1,061,435
HNI Corp.	22,099	732,803
Interface, Inc.	30,066	435,055
Kimball International, Inc., Class B	18,217	281,270
Knoll, Inc.	24,648	484,087
Steelcase, Inc., Class A	43,666	700,403

		3,707,938

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	51,805	380,767

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†#	32,990	259,632
Noble Corp. PLC†#	125,579	243,623
Quintana Energy Services, Inc.†	3,168	8,395

		511,650

Oil Companies - Exploration & Production — 1.0%
Abraxas Petroleum Corp.†	80,912	77,279
Alta Mesa Resources, Inc., Class A†#	50,718	7,349
Approach Resources, Inc.†#	22,926	4,902
Berry Petroleum Corp.#	28,206	303,214
Bonanza Creek Energy, Inc.†	9,593	187,351
California Resources Corp.†#	23,002	372,632
Callon Petroleum Co.†#	116,249	726,556
Carrizo Oil & Gas, Inc.†#	44,503	453,041
Denbury Resources, Inc.†#	234,002	336,963
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	9,811	53,666
Evolution Petroleum Corp.	12,964	79,210
Goodrich Petroleum Corp.†	4,513	52,215
Gulfport Energy Corp.†	88,927	486,431
Halcon Resources Corp.†#	67,929	14,523
HighPoint Resources Corp.†	55,354	103,512

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Isramco, Inc.†	377	$44,757
Jagged Peak Energy, Inc.†#	32,680	271,244
Laredo Petroleum, Inc.†	79,182	209,040
Lilis Energy, Inc.†#	22,638	16,526
Mammoth Energy Services, Inc.#	6,365	66,833
Matador Resources Co.†#	53,649	881,990
Midstates Petroleum Co., Inc.†	7,629	51,038
Montage Resources Corp.†	2,986	23,321
Northern Oil and Gas, Inc.†#	98,985	196,980
Oasis Petroleum, Inc.†	137,187	713,372
Panhandle Oil and Gas, Inc., Class A	8,023	106,305
PDC Energy, Inc.†	33,739	1,029,714
Penn Virginia Corp.†#	6,318	192,699
Ring Energy, Inc.†	29,139	103,152
Rosehill Resources, Inc.†#	1,243	3,841
SandRidge Energy, Inc.†	15,603	107,505
SilverBow Resources, Inc.†	3,607	51,472
Southwestern Energy Co.†#	300,181	1,077,650
SRC Energy, Inc.†#	123,157	583,764
Talos Energy, Inc.†	10,256	239,375
Tellurian, Inc.†#	43,337	333,262
Ultra Petroleum Corp.†#	81,042	29,945
Unit Corp.†	26,642	256,296
W&T Offshore, Inc.†	47,332	198,794
Zion Oil & Gas, Inc.†#	27,741	12,478

		10,060,197

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	18,179	749,884
Exterran Corp.†	16,493	227,603
Flotek Industries, Inc.†	28,009	85,147
Forum Energy Technologies, Inc.†	41,244	157,552
Natural Gas Services Group, Inc.†	6,352	96,741
Smart Sand, Inc.†	11,325	37,712
Thermon Group Holdings, Inc.†	16,494	362,538
US Silica Holdings, Inc.#	39,867	413,820

		2,130,997

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,101	37,489
CVR Energy, Inc.	9,297	394,844
Delek US Holdings, Inc.	41,491	1,270,039
Murphy USA, Inc.†	15,315	1,229,182
Par Pacific Holdings, Inc.†	16,214	317,794
Trecora Resources†	10,552	100,033

		3,349,381

Oil - Field Services — 0.8%
Archrock, Inc.	64,737	574,217
Basic Energy Services, Inc.†	9,765	18,651
C&J Energy Services, Inc.†	32,321	382,681
CARBO Ceramics, Inc.†#	10,488	15,103
DMC Global, Inc.	7,267	491,540
Era Group, Inc.†	10,272	75,499
Frank’s International NV†#	37,265	212,038
FTS International, Inc.†	16,561	101,850
Helix Energy Solutions Group, Inc.†	71,629	484,212
Independence Contract Drilling, Inc.†	24,807	49,366
ION Geophysical Corp.†#	5,411	36,741
Keane Group, Inc.†	26,036	191,104
Key Energy Services, Inc.†#	5,202	8,843
KLX Energy Services Holdings, Inc.†	10,238	201,689
Liberty Oilfield Services, Inc., Class A#	22,545	287,449
Matrix Service Co.†	13,474	243,879
McDermott International, Inc.†#	91,336	551,669

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services (continued)
MRC Global, Inc.†	42,783	$633,188
NCS Multistage Holdings, Inc.†	4,977	13,289
Newpark Resources, Inc.†	45,377	317,185
Nine Energy Service, Inc.†	7,560	127,764
NOW, Inc.†	54,918	715,582
Nuverra Environmental Solutions, Inc.†	866	3,343
Oceaneering International, Inc.†	50,333	825,461
Oil States International, Inc.†	30,350	505,024
Pioneer Energy Services Corp.†	38,828	12,231
Profire Energy, Inc.†	12,173	18,259
ProPetro Holding Corp.†	36,086	700,790
Select Energy Services, Inc., Class A†	23,367	250,027
Solaris Oilfield Infrastructure, Inc., Class A#	13,644	194,154
Superior Energy Services, Inc.†	78,077	126,485
TETRA Technologies, Inc.†	61,970	95,434

		8,464,747

Optical Supplies — 0.1%
STAAR Surgical Co.†	22,374	518,406

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	8,224	132,489
Neenah, Inc.	8,489	485,231
P.H. Glatfelter Co.	22,119	322,495
Schweitzer-Mauduit International, Inc.	15,639	489,344
Verso Corp., Class A†	17,550	302,211

		1,731,770

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	83,441	1,577,035

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	17,867	564,955

Pharmacy Services — 0.0%
BioScrip, Inc.†	64,404	133,316

Physical Therapy/Rehabilitation Centers — 0.1%
AAC Holdings, Inc.†#	6,701	6,031
U.S. Physical Therapy, Inc.	6,346	708,912

		714,943

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†#	1,729	30,845

Pipelines — 0.1%
NextDecade Corp.†#	3,983	21,628
SemGroup Corp., Class A	40,277	507,893

		529,521

Pollution Control — 0.0%
CECO Environmental Corp.†	15,439	136,635

Poultry — 0.1%
Sanderson Farms, Inc.#	10,084	1,378,584

Power Converter/Supply Equipment — 0.2%
Energous Corp.†#	12,152	50,066
Generac Holdings, Inc.†	30,877	1,702,866
Powell Industries, Inc.	4,501	154,924
SunPower Corp.†#	31,358	233,931
Vicor Corp.†	8,889	269,426

		2,411,213

Precious Metals — 0.1%
Coeur Mining, Inc.†#	96,390	273,747
Hecla Mining Co.#	233,286	305,605

		579,352

Security Description	Shares	Value (Note 2)

Printing - Commercial — 0.2%
Cimpress NV†#	11,212	$981,050
Ennis, Inc.	13,046	241,612
LSC Communications, Inc.	16,687	80,932
Quad/Graphics, Inc.#	15,906	133,133
RR Donnelley & Sons Co.	35,954	79,818

		1,516,545

Private Equity — 0.2%
Kennedy-Wilson Holdings, Inc.	63,788	1,310,843
NexPoint Residential Trust, Inc.	9,584	384,127

		1,694,970

Protection/Safety — 0.0%
ShotSpotter, Inc.†#	3,733	171,718

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	52,676	297,093
Scholastic Corp.	14,491	479,507
Tribune Publishing Co†.	8,771	86,131

		862,731

Publishing - Newspapers — 0.3%
Gannett Co., Inc.	57,670	453,286
New York Times Co., Class A	66,882	2,128,185

		2,581,471

Publishing - Periodicals — 0.1%
Meredith Corp.	20,077	1,039,386
Value Line, Inc.	551	13,439

		1,052,825

Quarrying — 0.1%
Compass Minerals International, Inc.#	17,350	885,024

Racetracks — 0.3%
Churchill Downs, Inc.	17,986	1,773,060
Empire Resorts, Inc.†	1,888	23,053
International Speedway Corp., Class A	11,954	535,061
Penn National Gaming, Inc.†	55,957	1,054,789
Speedway Motorsports, Inc.	5,829	105,855

		3,491,818

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	4,053	12,848
Entercom Communications Corp., Class A#	65,174	377,358
Saga Communications, Inc., Class A	1,942	56,512

		446,718

Real Estate Investment Trusts — 8.1%
Acadia Realty Trust	41,013	1,121,706
AG Mtg. Investment Trust, Inc.	14,579	224,808
Agree Realty Corp.	17,062	1,142,301
Alexander & Baldwin, Inc.	34,767	802,075
Alexander’s, Inc.	1,084	398,912
American Assets Trust, Inc.	19,596	889,462
Americold Realty Trust#	80,381	2,515,925
Anworth Mtg. Asset Corp.	49,573	187,882
Apollo Commercial Real Estate Finance, Inc.	69,866	1,284,137
Arbor Realty Trust, Inc.#	37,248	458,523
Ares Commercial Real Estate Corp.	13,639	200,221
Arlington Asset Investment Corp., Class A#	15,151	101,360
Armada Hoffler Properties, Inc.	25,131	414,662
ARMOUR Residential REIT, Inc.	26,026	452,852
Ashford Hospitality Trust, Inc.	44,308	197,614
Blackstone Mtg. Trust, Inc., Class A#	58,187	2,051,674
Bluerock Residential Growth REIT, Inc.	12,164	139,156
Braemar Hotels & Resorts, Inc.	14,891	155,462

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BRT Apartments Corp.	4,962	$62,620
Capstead Mtg. Corp.	43,212	341,807
CareTrust REIT, Inc.	42,381	1,030,282
CatchMark Timber Trust, Inc., Class A	25,001	235,259
CBL & Associates Properties, Inc.#	86,208	70,199
Cedar Realty Trust, Inc.	45,030	127,435
Chatham Lodging Trust	23,355	444,679
Cherry Hill Mtg. Investment Corp.	8,250	134,475
Chesapeake Lodging Trust	30,200	868,854
City Office REIT, Inc.	19,768	233,065
Clipper Realty, Inc.	7,565	96,605
Colony Credit Real Estate, Inc.	42,751	650,243
Community Healthcare Trust, Inc.	9,042	353,814
CoreCivic, Inc.	60,470	1,324,293
CorEnergy Infrastructure Trust, Inc.#	6,054	233,624
CorePoint Lodging, Inc.	21,062	255,271
Cousins Properties, Inc.	214,096	1,937,569
DiamondRock Hospitality Co.	105,548	1,045,981
Dynex Capital, Inc.#	34,966	192,313
Easterly Government Properties, Inc.	30,818	567,359
EastGroup Properties, Inc.	17,910	1,988,010
Essential Properties Realty Trust, Inc.	18,120	385,231
Exantas Capital Corp.	15,454	168,449
Farmland Partners, Inc.#	15,332	94,905
First Industrial Realty Trust, Inc.	63,417	2,201,204
Four Corners Property Trust, Inc.	34,488	991,875
Franklin Street Properties Corp.	53,077	384,278
Front Yard Residential Corp.	25,107	287,224
GEO Group, Inc.	61,185	1,341,787
Getty Realty Corp.	16,674	516,227
Gladstone Commercial Corp.	14,596	307,538
Gladstone Land Corp.#	7,363	91,301
Global Medical REIT, Inc.	11,496	122,547
Global Net Lease, Inc.	38,991	717,824
Granite Point Mtg. Trust, Inc.	25,721	478,153
Great Ajax Corp.#	8,180	103,886
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,290	784,814
Healthcare Realty Trust, Inc.	63,129	2,035,279
Hersha Hospitality Trust	18,126	309,048
Independence Realty Trust, Inc.	45,402	498,514
Industrial Logistics Properties Trust	32,900	620,494
Innovative Industrial Properties, Inc.#	4,710	395,781
Invesco Mtg. Capital, Inc.	65,425	1,006,891
Investors Real Estate Trust	6,105	353,418
iStar, Inc.#	33,130	364,761
Jernigan Capital, Inc.	9,632	203,428
Kite Realty Group Trust	42,126	640,315
KKR Real Estate Finance Trust, Inc.	10,936	216,314
Ladder Capital Corp.	46,976	746,918
Lexington Realty Trust	107,994	990,305
LTC Properties, Inc.	20,028	896,253
Mack-Cali Realty Corp.	46,065	1,046,597
Monmouth Real Estate Investment Corp.	45,398	632,848
National Health Investors, Inc.	20,818	1,635,254
National Storage Affiliates Trust	28,821	858,578
New Senior Investment Group, Inc.	37,992	250,367
New York Mortgage Trust, Inc.#	86,615	523,155
NorthStar Realty Europe Corp.	22,743	374,577
Office Properties Income Trust	24,269	580,272
One Liberty Properties, Inc.	7,721	220,357
Orchid Island Capital, Inc.#	24,915	151,483
Pebblebrook Hotel Trust	66,104	1,839,674
Pennsylvania Real Estate Investment Trust#	35,024	224,504
PennyMac Mtg. Investment Trust	30,507	634,546
Physicians Realty Trust	93,001	1,702,848

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Piedmont Office Realty Trust, Inc., Class A	64,251	$1,306,223
PotlatchDeltic Corp.	33,759	1,135,990
Preferred Apartment Communities, Inc., Class A#	20,849	327,329
PS Business Parks, Inc.	10,136	1,631,085
QTS Realty Trust, Inc., Class A	25,938	1,197,558
Ready Capital Corp.	15,027	218,943
Redwood Trust, Inc.	48,625	774,596
Retail Opportunity Investments Corp.	57,194	957,428
Rexford Industrial Realty, Inc.	46,980	1,775,844
RLJ Lodging Trust	88,531	1,520,077
RPT Realty#	40,389	491,534
Ryman Hospitality Properties, Inc.	22,772	1,820,621
Sabra Health Care REIT, Inc.	90,578	1,747,250
Saul Centers, Inc.	6,006	322,462
Seritage Growth Properties, Class A#	16,630	695,467
Spirit MTA REIT	21,909	154,020
STAG Industrial, Inc.	49,821	1,453,777
Summit Hotel Properties, Inc.	52,647	601,755
Sunstone Hotel Investors, Inc.	116,188	1,559,243
Tanger Factory Outlet Centers, Inc.#	46,785	793,474
Terreno Realty Corp.	30,581	1,397,858
Tier REIT, Inc.	27,306	735,078
TPG RE Finance Trust, Inc.	17,893	343,009
UMH Properties, Inc.	17,185	228,732
Universal Health Realty Income Trust	6,525	534,854
Urban Edge Properties	55,698	960,791
Urstadt Biddle Properties, Inc., Class A	15,051	329,316
Washington Prime Group, Inc.#	95,160	390,156
Washington Real Estate Investment Trust	40,738	1,084,038
Western Asset Mtg. Capital Corp.	23,809	230,709
Whitestone REIT#	19,430	246,178
Xenia Hotels & Resorts, Inc.	57,367	1,199,544

		82,027,450

Real Estate Management/Services — 0.3%
Cushman & Wakefield PLC†	32,406	546,365
HFF, Inc., Class A	19,112	825,256
Marcus & Millichap, Inc.†	9,898	302,285
Maui Land & Pineapple Co., Inc.†	3,452	35,625
Newmark Group, Inc., Class A	76,044	606,831
RE/MAX Holdings, Inc., Class A	9,077	268,861
Redfin Corp.†#	40,305	635,207
RMR Group, Inc., Class A	3,585	172,869
Safehold, Inc.	4,026	109,869

		3,503,168

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†#	1,053	12,141
Consolidated-Tomoka Land Co.	1,924	115,055
Forestar Group, Inc.†	5,367	96,123
FRP Holdings, Inc.†	3,602	167,565
Griffin Industrial Realty, Inc.	424	15,752
Legacy Housing Corp.†#	2,363	30,530
McGrath RentCorp	12,272	690,055
Stratus Properties, Inc.†	2,987	83,935
Transcontinental Realty Investors, Inc.†	852	23,438
Trinity Place Holdings, Inc.†	8,929	36,430

		1,271,024

Recreational Centers — 0.3%
Planet Fitness, Inc., Class A†	45,028	3,443,291
Town Sports International Holdings, Inc.†	7,373	18,949

		3,462,240

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A#	16,499	$173,735
Malibu Boats, Inc., Class A†	10,572	379,535
MasterCraft Boat Holdings, Inc.†	9,384	186,366

		739,636

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	35,246	1,877,202
Avis Budget Group, Inc.†	33,192	941,325
CAI International, Inc.†	8,762	197,320
Herc Holdings, Inc.†	12,225	416,017
Hertz Global Holdings, Inc.†	27,911	392,708
Rent-A-Center, Inc.†	22,584	538,854
Textainer Group Holdings, Ltd.†	13,878	128,510

		4,491,936

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	19,809	1,780,829
SeaWorld Entertainment, Inc.†	27,952	894,464

		2,675,293

Retail - Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	33,600	581,280
American Eagle Outfitters, Inc.	82,120	1,428,888
Ascena Retail Group, Inc.†	89,136	93,593
Boot Barn Holdings, Inc.†	14,252	372,405
Buckle, Inc.	14,662	220,663
Caleres, Inc.	21,427	404,113
Cato Corp., Class A	11,324	140,304
Chico’s FAS, Inc.	63,307	213,345
Children’s Place, Inc.#	8,003	741,558
Designer Brands, Inc.	34,966	632,535
Duluth Holdings, Inc., Class B†#	4,200	62,790
Express, Inc.†	34,070	102,551
Francesca’s Holdings Corp.†#	17,728	8,447
Genesco, Inc.†	10,030	451,149
Guess?, Inc.	29,316	474,040
J. Jill, Inc.#	8,362	12,376
RTW RetailWinds, Inc.†	14,888	28,436
Shoe Carnival, Inc.#	5,157	132,483
Tailored Brands, Inc.#	25,286	133,004
Tilly’s, Inc., Class A	10,441	81,440
Vera Bradley, Inc.†	11,228	122,947
Winmark Corp.	1,285	211,819

		6,650,166

Retail - Appliances — 0.0%
Conn’s, Inc.†	10,003	179,554

Retail - Automobile — 0.5%
America’s Car-Mart, Inc.†	2,937	252,876
Asbury Automotive Group, Inc.†	9,877	732,775
Carvana Co.†#	16,483	954,036
Group 1 Automotive, Inc.	9,398	678,441
Lithia Motors, Inc., Class A#	11,319	1,292,064
Rush Enterprises, Inc., Class A	15,299	539,596
Rush Enterprises, Inc., Class B	2,239	80,425
Sonic Automotive, Inc., Class A#	12,203	212,698

		4,742,911

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	67,083	851,283

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	19,814	62,810
Barnes & Noble, Inc.#	30,346	133,219

		196,029

Security Description	Shares	Value (Note 2)

Retail - Building Products — 0.3%
At Home Group, Inc.†#	22,850	$435,293
Beacon Roofing Supply, Inc.†	34,708	1,199,508
BMC Stock Holdings, Inc.†	34,312	687,269
Foundation Building Materials, Inc.†	7,505	113,851
GMS, Inc.†	16,580	279,207
Tile Shop Holdings, Inc.	20,465	85,544

		2,800,672

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,810	184,409

Retail - Discount — 0.5%
Big Lots, Inc.	20,445	564,282
BJ’s Wholesale Club Holdings, Inc.†	64,947	1,622,376
Citi Trends, Inc.	6,105	83,516
Ollie’s Bargain Outlet Holdings, Inc.†	25,308	2,498,406

		4,768,580

Retail - Drug Store — 0.0%
Rite Aid Corp.†#	27,102	207,601

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†#	14,486	138,921

Retail - Hair Salons — 0.0%
Regis Corp.†	15,719	293,002

Retail - Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	5,143	75,551
Haverty Furniture Cos., Inc.	9,453	164,577
Kirkland’s, Inc.†	7,560	30,467
La-Z-Boy, Inc.	23,765	764,995
Lovesac Co.†	2,896	104,401
Pier 1 Imports, Inc.†#	41,599	24,119
RH†	9,676	823,911

		1,988,021

Retail - Jewelry — 0.1%
Movado Group, Inc.	8,008	206,286
Signet Jewelers, Ltd.#	26,436	498,583

		704,869

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	11,214	174,714
Party City Holdco, Inc.†#	28,853	227,939

		402,653

Retail - Major Department Stores — 0.0%
J.C. Penney Co., Inc.†#	159,829	135,855

Retail - Misc./Diversified — 0.6%
Container Store Group, Inc.†	8,122	57,098
Five Below, Inc.†	27,813	3,580,368
Gaia, Inc.†#	5,729	42,567
GameStop Corp., Class A#	51,040	386,883
Hudson, Ltd., Class A†	20,250	274,995
PriceSmart, Inc.	11,259	547,187
Sally Beauty Holdings, Inc.†#	61,363	931,490

		5,820,588

Retail - Office Supplies — 0.1%
Office Depot, Inc.	277,344	543,594

Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†	25,975	228,060
FirstCash, Inc.	21,747	2,059,876

		2,287,936

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Pet Food & Supplies — 0.1%
Freshpet, Inc.†	13,357	$620,700
PetIQ, Inc.†#	8,018	210,312
PetMed Express, Inc.	10,160	177,495

		1,008,507

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	34,110	993,965

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	5,659	320,639

Retail - Restaurants — 1.5%
Biglari Holdings, Inc., Class A†	52	25,454
Biglari Holdings, Inc., Class B†	478	43,307
BJ’s Restaurants, Inc.	10,657	446,422
Bloomin’ Brands, Inc.	42,228	815,423
Brinker International, Inc.#	19,103	717,700
Cannae Holdings, Inc.†	35,098	892,542
Carrols Restaurant Group, Inc.†	17,682	150,651
Cheesecake Factory, Inc.#	21,528	931,086
Chuy’s Holdings, Inc.†	8,521	188,485
Cracker Barrel Old Country Store, Inc.#	9,799	1,539,325
Dave & Buster’s Entertainment, Inc.	19,742	981,967
Del Frisco’s Restaurant Group, Inc.†#	16,842	115,536
Del Taco Restaurants, Inc.†	15,532	168,056
Denny’s Corp.†	31,071	611,477
Dine Brands Global, Inc.#	8,529	805,308
El Pollo Loco Holdings, Inc.†	11,033	115,626
Fiesta Restaurant Group, Inc.†	12,088	171,408
Habit Restaurants, Inc., Class A†	10,382	105,896
J Alexander’s Holdings, Inc.†	6,538	68,780
Jack in the Box, Inc.	13,104	1,090,253
Noodles & Co.†	7,130	51,550
Papa John’s International, Inc.#	11,303	547,856
Potbelly Corp.†	11,378	57,231
Red Robin Gourmet Burgers, Inc.†	6,611	169,109
Ruth’s Hospitality Group, Inc.	14,702	336,235
Shake Shack, Inc., Class A†	12,552	770,065
Texas Roadhouse, Inc.	34,525	1,769,752
Wingstop, Inc.	14,783	1,177,909

		14,864,409

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.#	10,218	20,436
Hibbett Sports, Inc.†	9,298	205,672
Sportsman’s Warehouse Holdings, Inc.†#	18,904	69,567
Zumiez, Inc.†	9,449	186,901

		482,576

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	31,986	870,979

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†#	41,799	58,519

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	95,171	588,157
Capital Senior Living Corp.†	12,523	52,471

		640,628

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	25,825	712,254

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	17,919	303,189
Proto Labs, Inc.†	13,797	1,384,529
Raven Industries, Inc.	18,249	597,655

Security Description	Shares	Value (Note 2)

Rubber/Plastic Products (continued)
Trinseo SA	21,811	$803,517

		3,088,890

Satellite Telecom — 0.2%
Gogo, Inc.†#	29,366	143,600
Intelsat SA†#	28,364	511,970
Iridium Communications, Inc.†#	48,866	1,047,198
KVH Industries, Inc.†	8,345	77,525
Loral Space & Communications, Inc.†#	6,536	221,571

		2,001,864

Savings & Loans/Thrifts — 1.4%
Axos Financial, Inc.†#	29,484	805,208
Banc of California, Inc.	21,902	289,763
BankFinancial Corp.	6,508	90,461
Berkshire Hills Bancorp, Inc.	23,439	684,184
Brookline Bancorp, Inc.	40,224	577,214
Capitol Federal Financial, Inc.	67,014	889,946
Community Bankers Trust Corp.	10,929	79,563
Dime Community Bancshares, Inc.	16,020	284,836
Entegra Financial Corp.†	3,418	101,344
ESSA Bancorp, Inc.	4,841	73,341
First Defiance Financial Corp.	10,153	275,146
First Financial Northwest, Inc.	4,165	63,141
First Savings Financial Group, Inc.#	928	53,128
Flushing Financial Corp.	13,701	288,132
FS Bancorp, Inc.	1,955	92,178
Greene County Bancorp, Inc.	1,546	45,221
Hingham Institution for Savings	676	122,059
Home Bancorp, Inc.	3,983	141,994
HomeTrust Bancshares, Inc.	8,613	210,846
Investors Bancorp, Inc.	120,953	1,259,121
Malvern Bancorp, Inc.†	3,844	76,496
Meridian Bancorp, Inc.	24,468	422,562
MutualFirst Financial, Inc.	2,975	88,893
Northfield Bancorp, Inc.	22,336	335,263
Northwest Bancshares, Inc.	48,705	816,783
OceanFirst Financial Corp.	24,177	575,896
Oconee Federal Financial Corp.#	923	21,451
Oritani Financial Corp.	19,615	313,840
Pacific Premier Bancorp, Inc.	23,202	656,617
Provident Financial Services, Inc.	31,253	745,072
Prudential Bancorp, Inc.	4,469	77,492
Riverview Bancorp, Inc.	10,796	83,669
Southern Missouri Bancorp, Inc.	3,741	121,863
Territorial Bancorp, Inc.	3,962	106,578
Timberland Bancorp, Inc.	3,733	91,011
United Community Financial Corp.	24,296	222,551
United Financial Bancorp, Inc.	25,816	336,641
Washington Federal, Inc.	41,272	1,302,957
Waterstone Financial, Inc.	12,595	207,943
WSFS Financial Corp.	25,816	1,024,637

		14,055,041

Schools — 0.8%
Adtalem Global Education, Inc.†	29,244	1,285,566
American Public Education, Inc.†	8,156	228,205
Career Education Corp.†	34,596	649,367
Chegg, Inc.†	55,198	2,067,717
K12, Inc.†	19,029	581,717
Laureate Education, Inc., Class A†	48,257	775,007
Rosetta Stone, Inc.†	10,149	250,274
Strategic Education, Inc.	10,636	1,871,830

		7,709,683

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Security Services — 0.2%
Brink’s Co.	25,595	$1,970,815

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	10,743	24,064

Semiconductor Components - Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	30,238	1,129,994
MaxLinear, Inc.†	32,218	682,055
Power Integrations, Inc.	14,583	950,228

		2,762,277

Semiconductor Equipment — 0.7%
ACM Research, Inc., Class A†	4,257	81,990
Aquantia Corp.†	11,155	146,577
Axcelis Technologies, Inc.†	16,523	245,036
Brooks Automation, Inc.	35,381	1,255,672
Cabot Microelectronics Corp.	14,461	1,409,514
Cohu, Inc.	20,171	293,488
Entegris, Inc.	72,269	2,481,717
FormFactor, Inc.†	37,641	540,525
Nanometrics, Inc.†	11,598	329,963
Ultra Clean Holdings, Inc.†	19,564	249,441
Veeco Instruments, Inc.†	24,156	277,552

		7,311,475

Silver Mining — 0.0%
Pan American Silver Corp. CVR†(1)(6)	171,891	36,097

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	18,425	528,429
Northwest Pipe Co.†	4,862	112,993
Omega Flex, Inc.#	1,482	126,593
TimkenSteel Corp.†	20,358	144,745

		912,760

Steel - Producers — 0.2%
AK Steel Holding Corp.†#	160,362	275,822
Carpenter Technology Corp.	23,746	963,138
Commercial Metals Co.	59,282	791,415
Schnitzer Steel Industries, Inc., Class A	13,335	281,502
Shiloh Industries, Inc.†	7,620	30,785

		2,342,662

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†#	63,915	1,368,420
Universal Stainless & Alloy Products, Inc.†	4,270	54,229

		1,422,649

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	22,619	693,725

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	15,577	310,761

Telecom Equipment - Fiber Optics — 0.6%
Acacia Communications, Inc.†	13,928	649,045
Ciena Corp.†	72,965	2,549,397
Clearfield, Inc.†	5,718	75,992
Finisar Corp.†	59,737	1,253,282
Harmonic, Inc.†	43,282	225,932
Viavi Solutions, Inc.†	115,740	1,394,667

		6,148,315

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.#	35,716	142,864
GTT Communications, Inc.†#	21,601	513,672
HC2 Holdings, Inc.†#	21,650	50,011
Ooma, Inc.†	9,587	110,730
ORBCOMM, Inc.†	37,240	248,763
RigNet, Inc.†	7,150	59,631

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
Spok Holdings, Inc.	9,317	$143,948
Vonage Holdings Corp.†	112,565	1,332,770

		2,602,389

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	24,382	382,310
Aerohive Networks, Inc.†	16,894	57,440
Casa Systems, Inc.†	13,210	74,240
DASAN Zhone Solutions, Inc.†	2,990	39,109
Digi International, Inc.†	13,935	151,752
Plantronics, Inc.	16,880	693,262
Preformed Line Products Co.	1,559	73,288
Quantenna Communications, Inc.†	17,422	422,658

		1,894,059

Telephone - Integrated — 0.1%
Cincinnati Bell, Inc.†	23,346	149,414
Frontier Communications Corp.†#	53,105	99,837
Shenandoah Telecommunications Co.	23,765	955,591

		1,204,842

Television — 0.8%
Central European Media Enterprises, Ltd., Class A†	44,424	163,036
Gray Television, Inc.†	40,670	700,744
Nexstar Media Group, Inc., Class A	22,795	2,282,919
Sinclair Broadcast Group, Inc., Class A	34,413	1,847,290
TEGNA, Inc.	110,383	1,671,199
World Wrestling Entertainment, Inc., Class A#	21,903	1,593,224

		8,258,412

Textile - Apparel — 0.0%
Unifi, Inc.†	7,952	149,895

Textile - Products — 0.0%
Culp, Inc.	5,680	97,866

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A#	26,454	316,919
Reading International, Inc., Class A†	8,546	112,722

		429,641

Therapeutics — 0.4%
Akebia Therapeutics, Inc.†	43,668	194,323
Anika Therapeutics, Inc.†	7,068	268,584
Fennec Pharmaceuticals, Inc.†#	6,154	23,077
Flexion Therapeutics, Inc.†#	17,095	188,558
G1 Therapeutics, Inc.†#	11,807	247,475
La Jolla Pharmaceutical Co.†	10,913	58,821
MannKind Corp.†#	83,156	96,461
Mirati Therapeutics, Inc.†#	10,906	739,318
Portola Pharmaceuticals, Inc.†#	33,140	924,274
Proteostasis Therapeutics, Inc.†#	17,452	17,140
Recro Pharma, Inc.†	9,301	88,917
Xencor, Inc.†	23,780	733,375
Zafgen, Inc.†	15,514	28,391

		3,608,714

Tobacco — 0.2%
22nd Century Group, Inc.†#	59,137	112,952
Pyxus International, Inc.†#	4,270	76,604
Turning Point Brands, Inc.#	4,091	201,400
Universal Corp.	12,576	710,795
Vector Group, Ltd.	52,137	466,626

		1,568,377

Toys — 0.0%
Funko, Inc., Class A†#	5,663	117,564

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	37,528	$128,721

Transactional Software — 0.2%
ACI Worldwide, Inc.†	58,413	1,837,673
InnerWorkings, Inc.†	21,910	74,275

		1,911,948

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	29,713	651,903
Atlas Air Worldwide Holdings, Inc.†	12,056	426,662

		1,078,565

Transport - Equipment & Leasing — 0.2%
GATX Corp.	19,137	1,336,145
General Finance Corp.†	5,618	42,865
Greenbrier Cos., Inc.	16,112	438,408
Willis Lease Finance Corp.†	1,535	76,443

		1,893,861

Transport - Marine — 0.5%
Ardmore Shipping Corp.†	17,003	119,701
Costamare, Inc.	25,535	130,739
DHT Holdings, Inc.	46,779	260,091
Dorian LPG, Ltd.†	14,106	99,588
Eagle Bulk Shipping, Inc.†	24,283	113,159
Frontline, Ltd.†#	39,152	306,952
GasLog, Ltd.	20,736	298,598
Genco Shipping & Trading, Ltd.†	4,968	35,919
Golar LNG, Ltd.	48,165	876,121
International Seaways, Inc.†	11,071	197,064
Nordic American Tankers, Ltd.#	71,398	145,652
Overseas Shipholding Group, Inc., Class A†	29,015	43,523
Safe Bulkers, Inc.†#	25,885	36,498
Scorpio Bulkers, Inc.	27,767	117,454
Scorpio Tankers, Inc.	23,251	605,224
SEACOR Holdings, Inc.†	8,713	362,548
Ship Finance International, Ltd.	41,311	511,430
Teekay Corp.#	34,877	111,955
Teekay Tankers, Ltd., Class A†	97,300	108,976
Tidewater, Inc.†#	15,175	323,379

		4,804,571

Transport - Services — 0.3%
CryoPort, Inc.†	13,904	232,475
Daseke, Inc.†#	20,881	90,206
Echo Global Logistics, Inc.†	14,239	280,081
Forward Air Corp.	14,681	819,640
Hub Group, Inc., Class A†	16,636	648,138
Matson, Inc.	21,567	738,023
Park-Ohio Holdings Corp.	4,553	142,145
Radiant Logistics, Inc.†	19,808	125,979
Universal Logistics Holdings, Inc.	4,232	79,858

		3,156,545

Transport - Truck — 0.3%
ArcBest Corp.	13,067	327,590
Covenant Transportation Group, Inc., Class A†	6,279	94,310
Heartland Express, Inc.	23,795	425,455
Marten Transport, Ltd.	19,907	350,761
P.A.M. Transportation Services, Inc.†	1,089	60,984
Saia, Inc.†	13,048	769,832
US Xpress Enterprises, Inc. Class A†#	11,545	62,574
USA Truck, Inc.†	4,029	45,850
Werner Enterprises, Inc.	23,715	661,174
YRC Worldwide, Inc.†#	16,900	71,994

		2,870,524

Security Description	Shares	Value (Note 2)

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	36,969	$393,720

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	9,817	117,902

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,449	241,775
Neogen Corp.†	25,595	1,442,278

		1,684,053

Virtual Reality Products — 0.0%
Vuzix Corp.†#	11,986	24,931

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	4,593	47,170
Natural Health Trends Corp.#	3,749	38,165
Nature’s Sunshine Products, Inc.†	4,339	41,785
USANA Health Sciences, Inc.†	6,448	456,389

		583,509

Water — 0.5%
American States Water Co.	18,629	1,358,799
Artesian Resources Corp., Class A	4,036	143,722
California Water Service Group	24,449	1,203,380
Connecticut Water Service, Inc.	6,135	428,468
Consolidated Water Co., Ltd.	7,490	101,490
Global Water Resources, Inc.	5,506	52,417
Middlesex Water Co.	8,104	479,433
PICO Holdings, Inc.†	9,984	105,132
SJW Group	12,092	745,230
York Water Co.	6,555	226,016

		4,844,087

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†#	5,549	98,384
Energy Recovery, Inc.†#	18,341	173,322
Evoqua Water Technologies Corp.†	38,531	453,510
Pure Cycle Corp.†	8,703	81,982

		807,198

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	35,730	158,998
NIC, Inc.	32,762	522,882
Q2 Holdings, Inc.†	19,040	1,394,490

		2,076,370

Web Portals/ISP — 0.0%
Meet Group, Inc.†#	36,170	139,978
Remark Holdings, Inc.†#	14,627	14,627

		154,605

Wire & Cable Products — 0.2%
Belden, Inc.#	20,573	1,053,338
Encore Wire Corp.	10,366	517,367
Insteel Industries, Inc.	9,276	169,565

		1,740,270

Wireless Equipment — 0.4%
CalAmp Corp.†	16,973	172,446
InterDigital, Inc.	17,159	1,089,940
Maxar Technologies, Inc.#	28,836	195,508
pdvWireless, Inc.†	4,839	235,901
Ribbon Communications, Inc.†	27,455	117,233
ViaSat, Inc.†#	28,186	2,453,027

		4,264,055

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†#	17,721	$165,514

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	19,430	518,392
ViewRay, Inc.†#	32,139	269,968

		788,360

Total Long-Term Investment Securities
(cost $804,716,353)		975,786,505

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3)	31,153,864	31,153,864

U.S. Government Treasuries — 0.4%
United States Treasury Bills 2.33% due 06/25/2019(4)	$3,000,000	2,995,804
2.40% due 06/20/2019(4)	500,000	499,467
2.42% due 07/11/2019(4)	740,000	738,209

		4,233,480

Total Short-Term Investment Securities
(cost $35,386,620)		35,387,344

REPURCHASE AGREEMENTS — 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 05/31/2019, to be purchased 06/03/2019 in the amount $32,487,354 and collateralized by $33,330,000 of United States Treasury Notes, bearing interest at 1.75% due 09/30/2022 and having an approximate value of $33,136,319 (cost $32,486,000)	32,486,000	32,486,000

TOTAL INVESTMENTS
(cost $872,588,973)(5)	103.1%	1,043,659,849
Liabilities in excess of other assets	(3.1)	(31,620,119)

NET ASSETS	100.0%	$1,012,039,730

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2019, the Fund had loaned securities with a total value of $123,304,268. This was secured by collateral of $31,153,864, which was received in cash and subsequently invested in short-term investments currently valued at $31,153,864 as reported in the Portfolio of Investments. Additional collateral of $98,828,831 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$1,877,082
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	101,864
United States Treasury Bills	0.00%	06/11/2019 to 10/03/2019	8,909,223
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	87,940,662

(3)	The rate shown is the 7-day yield as of May 31, 2019.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Pan American Siver Corp. CVR	06/22/2018	171,891	$52,963	$36,097	$0.21	0.00%

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
498	Long	Russell 2000 Mini Index	June 2019	$38,710,631	$36,515,850	$(2,194,781)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals - Plastics	$1,145,125	$—	$4,492	$1,149,617
Finance - Commercial	204,044	—	9,676	213,720
Medical - Biomedical/Gene	48,240,123	—	2,429	48,242,552
Medical - Drugs	24,506,101	—	2,684	24,508,785
Metal - Diversified	—	—	0	0
Multimedia	1,061,725	—	0	1,061,725
Oil Companies - Exploration & Production	10,060,197	—	0	10,060,197
Silver Mining	—	—	36,097	36,097
Other Industries	890,513,812	—	—	890,513,812
Short-Term Investment Securities:
Registered Investment Companies	31,153,864	—	—	31,153,864
U.S. Government Treasuries	—	4,233,480	—	4,233,480
Repurchase Agreements	—	32,486,000	—	32,486,000

Total Investments at Value	$1,006,884,991	$36,719,480	$55,378	$1,043,659,849

LIABILITIES:

Other Financial Instruments:†

Futures Contracts	$2,194,781	$—	$—	$2,194,781

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

206

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	11.0%
Retail — Restaurants	6.2
Insurance — Property/Casualty	5.3
Consumer Products — Misc.	4.7
Real Estate Investment Trusts	4.6
Food — Misc./Diversified	4.6
Electric — Integrated	3.1
Paper & Related Products	2.9
Building Products — Cement	2.5
Chemicals — Diversified	2.5
Metal Processors & Fabrication	2.3
Machinery — Pumps	2.1
Investment Companies	2.1
Computer Services	2.0
Oil Companies — Exploration & Production	2.0
Building & Construction Products — Misc.	2.0
Machinery — Electrical	1.9
Semiconductor Equipment	1.9
Medical Products	1.8
Investment Management/Advisor Services	1.7
Containers — Metal/Glass	1.6
Oil — Field Services	1.5
Electronic Components — Misc.	1.4
Chemicals — Specialty	1.2
Electric Products — Misc.	1.1
Auto/Truck Parts & Equipment — Replacement	1.1
Miscellaneous Manufacturing	1.1
Diversified Operations/Commercial Services	1.1
Electronic Components — Semiconductors	1.0
Beverages — Non-alcoholic	0.9
Food — Baking	0.9
Finance — Other Services	0.9
Footwear & Related Apparel	0.8
Machinery — General Industrial	0.8
Medical — Drugs	0.8
Printing — Commercial	0.8
Chemicals — Plastics	0.7
Batteries/Battery Systems	0.7
Human Resources	0.7
Wire & Cable Products	0.7
Publishing — Newspapers	0.6
Medical — Wholesale Drug Distribution	0.5
Computers — Integrated Systems	0.5
Electronic Measurement Instruments	0.5
Quarrying	0.5
Medical — Biomedical/Gene	0.5
Networking Products	0.5
Identification Systems	0.4
Transactional Software	0.4
Retail — Apparel/Shoe	0.4
Apparel Manufacturers	0.4
Building Products — Doors & Windows	0.4
Office Supplies & Forms	0.4
Finance — Leasing Companies	0.3
E-Marketing/Info	0.3
Computer Software	0.3
Oil Field Machinery & Equipment	0.2
Commercial Services — Finance	0.1

94.2%

*	Calculated as a percentage of net assets

207

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.8%
Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†	42,228	$910,436

Auto/Truck Parts & Equipment - Replacement — 1.1%
Douglas Dynamics, Inc.	66,990	2,485,329

Banks - Commercial — 11.0%
Associated Banc-Corp.	142,174	2,816,467
CVB Financial Corp.	29,889	614,219
First Citizens BancShares, Inc., Class A	8,114	3,408,691
First Hawaiian, Inc.	92,178	2,294,311
Hancock Whitney Corp.	69,088	2,623,962
IBERIABANK Corp.	36,199	2,588,229
Renasant Corp.	91,834	3,103,989
South State Corp.	35,733	2,354,447
UMB Financial Corp.	78,584	4,851,776

		24,656,091

Batteries/Battery Systems — 0.7%
EnerSys	26,649	1,498,473

Beverages - Non-alcoholic — 0.9%
Cott Corp.	156,759	2,041,002

Building & Construction Products - Misc. — 2.0%
Simpson Manufacturing Co., Inc.	73,326	4,461,154

Building Products - Cement — 2.5%
Eagle Materials, Inc.	65,728	5,656,552

Building Products - Doors & Windows — 0.4%
Griffon Corp.	61,749	887,951

Chemicals - Diversified — 2.5%
Innospec, Inc.	68,285	5,511,282

Chemicals - Plastics — 0.7%
A. Schulman, Inc. CVR†(1)	71,421	21,301
PolyOne Corp.	60,494	1,520,214

		1,541,515

Chemicals - Specialty — 1.2%
PQ Group Holdings, Inc.†	56,171	850,991
Sensient Technologies Corp.	25,976	1,758,575

		2,609,566

Commercial Services - Finance — 0.1%
Liberty Tax, Inc.	23,298	232,980

Computer Services — 2.0%
MAXIMUS, Inc.	15,253	1,086,776
Parsons Corp.†	55,518	1,762,697
Sykes Enterprises, Inc.†	68,167	1,687,815

		4,537,288

Computer Software — 0.3%
Cision, Ltd.†	56,753	623,148

Computers - Integrated Systems — 0.5%
NCR Corp.†	36,611	1,120,297

Computers - Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†	58,692	26,118

Consumer Products - Misc. — 4.7%
Central Garden & Pet Co.†#	62,752	1,766,469
Central Garden & Pet Co., Class A†	69,522	1,777,678
Helen of Troy, Ltd.†	24,603	3,287,207
Quanex Building Products Corp.	110,540	1,714,475
Spectrum Brands Holdings, Inc.#	37,393	1,969,489

		10,515,318

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 1.6%
Silgan Holdings, Inc.	126,938	$3,679,933

Diversified Operations/Commercial Services — 1.1%
Viad Corp.	38,470	2,417,455

E-Marketing/Info — 0.3%
New Media Investment Group, Inc.	73,801	681,183

Electric Products - Misc. — 1.1%
Novanta, Inc.†	31,370	2,510,227

Electric - Integrated — 3.1%
Hawaiian Electric Industries, Inc.	95,997	3,987,715
IDACORP, Inc.	28,557	2,863,411

		6,851,126

Electronic Components - Misc. — 1.4%
Atkore International Group, Inc.†	135,398	3,166,959
nVent Electric PLC	1,826	42,108

		3,209,067

Electronic Components - Semiconductors — 1.0%
AVX Corp.	102,885	1,521,669
DSP Group, Inc.†	57,298	800,453

		2,322,122

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	21,134	1,115,875

Finance - Leasing Companies — 0.3%
Aircastle, Ltd.	37,261	723,609

Finance - Other Services — 0.9%
Deluxe Corp.	51,121	1,901,701

Food - Baking — 0.9%
Hostess Brands, Inc.†	143,166	1,916,993

Food - Misc./Diversified — 4.6%
J&J Snack Foods Corp.	24,733	3,978,303
Nomad Foods, Ltd.†	221,699	4,704,453
TreeHouse Foods, Inc.†	32,262	1,681,818

		10,364,574

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.	61,117	1,849,400

Human Resources — 0.7%
Korn Ferry	34,386	1,481,349

Identification Systems — 0.4%
Brady Corp., Class A	21,277	985,125

Insurance - Property/Casualty — 5.3%
Enstar Group, Ltd.†	9,906	1,628,546
Hanover Insurance Group, Inc.	19,394	2,369,171
ProAssurance Corp.	78,318	2,938,491
Stewart Information Services Corp.	57,536	2,366,456
White Mountains Insurance Group, Ltd.	2,556	2,503,858

		11,806,522

Investment Companies — 1.7%
Apollo Investment Corp.#	113,008	1,755,014
New Mountain Finance Corp.#	146,997	2,052,078

		3,807,092

Investment Management/Advisor Services — 1.7%
Artisan Partners Asset Management, Inc., Class A	101,188	2,393,096
Westwood Holdings Group, Inc.	49,539	1,450,007

		3,843,103

208

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Electrical — 1.9%
Franklin Electric Co., Inc.	95,346	$4,179,015

Machinery - General Industrial — 0.8%
Kadant, Inc.	22,577	1,832,801

Machinery - Pumps — 2.1%
CSW Industrials, Inc.	63,772	4,076,944
NN, Inc.#	75,225	582,994

		4,659,938

Medical Products — 1.8%
Avanos Medical, Inc.†	34,852	1,313,223
Globus Medical, Inc., Class A†	12,679	498,285
Hanger, Inc.†	52,129	972,727
ICU Medical, Inc.†	6,048	1,287,015

		4,071,250

Medical - Biomedical/Gene — 0.5%
Innoviva, Inc.†	78,489	1,072,945

Medical - Drugs — 0.8%
Prestige Consumer Healthcare, Inc.†#	61,686	1,790,744

Medical - Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	32,382	1,190,038

Metal Processors & Fabrication — 2.3%
Mueller Industries, Inc.	193,348	5,210,728

Miscellaneous Manufacturing — 1.1%
Hillenbrand, Inc.	65,951	2,455,356

Networking Products — 0.5%
NETGEAR, Inc.†#	41,458	1,044,742

Office Supplies & Forms — 0.4%
ACCO Brands Corp.	117,851	866,205

Oil Companies - Exploration & Production — 2.0%
Berry Petroleum Corp.#	59,314	637,626
Callon Petroleum Co.†#	113,314	708,212
Magnolia Oil & Gas Corp.†#	49,780	549,073
Penn Virginia Corp.†#	21,198	646,539
QEP Resources, Inc.†	195,152	1,348,500
WPX Energy, Inc.†	57,772	621,627

		4,511,577

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	94,021	359,160

Oil - Field Services — 1.5%
C&J Energy Services, Inc.†	53,012	627,662
Oil States International, Inc.†	53,646	892,669
Patterson-UTI Energy, Inc.	156,220	1,660,619
TETRA Technologies, Inc.†	181,072	278,851

		3,459,801

Paper & Related Products — 2.9%
Neenah, Inc.	78,359	4,479,001
Schweitzer-Mauduit International, Inc.	65,301	2,043,268

		6,522,269

Printing - Commercial — 0.8%
Ennis, Inc.	94,538	1,750,844

Publishing - Newspapers — 0.6%
A.H. Belo Corp., Class A	133,475	513,879
Gannett Co., Inc.	91,221	716,997

		1,230,876

Security Description	Shares/ Principal Amount	Value (Note 2)

Quarrying — 0.5%
Compass Minerals International, Inc.#	21,861	$1,115,130

Real Estate Investment Trusts — 4.6%
Acadia Realty Trust	59,329	1,622,648
Apollo Commercial Real Estate Finance, Inc.	118,611	2,180,070
Invesco Mtg. Capital, Inc.	58,523	900,669
Pebblebrook Hotel Trust	71,024	1,976,598
Two Harbors Investment Corp.	119,173	1,456,294
Washington Real Estate Investment Trust	84,203	2,240,642

		10,376,921

Retail - Apparel/Shoe — 0.4%
Urban Outfitters, Inc.†	42,558	956,278

Retail - Restaurants — 6.2%
Denny’s Corp.†	283,090	5,571,211
Dine Brands Global, Inc.#	56,291	5,314,996
Wendy’s Co.	155,856	2,866,192

		13,752,399

Semiconductor Equipment — 1.9%
Brooks Automation, Inc.	40,699	1,444,407
Cabot Microelectronics Corp.	27,842	2,713,760

		4,158,167

Transactional Software — 0.4%
ACI Worldwide, Inc.†	30,633	963,714

Wire & Cable Products — 0.7%
Belden, Inc.#	28,416	1,454,899

Total Common Stocks
(cost $210,770,056)		209,766,753

PREFERRED SECURITIES — 0.4%
Investment Companies — 0.4%
Steel Partners Holdings LP Series A 6.00% (cost $484,465)	34,643	733,046

Total Long-Term Investment Securities
(cost $211,254,521)		210,499,799

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3) (cost $1,595)	1,595	1,595

TOTAL INVESTMENTS
(cost $211,256,116)(4)	94.2%	210,501,394
Other assets less liabilities	5.8	13,074,542

NET ASSETS	100.0%	$223,575,936

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

209

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

(2)

At May 31, 2019, the Fund had loaned securities with a total value of $18,621,691. This was secured by collateral of $1,595, which was received in cash and subsequently invested in short-term investments currently valued at $1,595 as reported in the Portfolio of Investments. Additional collateral of $19,156,812 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	10/01/2047 to 12/01/2047	$95,050
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	5,158
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	1,759,358
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	17,297,246

(3)	The rate shown is the 7-day yield as of May 31, 2019.
(4)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals - Plastics	$1,520,214	$—	$21,301	$1,541,515
Other Industries	208,225,238	—	—	208,225,238
Preferred Securities	733,046	—	—	733,046
Short-Term Investment Securities:
Registered Investment Companies	1,595	—	—	1,595

Total Investments at Value	$210,480,093	$—	$21,301	$210,501,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

210

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Registered Investment Companies	6.9%
Medical — Biomedical/Gene	6.8
Commercial Services — Finance	5.5
Enterprise Software/Service	4.1
Retail — Restaurants	4.0
Medical Products	3.9
Web Hosting/Design	3.6
Applications Software	3.2
Aerospace/Defense — Equipment	2.3
Therapeutics	2.1
Electronic Components — Semiconductors	2.1
Computer Software	2.1
Schools	2.0
Machinery — General Industrial	1.9
Banks — Commercial	1.8
Computer Aided Design	1.7
Semiconductor Equipment	1.6
Disposable Medical Products	1.6
Medical — Drugs	1.5
Electronic Measurement Instruments	1.4
Miscellaneous Manufacturing	1.4
Retail — Apparel/Shoe	1.4
E-Commerce/Services	1.4
Hotels/Motels	1.4
Electronic Security Devices	1.4
Finance — Other Services	1.3
Entertainment Software	1.3
Telecom Equipment — Fiber Optics	1.2
Diagnostic Kits	1.2
Instruments — Scientific	1.2
Medical Labs & Testing Services	1.2
Veterinary Diagnostics	1.1
Retail — Misc./Diversified	1.1
Chemicals — Specialty	1.1
Resorts/Theme Parks	1.1
Internet Application Software	1.0
Finance — Investment Banker/Broker	1.0
Real Estate Investment Trusts	1.0
Beverages — Wine/Spirits	1.0
Electric Products — Misc.	0.9
Office Supplies & Forms	0.9
Apparel Manufacturers	0.9
Office Automation & Equipment	0.8
Shipbuilding	0.8
Industrial Automated/Robotic	0.8
Food — Misc./Diversified	0.8
Drug Delivery Systems	0.8
Machinery — Pumps	0.7
Healthcare Safety Devices	0.7
Consulting Services	0.7
Metal Processors & Fabrication	0.7
Decision Support Software	0.7
Building & Construction Products — Misc.	0.6
Distribution/Wholesale	0.6
Retail — Discount	0.6
Retail — Floor Coverings	0.6
Coatings/Paint	0.6
Computer Data Security	0.6
Health Care Cost Containment	0.5
Diversified Manufacturing Operations	0.5
Recreational Centers	0.5
Internet Telephone	0.5
Electronic Components — Misc.	0.4
Building — Maintenance & Services	0.4
Transport — Truck	0.4
Internet Security	0.4
Aerospace/Defense	0.4
Advertising Services	0.4
Telephone — Integrated	0.3

Medical Instruments	0.3
Hazardous Waste Disposal	0.3
Oil Companies — Exploration & Production	0.2

102.2%

*	Calculated as a percentage of net assets

211

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Advertising Services — 0.4%
Trade Desk, Inc., Class A†#	2,345	$466,209

Aerospace/Defense — 0.4%
Teledyne Technologies, Inc.†	1,998	471,128

Aerospace/Defense - Equipment — 2.3%
Aerojet Rocketdyne Holdings, Inc.†#	29,796	1,149,530
HEICO Corp., Class A	14,965	1,470,461

		2,619,991

Apparel Manufacturers — 0.9%
Canada Goose Holdings, Inc.†#	4,653	156,574
Carter’s, Inc.	6,136	516,099
Columbia Sportswear Co.	3,398	318,664

		991,337

Applications Software — 3.2%
HubSpot, Inc.†	6,427	1,113,671
PTC, Inc.†	19,225	1,616,053
Tableau Software, Inc., Class A†	8,454	950,821

		3,680,545

Banks - Commercial — 1.8%
Amalgamated Bank, Class A	29,699	490,034
Eagle Bancorp, Inc.	11,856	629,316
First Republic Bank	3,451	334,816
Glacier Bancorp, Inc.	14,817	583,938

		2,038,104

Beverages - Wine/Spirits — 1.0%
MGP Ingredients, Inc.#	19,160	1,153,624

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	15,163	728,734

Building - Maintenance & Services — 0.4%
Rollins, Inc.	13,637	512,342

Chemicals - Specialty — 1.1%
Ashland Global Holdings, Inc.	17,470	1,307,979

Coatings/Paint — 0.6%
RPM International, Inc.	12,289	657,707

Commercial Services - Finance — 5.5%
Euronet Worldwide, Inc.†	7,203	1,116,753
Global Payments, Inc.	13,148	2,025,318
Green Dot Corp., Class A†	10,306	478,301
Total System Services, Inc.	18,615	2,299,511
WEX, Inc.†	2,570	485,576

		6,405,459

Computer Aided Design — 1.7%
Cadence Design Systems, Inc.†	31,127	1,978,743

Computer Data Security — 0.6%
ForeScout Technologies, Inc.†	19,944	640,601

Computer Software — 2.1%
InterXion Holding NV†	25,239	1,860,367
Splunk, Inc.†	3,683	419,825
Zoom Video Communications, Inc., Class A†#	1,612	128,525

		2,408,717

Consulting Services — 0.7%
Gartner, Inc.†	5,529	836,538

Decision Support Software — 0.7%
MSCI, Inc.	3,455	760,135

Security Description	Shares	Value (Note 2)

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	5,423	$1,354,503

Disposable Medical Products — 1.6%
Teleflex, Inc.	6,259	1,804,470

Distribution/Wholesale — 0.6%
SiteOne Landscape Supply, Inc.†#	10,697	693,914

Diversified Manufacturing Operations — 0.5%
Standex International Corp.	9,225	599,994

Drug Delivery Systems — 0.8%
DexCom, Inc.†	7,239	878,091

E-Commerce/Services — 1.4%
IAC/InterActiveCorp†	7,205	1,591,224
Upwork, Inc.†#	2,026	30,350

		1,621,574

Electric Products - Misc. — 0.9%
Novanta, Inc.†	13,281	1,062,746

Electronic Components - Misc. — 0.4%
nVent Electric PLC	22,407	516,705

Electronic Components - Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	41,031	1,124,660
Marvell Technology Group, Ltd.	59,059	1,317,015

		2,441,675

Electronic Measurement Instruments — 1.4%
Badger Meter, Inc.	21,283	1,123,742
Keysight Technologies, Inc.†	7,342	551,605

		1,675,347

Electronic Security Devices — 1.4%
Allegion PLC	16,242	1,576,286

Enterprise Software/Service — 4.1%
Black Knight, Inc.†	34,652	1,964,422
Coupa Software, Inc.†#	10,209	1,114,925
Paycom Software, Inc.†	3,253	689,961
Veeva Systems, Inc., Class A†	6,244	963,387

		4,732,695

Entertainment Software — 1.3%
Take-Two Interactive Software, Inc.†	13,559	1,466,406

Finance - Investment Banker/Broker — 1.0%
Evercore, Inc., Class A	15,445	1,192,817

Finance - Other Services — 1.3%
Cboe Global Markets, Inc.	13,644	1,480,920

Food - Misc./Diversified — 0.8%
Beyond Meat, Inc.†#	2,083	216,882
McCormick & Co., Inc.	4,423	690,165

		907,047

Hazardous Waste Disposal — 0.3%
US Ecology, Inc.	5,128	305,219

Health Care Cost Containment — 0.5%
HealthEquity, Inc.†	9,634	629,678

Healthcare Safety Devices — 0.7%
Tandem Diabetes Care, Inc.†#	12,512	857,823

Hotels/Motels — 1.4%
Choice Hotels International, Inc.#	19,661	1,617,904

Industrial Automated/Robotic — 0.8%
Cognex Corp.	23,221	942,773

212

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 1.2%
PerkinElmer, Inc.	15,592	$1,346,213

Internet Application Software — 1.0%
Zendesk, Inc.†	14,334	1,207,639

Internet Security — 0.4%
Proofpoint, Inc.†	4,349	488,654

Internet Telephone — 0.5%
RingCentral, Inc., Class A†	4,363	522,906

Machinery - General Industrial — 1.9%
IDEX Corp.	8,817	1,346,444
Welbilt, Inc.†	54,341	838,482

		2,184,926

Machinery - Pumps — 0.7%
Xylem, Inc.	11,711	869,190

Medical Instruments — 0.3%
Silk Road Medical, Inc.†	8,497	362,482

Medical Labs & Testing Services — 1.2%
Medpace Holdings, Inc.†	11,171	603,010
SI-BONE, Inc.†#	11,701	196,460
Teladoc Health, Inc.†#	9,315	541,388

		1,340,858

Medical Products — 3.9%
ABIOMED, Inc.†	1,351	353,854
Axonics Modulation Technologies, Inc.†#	18,967	623,256
Cooper Cos., Inc.	3,501	1,042,563
Glaukos Corp.†	7,886	508,489
West Pharmaceutical Services, Inc.	17,487	2,004,010

		4,532,172

Medical - Biomedical/Gene — 6.8%
ACADIA Pharmaceuticals, Inc.†#	26,841	643,916
Alder Biopharmaceuticals, Inc.†#	65,876	712,778
Amarin Corp. PLC ADR†#	27,506	487,681
Bluebird Bio, Inc.†#	7,721	925,902
Evelo Biosciences, Inc.†#	14,274	106,770
Exelixis, Inc.†	43,875	859,511
Guardant Health, Inc.†#	11,305	869,128
Incyte Corp.†	11,505	904,638
Moderna, Inc.†#	28,823	598,942
Rigel Pharmaceuticals, Inc.†#	100,231	213,492
Stemline Therapeutics, Inc.†#	67,270	883,255
Synthorx, Inc.†#	25,140	360,759
UNITY Biotechnology, Inc.†#	14,748	120,344
Y-mAbs Therapeutics, Inc.†#	11,888	242,159

		7,929,275

Medical - Drugs — 1.5%
Alector, Inc.†	21,052	355,989
Alkermes PLC†	30,554	658,133
BioSpecifics Technologies Corp.†	4,972	294,094
Marinus Pharmaceuticals, Inc.†#	94,742	408,338

		1,716,554

Metal Processors & Fabrication — 0.7%
RBC Bearings, Inc.†	5,618	799,441

Miscellaneous Manufacturing — 1.4%
Hillenbrand, Inc.	21,677	807,035
John Bean Technologies Corp.	8,266	847,678

		1,654,713

Security Description	Shares	Value (Note 2)

Office Automation & Equipment — 0.8%
Zebra Technologies Corp., Class A†	5,624	$964,179

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	10,107	1,051,734

Oil Companies - Exploration & Production — 0.2%
Diamondback Energy, Inc.	2,882	282,609

Real Estate Investment Trusts — 1.0%
SBA Communications Corp.†	5,418	1,172,509

Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	7,659	585,684

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	6,026	1,296,253

Retail - Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	10,542	1,650,666

Retail - Discount — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.†	6,934	684,524

Retail - Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†#	18,849	669,516

Retail - Misc./Diversified — 1.1%
Five Below, Inc.†	10,252	1,319,740

Retail - Restaurants — 4.0%
Domino’s Pizza, Inc.	5,566	1,555,697
Dunkin’ Brands Group, Inc.	15,837	1,175,422
Papa John’s International, Inc.#	12,144	588,620
Texas Roadhouse, Inc.	8,183	419,461
Wingstop, Inc.	11,915	949,387

		4,688,587

Schools — 2.0%
Bright Horizons Family Solutions, Inc.†	16,916	2,318,507

Semiconductor Equipment — 1.6%
Entegris, Inc.	31,365	1,077,074
MKS Instruments, Inc.	10,476	748,615

		1,825,689

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	4,661	956,064

Telecom Equipment - Fiber Optics — 1.2%
Viavi Solutions, Inc.†	120,011	1,446,132

Telephone - Integrated — 0.3%
Zayo Group Holdings, Inc.†	11,144	364,409

Therapeutics — 2.1%
Agios Pharmaceuticals, Inc.†#	17,724	818,317
GW Pharmaceuticals PLC ADR†#	3,722	644,799
Sarepta Therapeutics, Inc.†#	9,044	1,029,660

		2,492,776

Transport - Truck — 0.4%
Old Dominion Freight Line, Inc.	3,740	495,326

Veterinary Diagnostics — 1.1%
Elanco Animal Health, Inc.†	21,280	665,638
Neogen Corp.†	11,639	655,858

		1,321,496

Web Hosting/Design — 3.6%
GoDaddy, Inc., Class A†	33,230	2,472,312
Wix.com, Ltd.†	12,753	1,751,497

		4,223,809

Total Long-Term Investment Securities
(cost $96,592,695)		110,781,712

213

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Registered Investment Companies — 6.9%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.07%(1)	5,530,248	$5,530,248
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(1)(2)	2,446,929	2,446,929

Total Short-Term Investment Securities
(cost $7,977,177)		7,977,177

TOTAL INVESTMENTS
(cost $104,569,872)(3)	102.2%	118,758,889
Liabilities in excess of other assets	(2.2)	(2,561,429)

NET ASSETS	100.0%	$116,197,460

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2019.
(2)

At May 31, 2019, the Fund had loaned securities with a total value of $18,119,348. This was secured by collateral of $2,446,929, which was received in cash and subsequently invested in short-term investments currently valued at $2,446,929 as reported in the Portfolio of Investments. Additional collateral of $16,291,214 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50%	10/01/2047 to 12/01/2047	$123,865
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	6,722
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	540,074
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2019 to 02/15/2049	15,620,553

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$110,781,712	$—	$—	$110,781,712
Short-Term Investment Securities	7,977,177	—	—	7,977,177

Total Investments at Value	$118,758,889	$—	$—	$118,758,889

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

214

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Medical — Drugs	5.1%
Applications Software	4.9
Diversified Banking Institutions	3.7
Computers	3.6
E-Commerce/Products	3.3
Real Estate Investment Trusts	3.1
Electric — Integrated	3.0
Web Portals/ISP	2.9
Finance — Credit Card	2.9
Electronic Components — Semiconductors	2.6
Internet Content — Entertainment	2.6
Oil Companies — Integrated	2.2
Insurance — Property/Casualty	2.0
Telephone — Integrated	2.0
Medical — Biomedical/Gene	1.9
Aerospace/Defense	1.9
Banks — Super Regional	1.8
Beverages — Non-alcoholic	1.7
Commercial Services — Finance	1.7
Medical — HMO	1.6
Medical Products	1.6
Cosmetics & Toiletries	1.6
Retail — Discount	1.5
Oil Companies — Exploration & Production	1.4
Diversified Manufacturing Operations	1.4
Retail — Restaurants	1.3
Retail — Building Products	1.3
Computer Services	1.2
Medical Instruments	1.2
Cable/Satellite TV	1.1
Transport — Rail	1.1
Networking Products	1.1
Insurance — Multi-line	1.1
Multimedia	1.1
Tobacco	0.9
Diagnostic Equipment	0.8
Chemicals — Diversified	0.8
Food — Misc./Diversified	0.8
Aerospace/Defense — Equipment	0.7
Industrial Gases	0.6
Finance — Other Services	0.6
Instruments — Controls	0.6
Electronic Forms	0.6
Semiconductor Components — Integrated Circuits	0.6
Insurance Brokers	0.6
Enterprise Software/Service	0.6
Investment Management/Advisor Services	0.5
Transport — Services	0.5
Data Processing/Management	0.5
Pharmacy Services	0.5
Banks — Commercial	0.5
Insurance — Life/Health	0.5
Oil Refining & Marketing	0.4
Athletic Footwear	0.4
Pipelines	0.4
E-Commerce/Services	0.4
Airlines	0.4
Oil — Field Services	0.4
Computer Aided Design	0.4
Auto — Cars/Light Trucks	0.4
Semiconductor Equipment	0.4
Retail — Auto Parts	0.4
Commercial Services	0.3
Banks — Fiduciary	0.3
Entertainment Software	0.3
Machinery — Construction & Mining	0.3
Apparel Manufacturers	0.3
Retail — Major Department Stores	0.3
Finance — Investment Banker/Broker	0.3

Electronic Measurement Instruments	0.3
Consumer Products — Misc.	0.3
Hotels/Motels	0.3
Non-Hazardous Waste Disposal	0.3
Computer Software	0.3
Electric Products — Misc.	0.2
Electronic Connectors	0.2
Cruise Lines	0.2
Distribution/Wholesale	0.2
Medical Labs & Testing Services	0.2
Electric — Distribution	0.2
Medical — Wholesale Drug Distribution	0.2
Retail — Apparel/Shoe	0.2
Machinery — General Industrial	0.2
Machinery — Farming	0.2
Medical — Hospitals	0.2
Retail — Drug Store	0.2
Beverages — Wine/Spirits	0.2
Building — Residential/Commercial	0.2
Consulting Services	0.2
Computers — Memory Devices	0.2
Building Products — Air & Heating	0.2
Coatings/Paint	0.2
Dental Supplies & Equipment	0.1
Food — Meat Products	0.1
Food — Wholesale/Distribution	0.1
Machinery — Pumps	0.1
Food — Confectionery	0.1
Broadcast Services/Program	0.1
Building Products — Cement	0.1
Tools — Hand Held	0.1
Gold Mining	0.1
Advertising Agencies	0.1
Wireless Equipment	0.1
Auto/Truck Parts & Equipment — Original	0.1
Instruments — Scientific	0.1
Containers — Paper/Plastic	0.1
Casino Hotels	0.1
Auto — Heavy Duty Trucks	0.1
Medical Information Systems	0.1
Telecom Equipment — Fiber Optics	0.1
Gas — Distribution	0.1
Finance — Consumer Loans	0.1
Engines — Internal Combustion	0.1
Diagnostic Kits	0.1
Agricultural Operations	0.1
Web Hosting/Design	0.1
Containers — Metal/Glass	0.1
Water	0.1
Chemicals — Specialty	0.1
Repurchase Agreements	0.1
Retail — Perfume & Cosmetics	0.1
Decision Support Software	0.1
Soap & Cleaning Preparation	0.1
U.S. Government Treasuries	0.1
Food — Retail	0.1
Industrial Automated/Robotic	0.1
Television	0.1
Paper & Related Products	0.1
Agricultural Chemicals	0.1
Respiratory Products	0.1
Retail — Consumer Electronics	0.1
Steel — Producers	0.1
Retail — Regional Department Stores	0.1
Toys	0.1
Real Estate Management/Services	0.1
Metal — Copper	0.1
Medical — Generic Drugs	0.1
Retail — Automobile	0.1

215

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Disposable Medical Products	0.1%
Engineering/R&D Services	0.1
Retail — Gardening Products	0.1
Internet Security	0.1

99.9%

*	Calculated as a percentage of net assets

216

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	77,583	$1,646,311
Omnicom Group, Inc.	45,087	3,487,931

		5,134,242

Aerospace/Defense — 1.9%
Boeing Co.	105,906	36,178,549
General Dynamics Corp.	54,611	8,782,541
Lockheed Martin Corp.	49,549	16,774,318
Northrop Grumman Corp.	34,212	10,374,789
Raytheon Co.	56,888	9,926,956
TransDigm Group, Inc.†	9,808	4,324,838

		86,361,991

Aerospace/Defense - Equipment — 0.7%
Arconic, Inc.	81,277	1,779,966
Harris Corp.	23,776	4,450,630
L3 Technologies, Inc.	15,987	3,869,813
United Technologies Corp.	163,382	20,635,147

		30,735,556

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	44,926	1,807,822
Mosaic Co.	71,479	1,534,654

		3,342,476

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	112,892	4,326,021

Airlines — 0.4%
Alaska Air Group, Inc.	24,816	1,444,291
American Airlines Group, Inc.	80,555	2,193,513
Delta Air Lines, Inc.	124,532	6,413,398
Southwest Airlines Co.	100,259	4,772,329
United Continental Holdings, Inc.†	45,159	3,506,596

		18,330,127

Apparel Manufacturers — 0.3%
Capri Holdings, Ltd.†	30,764	999,214
Hanesbrands, Inc.	72,848	1,081,793
Kontoor Brands, Inc.†	9,341	273,683
PVH Corp.	15,265	1,300,425
Ralph Lauren Corp.	10,630	1,117,532
Tapestry, Inc.	58,448	1,669,275
Under Armour, Inc., Class A†#	37,850	862,980
Under Armour, Inc., Class C†	38,808	785,086
VF Corp.	65,385	5,353,724

		13,443,712

Appliances — 0.0%
Whirlpool Corp.	12,824	1,473,221

Applications Software — 4.9%
Intuit, Inc.	52,218	12,785,577
Microsoft Corp.	1,546,400	191,258,752
salesforce.com, Inc.†	154,192	23,346,211

		227,390,540

Athletic Footwear — 0.4%
NIKE, Inc., Class B	253,717	19,571,729

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	787,630	7,498,238
General Motors Co.	264,207	8,808,661

		16,306,899

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	69,884	$4,599,765

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC	52,413	3,356,528
BorgWarner, Inc.	41,864	1,485,335

		4,841,863

Banks - Commercial — 0.5%
BB&T Corp.	153,921	7,195,807
Citizens Financial Group, Inc.	92,796	3,023,294
First Republic Bank	33,213	3,222,325
M&T Bank Corp.	27,921	4,456,192
Regions Financial Corp.	205,129	2,836,934
SVB Financial Group†	10,608	2,136,451
Zions Bancorp NA	37,522	1,616,072

		24,487,075

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	177,060	7,558,691
Northern Trust Corp.	44,023	3,764,847
State Street Corp.	76,322	4,216,791

		15,540,329

Banks - Super Regional — 1.8%
Comerica, Inc.	32,048	2,205,543
Fifth Third Bancorp	155,214	4,113,171
Huntington Bancshares, Inc.	210,994	2,669,074
KeyCorp	203,329	3,247,164
PNC Financial Services Group, Inc.	91,429	11,635,255
SunTrust Banks, Inc.	89,342	5,361,413
US Bancorp	303,261	15,223,702
Wells Fargo & Co.	825,277	36,617,541

		81,072,863

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.	775,558	38,103,164
Monster Beverage Corp.†	78,823	4,875,991
PepsiCo, Inc.	283,126	36,240,128

		79,219,283

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	33,518	1,675,230
Constellation Brands, Inc., Class A	33,568	5,923,073

		7,598,303

Brewery — 0.0%
Molson Coors Brewing Co., Class B	37,824	2,079,564

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	31,649	862,752
Discovery, Inc., Class C†	72,650	1,862,746
Fox Corp., Class A	71,109	2,505,170
Fox Corp., Class B	32,726	1,135,919

		6,366,587

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	28,328	1,361,444

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	183,965	7,086,332

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	12,584	2,648,932
Vulcan Materials Co.	26,572	3,319,109

		5,968,041

217

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Wood — 0.0%
Masco Corp.	59,358	$2,072,781

Building - Maintenance & Services — 0.0%
Rollins, Inc.	29,708	1,116,130

Building - Residential/Commercial — 0.2%
D.R. Horton, Inc.	68,492	2,928,718
Lennar Corp., Class A	57,635	2,862,154
PulteGroup, Inc.	51,391	1,593,121

		7,383,993

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	34,975	13,178,580
Comcast Corp., Class A	910,343	37,324,063
DISH Network Corp., Class A†	46,248	1,670,015

		52,172,658

Casino Hotels — 0.1%
MGM Resorts International	102,809	2,551,720
Wynn Resorts, Ltd.	19,525	2,095,618

		4,647,338

Chemicals - Diversified — 0.8%
Celanese Corp.	25,819	2,450,998
Dow, Inc.	151,489	7,083,625
DuPont de Nemours, Inc.	454,467	13,870,333
Eastman Chemical Co.	28,174	1,829,056
FMC Corp.	27,142	1,993,580
LyondellBasell Industries NV, Class A	61,344	4,554,792
PPG Industries, Inc.	47,548	4,975,898

		36,758,282

Chemicals - Specialty — 0.1%
Albemarle Corp.#	21,316	1,349,303
International Flavors & Fragrances, Inc.#	20,419	2,765,141

		4,114,444

Coatings/Paint — 0.2%
Sherwin-Williams Co.	16,445	6,897,855

Commercial Services — 0.3%
Cintas Corp.	17,068	3,786,195
Ecolab, Inc.	51,057	9,399,083
Nielsen Holdings PLC	71,644	1,628,468
Quanta Services, Inc.	28,491	990,347

		15,804,093

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	87,805	14,059,337
Equifax, Inc.	24,329	2,941,376
FleetCor Technologies, Inc.†	17,306	4,468,582
Global Payments, Inc.	31,766	4,893,235
H&R Block, Inc.#	41,426	1,087,432
IHS Markit, Ltd.†	73,258	4,204,277
Moody’s Corp.	33,493	6,125,200
PayPal Holdings, Inc.†	236,470	25,952,582
S&P Global, Inc.	50,107	10,716,885
Total System Services, Inc.	32,807	4,052,649

		78,501,555

Computer Aided Design — 0.4%
ANSYS, Inc.†	16,886	3,031,037
Autodesk, Inc.†	44,144	7,103,211
Cadence Design Systems, Inc.†	56,515	3,592,658
Synopsys, Inc.†	30,168	3,512,762

		17,239,668

Security Description	Shares	Value (Note 2)

Computer Data Security — 0.0%
Fortinet, Inc.†	29,234	$2,118,880

Computer Services — 1.2%
Accenture PLC, Class A	128,483	22,878,968
Cognizant Technology Solutions Corp., Class A	115,916	7,178,678
DXC Technology Co.	54,072	2,570,583
International Business Machines Corp.	179,361	22,777,053

		55,405,282

Computer Software — 0.3%
Akamai Technologies, Inc.†	32,897	2,479,118
Citrix Systems, Inc.	25,223	2,373,989
Red Hat, Inc.†	35,627	6,566,056

		11,419,163

Computers — 3.6%
Apple, Inc.	902,884	158,067,902
Hewlett Packard Enterprise Co.	277,539	3,807,835
HP, Inc.	309,090	5,773,801

		167,649,538

Computers - Memory Devices — 0.2%
NetApp, Inc.	49,780	2,946,976
Seagate Technology PLC	51,676	2,162,641
Western Digital Corp.	58,623	2,181,948

		7,291,565

Consulting Services — 0.2%
Gartner, Inc.†	18,082	2,735,807
Verisk Analytics, Inc.	32,956	4,613,840

		7,349,647

Consumer Products - Misc. — 0.3%
Clorox Co.	25,832	3,844,060
Kimberly-Clark Corp.	69,423	8,878,507

		12,722,567

Containers - Metal/Glass — 0.1%
Ball Corp.	67,389	4,137,011

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	19,047	1,696,707
Sealed Air Corp.	31,369	1,314,361
WestRock Co.	51,473	1,678,020

		4,689,088

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	173,678	12,091,462
Coty, Inc., Class A	60,569	747,421
Estee Lauder Cos., Inc., Class A	43,992	7,084,032
Procter & Gamble Co.	504,215	51,888,766

		71,811,681

Cruise Lines — 0.2%
Carnival Corp.	80,706	4,131,340
Norwegian Cruise Line Holdings, Ltd.†	43,869	2,400,073
Royal Caribbean Cruises, Ltd.	34,574	4,209,730

		10,741,143

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	23,316	2,911,469
Fidelity National Information Services, Inc.	65,087	7,829,966
Fiserv, Inc.†#	78,928	6,776,758
Jack Henry & Associates, Inc.	15,556	2,041,258
Paychex, Inc.	64,415	5,526,163

		25,085,614

218

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Decision Support Software — 0.1%
MSCI, Inc.	16,996	$3,739,290

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	14,670	4,171,415
DENTSPLY SIRONA, Inc.	47,161	2,540,563

		6,711,978

Diagnostic Equipment — 0.8%
Danaher Corp.	126,639	16,717,615
Thermo Fisher Scientific, Inc.	81,143	21,663,558

		38,381,173

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	17,336	4,330,013

Dialysis Centers — 0.0%
DaVita, Inc.†	25,489	1,106,732

Disposable Medical Products — 0.1%
Teleflex, Inc.	9,276	2,674,271

Distribution/Wholesale — 0.2%
Copart, Inc.†	40,477	2,893,296
Fastenal Co.	115,354	3,528,679
LKQ Corp.†	63,446	1,627,390
WW Grainger, Inc.	9,091	2,379,023

		10,428,388

Diversified Banking Institutions — 3.7%
Bank of America Corp.	1,810,530	48,160,098
Citigroup, Inc.	473,970	29,457,236
Goldman Sachs Group, Inc.	69,033	12,597,832
JPMorgan Chase & Co.	659,951	69,928,408
Morgan Stanley	261,760	10,651,014

		170,794,588

Diversified Manufacturing Operations — 1.4%
3M Co.	116,058	18,540,265
A.O. Smith Corp.	28,582	1,157,571
Eaton Corp. PLC	85,381	6,360,031
General Electric Co.	1,754,583	16,563,263
Illinois Tool Works, Inc.	60,842	8,495,977
Ingersoll-Rand PLC	48,811	5,776,294
Parker-Hannifin Corp.	26,075	3,971,744
Textron, Inc.	47,302	2,142,781

		63,007,926

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	83,166	147,625,471
eBay, Inc.	173,338	6,228,034

		153,853,505

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	9,073	15,026,884
Cars.com, Inc.†#	1	21
Expedia Group, Inc.	23,566	2,710,090
TripAdvisor, Inc.†	20,715	875,623

		18,612,618

Electric Products - Misc. — 0.2%
AMETEK, Inc.	45,780	3,748,924
Emerson Electric Co.	123,882	7,462,652

		11,211,576

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	101,020	2,873,009

Security Description	Shares	Value (Note 2)

Electric - Distribution (continued)
Sempra Energy	55,235	$7,260,641

		10,133,650

Electric - Integrated — 3.0%
AES Corp.	133,491	2,109,158
Alliant Energy Corp.	47,583	2,258,289
Ameren Corp.	49,309	3,616,322
American Electric Power Co., Inc.	99,427	8,562,653
CMS Energy Corp.	57,122	3,205,115
Consolidated Edison, Inc.	64,716	5,584,991
Dominion Energy, Inc.	161,108	12,112,100
DTE Energy Co.	36,669	4,600,859
Duke Energy Corp.	146,535	12,544,861
Edison International	65,670	3,898,828
Entergy Corp.	38,211	3,709,142
Evergy, Inc.	51,323	2,983,919
Eversource Energy	63,891	4,717,711
Exelon Corp.	195,461	9,397,765
FirstEnergy Corp.	101,514	4,186,437
NextEra Energy, Inc.	96,379	19,103,282
Pinnacle West Capital Corp.	22,604	2,122,742
PPL Corp.	145,311	4,324,455
Public Service Enterprise Group, Inc.	101,878	5,986,351
Southern Co.	208,525	11,156,088
WEC Energy Group, Inc.	63,583	5,121,611
Xcel Energy, Inc.	103,643	5,942,890

		137,245,569

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	24,440	1,869,171

Electronic Components - Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	177,575	4,867,331
Broadcom, Inc.	79,838	20,090,434
Intel Corp.	906,410	39,918,297
IPG Photonics Corp.†	7,153	895,341
Microchip Technology, Inc.#	47,763	3,822,473
Micron Technology, Inc.†	225,956	7,368,425
NVIDIA Corp.	122,145	16,545,762
Qorvo, Inc.†	24,749	1,514,144
Skyworks Solutions, Inc.	35,084	2,337,647
Texas Instruments, Inc.	189,159	19,731,175
Xilinx, Inc.	51,027	5,220,572

		122,311,601

Electronic Connectors — 0.2%
Amphenol Corp., Class A	60,082	5,227,134
TE Connectivity, Ltd.	68,299	5,752,825

		10,979,959

Electronic Forms — 0.6%
Adobe, Inc.†	98,305	26,630,824

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	64,018	4,292,407
FLIR Systems, Inc.	27,304	1,319,602
Fortive Corp.	59,354	4,519,807
Keysight Technologies, Inc.†	37,841	2,842,995

		12,974,811

Electronic Security Devices — 0.0%
Allegion PLC	19,038	1,847,638

Engineering/R&D Services — 0.1%
Fluor Corp.	28,134	779,875

219

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services (continued)
Jacobs Engineering Group, Inc.	23,622	$1,778,500

		2,558,375

Engines - Internal Combustion — 0.1%
Cummins, Inc.	29,175	4,398,423

Enterprise Software/Service — 0.6%
Oracle Corp.	513,598	25,988,059

Entertainment Software — 0.3%
Activision Blizzard, Inc.	153,957	6,677,115
Electronic Arts, Inc.†	60,386	5,620,729
Take-Two Interactive Software, Inc.†	22,809	2,466,793

		14,764,637

Finance - Consumer Loans — 0.1%
Synchrony Financial	131,632	4,426,784

Finance - Credit Card — 2.9%
Alliance Data Systems Corp.	9,187	1,263,212
American Express Co.	139,390	15,989,427
Capital One Financial Corp.	94,305	8,097,970
Discover Financial Services	66,189	4,934,390
Mastercard, Inc., Class A	181,941	45,756,342
Visa, Inc., Class A	352,763	56,911,255
Western Union Co.#	87,857	1,704,426

		134,657,022

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	239,104	9,949,118
E*TRADE Financial Corp.	49,646	2,224,141
Jefferies Financial Group, Inc.	53,008	936,651

		13,109,910

Finance - Other Services — 0.6%
Cboe Global Markets, Inc.	22,615	2,454,632
CME Group, Inc.	72,113	13,854,349
Intercontinental Exchange, Inc.	114,586	9,420,115
Nasdaq, Inc.	23,340	2,115,538

		27,844,634

Food - Confectionery — 0.1%
Hershey Co.	28,024	3,698,047
J.M. Smucker Co.	22,930	2,787,371

		6,485,418

Food - Meat Products — 0.1%
Hormel Foods Corp.#	54,954	2,170,133
Tyson Foods, Inc., Class A	59,512	4,516,366

		6,686,499

Food - Misc./Diversified — 0.8%
Campbell Soup Co.#	38,832	1,409,990
Conagra Brands, Inc.	97,879	2,620,221
General Mills, Inc.	120,280	5,946,643
Kellogg Co.	50,600	2,659,536
Kraft Heinz Co.	125,352	3,465,983
Lamb Weston Holdings, Inc.	29,527	1,749,475
McCormick & Co., Inc.	24,712	3,856,060
Mondelez International, Inc., Class A	291,085	14,801,672

		36,509,580

Food - Retail — 0.1%
Kroger Co.	160,792	3,667,666

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	95,214	6,552,627

Security Description	Shares	Value (Note 2)

Gas - Distribution — 0.1%
Atmos Energy Corp.	23,559	$2,398,306
NiSource, Inc.	75,080	2,090,978

		4,489,284

Gold Mining — 0.1%
Newmont Goldcorp Corp.	164,716	5,450,452

Home Decoration Products — 0.0%
Newell Brands, Inc.	78,402	1,052,155

Home Furnishings — 0.0%
Leggett & Platt, Inc.	26,419	938,139

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	59,026	5,279,286
Marriott International, Inc., Class A	56,824	7,093,908

		12,373,194

Human Resources — 0.0%
Robert Half International, Inc.	24,001	1,287,894

Independent Power Producers — 0.0%
NRG Energy, Inc.	56,638	1,927,958

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	24,095	3,586,541

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	44,269	9,012,726
Linde PLC	111,070	20,053,688

		29,066,414

Instruments - Controls — 0.6%
Honeywell International, Inc.	146,954	24,146,012
Mettler-Toledo International, Inc.†	4,997	3,613,280

		27,759,292

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	22,332	1,928,145
Waters Corp.†	14,414	2,893,034

		4,821,179

Insurance Brokers — 0.6%
Aon PLC	48,374	8,710,706
Arthur J. Gallagher & Co.	37,099	3,123,736
Marsh & McLennan Cos., Inc.	101,809	9,732,940
Willis Towers Watson PLC	26,021	4,566,686

		26,134,068

Insurance - Life/Health — 0.5%
Aflac, Inc.	151,236	7,758,407
Lincoln National Corp.	41,177	2,447,972
Principal Financial Group, Inc.	52,170	2,690,407
Prudential Financial, Inc.	82,437	7,615,530
Torchmark Corp.	20,441	1,747,910
Unum Group	43,259	1,362,226

		23,622,452

Insurance - Multi-line — 1.1%
Allstate Corp.	66,910	6,390,574
American International Group, Inc.(1)	175,253	8,950,171
Assurant, Inc.	12,436	1,243,103
Chubb, Ltd.	92,390	13,495,407
Cincinnati Financial Corp.	30,543	3,000,544
Hartford Financial Services Group, Inc.	72,453	3,815,375
Loews Corp.	55,215	2,835,842
MetLife, Inc.	192,946	8,916,035

		48,647,051

220

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 2.0%
Berkshire Hathaway, Inc., Class B†	391,942	$77,377,190
Progressive Corp.	117,689	9,330,384
Travelers Cos., Inc.	53,088	7,728,020

		94,435,594

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	8,198	2,030,317

Internet Content - Entertainment — 2.6%
Facebook, Inc., Class A†	480,825	85,332,013
Netflix, Inc.†	88,000	30,208,640
Twitter, Inc.†	146,832	5,350,558

		120,891,211

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	11,980	1,582,318

Internet Security — 0.1%
Symantec Corp.	128,839	2,413,154

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	10,491	879,355
Ameriprise Financial, Inc.	27,311	3,775,199
BlackRock, Inc.	24,527	10,192,440
Franklin Resources, Inc.	59,563	1,895,295
Invesco, Ltd.	80,033	1,563,845
Raymond James Financial, Inc.	25,584	2,112,727
T. Rowe Price Group, Inc.	47,621	4,816,388

		25,235,249

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	116,006	13,898,679

Machinery - Farming — 0.2%
Deere & Co.	64,195	8,998,213

Machinery - General Industrial — 0.2%
Roper Technologies, Inc.	20,883	7,182,081
Wabtec Corp.#	31,976	1,994,663

		9,176,744

Machinery - Pumps — 0.1%
Dover Corp.	29,215	2,612,113
Flowserve Corp.	26,401	1,226,327
Xylem, Inc.	36,191	2,686,096

		6,524,536

Medical Information Systems — 0.1%
Cerner Corp.	65,378	4,574,499

Medical Instruments — 1.2%
Boston Scientific Corp.†	279,353	10,729,949
Edwards Lifesciences Corp.†	41,877	7,148,404
Intuitive Surgical, Inc.†	23,077	10,727,343
Medtronic PLC	270,320	25,026,226

		53,631,922

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	31,894	4,332,800
Laboratory Corp. of America Holdings†	19,873	3,231,549
Quest Diagnostics, Inc.	27,062	2,595,516

		10,159,865

Medical Products — 1.6%
Abbott Laboratories	354,004	26,950,324
ABIOMED, Inc.†	9,088	2,380,329
Baxter International, Inc.	96,074	7,055,675
Becton Dickinson and Co.	54,232	12,659,918

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Cooper Cos., Inc.	9,945	$2,961,521
Henry Schein, Inc.†	30,517	1,967,126
Hologic, Inc.†	53,976	2,375,484
Stryker Corp.	62,344	11,423,915
Varian Medical Systems, Inc.†	18,297	2,310,179
Zimmer Biomet Holdings, Inc.	41,205	4,694,486

		74,778,957

Medical - Biomedical/Gene — 1.9%
Alexion Pharmaceuticals, Inc.†	45,042	5,120,375
Amgen, Inc.	125,425	20,908,347
Biogen, Inc.†	39,648	8,694,410
Celgene Corp.†	141,566	13,277,475
Gilead Sciences, Inc.	257,090	16,003,852
Illumina, Inc.†	29,629	9,093,436
Incyte Corp.†	35,809	2,815,662
Regeneron Pharmaceuticals, Inc.†	15,798	4,766,573
Vertex Pharmaceuticals, Inc.†	51,529	8,563,089

		89,243,219

Medical - Drugs — 5.1%
AbbVie, Inc.	297,316	22,807,110
Allergan PLC	63,018	7,682,524
Bristol-Myers Squibb Co.	329,081	14,930,405
Eli Lilly & Co.	174,152	20,191,183
Johnson & Johnson	536,778	70,398,435
Merck & Co., Inc.	520,268	41,210,428
Nektar Therapeutics†	35,092	1,099,082
Pfizer, Inc.	1,119,014	46,461,461
Zoetis, Inc.	96,500	9,751,325

		234,531,953

Medical - Generic Drugs — 0.1%
Mylan NV†	103,930	1,746,024
Perrigo Co. PLC	25,195	1,058,694

		2,804,718

Medical - HMO — 1.6%
Anthem, Inc.	51,803	14,400,198
Centene Corp.†	83,278	4,809,305
Humana, Inc.	27,326	6,691,044
UnitedHealth Group, Inc.	193,403	46,764,845
WellCare Health Plans, Inc.†	10,077	2,783,167

		75,448,559

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	53,827	6,510,914
Universal Health Services, Inc., Class B	16,836	2,012,744

		8,523,658

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	31,485	2,451,422
Cardinal Health, Inc.	60,068	2,527,061
McKesson Corp.	38,664	4,722,421

		9,700,904

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	292,065	2,835,951

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	32,157	1,052,177

Multimedia — 1.1%
Viacom, Inc., Class B	71,279	2,069,229
Walt Disney Co.	352,118	46,493,661

		48,562,890

221

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 1.1%
Arista Networks, Inc.†	10,532	$2,576,022
Cisco Systems, Inc.	887,267	46,164,502

		48,740,524

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	43,432	3,673,913
Waste Management, Inc.	78,583	8,593,051

		12,266,964

Office Automation & Equipment — 0.0%
Xerox Corp.	40,284	1,233,093

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	16,928	1,761,528

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	22,051	1,078,514

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp.	100,694	7,085,837
Apache Corp.	75,666	1,972,613
Cabot Oil & Gas Corp.	85,334	2,135,057
Cimarex Energy Co.	20,449	1,169,478
Concho Resources, Inc.	40,431	3,962,642
ConocoPhillips	228,649	13,481,145
Devon Energy Corp.	83,698	2,105,842
Diamondback Energy, Inc.	31,145	3,054,079
EOG Resources, Inc.	116,915	9,573,000
Hess Corp.	51,306	2,865,953
Marathon Oil Corp.	164,976	2,169,434
Noble Energy, Inc.	97,470	2,085,858
Occidental Petroleum Corp.	151,077	7,519,102
Pioneer Natural Resources Co.	33,937	4,817,697

		63,997,737

Oil Companies - Integrated — 2.2%
Chevron Corp.	382,974	43,601,590
Exxon Mobil Corp.	854,004	60,437,863

		104,039,453

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	77,284	1,611,371

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	31,666	1,202,675
Marathon Petroleum Corp.	135,773	6,244,200
Phillips 66	84,558	6,832,287
Valero Energy Corp.	84,173	5,925,779

		20,204,941

Oil - Field Services — 0.4%
Baker Hughes a GE Co., LLC	103,478	2,215,464
Halliburton Co.	175,869	3,744,251
Schlumberger, Ltd.	279,355	9,690,825
TechnipFMC PLC	85,758	1,783,766

		17,434,306

Paper & Related Products — 0.1%
International Paper Co.	80,671	3,345,426

Pharmacy Services — 0.5%
Cigna Corp.	76,604	11,338,924
CVS Health Corp.	261,438	13,691,508

		25,030,432

Pipelines — 0.4%
Kinder Morgan, Inc.	392,383	7,828,041
ONEOK, Inc.	82,964	5,278,169

Security Description	Shares	Value (Note 2)

Pipelines (continued)
Williams Cos., Inc.	244,084	$6,438,936

		19,545,146

Publishing - Newspapers — 0.0%
News Corp., Class A	77,666	884,616
News Corp., Class B	24,947	290,632

		1,175,248

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	22,722	3,326,728
American Tower Corp.	88,915	18,562,785
Apartment Investment & Management Co., Class A	32,320	1,614,384
AvalonBay Communities, Inc.	27,917	5,667,430
Boston Properties, Inc.	31,143	4,074,439
Crown Castle International Corp.	83,761	10,889,768
Digital Realty Trust, Inc.	41,888	4,931,055
Duke Realty Corp.	72,409	2,178,787
Equinix, Inc.	16,794	8,158,357
Equity Residential	74,563	5,709,289
Essex Property Trust, Inc.	13,242	3,863,221
Extra Space Storage, Inc.	25,658	2,749,511
Federal Realty Investment Trust	14,989	1,959,512
HCP, Inc.	96,300	3,053,673
Host Hotels & Resorts, Inc.	149,248	2,702,881
Iron Mountain, Inc.	57,719	1,769,087
Kimco Realty Corp.	84,935	1,477,869
Macerich Co.	21,339	775,246
Mid-America Apartment Communities, Inc.	22,955	2,621,002
Prologis, Inc.	127,053	9,359,994
Public Storage	30,248	7,195,394
Realty Income Corp.	61,232	4,291,139
Regency Centers Corp.	33,762	2,226,941
SBA Communications Corp.†	22,693	4,910,992
Simon Property Group, Inc.	62,274	10,093,993
SL Green Realty Corp.	16,867	1,450,562
UDR, Inc.	55,551	2,487,574
Ventas, Inc.	71,792	4,616,226
Vornado Realty Trust	34,947	2,314,540
Welltower, Inc.	77,874	6,324,926
Weyerhaeuser Co.	150,469	3,430,693

		144,787,998

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	62,953	2,876,952

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	16,041	1,766,114

Respiratory Products — 0.1%
ResMed, Inc.	28,884	3,296,242

Retail - Apparel/Shoe — 0.2%
Foot Locker, Inc.	22,754	895,370
Gap, Inc.	43,053	804,230
L Brands, Inc.	46,027	1,033,766
Ross Stores, Inc.	74,696	6,945,981

		9,679,347

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	14,445	2,238,975
AutoZone, Inc.†	5,030	5,166,363
Genuine Parts Co.	29,416	2,909,243
O’Reilly Automotive, Inc.†	15,797	5,866,532

		16,181,113

Retail - Automobile — 0.1%
CarMax, Inc.†#	34,282	2,683,595

222

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Building Products — 1.3%
Home Depot, Inc.	227,665	$43,222,200
Lowe’s Cos., Inc.	161,449	15,059,963

		58,282,163

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	47,189	2,957,335

Retail - Discount — 1.5%
Costco Wholesale Corp.	88,785	21,271,110
Dollar General Corp.	52,986	6,744,058
Dollar Tree, Inc.†	47,965	4,872,765
Target Corp.	105,180	8,461,731
Walmart, Inc.	286,934	29,106,585

		70,456,249

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	161,636	7,975,120

Retail - Gardening Products — 0.1%
Tractor Supply Co.	24,446	2,463,668

Retail - Jewelry — 0.0%
Tiffany & Co.#	21,866	1,948,479

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	21,610	676,393
TJX Cos., Inc.	249,434	12,544,036

		13,220,429

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	11,357	3,786,197

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.#	33,283	1,641,517
Macy’s, Inc.	61,980	1,274,929

		2,916,446

Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	4,906	3,237,813
Darden Restaurants, Inc.	24,894	2,895,670
McDonald’s Corp.	154,256	30,584,337
Starbucks Corp.	250,659	19,065,124
Yum! Brands, Inc.	61,761	6,321,238

		62,104,182

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	79,252	1,218,103

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	74,237	7,172,779
Maxim Integrated Products, Inc.	55,106	2,898,025
QUALCOMM, Inc.	243,948	16,300,605

		26,371,409

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	191,359	7,403,680
KLA-Tencor Corp.	33,298	3,432,025
Lam Research Corp.	30,756	5,370,305

		16,206,010

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	8,371	1,717,060

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	49,564	3,688,057

Steel - Producers — 0.1%
Nucor Corp.	61,552	2,954,496

Security Description	Shares	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	158,578	$4,573,390

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	70,127	1,725,825

Telephone - Integrated — 2.0%
AT&T, Inc.	1,468,271	44,899,727
CenturyLink, Inc.	191,678	2,003,035
Verizon Communications, Inc.	832,843	45,265,017

		92,167,779

Television — 0.1%
CBS Corp., Class B	70,077	3,383,318

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	12,388	1,679,193

Tobacco — 0.9%
Altria Group, Inc.	377,807	18,535,211
Philip Morris International, Inc.	313,327	24,166,912

		42,702,123

Tools - Hand Held — 0.1%
Snap-on, Inc.	11,210	1,747,863
Stanley Black & Decker, Inc.	30,507	3,881,101

		5,628,964

Toys — 0.1%
Hasbro, Inc.	23,336	2,220,187
Mattel, Inc.†#	69,618	685,737

		2,905,924

Transport - Rail — 1.1%
CSX Corp.	156,177	11,630,501
Kansas City Southern	20,346	2,304,795
Norfolk Southern Corp.	53,908	10,519,607
Union Pacific Corp.	145,703	24,300,347

		48,755,250

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	27,584	2,196,514
Expeditors International of Washington, Inc.	34,602	2,407,953
FedEx Corp.	48,406	7,468,078
United Parcel Service, Inc., Class B	140,283	13,035,096

		25,107,641

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	17,534	1,492,845

Water — 0.1%
American Water Works Co., Inc.	36,433	4,117,658

Water Treatment Systems — 0.0%
Pentair PLC	31,776	1,106,440

Web Hosting/Design — 0.1%
VeriSign, Inc.†	21,235	4,140,400

Web Portals/ISP — 2.9%
Alphabet, Inc., Class A†	60,339	66,765,104
Alphabet, Inc., Class C†	61,954	68,374,293

		135,139,397

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	33,030	4,952,848

Total Long-Term Investment Securities
(cost $2,214,380,021)		4,623,034,656

223

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.37%(2)(3)	2,450,227	$2,450,227

U.S. Government Treasuries — 0.1%
United States Treasury Bills
2.40% due 07/11/2019(4)	$250,000	249,395
2.45% due 09/05/2019(4)	750,000	745,469
2.49% due 07/18/2019(4)	1,500,000	1,495,697
2.50% due 07/18/2019(4)	1,200,000	1,196,557

		3,687,118

Total Short-Term Investment Securities
(cost $6,135,870)		6,137,345

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $3,800,158 collateralized by $3,875,000 of United States Treasury Notes, bearing interest at 2.00% due 10/31/2022 and having an approximate value of $3,878,259. (cost $3,800,000)	3,800,000	3,800,000

TOTAL INVESTMENTS
(cost $2,224,315,891)(5)	99.9%	4,632,972,001
Other assets less liabilities	0.1	4,573,574

NET ASSETS	100.0%	$4,637,545,575

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of May 31, 2019.
(3)

At May 31, 2019, the Fund had loaned securities with a total value of $26,331,777. This was secured by collateral of $2,450,227, which was received in cash and subsequently invested in short-term investments currently valued at $2,450,227 as reported in the Portfolio of Investments. Additional collateral of $24,954,753 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2019
Federal National Mtg. Assoc.	3.50%	10/01/2047 to 12/01/2047	$749,270
Government National Mtg. Assoc.	3.00% to 4.50%	06/20/2046 to 05/20/2048	40,661
United States Treasury Bills	0.00%	06/11/2019 to 09/19/2019	545,933
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2019 to 02/15/2049	23,618,889

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
150	Long	S&P 500 E-Mini Index	June 2019	$21,127,938	$20,644,500	$(483,438)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$4,623,034,656	$—	$—	$4,623,034,656
Short-Term Investment Securities:
Registered Investment Companies	2,450,227	—	—	2,450,227
U.S. Government Treasuries	—	3,687,118	—	3,687,118
Repurchase Agreements	—	3,800,000	—	3,800,000

Total Investments at Value	$4,625,484,883	$7,487,118	$—	$4,632,972,001

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$483,438	$—	$—	$483,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation (depreciation) as of the end of the reporting period.

See Notes to Financial Statements

224

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2019 (unaudited)

Industry Allocation*

Medical — Drugs	10.7%
Diversified Banking Institutions	9.5
Oil Companies — Exploration & Production	4.7
Electric — Integrated	4.0
Insurance — Multi-line	3.8
Oil Companies — Integrated	3.6
Medical — HMO	3.6
Electronic Components — Semiconductors	3.5
Real Estate Investment Trusts	3.5
Chemicals — Diversified	3.4
Telephone — Integrated	2.9
Networking Products	2.9
Aerospace/Defense — Equipment	2.8
Cable/Satellite TV	2.6
Repurchase Agreements	2.5
Investment Management/Advisor Services	2.3
Medical Instruments	2.3
Banks — Super Regional	2.1
Medical Products	2.1
Semiconductor Components — Integrated Circuits	2.1
Tobacco	2.0
Aerospace/Defense	1.4
Food — Misc./Diversified	1.3
Banks — Commercial	1.2
Building & Construction Products — Misc.	1.2
Insurance — Property/Casualty	1.2
Diversified Manufacturing Operations	1.2
Cosmetics & Toiletries	1.1
Transport — Rail	1.1
Electric — Distribution	1.1
Retail — Building Products	1.1
Food — Wholesale/Distribution	1.0
Hotels/Motels	1.0
Machinery — Construction & Mining	1.0
Finance — Investment Banker/Broker	1.0
E-Commerce/Services	1.0
Electronic Components — Misc.	1.0
Semiconductor Equipment	0.9
Computers — Memory Devices	0.9
Containers — Paper/Plastic	0.9
Wireless Equipment	0.9
Apparel Manufacturers	0.9
Footwear & Related Apparel	0.5

99.8%

*	Calculated as a percentage of net assets

225

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Aerospace/Defense — 1.4%
Lockheed Martin Corp.	4,853	$1,642,935

Aerospace/Defense - Equipment — 2.8%
Harris Corp.	7,380	1,381,462
United Technologies Corp.	15,139	1,912,056

		3,293,518

Apparel Manufacturers — 0.9%
Tapestry, Inc.	36,428	1,040,384

Banks - Commercial — 1.2%
M&T Bank Corp.	9,220	1,471,512

Banks - Super Regional — 2.1%
PNC Financial Services Group, Inc.	19,831	2,523,693

Building & Construction Products - Misc. — 1.2%
Fortune Brands Home & Security, Inc.	30,003	1,441,944

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	74,077	3,037,157

Chemicals - Diversified — 3.4%
Celanese Corp.	12,810	1,216,053
Dow, Inc.	32,148	1,503,241
FMC Corp.	17,892	1,314,167

		4,033,461

Computers - Memory Devices — 0.9%
NetApp, Inc.	18,459	1,092,773

Containers - Paper/Plastic — 0.9%
Sealed Air Corp.	25,741	1,078,548

Cosmetics & Toiletries — 1.1%
Unilever NV	22,306	1,341,037

Diversified Banking Institutions — 9.5%
Bank of America Corp.	138,299	3,678,753
Citigroup, Inc.	43,784	2,721,176
JPMorgan Chase & Co.	45,332	4,803,379

		11,203,308

Diversified Manufacturing Operations — 1.2%
Ingersoll-Rand PLC	11,523	1,363,632

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	700	1,159,354

Electric - Distribution — 1.1%
Sempra Energy	9,970	1,310,556

Electric - Integrated — 4.0%
Dominion Energy, Inc.	24,030	1,806,575
Entergy Corp.	11,970	1,161,928
Eversource Energy	24,216	1,788,110

		4,756,613

Electronic Components - Misc. — 1.0%
nVent Electric PLC	50,015	1,153,346

Electronic Components - Semiconductors — 3.5%
Intel Corp.	71,845	3,164,054
Micron Technology, Inc.†	29,570	964,277

		4,128,331

Finance - Investment Banker/Broker — 1.0%
TD Ameritrade Holding Corp.	23,330	1,160,667

Food - Misc./Diversified — 1.3%
Mondelez International, Inc., Class A	30,001	1,525,551

Food - Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	35,288	1,219,553

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.5%
Skechers U.S.A., Inc., Class A†	19,670	$549,383

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	13,169	1,177,835

Insurance - Multi-line — 3.8%
Assurant, Inc.	12,940	1,293,482
Chubb, Ltd.	14,113	2,061,486
MetLife, Inc.	25,762	1,190,462

		4,545,430

Insurance - Property/Casualty — 1.2%
Intact Financial Corp.	16,352	1,405,938

Investment Management/Advisor Services — 2.3%
BlackRock, Inc.	3,678	1,528,429
Invesco, Ltd.	62,870	1,228,480

		2,756,909

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	9,828	1,177,493

Medical Instruments — 2.3%
Medtronic PLC	29,643	2,744,349

Medical Products — 2.1%
Koninklijke Philips NV	35,598	1,402,618
Zimmer Biomet Holdings, Inc.	9,538	1,086,664

		2,489,282

Medical - Drugs — 10.7%
Allergan PLC	9,926	1,210,079
AstraZeneca PLC ADR	41,949	1,568,054
Eli Lilly & Co.	12,553	1,455,395
Merck & Co., Inc.	37,371	2,960,157
Pfizer, Inc.	86,310	3,583,591
Roche Holding AG	6,921	1,816,217

		12,593,493

Medical - HMO — 3.6%
Anthem, Inc.	8,868	2,465,127
UnitedHealth Group, Inc.	7,139	1,726,210

		4,191,337

Networking Products — 2.9%
Cisco Systems, Inc.	65,820	3,424,615

Oil Companies - Exploration & Production — 4.7%
Concho Resources, Inc.	12,865	1,260,899
EOG Resources, Inc.	19,309	1,581,021
Noble Energy, Inc.	57,210	1,224,294
Pioneer Natural Resources Co.	10,164	1,442,881

		5,509,095

Oil Companies - Integrated — 3.6%
Exxon Mobil Corp.	60,027	4,248,111

Real Estate Investment Trusts — 3.5%
Brixmor Property Group, Inc.	42,909	735,889
Crown Castle International Corp.	16,281	2,116,693
Gaming and Leisure Properties, Inc.	32,140	1,269,209

		4,121,791

Retail - Building Products — 1.1%
Home Depot, Inc.	6,826	1,295,916

Semiconductor Components - Integrated Circuits — 2.1%
Analog Devices, Inc.	14,194	1,371,424
Maxim Integrated Products, Inc.	20,965	1,102,550

		2,473,974

226

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2019 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	10,765	$1,109,549

Telephone - Integrated — 2.9%
Verizon Communications, Inc.	63,787	3,466,823

Tobacco — 2.0%
Philip Morris International, Inc.	29,953	2,310,275

Transport - Rail — 1.1%
Union Pacific Corp.	7,980	1,330,904

Wireless Equipment — 0.9%
Nokia OYJ ADR	212,548	1,073,367

Total Long-Term Investment Securities
(cost $99,426,246)		114,973,742

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 05/31/2019, to be repurchased 06/03/2019 in the amount of $2,945,123 collateralized by $3,030,000 of United States Treasury Notes, bearing interest at 1.75% due 05/31/2022 and having an approximate value of $3,005,972 (cost $2,945,000)	$2,945,000	2,945,000

TOTAL INVESTMENTS
(cost $102,371,246)(1)	99.8%	117,918,742
Other assets less liabilities	0.2	208,598

NET ASSETS	100.0%	$118,127,340

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$111,754,907	$3,218,835	**	$—	$114,973,742
Repurchase Agreements	—	2,945,000		—	2,945,000

Total Investments at Value	$111,754,907	$6,163,835		$—	$117,918,742

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

227

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2019

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$137,697,464	$782,042,650	$50,391,011	$244,550,473	$227,923,989	$908,269,455	$39,266,730
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	166,601,331
Repurchase agreements (cost approximates value)	–	–	–	–	–	4,951,000	–
Cash	13,920	–	802,199	404,472	93,783	44,764,753	487
Foreign cash*	15,047,564	54,319	–	–	–	963	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	830,614	–	–	–	–	–	–
Receivable for:
Fund shares sold	24,057	613,912	31,147	2,157,472	2,551	333,125	13,435
Dividends and interest	338,985	634,353	114,087	1,294,843	512,281	2,983,349	140,189
Investments sold	–	491,370	–	832,984	560,562	3,363,007	440,083
Investments sold on an extended settlement basis	–	–	–	179,306	–	–	2,080,010
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	2,300	1,094	426	1,452	382	2,024	–
Prepaid expenses and other assets	29,540	23,205	8,322	18,700	25,846	24,214	9,807
Due from investment adviser for expense reimbursements/fee waivers	–	–	5,999	–	36,459	–	1,761
Variation margin on futures contracts	72,540	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	326,478	–	–	–	–	–	–

TOTAL ASSETS	154,383,462	783,860,903	51,353,191	249,439,702	229,155,853	964,691,890	208,553,833

LIABILITIES:
Payable for:
Fund shares reacquired	3,930	30,134	9,391	213,100	35,715	115,136	218,630
Investments purchased	4,854,115	1,734,135	24,477	913,283	437,614	4,048,295	411,552
Investments purchased on an extended settlement basis	13,922	–	–	296,595	–	–	2,182,262
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	64,014	496,434	31,879	105,117	162,039	593,039	44,923
Administrative service fee	8,540	45,785	3,038	14,022	13,510	56,303	2,167
Transfer agent fees and expenses	277	704	368	645	266	645	184
Directors’ fees and expenses	8,582	19,454	1,433	8,421	19,338	21,449	3,861
Other accrued expenses	153,195	124,819	59,477	108,808	78,001	143,056	71,332
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	91,625	–	–	–	–	–	585,900
Collateral upon return of securities loaned	1,272,012	173,301	10,875	883,610	–	–	–
Due to broker	–	–	–	–	–	–	1,189,971
Unrealized depreciation on forward foreign currency contracts	370,154	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	6,840,366	2,624,766	140,938	2,543,601	746,483	4,977,923	4,710,782

NET ASSETS	$147,543,096	$781,236,137	$51,212,253	$246,896,101	$228,409,370	$959,713,967	$203,843,051

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$148,918	$407,266	$36,755	$249,911	$113,285	$888,497	$177,452
Additional paid-in capital	149,641,464	390,492,623	39,238,731	239,218,564	173,663,695	911,122,653	188,370,895
Total accumulated earnings (loss)	(2,247,286)	390,336,248	11,936,767	7,427,626	54,632,390	47,702,817	15,294,704

NET ASSETS	$147,543,096	$781,236,137	$51,212,253	$246,896,101	$228,409,370	$959,713,967	$203,843,051

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,891,788	40,726,550	3,675,527	24,991,125	11,328,533	88,849,744	17,745,226
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.91	$19.18	$13.93	$9.88	$20.16	$10.80	$11.49

* Cost
Investment securities (unaffiliated)	$141,083,851	$471,641,916	$44,317,907	$240,584,384	$193,459,905	$927,289,517	$37,114,514

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$158,768,803

Foreign cash	$14,965,949	$54,268	$–	$–	$–	$966	$–

† Including securities on loan	$5,712,156	$7,322,163	$2,110,816	$10,958,599	$969,861	$12,181,194	$–

See Notes to Financial Statements

228

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2019 — (continued)

	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND#	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$826,561,480	$453,621,011	$358,559,756	$310,161,098	$401,734,635	$136,730,252	$1,052,817,526
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	2,699,000	–	255,000	6,216,000	–
Cash	3,814,158	3,185,995	704	3,533,986	419	904	7,111,128
Foreign cash*	4,504,277	323,968	1,571,111	1,218,233	–	–	117,551
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	3,485,545	–	–	–
Due from broker	–	–	–	–	–	–	7
Receivable for:
Fund shares sold	205,399	166,545	94,026	13,328	1,156,537	63,956	86,598
Dividends and interest	3,087,946	1,390,073	1,276,423	2,227,111	318,265	519,153	1,344,438
Investments sold	1,236,195	925,411	–	6,529,678	–	–	4,947,742
Investments sold on an extended settlement basis	–	1,666,903	–	2,984,061	–	519,405	94,982
Receipts on swap contracts	–	–	–	181,764	–	–	–
Securities lending income	10,034	6,978	839	22,532	–	198	26,719
Prepaid expenses and other assets	23,708	16,130	27,368	21,902	37,528	27,805	47,582
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	46,889
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	1,571,284	–	–	109,598

TOTAL ASSETS	839,443,197	461,303,014	364,229,227	331,950,522	403,502,384	144,077,673	1,066,750,760

LIABILITIES:
Payable for:
Fund shares reacquired	263,791	172,775	11,548	167,773	18,391	30,188	399,446
Investments purchased	398,008	1,342,009	–	–	–	–	3,937,329
Investments purchased on an extended settlement basis	–	734,792	–	434,178	8,000,000	518,905	714,645
Payments on swap contracts	–	–	–	196,878	–	–	–
Accrued foreign tax on capital gains	524,384	–	–	17,769	–	–	12,214
Investment advisory and management fees	519,623	286,390	159,530	142,505	135,985	60,037	651,143
Administrative service fee	45,823	26,278	21,281	19,010	22,675	8,009	62,550
Transfer agent fees and expenses	923	645	553	277	1,105	747	461
Directors’ fees and expenses	18,878	10,575	19,635	15,881	24,469	7,674	40,281
Other accrued expenses	466,201	109,118	117,736	191,417	116,336	80,135	161,762
Line of credit	–	–	–	175,000	–	–	–
Variation margin on futures contracts	–	–	81,270	–	–	–	–
Collateral upon return of securities loaned	14,134,802	–	–	4,185,805	–	–	11,569,553
Due to broker	21	–	20	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	713,815	–	–	20,768
Unrealized depreciation on swap contracts	–	–	–	1,987,951	–	–	–

TOTAL LIABILITIES	16,372,454	2,682,582	411,573	8,248,259	8,318,961	705,695	17,570,152

NET ASSETS	$823,070,743	$458,620,432	$363,817,654	$323,702,263	$395,183,423	$143,371,978	$1,049,180,608

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,066,976	$573,583	$140,442	$316,151	$3,951,956	$135,592	$641,850
Additional paid-in capital	820,004,341	417,158,120	271,363,438	319,947,271	391,242,525	140,193,728	725,925,457
Total accumulated earnings (loss)	1,999,426	40,888,729	92,313,774	3,438,841	(11,058)	3,042,658	322,613,301

NET ASSETS	$823,070,743	$458,620,432	$363,817,654	$323,702,263	$395,183,423	$143,371,978	$1,049,180,608

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	106,697,600	57,358,333	14,044,246	31,615,097	395,195,620	13,559,230	64,184,966
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.71	$8.00	$25.91	$10.24	$1.00	$10.57	$16.35

* Cost
Investment securities (unaffiliated)	$776,809,873	$420,568,934	$282,447,955	$340,037,034	$401,734,635	$133,565,587	$839,198,226

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$4,466,336	$324,112	$1,574,021	$1,222,477	$–	$–	$116,862

† Including securities on loan	$15,190,848	$8,922,182	$7,715,497	$4,033,547	$–	$1,382,512	$25,232,016

#	See Note 1

See Notes to Financial Statements

229

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2019 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL VALUE FUND#
ASSETS:
Investment securities, at value (unaffiliated)*†	$116,656,647	$754,949,139	$698,213,549	$1,016,172,414	$197,870,654	$448,548,430	$676,148,989
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	41,466,000	–	–	–
Cash	737,634	–	10,067	991	–	28,995,896	–
Foreign cash*	–	12,092	48,189	5,512,950	1,756,818	1,165,077	7,807,144
Cash collateral for futures contracts	95,000	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	46	–	–	–
Receivable for:
Fund shares sold	19,927	34,994	200,220	166,855	51,955	86,868	151,699
Dividends and interest	213,361	716,229	2,982,220	6,933,655	1,887,163	1,190,996	4,996,793
Investments sold	277,782	1,873,268	–	8,136,134	2,474,023	488,698	1,506,305
Investments sold on an extended settlement basis	–	–	–	1,825,988	544,400	–	3,893,882
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	56	20,989	856	67,303	1,369	17,937	43,017
Prepaid expenses and other assets	13,516	22,557	18,424	48,875	16,576	32,030	36,241
Due from investment adviser for expense reimbursements/fee waivers	11,788	24,605	–	–	–	80,749	43,007
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	2,475,354

TOTAL ASSETS	118,025,711	757,653,873	701,473,525	1,080,331,211	204,602,958	480,606,681	697,102,431

LIABILITIES:
Payable for:
Fund shares reacquired	22,400	209,568	195,452	141,662	43,984	18,160	27,990
Investments purchased	325,655	1,101,109	–	7,154,891	1,141,409	–	2,416,963
Investments purchased on an extended settlement basis	–	–	–	4,472,201	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	578,543	–
Investment advisory and management fees	78,686	632,766	271,178	265,651	85,366	373,988	418,909
Administrative service fee	6,998	42,936	39,908	59,666	11,388	26,930	40,980
Transfer agent fees and expenses	523	368	645	1,291	645	645	737
Directors’ fees and expenses	6,951	18,290	14,010	40,060	8,849	25,966	30,983
Other accrued expenses	72,093	139,072	124,362	330,525	101,141	140,907	219,461
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	9,450	–	–	475,850	–	–	–
Collateral upon return of securities loaned	–	13,437,488	254,200	25,661,919	26,625	12,819,474	2,832,262
Due to broker	1,941	–	–	–	–	260,000	2,629,131
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	524,697	15,581,597	899,755	38,603,716	1,419,407	14,244,613	8,617,416

NET ASSETS	$117,501,014	$742,072,276	$700,573,770	$1,041,727,495	$203,183,551	$466,362,068	$688,485,015

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$57,740	$383,584	$633,087	$1,546,621	$171,865	$410,928	$770,833
Additional paid-in capital	87,134,848	536,837,415	672,828,273	1,025,483,872	204,144,910	432,842,019	757,637,267
Total accumulated earnings (loss)	30,308,426	204,851,277	27,112,410	14,697,002	(1,133,224)	33,109,121	(69,923,085)

NET ASSETS	$117,501,014	$742,072,276	$700,573,770	$1,041,727,495	$203,183,551	$466,362,068	$688,485,015

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	5,774,012	38,358,415	63,308,699	154,662,118	17,186,502	41,092,824	77,083,256
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.35	$19.35	$11.07	$6.74	$11.82	$11.35	$8.93

* Cost
Investment securities (unaffiliated)	$99,366,038	$598,691,347	$685,010,415	$1,041,427,424	$195,917,747	$412,497,682	$755,427,277

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$11,852	$48,799	$5,517,379	$1,760,638	$1,164,905	$7,806,793

† Including securities on loan	$302,093	$95,333,827	$4,346,221	$33,163,060	$5,823,438	$17,374,566	$3,336,765

# See Note 1

See Notes to Financial Statements

230

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2019 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$161,332,803	$477,934,397	$2,883,146,195	$305,238,948	$470,609,794	$1,359,559,257	$156,527,591
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	4,686,000	–	32,032,000	–	29,496,000	4,239,000	6,723,000
Cash	450	490	962	1,238,670	941	47,616,014	260
Foreign cash*	–	–	–	2	–	915,866	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	44	–	–
Receivable for:
Fund shares sold	64,224	32,624	330,182	13,292	1,471,044	23,398	34,207
Dividends and interest	259,317	588,856	3,442,191	201,911	498,655	901,957	33,713
Investments sold	1,281,428	280,858	242,875	80,515	–	3,341,062	1,646,108
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	–	2,657	28,774	3,816	964	17,381	3,749
Prepaid expenses and other assets	11,863	20,730	136,754	16,700	15,730	63,920	9,934
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	4,825	–	8,251
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	167,636,085	478,860,612	2,919,359,933	306,793,854	502,097,997	1,416,677,855	164,986,813

LIABILITIES:
Payable for:
Fund shares reacquired	16,991	120,774	368,958	20,288	13,016	587,268	12,681
Investments purchased	999,191	1,030,865	–	324,117	–	2,461,207	940,996
Investments purchased on an extended settlement basis	–	–	–	–	–	87,619	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	103,241	268,349	687,753	182,553	173,347	1,079,765	119,546
Administrative service fee	9,837	27,967	172,869	17,643	29,757	83,064	9,381
Transfer agent fees and expenses	645	707	1,658	644	1,290	1,260	277
Directors’ fees and expenses	5,193	15,483	125,010	10,295	10,269	57,090	3,545
Other accrued expenses	73,372	95,134	349,278	82,020	42,414	241,940	75,727
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	388,040	–	547,875	–	–
Collateral upon return of securities loaned	–	–	19,952,997	2,868,354	2,010,816	19,244,928	1,912,620
Due to broker	–	–	38	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,208,470	1,559,279	22,046,601	3,505,914	2,828,784	23,844,141	3,074,773

NET ASSETS	$166,427,615	$477,301,333	$2,897,313,332	$303,287,940	$499,269,213	$1,392,833,714	$161,912,040

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$151,297	$304,483	$1,231,997	$195,813	$354,472	$536,661	$115,171
Additional paid-in capital	131,031,835	302,892,027	2,090,847,913	212,230,896	210,214,495	1,052,413,674	125,456,111
Total accumulated earnings (loss)	35,244,483	174,104,823	805,233,422	90,861,231	288,700,246	339,883,379	36,340,758

NET ASSETS	$166,427,615	$477,301,333	$2,897,313,332	$303,287,940	$499,269,213	$1,392,833,714	$161,912,040

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	15,129,716	30,448,271	123,199,682	19,581,328	35,447,190	53,666,058	11,517,062
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.00	$15.68	$23.52	$15.49	$14.08	$25.95	$14.06

* Cost
Investment securities (unaffiliated)	$137,333,480	$344,696,166	$2,352,672,312	$227,534,192	$199,847,861	$1,164,234,025	$137,164,894

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$2	$–	$923,731	$–

† Including securities on loan	$–	$24,050,010	$165,351,189	$23,446,485	$4,788,647	$66,473,179	$34,656,047

See Notes to Financial Statements

231

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2019 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$283,130,764	$1,011,173,849	$210,501,394	$118,758,889	$4,629,172,001	$114,973,742
Investment securities, at value (affiliated)*†	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	7,033,000	32,486,000	–	–	3,800,000	2,945,000
Cash	179,568	129,565	12,104,513	–	977	958
Foreign cash*	4,249	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	48	–	–	–	–
Receivable for:
Fund shares sold	11,476	47,729	10,721	29,705	364,658	1,522
Dividends and interest	246,669	825,630	310,344	59,454	9,462,250	357,833
Investments sold	851,934	–	2,458,436	16,437	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	24,202	88,540	2,417	32,741	3,060	652
Prepaid expenses and other assets	28,989	49,233	16,003	10,691	287,743	11,877
Due from investment adviser for expense reimbursements/fee waivers	27,601	–	–	7,102	–	15,033
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	291,538,452	1,044,800,594	225,403,828	118,915,019	4,643,090,689	118,306,617

LIABILITIES:
Payable for:
Fund shares reacquired	87,824	332,847	31,782	3,740	824,805	15,048
Investments purchased	1,116,478	120,397	1,544,752	108,313	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	224,969	269,078	150,658	86,234	990,798	81,695
Administrative service fee	16,821	60,459	13,398	6,766	273,782	6,986
Transfer agent fees and expenses	276	1,353	553	277	1,935	645
Directors’ fees and expenses	22,159	44,031	8,744	4,140	217,056	5,345
Other accrued expenses	110,570	283,325	76,410	61,160	503,011	69,558
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	495,510	–	–	283,500	–
Collateral upon return of securities loaned	5,940,965	31,153,864	1,595	2,446,929	2,450,227	–
Due to broker	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	7,520,062	32,760,864	1,827,892	2,717,559	5,545,114	179,277

NET ASSETS	$284,018,390	$1,012,039,730	$223,575,936	$116,197,460	$4,637,545,575	$118,127,340

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$275,692	$539,444	$200,762	$90,826	$1,181,733	$67,486
Additional paid-in capital	233,053,709	704,930,881	206,247,562	88,441,244	1,871,210,795	91,220,427
Total accumulated earnings (loss)	50,688,989	306,569,405	17,127,612	27,665,390	2,765,153,047	26,839,427

NET ASSETS	$284,018,390	$1,012,039,730	$223,575,936	$116,197,460	$4,637,545,575	$118,127,340

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	27,569,226	53,944,421	20,076,244	9,082,567	118,173,293	6,748,570
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.30	$18.76	$11.14	$12.79	$39.24	$17.50

* Cost
Investment securities (unaffiliated)	$254,675,968	$840,102,973	$211,256,116	$104,569,872	$2,220,515,891	$99,426,246

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–

Foreign cash	$4,338	$–	$–	$–	$–	$–

† Including securities on loan	$28,881,858	$123,304,268	$18,621,691	$18,119,348	$26,331,777	$–

See Notes to Financial Statements

232

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2019

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,505,866	$6,086,294	$1,673,355	$14,793	$4,764,498	$28,927,651	$–
Dividends (affiliated)	–	–	–	–	–	–	2,814,205
Securities lending income	56,531	103,543	7,708	18,293	19,483	150,820	–
Interest (unaffiliated)	1,249,659	81,728	280	7,960,681	2,764	41,435	997,025

Total investment income*	3,812,056	6,271,565	1,681,343	7,993,767	4,786,745	29,119,906	3,811,230

EXPENSES:
Investment advisory and management fees	778,266	5,729,907	393,311	1,212,343	1,971,266	6,413,024	569,274
Administrative service fee	103,940	528,692	37,520	161,941	164,724	606,753	28,086
Transfer agent fees and expenses	1,094	2,638	1,457	2,550	1,053	2,553	729
Custodian fees	145,034	44,044	20,830	53,678	23,813	66,540	21,394
Reports to shareholders	17,773	95,130	6,477	28,397	30,638	110,086	26,691
Audit and tax fees	56,656	36,451	36,447	49,755	36,457	36,541	37,046
Legal fees	24,167	25,617	10,841	14,277	17,029	28,030	23,577
Directors’ fees and expenses	7,428	37,763	2,691	11,591	11,089	43,176	10,853
Interest expense	11,793	51	581	107	326	2,738	66
License fee	725	725	958	725	1,739	4,293	726
Other expenses	34,436	29,996	14,158	24,334	18,528	31,850	11,562

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,181,312	6,531,014	525,271	1,559,698	2,276,662	7,345,584	730,004

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(47,680)	–	(444,032)	–	(9,419)
Fees paid indirectly (Note 7)	(2,531)	–	(2,704)	–	–	–	–

Net expenses	1,178,781	6,531,014	474,887	1,559,698	1,832,630	7,345,584	720,585

Net investment income (loss)	2,633,275	(259,449)	1,206,456	6,434,069	2,954,115	21,774,322	3,090,645

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,582,149)	81,118,619	5,572,842	(1,452,053)	17,892,841	47,505,246	(3,646,911)
Investments (affiliated)	–	–	–	–	–	–	2,477,042
Futures contracts	2,426,427	–	–	–	–	–	1,186,951
Forward contracts	(1,330,288)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	669,309
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	8,328,148
Net realized foreign exchange gain (loss) on other assets and liabilities	(18,213)	810	(142)	–	(1,708)	(7,537)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(504,223)	81,119,429	5,572,700	(1,452,053)	17,891,133	47,497,709	9,014,539

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(7,857,577)	(50,550,745)	(7,626,334)	8,917,354	(19,195,294)	(71,876,842)	3,401,486
Investments (affiliated)	–	–	–	–	–	–	(10,622,870)
Futures contracts	(434,652)	–	–	–	–	–	(921,704)
Forward contracts	659,923	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	(136,769)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	99	23	38	–	–	(700)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(7,632,207)	(50,550,722)	(7,626,296)	8,917,354	(19,195,294)	(71,877,542)	(8,279,857)

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,136,430)	30,568,707	(2,053,596)	7,465,301	(1,304,161)	(24,379,833)	734,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,503,155)	$30,309,258	$(847,140)	$13,899,370	$1,649,954	$(2,605,511)	$3,825,327

* Net of foreign withholding taxes on interest and dividends of	$97,689	$13,292	$14,207	$730	$52,301	$335,469	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2019 — (continued)

	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND#	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$23,859,822	$12,113,143	$8,920,172	$6,222,060	$–	$–	$12,963,997
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	271,923	50,533	14,373	53,041	–	2,338	117,946
Interest (unaffiliated)	19,540	126,623	45,113	9,831,378	7,818,761	3,753,818	4,684

Total investment income*	24,151,285	12,290,299	8,979,658	16,106,479	7,818,761	3,756,156	13,086,627

EXPENSES:
Investment advisory and management fees	5,692,178	2,966,022	1,948,874	1,811,358	1,415,453	646,093	8,313,021
Administrative service fee	500,088	270,975	260,289	241,916	236,254	86,276	804,731
Transfer agent fees and expenses	4,067	2,550	2,188	1,094	4,386	2,585	1,822
Custodian fees	507,938	59,811	67,726	164,475	18,591	36,071	96,193
Reports to shareholders	92,676	45,036	44,858	38,525	40,382	13,426	147,475
Audit and tax fees	49,082	38,795	45,640	50,561	43,325	42,652	36,770
Legal fees	50,553	30,481	19,036	46,814	14,912	16,476	40,644
Directors’ fees and expenses	35,407	19,232	18,591	17,164	12,840	6,139	57,576
Interest expense	804	131	20,338	130	–	–	3,540
License fee	725	725	725	725	725	725	5,763
Other expenses	36,680	28,821	32,865	32,443	14,358	13,031	50,076

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,970,198	3,462,579	2,461,130	2,405,205	1,801,226	863,474	9,557,611

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	–	(602,580)
Fees paid indirectly (Note 7)	(5,141)	(63)	–	(3,420)	–	–	–

Net expenses	6,965,057	3,462,516	2,461,130	2,401,785	1,801,226	863,474	8,955,031

Net investment income (loss)	17,186,228	8,827,783	6,518,528	13,704,694	6,017,535	2,892,682	4,131,596

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(25,170,138)	12,223,780	11,198,900	17,479,392	2,452	2,314	109,810,741
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	1,253,362	–	524,922	–	–	–	(871,464)
Forward contracts	–	–	–	9,869,104	–	–	773,097
Swap contracts	–	–	–	(21,294)	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(353,780)	(6,393)	(44,000)	(214,228)	–	–	(16,854)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(24,270,556)	12,217,387	11,679,822	27,112,974	2,452	2,314	109,695,520

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(91,410,269)	13,014,957	(16,421,473)	(54,952,166)	–	5,457,227	(82,909,787)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	29,834	–	–	–	–
Forward contracts	–	–	–	(1,327,981)	–	–	(320,939)
Swap contracts	–	–	–	(2,988,531)	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(25,917)	13,726	56,790	111,728	–	–	577
Change in accrued capital gains tax on unrealized appreciation (depreciation)	630,579	–	–	45,929	–	–	(3,695)

Net unrealized gain (loss) on investments and foreign currencies	(90,805,607)	13,028,683	(16,334,849)	(59,111,021)	–	5,457,227	(83,233,844)

Net realized and unrealized gain (loss) on investments and foreign currencies	(115,076,163)	25,246,070	(4,655,027)	(31,998,047)	2,452	5,459,541	26,461,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,889,935)	$34,073,853	$1,863,501	$(18,293,353)	$6,019,987	$8,352,223	$30,593,272

* Net of foreign withholding taxes on interest and dividends of	$3,059,123	$616,320	$500,441	$645,845	$–	$–	$213,951

** Net of foreign withholding taxes on capital gains of	$472,790	$–	$–	$49,552	$–	$–	$–

#	See Note 1

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2019 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL VALUE FUND#
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,252,264	$6,628,359	$10,088	$34,893,858	$–	$5,281,402	$20,427,180
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	6,633	448,773	24,818	353,406	16,732	158,630	274,870
Interest (unaffiliated)	3,569	95,741	18,446,964	127,185	6,101,390	–	327,121

Total investment income*	2,262,466	7,172,873	18,481,870	35,374,449	6,118,122	5,440,032	21,029,171

EXPENSES:
Investment advisory and management fees	944,031	7,732,663	2,981,737	3,288,788	990,680	4,252,983	5,219,044
Administrative service fee	84,050	525,931	435,106	748,208	132,311	306,278	513,473
Transfer agent fees and expenses	2,188	1,457	2,550	5,258	2,551	2,550	2,915
Custodian fees	33,221	71,040	42,470	177,000	46,544	90,557	159,305
Reports to shareholders	14,796	90,557	74,664	139,337	23,242	77,797	198,451
Audit and tax fees	38,119	38,413	44,759	105,582	48,630	63,791	47,064
Legal fees	12,182	25,405	27,183	37,493	14,704	142,327	75,384
Directors’ fees and expenses	5,991	37,465	30,786	53,187	9,411	21,920	36,668
Interest expense	301	–	395	27,778	836	–	2,730
License fee	725	725	725	240,405	725	725	725
Other expenses	17,574	39,331	30,793	26,951	23,210	40,391	35,439

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,153,178	8,562,987	3,671,168	4,849,987	1,292,844	4,999,319	6,291,198

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(83,276)	(301,165)	–	–	–	(917,330)	(373,868)
Fees paid indirectly (Note 7)	(1,679)	–	–	–	–	–	(5,802)

Net expenses	1,068,223	8,261,822	3,671,168	4,849,987	1,292,844	4,081,989	5,911,528

Net investment income (loss)	1,194,243	(1,088,949)	14,810,702	30,524,462	4,825,278	1,358,043	15,117,643

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	12,047,450	53,669,126	(962,348)	32,743,329	(5,619,305)	(2,898,285)	17,902,931
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	51,522	–	–	(1,463,591)	–	–	–
Forward contracts	–	–	–	–	–	–	1,087,343
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	7,736	22,572	(100,828)	(49,018)	(68,063)	(228,663)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	2,916	–

Net realized gain (loss) on investments and foreign currencies	12,098,972	53,676,862	(939,776)	31,178,910	(5,668,323)	(2,963,432)	18,761,611

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(9,535,389)	(27,630,345)	10,954,759	(132,851,785)	6,679,611	1,495,570	(151,177,165)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(24,551)	–	–	(777,471)	–	–	–
Forward contracts	–	–	–	–	–	–	2,475,354
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	50	4,330	51,941	26,627	7,811	26,604
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(578,543)	84,383

Net unrealized gain (loss) on investments and foreign currencies	(9,559,940)	(27,630,295)	10,959,089	(133,577,315)	6,706,238	924,838	(148,590,824)

Net realized and unrealized gain (loss) on investments and foreign currencies	2,539,032	26,046,567	10,019,313	(102,398,405)	1,037,915	(2,038,594)	(129,829,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,733,275	$24,957,618	$24,830,015	$(71,873,943)	$5,863,193	$(680,551)	$(114,711,570)

* Net of foreign withholding taxes on interest and dividends of	$835	$140,277	$–	$3,200,746	$(477)	$507,886	$2,036,304

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$6,565	$179,161

# See Note 1

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2019 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,268,187	$7,065,516	$49,410,534	$2,168,570	$6,692,632	$7,787,035	$496,120
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	1,100	110,143	1,069,072	59,275	57,575	349,678	83,639
Interest (unaffiliated)	19,083	58,427	415,488	112,080	178,407	679,493	18,244

Total investment income*	3,288,370	7,234,086	50,895,094	2,339,925	6,928,614	8,816,206	598,003

EXPENSES:
Investment advisory and management fees	1,229,904	2,974,762	8,549,325	2,039,653	1,960,643	12,131,838	1,351,540
Administrative service fee	117,324	310,355	2,188,345	196,689	336,126	933,407	106,173
Transfer agent fees and expenses	2,581	2,706	6,560	2,550	5,073	5,074	1,094
Custodian fees	31,948	29,652	125,394	32,709	40,631	164,029	39,379
Reports to shareholders	20,345	55,914	377,957	39,624	63,895	186,286	20,318
Audit and tax fees	36,447	36,438	38,555	36,343	38,109	36,008	36,414
Legal fees	13,682	18,856	94,984	16,128	19,858	41,960	13,074
Directors’ fees and expenses	8,363	22,150	156,737	14,046	24,067	67,251	7,600
Interest expense	59	303	5,051	17	955	650	42
License fee	1,449	2,571	32,771	1,878	201,363	725	1,360
Other expenses	16,227	21,684	96,047	19,981	19,012	78,030	15,744

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,478,329	3,475,391	11,671,726	2,399,618	2,709,732	13,645,258	1,592,738

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(40,735)	–	(18,592)
Fees paid indirectly (Note 7)	(9,321)	–	–	(8,461)	–	(52,295)	(10,767)

Net expenses	1,469,008	3,475,391	11,671,726	2,391,157	2,668,997	13,592,963	1,563,379

Net investment income (loss)	1,819,362	3,758,695	39,223,368	(51,232)	4,259,617	(4,776,757)	(965,376)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	9,880,257	37,492,037	266,605,678	13,476,769	14,239,084	155,683,412	18,141,026
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	(10,818,710)	–	614,766	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(107)	420	–	(3,134)	–	(119,059)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	9,880,150	37,492,457	255,786,968	13,473,635	14,853,850	155,564,353	18,141,026

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(6,168,078)	11,377,979	(480,343,613)	8,414,217	(5,451,844)	(109,654,992)	(18,560,079)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	(1,915,688)	–	(597,824)	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1,400)	–	968	–	(53,276)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(6,168,078)	11,376,579	(482,259,301)	8,415,185	(6,049,668)	(109,708,268)	(18,560,079)

Net realized and unrealized gain (loss) on investments and foreign currencies	3,712,072	48,869,036	(226,472,333)	21,888,820	8,804,182	45,856,085	(419,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,531,434	$52,627,731	$(187,248,965)	$21,837,588	$13,063,799	$41,079,328	$(1,384,429)

* Net of foreign withholding taxes on interest and dividends of	$13,146	$96,623	$27,333	$47,130	$3,012	$287,528	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2019 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,459,091	$14,835,069	$4,662,791	$639,019	$104,148,432	$2,970,848
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	318,398	1,722,357	147,087	127,326	230,592	17,900
Interest (unaffiliated)	59,358	254,126	10,823	55,233	332,454	9,380

Total investment income*	3,836,847	16,811,552	4,820,701	821,578	104,711,478	2,998,128

EXPENSES:
Investment advisory and management fees	2,721,581	3,477,416	2,033,957	991,177	11,884,799	943,437
Administrative service fee	203,990	795,314	181,109	77,865	3,310,694	80,761
Transfer agent fees and expenses	1,093	5,865	2,187	1,094	7,513	2,551
Custodian fees	68,698	106,932	27,048	16,254	171,251	29,306
Reports to shareholders	35,121	130,324	31,817	14,463	597,176	15,542
Audit and tax fees	38,343	42,236	36,339	36,550	38,332	36,425
Legal fees	16,420	32,787	15,095	12,144	163,142	12,581
Directors’ fees and expenses	14,642	57,169	12,920	5,574	236,006	5,737
Interest expense	141	14,502	–	–	19,270	–
License fee	1,969	117,114	1,867	1,191	49,581	1,212
Other expenses	33,420	43,592	22,049	15,222	119,802	14,348

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,135,418	4,823,251	2,364,388	1,171,534	16,597,566	1,141,900

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(294,453)	–	–	(81,626)	–	(113,796)
Fees paid indirectly (Note 7)	(6,518)	–	(17,562)	–	–	(915)

Net expenses	2,834,447	4,823,251	2,346,826	1,089,908	16,597,566	1,027,189

Net investment income (loss)	1,002,400	11,988,301	2,473,875	(268,330)	88,113,912	1,970,939

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	21,658,959	127,933,934	17,580,533	14,183,813	308,039,364	9,484,205
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	–	1,900,762	–	–	2,021,200	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	592	(130)	–	–	–	(1,835)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	21,659,551	129,834,566	17,580,533	14,183,813	310,060,564	9,482,370

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(27,990,981)	(244,366,619)	(39,180,954)	(6,868,859)	(220,862,000)	(12,337,002)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	–	(3,766,220)	–	–	(36,080)	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(16)	–	–	–	–	(79)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(27,990,997)	(248,132,839)	(39,180,954)	(6,868,859)	(220,898,080)	(12,337,081)

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,331,446)	(118,298,273)	(21,600,421)	7,314,954	89,162,484	(2,854,711)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,329,046)	$(106,309,972)	$(19,126,546)	$7,046,624	$177,276,396	$(883,772)

* Net of foreign withholding taxes on interest and dividends of	$12,717	$5,291	$6,060	$–	$76	$30,366

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

237

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,633,275	$2,364,467	$(259,449)	$(517,221)	$1,206,456	$724,186	$6,434,069	$5,114,502
Net realized gain (loss) on investments and foreign currencies	(504,223)	11,066,363	81,119,429	91,974,141	5,572,700	4,376,539	(1,452,053)	113,239
Net unrealized gain (loss) on investments and foreign currencies	(7,632,207)	804,074	(50,550,722)	87,961,568	(7,626,296)	613,558	8,917,354	(7,502,995)

Net increase (decrease) in net assets resulting from operations	(5,503,155)	14,234,904	30,309,258	179,418,488	(847,140)	5,714,283	13,899,370	(2,275,254)

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(14,272,597)	(9,363,224)	(91,702,729)	(44,729,191)	(5,742,883)	(4,899,434)	(5,692,352)	(5,533,689)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,653,489	(973,761)	63,293,609	(34,869,574)	(1,729,270)	2,377,357	(16,395,200)	27,829,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,122,263)	3,897,919	1,900,138	99,819,723	(8,319,293)	3,192,206	(8,188,182)	20,021,046
NET ASSETS:
Beginning of period	165,665,359	161,767,440	779,335,999	679,516,276	59,531,546	56,339,340	255,084,283	235,063,237

End of period	$147,543,096	$165,665,359	$781,236,137	$779,335,999	$51,212,253	$59,531,546	$246,896,101	$255,084,283

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(2,578,966)	$(464,379)	$(982,133)	$(4,881,977)
Net Realized Gain on Securities	(6,784,258)	(44,264,812)	(3,917,301)	(651,712)

Total distributions to shareholders	$(9,363,224)	$(44,729,191)	$(4,899,434)	$(5,533,689)

See Notes to Financial Statements

238

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,954,115	$2,787,221	$21,774,322	$16,853,516	$3,090,645	$2,451,189	$17,186,228	$14,556,417
Net realized gain (loss) on investments and foreign currencies	17,891,133	29,359,748	47,497,709	94,280,648	9,014,539	14,443,270	(24,270,556)	61,608,570
Net unrealized gain (loss) on investments and foreign currencies	(19,195,294)	3,928,974	(71,877,542)	(55,243,291)	(8,279,857)	6,213,878	(90,805,607)	15,242,666

Net increase (decrease) in net assets resulting from operations	1,649,954	36,075,943	(2,605,511)	55,890,873	3,825,327	23,108,337	(97,889,935)	91,407,653

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(31,653,198)	(21,738,619)	(111,492,491)	(45,267,581)	(15,660,572)	(12,855,277)	(12,932,082)	(12,115,507)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,452,101	(3,023,337)	189,631,683	64,858,084	(28,153,689)	(15,050,927)	116,660,454	29,067,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,551,143)	11,313,987	75,533,681	75,481,376	(39,988,934)	(4,797,867)	5,838,437	108,359,234
NET ASSETS:
Beginning of period	252,960,513	241,646,526	884,180,286	808,698,910	243,831,985	248,629,852	817,232,306	708,873,072

End of period	$228,409,370	$252,960,513	$959,713,967	$884,180,286	$203,843,051	$243,831,985	$823,070,743	$817,232,306

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(2,794,422)	$(15,413,785)	$(3,194,315)	$(12,115,507)
Net Realized Gain on Securities	(18,944,197)	(29,853,796)	(9,660,962)	–

Total distributions to shareholders	$(21,738,619)	$(45,267,581)	$(12,855,277)	$(12,115,507)

See Notes to Financial Statements

239

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND#		GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,827,783	$8,845,446	$6,518,528	$6,249,870	$13,704,694	$11,790,104	$6,017,535	$2,316,857
Net realized gain (loss) on investments and foreign currencies	12,217,387	8,435,494	11,679,822	9,962,794	27,112,974	21,023,299	2,452	(17,092)
Net unrealized gain (loss) on investments and foreign currencies	13,028,683	5,628,410	(16,334,849)	33,248,148	(59,111,021)	(12,957,332)	–	–

Net increase (decrease) in net assets resulting from operations	34,073,853	22,909,350	1,863,501	49,460,812	(18,293,353)	19,856,071	6,019,987	2,299,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(16,229,726)	(18,582,951)	(6,661,198)	(7,163,295)	(35,015,636)	(5,241,605)	(6,017,418)	(2,316,563)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	77,553,216	(28,240,730)	(59,836,632)	(30,409,838)	(12,626,254)	(44,302,111)	83,472,727	(19,057,602)

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,397,343	(23,914,331)	(64,634,329)	11,887,679	(65,935,243)	(29,687,645)	83,475,296	(19,074,400)
NET ASSETS:
Beginning of period	363,223,089	387,137,420	428,451,983	416,564,304	389,637,506	419,325,151	311,708,127	330,782,527

End of period	$458,620,432	$363,223,089	$363,817,654	$428,451,983	$323,702,263	$389,637,506	$395,183,423	$311,708,127

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(14,266,046)	$(7,163,295)	$–	$(2,316,563)
Net Realized Gain on Securities	(4,316,905)	–	(5,241,605)	–

Total distributions to shareholders	$(18,582,951)	$(7,163,295)	$(5,241,605)	$(2,316,563)

#	See Note 1

See Notes to Financial Statements

240

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,892,682	$2,823,538	$4,131,596	$4,734,639	$1,194,243	$1,111,777	$(1,088,949)	$(1,765,928)
Net realized gain (loss) on investments and foreign currencies	2,314	77,920	109,695,520	89,476,870	12,098,972	12,299,348	53,676,862	65,429,789
Net unrealized gain (loss) on investments and foreign currencies	5,457,227	(4,504,096)	(83,233,844)	118,383,039	(9,559,940)	1,010,367	(27,630,295)	70,756,014

Net increase (decrease) in net assets resulting from operations	8,352,223	(1,602,638)	30,593,272	212,594,548	3,733,275	14,421,492	24,957,618	134,419,875

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(3,165,086)	(3,355,071)	(94,348,347)	(49,138,428)	(13,348,269)	(5,599,507)	(65,443,360)	(88,495,403)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	16,760,114	(19,077,336)	(89,713,529)	37,932,412	(1,056,401)	(1,165,023)	13,325,327	25,669,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,947,251	(24,035,045)	(153,468,604)	201,388,532	(10,671,395)	7,656,962	(27,160,415)	71,594,014
NET ASSETS:
Beginning of period	121,424,727	145,459,772	1,202,649,212	1,001,260,680	128,172,409	120,515,447	769,232,691	697,638,677

End of period	$143,371,978	$121,424,727	$1,049,180,608	$1,202,649,212	$117,501,014	$128,172,409	$742,072,276	$769,232,691

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(3,355,071)	$(6,747,775)	$(1,175,306)	$–
Net Realized Gain on Securities	–	(42,390,653)	(4,424,201)	(88,495,403)

Total distributions to shareholders	$(3,355,071)	$(49,138,428)	$(5,599,507)	$(88,495,403)

See Notes to Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,810,702	$14,307,250	$30,524,462	$33,330,910	$4,825,278	$3,987,808	$1,358,043	$2,646,601
Net realized gain (loss) on investments and foreign currencies	(939,776)	2,995,992	31,178,910	17,382,833	(5,668,323)	1,729,560	(2,963,432)	116,147,400
Net unrealized gain (loss) on investments and foreign currencies	10,959,089	(9,917,134)	(133,577,315)	40,097,997	6,706,238	(5,985,179)	924,838	(41,251,757)

Net increase (decrease) in net assets resulting from operations	24,830,015	7,386,108	(71,873,943)	90,811,740	5,863,193	(267,811)	(680,551)	77,542,244

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(11,852,024)	(17,222,662)	(34,840,449)	(27,087,828)	(3,136,028)	(1,876,878)	(111,324,142)	(12,706,702)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	92,552,853	(26,672,263)	(139,544,765)	130,397,633	(19,292,034)	35,950,420	87,446,136	(13,137,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,530,844	(36,508,817)	(246,259,157)	194,121,545	(16,564,869)	33,805,731	(24,558,557)	51,698,333
NET ASSETS:
Beginning of period	595,042,926	631,551,743	1,287,986,652	1,093,865,107	219,748,420	185,942,689	490,920,625	439,222,292

End of period	$700,573,770	$595,042,926	$1,041,727,495	$1,287,986,652	$203,183,551	$219,748,420	$466,362,068	$490,920,625

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(11,648,724)	$(27,087,828)	$(1,811,048)	$(5,977,648)
Net Realized Gain on Securities	(5,573,938)	–	(65,830)	(6,729,054)

Total distributions to shareholders	$(17,222,662)	$(27,087,828)	$(1,876,878)	$(12,706,702)

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL VALUE FUND#		LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,117,643	$17,192,495	$1,819,362	$1,590,051	$3,758,695	$3,042,371	$39,223,368	$42,948,675
Net realized gain (loss) on investments and foreign currencies	18,761,611	(3,027,026)	9,880,150	14,036,052	37,492,457	29,832,423	255,786,968	297,775,351
Net unrealized gain (loss) on investments and foreign currencies	(148,590,824)	12,467,733	(6,168,078)	406,370	11,376,579	31,584,585	(482,259,301)	129,051,040

Net increase (decrease) in net assets resulting from operations	(114,711,570)	26,633,202	5,531,434	16,032,473	52,627,731	64,459,379	(187,248,965)	469,775,066

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(21,077,701)	(17,026,333)	(14,922,577)	(10,658,752)	(33,112,343)	(24,116,708)	(342,040,572)	(251,922,042)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(45,142,157)	(16,355,367)	(4,530,438)	3,348,553	13,153,251	(11,275,883)	(7,486,282)	(176,502,281)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(180,931,428)	(6,748,498)	(13,921,581)	8,722,274	32,668,639	29,066,788	(536,775,819)	41,350,743
NET ASSETS:
Beginning of period	869,416,443	876,164,941	180,349,196	171,626,922	444,632,694	415,565,906	3,434,089,151	3,392,738,408

End of period	$688,485,015	$869,416,443	$166,427,615	$180,349,196	$477,301,333	$444,632,694	$2,897,313,332	$3,434,089,151

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(17,026,333)	$(1,779,731)	$(2,630,596)	$(36,471,433)
Net Realized Gain on Securities	–	(8,879,021)	(21,486,112)	(215,450,609)

Total distributions to shareholders	$(17,026,333)	$(10,658,752)	$(24,116,708)	$(251,922,042)

#	See Note 1

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(51,232)	$99,961	$4,259,617	$2,122,593	$(4,776,757)	$(4,083,723)	$(965,376)	$(807,858)
Net realized gain (loss) on investments and foreign currencies	13,473,635	27,092,574	14,853,850	8,724,040	155,564,353	275,792,396	18,141,026	22,882,394
Net unrealized gain (loss) on investments and foreign currencies	8,415,185	21,131,738	(6,049,668)	71,186,630	(109,708,268)	59,620,924	(18,560,079)	20,365,970

Net increase (decrease) in net assets resulting from operations	21,837,588	48,324,273	13,063,799	82,033,263	41,079,328	331,329,597	(1,384,429)	42,440,506

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(27,034,945)	(13,166,234)	(9,579,982)	(22,097,878)	(267,545,909)	(111,885,016)	(22,033,890)	(3,794,440)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	16,830,795	(3,673,803)	22,272,378	19,177,671	215,867,521	53,829,175	28,160,534	6,132,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,633,438	31,484,236	25,756,195	79,113,056	(10,599,060)	273,273,756	4,742,215	44,778,909
NET ASSETS:
Beginning of period	291,654,502	260,170,266	473,513,018	394,399,962	1,403,432,774	1,130,159,018	157,169,825	112,390,916

End of period	$303,287,940	$291,654,502	$499,269,213	$473,513,018	$1,392,833,714	$1,403,432,774	$161,912,040	$157,169,825

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(248,682)	$(2,280,197)	$–	$–
Net Realized Gain on Securities	(12,917,552)	(19,817,681)	(111,885,016)	(3,794,440)

Total distributions to shareholders	$(13,166,234)	$(22,097,878)	$(111,885,016)	$(3,794,440)

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,002,400	$1,278,111	$11,988,301	$12,415,698	$2,473,875	$3,207,922	$(268,330)	$(241,300)
Net realized gain (loss) on investments and foreign currencies	21,659,551	25,065,918	129,834,566	92,393,113	17,580,533	29,873,945	14,183,813	15,097,200
Net unrealized gain (loss) on investments and foreign currencies	(27,990,997)	25,943,654	(248,132,839)	127,374,952	(39,180,954)	11,101,173	(6,868,859)	6,033,180

Net increase (decrease) in net assets resulting from operations	(5,329,046)	52,287,683	(106,309,972)	232,183,763	(19,126,546)	44,183,040	7,046,624	20,889,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(26,310,691)	(49,921,996)	(106,796,337)	(79,189,905)	(33,301,346)	(27,811,569)	(14,991,380)	(4,235,032)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,578,082)	8,166,293	(69,283,785)	(55,773,275)	(24,741,428)	1,765,218	5,620,151	(5,521,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,217,819)	10,531,980	(282,390,094)	97,220,583	(77,169,320)	18,136,689	(2,324,605)	11,132,663
NET ASSETS:
Beginning of period	321,236,209	310,704,229	1,294,429,824	1,197,209,241	300,745,256	282,608,567	118,522,065	107,389,402

End of period	$284,018,390	$321,236,209	$1,012,039,730	$1,294,429,824	$223,575,936	$300,745,256	$116,197,460	$118,522,065

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(802,743)	$(11,889,979)	$(3,850,441)	$–
Net Realized Gain on Securities	(49,119,253)	(67,299,926)	(23,961,128)	(4,235,032)

Total distributions to shareholders	$(49,921,996)	$(79,189,905)	$(27,811,569)	$(4,235,032)

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$88,113,912	$77,206,847	$1,970,939	1,664,552
Net realized gain (loss) on investments and foreign currencies	310,060,564	116,128,701	9,482,370	7,087,770
Net unrealized gain (loss) on investments and foreign currencies	(220,898,080)	423,697,672	(12,337,081)	1,025,526

Net increase (decrease) in net assets resulting from operations	177,276,396	617,033,220	(883,772)	9,777,848

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	(187,995,413)	(251,051,797)	(1,664,301)	(1,701,685)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(310,238,062)	50,187,343	5,201,683	(2,934,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(320,957,079)	416,168,766	2,653,610	5,141,211
NET ASSETS:
Beginning of period	4,958,502,654	4,542,333,888	115,473,730	110,332,519

End of period	$4,637,545,575	$4,958,502,654	$118,127,340	$115,473,730

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(78,723,465)	$(1,701,685)
Net Realized Gain on Securities	(172,328,332)	–

Total distributions to shareholders	$(251,051,797)	$(1,701,685)

See Notes to Financial Statements

246

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Index Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	International Value Fund**
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Global Real Estate Fund	Nasdaq-100® Index Fund
Global Social Awareness Fund***	Science & Technology Fund
Global Strategy Fund	Small Cap Aggressive Growth Fund
Government Money Market I Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

**	Effective September 10, 2018, the name of the Foreign Value Fund changed to International Value Fund.
***	Effective June 4, 2019, the name of the Global Social Awareness Fund will change to International Socially Responsible Fund.

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

247

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

248

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

249

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2019, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2019, please refer to the Portfolio of Investments.

250

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
Fund	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts				Interest Rate Contracts
Asset Allocation	$—	$—	$—	$—	$32,313	$—	$—	$—
Global Strategy	—	—	—	—	—	1,987,951	—	—

	Equity Contracts				Equity Contracts
Asset Allocation	72,540	—	—	—	59,312	—	—	—
Dynamic Allocation	—	—	2,883,651	—	585,900	—	—	—
Emerging Economies	—	—	—	—	—	—	—	—
Global Social Awareness	—	—	—	—	81,270	—	—	—
Growth	—	—	—	—	—	—	—	—
Growth & Income	—	—	—	—	9,450	—	—	—
International Equities Index	—	—	—	—	475,850	—	—	—
Mid Cap Index	—	—	—	—	388,040	—	—	—
Nasdaq-100® Index	—	—	—	—	547,875	—	—	—
Small Cap Index	—	—	—	—	495,510	—	—	—
Stock Index	—	—	—	—	283,500	—	—	—

	Foreign Exchange Contracts				Foreign Exchange Contracts
Asset Allocation	—	—	—	326,478	—	—	—	370,154
Global Strategy	—	—	—	1,571,284	—	—	—	713,815
Growth	—	—	—	109,598	—	—	—	20,768
International Growth	—	—	276,140	—	—	—	—	—
International Value	—	—	—	2,475,354	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$(43,091)
Dynamic Allocation	(1,520,910)
Emerging Economies	—
Global Social Awareness	(145,217)
Growth	—
Growth & Income	(32,673)
International Equities Index	(1,288,442)
Mid Cap Index	(1,319,909)
Nasdaq-100® Index	(659,997)
Small Cap Index	(2,194,781)
Stock Index	(483,438)

251

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Asset Allocation	$487,169	$—	$—	$—	$—
Global Strategy	—	(21,294)	—	—	—

	Equity Contracts
Asset Allocation	1,939,258	—	—	—	—
Dynamic Allocation	1,186,951	—	669,309	(3,148,586)	—
Emerging Economies	1,253,362	—	—	—	—
Global Social Awareness	524,922	—	—	—	—
Growth	(871,464)	—	—	—	—
Growth & Income	51,522	—	—	—	—
International Equities Index	(1,463,591)	—	—	—	—
Mid Cap Index	(10,818,710)	—	—	—	—
Nasdaq-100® Index	614,766	—	—	—	—
Small Cap Index	1,900,762	—	—	—	—
Stock Index	2,021,200	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	—	—	—	—	(1,330,288)
Global Strategy	—	—	—	—	9,869,104
Growth	—	—	—	—	773,097
International Growth	—	—	—	—	—
International Value	—	—	—	—	1,087,343

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Asset Allocation	$(31,027)	$—	$—	$—	$—
Global Strategy	—	(2,988,531)	—	—	—

	Equity Contracts
Asset Allocation	(403,625)	—	—	—	—
Dynamic Allocation	(921,704)	—	(136,769)	962,839	—
Emerging Economies	—	—	—	—	—
Global Social Awareness	29,834	—	—	—	—
Growth	—	—	—	—	—
Growth & Income	(24,551)	—	—	—	—
International Equities Index	(777,471)	—	—	—	—
Mid Cap Index	(1,915,688)	—	—	—	—
Nasdaq-100® Index	(597,824)	—	—	—	—
Small Cap Index	(3,766,220)	—	—	—	—
Stock Index	(36,080)	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	—	—	—	—	659,923
Global Strategy	—	—	—	—	(1,327,981)
Growth	—	—	—	—	(320,939)
International Growth	—	—	—	(151,964)	—
International Value	—	—	—	—	2,475,354

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

252

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2019.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Asset Allocation	$26,810,870	$37,360,785	$—	$—	$—
Dynamic Allocation	66,825,667	—	1,626,469	219,645	—
Emerging Economies	2,886,213	—	—	—	—
Global Social Awareness	7,840,678	—	—	—	—
Global Strategy	—	136,940,545	—	—	33,055,000
Growth	519,173	8,753,607	—	—	—
Growth & Income	1,430,755	—	—	—	—
International Equities Index	26,655,080	—	—	—	—
International Growth	—	—	29,597	—	—
International Value	—	59,877,336	—	—	—
Mid Cap Index	73,698,407	—	—	—	—
Nasdaq-100 Index	32,847,765	—	—	—	—
Small Cap Index	33,930,703	—	—	—	—
Stock Index	63,256,116	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2019. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Morgan Stanley & Co. International PLC	$59,938	$—	$—	$59,938	$14,430	$—	$—	$14,430	$45,508	$—	$45,508
Morgan Stanley Capital Services, Inc.	266,540	—	—	266,540	355,724	—	—	355,724	(89,184)	89,184	—

Total	$326,478	$—	$—	$326,478	$370,154	$—	$—	$370,154	$(43,676)	$89,184	$45,508

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Dynamic Allocation Fund
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Citibank N.A.	$—	$—	$733,110	$733,110	$—	$—	$—	$—	$733,110	(430,000)	$303,110
Goldman Sachs International	—	—	770,706	770,706	—	—	—	—	770,706	(760,000)	10,706
UBS AG	—	—	1,379,835	1,379,835	—	—	—	—	1,379,835	—	1,379,835

Total	$—	$—	$2,883,651	$2,883,651	$—	$—	$—	$—	$2,883,651	$(1,190,000)	$1,693,651

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

253

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Bank of America N.A.	$67,995	$—	$—	$67,995	$830	$—	$—	$830	$67,165	$—	$67,165
Barclays Bank PLC	9,117	—	—	9,117	7,053	—	—	7,053	2,064	—	2,064
BNP Paribas SA	1,059	—	—	1,059	17,217	—	—	17,217	(16,158)	—	(16,158)
Citibank N.A.	207,232	—	—	207,232	100,677	—	—	100,677	106,555	—	106,555
Deutsch Bank AG	184,115	—	—	184,115	84,238	—	—	84,238	99,877	—	99,877
Goldman Sachs International	9,657	—	—	9,657	4,539	—	—	4,539	5,118	—	5,118
HSBC Bank PLC	427,886	—	—	427,886	92,686	—	—	92,686	335,200	—	335,200
JPMorgan Chase Bank N.A.	452,384	—	—	452,384	302,705	—	—	302,705	149,679	—	149,679
Morgan Stanley and Co., Inc.	—	—	—	—	288	—	—	288	(288)	—	(288)
Standard Chartered Bank	170,868	—	—	170,868	103,582	—	—	103,582	67,286	—	67,286
UBS AG	40,971	—	—	40,971	—	—	—	—	40,971	—	40,971

Total	$1,571,284	$—	$—	$1,571,284	$713,815	$—	$—	$713,815	$857,469	$—	$857,469

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Growth Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America N.A.	$4,132	$—	$—	$4,132	$18,711	$—	$—	$18,711	$(14,579)	$—	$(14,579)
Credit Suisse	97,332	—	—	97,332	1,815	—	—	1,815	95,517	—	95,517
Morgan Stanley and Co. Inc.	8,134	—	—	8,134	242	—	—	242	7,892	—	7,892

Total	$109,598	$—	$—	$109,598	$20,768	$—	$—	$20,768	$88,830	$—	$88,830

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$276,140	$276,140	$—	$—	$—	$—	$276,140	$—	$276,140

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$2,475,354	$—	$ —	$2,475,354	$—	$—	$—	$—	$2,475,354	$(2,475,354)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be

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creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Fund’s 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

New Accounting Pronouncement

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

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NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund‡	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund**	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%

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NOTES TO FINANCIAL STATEMENTS — (continued)

Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund‡‡	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund††	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund***	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund†	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.

**

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

***

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.

†

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

††

VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.

‡

VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

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NOTES TO FINANCIAL STATEMENTS — (continued)

‡‡

Pursuant to an Advisory Fee Wavier Agreement effective September 10, 2018, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

For the year ended May 31, 2019, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$444,032
Dynamic Allocation	8,083
Growth	602,580
Health Sciences	301,165
International Growth	917,330
International Value	373,868
Small-Mid Growth	81,626

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, Government Money Market I Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated (“WellsCap”)*—subadviser for the International Value Fund and Small Cap Special Values Fund.

*	Effective September 10, 2018, WellsCap replaced Templeton Global Advisors Limited as subadviser for the International Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2019. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2019, the contractual fee waivers and/or expense reimbursements may only be terminated by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

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NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
International Growth	1.01%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Value	0.85%

For the year ended May 31, 2019, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$47,680
Dynamic Allocation	1,336
Growth & Income	83,276
Nasdaq-100® Index	40,735
Small Cap Aggressive Growth	18,592
Small Cap Fund	294,453
Value	113,796

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2019, VALIC did not voluntarily waive expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2019, no amount was recouped by VALIC for the Dynamic Allocation Fund.

At May 31, 2019, there were no expenses previously waived and/or reimbursed by VALIC that are subject to recoupment.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2019, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2019, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the year ended May 31, 2019, certain Directors of VC I have deferred $36,129 of director compensation.

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

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NOTES TO FINANCIAL STATEMENTS — (continued)

At May 31, 2019, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	99.21	0.78	0.00	—	0.00
Broad Cap Value Income	—	—	84.05	15.95	—	—	—
Capital Conservation	—	—	71.33	5.33	3.76	6.95	12.63
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	89.77	0.76	3.25	1.34	4.88
Dynamic Allocation	2.11	—	97.89	—	—	—	—
Emerging Economies	0.01	0.00	88.65	0.25	4.96	1.36	4.77
Global Real Estate	—	—	88.86	0.36	4.36	1.81	4.61
Global Social Awareness	0.27	—	99.73	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	3.75	0.00	96.25	—	—	—	—
Government Securities	0.61	—	75.20	5.41	3.61	5.99	9.18
Growth	—	—	99.27	0.73	—	—	—
Growth & Income	2.24	—	94.84	2.92	—	—	—
Health Sciences	0.01	—	99.99	—	—	—	—
Inflation Protected	—	—	87.82	0.47	3.06	2.84	5.81
International Equities Index	3.16	0.02	94.41	0.39	1.19	0.15	0.68
International Government Bond	—	—	68.18	0.40	7.73	7.61	16.08
International Growth	—	—	95.37	1.28	1.87	0.30	1.18
International Value	0.01	—	89.54	0.75	4.04	1.34	4.32
Large Cap Core	—	—	83.71	4.01	5.29	1.43	5.56
Large Capital Growth	—	—	94.07	1.51	1.35	0.00	3.07
Mid Cap Index	0.67	0.04	97.28	0.13	0.78	0.20	0.90
Mid Cap Strategic Growth	—	—	92.48	—	3.31	0.59	3.62
Nasdaq-100® Index	2.30	0.05	88.66	—	3.28	0.99	4.72
Science & Technology	0.54	0.00	94.51	—	1.81	0.52	2.62
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—
Small Cap Index	2.08	0.12	94.52	—	1.36	0.37	1.55
Small Cap Special Values	—	—	91.63	—	3.09	1.30	3.98
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	2.20	0.03	91.38	0.55	1.26	0.35	2.03
Value	—	—	63.53	7.01	11.30	2.67	15.49

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2019, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 05/31/2019
VALIC Co. I Blue Chip Growth Fund	$7,031,944	$—	$755,675	$804,414	$1,295,041	$226,474	$(683,758)	$6,084,033
VALIC Co. I Broad Cap Value Income Fund	9,722,551	121,298	840,494	1,356,418	1,850,058	207,527	(1,268,660)	8,167,778
VALIC Co. I Capital Conservation Fund	16,101,298	329,624	—	741,025	4,165,093	(112,194)	597,213	13,162,249
VALIC Co. I Dividend Value Fund	8,840,596	154,404	867,646	1,084,715	1,665,053	(95,438)	(875,495)	7,289,325
VALIC Co. I Emerging Economies Fund	2,848,116	39,896	—	58,927	494,257	(4,100)	(348,774)	2,059,912
VALIC Co. I Global Real Estate Fund	1,890,673	63,188	—	77,113	370,012	(11,320)	85,303	1,671,757
VALIC Co. I Government Securities Fund	9,183,677	187,828	—	853,973	2,582,555	(104,636)	396,512	7,746,971
VALIC Co. I Growth & Income Fund	4,010,587	33,726	371,117	432,692	740,023	220,464	(495,907)	3,427,813
VALIC Co. I Growth Fund	9,043,859	34,331	638,226	935,221	1,915,053	155,975	(549,667)	7,670,335
VALIC Co. I Inflation Protected Fund	3,921,304	56,322	3,220	87,393	740,023	(12,978)	70,591	3,326,287

261

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 05/31/2019
VALIC Co. I International Equities Index Fund	$4,833,579	$150,485	$—	$535,298	$925,029	$(17,075)	$(366,998)	$4,059,775
VALIC Co. I International Government Bond Fund	969,025	13,274	1,009	21,245	185,006	(4,743)	16,646	817,167
VALIC Co. I International Growth Fund	8,142,261	40,709	1,456,427	1,726,339	2,367,385	(26,098)	(1,509,331)	5,965,786
VALIC Co. I International Value Fund	7,842,680	170,173	—	470,304	2,097,765	(257,485)	(778,950)	5,178,784
VALIC Co. I Large Cap Core Fund	7,841,315	66,767	559,637	682,105	1,480,047	(280,699)	(89,391)	6,673,283
VALIC Co. I Large Capital Growth Fund	8,086,358	44,302	489,501	589,504	1,880,047	163,228	238,884	7,197,927
VALIC Co. I Mid Cap Index Fund	4,064,365	56,239	391,548	1,102,958	815,974	95,549	(758,503)	3,688,395
VALIC Co. I Stock Index Fund	30,027,657	428,269	616,468	1,578,616	6,350,175	1,402,503	(1,312,158)	25,346,443
VALIC Co. I Value Fund	9,840,019	123,408	—	418,034	1,850,058	544,022	(675,984)	8,276,033
VALIC Co. II Capital Appreciation Fund	7,189,706	31,163	333,793	413,694	1,695,041	479,913	(593,195)	5,795,077
VALIC Co. II Core Bond Fund	14,049,943	327,292	5,030	729,800	3,615,082	9,763	337,727	11,512,151
VALIC Co. II High Yield Bond Fund	1,993,983	111,551	—	125,476	370,012	(17,747)	(8,916)	1,722,784
VALIC Co. II International Opportunities Fund	2,001,015	15,579	—	127,648	609,251	7,944	(205,049)	1,322,307
VALIC Co. II Large Cap Value Fund	3,984,804	46,111	128,903	202,865	740,023	(46,226)	(232,700)	3,168,720
VALIC Co. II Mid Cap Growth Fund	2,020,250	2,654	315,813	1,357,033	521,913	23,163	(312,232)	2,566,301
VALIC Co. II Mid Cap Value Fund	2,011,436	8,167	148,850	1,245,584	521,913	(82,237)	(244,477)	2,408,393
VALIC Co. II Small Cap Growth Fund	4,120,557	—	128,325	638,033	800,784	191,894	(333,566)	3,816,134
VALIC Co. II Small Cap Value Fund	4,125,380	31,613	276,466	1,093,251	815,974	(143,310)	(786,150)	3,473,197
VALIC Co. II Strategic Bond Fund	3,474,509	125,832	—	150,201	647,520	(35,091)	64,115	3,006,214

	$199,213,447	$2,814,205	$8,328,148	$19,639,879	$44,106,167	$2,477,042	$(10,622,870)	$166,601,331

Stock Index Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2019
American International Group, Inc.
Common Stock	$10,013,788	$239,992	$—	$37,575	$680,650	$171,999	$(592,541)	$8,950,171

During the year ended May 31, 2019, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Small-Mid Growth Fund	Global Real Estate
Goldman Sachs & Co.	$3,668	$117
KeyBanc Capital Markets, Inc.	186	—
Morgan Stanley & Co	4,971	15,700
Wells Fargo Securities	247	—

On September 19, 2018, the International Growth Fund purchased shares of Reckitt Benckiser Group PLC (“Reckitt”), causing the Fund to exceed its investment restriction limitation with respect to 75% of its total assets of not investing more than 5% of its total assets in the securities of any one issuer. The violation was corrected on September 27, 2018, when the Fund sold shares of Reckitt resulting in a gain of $2,916 to the Fund.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2019 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$126,252,604	$169,281,818	$27,304,466	$6,699,492
Blue Chip Growth	234,191,223	264,627,971	—	—
Broad Cap Value Income	15,662,096	22,416,881	—	—
Capital Conservation	109,609,553	107,725,517	60,533,404	82,115,811
Core Equity	70,441,445	88,788,497	—	—
Dividend Value	487,297,194	398,042,373	—	—
Dynamic Allocation	8,497,526	44,106,167	15,632,061	21,749,928
Emerging Economies	669,029,042	529,127,942	—	—

262

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Global Real Estate	$239,682,834	$173,604,244	$—	$—
Global Social Awareness	6,147,692	49,526,515	—	—
Global Strategy	88,615,284	123,508,643	—	—
Government Securities	2,529,800	2,825,979	32,831,650	18,098,892
Growth	704,541,325	883,595,627	—	—
Growth & Income	54,229,539	65,847,876	—	—
Health Sciences	260,983,453	308,985,347	—	—
Inflation Protected	176,282,604	127,076,916	175,071,819	142,687,626
International Equities Index	163,882,597	330,450,063	—	—
International Government Bond	143,266,173	170,202,963	39,878,188	30,646,715
International Growth	150,074,980	178,921,582	—	—
International Value	1,019,155,412	1,044,575,663	—	—
Large Cap Core	95,096,112	113,140,455	—	—
Large Capital Growth	119,998,342	139,587,852	—	—
Mid Cap Index	455,293,538	622,622,101	—	—
Mid Cap Strategic Growth	88,670,401	100,288,395	—	—
Nasdaq-100® Index	34,370,265	26,271,883	—	—
Science & Technology	1,196,136,460	1,267,686,314	—	—
Small Cap Aggressive Growth	148,508,257	146,235,191	—	—
Small Cap	74,730,028	104,356,791	—	—
Small Cap Index	187,680,906	270,398,007	—	—
Small Cap Special Values	84,144,597	130,164,925	—	—
Small-Mid Growth	87,788,877	98,715,970	—	—
Stock Index	173,256,594	456,362,628	—	—
Value	60,323,005	54,476,440	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2019.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$142,815,811	$5,866,599	$(11,042,871)	$(5,176,272)
Blue Chip Growth	473,328,579	319,878,335	(11,164,264)	308,714,071
Broad Cap Value Income	44,435,744	9,607,547	(3,652,280)	5,955,267
Capital Conservation	240,718,331	5,445,189	(1,613,047)	3,832,142
Core Equity	193,761,024	42,242,833	(8,079,868)	34,162,965
Dividend Value	938,325,831	68,837,098	(93,942,474)	(25,105,376)
Dynamic Allocation	197,458,314	13,085,788	(4,676,041)	8,409,747
Emerging Economies	778,400,423	96,002,859	(47,841,802)	48,161,057
Global Real Estate	432,326,911	46,602,827	(25,308,727)	21,294,100
Global Social Awareness	287,254,285	106,919,855	(32,915,384)	74,004,471
Global Strategy	341,538,749	15,292,494	(48,659,659)	(33,367,165)
Government Money Market I	401,989,635	—	—	—
Government Securities	139,781,587	4,363,145	(1,198,480)	3,164,665
Growth	844,432,946	238,002,461	(29,619,118)	208,383,343
Growth & Income	99,868,014	21,832,593	(5,043,960)	16,788,633
Health Sciences	602,958,509	194,660,600	(42,669,970)	151,990,630
Inflation Protected	685,453,048	21,956,779	(9,196,278)	12,760,501
International Equities Index	1,094,515,521	132,758,724	(169,635,831)	(36,877,919)

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
International Government Bond*	$195,941,893	$5,487,061	$(3,558,300)	$1,928,761
International Growth	413,984,227	50,442,516	(15,878,313)	34,564,203
International Value	756,585,482	12,780,956	(93,187,263)	(80,406,307)
Large Cap Core	142,615,371	29,789,781	(6,386,349)	23,403,432
Large Capital Growth	345,353,945	139,336,618	(6,756,166)	132,580,452
Mid Cap Index	2,400,302,867	837,929,796	(323,054,468)	514,875,328
Mid Cap Strategic Growth	227,804,894	83,132,678	(5,698,624)	77,434,054
Nasdaq-100® Index	229,860,019	281,668,002	(11,422,227)	270,245,775
Science & Technology	1,188,841,187	256,253,485	(81,296,415)	174,957,070
Small Cap Aggressive Growth	144,439,309	27,768,792	(8,957,510)	18,811,282
Small Cap	262,097,118	55,432,871	(27,366,225)	28,066,646
Small Cap Index	874,981,809	321,036,548	(152,358,507)	168,678,041
Small Cap Special Values	213,863,510	26,370,945	(29,733,061)	(3,362,116)
Small-Mid Growth	104,809,949	19,749,315	(5,800,375)	13,948,940
Stock Index	2,261,233,585	2,535,229,415	(163,490,999)	2,371,738,416
Value	102,527,177	20,568,934	(5,177,369)	15,391,565

@	Includes amounts for derivatives.
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2018.

The tax basis distributable earnings at May 31, 2019 and the tax character of distributions paid during the year ended May 31, 2019 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2019
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$1,615,666	$2,514,194	$(5,093,929)	$7,940,555	$6,332,042
Blue Chip Growth	—	86,238,340	308,714,122	377,657	91,325,072
Broad Cap Value Income	1,206,430	4,775,803	5,955,266	726,807	5,016,076
Capital Conservation	6,932,358	(3,196,233)	3,832,142	5,692,352	—
Core Equity	3,380,626	19,522,732	34,162,965	4,819,532	26,833,666
Dividend Value	26,047,218	46,795,371	(25,109,336)	38,481,123	73,011,368
Dynamic Allocation	7,096,595	4,056,190	8,409,747	9,659,610	6,000,962
Emerging Economies	16,930,722	(49,612,102)	47,642,308	12,932,082	—
Global Real Estate	13,625,242	6,637,006	21,291,957	16,229,726	—
Global Social Awareness	6,483,500	11,887,580	74,001,331	6,661,198	—
Global Strategy	20,806,640	16,149,373	(33,401,715)	7,679,415	27,336,221
Government Money Market I	14,351	(14,640)	—	6,017,418	—
Government Securities	3,178,016	(3,070,342)	3,164,665	3,165,086	—
Growth	4,536,104	117,186,738	208,370,300	23,032,664	71,315,683
Growth & Income	1,476,727	12,563,186	16,788,633	1,526,608	11,821,661
Health Sciences	1,723,525	53,689,772	151,988,378	17,887,289	47,556,071
Inflation Protected	14,673,106	(215,205)	12,745,312	11,688,416	163,608
International Equities Index	30,434,372	21,977,291	(36,896,171)	34,840,449	—
International Government Bond*	3,098,611	37,417	(6,561,381)	3,098,611	37,417
International Growth	530,816	(251,337)	33,984,620	16,089,078	95,235,064
International Value	15,795,229	958,959	(80,415,414)	21,077,701	—
Large Cap Core	1,819,779	11,658,518	23,403,432	1,590,555	13,332,022
Large Capital Growth	3,846,212	37,687,496	132,578,292	4,246,182	28,866,161
Mid Cap Index	40,958,552	251,332,742	514,875,329	59,566,500	282,474,072
Mid Cap Strategic Growth	—	16,210,213	77,434,054	4,667,422	22,367,523
Nasdaq-100® Index	4,260,381	14,202,001	270,245,775	3,552,163	6,027,819
Science & Technology	3,797,952	164,094,782	174,944,160	82,873,430	184,672,479
Small Cap Aggressive Growth	—	21,153,681	18,811,282	4,240,510	17,793,380

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2019
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Small Cap	$2,372,902	$21,052,873	$28,066,630	$8,108,469	$18,202,222
Small Cap Index	22,187,761	117,185,605	168,678,041	26,150,639	80,645,698
Small Cap Special Values	2,537,663	18,499,372	(3,362,116)	6,438,233	26,863,113
Small-Mid Growth	1,176,792	12,714,579	13,948,940	1,518,503	13,472,877
Stock Index	90,389,808	305,361,493	2,371,738,416	80,047,321	107,948,092
Value	2,212,600	10,130,875	15,390,625	1,664,301	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2018.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2018 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,223,476	$4,139,748
Blue Chip Growth	464,379	44,264,812
Broad Cap Value Income	1,311,931	3,587,503
Capital Conservation	5,533,689	—
Core Equity	2,805,524	18,933,095
Dividend Value	17,733,293	27,534,288
Dynamic Allocation	6,981,384	5,873,893
Emerging Economies	12,115,507	—
Global Real Estate	16,353,390	2,229,561
Global Social Awareness	7,163,295	—
Global Strategy	—	5,241,605
Government Money Market I	2,316,563	—
Government Securities	3,355,071	—
Growth	16,911,039	32,227,389
Growth & Income	1,458,895	4,140,612
Health Sciences	—	88,495,403
Inflation Protected	12,914,381	4,308,281
International Equities Index	27,087,828	—
International Government Bond	1,876,878	—
International Growth	5,977,648	6,729,054
International Value	17,026,333	—
Large Cap Core	1,779,731	8,879,021
Large Capital Growth	4,066,557	20,050,151
Mid Cap Index	47,986,438	203,935,604
Mid Cap Strategic Growth	2,479,175	10,687,059
Nasdaq-100® Index	2,953,557	19,144,321
Science & Technology	48,763,832	63,121,184
Small Cap Aggressive Growth	—	3,794,440
Small Cap	8,155,637	41,766,359
Small Cap Index	15,724,664	63,465,241
Small Cap Special Values	7,353,760	20,457,809
Small-Mid Growth	—	4,235,032
Stock Index	83,554,505	167,497,292
Value	1,701,685	—

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Broad Cap Value Income	—	—
Capital Conservation	1,814,566	1,381,667
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	49,612,102	—
Global Real Estate	—	—
Global Social Awareness	—	—
Global Strategy	—	—
Government Money Market I	14,640	—
Government Securities	1,204,505	1,865,837
Growth	—	—
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	118,250	98,134
International Equities Index	—	—
International Government Bond	—	—
International Growth	251,337	—
International Value	—	—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$—
Blue Chip Growth	—
Broad Cap Value Income	—
Capital Conservation	—
Core Equity	—
Dividend Value	—
Dynamic Allocation	—
Emerging Economies	—
Global Real Estate	2,154,723
Global Social Awareness	—
Global Strategy	—
Government Money Market I	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
Government Securities	$—
Growth	—
Growth & Income	—
Health Sciences	—
Inflation Protected	—
International Equities Index	—
International Government Bond	—
International Growth	—
International Value	17,185,268
Large Cap Core	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Nasdaq-100® Index	—
Science & Technology	—
Small Cap Aggressive Growth	—
Small Cap	—
Small Cap Index	—
Small Cap Special Values	—
Small-Mid Growth	—
Stock Index	—
Value	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2019, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$111,327	$453,125	$571,669
Blue Chip Growth	168,064	4,439,082	—
Broad Cap Value Income	30	—	—
Capital Conservation	—	(693,199)	819,309
Core Equity	1,069	2,397,539	—
Dividend Value	8,934	—	—
Dynamic Allocation	—	—	—
Emerging Economies	186,891	21,353,600	(9,007,635)
Global Real Estate	—	619,126	—
Global Social Awareness	—	49,359	—
Global Strategy	—	—	—
Government Money Market I	—	—	—
Government Securities	—	1,666	214,295
Growth	—	7,456,509	—
Growth & Income	—	513,076	—
Health Sciences	503,856	2,037,571	—
Inflation Protected	83,857	—	—
International Equities Index	—	511,249	—
International Government Bond*	576,435	2,225,375	637,143
International Growth	8,916	4,798,303	(3,723,317)
International Value	—	4,020,239	1,897,591
Large Cap Core	253	1,634,496	—
Large Capital Growth	—	—	—
Mid Cap Index	—	1,874,963	—
Mid Cap Strategic Growth	25,109	2,753,116	—
Nasdaq-100 Index®	—	—	—
Science & Technology	2,050,283	878,832	—
Small Cap Aggressive Growth	416,757	3,205,814	—

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Small Cap	$2,640	$757,625	$—
Small Cap Index	2,068	1,459,280	—
Small Cap Special Values	—	543,081	—
Small-Mid Growth	98,547	74,410	—
Stock Index	—	959,101	—
Value	883	891,353	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2018.

For the period ended May 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, partnership investments, disposition of passive foreign investment companies securities, swap contracts, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$(1,323,666)	$1,323,666	$—
Blue Chip Growth	335,295	(958)	(334,337)
Broad Cap Value Income	(142)	142	—
Capital Conservation	468,548	(468,548)	—
Core Equity	(1,708)	1,708	—
Dividend Value	(522,119)	522,119	—
Dynamic Allocation	730,851	(730,851)	—
Emerging Economies	(820,672)	820,672	—
Global Real Estate	3,709,921	(3,709,921)	—
Global Social Awareness	(9,013)	9,013	—
Global Strategy	8,444,967	(8,444,967)	—
Government Money Market I	—	—	—
Government Securities	285,136	(285,136)	—
Growth	815,797	(815,797)	—
Growth & Income	—	—	—
Health Sciences	947,682	(947,682)	—
Inflation Protected	(198,796)	198,796	—
International Equities Index	1,549,296	(1,549,296)	—
International Government Bond*	(37,808)	37,808	—
International Growth	(451,020)	451,020	—
International Value	1,870,641	(1,870,641)	—
Large Cap Core	(107)	107	—
Large Capital Growth	(477,098)	477,098	—
Mid Cap Index	1,730,140	(1,730,140)	—
Mid Cap Strategic Growth	142,961	(36,133)	(106,828)
Nasdaq-100® Index	—	—	—
Science & Technology	4,238,406	(4,238,406)	—
Small Cap Aggressive Growth	854,398	(139,280)	(715,118)
Small Cap	5,320	(5,320)	—
Small Cap Index	2,517,029	(2,517,029)	—
Small Cap Special Values	66,424	(66,424)	—
Small-Mid Growth	214,161	(214,161)	—
Stock Index	439,450	(439,450)	—
Value	(1,835)	1,835	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2018.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,370,257	$14,799,122	1,477,919	$17,297,353	3,378,480	$70,596,024	1,402,202	$27,963,804
Reinvested dividends	1,427,260	14,272,597	807,871	9,363,224	4,829,001	91,702,729	2,156,663	44,729,191
Shares redeemed	(2,529,795)	(27,418,230)	(2,366,644)	(27,634,338)	(4,877,769)	(99,005,144)	(5,504,750)	(107,562,569)

Net increase (decrease)	267,722	$1,653,489	(80,854)	$(973,761)	3,329,712	$63,293,609	(1,945,885)	$(34,869,574)

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	200,979	$3,104,021	471,995	$7,967,286	5,107,863	$49,236,111	5,166,082	$50,616,708
Reinvested dividends	407,008	5,742,883	300,948	4,899,434	594,812	5,692,352	581,881	5,533,689
Shares redeemed	(674,269)	(10,576,174)	(633,963)	(10,489,363)	(7,440,341)	(71,323,663)	(2,885,164)	(28,320,408)

Net increase (decrease)	(66,282)	$(1,729,270)	138,980	$2,377,357	(1,737,666)	$(16,395,200)	2,862,799	$27,829,989

	Core Equity				Dividend Value
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	107,152	$2,482,638	63,025	$1,482,383	22,206,269	$265,649,445	16,353,827	$214,300,559
Reinvested dividends	1,552,388	31,653,198	935,799	21,738,619	10,053,426	111,492,491	3,550,399	45,267,581
Shares redeemed	(1,241,877)	(28,683,735)	(1,110,958)	(26,244,339)	(14,757,947)	(187,510,253)	(15,437,811)	(194,710,056)

Net increase (decrease)	417,663	$5,452,101	(112,134)	$(3,023,337)	17,501,748	$189,631,683	4,466,415	$64,858,084

	Dynamic Allocation				Emerging Economies
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	417,871	$5,030,895	297,704	$3,682,534	33,190,672	$264,302,309	13,286,176	$125,666,190
Reinvested dividends	1,373,734	15,660,572	1,036,716	12,855,277	1,612,479	12,932,082	1,246,451	12,115,507
Shares redeemed	(4,029,619)	(48,845,156)	(2,524,653)	(31,588,738)	(19,981,046)	(160,573,937)	(11,989,224)	(108,714,609)

Net increase (decrease)	(2,238,014)	$(28,153,689)	(1,190,233)	$(15,050,927)	14,822,105	$116,660,454	2,543,403	$29,067,088

	Global Real Estate				Global Social Awareness
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,281,150	$149,473,543	2,831,665	$22,115,683	332,664	$8,642,347	605,245	$15,284,134
Reinvested dividends	2,105,023	16,229,726	2,494,356	18,582,951	260,000	6,661,198	270,824	7,163,295
Shares redeemed	(11,341,281)	(88,150,053)	(8,742,964)	(68,939,364)	(2,879,170)	(75,140,177)	(2,060,012)	(52,857,267)

Net increase (decrease)	10,044,892	$77,553,216	(3,416,943)	$(28,240,730)	(2,286,506)	$(59,836,632)	(1,183,943)	$(30,409,838)

	Global Strategy				Government Money Market I
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	351,873	$4,116,856	810,154	$9,881,993	167,861,006	$167,861,006	103,855,256	$103,855,257
Reinvested dividends	3,300,248	35,015,636	428,586	5,241,605	6,017,418	6,017,418	2,316,563	2,316,563
Shares redeemed	(4,457,939)	(51,758,746)	(4,887,981)	(59,425,709)	(90,405,697)	(90,405,697)	(125,229,422)	(125,229,422)

Net increase (decrease)	(805,818)	$(12,626,254)	(3,649,241)	$(44,302,111)	83,472,727	$83,472,727	(19,057,603)	$(19,057,602)

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Government Securities				Growth
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,565,525	$46,513,157	2,573,832	$27,061,492	8,137,328	$145,253,247	6,645,533	$106,156,304
Reinvested dividends	308,789	3,165,086	330,549	3,355,071	5,831,171	94,348,347	2,838,731	49,138,428
Shares redeemed	(3,205,093)	(32,918,129)	(4,702,908)	(49,493,899)	(19,062,913)	(329,315,123)	(6,962,819)	(117,362,320)

Net increase (decrease)	1,669,221	$16,760,114	(1,798,527)	$(19,077,336)	(5,094,414)	$(89,713,529)	2,521,445	$37,932,412

	Growth & Income				Health Sciences
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,217,389	$27,205,841	848,244	$18,840,853	1,190,296	$25,058,429	858,067	$17,907,657
Reinvested dividends	656,257	13,348,269	248,646	5,599,507	3,272,168	65,443,360	4,331,640	88,495,403
Shares redeemed	(1,866,256)	(41,610,511)	(1,152,101)	(25,605,383)	(3,686,739)	(77,176,462)	(3,822,352)	(80,733,518)

Net increase (decrease)	7,390	$(1,056,401)	(55,211)	$(1,165,023)	775,725	$13,325,327	1,367,355	$25,669,542

	Inflation Protected				International Equities Index
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,916,272	$182,761,055	5,920,191	$65,685,432	31,902,509	$223,517,417	52,755,829	$394,356,148
Reinvested dividends	1,101,489	11,852,024	1,581,512	17,222,662	5,161,548	34,840,449	3,611,710	27,087,828
Shares redeemed	(9,406,150)	(102,060,226)	(9,870,891)	(109,580,357)	(56,256,304)	(397,902,631)	(38,309,717)	(291,046,343)

Net increase (decrease)	8,611,611	$92,552,853	(2,369,188)	$(26,672,263)	(19,192,247)	$(139,544,765)	18,057,822	$130,397,633

	International Government Bond				International Growth
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,793,281	$43,773,383	6,443,883	$76,886,003	3,698,069	$50,564,198	2,741,488	$39,692,685
Reinvested dividends	271,753	3,136,028	157,192	1,876,878	10,157,312	111,324,142	898,000	12,706,702
Shares redeemed	(5,753,244)	(66,201,445)	(3,605,707)	(42,812,461)	(5,469,273)	(74,442,204)	(4,620,939)	(65,536,596)

Net increase (decrease)	(1,688,210)	$(19,292,034)	2,995,368	$35,950,420	8,386,108	$87,446,136	(981,451)	$(13,137,209)

	International Value				Large Cap Core
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,459,443	$53,547,329	5,803,770	$63,996,631	568,822	$6,864,053	1,214,266	$14,496,114
Reinvested dividends	2,232,807	21,077,701	1,585,320	17,026,333	1,370,301	14,922,577	887,490	10,658,752
Shares redeemed	(12,113,394)	(119,767,187)	(8,987,230)	(97,378,331)	(2,217,323)	(26,317,068)	(1,813,851)	(21,806,313)

Net increase (decrease)	(4,421,144)	$(45,142,157)	(1,598,140)	$(16,355,367)	(278,200)	$(4,530,438)	287,905	$3,348,553

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,634,276	$41,509,538	331,446	$4,858,302	9,407,600	$263,112,414	3,798,494	$105,244,851
Reinvested dividends	2,178,444	33,112,343	1,598,191	24,116,708	14,163,171	342,040,572	9,144,176	251,922,042
Shares redeemed	(3,977,097)	(61,468,630)	(2,743,999)	(40,250,893)	(22,836,952)	(612,639,268)	(18,855,439)	(533,669,174)

Net increase (decrease)	835,623	$13,153,251	(814,362)	$(11,275,883)	733,819	$(7,486,282)	(5,912,769)	$(176,502,281)

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	880,052	$13,784,489	645,972	$10,110,629	4,330,128	$62,101,576	3,384,690	$44,985,893
Reinvested dividends	1,803,532	27,034,945	828,065	13,166,234	690,698	9,579,982	1,584,077	22,097,878
Shares redeemed	(1,505,933)	(23,988,639)	(1,761,437)	(26,950,666)	(3,464,310)	(49,409,180)	(3,636,392)	(47,906,100)

Net increase (decrease)	1,177,651	$16,830,795	(287,400)	$(3,673,803)	1,556,516	$22,272,378	1,332,375	$19,177,671

	Science & Technology				Small Cap Aggressive Growth
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,418,061	$74,143,598	1,501,571	$44,774,878	2,338,726	$36,265,703	1,187,625	$17,632,301
Reinvested dividends	10,496,113	267,545,909	3,617,362	111,885,016	1,622,525	22,033,890	238,195	3,794,440
Shares redeemed	(4,312,130)	(125,821,986)	(3,516,184)	(102,830,719)	(2,004,120)	(30,139,059)	(1,041,626)	(15,293,898)

Net increase (decrease)	8,602,044	$215,867,521	1,602,749	$53,829,175	1,957,131	$28,160,534	384,194	$6,132,843

	Small Cap				Small Cap Index
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	513,787	$5,881,470	239,863	$2,855,785	5,157,787	$110,735,184	6,358,551	$139,248,745
Reinvested dividends	2,542,096	26,310,691	4,461,304	49,921,996	5,493,639	106,796,337	3,615,977	79,189,905
Shares redeemed	(3,323,078)	(37,770,243)	(3,679,924)	(44,611,488)	(13,457,398)	(286,815,306)	(12,414,186)	(274,211,925)

Net increase (decrease)	(267,195)	$(5,578,082)	1,021,243	$8,166,293	(2,805,972)	$(69,283,785)	(2,439,658)	$(55,773,275)

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,924,460	$26,576,816	2,047,892	$27,586,219	231,706	$3,180,101	312,837	$4,059,510
Reinvested dividends	2,903,343	33,301,346	2,064,704	27,811,569	1,199,310	14,991,380	303,804	4,235,032
Shares redeemed	(6,481,787)	(84,619,590)	(3,835,432)	(53,632,570)	(910,512)	(12,551,330)	(1,048,429)	(13,815,927)

Net increase (decrease)	(1,653,984)	$(24,741,428)	277,164	$1,765,218	520,504	$5,620,151	(431,788)	$(5,521,385)

	Stock Index				Value
	For the year ended May 31, 2019		For the year ended May 31, 2018		For the year ended May 31, 2019		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,249,733	$334,996,625	7,731,176	$305,031,584	1,071,458	$19,401,702	595,935	$10,684,832
Reinvested dividends	4,815,456	187,995,413	6,306,250	251,051,797	93,922	1,664,301	93,499	1,701,685
Shares redeemed	(20,535,861)	(833,230,100)	(12,953,890)	(505,896,038)	(878,308)	(15,864,320)	(867,818)	(15,321,469)

Net increase (decrease)	(7,470,672)	$(310,238,062)	1,083,536	$50,187,343	287,072	$5,201,683	(178,384)	$(2,934,952)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended May 31, 2019, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, International Growth Fund and the International Value Fund.

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2019, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	1	$51	$488,489	3.76%
Broad Cap Value	4	581	1,472,306	3.55%
Capital Conservation	1	107	1,025,806	3.76%
Core Equity	10	326	342,466	3.48%
Dividend Value	5	2,738	5,713,422	3.41%
Dynamic Allocation	1	66	652,171	3.63%
Emerging Economies	5	804	684,941	3.49%
Global Real Estate	1	131	1,256,093	3.76%
Global Social Awareness	60	19,629	3,209,777	3.68%
Global Strategy	5	130	250,814	3.74%
Growth	9	3,540	3,799,719	3.62%
Growth and Income	7	301	427,134	3.62%
Inflation Protected	6	395	629,590	3.77%
International Equities Index	50	26,258	5,379,176	3.65%
International Government Bond	11	836	770,884	3.55%
International Value	10	2,730	2,781,612	3.52%
Large Cap Core	1	59	581,099	3.63%
Large Capital Growth	3	303	972,388	3.73%
Mid Cap Index	2	2,477	11,899,986	3.75%
Mid Cap Strategic Growth	1	17	162,618	3.74%
NASDAQ-100 Index	1	18	179,253	3.63%
Science & Technology	6	650	1,170,417	3.39%
Small Cap Aggressive Growth	1	42	414,171	3.63%
Small Cap	9	141	151,238	3.73%
Small Cap Index	8	12,410	14,908,998	3.73%
Stock Index	8	16,259	19,699,820	3.61%

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2019, the Global Strategy Fund had an outstanding borrowing in the amount of $175,000.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2019, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2019, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Growth	$12,709,939	$10,144,738	$2,644,425
Health Sciences	—	90,080	52,541
Large Capital Growth	176,004	101,805	22,438
Small Cap	179,760	8,560	182
Value	583,640	215,196	1,168

273

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund					Blue Chip Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.33	$11.00	$10.39	$12.38	$12.67	$20.84	$17.27	$15.48	$17.96	$17.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.16	0.16	0.23	0.23	(0.01)	(0.01)	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.55)	0.83	0.71	(0.66)	0.53	0.86	4.82	3.46	(0.24)	2.62

Total income (loss) from investment operations	(0.37)	0.99	0.87	(0.43)	0.76	0.85	4.81	3.47	(0.26)	2.60

Distributions from:
Net investment income	(0.17)	(0.18)	(0.26)	(0.24)	(0.27)	–	(0.01)	–	–	–
Net realized gain on securities	(0.88)	(0.48)	–	(1.32)	(0.78)	(2.51)	(1.23)	(1.68)	(2.22)	(1.76)

Total distributions	(1.05)	(0.66)	(0.26)	(1.56)	(1.05)	(2.51)	(1.24)	(1.68)	(2.22)	(1.76)

Net asset value at end of period	$9.91	$11.33	$11.00	$10.39	$12.38	$19.18	$20.84	$17.27	$15.48	$17.96

TOTAL RETURN(a)	(3.42)%	8.91%	8.35%	(2.16)%	6.24%	4.22%	27.87%	23.49%	0.17%	15.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.76%	0.72%	0.70%	0.70%	0.68%	0.82%	0.83%	0.84%	0.84%	0.83%
Ratio of expenses to average net assets(c)	0.76%	0.72%	0.70%	0.70%	0.68%	0.82%	0.83%	0.84%	0.84%	0.83%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	–	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.69%	1.40%	1.51%	2.00%	1.81%	(0.03)%	(0.07)%	0.06%	(0.09)%	(0.12)%
Ratio of net investment income (loss) to average net assets(c)	1.69%	1.40%	1.51%	2.00%	1.81%	(0.03)%	(0.07)%	0.06%	(0.09)%	(0.12)%
Portfolio turnover rate	113%	84%	161%	102%	131%	30%	24%	27%	30%	30%
Number of shares outstanding at end of period (000’s)	14,892	14,624	14,705	15,824	14,473	40,727	37,397	39,343	39,796	36,354
Net assets at end of period (000’s)	$147,543	$165,665	$161,767	$164,358	$179,126	$781,236	$779,336	$679,516	$615,927	$652,819

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

274

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$15.91	$15.64	$13.97	$16.03	$15.19	$9.54	$9.85	$9.95	$9.92	$9.84

Income (loss) from investment operations:
Net investment income (loss)(d)	0.34	0.20	0.24	0.22	0.21	0.25	0.20	0.18	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.61)	1.45	2.16	(1.11)	1.38	0.32	(0.29)	(0.04)	0.06	0.10

Total income (loss) from investment operations	(0.27)	1.65	2.40	(0.89)	1.59	0.57	(0.09)	0.14	0.24	0.27

Distributions from:
Net investment income	(0.22)	(0.28)	(0.24)	(0.21)	(0.26)	(0.23)	(0.19)	(0.23)	(0.19)	(0.19)
Net realized gain on securities	(1.49)	(1.10)	(0.49)	(0.96)	(0.49)	–	(0.03)	(0.01)	(0.02)	–

Total distributions	(1.71)	(1.38)	(0.73)	(1.17)	(0.75)	(0.23)	(0.22)	(0.24)	(0.21)	(0.19)

Net asset value at end of period	$13.93	$15.91	$15.64	$13.97	$16.03	$9.88	$9.54	$9.85	$9.95	$9.92

TOTAL RETURN(a)	(1.84)%	10.34%	17.25%	(4.47)%	10.70%	6.10%	(0.94)%	1.45%	2.47%	2.76%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.64%	0.64%	0.64%	0.64%	0.63%
Ratio of expenses to average net assets(c)	0.93%	0.92%	0.92%	0.92%	0.92%	0.64%	0.64%	0.64%	0.64%	0.63%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.14%	1.20%	1.57%	1.49%	1.33%	2.65%	2.10%	1.84%	1.77%	1.72%
Ratio of net investment income (loss) to average net assets(c)	2.06%	1.13%	1.49%	1.42%	1.26%	2.65%	2.10%	1.84%	1.77%	1.72%
Portfolio turnover rate	28%	24%	20%	26%	23%	72%	53%	56%	71%	193%
Number of shares outstanding at end of period (000’s)	3,676	3,742	3,603	4,104	3,906	24,991	26,729	23,866	23,716	25,822
Net assets at end of period (000’s)	$51,212	$59,532	$56,339	$57,330	$62,619	$246,896	$255,084	$235,063	$236,062	$256,043

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

275

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund					Dividend Value Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$23.18	$21.92	$19.51	$20.38	$18.63	$12.39	$12.09	$11.54	$13.23	$13.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28	0.26	0.25	0.21	0.19	0.29	0.26	0.25	0.31	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.16)	3.13	3.14	(0.87)	1.74	(0.27)	0.74	1.62	(0.24)	0.85

Total income (loss) from investment operations	0.12	3.39	3.39	(0.66)	1.93	0.02	1.00	1.87	0.07	1.13

Distributions from:
Net investment income	(0.28)	(0.28)	(0.24)	(0.21)	(0.18)	(0.24)	(0.24)	(0.25)	(0.32)	(0.28)
Net realized gain on securities	(2.86)	(1.85)	(0.74)	–	–	(1.37)	(0.46)	(1.07)	(1.44)	(0.85)

Total distributions	(3.14)	(2.13)	(0.98)	(0.21)	(0.18)	(1.61)	(0.70)	(1.32)	(1.76)	(1.13)

Net asset value at end of period	$20.16	$23.18	$21.92	$19.51	$20.38	$10.80	$12.39	$12.09	$11.54	$13.23

TOTAL RETURN(a)	0.35%	15.42%	17.48%	(3.07)%	10.41%	(0.17)%	8.14%	16.51%	2.20%	8.69%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74%	0.77%	0.80%	0.80%	0.80%	0.81%	0.81%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92%	0.93%	0.92%	0.92%	0.92%	0.81%	0.81%	0.83%	0.83%	0.82%
Ratio of expense reductions to average net assets	–	–	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.20%	1.10%	1.19%	1.11%	0.94%	2.40%	2.06%	2.13%	2.55%	2.06%
Ratio of net investment income (loss) to average net assets(c)	1.02%	0.94%	1.06%	0.99%	0.82%	2.40%	2.06%	2.12%	2.54%	2.05%
Portfolio turnover rate	29%	50%	36%	41%	40%	46%	54%	41%	45%	35%
Number of shares outstanding at end of period (000’s)	11,329	10,911	11,023	11,771	13,047	88,850	71,348	66,882	50,727	48,504
Net assets at end of period (000’s)	$228,409	$252,961	$241,647	$229,637	$265,955	$959,714	$884,180	$808,699	$585,505	$641,719

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

276

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund					Emerging Economies Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$12.20	$11.74	$10.76	$12.04	$11.93	$8.89	$7.94	$6.18	$7.84	$8.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.12	0.15	0.17	0.16	0.18	0.16	0.13	0.13	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	1.00	1.13	(0.79)	0.32	(1.22)	0.92	1.74	(1.61)	(0.30)

Total income (loss) from investment operations	0.17	1.12	1.28	(0.62)	0.48	(1.04)	1.08	1.87	(1.48)	(0.12)

Distributions from:
Net investment income	(0.15)	(0.16)	(0.22)	(0.22)	(0.17)	(0.14)	(0.13)	(0.11)	(0.18)	(0.16)
Net realized gain on securities	(0.73)	(0.50)	(0.08)	(0.44)	(0.20)	–	–	–	–	–

Total distributions	(0.88)	(0.66)	(0.30)	(0.66)	(0.37)	(0.14)	(0.13)	(0.11)	(0.18)	(0.16)

Net asset value at end of period	$11.49	$12.20	$11.74	$10.76	$12.04	$7.71	$8.89	$7.94	$6.18	$7.84

TOTAL RETURN(a)	1.47%	9.45%	11.98%	(4.70)%	4.04%	(11.75)%	13.50%	30.41%	(18.60)%	(1.35)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32%	0.31%	0.31%	0.32%	0.32%	0.93%	0.93%	0.94%	0.97%	0.94%
Ratio of expenses to average net assets(c)	0.32%	0.31%	0.32%	0.32%	0.32%	0.93%	0.93%	0.94%	0.97%	0.94%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.36%	0.97%	1.30%	1.50%	1.33%	2.29%	1.80%	1.85%	2.02%	2.23%
Ratio of net investment income (loss) to average net assets(c)	1.35%	0.96%	1.30%	1.51%	1.33%	2.29%	1.80%	1.85%	2.02%	2.23%
Portfolio turnover rate	11%	15%	14%	20%	31%	72%	53%	69%	64%	65%
Number of shares outstanding at end of period (000’s)	17,745	19,983	21,173	23,095	22,646	106,698	91,875	89,332	83,618	82,682
Net assets at end of period (000’s)	$203,843	$243,832	$248,630	$248,446	$272,705	$823,071	$817,232	$708,873	$517,011	$648,339

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund					Global Social Awareness Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$7.68	$7.63	$8.02	$8.60	$8.58	$26.24	$23.78	$21.01	$22.11	$21.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.18	0.16	0.18	0.21	0.44	0.37	0.32	0.34	0.35
Net realized and unrealized gain (loss) on investments and foreign currencies	0.44	0.28	0.21	(0.14)	0.28	(0.29)	2.52	2.84	(1.02)	1.20

Total income (loss) from investment operations	0.61	0.46	0.37	0.04	0.49	0.15	2.89	3.16	(0.68)	1.55

Distributions from:
Net investment income	(0.29)	(0.31)	(0.34)	(0.26)	(0.23)	(0.48)	(0.43)	(0.39)	(0.42)	(0.44)
Net realized gain on securities	–	(0.10)	(0.42)	(0.36)	(0.24)	–	–	–	–	–

Total distributions	(0.29)	(0.41)	(0.76)	(0.62)	(0.47)	(0.48)	(0.43)	(0.39)	(0.42)	(0.44)

Net asset value at end of period	$8.00	$7.68	$7.63	$8.02	$8.60	$25.91	$26.24	$23.78	$21.01	$22.11

TOTAL RETURN(a)	8.10%	6.19%	4.98%	1.53%	5.61%	0.57%	12.16%	15.15%	(2.83)%	7.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.86%	0.85%	0.85%	0.85%	0.63%	0.62%	0.62%	0.63%	0.62%
Ratio of expenses to average net assets(c)	0.85%	0.86%	0.85%	0.85%	0.85%	0.63%	0.62%	0.62%	0.63%	0.62%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.18%	2.34%	2.04%	2.18%	2.46%	1.67%	1.44%	1.47%	1.65%	1.63%
Ratio of net investment income (loss) to average net assets(c)	2.18%	2.34%	2.04%	2.18%	2.46%	1.67%	1.44%	1.47%	1.65%	1.63%
Portfolio turnover rate	44%	50%	47%	71%	44%	2%	5%	23%	0%	88%
Number of shares outstanding at end of period (000’s)	57,358	47,313	50,730	61,190	59,795	14,044	16,331	17,515	17,949	19,139
Net assets at end of period (000’s)	$458,620	$363,223	$387,137	$490,714	$514,347	$363,818	$428,452	$416,564	$377,114	$423,242

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund					Government Money Market I Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018		2017	2016		2015

PER SHARE DATA
Net asset value at beginning of period	$12.02	$11.63	$10.48	$13.58	$14.12	$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.44	0.35	0.33	0.27	0.30	0.02	0.01		0.00	0.00		0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.02)	0.20	1.14	(1.80)	(0.03)	0.00	0.00		0.00	0.00		0.00

Total income (loss) from investment operations	(0.58)	0.55	1.47	(1.53)	0.27	0.02	0.01		0.00	0.00		0.00

Distributions from:
Net investment income	(0.26)	–	(0.10)	(0.72)	(0.37)	(0.02)	(0.01)		(0.00)	(0.00)		(0.00)
Net realized gain on securities	(0.94)	(0.16)	(0.22)	(0.85)	(0.44)	–	–		–	–		–

Total distributions	(1.20)	(0.16)	(0.32)	(1.57)	(0.81)	(0.02)	(0.01)		(0.00)	(0.00)		(0.00)

Net asset value at end of period	$10.24	$12.02	$11.63	$10.48	$13.58	$1.00	$1.00		$1.00	$1.00		$1.00

TOTAL RETURN(a)	(5.19)%	4.72%	14.16%	(10.23)%	2.14%	1.69%	0.72	%(e)	0.08%	0.01	%(e)	0.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.65%	0.66%	0.64%	0.64%	0.51%	0.51%		0.45%	0.26%		0.14%
Ratio of expenses to average net assets(c)	0.66%	0.65%	0.66%	0.64%	0.64%	0.51%	0.51%		0.53%	0.51%		0.51%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–		–	–		–
Ratio of net investment income (loss) to average net assets(b)	3.78%	2.86%	2.94%	2.26%	2.20%	1.70%	0.71%		0.08%	0.01%		0.01%
Ratio of net investment income (loss) to average net assets(c)	3.78%	2.86%	2.94%	2.26%	2.20%	1.70%	0.71%		(0.00)%	(0.24)%		(0.36)%
Portfolio turnover rate	30%	30%	35%	26%	28%	N/A	N/A		N/A	N/A		N/A
Number of shares outstanding at end of period (000’s)	31,615	32,421	36,070	41,208	37,891	395,196	311,723		330,780	343,490		343,881
Net assets at end of period (000’s)	$323,702	$389,638	$419,325	$431,935	$514,564	$395,183	$311,708		$330,783	$343,490		$343,363

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund					Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.21	$10.63	$10.85	$10.82	$10.73	$17.36	$15.00	$13.47	$16.40	$16.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.23	0.21	0.22	0.22	0.06	0.07	0.10	0.12	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	0.37	(0.37)	(0.18)	0.08	0.11	0.38	3.02	2.56	(0.52)	1.67

Total income (loss) from investment operations	0.60	(0.14)	0.03	0.30	0.33	0.44	3.09	2.66	(0.40)	1.77

Distributions from:
Net investment income	(0.24)	(0.28)	(0.25)	(0.27)	(0.24)	(0.07)	(0.10)	(0.12)	(0.10)	(0.11)
Net realized gain on securities	–	–	–	–	–	(1.38)	(0.63)	(1.01)	(2.43)	(2.02)

Total distributions	(0.24)	(0.28)	(0.25)	(0.27)	(0.24)	(1.45)	(0.73)	(1.13)	(2.53)	(2.13)

Net asset value at end of period	$10.57	$10.21	$10.63	$10.85	$10.82	$16.35	$17.36	$15.00	$13.47	$16.40

TOTAL RETURN(a)	5.98%	(1.32)%	0.35%	2.74%	3.07%	2.65%	20.60%	20.48%	(0.63)%	10.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67%	0.66%	0.64%	0.64%	0.64%	0.74%	0.74%	0.76%	0.79%	0.80%
Ratio of expenses to average net assets(c)	0.67%	0.66%	0.64%	0.64%	0.64%	0.79%	0.79%	0.81%	0.81%	0.80%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.24%	2.12%	1.95%	2.02%	2.01%	0.34%	0.42%	0.71%	0.78%	0.60%
Ratio of net investment income (loss) to average net assets(c)	2.24%	2.12%	1.95%	2.02%	2.01%	0.29%	0.37%	0.66%	0.77%	0.60%
Portfolio turnover rate	17%	3%	15%	17%	7%	60%	58%	71%	102%	99%
Number of shares outstanding at end of period (000’s)	13,559	11,890	13,689	14,278	14,967	64,185	69,279	66,758	70,537	62,664
Net assets at end of period (000’s)	$143,372	$121,425	$145,460	$154,987	$161,977	$1,049,181	$1,202,649	$1,001,261	$949,998	$1,027,988

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund					Health Sciences Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$22.23	$20.70	$18.44	$19.70	$17.74	$20.47	$19.26	$19.88	$27.01	$21.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.19	0.20	0.20	0.20	(0.03)	(0.05)	(0.04)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.43	2.34	2.94	(0.34)	1.94	0.72	3.86	1.80	(3.83)	9.66

Total income (loss) from investment operations	0.64	2.53	3.14	(0.14)	2.14	0.69	3.81	1.76	(3.92)	9.52

Distributions from:
Net investment income	(0.21)	(0.21)	(0.24)	(0.24)	(0.18)	–	–	–	–	–
Net realized gain on securities	(2.31)	(0.79)	(0.64)	(0.88)	–	(1.81)	(2.60)	(2.38)	(3.21)	(3.61)

Total distributions	(2.52)	(1.00)	(0.88)	(1.12)	(0.18)	(1.81)	(2.60)	(2.38)	(3.21)	(3.61)

Net asset value at end of period	$20.35	$22.23	$20.70	$18.44	$19.70	$19.35	$20.47	$19.26	$19.88	$27.01

TOTAL RETURN(a)	2.87%	12.17%	17.22%	0.08%	12.11%	3.09%	19.80%	9.37%	(13.12)%	47.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%	1.06%	1.07%	1.06%	1.09%
Ratio of expenses to average net assets(c)	0.92%	0.90%	0.91%	0.91%	0.90%	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.95%	0.88%	1.03%	1.08%	1.05%	(0.14)%	(0.23)%	(0.21)%	(0.40)%	(0.59)%
Ratio of net investment income (loss) to average net assets(c)	0.88%	0.83%	0.97%	1.02%	1.00%	(0.18)%	(0.27)%	(0.23)%	(0.43)%	(0.59)%
Portfolio turnover rate	44%	43%	34%	33%	38%	33%	44%	30%	31%	26%
Number of shares outstanding at end of period (000’s)	5,774	5,767	5,822	6,176	6,180	38,358	37,583	36,215	40,409	34,776
Net assets at end of period (000’s)	$117,501	$128,172	$120,515	$113,885	$121,742	$742,072	$769,233	$697,639	$803,402	$939,311

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund					International Equities Index Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.88	$11.07	$10.76	$10.92	$11.33	$7.41	$7.02	$6.22	$7.13	$7.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.26	0.25	0.15	0.12	0.19	0.19	0.17	0.16	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.14	(0.14)	0.10	(0.16)	(0.30)	(0.62)	0.35	0.81	(0.89)	(0.25)

Total income (loss) from investment operations	0.38	0.12	0.35	(0.01)	(0.18)	(0.43)	0.54	0.98	(0.73)	(0.06)

Distributions from:
Net investment income	(0.18)	(0.21)	(0.03)	(0.13)	(0.21)	(0.24)	(0.15)	(0.18)	(0.18)	(0.25)
Net realized gain on securities	(0.01)	(0.10)	(0.01)	(0.02)	(0.02)	–	–	–	–	–

Total distributions	(0.19)	(0.31)	(0.04)	(0.15)	(0.23)	(0.24)	(0.15)	(0.18)	(0.18)	(0.25)

Net asset value at end of period	$11.07	$10.88	$11.07	$10.76	$10.92	$6.74	$7.41	$7.02	$6.22	$7.13

TOTAL RETURN(a)	3.51%	1.11%	3.29%	(0.09)%	(1.57)%	(5.81)%	7.63%	15.98%	(9.99)%	(0.57)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.56%	0.57%	0.58%	0.59%	0.58%	0.43%	0.42%	0.44%	0.43%	0.44%
Ratio of expenses to average net assets(c)	0.56%	0.57%	0.58%	0.59%	0.58%	0.43%	0.42%	0.44%	0.43%	0.44%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.27%	2.29%	2.33%	1.38%	1.12%	2.72%	2.57%	2.62%	2.52%	2.62%
Ratio of net investment income (loss) to average net assets(c)	2.27%	2.29%	2.33%	1.38%	1.12%	2.72%	2.57%	2.62%	2.52%	2.62%
Portfolio turnover rate	42%	34%	42%	33%	33%	15%	17%	11%	4%	40%
Number of shares outstanding at end of period (000’s)	63,309	54,697	57,066	42,345	44,644	154,662	173,854	155,797	159,381	151,718
Net assets at end of period (000’s)	$700,574	$595,043	$631,552	$455,830	$487,477	$1,041,727	$1,287,987	$1,093,865	$991,380	$1,081,174

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund					International Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019		2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.64	$11.71	$11.43	$11.26	$12.24	$15.01		$13.04	$11.63	$14.18	$14.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28	0.24	0.24	0.27	0.32	0.04		0.08	0.14	0.15	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.09	(0.20)	0.04	0.23	(0.98)	(0.19)		2.29	1.45	(1.58)	0.17

Total income (loss) from investment operations	0.37	0.04	0.28	0.50	(0.66)	(0.15)		2.37	1.59	(1.43)	0.33

Distributions from:
Net investment income	(0.18)	(0.11)	–	(0.29)	(0.29)	(0.10)		(0.19)	(0.18)	(0.17)	(0.20)
Net realized gain on securities	(0.01)	–	–	(0.04)	(0.03)	(3.41)		(0.21)	–	(0.95)	(0.09)

Total distributions	(0.19)	(0.11)	–	(0.33)	(0.32)	(3.51)		(0.40)	(0.18)	(1.12)	(0.29)

Net asset value at end of period	$11.82	$11.64	$11.71	$11.43	$11.26	$11.35		$15.01	$13.04	$11.63	$14.18

TOTAL RETURN(a)	3.26%	0.32%	2.45%	4.61%	(5.43)%	(0.17	)%(e)	18.38%	13.81%	(9.20)%	2.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.65%	0.64%	0.64%	0.65%	0.89%		0.98%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets(c)	0.65%	0.65%	0.64%	0.64%	0.65%	1.09%		1.08%	1.10%	1.06%	1.06%
Ratio of expense reductions to average net assets	–	–	–	–	–	–		0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.44%	2.04%	2.03%	2.45%	2.69%	0.30%		0.58%	1.15%	1.21%	1.15%
Ratio of net investment income (loss) to average net assets(c)	2.44%	2.04%	2.03%	2.45%	2.69%	0.10%		0.47%	1.06%	1.16%	1.11%
Portfolio turnover rate	94%	95%	70%	95%	43%	35%		130%	39%	36%	44%
Number of shares outstanding at end of period (000’s)	17,187	18,875	15,879	17,601	15,220	41,093		32,707	33,688	44,791	43,817
Net assets at end of period (000’s)	$203,184	$219,748	$185,943	$201,253	$171,312	$466,362		$490,921	$439,222	$521,012	$621,387

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 3).

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Value Fund*					Large Cap Core Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.67	$10.54	$8.78	$10.44	$11.44	$11.70	$11.35	$10.77	$13.74	$14.25

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.21	0.20	0.18	0.20	0.12	0.11	0.12	0.12	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.66)	0.13	1.75	(1.64)	(0.94)	0.23	0.98	1.44	(0.25)	1.84

Total income (loss) from investment operations	(1.46)	0.34	1.95	(1.46)	(0.74)	0.35	1.09	1.56	(0.13)	1.95

Distributions from:
Net investment income	(0.28)	(0.21)	(0.19)	(0.20)	(0.26)	(0.11)	(0.12)	(0.11)	(0.45)	(0.16)
Net realized gain on securities	–	–	–	–	–	(0.94)	(0.62)	(0.87)	(2.39)	(2.30)

Total distributions	(0.28)	(0.21)	(0.19)	(0.20)	(0.26)	(1.05)	(0.74)	(0.98)	(2.84)	(2.46)

Net asset value at end of period	$8.93	$10.67	$10.54	$8.78	$10.44	$11.00	$11.70	$11.35	$10.77	$13.74

TOTAL RETURN(a)	(13.83)%	3.19%	22.36%	(13.72)%	(6.23)%	3.11%	9.46%	14.97%	1.84%	14.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77%	0.79%	0.80%	0.79%	0.79%	0.84%	0.84%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.82%	0.79%	0.80%	0.79%	0.79%	0.84%	0.84%	0.83%	0.83%	0.83%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.97%	1.93%	2.04%	1.97%	1.90%	1.03%	0.88%	1.03%	0.93%	0.75%
Ratio of net investment income (loss) to average net assets(c)	1.92%	1.93%	2.04%	1.97%	1.90%	1.03%	0.88%	1.03%	0.93%	0.75%
Portfolio turnover rate	136%	30%	40%	21%	31%	56%	59%	54%	53%	64%
Number of shares outstanding at end of period (000’s)	77,083	81,504	83,103	93,244	94,932	15,130	15,408	15,120	15,240	13,111
Net assets at end of period (000’s)	$688,485	$869,416	$876,165	$818,993	$990,964	$166,428	$180,349	$171,627	$164,060	$180,201

*	See Note 1
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$15.01	$13.66	$12.21	$12.75	$13.97	$28.04	$26.43	$24.87	$28.52	$27.24

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.10	0.10	0.09	0.11	0.32	0.35	0.30	0.32	0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	1.71	2.09	1.87	0.04	1.35	(1.86)	3.45	3.91	(1.06)	2.86

Total income (loss) from investment operations	1.84	2.19	1.97	0.13	1.46	(1.54)	3.80	4.21	(0.74)	3.18

Distributions from:
Net investment income	(0.10)	(0.09)	(0.09)	(0.11)	(0.08)	(0.37)	(0.32)	(0.34)	(0.34)	(0.29)
Net realized gain on securities	(1.07)	(0.75)	(0.43)	(0.56)	(2.60)	(2.61)	(1.87)	(2.31)	(2.57)	(1.61)

Total distributions	(1.17)	(0.84)	(0.52)	(0.67)	(2.68)	(2.98)	(2.19)	(2.65)	(2.91)	(1.90)

Net asset value at end of period	$15.68	$15.01	$13.66	$12.21	$12.75	$23.52	$28.04	$26.43	$24.87	$28.52

TOTAL RETURN(a)	12.50%	16.00%	16.50%	1.73%	11.01%	(5.76)%	14.51%	16.94%	(0.69)%	11.92%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.75%	0.75%	0.75%	0.75%	0.36%	0.35%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets(c)	0.75%	0.75%	0.75%	0.75%	0.75%	0.36%	0.35%	0.36%	0.36%	0.36%
Ratio of expense reductions to average net assets	–	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.81%	0.70%	0.76%	0.73%	0.83%	1.20%	1.25%	1.14%	1.23%	1.15%
Ratio of net investment income (loss) to average net assets(c)	0.81%	0.70%	0.76%	0.73%	0.83%	1.20%	1.25%	1.14%	1.23%	1.15%
Portfolio turnover rate	26%	21%	23%	24%	26%	14%	15%	14%	15%	13%
Number of shares outstanding at end of period (000’s)	30,448	29,613	30,427	32,186	33,071	123,200	122,466	128,379	119,786	116,969
Net assets at end of period (000’s)	$477,301	$444,633	$415,566	$393,063	$421,567	$2,897,313	$3,434,089	$3,392,738	$2,979,477	$3,335,644

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Nasdaq-100® Index Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$15.85	$13.92	$12.58	$15.35	$15.99	$13.97	$12.11	$9.92	$10.36	$8.71

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.01	0.02	0.00	(0.03)	0.12	0.06	0.07	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	1.13	2.66	2.24	(0.82)	1.83	0.26	2.48	2.73	(0.02)	1.79

Total income (loss) from investment operations	1.13	2.67	2.26	(0.82)	1.80	0.38	2.54	2.80	0.06	1.86

Distributions from:
Net investment income	(0.00)	(0.01)	–	–	–	(0.06)	(0.07)	(0.08)	(0.07)	(0.09)
Net realized gain on securities	(1.49)	(0.73)	(0.92)	(1.95)	(2.44)	(0.21)	(0.61)	(0.53)	(0.43)	(0.12)

Total distributions	(1.49)	(0.74)	(0.92)	(1.95)	(2.44)	(0.27)	(0.68)	(0.61)	(0.50)	(0.21)

Net asset value at end of period	$15.49	$15.85	$13.92	$12.58	$15.35	$14.08	$13.97	$12.11	$9.92	$10.36

TOTAL RETURN(a)	7.45%	19.17%	18.43%	(2.91)%	11.60%	2.76%	20.94%	28.88%	1.18%	21.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.82%	0.82%	0.83%	0.81%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.81%	0.82%	0.82%	0.83%	0.81%	0.54%	0.54%	0.55%	0.56%	0.54%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.02)%	0.03%	0.12%	0.00%	(0.21)%	0.85%	0.49%	0.67%	0.80%	0.72%
Ratio of net investment income (loss) to average net assets(c)	(0.02)%	0.03%	0.12%	0.00%	(0.21)%	0.84%	0.48%	0.66%	0.78%	0.71%
Portfolio turnover rate	31%	40%	38%	95%	47%	6%	3%	4%	8%	7%
Number of shares outstanding at end of period (000’s)	19,581	18,404	18,691	19,764	18,777	35,447	33,891	32,558	32,164	31,854
Net assets at end of period (000’s)	$303,288	$291,655	$260,170	$248,619	$288,138	$499,269	$473,513	$394,400	$319,222	$330,077

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund					Small Cap Aggressive Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$31.14	$26.00	$21.30	$26.68	$24.83	$16.44	$12.25	$10.17	$14.56	$14.12

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.10)	(0.09)	(0.01)	(0.02)	(0.03)	(0.09)	(0.09)	(0.04)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.94	7.89	6.56	(0.71)	4.70	(0.13)	4.68	2.67	(2.61)	4.01

Total income (loss) from investment operations	0.84	7.80	6.55	(0.73)	4.67	(0.22)	4.59	2.63	(2.64)	3.95

Distributions from:
Net investment income	–	–	–	–	–	–	–	–	–	–
Net realized gain on securities	(6.03)	(2.66)	(1.85)	(4.65)	(2.82)	(2.16)	(0.40)	(0.55)	(1.75)	(3.51)

Total distributions	(6.03)	(2.66)	(1.85)	(4.65)	(2.82)	(2.16)	(0.40)	(0.55)	(1.75)	(3.51)

Net asset value at end of period	$25.95	$31.14	$26.00	$21.30	$26.68	$14.06	$16.44	$12.25	$10.17	$14.56

TOTAL RETURN(a)	3.04%	30.08%	31.82%	0.39%	19.52%	(0.89)%	37.58%	26.17%	(16.21)%	30.24%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98%	0.97%	0.99%	0.99%	0.98%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.98%	0.97%	0.99%	0.99%	0.98%	1.00%	1.00%	1.02%	1.01%	1.01%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.12)%	(0.61)%	(0.61)%	(0.33)%	(0.24)%	(0.42)%
Ratio of net investment income (loss) to average net assets(c)	(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.12)%	(0.63)%	(0.62)%	(0.36)%	(0.26)%	(0.44)%
Portfolio turnover rate	89%	84%	92%	107%	101%	94%	74%	82%	101%	94%
Number of shares outstanding at end of period (000’s)	53,666	45,064	43,461	43,694	38,035	11,517	9,560	9,176	10,084	7,959
Net assets at end of period (000’s)	$1,392,834	$1,403,433	$1,130,159	$930,756	$1,014,902	$161,912	$157,170	$112,391	$102,540	$115,869

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.54	$11.59	$10.96	$14.18	$15.00	$22.81	$20.23	$17.91	$21.23	$20.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05	0.05	0.03	0.04	0.02	0.22	0.22	0.21	0.24	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.27)	1.97	1.58	(1.17)	1.55	(2.25)	3.85	3.43	(1.86)	1.99

Total income (loss) from investment operations	(0.22)	2.02	1.61	(1.13)	1.57	(2.03)	4.07	3.64	(1.62)	2.23

Distributions from:
Net investment income	(0.05)	(0.04)	(0.04)	(0.03)	–	(0.24)	(0.22)	(0.23)	(0.25)	(0.23)
Net realized gain on securities	(0.97)	(2.03)	(0.94)	(2.06)	(2.39)	(1.78)	(1.27)	(1.09)	(1.45)	(1.17)

Total distributions	(1.02)	(2.07)	(0.98)	(2.09)	(2.39)	(2.02)	(1.49)	(1.32)	(1.70)	(1.40)

Net asset value at end of period	$10.30	$11.54	$11.59	$10.96	$14.18	$18.76	$22.81	$20.23	$17.91	$21.23

TOTAL RETURN(a)	(1.94)%	17.95%	14.64%	(5.20)%	11.10%	(9.23)%	20.42%	20.25%	(6.05)%	11.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.93%	0.93%	0.40%	0.40%	0.41%	0.42%	0.40%
Ratio of expenses to average net assets(c)	1.03%	1.03%	1.02%	1.01%	1.00%	0.40%	0.40%	0.41%	0.42%	0.40%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.33%	0.40%	0.27%	0.29%	0.15%	1.01%	0.99%	1.07%	1.26%	1.15%
Ratio of net investment income (loss) to average net assets(c)	0.23%	0.31%	0.18%	0.21%	0.08%	1.01%	0.99%	1.07%	1.26%	1.15%
Portfolio turnover rate	25%	25%	82%	29%	32%	16%	17%	12%	13%	14%
Number of shares outstanding at end of period (000’s)	27,569	27,836	26,815	27,431	24,990	53,944	56,750	59,190	55,029	52,734
Net assets at end of period (000’s)	$284,018	$321,236	$310,704	$300,734	$354,294	$1,012,040	$1,294,430	$1,197,209	$985,833	$1,119,463

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund					Small-Mid Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$13.84	$13.17	$12.05	$13.74	$13.87	$13.84	$11.94	$11.23	$13.57	$14.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.15	0.19	0.16	0.18	(0.03)	(0.03)	(0.03)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.02)	1.84	1.97	(0.24)	0.92	0.84	2.43	1.34	(1.07)	2.72

Total income (loss) from investment operations	(0.90)	1.99	2.16	(0.08)	1.10	0.81	2.40	1.31	(1.11)	2.66

Distributions from:
Net investment income	(0.17)	(0.18)	(0.14)	(0.21)	(0.14)	–	–	–	–	–
Net realized gain on securities	(1.63)	(1.14)	(0.90)	(1.40)	(1.09)	(1.86)	(0.50)	(0.60)	(1.23)	(3.63)

Total distributions	(1.80)	(1.32)	(1.04)	(1.61)	(1.23)	(1.86)	(0.50)	(0.60)	(1.23)	(3.63)

Net asset value at end of period	$11.14	$13.84	$13.17	$12.05	$13.74	$12.79	$13.84	$11.94	$11.23	$13.57

TOTAL RETURN(a)	(6.88)%	15.39%	17.65%	1.49%	8.16%	6.17%	20.07%	11.94%	(6.27)%	19.75%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87%	0.87%	0.87%	0.88%	0.87%	0.93%	0.95%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87%	0.87%	0.87%	0.88%	0.87%	1.00%	1.01%	1.01%	1.00%	1.00%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.00%	0.01%	–	–	–	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.91%	1.04%	1.47%	1.29%	1.23%	(0.23)%	(0.21)%	(0.26)%	(0.33)%	(0.41)%
Ratio of net investment income (loss) to average net assets(c)	0.91%	1.04%	1.47%	1.29%	1.23%	(0.30)%	(0.27)%	(0.27)%	(0.33)%	(0.41)%
Portfolio turnover rate	33%	37%	46%	74%	52%	77%	62%	61%	64%	55%
Number of shares outstanding at end of period (000’s)	20,076	21,730	21,453	19,831	17,394	9,083	8,562	8,994	9,812	9,713
Net assets at end of period (000’s)	$223,576	$300,745	$282,609	$238,888	$238,986	$116,197	$118,522	$107,389	$110,230	$131,771

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$39.46	$36.47	$33.14	$36.60	$34.65	$17.87	$16.62	$14.93	$15.46	$14.18

Income (loss) from investment operations:
Net investment income (loss)(d)	0.72	0.63	0.61	0.63	0.62	0.29	0.26	0.25	0.26	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	0.62	4.49	4.96	(0.59)	3.29	(0.41)	1.27	1.72	(0.57)	1.29

Total income (loss) from investment operations	1.34	5.12	5.57	0.04	3.91	(0.12)	1.53	1.97	(0.31)	1.50

Distributions from:
Net investment income	(0.64)	(0.67)	(0.57)	(0.89)	(0.60)	(0.25)	(0.28)	(0.28)	(0.22)	(0.22)
Net realized gain on securities	(0.92)	(1.46)	(1.67)	(2.61)	(1.36)	–	–	–	–	–

Total distributions	(1.56)	(2.13)	(2.24)	(3.50)	(1.96)	(0.25)	(0.28)	(0.28)	(0.22)	(0.22)

Net asset value at end of period	$39.24	$39.46	$36.47	$33.14	$36.60	$17.50	$17.87	$16.62	$14.93	$15.46

TOTAL RETURN(a)	3.43%	13.99%	17.08%	1.38%	11.41%	(0.71)%	9.15%	13.22%	(1.80)%	10.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.33%	0.34%	0.34%	0.35%	0.34%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.33%	0.34%	0.34%	0.35%	0.34%	0.94%	0.94%	0.94%	0.93%	0.93%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.78%	1.62%	1.75%	1.83%	1.68%	1.63%	1.47%	1.54%	1.78%	1.33%
Ratio of net investment income (loss) to average net assets(c)	1.78%	1.62%	1.75%	1.83%	1.68%	1.53%	1.38%	1.46%	1.69%	1.25%
Portfolio turnover rate	4%	3%	3%	3%	3%	46%	19%	15%	15%	16%
Number of shares outstanding at end of period (000’s)	118,173	125,644	124,560	124,483	123,499	6,749	6,461	6,640	7,241	7,559
Net assets at end of period (000’s)	$4,637,546	$4,958,503	$4,542,334	$4,125,329	$4,519,626	$118,127	$115,474	$110,333	$108,136	$116,875

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

290

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and

Shareholders of each of the thirty-four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (thirty-four funds constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2019, the related statements of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2019 and each of the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I

Asset Allocation Fund	International Equities Index Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	International Value Fund (formerly Foreign Value Fund)
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Global Real Estate Fund	Nasdaq-100® Index Fund
Global Social Awareness Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Aggressive Growth Fund
Government Money Market I Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 29, 2019

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

291

VALIC Company I Dynamic Allocation Fund

APPROVAL OF SUBADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on April 29-30, 2019 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved two Investment Sub-Advisory Agreements (each a “New AllianceBernstein Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and AllianceBernstein L.P. (“AllianceBernstein”) with respect to the Dynamic Allocation Fund (the “Fund”), each contingent upon the assignment of the then current Investment Sub-Advisory Agreement between VALIC and AllianceBernstein resulting from the sale of stock of AXA Equitable Holdings, Inc. (“Equitable”), the indirect parent of AllianceBernstein. Board approval of each New AllianceBernstein Agreement was subject to (i) no other single person, other than Equitable’s current parent, or group acting together purchasing more than 25% of the shares of Equitable or is determined to otherwise have gained control, and (ii) no later than the date of a change of control event, AllianceBernstein informing VALIC of the occurrence of the change of control event and, at that time, providing the Fund with reasonable assurances that there have been no material changes to the nature, quality and extent of services to be provided by AllianceBernstein.

In connection with the approval of the New AllianceBernstein Agreements, the Board, including the Independent Directors, received materials, at the Meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the New AllianceBernstein Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by AllianceBernstein; (2) the sub-advisory fees charged in connection with AllianceBernstein’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Fund compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”), and against the Fund’s benchmark (“Benchmark”); (4) the costs of services and the benefits potentially to be derived by AllianceBernstein; (5) whether the Fund will benefit from possible economies of scale from engaging AllianceBernstein; (6) information regarding AllianceBernstein’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed New AllianceBernstein Agreements.

In considering whether to approve the New AllianceBernstein Agreements, the Board also took into account a presentation made at the meeting of the Board on October 22-23, 2018, by representatives from AllianceBernstein who responded to questions posed by the Board and management. The Board noted that in accordance with Section 15(c) of the 1940 Act, AllianceBernstein furnished the Board with extensive information throughout the prior year in connection with the annual consideration and renewal of the current sub-advisory agreement between VALIC and AllianceBernstein with respect to the Fund (the “Current AllianceBernstein Agreement”). The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New AllianceBernstein Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present. The Board noted that its consideration of much of the information provided in connection with the annual renewal of the Current AllianceBernstein Agreement remained applicable for its consideration of the New AllianceBernstein Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by AllianceBernstein. The Board took into account that AllianceBernstein’s operations and personnel would not change as a result of a deemed assignment of the Current AllianceBernstein Agreement and the engagement pursuant to the New AllianceBernstein Agreements and that the terms of the New AllianceBernstein Agreements were substantially identical to the terms of the Current AllianceBernstein Agreement. The Board also noted that AllianceBernstein’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change in connection with the merger.

The Board considered information provided to them regarding the services to be provided by AllianceBernstein. The Board noted that AllianceBernstein will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio investments (or arrange for another entity to provide a trading desk and to place orders) with broker dealers (including futures commission merchants) selected by AllianceBernstein, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the New AllianceBernstein Agreements; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board reviewed AllianceBernstein’s history and investment experience as well as information regarding the qualifications, background and responsibilities of AllianceBernstein’s investment and compliance personnel, as applicable, who would provide services to the Fund. The Board also took into account the financial condition of AllianceBernstein. The Board also reviewed AllianceBernstein’s brokerage practices. The Board also considered AllianceBernstein’s risk management processes and regulatory history.

The Board concluded that the scope and quality of the services to be provided by AllianceBernstein were satisfactory and that there was a reasonable basis to conclude that AllianceBernstein would continue to provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees charged by AllianceBernstein for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Universe. The Board noted that VALIC negotiated the sub-advisory fee with AllianceBernstein at arm’s length. The Board also noted that the sub-advisory fee rate payable to AllianceBernstein pursuant to the New AllianceBernstein Agreements is identical to the sub-advisory fee rate payable to AllianceBernstein pursuant to the Current AllianceBernstein Agreement. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered expense information of comparable funds or accounts managed by AllianceBernstein that have comparable investment objectives and strategies to the Fund.

The Board took into account management’s discussion of the Fund’s expenses. The Board noted that Fund’s actual sub-advisory fees were below the median of the Subadvisory Expense Universe, as of the date of the information provided in connection with the last annual renewal of the Current AllianceBernstein Agreement. The Board concluded in light of all factors considered that such fees were reasonable.

292

VALIC Company I Dynamic Allocation Fund

APPROVAL OF SUBADVISORY AGREEMENTS (unaudited) — (continued)

The Board also received and reviewed information prepared in connection with the last annual renewal of the Current AllianceBernstein Agreement by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group/Universe and Benchmark. The Board noted that the Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and underperformed its Lipper peer index and the median of its Performance Universe for the five-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its Benchmark for the one-year period and underperformed its Benchmark for the three- and five-year periods. The Board took into account management’s prior discussion of the Fund’s performance.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits realized in connection with the Current AllianceBernstein Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board noted that the sub-advisory fee rate paid pursuant the Current AllianceBernstein Agreement would not change as a result of the prospective assignment and that, as a result, the approval of the New AllianceBernstein Agreements was not expected to have any impact on VALIC’s profitability with respect to the Fund. The Board considered that the sub-advisory fee rates were negotiated with AllianceBernstein at arm’s length. In considering the anticipated profitability to AllianceBernstein in connection with its relationship to the Funds, the Directors noted that the fees paid to AllianceBernstein are, and will continue to be under the New AllianceBernstein Agreements, paid by VALIC out of the advisory fees that VALIC receives from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of AllianceBernstein from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the New AllianceBernstein Agreements.

Economies of Scale. For similar reasons as stated above with respect to AllianceBernstein’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in AllianceBernstein’s management of the Fund are not material factors to the approval of the New AllianceBernstein Agreements, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the New AllianceBernstein Agreements, including the duties and responsibilities to be undertaken. The Board noted that the terms of the New AllianceBernstein Agreements will not differ materially from the terms of the Current AllianceBernstein Agreement, except for the effective date of the agreement. The Board concluded that the terms of the New AllianceBernstein Agreements were reasonable.

Conclusions. In reaching its decisions to approve the New AllianceBernstein Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that AllianceBernstein possesses the capability and resources to perform the duties required under the New AllianceBernstein Agreements.

293

VALIC Company I Growth Fund

APPROVAL OF SUBADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on April 29-30, 2019 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and each of BlackRock Investment Management LLC (“BlackRock” and the investment sub-advisory agreement with BlackRock shall be known herein as the “BlackRock Sub-Advisory Agreement”) and SunAmerica Asset Management, LLC (“SunAmerica” and the investment sub-advisory agreement with SunAmerica shall be known herein as the “SunAmerica Sub-Advisory Agreement” and, together with the BlackRock Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with respect to the Growth Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreements, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, American Century Investment Management, Inc. (“American Century”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreements, the Board, including the Independent Directors, received materials, at the Meeting, in-person meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by SunAmerica and BlackRock; (2) the sub-advisory fees proposed to be charged in connection with SunAmerica’s and BlackRock’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Sub-Advisory Expense Group/Universe”); (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and the performance of comparable funds managed by SunAmerica and BlackRock; (4) the costs of services and the benefits potentially to be derived by SunAmerica and BlackRock; (5) whether the Fund will benefit from possible economies of scale from engaging SunAmerica and BlackRock; (6) the anticipated profitability of VALIC, SunAmerica and their affiliates; (7) information regarding SunAmerica’s and BlackRock’s brokerage and trading practices and compliance and regulatory history; and (8) the terms of the proposed Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board also took into account a presentation made at the in-person meeting held on April 29-30, 2019, by members of management as well as presentations made by representatives from SunAmerica and BlackRock who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by SunAmerica and BlackRock. The Board reviewed information provided by SunAmerica and BlackRock relating to their operations and personnel. The Board also noted that SunAmerica’s and BlackRock’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by SunAmerica and BlackRock. In this regard, the Board took into account its familiarity with SunAmerica and its operations through SunAmerica’s service as administrator to VC I and to VALIC Company II (“VC II”) and as sub-adviser to certain other funds in the same fund complex as the Fund. The Board also took into account its familiarity with BlackRock, which is a sub-adviser to other VC I funds. The Board noted that SunAmerica and BlackRock will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio securities (or arrange for another entity to provide a trading desk and to place orders) with brokers or dealers selected by the applicable sub-adviser, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreements; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board reviewed SunAmerica’s and BlackRock’s history and investment experience as well as information regarding the qualifications, background and responsibilities of SunAmerica’s and BlackRock’s investment personnel who would provide services to the Fund. The Board also reviewed SunAmerica’s and BlackRock’s brokerage practices. The Board also noted that it received information on SunAmerica’s and BlackRock’s financial condition and compliance function of SunAmerica and BlackRock. The Board also considered SunAmerica’s and BlackRock’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by SunAmerica and BlackRock were expected to be satisfactory and that there was a reasonable basis to conclude that SunAmerica and BlackRock would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the composite sub-advisory fee rate payable with respect to the Growth Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Sub-Advisory Expense Group/Universe. The Board also considered expense information of comparable funds managed by each of SunAmerica and BlackRock; however, the Board noted that SunAmerica and BlackRock served as the investment adviser to the respective comparable funds and, thus, the services provided to the comparable funds were different than the proposed services to be provided to the Fund. The Board noted that VALIC negotiated the sub-advisory fee with BlackRock at arm’s length.

The Board considered that the proposed composite sub-advisory fee payable to SunAmerica and BlackRock is below the medians of the Fund’s Sub-Advisory Expense Group/Universe, while the sub-advisory fee rate paid to American Century was above the medians of the Fund’s Sub-Advisory Expense Group/Universe, in each case based on the Fund’s assets as of May 31, 2018. The Board also considered the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board took into account that the sub-advisory fee rate payable to SunAmerica is the lowest of its Sub-Advisory Expense Group. The Board also considered that the sub-advisory fee rates payable to SunAmerica and BlackRock contain breakpoints.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client

294

VALIC Company I Growth Fund

APPROVAL OF SUBADVISORY AGREEMENTS (unaudited) — (continued)

needs. The Board also considered that VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC currently retains as adviser. The Board also took into account that management was requesting that the Board approve an Advisory Fee Waiver Agreement. Therefore, the Board considered that the appointment of SunAmerica and BlackRock will, therefore, result in a reduction to the management fee paid by the Fund to VALIC. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended February 28, 2019. The Board also considered the performance of other funds managed by SunAmerica and BlackRock using a similar investment strategy as that which SunAmerica and BlackRock, respectively, will use to manage the Fund. The Board noted that such comparable fund managed by BlackRock outperformed the benchmark index for the year-to-date, one-year and three-year periods ended February 28, 2019, while the comparable fund managed by SunAmerica underperformed the Fund’s benchmark index for the year-to-date, one-year, three-year and five-year periods ended March 31, 2019. The Board considered management’s discussion, including that the SunAmerica comparable fund tracked an index other than the benchmark index. The Board also noted that a hypothetical portfolio using the proposed strategies of SunAmerica and BlackRock outperformed the Fund for the one-, three- and five-year periods.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreements. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Growth Fund would be reduced as a result of the replacement of the Fund’s current sub-adviser with SunAmerica and BlackRock. The Board also noted that VALIC would waive a greater portion of its management fee if the Sub-Advisory Agreements are approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if SunAmerica and BlackRock are retained as the Fund’s sub-advisers.

In considering the anticipated profitability to SunAmerica and BlackRock in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of SunAmerica and BlackRock from their relationships with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

The Board also noted that VC I and VC II pay SunAmerica an annual fee of 0.06% based on average daily net assets, plus a fund accounting basis point fee equal to 0.0061% on the first $25 billion of daily net assets, 0.007% on the next $75 billion of daily net assets, and 0.005% on daily net assets exceeding $100 billion. Out of the fee SunAmerica receives from VC I and VC II, SunAmerica compensates VALIC 0.02% for certain administrative services provided and pays the Fund’s custodian, State Street Bank and Trust Company an accounting fee based on the rate referenced above.

Economies of Scale. For similar reasons as stated above with respect to SunAmerica’s and BlackRock’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in SunAmerica’s and BlackRock’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreements, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities to be undertaken by SunAmerica and BlackRock. The Board also reviewed the terms of payment for services to be rendered by SunAmerica and BlackRock and noted that VALIC would compensate SunAmerica and BlackRock out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreements provide that each of SunAmerica and BlackRock will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements and other terms contained therein. The Board noted that the SunAmerica Sub-Advisory Agreement and/or the BlackRock Sub-Advisory Agreement contained additional terms related to the use of soft dollars, brokerage transactions, proxy voting, confidentiality, and trade allocation, and concluded that the terms of the SunAmerica Sub-Advisory Agreement and BlackRock Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each of SunAmerica and BlackRock possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreements.

295

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2019 (unaudited)

Name, Age and Address at May 31, 2019*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 73	Director	2005- Present	Retired	49	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven Age: 73	Director	1998- Present	Retired	73	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-Present).
Dr. Timothy J. Ebner Age: 69	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); Pickworth Chair (2000-Present) and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 78	Director	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 69	Chairman and Director(5)	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 72	Director	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 65	Director	2001- Present	Retired since June 2019; formerly President, CEO and Director, SunAmerica (1992-2019); Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	73	None.
Eric S. Levy Age: 54(1)	Director	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 50	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present), Chief Operating Officer (2006-Present) and Director (2014 to Present), SunAmerica.	N/A	N/A

296

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2019 (unaudited) — (continued)

Name, Age and Address at May 31, 2019*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 63	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 53	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 52	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher Joe Age: 50	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, SunAmerica Fund Complex (2017-present); Chief Compliance Officer, VALIC Retirement Services Company (2017-present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014) and Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Age: 47	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017), SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 52	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 50	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 46	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 58	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is considered to be an “interested director,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because he owns shares of American International Group, Inc., the ultimate parent of VALIC, the Funds’ investment adviser. Mr. Levy is an interested director because he is an officer of VALIC.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (34 funds), SunAmerica Specialty Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (59 portfolios), and VALIC Company II (15 funds).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective January 1, 2019, Mr. Lavery became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

297

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2019.

During the year ended May 31, 2019, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Asset Allocation	$6,332,042	$—	$—	16.75%
Blue Chip Growth	91,325,072	—	—	100.00
Broad Cap Value Income	5,016,076	—	—	100.00
Capital Conservation	—	—	—	—
Core Equity	26,833,666	—	—	84.49
Dividend Value	73,011,368	—	—	42.35
Dynamic Allocation*	6,000,962	44,444	503,163	12.92
Emerging Economies*	—	2,075,773	24,053,346	0.26
Global Real Estate*	—	351,734	6,466,145	1.76
Global Social Awareness	—	—	—	48.91
Global Strategy*	27,336,221	523,029	12,142,395	14.92
Government Money Market I*	—	—	—	—
Government Securities	—	—	—	—
Growth	71,315,683	—	—	42.46
Growth & Income	11,821,661	—	—	100.00
Health Sciences	47,556,071	—	—	23.59
Inflation Protected	163,608	—	—	0.60
International Equities Index*	—	1,941,947	28,582,533	—
International Government Bond	37,417	—	—	—
International Growth*	95,235,064	249,926	4,308,603	0.04
International Value*	—	1,392,647	18,944,366	—
Large Cap Core	13,332,022	—	—	100.00
Large Capital Growth	28,866,161	—	—	94.21
Mid Cap Index	282,474,072	—	—	48.67
Mid Cap Strategic Growth	22,367,523	—	—	23.84
Nasdaq-100® Index	6,027,819	—	—	100.00
Science & Technology	184,672,479	—	—	5.29
Small Cap Aggressive Growth	17,793,380	—	—	8.51
Small Cap	18,202,222	—	—	31.93
Small Cap Index	80,645,698	—	—	30.64
Small Cap Special Values	26,863,113	—	—	55.08
Small-Mid Growth	13,472,877	—	—	36.92
Stock Index	107,948,092	—	—	100.00
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

298

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

299

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of -3.42% for the twelve-month period ended May 31, 2019, compared to a return of 3.78% for the S&P 500® Index, 6.40% for the Bloomberg Barclays U.S. Aggregate Bond Index, 2.24% for the FTSE Treasury Bill 3 Month Index, and 4.96% for the Blended Index (S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%)).

Benchmark allocations are: 55% equity, 35% fixed income, and 10% cash. The Fund underperformed the Blended Index benchmark primarily due to its allocations in U.S. small cap equities and U.S. financial equities. Another significant detractor was the Fund’s allocation to Japanese equities.

In contrast, allocations to China A shares, Brazilian equities, and Indian equities were contributors to performance.

Treasury futures were used to hedge interest rate risk while equity index futures were used for hedging and efficient portfolio management. Currency forwards were used for hedging and taking selective currency exposures. The forward investments detracted from performance, but futures investments increased return. The net result from derivatives was a detraction from performance.

For the year ended May 31, 2019, the Asset Allocation Fund returned -3.42% compared to 3.78% for the S&P 500® Index, 6.40% for the Bloomberg Barclays U.S. Aggregate Bond Index, 2.24% for the FTSE Treasury Bill 3 Month Index and 4.96% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%).

***

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-3.42%	3.45%	8.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

300

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 4.22% for the twelve-month period ended May 31, 2019, compared to a return of 3.78% for the S&P 500® Index.

The Fund’s relative outperformance was driven by sector allocation. Stock selection also boosted relative results.

On the positive side, the information technology sector contributed the most to relative results due to effective stock selection. An underweight to the energy sector as well as financials also boosted relative returns.

At the individual stock level, the top contributors were positions in Microsoft Corp., Amazon.com, Inc., and Mastercard, Inc.

Conversely, unfavorable stock selection in the communication services and consumer discretionary sectors detracted the most from relative performance. An underweight in the consumer staples sector also weighed on returns.

Top individual detractors included Alibaba Group Holding, Ltd., Booking Holdings, Inc., and NVIDIA Corp.

For the year ended May 31, 2019, the Blue Chip Growth Fund returned 4.22% compared to 3.78% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
4.22%	13.77%	16.68%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

301

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of -1.84% for the twelve-month period ended May 31, 2019, compared to a return of 1.45% for the Russell 1000® Value Index.

The Fund’s underperformance overall was primarily due to sector allocation during the period. Stock selection contributed to relative performance.

An overweight in the energy sector was the largest detractor to performance. Stock selection in the financials and industrials sectors also hampered returns.

The largest relative detractors for the period were State Street Corp., Parsley Energy, Inc., and Vermilion Energy, Inc.

On the positive side, stock selection in the consumer discretionary, information technology, and materials sectors contributed most to relative results.

The top individual contributors to performance included Dollar General Corp., Coca-Cola European Partners PLC and Air Products & Chemicals, Inc.

In aggregate, security selection, asset allocation and yield curve contributed to the performance of the Fund. An underweight allocation to U.S. Treasuries and overweight allocations to the communications and financials sectors contributed to performance. The Fund’s overweight in the utilities sector and cash detracted from performance.

For the year ended May 31, 2019, the Broad Cap Value Income Fund returned -1.84% compared to 1.45% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-1.84%	6.08%	11.92%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

302

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 6.10% for the twelve-month period ended May 31, 2019, compared to a return of 6.40% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Security selection within the financials, non-cyclical consumer and utilities sectors were the primary drivers during the reporting period. The Fund’s long duration positioning contributed to performance as rates declined during the period.

The largest individual contributors were South Carolina Electric and Gas (5.10% due 6/1/2065), Anheuser-Busch InBev Worldwide, Inc. (5.55% due 1/23/2049) and Électricité de France SA (5.00% due 9/21/2048).

Among the greatest detractors were Telecom Italia Capital SA (7.72% due 6/4/2038), Westlake Chemical Corp. (5.50% due 8/15/2048) and Federal National Mtg. Association (4.50% due 11/1/2047).

For the year ended May 31, 2019, the Capital Conservation Fund returned 6.10% compared to 6.40% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
6.10%	2.34%	4.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

303

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 0.35% for the twelve-month period ended May 31, 2019, compared to a return of 3.47% for the Fund’s benchmark, the Russell 1000® Index.

The Fund’s relative underperformance was driven by security selection. Overall sector allocation had a slightly negative impact as well.

Stock selection in the health care, materials and utilities sectors were large detractors. Lack of exposure to the strong real estate sector also hampered returns.

Individual detractors to performance included PG&E Corp., Suncor Energy, Inc. and Freeport McMoRan, Inc.

The largest contributors to relative performance during the period included stock selection in the information technology, industrials and energy sectors.

The top individual contributors to performance included Dell Technologies, Inc., Comcast Corp. and Norfolk Southern Corp.

For the year ended May 31, 2019, the Core Equity Fund returned 0.35% compared to 3.47% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
0.35%	7.81%	12.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

304

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of -0.17% for the twelve-month period ended May 31, 2019, compared to a return of 1.45% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 1000® Value Index for the twelve-month period. Overall, stock selection provided the largest contribution to relative returns during the annual period, while sector allocation detracted from relative results.

Stock selection was especially strong in the information technology and energy sectors. An overweight to the healthcare sector was another significant contributor.

Top individual contributors included Anthem Inc., Microsoft Corp. and Intel Corp.

The largest detractors from relative performance during the year were stock selection in both the utilities and the health care sectors. Another significant detractor was the lack of exposure to the strong real estate sector.

Larger individual detractors included PG&E Corp., Suncor Energy, Inc. and Marathon Petroleum Corp.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell 1000® Value Index for the twelve-month period. On a sector basis, the primary driver of underperformance during the annual period was stock selection. Asset allocation contributed to relative results.

Stock selection in the industrials, consumer discretionary, and healthcare sectors were the most significant detractors.

In terms of individual holdings, Kraft Heinz Co., Foot Locker, Inc., and Macy’s, Inc. were the larger detractors on a relative basis.

The largest positive contributions came from an overweight to the consumer staples sector, stock selection in the energy sector, and lack of exposure to the weak financials sector.

Top contributors were positions in Procter & Gamble Co., Merck & Co., Inc. and Lam Research Corp.

For the year ended May 31, 2019, the Dividend Value Fund returned -0.17% compared to 1.45% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-0.17%	6.92%	11.97%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

305

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 1.47% for the twelve-month period ended May 31, 2019, compared to a return of 3.78% for the S&P 500® Index, 6.40% for the Bloomberg Barclays U.S. Aggregate Bond Index, and 5.24% for the Blended Index (S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%)).

The Fund consists of two components: A fund-of-funds component representing a combination of VC I and VC II Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

A discussion with AllianceBernstein, L.P.—regarding their portion of the Fund (the “portfolio”)

The overlay portfolio, the process to manage the Fund’s net equity exposure, contributed to the Fund during the period.

The underlying cash assets invested in longer duration U.S. Treasury bonds was the largest contributor during the period. The volatility overlay component (the process to manage the portfolio’s net equity exposure using futures) contributed modestly to returns. Finally, the options hedging program, designed to protect against large and unexpected market declines, detracted from performance.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The fund-of-funds component underperformed the Fund’s blended benchmark during the period. Overall, an overweight to equities dampened results during the period.

Exposure to international equities was the largest detractor during the period. Also detracting from performance was exposure to funds investing primarily in U.S. mid cap and small cap equities.

Within fixed income, exposure to inflation-protected securities and high yield securities were modest detractors.

On the positive side, exposure to large cap growth stocks and a global real estate fund were modest contributors to performance.

Larger detractors from performance included the VCI Foreign Value, VCI Value, and VCI Broad Cap Value Funds. Leading individual contributors to performance included the VCI Large Capital Growth, VCI International Growth, and VCII Small Cap Growth Funds.

306

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2019, the Dynamic Allocation Fund returned 1.47% compared to 3.78% for the S&P 500® Index, 6.40% for the Bloomberg Barclays U.S. Aggregate Bond Index and 5.24% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).

***

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	Since Inception*
1.47%	4.28%	6.22%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

307

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of -11.75% for the twelve-month period ended May 31, 2019, compared to a return of -8.70% for the MSCI Emerging Markets Index (net).

The Fund’s relative underperformance was driven predominately by stock selection. Sector allocation added to results for the period.

Major factors weighing on relative performance were stock selection in Taiwan and China, and an underweight to the India market. Performance was also offset by stock selection in information technology, energy, and industrials.

Among individual performers, a position in Catcher Technology Co., Ltd. was among the larger detractors. Additionally, not owning strong benchmark performers Banco Bradesco S.A. and Reliance Industries Limited weighed on relative performance.

On the positive side, a combination of an overweight and positive stock selection in the financials sector provided a significant contribution. An underweight to the weak healthcare sector was an additional driver of performance. Overweights to Brazil and Russia added to performance, as did stock selection in Brazil.

Among the positive individual performers were Banco do Brasil S.A., Itau Unibanco Holding SA, and IRB Brasil Resseguros SA.

For the year ended May 31, 2019, the Emerging Economies Fund returned -11.75% compared to -8.70% for the MSCI Emerging Markets Index (net).

*

MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-11.75%	0.96%	3.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

308

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 8.10% for the twelve-month period ended May 31, 2019, compared to a return of 8.51% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio, which is U.S. — focused, significantly outperformed the benchmark for the twelve-month period. Both stock selection and industry allocation contributed to the outperformance for the period.

An allocation to the out-of-benchmark industry, infrastructure, was a large contributor to relative performance. Overweights to the apartments and manufactured homes industries were other large contributors to performance for the period.

The top individual contributors to performance included American Tower Corp., Crown Castle International Corp. and AvalonBay Communities, Inc.

An allocation to the out-of-benchmark industry, timber, was the largest detractor from performance for the period. An overweight to the lodging/resorts industries and stock selection in the diversified industry were additional detractors from relative performance.

The top individual detractors from performance included Weyerhaeuser Co., Macerich Co. and PotlatchDeltic Corp.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The portfolio, which is focused on international stocks, underperformed the benchmark for the twelve-month period, primarily due to country allocation. Stock selection contributed to relative performance.

A significant underweight to the U.S. was a large detractor from performance relative to the global benchmark for this Fund. Overweights to the weak United Kingdom and France markets were other large detractors from performance.

The top individual detractors from performance included Gecina SA, CK Asset Holdings, Ltd. and Unibail-Rodamco-Westfield SE.

On the positive side, top contributors to the portfolio’s relative performance included stock selection in the United Kingdom, Switzerland and Germany.

For the year ended May 31, 2019, the Global Real Estate Fund returned 8.10% compared to 8.51% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
8.10%	5.26%	10.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

309

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Global Social Awareness Fund posted a return of 0.57% for the twelve-month period ended May 31, 2019, compared to a return of -0.29% for the MSCI World Index (net).

The Fund’s outperformance was driven primarily by stock selection. Sector allocation was also a positive contributor to performance during the period.

Stock selection within the financials, industrials, and consumer staples sectors were the biggest contributors to performance for the period.

Top individual contributors to performance included Microsoft Corp., Procter & Gamble Co. and Mastercard Inc., Class A.

On the negative side, stock selection within the energy and consumer discretionary sectors were among the largest detractors from performance. An underweight to the healthcare sector was another detractor during the period.

The largest individual detractors included positions in Apple, Inc., NVIDIA Corp. and Schlumberger, Ltd.

The Fund utilized stock index futures contracts to keep its cash position fully exposed to the market. During the twelve-month period, stock index futures contributed to relative performance.

For the year ended May 31, 2019, the Global Social Awareness Fund returned 0.57% compared to -0.29% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consists of the following 23 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
0.57%	6.28%	10.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

310

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of -5.19% for the twelve-month period ended May 31, 2019, compared to a return of -1.29% for the MSCI ACWI (net), 3.14% for the JPMorgan GBI Global Index (unhedged) and 0.80% for the Blended Index (JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%)).

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

During the twelve-month period, the portfolio underperformed relative to the benchmark for the equity portion of the Fund, the MSCI ACWI (net). From a sector perspective, stock selection was primarily responsible for the underperformance. Specifically, selection in the consumer staples, information technology, and consumer discretionary sectors were among the larger detractors from relative returns. Key contributors included an overweight to the health care sector, an underweight in the lagging consumer discretionary sector, and stock selection in the energy sector.

From a regional perspective, stock selection accounted for the majority of the underperformance. Key detractors from relative performance included stock selection and an underweighting in the U.S. In addition, an overweight to United Kingdom detracted from results. On the positive side, stock selection in Denmark, China, and Taiwan benefited relative results.

Some large individual detractors during the period were Teva Pharmaceuticals Industries, Ltd., Bayer AG, and Baidu, Inc. Significant individual contributors included Advance Auto Parts, Inc., Eli Lilly & Co. and Vestas Wind Systems A/S.

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

During the twelve-month period, the portfolio outperformed the benchmark for the fixed income portion of the Fund, the JP Morgan GBI Global Index (unhedged). The portfolio’s fixed income benchmark index consists solely of investment-grade global government bonds, while the portfolio’s holdings include investment-grade and below investment-grade global government bonds, sovereign debt and cash. The portfolio also invests in currency-related transactions.

The portfolio’s total return was influenced by various factors, including interest rate and foreign exchange rate movements across local-currency markets. During the period, currency positions contributed to relative performance, while interest-rate strategies detracted. Sovereign credit exposures had a largely neutral effect on relative results.

Regarding the Fund’s currency exposure, positions in the Euro, Japanese Yen, and Mexican Peso contributed to performance. Exposure to the Argentine Peso detracted from performance.

Exposure to U.S. Treasuries was the most significant detractor from relative performance. Additionally, exposures in Argentina and Europe were large detractors. Exposure in Brazil, India, and South Korea were significant contributors to relative return.

Currency forward contracts were used to actively manage currencies. In addition, interest-rate swaps were employed to tactically manage duration exposures.

311

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2019, the Global Strategy Fund returned -5.19% compared to -1.29% for the MSCI ACWI (net), 3.14% for the JPMorgan GBI Global Index (unhedged) and 0.80% for the Blended Index.

*

The MSCI ACWI Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 49 country indices comprising 23 developed and 26 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***

The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-5.19%	0.77%	7.06%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

312

VALIC Company I Government Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market I Fund posted a return of 1.69% for the twelve-month period ended May 31, 2019, compared to a return of 2.24% for the FTSE Treasury Bill 3 Month Index.*

Positions in U.S. Government Treasuries, Federal National Mortgage Association and modest exposure to Federal Farm Credit Bank investments detracted from the Fund’s relative performance. While these positions had positive returns, those returns were lower than that of the benchmark.

Among the U.S. Government Agencies positions, the exposure to Federal Home Loan Bank investments positively contributed to performance.

*	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
1.69%	0.50%	0.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

313

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Government Securities Fund posted a return of 5.98% for the twelve-month period ended May 31, 2019, compared to a return of 6.26% for the Bloomberg Barclays U.S. Government Bond Index.

U.S. Treasury yields fell sharply across the curve and flattened during the fiscal year. The spread between the 2- and 10-year Treasuries narrowed by 23 basis points (bps), moving the spread from 43 to 20 bps at the end of the period. As a result, the Fund’s shorter duration posture was the largest detractor from performance, while the Fund’s yield curve positioning was a contributor.

During the period, the Fund maintained an overweight in the belly of the curve (5-10 years), underweight in the 20-plus year bucket and maintained a shorter duration than the index.

The Fund continued to have a yield advantage over the benchmark, which contributed to results over the period.

The Fund’s allocation in spread sectors, specifically mortgage-backed securities, credit and commercial mortgage-backed securities were positive for excess returns. The Fund’s security selection in U.S. Treasuries was a slight detractor from performance.

For the year ended May 31, 2019, the Government Securities Fund returned 5.98% compared to 6.26% for the Bloomberg Barclays U.S. Government Bond Index.

*	The Bloomberg Barclays U.S. Government Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
5.98%	2.13%	2.87%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

314

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Growth Fund posted a return of 2.65% for the twelve-month period ended May 31, 2019, compared to return of 5.39% for the Russell 1000® Growth Index.

The Fund’s relative underperformance was driven predominately by sector allocation. Stock selection also detracted from results for the period.

From a sector perspective, an overweight to the energy sector and stock selection in both industrials and consumer staples were the largest detractors from relative performance.

Geographically, exposure to Japan, Canada, and Netherlands detracted from relative returns.

The bottom performing names included: the underweight positioning in Microsoft Corp. and American Tower Corp., and exposure to Concho Resources, Inc.

Stock selection in the information technology and healthcare sector, as well as an underweight to industrials added the most to relative performance.

From a geographic perspective, exposure to Australia and United Kingdom, and stock selection in United States were among the major contributors to relative performance.

The top individual contributors to performance in the Fund included underweighting NVIDIA Corp., and exposure to Visa, Inc. and PayPal Holdings, Inc.

For the year ended May 31, 2019, the Growth Fund returned 2.65% compared to 5.39% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
2.65%	10.45%	14.17%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

315

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Growth & Income Fund posted a return of 2.87% for the twelve-month period ended May 31, 2019, compared to a return of 3.78% for the S&P 500® Index.

Stock selection in the financials and materials sectors were large detractors from performance. An underweight to the consumer staples sector also weighed on relative performance.

PVH Corp was the largest individual detractor. Additional large individual detractors were NVIDIA Corp. and Marathon Petroleum Corp.

Stock selection in the industrials, information technology, and communication services sectors contributed to performance.

Large individual contributors were positions in Autozone, Inc., Intel Corp. and Microsoft Corp.

For the year ended May 31, 2019, the Growth & Income Fund returned 2.87% compared to 3.78% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
2.87%	8.70%	11.81%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

316

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 3.09% for the twelve-month period ended May 31, 2019, compared to a return of 7.67% for the S&P 500® Health Care Index.

Sector allocation was the primary driver of underperformance during the period. Stock selection was also a detractor to relative performance.

An overweight in the biotechnology sector as well as stock selection within this sector were the largest detractors from performance. An underweight in the pharmaceuticals sector also weighed on returns.

Individual detractors included Bluebird Bio, Inc., Cigna Corp. and Nektar Therapeutics.

On the positive side, stock selection in the services sector was the largest contributor to performance during the period. A slight overweight to the life sciences sector also contributed to relative returns.

Large individual contributors included Thermo Fisher Scientific, Inc., Anthem, Inc. and Merck & Co., Inc.

For the year ended May 31, 2019, the Health Sciences Fund returned 3.09% compared to 7.67% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
3.09%	11.60%	19.60%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

317

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 3.51% for the twelve-month period ended May 31, 2019, compared to a return of 4.36% for the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

The Fund’s underperformance was driven predominantly by short duration positioning which detracted from performance as rates declined during the period. The Fund’s exposure to non-USD foreign exchange further detracted from performance as the U.S. dollar appreciated during the period. Yield curve positioning also had a negative effect on the relative performance of the Fund.

Overweight allocations to corporate bonds/notes and inflation-linked bonds/notes contributed to performance. The Fund’s overweight in collateralized mortgage backed securities (CMBS) and preferred shares also had a positive impact on performance. Security selection within U.S. TIPS contributed to performance.

Among the top individual contributors were Republic of Italy Inflation-Linked Bonds (0.10% due 5/15/2022), Government of Canada Bonds (4.25% due 12/1/2021) and United Kingdom Inflation-Linked Gilt Treasury (0.13% due 8/10/2028).

Among the largest detractors were Barclays Bank PLC (4.00% due 5/22/2023), Government of Canada Bonds (4.00% due 12/1/2031) and U.S. Treasury Notes (0.13 due 7/15/2022).

For the year ended May 31, 2019, the Inflation Protected Fund returned 3.51% compared to 4.36% for the Bloomberg Barclays U.S. TIPS Index.

*

The Bloomberg Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
3.51%	1.23%	3.73%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

318

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Equities Index Fund posted a return of -5.81% for the twelve-month period ended May 31, 2019, compared to a return of -5.75% for the MSCI EAFE Index (net).

This Fund is a complete replication of the MSCI EAFE Index (net) and is rebalanced quarterly when MSCI rebalances its indices.

With respect to geography, Austria, Israel, and Belgium were prominent laggards, while Switzerland, New Zealand, and Australia were the only constituent countries in the MSCI EAFE Index (net) to post positive returns during the twelve-month period.

From a sector perspective, consumer discretionary, materials, and financials companies were prominent laggards, while utilities, consumer staples, and healthcare holdings were positive performers for the MSCI EAFE Index (net) during the period.

Among the largest individual detractors from performance were Bayar AG, British American Tobacco PLC and BASF SE. Top individual contributors to performance included Nestle SA, Novartis AG and Roche Holding AG.

For the year ended May 31, 2019, the International Equities Index Fund returned -5.81% compared to -5.75% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-5.81%	1.02%	5.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

319

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the year ended May 31, 2019, the International Government Bond Fund posted a return of 3.26% compared to 7.46% for the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index, 2.79% for the FTSE World Government Bond Index (WGBI) Index (unhedged) and 4.21% for the Blended Index (FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%)).

In aggregate, sector selection had a negative effect on the relative performance of the Fund. An overweight allocation to emerging markets detracted from performance.

Foreign exchange was the primary driver of underperformance during the year. Specifically, negative contributions from overweight positions in the South African Rand, Australian Dollar and British Pound.

Country selection detracted from performance during the year. Overweight positions in Argentina and Turkey were the primary contributors.

Yield curve positioning contributed to performance. Specifically, the Fund’s underweight position at the long end of the U.S. yield curve and overweight position at the belly of the curve contributed to performance.

Among individual holdings, Republic of Ivory Coast (6.13 due 6/15/2033), Republic of Lebanon (8.25 due 4/12/2021) and PT Pelabuhan Indonesian II (4.25 due 5/5/2025) were the largest contributors.

Kazakhstan Temir zHoly Finance BV (6.95 due 7/10/2042), Petroleos Mexicanos (6.75 due 9/21/2047) and Republic of Argentina (5.25 due 1/15/2028) were among the largest individual detractors.

For the year ended May 31, 2019, the International Government Bond Fund returned 3.26% compared to 7.46% for the JP Morgan EMBI Global Diversified Index, 2.79% for the FTSE WGBI Index (unhedged) and 4.21% for the Blended Index.

*	The FTSE WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**

The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
3.26%	0.98%	3.37%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

320

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of -0.17% for the twelve-month period ended May 31, 2019, compared to a return of -6.26% for the MSCI ACWI ex USA Index (net).

A discussion with Morgan Stanley Investment Management, Inc. “MSIM”

The principal factor for the Fund’s outperformance was stock selection. Sector allocation also contributed to the relative outperformance during the twelve-month period.

Stock selection in the information technology and financials sectors were significant contributors. Another strong contributor was a large overweight to the consumer staples sector.

From a geographic perspective, stock selection in United Kingdom, China, and Sweden were among the major contributors to relative performance.

The top performing names included EPAM Systems, Inc., Vitrolife AB and DSV A/S.

On the negative side, stock selection in the consumer staples sector was a large detractor. Also, an overweight to the consumer discretionary sector and an underweight allocation in the healthcare sector detracted from returns.

Geographically, stock selection in Japan and Italy proved detrimental. An overweight to China was another detractor from relative returns.

The bottom performing names included Moncler SpA, Booking Holdings Inc. and Anheuser-Busch InBev SA/NV.

For the year ended May 31, 2019, the International Growth Fund returned -0.17% compared to -6.26% for the MSCI ACWI ex USA Index (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-0.17%	4.59%	8.79%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

321

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Value Fund posted a return of -13.83% for the twelve-month period ended May 31, 2019, compared to a return of -5.75% for the MSCI EAFE Index (net) and -6.26 for the MSCI ACWI ex USA (net).

A discussion with Wells Capital Management Incorporated “WellsCap”

Effective September 10, 2018, WellsCap became subadvisor for the International Value Fund. The Fund’s underperformance during the period, September 10, 2018 through May 31, 2019, overall was primarily due to stock selection. Sector and country allocation contributed to relative performance during the period.

Stock selection was weakest in the financials, industrials, and materials sectors. On the positive side, stock selection in the consumer staples sector and underweights to both the consumer discretionary and the health care sectors were among the contributors to performance.

At the country level, stock selection in United Kingdom, Japan, and Netherlands were large detractors from performance. Positive contributions came from stock selection in Brazil and Germany. A small allocation to United States provided another contribution to relative performance.

Among individual performers, some of the largest detractors were John Wood Group PLC, Daiwa Securities Group, Inc. and Prysmian SpA. Sizeable contributions to performance came from Cosan Ltd., Munich Re (Muenchener Rueckversicherungs-Gesellschaft AG) and Greencore Group PLC.

Derivatives were utilized in the form of currency forward contracts used to partially hedge currency exposure (British Pound and Euro) in the portfolio. During the period, the British Pound and Euro declined versus the U.S. Dollar, resulting in positive attribution from currency hedges.

A discussion with Templeton Global Advisors Ltd

Effective September 10, 2018, WellsCap replaced Templeton Global Advisors Limited as subadvisor for the International Value Fund. The Fund’s underperformance during the period, June 1, 2018 through September 10, 2018, overall was primarily due to stock selection. Sector allocation contributed to relative performance during the period.

Stock selection was weakest in the consumer staples, materials, and consumer discretionary sectors. On the positive side, stock selection in the communication services sector contributed to relative performance. An overweight to the health care sector and an underweight to the consumer discretionary sector were also among the contributors to performance.

At the country level, an overweight to China and exposure to non-benchmark country Canada were large detractors from performance. Stock selection in Australia and New Zealand was another large detractor. Positive contributions came from stock selection in Sweden and Japan. Exposure to non-benchmark country Taiwan provided another contribution to relative performance.

Among individual performers, some of the largest detractors were Wheaton Precious Metals Corp., Samsung Electronics Co., Ltd., and Standard Chartered PLC. Sizeable contributions to performance came from Softbank Corp., Taiwan Semiconductor Manufacturing Co. Ltd., and SES SA.

322

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2019, the International Value Fund returned -13.83% compared to -5.75% for the MSCI EAFE Index (net) and -6.26 for the MSCI ACWI ex USA (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**

Effective September 10, 2018, the Fund changed its benchmark against which it measures its performance from the MSCI EAFE Index (net) to the MSCI ACWI ex USA Index (net). Fund management believes that the MSCI ACWI ex USA Index (net) is more representative of the securities in which the Fund invests. The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-13.83%	-2.52%	4.60%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

323

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC

The Large Cap Core Fund posted a return of 3.11% for the twelve-month period ended May 31, 2019, compared to a return of 3.47% for the Russell 1000® Index.

Stock selection in the consumer staples sector was the largest detractor from performance. An underweight to the utilities and real estate sectors also detracted from results for the period.

The largest individual detractors included positions in PVH Corp., FedEx Corp. and EOG Resources, Inc.

Stock selection in the information technology and real estate sectors as well as an overweight to the health care sector added the most to relative performance.

The top individual contributors to performance in the Fund included Mastercard, Inc., American Tower Corp. and Anthem, Inc.

For the year ended May 31, 2019, the Large Cap Core Fund returned 3.11% compared to 3.47% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
3.11%	8.61%	13.75%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

324

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Massachusetts Financial Services Company

The Large Capital Growth Fund posted a return of 12.50% for the twelve-month period ended May 31, 2019, compared to a return of 5.39% for the Russell 1000® Growth Index.

The Fund’s outperformance was driven primarily by stock selection. Sector allocation also contributed to the positive results.

Stock selection in the healthcare, industrials, and consumer discretionary sectors were the most additive to performance.

The top individual contributors in the Fund included positions in Starbucks Corp. and Comcast Corp., and lack of exposure to weak performer NVIDIA Corp.

Lack of exposure to the strong real estate sector and an overweight allocation to the weak materials sector were drags on relative performance. Weak selection in the consumer staples sector also detracted from overall results.

The bottom-performing names included Electronic Arts, Inc., Paddy Power Betfair PLC, and Cognizant Technology Solutions Corp.

For the year ended May 31, 2019, the Large Capital Growth Fund returned 12.50% compared to 5.39% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
12.50%	11.42%	13.38%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

325

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Mid Cap Index Fund posted a return of -5.76% for the twelve-month period ended May 31, 2019, compared to a return of -5.44% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P MidCap 400® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, the energy, materials, and consumer discretionary sectors were the most notable laggards, while the telecommunication services, utilities, and real estate sectors performed the best.

Steel Dynamics, Inc., United States Steel Corp. and Chemours Co. were among the constituent holdings to detract the most from performance during the twelve-month period.

Among individual holdings, positions in Fair Isaac Corp., MarketAxess Holdings, Inc., and WellCare Health Plans, Inc. were the top contributors to relative performance during the fiscal period.

The Fund utilizes stock index futures contracts to keep its cash position fully exposed to the market. The contracts are designed to provide returns equal to that of the portfolio’s benchmark, the S&P 400® MidCap Index. During the twelve-month period, these derivatives detracted from relative performance.

For the year ended May 31, 2019, the Mid Cap Index Fund returned -5.76% compared to -5.44% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-5.76%	7.00%	13.59%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

326

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 7.45% for the twelve-month period ended May 31, 2019, compared to a return of 6.87% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

The portfolio’s underperformance relative to the benchmark was driven primarily by stock section. Sector allocation was also a detractor to relative returns.

Stock selection in the industrials, energy, and financials sectors were among the larger detractors from relative returns.

The bottom-performing names for the portfolio included XPO Logistics Inc., E*Trade Financial Corp., and out-of-benchmark position Heron Therapeutics, Inc.

On the positive side, stock selection in the health care, information technology, and materials sectors added the most to relative performance.

The top performing names in the portfolio included Worldpay, Inc., Workday, Inc., and out-of-benchmark position Trade Desk, Inc.

A discussion with Janus Capital Management LLC — regarding their portion of the Fund (the “portfolio”).

The portfolio’s outperformance relative to the benchmark was driven by strong stock selection. Sector allocation was also additive for the period.

Stock selection in the healthcare, financials, and consumer discretionary sectors were among the largest contributors to relative performance.

The top performing names in the portfolio included Atlassian Corp PLC, NICE, Ltd. and Global Payments, Inc.

On the negative side, stock selection in the information technology and industrials sectors detracted from relative performance. The lack of exposure to the consumer staples sector also detracted from performance.

The bottom-performing names for the portfolio included ON Semiconductor Corp., Cimpress NV and Flex, Ltd.

For the year ended May 31, 2019, the Mid Cap Strategic Growth Fund returned 7.45% compared to 6.87% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
7.45%	10.44%	13.47%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

327

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Nasdaq-100® Index Fund posted a return of 2.76% for the twelve-month period ended May 31, 2019, compared to a return of 3.41% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, the financials and utilities sectors led the benchmark higher. The telecommunication services and healthcare sectors were the most notable laggards.

Top-contributing index holdings during the fiscal period included Microsoft Corp., Comcast Corp., Class A, and Amazon.com, Inc. Conversely, Apple, Inc., NVIDIA Corp., and Kraft Heinz Co. were the index holdings which detracted most significantly from the Fund’s performance.

For the year ended May 31, 2019, the Nasdaq-100® Index Fund returned 2.76% compared to 3.41% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
2.76%	14.50%	18.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

328

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 3.04% for the twelve-month period ended May 31, 2019, compared to a return of 5.12% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period. Stock selection was the primary driver of relative outperformance. Sector allocation also contributed to the positive results.

From an industry perspective, stock selection in the software & services industry had the largest positive impact on relative performance. Additionally, exposure to the health care equipment & services industry as well as an underweight in the technology hardware & equipment industry contributed to returns.

The top performing names in the portfolio included overweight allocations in Okta, Inc., Twilio, Inc. and Paycom Software, Inc..

Conversely, allocation and stock selection within the semiconductor and semiconductor equipment industry, and stock selection in the technology hardware & equipment industry negatively impacted relative performance.

The bottom performing names in the portfolio included positions in DXC Technology Co., Micron Technology, Inc. and NVIDIA Corp.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark during the period due to sector allocation and stock selection.

Stock selection in the internet sector was the largest detractor from relative returns. Lack of exposure to the information technology services sector as well as stock selection in hardware also weighed on performance.

The bottom performing names in the portfolio included Micron Technology, Inc., Ctrip. Com International, Ltd. and Altaba, Inc.

On the positive side, stock selection in the semiconductors, telecom services, and electronic components sectors contributed to relative performance.

Top performing names in the portfolio included positions in Microsoft Corp., Red Hat, Inc. and Qualcomm, Inc.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period primarily due to security selection. Sector allocation was a modest detractor from performance during the period.

Stock selection in both the semiconductor & semiconductor equipment and the information technology services industries, as well as an underweight to the technology hardware, storage & peripherals industry contributed most to relative returns.

From an individual stock perspective, overweight positions in Advanced Micro Devices, Inc., Workday, Inc. and Global Payments, Inc. were amongst the main contributors.

Conversely, weak stock selection within the electronic equipment, instruments & components industries and the internet software & services industries hampered returns. In addition, an overweight allocation to the semiconductor & semiconductor equipment industry detracted most from relative returns.

The top detractors from relative performance were out of benchmark positions in Sunny Optical Technology Group Co., Ltd. and Flex, Ltd. and an underweight to Microsoft Corp.

329

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2019, the Science & Technology Fund returned 3.04% compared to 5.12% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
3.04%	16.22%	18.12%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

330

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Victory Capital Management, Inc.

The Small Cap Aggressive Growth Fund posted a return of -0.89% for the twelve-month period ended May 31, 2019, compared to a return of -6.88% for the Russell 2000® Growth Index.

Overall, the fund’s outperformance of the benchmark was primarily driven by stock selection. Sector allocation also boosted relative results.

Stock selection within the information technology sector contributed most to performance. An overweight to the strong information technology sector as well as stock selection in consumer discretionary and financials also contributed to relative performance.

The largest detractors from relative performance during the period were sector allocation to communication services as well as stock selection in industrials. A lack of exposure to the real estate sector also weighed on relative returns.

Top individual contributors to benchmark-relative returns were RingCentral, Inc., Euronet Worldwide, Inc., and SendGrid, Inc. Top detractors were At Home Group, Inc., Lumentum Holdings, Inc. and National Vision Holdings, Inc.

For the year ended May 31, 2019, the Small Cap Aggressive Growth Fund returned -0.89% compared to -6.88% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-0.89%	13.41%	16.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

331

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of -1.94% for the twelve-month period ended May 31, 2019, compared to a return of -9.05% for the Russell 2000® Index.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period. Both stock selection and sector allocation contributed to the outperformance for the period.

Stock selection within the health care, information technology, and consumer discretionary sectors were the biggest contributors to performance for the period.

Top individual contributors to performance included Molina Healthcare, Inc., Cable One, Inc. and Lattice Semiconductor Corp.

On the negative side, stock selection within the financials sector, in addition to underweights in the communication services and real estate sectors, were the largest detractors from performance during the period.

The biggest individual detractors from performance included BWX Technologies, Inc., Visteon Corp. and Western Alliance Bancorp.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark for the twelve-month period. Both stock selection and sector allocation detracted from relative performance.

Stock selection within the consumer discretionary and information technology sectors were among the biggest detractors from performance for the period. An overweight to the weak energy sector was another significant detractor.

The biggest individual detractors from performance included Pioneer Energy Services Corp., Approach Resources, Inc. and Key Energy Services, Inc.

Stock selection within the health care, communication services, and materials sectors were the biggest contributors to performance for the period.

Top individual contributors to performance included ConforMIS, Inc., Chiasma, Inc. and Adverum Biotechnologies, Inc.

A discussion with J.P. Morgan Investment Management Inc. (“JPMIM”) — regarding their portion of the Fund (the “portfolio”).

The portfolio outperformed the benchmark for the twelve-month period. Stock selection was the primary driver of the outperformance during the period. Sector allocation was a modest detractor to relative performance.

Stock selection within the health care, materials, and industrials sectors were the biggest contributors to performance for the period.

The top individual contributors to performance included out-of-benchmark positions Pool Corp., AptarGroup, Inc. and National Retail Properties, Inc.

On the negative side, stock selection within the energy, financials, and information technology sectors were large detractors from performance during the period. An overweight to the weak materials sector also detracted from relative returns.

The biggest individual detractors from performance included SRC Energy, Inc. and out-of-benchmark positions Core Laboratories NV and Patterson-UTI Energy, Inc.

332

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2019, the Small Cap Fund returned -1.94% compared to -9.05% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-1.94%	6.91%	13.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

333

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Small Cap Index Fund posted a return of -9.23% for the twelve-month period ended May 31, 2019, compared to a return of -9.05% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all Funds, there will be performance discrepancies due to trading, cash and pricing effects.

In terms of sectors, energy, materials, and health care were the most notable laggards, while utilities, information technology, and real estate performed the best.

Positions in Nektar Therapeutics, Stamps.com, Inc., and McDermott International, Inc. were amongst the holdings which detracted most significantly from the fund’s performance.

Conversely, top-contributing holdings during the period included Trade Desk, Inc., Class A, Etsy, Inc. and Planet Fitness, Inc., Class A.

For the year ended May 31, 2019, the Small Cap Index Fund returned -9.23% compared to -9.05% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-9.23%	6.55%	12.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

334

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Special Values Fund posted a return of -6.88% for the twelve-month period ended May 31, 2019, compared to a return of -11.32% for the Russell 2000® Value Index.

The Fund’s outperformance was driven by stock selection. Sector allocation detracted from relative performance during the period.

Stock selection in the consumer discretionary, consumer staples, and health care sectors provided strong contributions to performance over the twelve month period.

Large individual contributors were Dine Brands Global, Inc., Denny’s Corp. and Helen Of Troy, Ltd.

An overweight to the weak materials sector and underweights to the real estate and utilities sectors were primary detractors from performance relative to the benchmark.

Large individual detractors were Neenah, Inc., Deluxe Corp. and Patterson-UTI Energy, Inc.

For the year ended May 31, 2019, the Small Cap Special Values Fund returned -6.88% compared to -11.32% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-6.88%	6.77%	12.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

335

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Goldman Sachs Asset Management, L.P.

The Small-Mid Growth Fund posted a return of 6.17% for the twelve-month period ended May 31, 2019, compared to a return of -0.70% for the Russell 2500 Growth® Index.

The portfolio outperformed the benchmark during the period, predominantly due to stock selection. Sector allocation was another positive factor.

During the period, strong stock selection in the health care and information technology sectors as well as an overweight to information technology contributed to returns.

The top performing names in the Fund included Spark Therapeutics, Inc., McCormick & Co., Inc. and Total System Services, Inc.

Negative stock selection and an overweight within the financials sector detracted from relative returns. An underweight to the real estate sector also weighed on returns.

Individual detractors from performance included Summit Materials, Inc., Agios Pharmaceuticals, Inc., and Alkermes PLC.

For the year ended May 31, 2019, the Small-Mid Growth Fund returned 6.17% compared to -0.70% for the Russell 2500® Growth Index.

*

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
6.17%	9.88%	13.53%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

336

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Stock Index Fund posted a return of 3.43% for the twelve-month period ended May 31, 2019, compared to a return of 3.78% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

By sector, real estate, utilities, and consumer staples outperformed, while energy, materials and financials underperformed.

Top-performing index holdings during the fiscal period included Microsoft Corp., Procter & Gamble Co., and Merck & Co., Inc.

Conversely, NVIDIA Corp., Apple, Inc. and Schlumberger NV hindered performance the most during the twelve-month period.

For the year ended May 31, 2019, the Stock Index Fund returned 3.43% compared to 3.78% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
3.43%	9.30%	13.60%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

337

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The Value Fund posted a return of -0.71% for the twelve-month period ended May 31, 2019, compared to a return of 1.45% for the Russell 1000® Value Index.

The Fund’s relative underperformance was driven by both sector allocation and stock selection during the twelve-month period.

Stock selection in the consumer staples, energy, and consumer discretionary sectors were large detractors. Additionally, an underweight to the utilities sector and an overweight to the weak energy sector weighed on relative returns.

Top individual detractors during the period were Halliburton Co., and EOG Resources, Inc., and lack of exposure to strong performer Procter & Gamble Co.

Stock selection in the industrials, communication services, and utilities sectors provided a large contribution to performance during the period.

Top individual contributors to benchmark-relative returns were Eli Lilly & Co., Eversource Energy, and QUALCOMM, Inc.

For the year ended May 31, 2019, the Value Fund returned -0.71% compared to 1.45% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2019
1 Year	5 Years	10 Years
-0.71%	5.92%	11.04%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

338

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Small-Mid Growth Fund

(the “Fund”)

Supplement dated February 14, 2019

to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2018, as supplemented to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the subsection of the Prospectus entitled “Fund Summary: Small-Mid Growth Fund — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Daniel Zimmerman, CFA Managing Director and Co-Lead Portfolio Manager	2014
Jessica Katz Vice President and Co-Lead Portfolio Manager	2019

In the subsection of the Prospectus entitled “Management — Investment Subadvisers” the third paragraph under “Goldman Sachs Asset Management, L.P. (“GSAM”)” is deleted in its entirety and replaced with the following:

Mr. Daniel Zimmerman, CFA and Ms. Jessica Katz manage the Small-Mid Growth Fund. Mr. Zimmerman, Managing Director and Co-Lead Portfolio Manager, joined GSAM in 2008. Mr. Zimmerman is a CFA charterholder. Ms. Katz, Vice President and Co-Lead Portfolio Manager, joined GSAM in 2015. Ms. Katz has 13 years of investment experience.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Small-Mid Growth Fund

(the “Fund”)

Supplement dated March 4, 2019

to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2018, as supplemented to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the subsection of the Prospectus entitled “Fund Summary: Small-Mid Growth Fund — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Steven M. Barry Managing Director, Chief Investment Officer and Co-Lead Portfolio Manager	2019
Jessica Katz Vice President and Co-Lead Portfolio Manager	2019

In the subsection of the Prospectus entitled “Management — Investment Subadvisers” the third paragraph under “Goldman Sachs Asset Management, L.P. (“GSAM”)” is deleted in its entirety and replaced with the following:

Mr. Steven M. Barry and Ms. Jessica Katz manage the Small-Mid Growth Fund. Mr. Barry, Managing Director, Chief Investment Officer and Co-Lead Portfolio Manager, joined GSAM in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity U.S. Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital. Ms. Katz, Vice President and Co-Lead Portfolio Manager, joined GSAM in 2015. Ms. Katz has 13 years of investment experience.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

339

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

International Growth Fund

(the “Fund”)

Supplement dated April 25, 2019, to the Fund’s Summary Prospectus and Prospectus

dated October 1, 2018, as supplemented and amended to date

The section entitled “Fund Summary: International Growth Fund — Principal Investment Strategies of the Fund” is hereby deleted in its entirety and replaced with the following:

The Fund’s subadviser uses a proprietary investment strategy to invest in companies that it believes will increase in value over time. Under normal market conditions, the subadviser seeks to achieve the Fund’s objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI ACWI ex USA Index. As of August 31, 2018, the market capitalization range of the companies in the MSCI ACWI ex USA Index was approximately $14.9 million to $261 billion.

The subadviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser seeks high-quality, established companies that the subadviser believes are undervalued at the time of purchase. The subadviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria because the quality of the company’s business deteriorates or the price relative to the company’s intrinsic value is no longer attractive.

The Fund invests in foreign securities, which may include emerging market securities. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers from at least three countries outside of the United States. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region.

The Fund primarily invests in equity securities and in depositary receipts of foreign issuers, although it may invest in equity securities of U.S. issuers. The equity securities in which the Fund invests are denominated in both U.S. and non-U.S. currencies and include common stock.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

340

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Growth Fund

(the “Fund”)

Supplement dated May 14, 2019, to the Fund’s Summary Prospectus and Prospectus

dated October 1, 2018, as supplemented and amended to date

At an in-person meeting held on April 29-30, 2019 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of American Century Investment Management, Inc. (“American Century”) as the subadviser to the Growth Fund (the “Fund”) and approved the appointment of BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica Asset Management, LLC (“SunAmerica” and, together with BlackRock, the “Subadvisers”) as co-subadvisers to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s subadvisers, principal investment strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is scheduled to become effective approximately 60 days after the expected filing date of August 1, 2019. The filing is expected to become effective on or about September 30, 2019 (the “Effective Date”).

The Fund currently attempts to achieve its investment objective by allocating its assets among four investment strategies: a growth strategy, a U.S. premier large cap growth strategy, a disciplined growth strategy and an international growth strategy. American Century employs both strategic and tactical approaches when allocating the Fund’s assets among the four strategies, and seeks to strategically diversify the Fund’s assets while maintaining the flexibility to tactically allocate its investments among the four strategies in response to market conditions and other factors. While the growth, U.S. premier large cap growth and disciplined growth strategies invest primarily in U.S. companies, they may also invest in securities of foreign companies, including companies located in emerging markets. The Fund may invest up to 20% of its net assets in foreign securities, including emerging market securities.

As of the Effective Date, the Fund will attempt to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally will invest at least 65% of its total assets in equity securities, which may consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.

The Fund’s assets will not necessarily be divided equally among the Subadvisers. Approximately 25% of the Fund’s assets will be allocated to one Subadviser that will passively manage a portion of the assets allocated to it by seeking to track an index, and the remainder of the Fund’s assets will be allocated to the other Subadviser.

At the Meeting, the Board approved an amendment to the existing investment subadvisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and BlackRock (the “BlackRock Subadvisory Agreement”). The Board also approved an amendment to the investment subadvisory agreement between VALIC and SunAmerica, which will become effective if approved by shareholders of the Fund (the “SunAmerica Subadvisory Agreement”). Additionally, the Board approved an Amended and Restated Advisory Fee Waiver Agreement (“Advisory Fee Waiver Agreement”) between VALIC and VC I on behalf of the Fund, which will become effective on the Effective Date.

The Board has the authority, pursuant to an exemptive order granted by the SEC, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock, the BlackRock Subadvisory Agreement and the Advisory Fee Waiver Agreement. The SunAmerica Subadvisory Agreement is subject to shareholder approval. The Board has called a special meeting of the Fund’s shareholders to be held on or about July 18, 2019, to consider the proposal to approve the SunAmerica Subadvisory Agreement. Shareholders of record on the record date, entitled to notice of and to vote at the special meeting, will receive information on how to access proxy materials describing the proposal in more detail. Each of the BlackRock Subadvisory Agreement and the SunAmerica Subadvisory Agreement are expected to become effective on the Effective Date, if the SunAmerica Subadvisory Agreement is approved by shareholders of the Fund.

Once the changes to the Fund’s principal investment strategies and techniques become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment objective, principal investment strategies, techniques and risks. Please read the prospectus carefully.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

341

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Stock Index Fund

(the “Fund”)

Supplement dated May 14, 2019, to the Fund’s Summary Prospectus and Prospectus

dated October 1, 2018, as supplemented and amended to date

At the April 29-30, 2019 meeting of the Board of Directors (the “Board”) of VALIC Company I (the “Company”), the Board approved an amendment (the “Amendment”) to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management, LLC (“SunAmerica”) with respect to the Fund. The Amendment revises the Sub-Advisory Agreement so that the fee payable with respect to the Fund will be based on the aggregate assets SunAmerica manages for the Fund and the VALIC Company I Growth Fund. No change was made to the sub-advisory fee rates payable by VALIC to SunAmerica with respect to the Fund. It is currently anticipated this change will become effective on or about September 30, 2019.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

342

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Assistant Secretary

343

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

344

VALIC.com — Account access

Manage your account online

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

•	Print and download account transaction confirmations and tax statements

•	View transaction history and download it to Quicken using Direct ConnectSM

•	Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

•	Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC.com, you can initiate account transactions including:

•	Change allocation

•	Transfer money among investment options

•	Rebalance account to your desired allocation mix

•	Change contributions

•	Automate future contribution increases

Start exploring VALIC.com today!

•	Visit VALIC.com

•	Register for online access

•	Follow steps to create a security profile

PersonalDeliver- ®

•	It’s easy to sign up

•	Simply visit VALIC.com today to get started

Please note:

Email delivery is not accessible to certain VALIC annuity contract owners.

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We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

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CLICK VALIC.com         CALL 1-800-448-2542        VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (“VFA”), member FINRA, SIPC and an SEC-registered investment advisor. VFA registered representatives offer securities and other products under retirement plans and IRAs, and to clients outside of such arrangements.

Annuities issued by The Variable Annuity Life Insurance Company (“VALIC”). Variable annuities distributed by its affiliate, AIG Capital Services, Inc. (“ACS”), member FINRA. VALIC, VFA and ACS are members of American International Group, Inc. (“AIG”).

Copyright © The Variable Annuity Life Insurance Company. All rights reserved.

VC 23800 (06/2017) J102011 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530    [05/2019]    J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2019	2018
(a) Audit Fees	$953,340	$925,575
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$267,667	$269,506

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2019 and 2018 were $402,408 and $295,961 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 8, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2019